UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Prime
BlackRock Cash Funds: Treasury
BlackRock CoreAlpha Bond Fund
BlackRock Disciplined International Fund
BlackRock Large Cap Index Fund
BlackRock LifePath® Dynamic Retirement Fund (Formerly BlackRock LifePath® Retirement Fund)
BlackRock LifePath® Dynamic 2020 Fund (Formerly BlackRock LifePath® 2020 Fund)
BlackRock LifePath® Dynamic 2025 Fund (Formerly BlackRock LifePath® 2025 Fund)
BlackRock LifePath® Dynamic 2030 Fund (Formerly BlackRock LifePath® 2030 Fund)
BlackRock LifePath® Dynamic 2035 Fund (Formerly BlackRock LifePath® 2035 Fund)
BlackRock LifePath® Dynamic 2040 Fund (Formerly BlackRock LifePath® 2040 Fund)
BlackRock LifePath® Dynamic 2045 Fund (Formerly BlackRock LifePath® 2045 Fund)
BlackRock LifePath® Dynamic 2050 Fund (Formerly BlackRock LifePath® 2050 Fund)
BlackRock LifePath® Dynamic 2055 Fund (Formerly BlackRock LifePath® 2055 Fund)
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2020 Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock S&P 500 Index Fund
BlackRock Total International ex U.S. Index Fund
BlackRock U.S. Total Bond Index Fund

Master Investment Portfolio
Active Stock Master Portfolio
CoreAlpha Bond Master Portfolio
International Tilts Master Portfolio
Large Cap Index Master Portfolio
LifePath® Dynamic Retirement Master Portfolio (Formerly LifePath® Retirement Master Portfolio)

LifePath® Dynamic 2020 Master Portfolio (Formerly LifePath® 2020 Master Portfolio)
LifePath® Dynamic 2025 Master Portfolio (Formerly LifePath® 2025 Master Portfolio)
LifePath® Dynamic 2030 Master Portfolio (Formerly LifePath® 2030 Master Portfolio)
LifePath® Dynamic 2035 Master Portfolio (Formerly LifePath® 2035 Master Portfolio)
LifePath® Dynamic 2040 Master Portfolio (Formerly LifePath® 2040 Master Portfolio)
LifePath® Dynamic 2045 Master Portfolio (Formerly LifePath® 2045 Master Portfolio)
LifePath® Dynamic 2050 Master Portfolio (Formerly LifePath® 2050 Master Portfolio)
LifePath® Dynamic 2055 Master Portfolio (Formerly LifePath® 2055 Master Portfolio)
LifePath® Index Retirement Master Portfolio
LifePath® Index 2020 Master Portfolio
LifePath® Index 2025 Master Portfolio
LifePath® Index 2030 Master Portfolio
LifePath® Index 2035 Master Portfolio
LifePath® Index 2040 Master Portfolio
LifePath® Index 2045 Master Portfolio
LifePath® Index 2050 Master Portfolio
LifePath® Index 2055 Master Portfolio
LifePath® Index 2060 Master Portfolio
Money Market Master Portfolio
Prime Money Market Master Portfolio
S&P 500 Index Master Portfolio
Total International ex U.S. Index Master Portfolio
Treasury Money Market Master Portfolio
U.S. Total Bond Index Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2016

Date of reporting period: 12/31/2016

Item 1 – Report to Stockholders

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock Cash Funds: Institutional
➢	BlackRock Cash Funds: Prime
➢	BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended December 31, 2016

After seven years of near-zero interest rate policy, the Federal Open Market Committee (the “FOMC”) in a unanimous decision raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25--0.50% at its December 2015 meeting. The FOMC was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data. Following broader financial market turmoil in early 2016, the FOMC left rates unchanged for the majority of the year.

In late June the United Kingdom voted to leave the European Union. This led markets to factor in expectations that the FOMC would not resume its course of raising interest rates before 2018. Markets further reflected that investors anticipated the Bank of England and European Central Bank would turn more accommodative. Additionally, major credit rating agencies generally viewed the result of the “leave” decision unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and in certain cases, downgrading the nation’s long-term credit rating by as much as two “notches” to AA.

October 14, 2016 represented the final compliance date of the SEC’s Rule 2a-7 money market reform, marking the completion of an effort that began over two years ago. While the movement of assets to government money market funds from prime funds was substantial at approximately $1 trillion since these reforms were announced, the defensive positioning of prime funds ensured that the process remained manageable. At the same time, fears that government money market funds would be unable to accommodate the large shift in assets were put to rest, in part due to increased issuance of treasury bills and higher-than-usual utilization of the Federal Reserve Bank of New York’s Reverse Repo Program.

After leaving rates unchanged for the majority of the year the FOMC, at its December 14, 2016 meeting, announced a 0.25% increase in the target range for the federal funds rate to 0.50%--0.75%. The decision to raise interest rates was unanimous, and widely expected. This was the first rate hike since December 2015 and only the second to occur in the United States since the global financial crisis which contributed to a prolonged period of near-zero interest rates. This further reduction in monetary accommodation is demonstrative of the FOMC’s conviction that the economy is on an upward trajectory. The FOMC continues to believe that the risks to the economic outlook in the near term are roughly balanced. Despite the nudging up of interest rates, the FOMC acknowledged that monetary policy remains accommodative.

The London Interbank Offered Rate (“LIBOR”) moved higher over the period in response to both speculation of another possible rate hike from the FOMC as well as money market reform, which created a shift in assets away from credit products into government products. The benchmark three-month LIBOR ended the period at 0.85% (rising over 20 basis points from the 0.63% March 31 level), which is over 50 basis points higher than it had been at the beginning of the year.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS III	DECEMBER 31, 2016

Fund Information as of December 31, 2016

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
Aon Captives	0.76%	0.76%
Select	0.90%	0.90%
SL Agency	0.89%	0.89%

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Prime’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
Capital	0.59%	0.59%
Institutional	0.57%	0.57%
Premium	0.52%	0.52%

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
Institutional	0.41%	0.41%
SL Agency	0.44%	0.44%

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

On May 19, 2016, the Board of Trustees approved the designation of each of BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and their corresponding Master Portfolios as a money market fund that does not qualify as a “government money market fund” or as a “retail money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (each an “Institutional Money Market Fund”). This designation became effective October 11, 2016.

Institutional Money Market Funds will no longer value their investments under the amortized cost method and will be required to price and transact in their shares at a NAV per share reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of certain Institutional Money Market Funds may be priced multiple times each day such Fund accepts purchase orders and redemption requests.

The Boards of the Institutional Money Market Funds will be permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each Institutional Money Market Fund for up to 10 business days during a 90 day period, in the event that such Institutional Money Market Fund’s weekly liquid assets fall below certain thresholds.

BLACKROCK FUNDS III	DECEMBER 31, 2016	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Cash Funds: Institutional
Aon Captives	$1,000.00	$1,003.00	$1.11	$1,000.00	$1,024.03	$1.12	0.22%
Institutional	$1,000.00	$1,000.00	$0.60	$1,000.00	$1,024.53	$0.61	0.12%
Select	$1,000.00	$1,003.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
SL Agency	$1,000.00	$1,003.60	$0.45	$1,000.00	$1,024.68	$0.46	0.09%
BlackRock Cash Funds: Prime
Capital	$1,000.00	$1,002.40	$0.70	$1,000.00	$1,024.43	$0.71	0.14%
Institutional	$1,000.00	$1,002.50	$0.60	$1,000.00	$1,024.53	$0.61	0.12%
Premium	$1,000.00	$1,002.40	$0.86	$1,000.00	$1,024.28	$0.87	0.17%
Select	$1,000.00	$1,000.00	$1.01	$1,000.00	$1,024.13	$1.02	0.20%
SL Agency	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.68	$0.46	0.09%
BlackRock Cash Funds: Treasury
Institutional	$1,000.00	$1,000.20	$0.60	$1,000.00	$1,024.53	$0.61	0.12%
SL Agency	$1,000.00	$1,001.40	$0.45	$1,000.00	$1,024.68	$0.46	0.09%

[1]

For each class of a Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because each Fund invests all of its assets in its corresponding Master Portfolio, the expense examples reflect the net expenses of both the Fund and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

6	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities

December 31, 2016	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury

Assets
Investments at value — from the applicable Master Portfolio[1,2]	$41,223,923,991	$285,823,612	$3,652,094,956
Capital shares sold receivable	3,256	298	4

Total assets	41,223,927,247	285,823,910	3,652,094,960

Liabilities
Payables:
Income dividends	28,630,562	33,945	1,182,813
Administration fees	696,560	9,690	69,543
Contributions to the applicable Master Portfolio	3,256	298	4
Distribution fees	478	—	—
Professional fees	8,909	8,917	8,968

Total liabilities	29,339,765	52,850	1,261,328

Net Assets	$41,194,587,482	$285,771,060	$3,650,833,632

Net Assets Consist of
Paid-in capital	$41,183,736,400	$285,752,689	$3,650,659,586
Undistributed net investment income	—	13,514	—
Accumulated net realized gain allocated from the applicable Master Portfolio	746,927	—	174,046
Net unrealized appreciation (depreciation) allocated from the applicable Master Portfolio	10,104,155	4,857	—

Net Assets	$41,194,587,482	$285,771,060	$3,650,833,632

Net Asset Value
Aon Captives:
Net assets	$5,560,075	—	—

Shares outstanding[3]	5,558,807	—	—

Net asset value	$1.0002	—	—

Capital:
Net assets	—	$67,482,164	—

Shares outstanding[3]	—	67,482,349	—

Net asset value	—	$1.0000	—

Institutional:
Net assets	—	$214,691,687	$80,257,384

Shares outstanding[3]	—	214,684,928	80,253,557

Net asset value	—	$1.0000	$1.00

Premium:
Net assets	—	$3,597,209	—

Shares outstanding[3]	—	3,597,017	—

Net asset value	—	$1.0001	—

Select:
Net assets	$762	—	—

Shares outstanding[3]	762	—	—

Net asset value	$1.0002	—	—

SL Agency:
Net assets	$41,189,026,645	—	$3,570,576,248

Shares outstanding[3]	41,179,766,646	—	3,570,406,031

Net asset value	$1.0002	—	$1.00

[1] Investments at cost — from the applicable Master Portfolio	$41,213,819,836	$285,818,755	$3,652,094,956

[2] Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio”), respectively.
[3] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	7

Statements of Operations

Year Ended December 31, 2016	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury

Investment Income
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$270,469,178	$106,608,525	$11,908,509
Expenses	(40,989,475)	(19,000,174)	(3,154,287)
Fees waived	12,695,981	5,862,832	979,683

Total investment income	242,175,684	93,471,183	9,733,905

Fund Expenses
Administration — class specific	8,439,450	8,573,062	628,565
Professional	15,854	15,081	11,140
Miscellaneous	14,100	14,100	56
Distribution — Aon Captives	7,527	—	—

Total expenses	8,476,931	8,602,243	639,761
Less:
Fees reimbursed by the Administrator	(15,854)	(15,081)	(11,140)
Administration fees waived — class specific	—	(273)	—

Total expenses after fees waived and/or reimbursed	8,461,077	8,586,889	628,621

Net investment income	233,714,607	84,884,294	9,105,284

Realized and Unrealized Gain Allocated from the Master Portfolios
Net realized gain from investments	3,815,059	675,914	444,137
Net change in unrealized appreciation (depreciation) on investments	10,104,155	4,857	—

Net realized and unrealized gain	13,919,214	680,771	444,137

Net Increase in Net Assets Resulting from Operations	$247,633,821	$85,565,065	$9,549,421

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Prime
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$233,714,607	$78,123,251	$84,884,294	$36,457,663
Net realized gain	3,815,059	1,366,640	675,914	570,515
Net change in unrealized appreciation (depreciation)	10,104,155	—	4,857	—

Net increase in net assets resulting from operations	247,633,821	79,489,891	85,565,065	37,028,178

Distributions to Shareholders[1]
From net investment income:
Aon Captives	(32,990)	(4,715)	—	—
Capital	—	—	(7,597,597)	(2,423,327)
Institutional	(5,693,492)	(4,942,131)	(42,412,234)	(15,039,119)
Premium	—	—	(5,472,321)	(1,252,061)
Select	(16)	(13)	(5,076)	(1,082)
SL Agency	(227,988,109)	(73,176,392)	(29,398,609)	(17,730,967)
From net realized gain:
Aon Captives	(629)	(270)	—	—
Capital	—	—	(224,218)	(28,402)
Institutional	(25,496)	(72,604)	(924,451)	(170,670)
Premium	—	—	(1,660)	(17,796)
Select	—	—	—	(19)
SL Agency	(4,280,941)	(1,333,902)	—	(131,220)

Decrease in net assets resulting from distributions to shareholders	(238,021,673)	(79,530,027)	(86,036,166)	(36,794,663)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,323,776,641)	2,500,790,392	(25,164,637,725)	2,758,323,754

Net Assets
Total increase (decrease) in net assets	(1,314,164,493)	2,500,750,256	(25,165,108,826)	2,758,557,269
Beginning of year	42,508,751,975	40,008,001,719	25,450,879,886	22,692,322,617

End of year	$41,194,587,482	$42,508,751,975	$285,771,060	$25,450,879,886

Undistributed net investment income, end of year	—	—	$13,514	$3,950

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	9

Statements of Changes in Net Assets

	BlackRock Cash Funds: Treasury
	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$9,105,284	$546,933
Net realized gain	444,137	98,963

Net increase in net assets resulting from operations	9,549,421	645,896

Distributions to Shareholders[1]
From net investment income:
Institutional	(69,601)	(279)
Select	—	(1)
SL Agency	(9,035,683)	(546,653)
From net realized gain:
Institutional	(5,210)	(51)
SL Agency	(280,502)	(90,949)

Decrease in net assets resulting from distributions to shareholders	(9,390,996)	(637,933)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,496,101,672	(231,225,048)

Net Assets
Total increase (decrease) in net assets	1,496,260,097	(231,217,085)
Beginning of year	2,154,573,535	2,385,790,620

End of year	$3,650,833,632	$2,154,573,535

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock Cash Funds: Institutional

	Aon Captives
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0045	0.0006	0.0000 [1]	0.0005	0.0012
Net realized and unrealized gain	0.0003	0.0000 [1]	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0048	0.0006	0.0001	0.0005	0.0012

Distributions:[2]
From net investment income	(0.0045)	(0.0006)	(0.0000)[3]	(0.0005)	(0.0012)
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0046)	(0.0006)	(0.0001)	(0.0005)	(0.0012)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.48%	0.06%	0.01%	0.05%	0.12%

Ratios to Average Net Assets[5,6]
Total expenses	0.22%	0.22%	0.22%	0.22%	0.22%

Total expenses after fees waived and/or reimbursed	0.22%	0.22%	0.22%	0.22%	0.22%

Net investment income	0.44%	0.06%	0.01%	0.04%	0.12%

Supplemental Data
Net assets, end of year (000)	$5,560	$8,558	$7,999	$9,166	$11,003

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	11

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Institutional
	Period January 1, 2016 to December 2, 2016[1]		Year Ended December 31,
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0049		0.0016	0.0010	0.0015	0.0022
Net realized and unrealized gain	0.0004		0.0000 [2]	0.0001	0.0000 [2]	—

Net increase from investment operations	0.0053		0.0016	0.0011	0.0015	0.0022

Distributions:[3]
From net investment income	(0.0049)		(0.0016)	(0.0010)	(0.0015)	(0.0022)
From net realized gain	(0.0001)		(0.0000)[4]	(0.0001)	(0.0000)[4]	—

Total distributions	(0.0050)		(0.0016)	(0.0011)	(0.0015)	(0.0022)

Net asset value, end of period	$1.0003		$1.00	$1.00	$1.00	$1.00

Total Return[5]
Based on net asset value	0.53%	[6]	0.16%	0.11%	0.15%	0.22%

Ratios to Average Net Assets[7,8]
Total expenses	0.12%	[9]	0.12%	0.12%	0.12%	0.12%

Total expenses after fees waived and/or reimbursed	0.12%	[9]	0.12%	0.12%	0.12%	0.12%

Net investment income	0.48%	[9]	0.15%	0.11%	0.14%	0.22%

Supplemental Data
Net assets, end of period (000)	—	[1]	$2,056,594	$2,251,121	$2,802,911	$1,211,912

[1]	There were no Institutional Shares outstanding since December 2, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Select
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0047	0.0008	0.0002	0.0007	0.0014
Net realized and unrealized gain	0.0003	0.0000 [1]	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0050	0.0008	0.0003	0.0007	0.0014

Distributions:[2]
From net investment income	(0.0047)	(0.0008)	(0.0002)	(0.0007)	(0.0014)
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0048)	(0.0008)	(0.0003)	(0.0007)	(0.0014)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.50%	0.08%	0.03%	0.07%	0.14%

Ratios to Average Net Assets[5,6]
Total expenses	0.19%	0.22%	0.22%	0.22%	0.22%

Total expenses after fees waived and/or reimbursed	0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.42%	0.07%	0.03%	0.06%	0.14%

Supplemental Data
Net assets, end of year (000)	$1	$5	$109	$4,324	$11,459

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	13

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	SL Agency
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0058	0.0019	0.0013	0.0018	0.0025
Net realized and unrealized gain	0.0003	0.0000 [1]	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0061	0.0019	0.0014	0.0018	0.0025

Distributions:[2]
From net investment income	(0.0058)	(0.0019)	(0.0013)	(0.0018)	(0.0025)
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0059)	(0.0019)	(0.0014)	(0.0018)	(0.0025)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.61%	0.19%	0.14%	0.18%	0.25%

Ratios to Average Net Assets[5,6]
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	0.58%	0.19%	0.14%	0.17%	0.25%

Supplemental Data
Net assets, end of year (000)	$41,189,027	$40,443,595	$37,748,773	$37,867,084	$33,350,562

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock Cash Funds: Institutional

	Trust
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income	0.0000	[2]	0.0001	0.0000 [2]
Net realized gain	0.0000	[2]	0.0000 [2]	—

Net increase from investment operations	0.0000		0.0001	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]		(0.0001)	(0.0000)[4]
From net realized gain	(0.0000)[4]		(0.0000)[4]	—

Total distributions	(0.0000)		(0.0001)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%	—%

Ratios to Average Net Assets[7,8]
Total expenses	0.45%	[9]	0.45%	0.45%

Total expenses after fees waived and/or reimbursed	0.22%	[9]	0.28%	0.34%

Net investment income	0.00%	[9]	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	—	[1]	$547	$8,215

[1]	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015 and December 31, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	15

Financial Highlights	BlackRock Cash Funds: Prime

	Capital
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0043	0.0013	0.0007	0.0011	0.0018
Net realized and unrealized gain	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0046	0.0013	0.0007	0.0011	0.0018

Distributions:[2]
From net investment income	(0.0041)	(0.0013)	(0.0007)	(0.0011)	(0.0018)
From net realized gain	(0.0005)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0046)	(0.0013)	(0.0007)	(0.0011)	(0.0018)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.46%	0.13%	0.07%	0.11%	0.18%

Ratios to Average Net Assets[5,6]
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%

Total expenses after fees waived and/or reimbursed	0.14%	0.14%	0.14%	0.14%	0.14%

Net investment income	0.43%	0.13%	0.07%	0.10%	0.18%

Supplemental Data
Net assets, end of year (000)	$67,482	$2,125,858	$1,747,725	$1,472,926	$1,394,794

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0045	0.0015	0.0009	0.0013	0.0020
Net realized and unrealized gain	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0048	0.0015	0.0009	0.0013	0.0020

Distributions:[2]
From net investment income	(0.0043)	(0.0015)	(0.0009)	(0.0013)	(0.0020)
From net realized gain	(0.0005)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0048)	(0.0015)	(0.0009)	(0.0013)	(0.0020)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.48%	0.15%	0.09%	0.13%	0.20%

Ratios to Average Net Assets[5,6]
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%

Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	0.45%	0.15%	0.09%	0.12%	0.20%

Supplemental Data
Net assets, end of year (000)	$214,692	$13,516,545	$9,074,064	$5,269,961	$3,236,082

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	17

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Premium
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0041	0.0010	0.0004	0.0008	0.0015
Net realized and unrealized gain	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0044	0.0010	0.0004	0.0008	0.0015

Distributions:[2]
From net investment income	(0.0038)	(0.0010)	(0.0004)	(0.0008)	(0.0015)
From net realized gain	(0.0005)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0043)	(0.0010)	(0.0004)	(0.0008)	(0.0015)

Net asset value, end of year	$1.0001	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.44% [5]	0.10%	0.04%	0.08%	0.15%

Ratios to Average Net Assets[5,6]
Total expenses	0.17%	0.17%	0.17%	0.17%	0.17%

Total expenses after fees waived and/or reimbursed	0.17%	0.17%	0.17%	0.17%	0.17%

Net investment income	0.41%	0.10%	0.04%	0.07%	0.16%

Supplemental Data
Net assets, end of year (000)	$3,597	$1,132,614	$1,254,768	$4,669,369	$3,481,506

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Select
	Period January 1, 2016 to December 21, 2016[1]		Period January 1, 2015 to December 31, 2015[2]		Period January 1, 2014 to December 21, 2014[3]		Year Ended December 31,
							2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0003		0.0000	[4]	0.0000	[4]	0.0005	0.0012
Net realized and unrealized gain	0.0000	[4]	0.0000	[4]	0.0000	[4]	0.0000 [4]	—

Net increase from investment operations	0.0003		0.0000		0.0000		0.0005	0.0012

Distributions:[5]
From net investment income	(0.0003)		(0.0000)[6]		(0.0000)[6]		(0.0005)	(0.0012)
From net realized gain	—		—		(0.0000)[6]		(0.0000)[6]	—

Total distributions	(0.0003)		(0.0000)		(0.0000)		(0.0005)	(0.0012)

Net asset value, end of period	$1.0000		$1.00		$1.00		$1.00	$1.00

Total Return[7]
Based on net asset value	0.03%	[8]	0.00%	[8]	0.00%	[8]	0.05%	0.12%

Ratios to Average Net Assets[9,10]
Total expenses	0.22%	[11]	0.22%	[11]	0.22%	[11]	0.22%	0.22%

Total expenses after fees waived and/or reimbursed	0.20%	[11]	0.20%	[11]	0.20%	[11]	0.20%	0.20%

Net investment income	0.37%	[11]	0.00%	[11]	0.00%	[11]	0.04%	0.12%

Supplemental Data
Net assets, end of period (000)	—	[1]	—	[2]	—	[3]	$90	$10,454

[1]

There were no Select Shares outstanding from January 1, 2016 through January 18, 2016, January 20, 2016 through February 17, 2016, February 22, 2016 through March 17, 2016, March 21, 2016 through April 17, 2016, April 21, 2016 through May 17, 2016, May 20, 2016 through June 20, 2016, June 23, 2016 through July 17, 2016, July 21, 2016 through August 17, 2016, August 23, 2016 through September 18, 2016, September 22, 2016 through October 18, 2016, October 21, 2016 through December 18, 2016, and December 21, 2016 through December 31, 2016.

[2]

There were no Select Shares outstanding from January 1, 2015 through January 19, 2015, January 21, 2015 through February 17, 2015, February 20, 2015 through March 17, 2015, March 20, 2015 through April 19, 2015, April 22, 2015 through May 17, 2015, May 20, 2015 through June 18, 2015 and June 22, 2015 through December 31, 2015.

[3]	There were no Select Shares outstanding from November 11, 2014 through November 17, 2014, November 18, 2014 through December 18, 2014 and December 22, 2014 through December 31, 2014.

[4]	Amount is less than $0.00005 per share.

[5]	Distributions for annual periods determined in accordance with federal income tax regulations.

[6]	Amount is greater than $(0.00005) per share.

[7]	Where applicable, assumes the reinvestment of distributions.

[8]	Aggregate total return.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[10]	Includes the Fund’s share of the Master Portfolio’s annualized allocated fees waived of 0.03%.

[11]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	19

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	SL Agency
	Period January 1, 2016 to September 14, 2016[1]		Year Ended December 31,
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0034		0.0018	0.0012	0.0016	0.0023
Net realized and unrealized gain	0.0000	[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	—

Net increase from investment operations	0.0034		0.0018	0.0012	0.0016	0.0023

Distributions:[3]
From net investment income	(0.0034)		(0.0018)	(0.0012)	(0.0016)	(0.0023)
From net realized gain	—		(0.0000)[4]	(0.0000)[4]	(0.0000)[4]	—

Total distributions	(0.0034)		(0.0018)	(0.0012)	(0.0016)	(0.0023)

Net asset value, end of period	$1.0000		$1.00	$1.00	$1.00	$1.00

Total Return[5]
Based on net asset value	0.34%	[6]	0.18%	0.12%	0.16%	0.23%

Ratios to Average Net Assets[7,8]
Total expenses	0.09%	[9]	0.09%	0.09%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09%	[9]	0.09%	0.09%	0.09%	0.09%

Net investment income	0.48%	[9]	0.18%	0.12%	0.15%	0.23%

Supplemental Data
Net assets, end of period (000)	—	[1]	$8,675,863	$10,615,765	$5,689,192	$5,877,464

[1]	There were no SL Agency Shares outstanding since September 14, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Annualized.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock Cash Funds: Prime

	Trust
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0000	[2]	0.0001		0.0000	[2]
Net realized gain	0.0000	[2]	0.0000	[2]	—

Net increase from investment operations	0.0000		0.0001		0.0000

Distributions:[3]
From net investment income	(0.0000)[4]		(0.0001)		(0.0000)[4]
From net realized gain	(0.0000)[4]		(0.0000)[4]		—

Total distributions	(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%

Ratios to Average Net Assets[7]
Total expenses	0.45%	[8,9]	0.45%	[9]	0.45%	[9]

Total expenses after fees waived and/or reimbursed	0.20%	[8,9]	0.24%	[9]	0.32%	[9]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[9]

Supplemental Data
Net assets, end of period (000)	—	[1]	$8,086		$21,702

[1]	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015 and December 31, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s annualized allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	21

Financial Highlights	BlackRock Cash Funds: Treasury

	Capital
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0002
Net realized gain	0.0000	[2]	0.0000	[2]	—

Net increase from investment operations	0.0000		0.0001		0.0002

Distributions:[3]
From net investment income	—		(0.0001)		(0.0002)
From net realized gain	(0.0000)[4]		(0.0000)[4]		—

Total distributions	(0.0000)		(0.0001)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.02%

Ratios to Average Net Assets[7]
Total expenses	0.13%	[8,9]	0.14%	[10]	0.14%	[10]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.12%	[10]	0.13%	[10]

Net investment income	0.00%	[8,9]	0.00%	[10]	0.02%	[10]

Supplemental Data
Net assets, end of period (000)	—	[1]	$715		$273,121

[1]	There were no Capital Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015 and December 31, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Institutional
	Period June 6, 2016[1] to December 31, 2016		Period January 1, 2015 to December 31, 2015[2]		Year Ended December 31,
					2014		2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0015		0.0000	[3]	—		0.0001		0.0002
Net realized gain	0.0001		0.0000	[3]	0.0000	[3]	0.0000	[3]	—

Net increase from investment operations	0.0016		0.0000		0.0000		0.0001		0.0002

Distributions:[4]
From net investment income	(0.0015)		(0.0000)[5]		—		(0.0001)		(0.0002)
From realized gain	(0.0001)		(0.0000)[5]		(0.0000)[5]		(0.0000)[5]		—

Total distributions	(0.0016)		(0.0000)		(0.0000)		(0.0001)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[6]
Based on net asset value	0.16%	[7]	0.00%		0.00%		0.01%		0.02%

Ratios to Average Net Assets[8]
Total expenses	0.12%	[9,1][0]	0.12%	[10]	0.17%	[11]	0.12%	[10]	0.12%	[10]

Total expenses after fees waived and/or reimbursed	0.12%	[9,10]	0.11%	[10]	0.06%	[11]	0.10%	[10]	0.11%	[10]

Net investment income	0.29%	[9,10]	0.01%	[10]	0.00%	[11]	0.01%	[10]	0.02%	[10]

Supplemental Data
Net assets, end of period (000)	$80,257		—	[1]	$4		$4		$4

[1]	Recommencement of operations.

[2]	There were no Institutional Shares outstanding as of the year ended December 31, 2015.

[3]	Amount is less than $0.00005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.00005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	23

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Premium
	Period December 20, 2012[1]

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000	[2]
Net realized gain	0.0000	[2]

Net increase from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	(0.0000)[4]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.00%	[8,9]

Total expenses after fees waived	0.00%	[8,9]

Net investment income	0.00%	[8,9]

Supplemental Data
Net assets, end of period (000)	_	[1]

[1]	There were no Premium Shares outstanding during the fiscal years ended December 31, 2012, December 31, 2013, December 31, 2014, December 31, 2015 and December 31, 2016, except for December 20, 2012.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Select
	Period January 1, 2014 to December 22, 2014[1]		Year Ended December 31,
			2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0000	[2]
Net realized gain	0.0000	[2]	0.0000	[2]	—

Net increase from investment operations	0.0000		0.0001		0.0000

Distributions from:[3]
Net investment income	—		(0.0001)		(0.0000)[4]
Net realized gain	(0.0000)[4]		(0.0000)[4]		—

Total distributions	(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%

Ratios to Average Net Assets[7]
Total expenses	0.21%	[8,9]	0.21%	[9]	0.22%	[10]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.09%	[9]	0.15%	[10]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[10]

Supplemental Data
Net assets, end of period (000)	—	[1]	$10,398		$10,543

[1]	There were no Select Shares outstanding from December 22, 2014 through December 31, 2014 and during the years ended December 31, 2015 and December 31, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master Portfolio‘s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	25

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	SL Agency
	Year Ended December 31,
	2016		2015		2014		2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0029		0.0003		—		0.0002		0.0006
Net realized gain	0.0001		0.0000	[1]	0.0000	[1]	0.0000	[1]	—

Net increase from investment operations	0.0030		0.0003		0.0000		0.0002		0.0006

Distributions:[2]
From net investment income	(0.0029)		(0.0003)		—		(0.0002)		(0.0006)
From realized gain	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—

Total distributions	(0.0030)		(0.0003)		(0.0000)		(0.0002)		(0.0006)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.30%		0.03%		0.00%		0.02%		0.06%

Ratios to Average Net Assets[5]
Total expenses	0.09%	[6]	0.09%	[6]	0.08%	[7]	0.08%	[7]	0.09%	[6]

Total expenses after fees waived and/or reimbursed	0.09%	[6]	0.09%	[6]	0.06%	[7]	0.07%	[7]	0.09%	[6]

Net investment income	0.29%	[6]	0.03%	[6]	0.00%	[7]	0.01%	[7]	0.06%	[6]

Supplemental Data
Net assets, end of year (000)	$3,570,576		$2,154,574		$2,385,787		$1,548,187		$1,525,904

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock Cash Funds: Treasury

	Trust
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0000	[2]
Net realized gain	0.0000	[2]	0.0000	[2]	—

Net increase from investment operations	0.0000		0.0001		0.0000

Distributions from:[3]
Net investment income	—		(0.0001)		(0.0000)[4]
Net realized gain	(0.0000)[4]		(0.0000)[4]		—

Total distributions	(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%

Ratios to Average Net Assets[7]
Total expenses	0.44%	[8,9]	0.44%	[9]	0.45%	[10]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.09%	[9]	0.15%	[10]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[10]

Supplemental Data
Net assets, end of period (000)	—	[1]	$25,914		$15,407

[1]	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015 and December 31, 2016.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	27

Notes to Financial Statements	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Prime	Prime	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds is directly affected by the performance of the Master Portfolios. At December 31, 2016, the percentage of the Master Portfolio owned by the corresponding Fund was 100% for Institutional, 100% for Prime and 60.2% for Treasury. As such, the financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Treasury and Prime each offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors. Institutional only offers SL Agency share class and is only available for certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees. The Aon Captives Shares also bear certain expenses related to the distribution of such shares. The Aon Captives Shares have exclusive voting rights with respect to matters relating to their distribution expenditures. The Boards of Trustees of the Trust and Boards of Directors of MIP are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

Effective as of the close of business on the dates below, Institutional no longer accepts purchase orders on the following share classes. Shareholders of each share class may continue to redeem their shares after the closure date.

Closure Date	Share Class
March 1, 2016	Capital Shares, Premium Shares, Select Shares and Trust Shares
June 1, 2016	Aon Captives Shares
August 1, 2016	Institutional Shares

Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

On October 11, 2016, Institutional and Prime began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of Prime is priced multiple times each day such Fund accepts purchase orders and redemption requests. Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.

With respect to each of Institutional and Prime, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from each of Institutional and Prime for up to 10 business days during a 90 day period, in the event that Institutional’s or Prime’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

28	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Blackrock Fund Advisors (the “Manager” or “BFA”), the investment adviser to the Master Portfolios, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administration services an annual fee based on the average daily net assets of each Fund as follows:

	Institutional		Prime		Treasury
Aon Captives	0.05%		N/A		N/A
Capital	0.07%	[1]	0.07%		0.07%	[1]
Institutional	0.05%	[1]	0.05%		0.05%
Premium	0.10%	[1]	0.10%		0.10%	[1]
Select	0.15%		0.15%	[1]	0.15%	[1]
SL Agency	0.02%		0.02%	[1]	0.02%
Trust	0.38%	[1]	0.38%	[1]	0.38%	[1]

[1]	With no shares outstanding as of December 31, 2016.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2016, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional		Prime		Treasury
Aon Captives	$3,764		N/A		N/A
Capital	—	[1]	$1,236,811		—	[1]
Institutional	591,821	[1]	4,753,953		$12,208
Premium	—	[1]	1,350,912		—	[1]
Select	5		2,051	[1]	—	[1]
SL Agency	7,843,860		1,229,335	[1]	616,357
Trust	—	[1]	—	[1]	—	[1]

Total	$8,439,450		$8,573,062		$628,565

[1]	With no shares outstanding as of December 31, 2016.

As of December 31, 2016, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional, Prime and Treasury.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, Institutional pays BRIL ongoing service and distribution fees with respect to Aon Captives Shares. The fees are accrued daily and paid monthly at annual rate of 0.10% based

BLACKROCK FUNDS III	DECEMBER 31, 2016	29

Notes to Financial Statements (continued)	BlackRock Funds III

upon the average daily net assets of the Aon Captives Shares. The Capital Shares, Institutional Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares of Institutional do not pay any fees for distribution services. The fees paid to BRIL by Institutional are shown as Distribution — Aon Captives in the Statements of Operations.

Waivers: BAL voluntarily agreed to waive administration fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as administration fees waived — class specific. BAL may discontinue the waiver and/or reimbursement at any time.

BAL contractually agreed to waive a portion of its administration fees for the Select Shares through April 30, 2018. After giving effect to such contractual expense waiver, the administration fees for the Select Shares will be 0.13%. These amounts are included in administration fees waived — class specific in the Statements of Operations.

For the year ended December 31, 2016, BAL waived $273 of administration fees for Prime — Select Shares.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses through April 30, 2017.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Funds did not participate in the Interfund Lending Program.

Officers and Directors: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent difference attributable to the reclassification of a portion of the amounts paid to redeemed shareholders as a distribution for tax purposes was reclassified to the following accounts:

Prime
Paid-in capital .	$96,100
Accumulated net realized loss	$(96,100)

The tax character of distributions paid was as follows:

		Institutional	Prime[1]	Treasury
Ordinary income	12/31/16	$237,268,876	$86,132,266	$9,380,284
	12/31/15	$79,488,252	$36,794,663	$637,933
Long-term capital gains	12/31/16	752,797	—	10,712
	12/31/15	41,775	—	—

Total	12/31/16	$238,021,673	$86,132,266	$9,390,996

	12/31/15	$79,530,027	$36,794,663	$637,933

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.

30	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

As of December 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

	Institutional	Prime	Treasury
Undistributed ordinary income	$746,927	$13,514	$171,156
Undistributed long-term capital gains	—	—	2,890
Net unrealized capital gains	10,104,155	4,857	—

Total	$10,851,082	$18,371	$174,046

6. Capital Share Transactions:

Effective October 11, 2016, the number of shares sold, reinvested and redeemed for Institutional and Prime were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of Institutional and Prime were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
Institutional	Shares	Amount	Shares	Amount[1]
Aon Captives
Shares sold	28,765	$28,767	559,341	$559,341
Shares issued in reinvestment of distributions	776	776	7	7
Shares redeemed	(3,028,971)	(3,028,995)	—	—

Net increase (decrease)	(2,999,430)	$(2,999,452)	559,348	$559,348

Institutional
Shares sold	13,560,264,025	$13,560,264,025	26,330,768,077	$26,330,768,077
Shares issued in reinvestment of distributions	2,861,501	2,861,519	2,755,963	2,755,963
Shares redeemed	(15,619,723,805)	(15,619,741,123)	(26,528,049,293)	(26,528,049,293)

Net decrease	(2,056,598,279)	$(2,056,615,579)	(194,525,253)	$(194,525,253)

Select
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	24	$24	13	$13
Shares redeemed	(4,654)	(4,654)	(103,187)	(103,187)

Net decrease	(4,630)	$(4,630)	(103,174)	$(103,174)

SL Agency
Shares sold	145,231,634,893	$110,741,111,944	98,921,406,773	$98,921,406,773
Shares issued in reinvestment of distributions	283,323	283,328	20,513	20,513
Shares redeemed	(144,495,833,489)	(110,005,552,252)	(96,226,567,815)	(96,226,567,815)

Net increase	736,084,727	$735,843,020	2,694,859,471	$2,694,859,471

Total Net Increase (Decrease)	(1,323,517,612)	$(1,323,776,641)	2,500,790,392	$2,500,790,392

Prime
Capital
Shares sold	28,980,054,020	$28,980,054,020	30,021,242,764	$30,021,242,764
Shares issued in reinvestment of distributions	5,267,355	5,267,355	1,851,980	1,851,980
Shares redeemed	(31,043,657,548)	(31,043,657,548)	(29,644,982,520)	(29,644,982,520)

Net increase (decrease)	(2,058,336,173)	$(2,058,336,173)	378,112,224	$378,112,224

Institutional
Shares sold	124,526,853,444	$124,526,859,955	146,093,605,195	$146,093,605,195
Shares issued in reinvestment of distributions	22,921,997	22,921,997	6,541,052	6,541,052
Shares redeemed	(137,851,381,601)	(137,851,387,465)	(141,657,821,784)	(141,657,821,784)

Net increase (decrease)	(13,301,606,160)	$(13,301,605,513)	4,442,324,463	$4,442,324,463

BLACKROCK FUNDS III	DECEMBER 31, 2016	31

Notes to Financial Statements (concluded)	BlackRock Funds III

	Year Ended December 31, 2016		Year Ended December 31, 2015
Prime (concluded)	Shares	Amount	Shares	Amount[1]
Premium
Shares sold	50,166,069,660	$50,166,069,685	168,198,834,483	$168,198,834,483
Shares issued in reinvestment of distributions	881,334	881,334	82,926	82,926
Shares redeemed	(51,295,946,690)	(51,295,946,690)	(168,321,079,404)	(168,321,079,404)

Net decrease	(1,128,995,696)	$(1,128,995,671)	(122,161,995)	$(122,161,995)

Select
Shares sold	187,179,367	$187,179,367	221,615,435	$221,615,435
Shares issued in reinvestment of distributions	5,076	5,076	1,100	1,100
Shares redeemed	(187,184,443)	(187,184,443)	(221,616,535)	(221,616,535)

Net increase	—	—	—	—

SL Agency
Shares sold	8,438,336,925	$8,438,336,925	10,735,695,202	$10,735,695,202
Shares issued in reinvestment of distributions	1,761,927	1,761,927	87	87
Shares redeemed	(17,115,799,220)	(17,115,799,220)	(12,675,646,227)	(12,675,646,227)

Net decrease	(8,675,700,368)	$(8,675,700,368)	(1,939,950,938)	$(1,939,950,938)

Total Net Increase (Decrease)	(25,164,638,397)	$(25,164,637,725)	2,758,323,754	$2,758,323,754

[1] Amounts were included for consistency of current year presentations.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Treasury.

Transactions in capital shares for each class of Treasury were as follows:

	Year Ended December 31,
Treasury	2016	2015
Institutional
Shares sold	651,076,039	211,800,000
Shares issued in reinvestment of distributions	36,879	330
Shares redeemed	(570,859,361)	(211,804,234)

Net increase (decrease)	80,253,557	(3,904)

SL Agency
Shares sold	79,242,890,065	61,854,753,309
Shares issued in reinvestment of distributions	248,776	23,792
Shares redeemed and automatic conversion of shares	(77,827,290,726)	(62,085,998,245)

Net increase (decrease)	1,415,848,115	(231,221,144)

Total Net Increase (Decrease)	1,496,101,672	(231,225,048)

7. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 23, 2017, the Board approved a proposal to close Prime to purchases and thereafter to liquidate the Fund. Accordingly, effective 3:00 p.m. (Eastern time) on April 24, 2017 Prime will no longer accept purchase orders. On or about April 28, 2017 (the “Liquidation Date”), all of the assets of Prime will be liquidated completely, the shares outstanding on the Liquidation Date will be redeemed at the 3:00 p.m. (Eastern time) net asset value per share and Prime will then be terminated as a series of the Trust.

32	BLACKROCK FUNDS III	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of BlackRock Funds III and the Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and BlackRock Cash Funds: Treasury (the “Funds”), each a series of BlackRock Funds III, as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Institutional, Prime and Treasury for the taxable year ended December 31, 2016.

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-US Residents[1]
Months Paid
January — December 2016
Institutional	76.98%
Prime	80.30%
Treasury	100.00%
Federal Obligation Interest[2]
Institutional	1.65%
Prime	0.76%
Treasury	55.28%

[1]	Represents the portion of the taxable ordinary dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any of the dividends you received is exempt from state income taxes.

Additionally, the Funds distributed long-term capital gains per-share as follows:

	Record Date	Institutional	Treasury
Long-Term Capital Gains Per-Share	08/11/2016	—	$0.000002033
	10/03/2016	$0.000016680	—
	12/15/2016	—	$0.000001652

BLACKROCK FUNDS III	DECEMBER 31, 2016	33

Master Portfolio Information as of December 31, 2016	Master Investment Portfolio

Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	34%
Commercial Paper	30
Time Deposits	16
Repurchase Agreements	14
Municipal Bonds	6
Corporate Notes	—	[1]
Liabilities in Excess of Other Assets	—	[1]

Total	100%

[1]	Represents less than 1%.

Prime Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	42%
Time Deposits	28
Commercial Paper	19
Certificates of Deposit	11
Corporate Notes	—	[1]
Liabilities in Excess of Other Assets	—	[1]

Total	100%

[1]	Represents less than 1%.

Treasury Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	42%
U.S. Treasury Obligations	58
Other Assets Less Liabilities	— [1]

Total	100%

[1]	Represents less than 1%.

34	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 3.3%
Bank of America N.A., 1.05%, 1/13/17	$148,500	$148,512,726
Citibank NA, New York:
1.30%, 6/30/17	200,000	200,000,000
1.16%, 7/05/17 (a)	99,000	99,000,000
State Street Bank & Trust (a):
1.23%, 3/08/17	50,000	50,039,929
1.23%, 3/10/17	32,000	32,026,011
Wells Fargo Bank NA (a):
1.22%, 2/15/17	125,000	125,085,170
1.20%, 6/29/17	164,000	164,013,891
1.30%, 10/16/17	394,000	394,420,788
1.26%, 11/16/17	125,000	125,081,551

		1,338,180,066
Yankee (b) — 30.5%
Bank of Montreal, Chicago:
1.01%, 3/14/17	100,000	100,006,879
1.08%, 3/16/17	299,000	299,056,412
1.27%, 11/20/17 (a)	250,000	250,052,755
1.29%, 11/27/17 (a)	100,000	100,017,676
Bank of Nova Scotia, Houston 1.26%, 4/12/17 (a)	52,900	52,964,772
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
1.28%, 4/13/17	270,000	270,246,032
1.25%, 5/15/17	215,000	215,149,756
Canadian Imperial Bank of Commerce, New York (a):
1.31%, 10/13/17	384,500	385,042,264
1.17%, 12/01/17	250,000	250,082,705
Cooperatieve Rabobank UA, New York, 1.25%, 10/23/17 (a)	197,000	197,135,603
Credit Industriel et Commercial, New York:
1.24%, 4/11/17	275,000	275,159,412
1.24%, 4/13/17	69,000	69,040,381
Credit Suisse AG, New York, 1.15%, 3/22/17	250,000	250,135,568
Dexia Credit Local SA, New York, 1.07%, 5/24/17 (a)	328,650	328,977,378
DZ Bank Deutsche Genossenschaf, New York:
1.04%, 2/14/17	250,000	250,022,605
1.22%, 4/18/17	275,000	274,948,440
Kookmin Bank, New York:
0.69%, 1/05/17	193,000	192,999,678
0.69%, 1/06/17	100,000	99,999,805
Landesbank Baden-Wurttemberg, New York, 0.90%, 1/13/17	500,000	500,008,620
Mitsubishi UFJ Trust & Banking Corp., New York:
0.68%, 1/03/17	247,000	247,002,934
0.68%, 1/04/17	400,000	400,005,720
1.36%, 4/12/17 (a)	252,000	252,294,318
Mizuho Bank Ltd., New York (a):
1.36%, 4/11/17	150,000	150,146,292
1.39%, 4/12/17	300,000	300,288,657
1.38%, 4/13/17	150,000	150,143,678
1.25%, 5/09/17	240,000	240,068,774
1.34%, 5/17/17	200,000	200,076,434
1.36%, 5/30/17	150,000	150,049,323
1.36%, 6/19/17	298,000	298,089,513

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Natixis, New York:
0.68%, 1/03/17	$597,000	$597,000,000
0.94%, 1/10/17	250,000	250,018,220
0.94%, 1/11/17	250,000	250,019,875
Norinchukin Bank, New York, 1.29%, 4/20/17	299,000	299,213,205
Royal Bank of Canada, New York, 1.09%, 4/18/17 (a)	188,500	188,636,120
Skandinaviska Enskilda Banken AB, New York (a):
1.22%, 5/12/17	190,000	190,182,841
1.18%, 7/19/17	282,000	282,135,899
Sumitomo Mitsui Banking Corp., New York:
1.00%, 1/06/17	100,000	100,008,442
0.95%, 1/12/17	150,000	150,019,809
1.49%, 3/03/17 (a)	100,000	100,111,655
1.36%, 4/12/17 (a)	294,000	294,319,846
1.18%, 4/20/17 (a)	300,000	300,287,457
1.34%, 6/19/17 (a)	400,000	400,176,972
Sumitomo Trust & Banking Co. Ltd., New York:
0.69%, 1/03/17	245,000	245,003,729
0.70%, 1/06/17 (a)	134,000	134,013,068
1.36%, 4/12/17 (a)	299,000	299,325,285
1.24%, 6/01/17 (a)	340,000	340,211,041
1.34%, 6/19/17 (a)	349,000	349,154,408
Svenska Handelsbanken, New York (a):
1.24%, 5/15/17	100,000	100,110,676
1.25%, 5/16/17	241,500	241,766,478
1.15%, 8/01/17	183,000	183,105,443
Toronto-Dominion Bank, New York:
1.08%, 3/17/17	100,000	100,028,512
1.28%, 11/27/17 (a)	195,000	195,018,389
UBS AG, Stamford, 1.05%, 1/11/17	250,000	250,051,480

		12,589,131,234
Total Certificates of Deposit — 33.8%		13,927,311,300

Commercial Paper
Albion Capital LLC, 0.80%, 1/03/17 (c)	197,000	196,989,340
Alpine Securitization (c):
0.65%, 1/03/17	100,000	99,994,278
1.05%, 1/10/17	100,000	99,983,194
1.05%, 1/17/17	200,000	199,941,000
Antalis SA, 0.81%, 1/03/17 (c)	40,640	40,637,675
ASB Finance Ltd., London:
1.08%, 2/01/17 (c)	40,000	39,978,733
1.24%, 11/13/17 (a)	100,000	100,047,444
Australia & New Zealand Banking International Group Ltd.:
0.91%, 1/04/17 (c)	17,000	16,998,267
1.23%, 10/24/17 (a)	50,000	50,047,682
Bank Nederlandse Gemeenten (c):
0.68%, 1/03/17	968,000	967,944,611
0.70%, 1/06/17	100,000	99,989,694
Bank of Nova Scotia, Houston (a):
1.23%, 8/01/17	249,000	249,000,000
1.28%, 11/01/17	180,000	180,189,995
1.27%, 11/22/17	150,000	150,017,659

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	RB	Revenue Bonds
EDA	Economic Development Authority	HRB	Housing Revenue Bonds	SBPA	Stand-by Bond Purchase Agreements
FLOATS	Floating Rate Securities	ISD	Independent School District	S/F	Single-Family
GO	General Obligation Bonds	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
		M/F	Multi-Family

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	35

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Barclays Bank PLC, New York, 0.87%, 1/05/17 (c)	$100,000	$99,995,167
Barton Capital Corp., 0.75%, 1/04/17 (c)	147,000	146,987,689
Bedford Row Funding Corp., 1.21%, 7/24/17 (a)	50,000	50,032,009
Bennington Sark Cap Co. (c):
1.10%, 1/09/17	275,000	274,958,368
1.10%, 1/13/17	200,000	199,956,056
BNP Paribas Fortis SA, New York, 0.69%, 1/03/17 (c)	500,000	499,967,280
BNP Paribas SA, New York (c):
0.68%, 1/03/17	300,000	299,980,368
1.26%, 4/12/17	194,000	193,421,632
1.26%, 4/13/17	160,000	159,517,902
BNZ International Funding Ltd., 1.12%, 1/13/17 (a)	100,000	100,019,533
Caisse Centrale Desjardins du Quebec, 0.66%, 1/04/17 (c)	92,000	91,991,171
Cancara Asset Securitisation LLC (c):
1.00%, 1/12/17	115,000	114,976,745
1.02%, 1/19/17	120,000	119,959,800
Collateralized Commercial Paper Co. LLC (a):
1.30%, 4/13/17	100,000	100,126,753
1.35%, 4/19/17	147,000	147,190,174
Commonwealth Bank of Australia (a):
1.28%, 10/13/17	121,700	121,859,129
1.26%, 10/16/17	200,000	200,222,562
1.24%, 10/23/17	150,000	150,118,620
Crown Point Capital Co. LLC, 1.40%, 8/07/17 (a)	210,000	210,165,094
Eni Finance USA, Inc. (c):
0.92%, 1/03/17	25,000	24,997,989
1.00%, 1/04/17	125,000	124,987,396
Enterprise Products Operating LLC, 1.03%, 1/04/17 (c)	193,000	192,979,334
HSBC Bank PLC, 1.27%, 10/20/17 (a)	185,000	185,158,075
ING US Funding LLC, 1.20%, 5/03/17 (a)	190,000	190,220,784
JPMorgan Securities LLC, 1.28%, 10/23/17 (a)	200,000	200,221,778
Kells Funding LLC, 1.21%, 5/08/17 (a)	41,000	41,014,229
Kroger Co., 0.90%, 1/03/17 (c)	170,000	169,985,513
Landesbank Baden-Wurttemberg, New York, 0.52%, 1/03/17 (c)	866,000	865,946,308
LMA Americas LLC (c):
0.58%, 1/03/17	175,000	174,989,986
0.64%, 1/06/17	100,000	99,989,694
Macquarie Bank Ltd. (c):
1.04%, 3/07/17	150,000	149,720,833
1.17%, 3/14/17	91,400	91,204,795
1.16%, 3/15/17	100,000	99,782,292
Matchpoint Finance PLC, 1.35%, 2/22/17 (c)	60,000	59,924,400
Mitsubishi UFJ Trust & Banking Corp., New York (c):
0.55%, 1/03/17	98,000	97,993,760
0.93%, 1/12/17	35,000	34,992,379
National Australia Bank Ltd., 1.25%, 10/17/17 (a)	200,000	200,182,360
Nationwide Building Society (c):
1.24%, 4/18/17	198,000	197,223,648
1.24%, 4/19/17	200,000	199,205,556
Oversea Chinese Banking, Corp. Ltd., New York:
1.09%, 3/16/17 (c)	150,000	149,718,166
1.09%, 4/27/17 (a)	145,000	145,091,469
Prudential Funding LLC, 0.50%, 1/03/17 (c)	13,000	12,999,340
Ridgefield Funding Co. LLC, 1.44%, 4/12/17 (a)	50,000	50,075,834
Sheffield Receivable Corp. (c):
1.05%, 1/13/17	335,000	334,893,825
1.05%, 1/20/17	200,000	199,899,666
Societe Generale, 0.54%, 1/03/17 (c)	498,000	497,985,279

Commercial Paper	Par (000)	Value
Southern California Edison Co., 0.86%, 1/05/17 (c)	$69,200	$69,191,396
Sumitomo Trust & Banking Co. Ltd., New York, 0.95%, 1/12/17 (c)	150,000	149,968,420
Suncorp Group Ltd., 0.98%, 1/04/17 (c)	54,200	54,194,422
Thunder Bay Funding LLC:
1.15%, 3/20/17 (c)	50,000	49,898,556
1.02%, 6/01/17 (a)	50,000	50,015,125
Toyota Motor Credit Corp.:
1.06%, 3/10/17 (c)	11,000	10,983,167
1.16%, 7/11/17 (a)	160,000	160,060,043
1.16%, 7/12/17 (a)	300,000	300,111,609
United Overseas Bank Ltd., 1.09%, 3/14/17 (c)	159,000	158,725,459
Victory Receivables Corp. (c):
1.02%, 1/11/17	60,000	59,988,900
1.15%, 3/14/17	198,735	198,378,370
1.15%, 3/16/17	100,000	99,812,744
Westpac Banking Corp., New York (a):
1.23%, 10/20/17	150,000	150,082,051
1.24%, 11/21/17	200,000	199,988,786
Westpac Securities NZ, Ltd. London, 1.05%, 5/18/17 (a)	110,000	110,100,213
Total Commercial Paper — 30.1%		12,386,089,573

Corporate Notes
Sumitomo Mitsui Banking Corp., 1.31%, 1/10/17 (a)	77,116	77,119,855
Toyota Motor Credit Corp., 1.19%, 12/05/17 (a)	155,000	155,116,799
Total Corporate Notes — 0.6%		232,236,654

Municipal Bonds (d)
Abag Finance Authority for Nonprofit Corps., RB, Series A, VRDN, 0.69%, 8/01/24	15,500	15,500,000
Arizona Health Facilities Authority, RB, Banner Health, Series B (Bank of Tokyo Mitsubishi UFJ LOC), VRDN, 0.74%, 1/01/46	32,000	32,000,000
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.90%, 1/01/37	5,520	5,520,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.90%, 1/01/38	12,615	12,615,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.70%, 10/01/40	51,150	51,150,000
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.78%, 6/15/24	14,450	14,450,000
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.72%, 5/15/31	99,310	99,310,000
City of Denton Texas ISD, GO, VRDN, School Building, Series B (Bank of Tokyo-Mitsubishi SBPA), 0.73%, 8/01/35	22,100	22,100,000
City of Houston Texas Utility System Revenue, RB, VRDN, 0.73%, 5/15/34	44,350	44,350,000
City of Raleigh Durham North Carolina Airport Authority, Refunding RB, VRDN, Series C (Royal Bank of Canada LOC), 0.72%, 5/01/36	33,925	33,925,000

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Municipal Bonds (d)	Par (000)	Value
City of Rochester Minnesota, Refunding RB, 0.67%, 8/15/32	$2,000	$22,000,000
County of Riverside California, Refunding, Woodrest Library Projects, 0.72%, 11/01/39	44,575	44,575,000
County of Riverside Transportation Commission, Refunding RB, Series B, VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.70%, 6/01/29	42,980	42,980,000
Illinois Finance Authority, RB, VRDN, 0.71%, 8/15/46	25,000	25,000,000
Illinois State Toll Highway Authority, RB, VRDN, Priority, Series A-1B (Mizuho Bank Ltd. LOC), 0.72%, 7/01/30	63,300	63,300,000
Indiana Finance Authority, Refunding RB, VRDN:
0.68%, 11/01/39	16,640	16,640,000
Series A-2 (BMO Harris Bank NA SBPA), 0.73%, 2/01/39	40,700	40,700,000
Jets Stadium Development LLC, VRDN, Series A-4B, 0.75%, 4/01/47 (e)	2,500	2,500,000
Los Angeles Department of Water & Power, Refunding RB, VRDN, Sub-Series B-1 (Royal Bank of Canada SBPA), 0.69%, 7/01/34	44,000	44,000,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, 0.70%, 4/01/35	15,655	15,655,000
Massachusetts Bay Transportation Authority, Refunding RB, Series A-1, 0.71%, 7/01/21	82,020	82,020,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.69%, 7/01/27	42,100	42,100,000
Metropolitan Transportation Authority, Refunding RB, VRDN:
0.67%, 11/15/50	18,825	18,825,000
(TD Bank NA LOC), 0.70%, 11/01/32	74,150	74,150,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, 0.72%, 11/01/36	33,900	33,900,000
Mississippi Business Finance Corp., RB, VRDN, Series A, Chevron USA, Inc., 0.72%, 12/01/30	50,000	50,000,000
New Hampshire Health and Education Facilities Authority Act, RB, VRDN, 0.71%, 2/01/36	13,825	13,825,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, 2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.72%, 6/15/34	62,000	62,000,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th:
Series C (Bank of America NA LOC), 0.73%, 7/01/31	54,790	54,790,000
Series D (TD Bank NA LOC), 0.70%, 7/01/31	29,600	29,600,000
New York State HFA, RB, VRDN, 0.69%, 5/01/44	102,685	102,685,000
New York State HFA, HRB, VRDN, M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.68%, 5/01/49	32,680	32,680,000
North Texas Tollway Authority, Refunding RB, VRDN, 0.73%, 1/01/49	88,275	88,275,000
Ohio State University, Refunding RB, Series E, VRDN, 0.70%, 6/01/35	72,625	72,625,000
Orlando Florida Utilities Commission, Refunding RB, Series B, VRDN (TD Bank NA SBPA), 0.70%, 10/01/39	104,095	104,095,000
Orlando Utilities Commission, RB, VRDN, Series 1 (JPMorgan Chase Bank NA SBPA), 0.72%, 10/01/33	61,935	61,935,000
RBC Municipal Products Inc Trust, GO, VRDN, 0.90%, 11/07/18 (e)	64,995	64,995,000

Municipal Bonds (d)	Par (000)	Value
RBC Municipal Products Inc Trust, Refunding RB, VRDN, 0.80%, 7/13/17 (e)	$25,000	$25,000,000
Rhode Island Health & Educational Building Corp., RB, VRDN, 0.68%, 5/01/35	29,225	29,225,000
Rib Floater Trust Various States, RB, Series 19-W, 1.11%, 8/15/22 (e)	200,000	200,000,000
Sacramento Transportation Authority, Refunding RB, VRDN, Series A (Mizuho Bank Ltd. SBPA), 0.68%, 10/01/38	26,800	26,800,000
Santa Clara Valley Transportation Authority, Refunding RB, Series A, VRDN, 0.70%, 6/01/26	30,000	30,000,000
State of California, GO, VRDN:
0.70%, 5/01/33	9,600	9,600,000
FLOATS, Series C-1 (Bank of America NA LOC), 0.65%, 5/01/33	38,450	38,450,000
Refunding (Sumitomo Mitsui Banking Corp. LOC), 0.70%, 5/01/40	37,300	37,300,000
State of Connecticut, GO, Series C, VRDN, 0.72%, 5/15/34	107,650	107,650,000
State of Illinois Finance Authority, Refunding RB, OSF Healthcare System, Series D, VRDN, 0.75%, 11/15/37	25,000	25,000,000
Triborough Bridge & Tunnel Authority, RB, VRDN, 0.70%, 11/01/35	52,165	52,165,000
Tuscaloosa County Industrial Development Authority, RB:
Hunt Refining Project, 0.75%, 3/01/27	20,000	20,000,000
VRDN, 0.75%, 6/01/28 (e)	103,300	103,300,000
University of Michigan, RB, Series B, 0.69%, 4/01/28	23,440	23,440,000
Utah Associated Municipal Power Systems, RB, Horse Butte Wind Project, 0.73%, 9/01/32	11,150	11,150,000
Utah County, RB, VRDN, 0.75%, 5/15/51	25,000	25,000,000
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust LOC), 0.73%, 2/01/32	38,065	38,065,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 0.77%, 10/01/35	6,750	6,750,000
Total Municipal Bonds — 5.9%		2,445,665,000

Time Deposits
Australia & New Zealand Banking International Group Ltd.:
0.55%, 1/03/17	298,000	298,000,000
0.69%, 1/04/17	1,243,000	1,243,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.50%, 1/03/17	100,000	100,000,000
BNP Paribas SA, 0.52%, 1/03/17	150,000	150,000,000
Canadian Imperial Bank of Commerce, New York, 0.52%, 1/03/17	509,000	509,000,000
Credit Agricole CIB, New York:
0.51%, 1/03/17	288,000	288,000,000
0.55%, 1/03/17	875,000	875,000,000
0.58%, 1/03/17	400,000	400,000,000
Den Norske Bank, New York, 0.51%, 1/03/17	89,000	89,000,000
ING Bank NV, 0.72%, 1/03/17	213,000	213,000,000
National Australia Bank Ltd., New York, 0.50%, 1/03/17	525,000	525,000,000
National Bank of Canada, 0.68%, 1/03/17	825,000	825,000,000
Natixis, SA, 0.55%, 1/03/17	760,139	760,139,000
Nordea Bank Finland PLC, 0.50%, 1/03/17	242,000	242,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	37

Schedule of Investments (continued)	Money Market Master Portfolio

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken AB, 0.51%, 1/03/17	$92,000	$92,000,000
Total Time Deposits — 16.0%		6,609,139,000

Total Repurchase Agreements — 13.8%		5,698,249,835
Total Investments (Cost — $41,288,587,207*) — 100.2%		41,298,691,362
Liabilities in Excess of Other Assets — (0.2)%		(74,767,371)

Net Assets — 100.0%		$41,223,923,991

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position Received, at Value
BNP Paribas Securities Corp.	0.76%	12/30/16	1/03/17	$245,000	$245,000	$245,020,689	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.53% to 10.00%, due 2/15/17 to 1/01/47	$417,006,954	$265,793,663
Citigroup Global Markets, Inc.	0.51%[1]	12/30/16	1/03/17	65,000	65,000	65,003,683	U.S. Treasury Obligations, 0.00% to 6.13%, due 1/03/17 to 4/01/42	69,654,426	66,300,025
	0.71%	12/30/16	1/03/17	100,000	100,000	100,007,889	U.S. Treasury Obligations, 0.00% to 9.69%, due 3/15/17 to 12/25/65	105,193,000	102,000,049
	1.50%[2]	12/30/16	4/04/17	222,500	222,500	223,380,729	Corporate Debt Obligations, 0.34% to 5.99%, due 5/15/18 to 6/25/65	465,602,498	238,075,000

Total Citigroup Global Markets, Inc.					$387,500				$406,375,074

Credit Agricole Corp.	0.51%[1]	12/30/16	1/03/17	39,000	39,000	39,002,210	U.S. Treasury Obligations, 1.00% to 9.50%, due 5/30/17 to 12/15/46	40,957,702	39,780,018
Credit Suisse Securities (USA) LLC	1.01%	12/30/16	1/03/17	142,000	142,000	142,015,936	Corporate Debt Obligation, 1.13%, due 7/31/21	3,932,249,609	163,153,446
	1.22%[2]	12/30/16	2/03/17	250,000	250,000	250,296,528	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 1.38% to 1.63%, due 1/31/20 to 5/15/26	10,162,398,111	300,000,251
	1.60%[2]	12/30/16	4/04/17	75,000	75,000	75,316,667	Corporate Debt Obligations, 1.13% to 1.25%, due 3/31/21 to 8/31/21	86,948,000	87,501,343

Total Credit Suisse Securities (USA) LLC					$467,000				$550,655,040

Federal Reserve Bank of New York	0.50%	12/30/16	1/03/17	1,000,000	1,000,000	1,000,055,556	U.S. Treasury Obligations, 3.50% to 11.00%, due 8/15/17 to 2/15/35	864,669,200	1,000,055,602
Goldman Sachs & Co.	0.62%	12/29/16	1/05/17	185,500	185,500	185,522,198	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 8.45%, due 1/15/19 to 2/10/51	2,411,612,649	203,507,465
HSBC Securities (USA), Inc.	0.78%	12/30/16	1/03/17	261,000	261,000	261,022,620	Corporate Debt Obligations, 0.00% to 49.28%, due 5/25/34 to 5/25/47	259,300,000	268,833,266
	0.86%	12/30/16	1/03/17	350,000	350,000	350,033,444	Corporate Debt Obligations, 1.30% to 7.75%, due 1/15/17 to 10/15/35	354,724,000	367,500,162

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position Received, at Value
HSBC Securities (USA), Inc. (continued)	1.16%[2]	12/30/16	1/30/17	$150,000	$150,000	$150,149,833	Corporate Debt Obligations, 0.00% to 5.46%, due 12/17/18 to 4/26/55	$147,852,000	$155,551,733

Total HSBC Securities (USA), Inc.					$761,000				$791,885,161

J.P. Morgan Securities LLC	0.84%	12/30/16	1/03/17	50,000	50,000	50,004,667	Corporate Debt Obligations, 0.00% to 12.00%, due 3/10/17 to 6/12/50	166,448,000	53,500,502
	1.01%	12/30/16	1/03/17	90,000	90,000	90,010,100	Corporate Debt Obligations, 1.13% to 7.25%, due 3/10/20 to 11/15/49	526,101,940	107,193,351
	1.05%[2]	12/30/16	2/03/17	175,000	175,000	175,178,646	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 2.22% to 4.00%, due 1/01/37 to 8/01/45	19,644,223,548	187,250,284
	1.38%[2]	12/30/16	3/31/17	345,000	345,000	346,203,475	Corporate Debt Obligations, 1.21% to 7.80%, due 2/01/17 to 8/15/46	2,136,458,093	426,151,205
	1.50%[2]	12/30/16	3/31/17	205,000	205,000	205,777,292	Corporate Debt Obligations, 0.00% to 20.92%, due 1/19/17 to 1/01/47	373,865,880	238,567,857
	1.21%	11/17/16	2/14/17	125,000	125,000	125,373,924	Corporate Debt Obligations, 0.00% to 9.25%, due 4/15/18 to 5/15/87	215,681,851	143,751,795

Total J.P. Morgan Securities LLC					$990,000				$1,156,414,994

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.62%	12/29/16	1/05/17	151,500	151,500	151,518,264	U.S. Government Sponsored Agency Obligations, 1.05% to 7.67%, due 6/15/19 to 4/28/55	239,079,850	156,045,000
	1.26%[2]	12/30/16	2/13/17	282,000	282,000	282,444,150	Corporate Debt Obligations, 1.50% to 3.25%, due 2/28/17 to 11/15/41	667,566,022	352,500,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$433,500				$508,545,001

Mizuho Security USA, Inc.	0.86%	12/30/16	1/03/17	75,000	75,000	75,007,167	U.S. Treasury Obligation, 0.13%, due 1/15/23	75,463,300	76,500,065
	1.79%[2]	12/30/16	2/03/17	44,750	44,750	44,827,877	U.S. Treasury Obligations, 4.75% to 10.00%, due 9/01/18 to 12/31/49	44,035,400	45,645,100

Total Mizuho Security USA, Inc.					$119,750				$122,145,165

RBC Capital Markets LLC	0.74%	12/30/16	1/03/17	67,000	67,000	67,005,509	Corporate Debt Obligations, 0.00% to 6.64%, due 7/24/17 to 9/25/57	67,337,631	70,350,000
	0.74%	12/30/16	1/03/17	114,000	114,000	114,009,373	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.02% to 1.98%, due 5/25/25 to 11/25/60	1,415,372,383	120,672,391
	0.74%	12/30/16	1/03/17	285,000	285,000	285,023,433	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 1.03% to 7.88%, due 7/15/19 to 8/25/36	1,484,420,027	300,980,910
	0.74%	12/29/16	1/05/17	100,000	100,000	100,014,389	Corporate Debt Obligations, 2.05% to 8.75%, due 5/01/17 to 10/23/35	101,384,500	105,000,001

Total RBC Capital Markets LLC					$566,000				$597,003,302

Wells Fargo Securities LLC	0.76%	12/30/16	1/03/17	49,000	49,000	49,004,138	Corporate Debt Obligation, 3.88%, due 8/15/40	50,050,696	51,450,000
	0.81%[2]	12/30/16	1/03/17	455,000	455,000	455,040,950	Corporate Debt Obligations, 0.00% to 19.67%, due 6/25/20 to 10/25/46	487,259,395	486,850,001

Total Wells Fargo Securities LLC					$504,000				$538,300,001
Total					$5,698,250				$6,180,460,486

[1] Traded in a joint account. [2] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	39

Schedule of Investments (concluded)	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$41,298,691,362	—	$41,298,691,362
[1] See above Schedule of Investments for values in each security type.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.7%
Citibank NA, New York, 1.16%, 7/05/17 (a)	$1,000	$1,000,000
Wells Fargo Bank NA, 1.20%, 6/29/17 (a)	1,000	1,000,085

		2,000,085
Yankee (b) — 10.1%
Bank of Montreal, Chicago, 1.08%, 3/16/17	1,000	1,000,189
BNP Paribas SA, New York, 1.25%, 5/24/17	1,000	1,000,419
DNB NOR Bank ASA, New York, 1.24%, 5/26/17	1,000	1,000,709
Kookmin Bank, New York, 0.69%, 1/05/17	7,000	6,999,988
Mitsubishi UFJ Trust & Banking Corp., New York, 0.68%, 1/03/17	3,000	3,000,036
Mizuho Bank Ltd., New York, 1.36%, 6/19/17 (a)	2,000	2,000,601
Natixis, SA, New York, 0.68%, 1/03/17	3,000	3,000,000
Nordea Bank Finland PLC, New York, 1.15%, 5/26/17	1,000	1,000,398
Sumitomo Trust & Banking Co. Ltd., New York:
0.69%, 1/03/17	5,000	5,000,076
1.15%, 1/06/17 (a)	2,000	2,000,195
1.34%, 6/19/17 (a)	1,000	1,000,442
Toronto-Dominion Bank, New York:
0.95%, 3/07/17	1,000	1,000,110
1.08%, 3/17/17	1,000	1,000,285

		29,003,448
Total Certificates of Deposit — 10.8%		31,003,533

Commercial Paper
Albion Capital Corp., 0.80%, 1/03/17 (c)	3,000	2,999,838
ANZ New Zealand (Int’l) Ltd., London, 1.07%, 5/08/17 (c)	1,000	996,126
Bank of Nova Scotia, 1.23%, 8/01/17 (a)	1,000	1,000,000
Barton Capital Corp., 0.75%, 1/04/17 (c)	3,000	2,999,749
Caisse Centrale Desjardins du Quebec, 0.66%, 1/04/17 (c)	8,000	7,999,232
Caisse Des Depots et Consignations, 0.98%, 3/13/17 (c)	1,000	998,317
Commonwealth Bank of Australia, 1.29%, 12/01/17 (a)	1,000	1,000,289
DBS Bank, Ltd., 1.10%, 4/10/17 (c)	1,000	997,040
Liberty Street Funding LLC, 1.10%, 4/06/17 (c)	1,000	997,284
Macquarie Bank Ltd., 1.03%, 3/07/17 (c)	1,000	998,139
Mitsubishi UFJ Trust & Banking Corp. (c):
0.55%, 1/03/17	2,000	1,999,873
1.21%, 6/06/17	1,000	994,984
N.V. Bank Nederlandse Gemeenten, 0.70%, 1/03/17 (c)(d)	7,000	6,999,599

Commercial Paper	Par (000)	Value
Nationwide Building Society, 1.24%, 4/18/17 (c)(d)	$2,000	$1,992,158
Oversea Chinese Banking Corp. Ltd. (c):
1.09%, 3/14/17	1,000	998,212
1.10%, 4/07/17 (d)	1,000	997,087
Prudential Funding, LLC, 0.50%, 1/03/17 (c)	7,000	6,999,645
Ridgefield Funding Co. LLC, 0.88%, 1/04/17 (c)	4,000	3,999,711
Societe Generale Group, 0.54%, 1/03/17 (c)	2,000	1,999,941
Starbird Funding Corp., 1.43%, 6/19/17 (c)(d)	1,000	993,184
Thunder Bay Funding LLC, 1.02%, 6/01/17 (a)	1,000	1,000,302
United Overseas Bank Ltd. (c):
0.95%, 3/07/17	1,000	998,567
1.09%, 3/14/17 (d)	1,000	998,273
Victory Receivables Corp. (c):
1.04%, 3/06/17	1,000	998,497
1.15%, 3/14/17	1,000	998,205
Total Commercial Paper — 18.8%		53,954,252

Time Deposits
Canadian Imperial Bank of Commerce, 0.52%, 1/03/17	7,000	7,000,000
Credit Agricole CIB, 0.55%, 1/03/17	9,000	9,000,000
Den Norske Bank, New York, 0.51%, 1/03/17	7,000	7,000,000
DG Bank Deutsche Genossenschaftsbank AG, 0.51%, 1/03/17	8,000	8,000,000
National Australia Bank Ltd., 0.50%, 1/03/17	7,000	7,000,000
National Bank of Canada, 0.68%, 1/03/17	10,000	10,000,000
Natixis, SA, New York, 0.55%, 1/03/17	7,861	7,861,000
New Zealand Bank of Australia:
0.55%, 1/03/17	2,000	2,000,000
0.69%, 1/04/17	7,000	7,000,000
Nordea Bank Finland PLC, 0.50%, 1/03/17	8,000	8,000,000
Skandinaviska Enskilda Banken AB, 0.51%, 1/03/17	8,000	8,000,000
Total Time Deposits — 28.3%		80,861,000

Corporate Notes — 0.4%
Toyota Motor Credit Corp., 1.19%, 12/05/17 (a)	1,000	1,000,754

Total Repurchase Agreements — 42.0%		120,000,000
Total Investments (Cost — $286,814,682*) — 100.3%		286,819,539
Liabilities in Excess of Other Assets — (0.3)%		(995,927)

Net Assets — 100.0%		$285,823,612

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Postion Received, at Value
BNP Paribas Securities Corp.	0.76%	12/30/16	1/03/17	$5,000	$5,000	$5,000,422	Corporate Debt Obligations, 1.38% to 1.63%, due 1/31/20 to 5/15/26	$35,204,632	$6,221,333

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	41

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Postion Received, at Value
Citigroup Global Markets, Inc.	0.51%[1]	12/30/16	1/03/17	$35,000	$35,000	$35,001,983	U.S. Treasury Obligations, 2.55% to 7.25%, due 1/15/26 to 8/15/45	$37,506,230	$35,700,013
Credit Agricole Corp.	0.51%[1]	12/30/16	1/03/17	30,000	30,000	30,001,700	U.S. Treasury Obligations, 0.00% to 3.00%, due 3/30/17 to 2/01/37	31,505,925	30,600,014
Credit Suisse Securities (USA) LLC	1.01%	12/30/16	1/03/17	5,000	5,000	5,000,561	Corporate Debt Obligations, 1.13% to 1.25%, due 3/31/21 to 8/31/21	11,705,000	5,350,669
HSBC Securities (USA), Inc.	0.78%	12/30/16	1/03/17	5,000	5,000	5,000,433	U.S. Treasury Obligations and Corporate Debt Obligations, 1.34% to 5.38%, due 8/15/19 to 10/16/23	5,190,000	5,112,968
J.P. Morgan Securities LLC	0.84%	12/30/16	1/03/17	5,000	5,000	5,000,467	Corporate Debt Obligations, 1.26% to 6.00%, due 1/15/20 to 8/15/40	13,270,322	5,350,180
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/30/16	1/03/17	25,000	25,000	25,001,389	U.S. Treasury Obligation, 1.04%, due 5/25/47	24,491,600	25,500,061
RBC Capital Markets LLC	0.74%	12/30/16	1/03/17	5,000	5,000	5,000,411	Corporate Debt Obligation, 0.00%, due 3/22/17	5,261,318	5,250,000
Wells Fargo Securities LLC	0.81%	12/30/16	1/03/17	5,000	5,000	5,000,450	Corporate Debt Obligation, 2.75%, due 2/15/19	5,295,456	5,350,000
Total					$120,000				$124,435,238

[1] Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$286,819,539	—	$286,819,539
[1] See above Schedule of Investments for values in each security type.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.40%, 1/12/17	$35,000	$34,995,829
0.35%, 1/26/17	100,000	99,976,389
0.42%, 2/02/17	48,500	48,482,099
0.43%, 2/09/17	30,130	30,116,291
0.50%, 2/16/17	400,000	399,745,862
0.47%, 2/23/17	580,000	579,606,474
0.50%, 3/02/17	124,000	123,900,800
0.49%, 3/09/17	61,000	60,945,507
0.55%, 3/16/17	82,900	82,807,981
0.50%, 3/23/17	95,225	95,118,943
0.50%, 4/06/17	120,000	119,844,833
0.50%, 4/13/17	100,000	99,859,750
0.48%, 4/20/17	100,000	99,857,694
0.62%, 4/27/17	67,500	67,368,413
0.50%, 5/11/17	87,280	87,124,218
0.57%, 6/22/17	23,075	23,013,813
0.69%, 10/12/17	6,745	6,709,081
U.S. Treasury Notes:
0.75%, 1/15/17	31,450	31,453,964
0.50%, 1/31/17	9,000	9,000,393
3.00%, 2/28/17	15,795	15,858,166
0.75%, 3/15/17	27,855	27,871,085
1.00%, 3/31/17	77,020	77,106,804

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
4.50%, 5/15/17	$27,795	$28,188,600
0.63%, 5/31/17	150,270	150,266,978
0.63% - 2.50%, 6/30/17	57,765	57,871,031
0.88%, 7/15/17	40,255	40,329,048
0.50%, 7/31/17	65,955	65,943,059
0.88% - 4.75%, 8/15/17	13,635	13,932,967
0.63%, 8/31/17	25,520	25,516,133
1.00%, 9/15/17	130,000	130,172,380
0.72%, 10/31/17 (b)	59,036	59,064,727
0.88%, 11/15/17	48,420	48,406,731
0.83%, 1/31/18 (b)	158,320	158,383,781
0.75%, 4/30/18 (b)	299,030	299,146,551
0.73%, 7/31/18 (b)	52,020	52,016,933
0.69%, 10/31/18 (b)	143,455	143,447,282
Total U.S. Treasury Obligations — 57.6%		3,493,450,590

Total Repurchase Agreements — 42.3%		2,570,500,000
Total Investments (Cost — $6,063,950,590*) — 99.9%		6,063,950,590
Other Assets Less Liabilities — 0.1%		3,114,786

Net Assets — 100.0%		$6,067,065,376

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements					Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position Received, at Value
Bank of Montreal	0.50%	12/30/16	1/03/17	$225,000	$225,000	$225,012,500	U.S. Treasury Obligations, 0.13% to 1.25%, due 5/31/18 to 4/15/21	$259,996,600	$229,500,080
Bank of Nova Scotia	0.50%	12/30/16	1/03/17	198,000	198,000	198,011,000	U.S. Treasury Obligations, 0.50% to 6.13%, due 12/31/16 to 8/15/46	199,718,400	201,971,229
BNP Paribas Securities Corp.	0.50%	12/30/16	1/03/17	435,000	435,000	435,024,167	U.S. Treasury Obligations, 0.00% to 8.13%, due 1/12/17 to 8/15/45	423,420,424	443,700,003
Citigroup Global Markets, Inc.	0.51%[1]	12/30/16	1/03/17	175,000	175,000	175,009,917	U.S. Treasury Obligations, 1.13% to 1.25%, due 3/31/21 to 8/31/21	187,531,146	178,500,064
Credit Agricole Corp.	0.51%[1]	12/30/16	1/03/17	131,000	131,000	131,007,423	U.S. Treasury Obligations, 1.00% to 4.75%, due 9/15/17 to 2/15/37	137,575,872	133,620,061
HSBC Securities (USA), Inc.	0.28%	12/27/16	1/03/17	41,500	41,500	41,502,259	U.S. Treasury Obligations, 0.00% to 4.50%, due 3/31/21 to 2/15/45	38,879,600	42,335,762
	0.45%	12/30/16	1/03/17	200,000	200,000	200,010,000	U.S. Treasury Obligations, 0.00% to 6.25%, due 2/02/17 to 5/15/46	200,798,237	204,004,349
	0.45%	12/30/16	1/03/17	27,000	27,000	27,001,350	U.S. Treasury Obligations, 0.00% to 3.63%, due 11/30/18 to 8/15/46	24,686,900	27,544,848
	0.45%	12/30/16	1/03/17	200,000	200,000	200,010,000	U.S. Treasury Obligation, 0.00%, due 8/31/22	197,003,700	204,003,288

Total HSBC Securities (USA), Inc.					$468,500				$477,888,247

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/30/16	1/03/17	10,000	10,000	10,000,556	U.S. Treasury Obligations, 0.00% to 2.00%, due 6/30/18 to 8/15/43	10,280,200	10,200,069
Mitsubishi UFJ Securities USA, Inc.	0.50%	12/30/16	1/03/17	450,000	450,000	450,025,000	U.S. Treasury Obligations, 1.38% to 1.63%, due 1/31/20 to 5/15/26	456,816,441	459,000,025

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	43

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

	Repurchase Agreements					Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position Received, at Value
Morgan Stanley & Co. LLC	0.50%	12/30/16	1/03/17	$15,000	$15,000	$15,000,833	U.S. Treasury Obligations, 1.50% to 4.75%, due 2/28/19 to 2/15/37	$15,121,300	$15,300,009
RBC Capital Markets LLC	0.45%	12/30/16	1/03/17	123,000	123,000	123,006,150	U.S. Treasury Obligations, 0.00% to 3.50%, due 2/02/17 to 2/15/39	130,875,637	125,460,051
TD Securities (USA) LLC	0.51%	12/30/16	1/03/17	340,000	340,000	340,019,267	U.S. Treasury Obligations, 0.75% to 7.88%, due 1/31/17 to 8/15/44	418,958,700	346,800,004
Total					$2,570,500				$2,621,939,842

[1] Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,063,950,590	—	$6,063,950,590
[1] See above Schedule of Investments for values in each security type.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities

December 31, 2016	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio

Assets
Investments at value — unaffiliated[1]	$35,600,441,527	$166,819,539	$3,493,450,590
Repurchase agreements at value — unaffiliated[2]	5,698,249,835	120,000,000	2,570,500,000
Cash	180,604	359	513,194
Receivables:
Contributions from investors	3,256	298	4
Interest — unaffiliated	26,563,590	28,157	3,014,058

Total assets	41,325,438,812	286,848,353	6,067,477,846

Liabilities
Payables:
Investments purchased	99,000,000	1,000,000	—
Investment advisory fees	2,376,076	8,528	385,822
Professional fees	54,873	15,157	12,438
Trustees’ fees	83,872	1,056	14,210

Total liabilities	101,514,821	1,024,741	412,470

Net Assets	$41,223,923,991	$285,823,612	$6,067,065,376

Net Assets Consist of
Investors’ capital	$41,213,819,836	$285,818,755	$6,067,065,376
Net unrealized appreciation (depreciation)	10,104,155	4,857	—

Net Assets	$41,223,923,991	$285,823,612	$6,067,065,376

[1] Investments at cost — unaffiliated	$35,590,337,372	$166,814,682	$3,493,450,590
[2] Repurchase agreements at cost — unaffiliated	$5,698,249,835	$120,000,000	$2,570,500,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	45

Statements of Operations

Year Ended December 31, 2016	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio

Investment Income
Interest — unaffiliated	$271,993,367	$107,810,075	$19,781,273

Expenses
Investment advisory	40,684,622	18,984,654	5,166,428
Independent Trustees	388,228	150,888	56,292
Professional	185,527	84,696	24,081

Total expenses	41,258,377	19,220,238	5,246,801
Less fees waived by the Manager	(12,779,142)	(5,930,980)	(1,630,301)

Total expenses after fees waived	28,479,235	13,289,258	3,616,500

Net investment income	243,514,132	94,520,817	16,164,773

Realized and Unrealized Gain
Net realized gain from investments — unaffiliated	3,820,611	679,482	727,811
Net change in unrealized appreciation (depreciation) on investments — unaffiliated	10,104,155	4,857	—

Net realized and unrealized gain	13,924,766	684,339	727,811

Net Increase in Net Assets Resulting from Operations	$257,438,898	$95,205,156	$16,892,584

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	Money Market Master Portfolio		Prime Money Market Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$243,514,132	$89,315,891	$94,520,817	$48,160,981
Net realized gain	3,820,611	1,394,458	679,482	597,937
Net change in unrealized appreciation (depreciation)	10,104,155	—	4,857	—

Net increase in net assets resulting from operations	257,438,898	90,710,349	95,205,156	48,758,918

Capital Transactions
Proceeds from contributions	158,911,217,460	125,579,520,075	215,080,864,954	367,806,236,981
Value of withdrawals	(161,233,886,359)	(123,227,762,969)	(241,591,917,250)	(364,947,666,929)

Net increase (decrease) in net assets derived from capital transactions	(2,322,668,899)	2,351,757,106	(26,511,052,296)	2,858,570,052

Net Assets
Total increase (decrease) in net assets	(2,065,230,001)	2,442,467,455	(26,415,847,140)	2,907,328,970
Beginning of year	43,289,153,992	40,846,686,537	26,701,670,752	23,794,341,782

End of year	$41,223,923,991	$43,289,153,992	$285,823,612	$26,701,670,752

	Treasury Money Market Master Portfolio
	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$16,164,773	$1,341,031
Net realized gain	727,811	169,786

Net increase in net assets resulting from operations	16,892,584	1,510,817

Capital Transactions
Proceeds from contributions	83,703,130,631	63,745,962,994
Value of withdrawals	(81,103,139,118)	(64,154,846,234)

Net increase (decrease) in net assets derived from capital transactions	2,599,991,513	(408,883,240)

Net Assets
Total increase (decrease) in net assets	2,616,884,097	(407,372,423)
Beginning of year	3,450,181,279	3,857,553,702

End of year	$6,067,065,376	$3,450,181,279

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	47

Financial Highlights	Master Investment Portfolio

	Money Market Master Portfolio
	Year Ended December 31,
	2016	2015	2014	2013	2012

Total Return
Total return	0.63%	0.21%	0.16%	0.20%	0.27%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.60%	0.21%	0.16%	0.19%	0.27%

Supplemental Data
Net assets, end of year (000)	$41,223,924	$43,289,154	$40,846,687	$41,524,435	$35,289,099

	Prime Money Market Master Portfolio
	Year Ended December 31,
	2016	2015	2014	2013	2012

Total Return
Total return	0.52%	0.19%	0.13%	0.17%	0.25%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.50%	0.20%	0.14%	0.17%	0.25%

Supplemental Data
Net assets, end of year (000)	$285,824	$26,701,671	$23,794,342	$18,912,643	$15,934,441

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	Master Investment Portfolio

	Treasury Money Market Master Portfolio
	Year Ended December 31,
	2016	2015	2014	2013	2012

Total Return
Total return	0.32%	0.03%	0.00%	0.02%	0.06%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.06%	0.06%	0.07%

Net investment income	0.31%	0.04%	0.00%	0.02%	0.08%

Supplemental Data
Net assets, end of year (000)	$6,067,065	$3,450,181	$3,857,554	$2,738,199	$2,613,824

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	49

Notes to Financial Statements	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”), are each a series of MIP. The Master Portfolios are classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to three series of MIP.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

On October 11, 2016, BlackRock Funds: Institutional and BlackRock Funds: Prime (“BlackRock Funds”) began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of Prime Money Market Master Portfolio is priced multiple times each day, such Master Portfolio accepts purchase orders and redemption requests. Prior to the BlackRock Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.

With respect to each of Institutional and Prime, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from each of Institutional and Prime for up to 10 business days during a 90 day period, in the event that either Money Market Master Portfolio’s or Prime Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolios’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies (Money Market Master Portfolio and Prime Money Master Portfolio): The Master Portfolios investments are valued at fair value (also referred to as “market value” within the financial statements) as of 5:00 p.m. and 3:00 p.m., Eastern time respectively, or if the reporting date falls on a day a Master Portfolio is closed, investments are valued at fair value as of the period end. U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

50	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Master Portfolio’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

U.S. GAAP defines fair value as the price the Treasury Money Market Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Treasury Money Market Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Treasury Money Market Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. Certain Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

BLACKROCK FUNDS III	DECEMBER 31, 2016	51

Notes to Financial Statements (continued)	Master Investment Portfolio

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/Administration: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.

MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios. BAL is not entitled to compensation for providing administration service to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

Waivers/Reimbursements: The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2018. The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations are as follows:

Money Market Master Portfolio	$12,205,387
Prime Money Market Master Portfolio	$5,695,396
Treasury Money Market Master Portfolio	$1,549,928

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BAL has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the administration fees paid by the Master Portfolios in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2016, the amounts waived were as follows:

Money Market Master Portfolio	$573,755
Prime Money Market Master Portfolio	$235,584
Treasury Money Market Master Portfolio	$80,373

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases
Money Market Master Portfolio	$271,802,500
Prime Market Master Portfolio	$5,600,905

6. Income Tax Information:

Treasury Money Market Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

52	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	Master Investment Portfolio

After May 2, 2016 and April 18, 2016, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, became disregarded entities separate from their owners for tax purposes. As such, the feeders of the Master Portfolios’ are treated as the owners of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. No federal income tax provision was required. It is intended that the Portfolios’ assets will be managed so the owners of the Master Portfolios can satisfy requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master Portfolios’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 23, 2017, the Board approved a proposal to liquidate Prime Money Market Master Portfolio. On or about April 28, 2017 (the “Liquidation Date”), following the Liquidation of BlackRock Cash Funds: Prime (Prime Money Market Master Portfolio’s sole feeder fund), Prime Money Market Master Portfolio will be terminated as a series of MIP.

BLACKROCK FUNDS III	DECEMBER 31, 2016	53

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of the Master Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (the “Master Portfolios”), each a series of Master Investment Portfolio, as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

54	BLACKROCK FUNDS III	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None

BLACKROCK FUNDS III	DECEMBER 31, 2016	55

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

4   In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

5   Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

56	BLACKROCK FUNDS III	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 626-1960.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/MIP 400 Howard Street San Fransisco, CA 94105

Administrator BlackRock Advisors LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019	Transfer Agent State Street Bank and Trust Company North Quincy, MA 20171

BLACKROCK FUNDS III	DECEMBER 31, 2016	57

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

58	BLACKROCK FUNDS III	DECEMBER 31, 2016

Additional Information (concluded)

Important Fund Information

The following applies to BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and their corresponding Master Portfolios: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BLACKROCK FUNDS III	DECEMBER 31, 2016	59

MMF3-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock CoreAlpha Bond Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended December 31, 2016, the Fund underperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

•	The Fund invests all of its assets in the CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

What factors influenced performance?

•

Currency strategies were the largest detractor from performance during the 12-month period as the Master Portfolio’s developed market currency strategies, driven by a short Norwegian krone position, were unfavorable. The Master Portfolio’s U.S. rates strategies were also negative, primarily during the first quarter, during which the Master Portfolio had short positions in ultra-long Treasury contracts. Global rates strategies also detracted, in particular developed market positions during the first quarter (European rates) and the fourth quarter (commodity exporters).

•

Asset allocation was a positive contributor as the Master Portfolio was long high yield and other spread assets for much of the year, and high yield benefited from continued spread tightening. Credit security selection also was positive due to an overweight in consumer non-cyclicals, particularly the food & beverage and tobacco sub-sectors.

•	The Master Portfolio held derivatives in the form of futures contracts as part of its investment strategy. The use of futures had a negative impact on performance during the period.

Describe recent portfolio activity.

•

During the 12-month period, the Master Portfolio decreased its energy and basic materials underweights. Based on weak fundamental signals, the Master Portfolio was defensive and underweight in terms of its energy holdings throughout the year. However, the investment adviser found value within the midstream sub-sector and increased exposure there during the second half of the year. The banking sector experienced a volatile 12-month period, beginning the year by underperforming on concerns over low rates, regulation and supply expectations. The Master Portfolio was overweight to banking at the start of the year and soon changed to an underweight based on momentum and relative value signals. As the rate environment improved, leading to lower default probabilities and strong signals, the Master Portfolio reduced its underweight in banking.

Describe portfolio positioning at period end.

•

At period end, the Master Portfolio remained overweight relative to the Index in non-government spread sectors and generally underweight U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit, agency mortgage-backed securities and asset-backed securities, and underweight in select non-corporate sectors including emerging markets. The Master Portfolio also held a non-benchmark allocation to high yield debt. Within investment grade, the portfolio was overweight consumer sectors, banking names, and select issues within technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Master Portfolio may invest in bonds of any maturity or duration.

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended December 31, 2016

				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.24%	2.24%	(2.58)%	2.37%	N/A	2.29%	N/A	4.62%	N/A
Investor A	1.88	1.88	(2.74)	2.01	(2.07)%	1.95	1.12%	4.28	3.85%
Investor C	1.17	1.16	(3.02)	1.35	0.36	1.21	1.21	3.51	3.51
Class K	2.30	2.29	(2.46)	2.46	N/A	2.40	N/A	4.69	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.53)	2.65	N/A	2.23	N/A	4.34	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[5]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$974.20	$1.74	$1,000.00	$1,023.38	$1.78	0.35%
Investor A	$1,000.00	$972.60	$3.42	$1,000.00	$1,021.67	$3.51	0.69%
Investor C	$1,000.00	$969.80	$7.18	$1,000.00	$1,017.85	$7.35	1.45%
Class K	$1,000.00	$975.40	$1.49	$1,000.00	$1,023.63	$1.53	0.30%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master LLC, the expense example reflects the net expenses of both the Fund and the Master LLC in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses are calculated.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of the Master Portfolio adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, voluntarily waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	7

Statement of Assets and Liabilities	BlackRock CoreAlpha Bond Fund

December 31, 2016

Assets
Investments at value — Master Portfolio (cost — $352,050,925)	$347,559,627
Withdrawals from the Master Portfolio	700,943
Receivable for capital shares sold	100,000

Total assets	348,360,570

Liabilities
Payables:
Administration fees	28,223
Capital shares redeemed	800,943
Income dividends	35,529
Professional fees	9,358
Service and distribution fees	760

Total liabilities	874,813

Net Assets	$347,485,757

Net Assets Consist of
Paid-in capital	$354,327,048
Undistributed net investment income	805,041
Accumulated net realized loss allocated from the Master Portfolio	(3,155,034)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(4,491,298)

Net Assets	$347,485,757

Net Asset Value
Institutional — Based on net assets of $345,258,958 and 33,772,798 shares outstanding, unlimited shares authorized, no par value	$10.22

Investor A — Based on net assets of $1,694,996 and 165,821 shares outstanding, unlimited shares authorized, no par value	$10.22

Investor C — Based on net assets of $337,178 and 32,967 shares outstanding, unlimited shares authorized, no par value	$10.23

Class K — Based on net assets of $194,625 and 19,029 shares outstanding, unlimited shares authorized, no par value	$10.23

See Notes to Financial Statements.

8	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Statement of Operations	BlackRock CoreAlpha Bond Fund

Year Ended December 31, 2016

Investment Income
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$8,134,799
Dividends — affiliated	61,088
Securities lending — affiliated — net	1,218
Expenses	(813,831)
Fees waived	24,047

Total investment income	7,407,321

Fund Expenses
Administration — class specific	321,321
Service and distribution — class specific	13,199
Professional	8,406
Miscellaneous	1,128

Total expenses	344,054
Less fees waived by the Administrator	(8,406)

Total expenses after fees waived	335,648

Net investment income	7,071,673

Realized and Unrealized Loss Allocated from the Master Portfolio
Net realized loss from investments, futures contracts, options written, swaps, forward foreign currency exchange contracts, foreign currency transactions and capital gain distributions from investment companies — affiliated	(437,304)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaps, forward foreign currency exchange contracts and foreign currency translations	(1,138,400)

Net realized and unrealized loss	(1,575,704)

Net Increase in Net Assets Resulting from Operations	$5,495,969

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	9

Statements of Changes in Net Assets	BlackRock CoreAlpha Bond Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$7,071,673	$5,612,539
Net realized gain (loss)	(437,304)	464,898
Net change in unrealized appreciation (depreciation)	(1,138,400)	(5,654,572)

Net increase in net assets resulting from operations	5,495,969	422,865

Distributions to Shareholders[1]
From net investment income:
Institutional	(6,177,808)	(5,292,050)
Investor A	(76,384)	(34,988)
Investor C	(3,574)	(3,325)
Class K	(2,860)	—
From net realized gain:
Institutional	(3,827,749)	(1,185,065)
Investor A	(19,075)	(8,426)
Investor C	(4,200)	(1,358)
Class K	(2,276)	—
From return of capital
Institutional	(424,377)	—
Investor A	(2,115)	—
Investor C	(466)	—
Class K	(252)	—

Decrease in net assets resulting from distributions to shareholders	(10,541,136)	(6,525,212)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	113,529,581	59,195,073

Net Assets
Total increase in net assets	108,484,414	53,092,726
Beginning of year	239,001,343	185,908,617

End of year	$347,485,757	$239,001,343

Undistributed (Distributions in excess of) net investment income, end of year	$805,041	$(6,006)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

10	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Financial Highlights	BlackRock CoreAlpha Bond Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.32	$10.57	$10.19		$10.72	$10.50

Net investment income[1]	0.24	0.26	0.26		0.22	0.24
Net realized and unrealized gain (loss)	0.01	(0.20)	0.39		(0.48)	0.26

Net increase (decrease) from investment operations	0.25	0.06	0.65		(0.26)	0.50

Distributions:[2]
From net investment income	(0.22)	(0.25)	(0.26)		(0.25)	(0.25)
From net realized gain	(0.12)	(0.06)	(0.01)		(0.00)[3]	—
From return of capital	(0.01)	—	—		(0.02)	(0.03)

Total distributions	(0.35)	(0.31)	(0.27)		(0.27)	(0.28)

Net asset value, end of year	$10.22	$10.32	$10.57		$10.19	$10.72

Total Return[4]
Based on net asset value	2.37%	0.48%	6.45%		(2.44)%	4.82%

Ratios to Average Net Assets[5]
Total expenses	0.35% [6]	0.35% [6]	0.35%	[6]	0.36% [6]	0.37%	[7]

Total expenses after fees waived	0.35% [6]	0.35% [6]	0.34%	[6]	0.34% [6]	0.34%	[7]

Net investment income	2.24% [6]	2.48% [6]	2.53%	[6]	2.16% [6]	2.22%	[7]

Supplemental Data
Net assets, end of year (000)	$345,259	$236,267	$183,880		$99,630	$110,020

Portfolio turnover rate of the Master Portfolio[8]	677%	612%	686%		986%	2,128%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	11

Financial Highlights (continued)	BlackRock CoreAlpha Bond Fund

	Investor A
	Year Ended December 31,					Period April 30, 2012[1] to December 31, 2012
	2016	2015	2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$10.32	$10.58	$10.19		$10.72	$10.55

Net investment income[2]	0.20	0.22	0.23		0.18	0.12
Net realized and unrealized gain (loss)	0.01	(0.21)	0.39		(0.48)	0.22

Net increase (decrease) from investment operations	0.21	0.01	0.62		(0.30)	0.34

Distributions:[3]
From net investment income	(0.18)	(0.21)	(0.22)		(0.21)	(0.15)
From net realized gain	(0.12)	(0.06)	(0.01)		(0.00)[4]	—
From return of capital	(0.01)	—	—		(0.02)	(0.02)

Total distributions	(0.31)	(0.27)	(0.23)		(0.23)	(0.17)

Net asset value, end of period	$10.22	$10.32	$10.58		$10.19	$10.72

Total Return[5]
Based on net asset value	2.01%	0.04%	6.18%		(2.78)%	3.25%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.70% [8]	0.70% [8]	0.71%	[8]	0.71% [8]	0.72%	[8,9]

Total expenses after fees waived	0.69% [8]	0.70% [8]	0.69%	[8]	0.69% [8]	0.70%	[8,9]

Net investment income	1.92% [8]	2.13% [8]	2.19%	[8]	1.78% [8]	1.80%	[8,9]

Supplemental Data
Net assets, end of period (000)	$1,695	$2,463	$1,776		$166	$168

Portfolio turnover rate of the Master Portfolio[10]	677%	612%	686%		986%	2,128%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Annualized.

[10]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,				Period April 30, 2012[1] to December 31, 2012
	2016	2015	2014	2013

Portfolio turnover rate (excluding MDRs)	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

12	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock CoreAlpha Bond Fund

	Investor C
	Year Ended December 31,					Period April 30, 2012[1] to December 31, 2012
	2016	2015	2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$10.32	$10.57	$10.18		$10.71	$10.55

Net investment income[2]	0.12	0.15	0.15		0.11	0.06
Net realized and unrealized gain (loss)	0.02	(0.21)	0.40		(0.48)	0.21

Net increase (decrease) from investment operations	0.14	(0.06)	0.55		(0.37)	0.27

Distributions:[3]
From net investment income	(0.10)	(0.13)	(0.15)		(0.14)	(0.10)
From net realized gain	(0.12)	(0.06)	(0.01)		(0.00)[4]	—
From return of capital	(0.01)	—	—		(0.02)	(0.01)

Total distributions	(0.23)	(0.19)	(0.16)		(0.16)	(0.11)

Net asset value, end of period	$10.23	$10.32	$10.57		$10.18	$10.71

Total Return[5]
Based on net asset value	1.35%	(0.61)%	5.40%		(3.51)%	2.61%	[6]

Ratios to Average Net Assets[7]
Total expenses	1.45% [8]	1.46% [8]	1.45%	[8]	1.46% [8]	1.46%	[8,9]

Total expenses after fees waived	1.45% [8]	1.45% [8]	1.44%	[8]	1.44% [8]	1.44%	[8,9]

Net investment income	1.14% [8]	1.39% [8]	1.44%	[8]	1.04% [8]	1.04%	[8,9]

Supplemental Data
Net assets, end of period (000)	$337	$272	$253		$288	$273

Portfolio turnover rate of the Master Portfolio[10]	677%	612%	686%		986%	2,128%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Annualized.

[10]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,				Period April 30, 2012[1] to December 31, 2012
	2016	2015	2014	2013

Portfolio turnover rate (excluding MDRs)	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	13

Financial Highlights (concluded)	BlackRock CoreAlpha Bond Fund

Class K
Period March 28, 2016[1] to December 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.51

Net investment income[2]	0.18
Net realized and unrealized loss	(0.17)

Net increase from investment operations	0.01

Distributions:[3]
From net investment income	(0.16)
From net realized gain	(0.12)
From return of capital	(0.01)

Total distributions	(0.29)

Net asset value, end of period	$10.23

Total Return[4]
Based on net asset value	0.00% [5]

Ratios to Average Net Assets[6]
Total expenses	0.30% [7,8]

Total expenses after fees waived	0.30% [7,8]

Net investment income	2.25% [7,8]

Supplemental Data
Net assets, end of period (000)	$195

Portfolio turnover rate of the Master Portfolio[9,10]	677%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[8]	Annualized.

[9]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

Period March 28, 2016[1] to December 31, 2016

Portfolio turnover rate (excluding MDRs)	459%

[10]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

14	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Notes to Financial Statements	BlackRock CoreAlpha Bond Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2016, the percentage of the Master Portfolio owned by the Fund was 51.7%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bears certain expenses related to distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None
Class K Shares	No	No		None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds the Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	15

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.10%	0.20%	0.20%	0.05%

For the year ended December 31, 2016, the following table shows the class specific administration fee borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$312,865	$7,620	$759	$77	$321,321

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended December 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$9,401	$3,798	$13,199

Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2017 and may not be terminated without consent of the Board. For the year ended December 31, 2016, BAL waived $8,406.

Other Fees: For the year ended December 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $124.

For the year ended December 31, 2016, affiliates received CDSCs of $79 for Investor A Shares.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

The Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

16	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	12/31/16	12/31/15
Ordinary income	$9,336,024	$6,146,395
Long-term capital gains	777,902	378,817
Return of capital	427,210	—

Total	$10,541,136	$6,525,212

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Qualified late-year losses[1]	$(4,667,984)
Net unrealized gains (losses)[2]	(2,173,307)

Total	$(6,841,291)

[1]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

[2]	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.

During the year ended December 31, 2016, the Fund utilized $1,587,249 of its respective capital loss carryforwards.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	23,256,688	$244,883,722	9,352,784	$98,811,293
Shares issued to shareholders in reinvestment of distributions	913,476	9,552,636	568,522	5,968,027
Shares redeemed	(13,297,158)	(140,386,507)	(4,416,226)	(46,330,882)

Net increase	10,873,006	$114,049,851	5,505,080	$58,448,438

Investor A
Shares sold	1,009,307	$10,637,077	206,461	$2,163,091
Shares issued to shareholders in reinvestment of distributions	9,284	97,593	4,095	43,073
Shares redeemed	(1,091,333)	(11,526,113)	(139,923)	(1,485,387)

Net increase (decrease)	(72,742)	$(791,443)	70,633	$720,777

Investor C
Shares sold	14,356	$150,740	8,280	$86,812
Shares issued to shareholders in reinvestment of distributions	747	7,798	407	4,273
Shares redeemed	(8,457)	(87,365)	(6,261)	(65,227)

Net increase	6,646	$71,173	2,426	$25,858

Class K1
Shares sold	19,029	$200,000	—	—

Net increase	19,029	$200,000	—	—

Total Net Increase	10,825,939	$113,529,581	5,578,139	$59,195,073

[1]	Commenced operations on March 29, 2016.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	17

Notes to Financial Statements (concluded)	BlackRock CoreAlpha Bond Fund

At period end, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Investor C	1,924
Class K	19,029

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock CoreAlpha Bond Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock CoreAlpha Bond Fund (the “Fund”), a series of BlackRock Funds III, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

For the fiscal year ended December 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Fund.

Interest-Related Dividends and Qualified Short Term Capital Gains for Non-U.S. Residents[1]	97.65%
Federal Obligation Interest[2]	0.84%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the Fund distributed long-term capital gains of $0.024147948 per share to shareholders on record December 15, 2016.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	19

Master Portfolio Information	CoreAlpha Bond Master Portfolio

As of December 31, 2016

Portfolio Composition	Percent of Total Investments[1]

Corporate Bonds	47%
U.S. Government Sponsored Agency Securities	43
Non-Agency Mortgage-Backed Securities	14
Asset-Backed Securities	14
Foreign Agency Obligations	1
Municipal Bonds	1
Preferred Securities	—	[4]
Investment Companies	—	[4]
TBA Sale Commitments	(20)

Credit Quality Allocation[2]	Percent of Total Investments[1]

AAA/Aaa[3]	45%
AA/Aa	7
A	17
BBB/Baa	24
BB/Ba	2
B/B	1
N/R	4

[1]	Excludes short-term securities.

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

[4]	Represents less than 1%.

20	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., Series 2004-A, Class A2, 1.14%, 4/25/29 (a)	$465	$462,047
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-HE2, Class M3, 1.48%, 4/25/35	106	106,244
Series 2005-HE4, Class M2, 1.54%, 7/25/35	217	215,475
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-4, 2.68%, 10/09/18	1,140	1,140,561
Series 2013-1, 2.09%, 2/08/19	2,600	2,609,831
Series 2014-4, 3.07%, 11/09/20	800	810,919
Series 2015-3, 3.34%, 8/08/21	250	253,392
Series 2016-1, 3.59%, 2/08/22	420	427,533
AVANT Loans Funding Trust, Series 2016-A, Class A, 4.11%, 5/15/19 (b)	600	600,685
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	1,190	1,159,179
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	2,940	2,963,045
College Loan Corp. Trust I, Series 2004-1, Class A4, 1.07%, 4/25/24 (a)	751	750,096
Conn’s Receivables Funding LLC, Series 2004-A, Class A, 4.68%, 4/16/18 (b)	703	704,794
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 1.30%, 10/25/36 (a)(b)	189	187,643
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,155,081
Drive Auto Receivables Trust (b):
Series 2015-DA, Class C, 3.38%, 11/15/21	945	960,449
Series 2016-AA, Class C, 3.91%, 5/17/21	650	660,728
Series 2016-BA, Class B, 2.56%, 6/15/20	4,000	4,023,565
Series 2016-BA, Class C, 3.19%, 7/15/22	1,900	1,914,340
Series 2016-CA, Class B, 2.37%, 11/16/20	2,050	2,045,080
Series 2016-CA, Class C, 3.02%, 11/15/21	2,600	2,601,597
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A4, 1.08%, 11/25/35 (a)	92	91,293
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	77	76,918
HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 1.76%, 11/20/36 (a)	1,869	1,865,973
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)	30	30,152
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 1.31%, 9/27/35 (a)	713	705,749
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1.70%, 4/25/35 (a)	527	527,419
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 1.07%, 11/27/28	806	800,011
Series 2005-1, Class A4, 1.00%, 11/27/28	40	40,228
Series 2005-3, Class A4, 1.04%, 4/25/29	447	445,371
Series 2006-1, Class A4, 1.01%, 3/27/28	2,579	2,550,751
Series 2006-2, Class A3, 0.97%, 11/25/27	3,218	3,139,004

Asset-Backed Securities	Par (000)	Value
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	$1,839	$1,842,490
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 3/20/28 (b)	2,800	2,854,589
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.70%, 2/25/35 (a)	567	568,018
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.69%, 11/25/34	85	85,191
Series 2006-NC2, Class A2, 0.95%, 2/25/36	557	550,263
Series 2006-RZ3, Class A2, 0.92%, 8/25/36	198	197,479
RASC Trust (a):
Series 2005-AHL3, Class A2, 1.00%, 11/25/35	178	177,074
Series 2005-KS12, Class A3, 1.08%, 1/25/36	228	227,418
Santander Drive Auto Receivables Trust:
Series 2012-4, Class D, 3.50%, 6/15/18	1,774	1,776,924
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)	362	361,752
Series 2012-AA, Class D, 2.46%, 12/17/18 (b)	820	825,415
Series 2013-1, Class C, 1.76%, 1/15/19	334	334,521
Series 2013-3, Class C, 1.81%, 4/15/19	752	753,584
Series 2013-3, Class D, 2.42%, 4/15/19	3,160	3,184,034
Series 2013-4, Class C, 3.25%, 1/15/20	189	189,853
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	1,531	1,540,949
Series 2014-1, Class C, 2.36%, 4/15/20	810	813,622
Series 2014-2, Class C, 2.33%, 11/15/19	3,445	3,462,228
Series 2014-3, Class D, 2.65%, 8/17/20	2,400	2,427,835
Series 2014-4, Class B, 1.82%, 5/15/19	324	324,722
Series 2014-4, Class C, 2.60%, 11/16/20	540	544,356
Series 2014-5, Class C, 2.46%, 6/15/20	2,800	2,821,567
Series 2015-1, Class C, 2.57%, 4/15/21	760	766,708
Series 2015-2, Class C, 2.44%, 4/15/21	700	705,257
Series 2015-3, Class C, 2.74%, 1/15/21	1,230	1,242,300
Series 2015-3, Class D, 3.49%, 5/17/21	680	693,068
Series 2015-4, Class C, 2.97%, 3/15/21	580	585,570
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,970,413
Series 2016-3, Class C, 2.46%, 3/15/22	2,100	2,089,263
SLC Private Student Loan Trust, Series 2006-A, Class A5, 1.05%, 7/15/36 (a)	1,519	1,516,568
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 1.40%, 9/15/20	503	501,492
Series 2003-B, Class A2, 1.36%, 3/15/22	223	221,011
Series 2003-C, Class A2, 1.35%, 9/15/20	208	206,399
Series 2004-B, Class A2, 1.16%, 6/15/21	182	182,107
Series 2005-B, Class A2, 1.14%, 3/15/23	331	330,288
Series 2006-A, Class A4, 1.15%, 12/15/23	1,712	1,698,846
Series 2006-B, Class A4, 1.14%, 3/15/24	197	196,226
Series 2006-C, Class A4, 1.13%, 3/15/23	674	671,135
SLM Private Education Loan Trust (b):
Series 2010-A, Class 1A, 3.70%, 5/16/44 (a)	673	688,033
Series 2011-B, Class A2, 3.74%, 2/15/29	520	529,947
Series 2012-A, Class A1, 2.17%, 8/15/25 (a)	59	58,597
Series 2012-E, Class A1, 1.45%, 10/16/23 (a)	52	52,501

Portfolio Abbreviations

ABS	Asset-Backed Security	HSI	Hong Kong stock Exchange	PLN	Polish Zloty
AUD	Australian Dollar	HUF	Hungarian Forint	RB	Revenue Bonds
BRL	Brazilian Real	ILS	Israeli New Shekel	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	S&P	Standard and Poor’s
CME	Chicago Mercantile Exchange	KRW	South Korean Won	THB	Thai Baht
COP	Certificates of Participation	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CR	Custodian Receipt	MXN	Mexican Peso	TWD	Taiwan Dollar
ETF	Exchange-Traded Fund	NOK	Norwegian Krone	USD	U.S. Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	OTC	Over-the-Counter
GO	General Obligation Bonds	PHP	Philippine Peso

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
SLM Private Education Loan Trust (b) (continued):
Series 2013-A, Class A1, 1.37%, 8/15/22 (a)	$339	$339,684
Series 2013-B, Class A1, 1.42%, 7/15/22 (a)	683	682,875
Series 2013-C, Class A1, 1.55%, 2/15/22 (a)	92	92,226
SoFi Consumer Loan Program LLC, Class A (b):
Series 2016-1A, 3.26%, 8/25/25	1,129	1,130,662
Series 2016-3, 3.05%, 12/26/25	2,009	2,002,306
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)	195	194,568
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 1.02%, 12/25/35 (a)	460	455,217
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (b)	2,575	2,568,341
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.97%, 6/25/37 (a)(b)	404	397,880
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (b)	1,466	1,455,797
Total Asset-Backed Securities — 12.8%		86,114,322

Corporate Bonds
Aerospace & Defense — 0.8%
Harris Corp., 2.00%, 4/27/18	395	395,241
L-3 Communications Corp.:
4.75%, 7/15/20	720	765,414
4.95%, 2/15/21	1,618	1,728,592
3.85%, 12/15/26	490	487,066
Lockheed Martin Corp.:
2.50%, 11/23/20	650	655,493
4.70%, 5/15/46	1,250	1,359,657

		5,391,463
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	465	469,650
6.00%, 8/01/20	525	536,156
Lear Corp.:
4.75%, 1/15/23	310	316,200
5.38%, 3/15/24	1,115	1,166,569
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)	350	360,938

		2,849,513
Automobiles — 0.3%
Ford Motor Co., 4.35%, 12/08/26	800	808,398
General Motors Co.:
5.00%, 4/01/35	500	487,562
5.20%, 4/01/45	500	481,956
6.75%, 4/01/46	190	222,811

		2,000,727
Banks — 3.9%
Australia & New Zealand Banking Group, Ltd., 2.05%, 9/23/19	1,900	1,892,313
Bank of Montreal, 2.10%, 12/12/19	765	764,997
Bank of Nova Scotia, 1.70%, 6/11/18	1,055	1,055,362
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	1,160	1,166,211
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 4/16/21	1,030	1,036,501
3.80%, 9/15/22	670	675,941
Discover Bank/Greenwood Delaware:
2.00%, 2/21/18	870	869,842
3.45%, 7/27/26	600	579,367
HSBC Bank USA NA, 5.88%, 11/01/34	590	686,896
HSBC Holdings PLC:
3.40%, 3/08/21	1,525	1,550,740
3.60%, 5/25/23	900	905,218

Corporate Bonds	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued):
3.90%, 5/25/26	$1,500	$1,510,243
4.38%, 11/23/26	210	211,559
6.50%, 9/15/37	400	495,878
5.25%, 3/14/44	350	374,803
HSBC USA, Inc., 1.50%, 11/13/17	1,875	1,873,749
Sumitomo Mitsui Banking Corp., 1.76%, 10/19/18	420	418,247
Svenska Handelsbanken AB, 2.45%, 3/30/21	800	794,588
Wachovia Bank NA, 6.00%, 11/15/17	1,790	1,857,648
Wells Fargo & Co.:
2.13%, 4/22/19	2,370	2,377,669
1.75%, 5/24/19	2,200	2,189,363
2.15%, 12/06/19	1,000	999,380
4.65%, 11/04/44	180	177,162
4.40%, 6/14/46	200	191,411
Westpac Banking Corp., 1.60%, 8/19/19	1,700	1,679,751

		26,334,839
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	735	736,055
2.65%, 2/01/21	530	533,045
3.30%, 2/01/23	700	712,412
4.70%, 2/01/36	300	315,560
Molson Coors Brewing Co., 1.45%, 7/15/19	175	172,419
PepsiCo, Inc.:
4.88%, 11/01/40	310	343,418
3.60%, 8/13/42	600	559,367
4.45%, 4/14/46	500	532,539

		3,904,815
Biotechnology — 0.4%
Biogen, Inc., 2.90%, 9/15/20	265	268,380
Celgene Corp., 2.30%, 8/15/18	600	603,668
Gilead Sciences, Inc.:
2.05%, 4/01/19	1,480	1,484,726
2.55%, 9/01/20	290	293,056

		2,649,830
Building Products — 0.1%
Johnson Controls International PLC, 1.40%, 11/02/17	1,000	1,001,602
Capital Markets — 3.3%
Bear Stearns Cos. LLC, 6.40%, 10/02/17	760	787,319
CME Group, Inc., 3.00%, 3/15/25	1,200	1,199,390
Goldman Sachs Group, Inc.:
6.15%, 4/01/18	460	483,881
2.90%, 7/19/18	820	831,324
2.63%, 1/31/19	820	828,817
7.50%, 2/15/19	360	399,089
2.00%, 4/25/19	155	154,384
2.55%, 10/23/19	460	463,377
2.30%, 12/13/19	1,055	1,053,803
6.00%, 6/15/20	1,040	1,153,299
2.35%, 11/15/21	490	476,064
3.75%, 2/25/26	1,900	1,905,582
3.50%, 11/16/26	365	356,600
6.75%, 10/01/37	500	617,424
6.25%, 2/01/41	990	1,227,171
Legg Mason, Inc., 2.70%, 7/15/19	1,285	1,294,149
Morgan Stanley:
2.20%, 12/07/18	450	451,657
2.50%, 1/24/19	1,140	1,151,984
5.63%, 9/23/19	2,940	3,186,842
2.63%, 11/17/21	1,195	1,180,615
3.13%, 7/27/26	1,000	955,376
6.38%, 7/24/42	460	591,177

See Notes to Financial Statements.

22	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
4.30%, 1/27/45	$1,400	$1,395,197

		22,144,521
Chemicals — 0.6%
LyondellBasell Industries NV, 5.00%, 4/15/19	1,760	1,859,707
Monsanto Co.:
2.13%, 7/15/19	275	274,562
2.75%, 7/15/21	360	359,925
3.95%, 4/15/45	680	596,659
RPM International, Inc., 6.13%, 10/15/19	743	815,937

		3,906,790
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.45%, 6/15/20	770	777,768
Consumer Finance — 1.2%
Capital One Bank USA NA, 2.15%, 11/21/18	730	731,319
Capital One NA, 1.50%, 9/05/17	1,650	1,647,949
MasterCard, Inc.:
3.38%, 4/01/24	900	925,735
2.95%, 11/21/26	1,335	1,320,069
S&P Global, Inc., 2.95%, 1/22/27 (b)	285	266,477
Synchrony Financial, 3.00%, 8/15/19	1,540	1,559,957
Visa, Inc., 4.30%, 12/14/45	1,485	1,567,438

		8,018,944
Containers & Packaging — 0.2%
Ball Corp., 4.38%, 12/15/20	195	203,775
International Paper Co.:
3.80%, 1/15/26	400	405,100
3.00%, 2/15/27	500	471,719

		1,080,594
Diversified Financial Services — 5.1%
American Express Credit Corp., 1.55%, 9/22/17	855	855,952
Bank of America Corp.:
1.65%, 3/26/18	1,035	1,035,966
6.88%, 4/25/18	1,060	1,126,685
5.49%, 3/15/19	600	636,507
5.63%, 7/01/20	510	560,772
BNP Paribas SA:
1.38%, 3/17/17	1,480	1,480,226
2.40%, 12/12/18	600	604,712
Citigroup, Inc.:
1.80%, 2/05/18	1,710	1,709,044
2.50%, 9/26/18	900	908,609
2.05%, 6/07/19	200	199,245
2.50%, 7/29/19	1,620	1,631,105
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	1,790	1,800,420
1.72%, 12/06/17	1,690	1,688,722
2.02%, 5/03/19	1,650	1,634,860
1.90%, 8/12/19	615	605,097
General Motors Financial Co., Inc.:
2.40%, 5/09/19	1,700	1,695,497
4.20%, 3/01/21	1,200	1,238,096
3.45%, 4/10/22	780	771,369
3.70%, 5/09/23	400	393,595
4.30%, 7/13/25	280	277,758
5.25%, 3/01/26	580	609,285
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	900	911,524
3.75%, 12/01/25	2,215	2,263,559
JPMorgan Chase & Co.:
2.00%, 8/15/17	1,220	1,224,521
4.25%, 10/15/20	1,770	1,873,078

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
2.55%, 3/01/21	$1,100	$1,096,543
3.25%, 9/23/22	780	788,806
3.20%, 1/25/23	580	586,455
2.95%, 10/01/26	1,700	1,622,630
3.63%, 12/01/27	700	679,130
4.85%, 2/01/44	300	333,828
4.95%, 6/01/45	340	362,545
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	825,587
Nasdaq, Inc., 3.85%, 6/30/26	405	402,328

		34,434,056
Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,659,372
2.45%, 6/30/20	350	347,561
3.40%, 5/15/25	140	134,935
5.15%, 3/15/42	1,120	1,115,713
4.80%, 6/15/44	1,190	1,124,448
4.75%, 5/15/46	500	473,709
4.50%, 3/09/48	364	327,081
British Telecommunications PLC, 1.25%, 2/14/17	520	520,027
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	1,270	1,290,612
Frontier Communications Corp., 8.88%, 9/15/20	260	276,900
Verizon Communications, Inc.:
3.65%, 9/14/18	1,330	1,373,913
5.05%, 3/15/34	960	1,010,915
4.40%, 11/01/34	900	888,287
6.55%, 9/15/43	245	305,999

		10,849,472
Electric Utilities — 1.8%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37	460	598,773
Commonwealth Edison Co., 5.88%, 2/01/33	600	721,095
Duke Energy Corp.:
5.05%, 9/15/19	400	431,214
3.75%, 9/01/46	155	139,532
Duke Energy Florida, Inc., 3.85%, 11/15/42	460	441,102
Exelon Corp., 5.10%, 6/15/45	120	127,560
Indiana Michigan Power Co., 4.55%, 3/15/46	600	622,303
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	1,420	1,492,614
Mississippi Power Co., 4.25%, 3/15/42	510	441,189
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18	505	503,415
2.70%, 9/15/19	1,040	1,053,164
Northern States Power Co., 5.25%, 7/15/35	560	649,188
Pacific Gas & Electric Co.:
5.63%, 11/30/17	460	477,066
3.25%, 9/15/21	430	442,131
3.75%, 8/15/42	460	431,661
PacifiCorp, 5.50%, 1/15/19	400	428,874
Progress Energy, Inc.:
4.88%, 12/01/19	920	987,970
4.40%, 1/15/21	1,110	1,177,081
South Carolina Electric & Gas Co., 4.10%, 6/15/46	300	296,948
Southern Power Co., 5.15%, 9/15/41	110	110,781
Tampa Electric Co., 2.60%, 9/15/22	600	590,294

		12,163,955
Electrical Equipment — 0.4%
Amphenol Corp.:
1.55%, 9/15/17	995	996,002
2.55%, 1/30/19	600	607,202
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,043,536

		2,646,740

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	23

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.2%
Flextronics International, Ltd., 4.75%, 6/15/25	$340	$359,727
Fortive Corp., 1.80%, 6/15/19 (b)	405	402,481
Tyco Electronics Group SA, 6.55%, 10/01/17	860	892,035

		1,654,243
Food & Staples Retailing — 0.3%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (b)	150	148,406
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	1,020	1,022,545
2.70%, 11/18/19	720	729,551

		1,900,502
Food Products — 1.1%
ConAgra Foods, Inc., 3.20%, 1/25/23	205	204,810
Hershey Co., 3.38%, 8/15/46	1,100	973,888
Kellogg Co.:
3.25%, 5/21/18	470	479,937
2.65%, 12/01/23	1,100	1,064,132
Kraft Heinz Foods Co.:
5.20%, 7/15/45	1,190	1,245,706
4.38%, 6/01/46	345	324,638
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	860	857,850
Sysco Corp.:
3.30%, 7/15/26	400	392,533
4.50%, 4/01/46	475	478,891
Tyson Foods, Inc., 3.95%, 8/15/24	1,650	1,681,010

		7,703,395
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42	540	527,471
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories:
2.35%, 11/22/19	1,070	1,071,262
3.40%, 11/30/23	1,300	1,295,113
4.75%, 11/30/36	500	508,311
Baxter International, Inc., 2.60%, 8/15/26	2,310	2,132,534
Becton Dickinson & Co., 2.68%, 12/15/19	292	296,267
Boston Scientific Corp.:
2.65%, 10/01/18	600	606,580
2.85%, 5/15/20	225	228,356
3.85%, 5/15/25	1,300	1,302,558
Covidien International Finance SA, 4.20%, 6/15/20	1,485	1,581,666
Medtronic, Inc., 2.50%, 3/15/20	755	763,449
St Jude Medical, Inc., 2.00%, 9/15/18	575	575,811
Stryker Corp.:
2.63%, 3/15/21	245	245,946
4.38%, 5/15/44	400	387,977
Thermo Fisher Scientific, Inc., 2.15%, 12/14/18	340	341,561
Zimmer Holdings, Inc.:
2.00%, 4/01/18	530	530,647
2.70%, 4/01/20	1,340	1,340,067

		13,208,105
Health Care Providers & Services — 1.5%
Aetna, Inc.:
1.90%, 6/07/19	1,150	1,147,363
4.38%, 6/15/46	300	301,244
AmerisourceBergen Corp., 1.15%, 5/15/17	1,770	1,769,354
Cardinal Health, Inc., 1.70%, 3/15/18	660	659,337
CR Bard, Inc., 3.00%, 5/15/26	1,000	954,510
HCA, Inc., 3.75%, 3/15/19	935	960,713
McKesson Corp., 1.40%, 3/15/18	1,330	1,324,580
Quest Diagnostics, Inc., 2.50%, 3/30/20	705	704,506
UnitedHealth Group, Inc.:
2.70%, 7/15/20	270	274,062
3.10%, 3/15/26	400	394,520

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued):
4.75%, 7/15/45	$800	$881,295
4.20%, 1/15/47	455	460,231

		9,831,715
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
2.10%, 12/07/18	275	276,633
6.30%, 10/15/37	310	389,479
4.88%, 12/09/45	1,050	1,124,628

		1,790,740
Household Products — 0.2%
Newell Brands, Inc., 2.60%, 3/29/19	345	348,786
Whirlpool Corp., 1.35%, 3/01/17	755	755,146

		1,103,932
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	389,184
Exelon Generation Co. LLC, 5.75%, 10/01/41	170	159,555
PSEG Power LLC:
2.45%, 11/15/18	140	140,984
4.15%, 9/15/21	350	365,006

		1,054,729
Industrial Conglomerates — 0.0%
General Electric Co., 6.75%, 3/15/32	54	71,881
Insurance — 2.2%
Aflac, Inc.:
3.63%, 11/15/24	2,480	2,552,413
3.25%, 3/17/25	900	897,801
2.88%, 10/15/26	2,900	2,778,322
Allstate Corp., 4.20%, 12/15/46	110	112,334
American Financial Group, Inc., 3.50%, 8/15/26	550	526,786
American International Group, Inc., 3.30%, 3/01/21	320	327,771
Berkshire Hathaway, Inc.:
3.13%, 3/15/26	1,355	1,346,199
4.50%, 2/11/43	700	744,318
Chubb Corp., 6.00%, 5/11/37	260	324,312
Chubb INA Holdings, Inc., 3.35%, 5/15/24	660	672,403
Fidelity National Financial, Inc., 5.50%, 9/01/22	385	407,230
Markel Corp.:
5.35%, 6/01/21	400	436,613
5.00%, 4/05/46	400	402,301
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	880	884,946
3.30%, 3/14/23	175	177,848
MetLife, Inc., 3.05%, 12/15/22	800	807,732
Protective Life Corp., 8.45%, 10/15/39	122	161,618
Unum Group, 5.75%, 8/15/42	400	430,647
Willis Group Holdings PLC, 5.75%, 3/15/21	350	382,454
XLIT Ltd., 5.75%, 10/01/21	430	477,873

		14,851,921
Internet Software & Services — 1.3%
Baidu, Inc., 3.25%, 8/06/18	2,060	2,094,791
eBay, Inc., 2.20%, 8/01/19	1,600	1,599,270
Equinix, Inc.:
5.38%, 1/01/22	555	582,750
5.75%, 1/01/25	430	449,350
Expedia, Inc., 5.00%, 2/15/26	1,600	1,649,450
Priceline Group, Inc., 3.60%, 6/01/26	1,745	1,725,812
VeriSign, Inc., 4.63%, 5/01/23	415	419,150

		8,520,573

See Notes to Financial Statements.

24	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
IT Services — 0.8%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	$1,795	$1,803,070
3.60%, 11/28/24	445	440,597
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	720	694,814
Fidelity National Information Services, Inc., 3.63%, 10/15/20	1,280	1,325,143
Verisk Analytics, Inc., 4.00%, 6/15/25	1,380	1,399,374

		5,662,998
Machinery — 0.3%
Illinois Tool Works, Inc., 1.95%, 3/01/19	690	693,560
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	140	142,507
Trinity Acquisition PLC, 6.13%, 8/15/43	110	117,592
Xylem, Inc., 3.25%, 11/01/26	800	776,841

		1,730,500
Media — 1.8%
Altice Financing SA, 6.63%, 2/15/23 (b)	480	493,200
CBS Corp., 2.90%, 1/15/27	1,800	1,669,684
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	395	402,993
4.91%, 7/23/25	2,350	2,476,735
6.48%, 10/23/45	1,000	1,156,079
Comcast Corp., 3.40%, 7/15/46	155	135,363
DISH DBS Corp.:
7.88%, 9/01/19	780	865,800
6.75%, 6/01/21	360	390,600
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	260	269,750
Time Warner Cable, Inc.:
5.00%, 2/01/20	680	721,704
4.50%, 9/15/42	510	461,884
Time Warner, Inc.:
2.10%, 6/01/19	1,220	1,219,263
3.60%, 7/15/25	375	372,900
2.95%, 7/15/26	1,325	1,234,267

		11,870,222
Metals & Mining — 0.1%
Southern Copper Corp., 5.88%, 4/23/45	500	490,863
Vale Overseas Ltd., 4.38%, 1/11/22	148	145,410

		636,273
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	220	220,590
Dominion Resources, Inc.:
6.40%, 6/15/18	330	349,992
4.45%, 3/15/21	630	673,141
SCANA Corp., 4.13%, 2/01/22	170	171,766

		1,415,489
Oil, Gas & Consumable Fuels — 3.0%
Boardwalk Pipelines LP, 5.95%, 6/01/26	750	814,677
BP Capital Markets PLC:
2.24%, 5/10/19	900	905,453
2.11%, 9/16/21	1,040	1,020,396
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,469,599
4.35%, 10/15/24	580	591,907
3.95%, 12/01/26	280	272,498
Canadian Natural Resources Ltd., 6.25%, 3/15/38	400	455,066
Cimarex Energy Co., 4.38%, 6/01/24	500	519,974
Energy Transfer Partners LP:
9.70%, 3/15/19	262	300,719
9.00%, 4/15/19	123	139,955

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 5.10%, 2/15/45	$700	$738,254
Exxon Mobil Corp.:
2.73%, 3/01/23	220	220,748
4.11%, 3/01/46	780	798,934
Kinder Morgan, Inc.:
3.05%, 12/01/19	265	268,804
5.55%, 6/01/45	200	210,355
Magellan Midstream Partners LP, 5.00%, 3/01/26	400	438,627
Marathon Petroleum Corp., 2.70%, 12/14/18	1,600	1,621,301
Occidental Petroleum Corp., 4.40%, 4/15/46	1,045	1,063,429
ONEOK Partners LP, 6.13%, 2/01/41	800	879,918
Petroleos Mexicanos:
5.50%, 2/04/19 (b)	700	725,123
4.88%, 1/24/22	400	401,200
4.63%, 9/21/23 (b)	35	34,048
6.38%, 1/23/45	660	600,600
Shell International Finance BV:
2.13%, 5/11/20	525	524,373
1.88%, 5/10/21	700	684,402
Statoil ASA, 2.75%, 11/10/21	1,680	1,696,743
Total Capital International SA, 2.10%, 6/19/19	980	984,736
TransCanada PipeLines Ltd., 4.88%, 1/15/26	460	511,126
Western Gas Partners LP, 4.65%, 7/01/26	700	724,780
Williams Partners LP, 5.10%, 9/15/45	600	570,269

		20,188,014
Pharmaceuticals — 1.6%
AbbVie, Inc., 2.50%, 5/14/20	490	490,128
Actavis Funding SCS, 2.35%, 3/12/18	320	321,850
Baxalta, Inc., 2.88%, 6/23/20	775	774,806
Bayer US Finance LLC, 1.50%, 10/06/17 (b)	1,000	998,687
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	360	379,444
Novartis Capital Corp., 4.40%, 5/06/44	1,280	1,380,403
Pfizer, Inc.:
7.20%, 3/15/39	800	1,155,590
4.30%, 6/15/43	510	527,943
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	2,500	2,468,305
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18	810	803,395
1.70%, 7/19/19	370	363,535
2.20%, 7/21/21	635	607,496
Zoetis, Inc., 3.45%, 11/13/20	355	364,358

		10,635,940
Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	1,190	1,187,253
American Tower Corp.:
4.50%, 1/15/18	630	646,628
3.40%, 2/15/19	538	549,808
2.80%, 6/01/20	1,190	1,190,631
5.05%, 9/01/20	400	429,247
3.45%, 9/15/21	740	749,574
4.70%, 3/15/22	1,000	1,067,868
Corrections Corp. of America:
4.13%, 4/01/20	760	758,100
4.63%, 5/01/23	735	723,975
Senior Housing Properties Trust, 3.25%, 5/01/19	1,600	1,604,853
Simon Property Group LP, 4.13%, 12/01/21	1,000	1,067,160
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	655	662,498

		10,637,595
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc., 3.50%, 12/05/26	320	317,038
Applied Materials, Inc., 2.63%, 10/01/20	480	483,974

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	25

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp., 3.38%, 11/01/19	$280	$286,653
NVIDIA Corp., 3.20%, 9/16/26	1,265	1,216,244

		2,303,909
Software — 0.8%
Activision Blizzard, Inc. (b):
2.30%, 9/15/21	200	195,170
3.40%, 9/15/26	385	365,413
Hewlett Packard Enterprise Co.:
4.90%, 10/15/25	1,900	1,954,747
6.35%, 10/15/45	200	202,020
Microsoft Corp.:
2.00%, 8/08/23	430	410,995
3.45%, 8/08/36	1,100	1,045,398
4.45%, 11/03/45	400	426,168
Oracle Corp., 3.85%, 7/15/36	900	878,328

		5,478,239
Specialty Retail — 0.5%
Home Depot, Inc., 5.40%, 9/15/40	600	714,984
L Brands, Inc., 8.50%, 6/15/19	1,190	1,368,500
O’Reilly Automotive, Inc., 4.63%, 9/15/21	1,080	1,159,084

		3,242,568
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
2.85%, 5/06/21	1,120	1,143,235
4.65%, 2/23/46	550	593,917
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (b)	300	306,242

		2,043,394
Tobacco — 1.4%
Altria Group, Inc.:
5.38%, 1/31/44	2,110	2,437,307
3.88%, 9/16/46	500	461,447
Philip Morris International, Inc.:
5.65%, 5/16/18	1,280	1,349,110
1.88%, 1/15/19	1,060	1,060,125
6.38%, 5/16/38	760	974,505
Reynolds American, Inc.:
2.30%, 6/12/18	2,020	2,032,805
3.25%, 6/12/20	127	130,132
4.00%, 6/12/22	305	319,007
5.85%, 8/15/45	615	728,237

		9,492,675
Wireless Telecommunication Services — 0.4%
American Tower Corp., 2.25%, 1/15/22	960	919,554
Crown Castle International Corp.:
2.25%, 9/01/21	275	266,048
4.88%, 4/15/22	830	883,784
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)	660	661,234

		2,730,620
Total Corporate Bonds — 43.2%		290,443,272

Foreign Agency Obligations
Canada Government International Bond, 1.13%, 3/19/18	1,880	1,877,797
Colombia Government International Bond:
4.00%, 2/26/24	740	747,400
4.50%, 1/28/26	730	751,900
Export-Import Bank of Korea, 2.38%, 8/12/19	1,650	1,666,584

Foreign Agency Obligations	Par (000)	Value
Mexico Government International Bond:
3.50%, 1/21/21	$865	$878,840
6.75%, 9/27/34	720	853,200
Uruguay Government International Bond, 5.10%, 6/18/50	500	450,000
Total Foreign Agency Obligations — 1.1%		7,225,721

Investment Companies (d)	Shares
iShares 0-5 Year TIPS Bond ETF	1	101
iShares 1-3 Year Treasury Bond ETF	1	84
iShares 10-20 Year Treasury Bond ETF	1	133
iShares 3-7 Year Treasury Bond ETF	1	123
iShares 7-10 Year Treasury Bond ETF	1	105
iShares Agency Bond ETF	1	113
iShares Core U.S. Treasury Bond ETF	1	25
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	113
Total Investment Companies — 0.0%		907

Municipal Bonds	Par (000)
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	$260	367,793
Chicago Transit Authority, RB, Pension Funding, Series B, 6.90%, 12/01/40	150	187,313
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	140	196,119
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45	110	150,524
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	150	182,589
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	110	143,680
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	150	201,306
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48	90	114,585
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40	360	414,688
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 1/01/41	220	307,344
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40	260	313,331
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39	350	519,753
7.63%, 3/01/40	350	514,262
State of Illinois, GO, Pension, 5.10%, 6/01/33	310	276,985
State of Mississippi, GO, Refunding, Build America Bonds, Series F, 5.25%, 11/01/34	190	228,557
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40	225	272,102
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34	140	176,275
University of California, Refunding RB, General, Series AJ, 4.60%, 5/15/31	310	341,456

See Notes to Financial Statements.

26	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Municipal Bonds	Par (000)	Value
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41	$110	$142,508
Total Municipal Bonds — 0.7%		5,051,170

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.9%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	25	25,465
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)	208	216,207
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	43	43,574
CSMC Trust, Series 2013-8R (a)(b):
Class 7A1, 0.74%, 4/27/37	322	319,406
Class 8A1, 0.82%, 5/27/37	390	388,677
Fannie Mae Connecticut Avenue Securities (a):
Series 2013-C01, Class M1, 2.76%, 10/25/23	1,740	1,754,486
Series 2014-C01, Class M1, 2.36%, 1/25/24	586	588,913
Series 2014-C02, Class 1M1, 1.71%, 5/25/24	1,406	1,409,415
Series 2014-C02, Class 2M1, 1.71%, 5/25/24	1,169	1,170,393
Series 2014-C03, Class 1M1, 1.96%, 7/25/24	1,383	1,386,640
Series 2014-C03, Class 2M1., 1.96%, 7/25/24	985	985,837
Series 2014-C04, Class 1M1, 2.71%, 11/25/24	134	134,251
Series 2014-C04, Class 2M1, 2.86%, 11/25/24	17	17,323
Series 2015-C02, Class 2M1, 1.96%, 5/25/25	152	152,373
Series 2015-C03, Class 2M1, 2.26%, 7/25/25	183	183,413
Series 2015-C04, Class 2M1, 2.46%, 4/25/28	918	920,514
Series 2016-C02, Class 1M1, 2.91%, 9/25/28	1,894	1,913,926
Series 2016-C03, Class 2M1, 2.96%, 10/25/28	4,183	4,226,648
Series 2016-C04, Class 1M1, 2.21%, 1/25/29	4,188	4,214,202
Series 2016-C05, Class 2M1, 2.11%, 1/25/29	2,585	2,591,116
Series 2016-C07, Class 2M1, 2.06%, 4/25/29	1,987	1,989,222
Freddie Mac Structured Agency Credit Risk Debt Notes (a):
Series 2013-DN1, Class M1, 4.16%, 7/25/23	1,618	1,641,989
Series 2013-DN2, Class M1, 2.21%, 11/25/23	1,549	1,552,147
Series 2014-C04, Class 1M2, 3.41%, 3/25/28	3,803	3,879,637
Series 2014-C04, Class 1M2, 3.66%, 7/25/28	460	473,530
Series 2014-DN2, Class M2, 2.41%, 4/25/24	2,390	2,409,923
Series 2014-DN3, Class M2, 3.16%, 8/25/24	598	599,369
Series 2014-HQ1, Class M2, 3.26%, 8/25/24	1,642	1,656,162
Series 2014-HQ2, Class M1, 2.21%, 9/25/24	186	186,884
Series 2014-HQ3, Class M2, 3.41%, 10/25/24	1,219	1,229,342
Series 2015-DN1, Class M2, 3.16%, 1/25/25	1,464	1,469,819
Series 2015-DN1, Class M3, 4.91%, 1/25/25	2,314	2,438,064
Series 2015-DNA3, Class M1, 2.11%, 4/25/28	458	458,388
Series 2016-HQA1, Class M1, 2.51%, 9/25/28	1,553	1,559,074
Series 2016-HQA3, Class M1, 1.56%, 3/25/29	1,473	1,474,064
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.73%, 10/26/36 (a)(b)	555	543,356
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 6/25/19	27	27,352
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.97%, 8/26/35 (a)(b)	130	130,099

		46,361,200
Commercial Mortgage-Backed Securities — 6.3%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class A4, 5.60%, 6/10/49 (a)	678	681,537
Series 2007-3, Class AMF, 5.32%, 6/10/49	660	665,622
Series 2007-4, Class A4, 5.75%, 2/10/51 (a)	679	688,467
Series 2007-5, Class A4, 5.49%, 2/10/51	1,300	1,321,911
Series 2015-UBS7, Class B, 4.37%, 9/15/48 (a)	360	379,711
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	170	170,171

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class A4, 5.71%, 12/10/49 (a)	$3,260	$3,288,264
Series 2008-C7, Class A4, 6.13%, 12/10/49 (a)	1,498	1,527,311
Series 2016-GC36, Class A5, 3.62%, 2/10/49	550	564,751
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.79%, 12/10/49 (a)	752	758,026
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)	920	936,284
Series 2007-GG9, Class AM, 5.48%, 3/10/39	379	378,680
Series 2008-LS1, Class A4B, 6.10%, 12/10/49 (a)	421	428,738
Series 2013-CR11, Class B, 5.16%, 10/10/46 (a)	380	417,505
Series 2013-LC6, Class AM, 3.28%, 1/10/46	400	403,415
Series 2014-CR17, Class A5, 3.98%, 5/10/47	670	710,945
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)	300	302,510
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 5/10/49	330	344,093
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.01%, 5/10/50 (a)	300	293,469
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.80%, 8/10/45 (a)	2,281	2,295,535
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	280	294,733
Series 2013-GC13, Class A5, 4.03%, 7/10/46 (a)	170	183,832
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	518,078
Series 2014-GC20, Class A5, 4.00%, 4/10/47	730	775,188
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)	430	462,360
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)	240	256,757
Series 2013-C17, Class A4, 4.20%, 1/15/47	750	806,766
Series 2014-C19, Class A4, 4.00%, 4/15/47	1,320	1,401,848
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class A4, 5.79%, 2/12/51 (a)	1,833	1,860,970
Series 2011-C5, Class A3, 4.17%, 8/15/46	288	308,522
Series 2012-CBX, Class AS, 4.27%, 6/15/45	350	371,973
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.92%, 7/15/44 (a)	489	495,201
LB-UBS Commercial Mortgage Trust:
Series 2007-C2, Class A3, 5.43%, 2/15/40	517	517,594
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)	540	544,475
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	833	853,242
ML-CFC Commercial Mortgage Trust (a):
Series 2007-7, Class A4, 5.73%, 6/12/50	1,221	1,228,362
Series 2007-8, Class A3, 5.89%, 8/12/49	2,897	2,932,335
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.08%, 7/15/46 (a)	470	502,160
Series 2013-C13, 4.04%, 11/15/46	460	487,542
Series 2015-C20, 3.25%, 2/15/48	1,040	1,046,008
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class AM, 5.41%, 3/15/44	812	810,893
Series 2007-IQ15, Class A4, 5.90%, 6/11/49 (a)	49	49,440
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,327	1,346,900
Series 2007-T27, Class A4, 5.64%, 6/11/42 (a)	1,464	1,480,635
Series 2007-T27, Class AM, 5.64%, 6/11/42 (a)	630	642,226
Series 2012-C4, Class A4, 3.24%, 3/15/45	680	702,293
Series 2015-MS1, Class A4, 3.78%, 5/15/48 (a)	550	571,159
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	509,627
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	1,104	1,111,809

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	27

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	$510	$521,009
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	640	662,803
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	460,614
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)	570	611,619
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	342,115

		42,228,033
Total Non-Agency Mortgage-Backed Securities — 13.2%		88,589,233

Preferred Securities

Capital Trust
Diversified Financial Services — 0.0%
Bank of New York Mellon Corp., Series D, 4.50% (a)(e)	194	177,403

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (c)	1,360	1,289,693
Collateralized Mortgage Obligations — 0.1%
Freddie Mac, Series 2015-HQ1, Class M3, 4.56%, 3/25/25 (a)	860	910,366
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Class A2:
Series K025, 2.68%, 10/25/22	900	911,797
Series K031, 3.30%, 4/25/23 (a)	281	294,042

		1,205,839
Mortgage-Backed Securities — 39.7%
Fannie Mae Mortgage-Backed Securities:
1.90%, 4/01/43 - 5/01/43 (a)	291	298,844
2.04%, 6/01/43 (a)	260	263,382
2.50%, 9/01/28 - 4/01/45	704	674,702
2.51%, 2/01/42 (a)	14	14,962
2.76%, 1/01/42 (a)	132	137,080
2.84%, 4/01/40 (a)	38	39,816
3.00%, 8/01/27 - 1/01/47 (f)	5,262	5,336,490
3.01%, 8/01/41 (a)	187	196,818
3.30%, 9/01/41 (a)	149	153,907
3.50%, 11/01/31 - 2/01/47 (f)	39,175	40,202,589
4.00%, 8/01/25 - 1/01/47 (f)	20,700	21,795,192
4.50%, 7/01/25 - 2/01/47 (f)	51,901	55,791,925
5.00%, 1/01/18 - 1/01/47 (f)	18,998	20,678,403
5.50%, 9/01/19 - 8/01/37	2,037	2,267,899
6.00%, 11/01/22 - 8/01/38	1,226	1,394,059
6.50%, 12/01/30 - 12/01/32	1,483	1,697,327
Freddie Mac Mortgage-Backed Securities:
1.80%, 6/01/43 (a)	62	63,533
2.45%, 5/01/43 (a)	194	195,906
2.52%, 8/01/43 (a)	82	82,946
2.83%, 2/01/40 (a)	204	214,796
2.88%, 4/01/38 (a)	294	312,839
3.00%, 5/01/27 - 1/01/47 (f)	3,410	3,462,562
3.08%, 8/01/41 (a)	127	134,056
3.31%, 7/01/41 (a)	129	135,583
3.49%, 1/01/42 (a)	5	5,497
3.50%, 3/01/32 - 1/01/47	23,458	24,069,577
4.00%, 3/01/26 - 1/01/47 (f)	14,713	15,473,462
4.50%, 8/01/20 - 1/01/47 (f)	9,298	9,997,367

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities: (continued):
5.00%, 10/01/20 - 1/01/47 (f)	$2,979	$3,225,942
5.50%, 5/01/34 - 1/01/47 (f)	1,111	1,240,656
6.00%, 9/01/36 - 1/01/38	483	549,285
6.50%, 5/01/21 - 7/01/32	569	663,182
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/01/47 (f)	3,800	3,846,078
3.50%, 1/01/41 - 1/01/47 (f)	20,883	21,745,511
4.00%, 9/01/40 - 1/01/47 (f)	12,978	13,815,324
4.50%, 3/01/39 - 1/01/47 (f)	10,043	10,792,757
5.00%, 10/01/39 - 1/01/47 (f)	3,329	3,668,853
5.50%, 6/01/34 - 7/01/40	1,371	1,527,048
6.00%, 9/01/38 - 10/01/38	412	465,852

		266,632,007
Total U.S. Government Sponsored Agency Securities — 40.2%		270,037,905
Total Long-Term Investments (Cost — $747,068,269) — 111.2%		747,639,933

Short-Term Securities (d)(g)	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%	35,917,163	35,924,346
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45%	100,000	100,000
Total Short-Term Securities (Cost — 36,024,053) — 5.4%		36,024,346
Total Investments Before TBA Sale Commitments (Cost — $783,092,322) — 116.6%		783,664,279

TBA Sale Commitments (f)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/46	$375	(356,777)
3.00%, 1/01/32 - 2/01/47	18,772	(18,889,740)
3.50%, 1/01/32 - 2/01/47	64,468	(66,093,444)
4.00%, 1/01/47	29,586	(31,106,793)
4.50%, 1/01/47	1,956	(2,102,394)
5.50%, 1/01/47	125	(138,848)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/47	738	(733,394)
3.50%, 1/01/32 - 1/01/47	3,889	(3,185,079)
4.00%, 1/01/47	515	(541,072)
Ginnie Mae Mortgage-Backed Securities:
2.50%, 1/01/47	500	(540,625)
4.50%, 1/01/47	275	(266,836)
5.50%, 1/01/47	675	(739,652)
Total TBA Sale Commitments (Proceeds — $124,369,395) — (18.6)%		(124,694,654)
Total Investments, Net of TBA Sale Commitments (Cost — $658,722,927) — 98.0%		658,969,625
Other Assets Less Liabilities — 2.0%		13,211,316

Net Assets — 100.0%		$672,180,941

See Notes to Financial Statements.

28	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	19,480,003	16,437,160	[1]	—	35,917,163	$35,924,346	$129,592	[4]	$6,004
BlackRock Cash Funds: Prime, SL Agency Shares[2]	50,944	—		(50,944)[3]	—	—	692	[4]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000	[1]	—	100,000	100,000	5,375		891
iShares 0-5 Year TIPS Bond ETF	1	—		—	1	101	1		—
iShares 1-3 Year Treasury Bond ETF	1	—		—	1	84	1		—
iShares 10-20 Year Treasury Bond ETF	1	—		—	1	133	2		—
iShares 20+ Year Treasury Bond ETF	52,602	—		(52,602)[3]	—	—	25,745		449,830
iShares 3-7 Year Treasury Bond ETF	1	—		—	1	123	2		—
iShares 7-10 Year Treasury Bond ETF	1	—		—	1	105	2		—
iShares Agency Bond ETF	1	—		—	1	113	2		—
iShares Core U.S. Treasury Bond ETF	1	—		—	1	25	—		—
iShares Short Treasury Bond ETF	1	—		—	1	110	—		—
iShares TIPS Bond ETF	1	—		—	1	113	2		—
Total						$36,025,253	$161,416		$456,725

[1] Represents net shares purchased.
[2] No longer held by the Master Portfolio as of period end.
[3] Represents net shares sold.

[4]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Perpetual security with no stated maturity date.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$(2,301,695)	$(18,279)
Barclays Capital, Inc.	$(12,492,141)	$(42,400)
BNP Paribas S.A.	$4,322,988	$(33,911)
BNY Capital Markets, Inc.	$(578,273)	—
Citigroup Global Markets, Inc.	$(1,803,932)	$(20,181)
Credit Suisse Securities (USA) LLC	$(2,861,651)	$(92,243)
Goldman Sachs & Co.	$11,921,132	$15,749
J.P. Morgan Securities LLC	$10,504,295	$(58,297)
Mizuho Securities USA Inc.	$76,781	$(281)
Morgan Stanley & Co. LLC	$(8,835,677)	$2,635
Nomura Securities International, Inc.	$(4,452,728)	$161
RBC Capital Markets, LLC	$(2,887,400)	$(5,372)
Wells Fargo Securities, LLC	$3,700,143	$25,759

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
16	2-Year U.S. Treasury Note	March 2017	$3,467,000	$6,055
950	5-Year U.S. Treasury Note	March 2017	$111,780,860	127,133
254	10-Year Australian Treasury Bonds	March 2017	$23,415,098	171,382
467	10-Year U.S. Treasury Note	March 2017	$58,039,344	(50,378)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	29

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Futures Contracts (concluded)

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
19	Euro Bund Futures	March 2017	$3,283,059	$(4,194)
68	Euro OAT Futures	March 2017	$10,867,310	96,802
(35)	Long Term Euro BTP	March 2017	$4,985,195	(80,365)
114	Long U.S. Treasury Bond	March 2017	$17,174,812	102,922
(220)	UK Long Gilt Bond	March 2017	$34,116,030	(689,904)
133	Ultra Long U.S. Treasury Bond	March 2017	$21,313,250	(198,680)
Total				$(519,227)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	743,616	EUR	700,000	HSBC Bank USA N.A.	1/05/17	$5,236
BRL	380,000	USD	109,957	Morgan Stanley & Co. International PLC	3/02/17	4,960
USD	109,441	BRL	380,000	HSBC Bank USA N.A.	3/02/17	(5,475)
AUD	580,000	USD	434,195	Citibank N.A.	3/13/17	(14,908)
AUD	300,000	USD	223,589	Citibank N.A.	3/13/17	(6,717)
AUD	290,000	USD	215,714	Citibank N.A.	3/13/17	(6,070)
CAD	6,380,000	USD	4,809,595	Goldman Sachs International	3/13/17	(48,136)
CHF	660,000	USD	656,916	Citibank N.A.	3/13/17	(4,762)
COP	1,720,000,000	USD	562,459	Credit Suisse International	3/13/17	4,164
EUR	166,263	HUF	52,228,209	Barclays Bank PLC	3/13/17	(2,703)
EUR	332,589	HUF	104,488,570	Citibank N.A.	3/13/17	(5,448)
EUR	166,268	HUF	52,309,672	Citibank N.A.	3/13/17	(2,975)
EUR	413,222	HUF	129,000,000	Citibank N.A.	3/13/17	(3,961)
EUR	665,236	HUF	208,487,536	Credit Suisse International	3/13/17	(9,160)
EUR	195,582	HUF	61,486,013	Credit Suisse International	3/13/17	(3,343)
EUR	412,185	PLN	1,844,899	Barclays Bank PLC	3/13/17	(5,220)
EUR	220,793	PLN	989,722	Barclays Bank PLC	3/13/17	(3,149)
EUR	251,871	PLN	1,125,000	BNP Paribas S.A.	3/13/17	(2,628)
EUR	251,610	PLN	1,125,000	BNP Paribas S.A.	3/13/17	(2,904)
EUR	164,881	PLN	737,274	Citibank N.A.	3/13/17	(1,917)
EUR	23,495	PLN	105,357	Citibank N.A.	3/13/17	(344)
EUR	112,439	PLN	504,253	Credit Suisse International	3/13/17	(1,660)
EUR	16,488	PLN	73,853	Credit Suisse International	3/13/17	(222)
EUR	486,286	PLN	2,178,299	Credit Suisse International	3/13/17	(6,574)
EUR	1,441,584	USD	1,563,456	Citibank N.A.	3/13/17	(37,805)
EUR	2,008,416	USD	2,176,395	Morgan Stanley & Co. International PLC	3/13/17	(50,859)
HUF	10,484,568	EUR	33,331	Barclays Bank PLC	3/13/17	591
HUF	78,540,000	EUR	249,215	BNP Paribas S.A.	3/13/17	4,920
HUF	78,540,000	EUR	249,413	BNP Paribas S.A.	3/13/17	4,711
HUF	78,610,260	EUR	249,981	Citibank N.A.	3/13/17	4,349
HUF	32,000,000	EUR	101,517	Credit Suisse International	3/13/17	2,028
HUF	97,000,000	EUR	308,565	Credit Suisse International	3/13/17	5,256
HUF	29,920,000	EUR	94,961	Credit Suisse International	3/13/17	1,851
HUF	192,418,750	EUR	611,514	Credit Suisse International	3/13/17	11,047
HUF	10,486,421	EUR	33,329	HSBC Bank USA N.A.	3/13/17	599
ILS	1,700,000	USD	447,698	Citibank N.A.	3/13/17	(5,157)
ILS	400,000	USD	105,325	Citibank N.A.	3/13/17	(1,197)
ILS	450,000	USD	118,206	Credit Suisse International	3/13/17	(1,062)
ILS	800,000	USD	210,768	HSBC Bank USA N.A.	3/13/17	(2,513)
ILS	400,000	USD	104,603	Morgan Stanley & Co. International PLC	3/13/17	(475)
JPY	12,000,000	USD	106,298	HSBC Bank USA N.A.	3/13/17	(3,066)
KRW	574,500,000	USD	495,600	Bank of America N.A.	3/13/17	(19,898)
KRW	415,319,055	USD	354,963	Citibank N.A.	3/13/17	(11,067)
KRW	574,500,000	USD	495,857	Deutsche Bank AG	3/13/17	(20,155)
KRW	766,000,000	USD	660,744	Morgan Stanley & Co. International PLC	3/13/17	(26,474)
KRW	195,000,945	USD	166,638	Morgan Stanley & Co. International PLC	3/13/17	(5,172)
KRW	890,000,000	USD	762,835	UBS AG	3/13/17	(25,890)
KRW	406,880,000	USD	347,969	UBS AG	3/13/17	(11,061)
MXN	4,500,000	USD	218,487	Deutsche Bank AG	3/13/17	(2,035)
NOK	26,530,000	USD	3,164,795	Morgan Stanley & Co. International PLC	3/13/17	(81,274)

See Notes to Financial Statements.

30	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	1,070,000	USD	761,012	HSBC Bank USA N.A.	3/13/17	$(16,485)
PHP	5,500,000	USD	109,387	Barclays Bank PLC	3/13/17	982
PHP	10,955,000	USD	217,060	Deutsche Bank AG	3/13/17	2,776
PHP	16,000,000	USD	318,947	UBS AG	3/13/17	2,127
PLN	8,683,656	EUR	1,942,174	Citibank N.A.	3/13/17	22,366
RUB	8,000,000	USD	122,926	Barclays Bank PLC	3/13/17	6,426
RUB	62,750,000	USD	965,793	JPMorgan Chase Bank N.A.	3/13/17	48,809
SEK	6,780,000	USD	752,856	Citibank N.A.	3/13/17	(3,583)
SEK	7,480,000	USD	823,100	Citibank N.A.	3/13/17	3,532
SEK	12,420,000	USD	1,380,536	Credit Suisse International	3/13/17	(7,973)
SEK	1,320,000	USD	145,098	Credit Suisse International	3/13/17	778
SEK	8,950,000	USD	980,101	Morgan Stanley & Co. International PLC	3/13/17	8,984
THB	17,550,000	USD	492,424	Bank of America N.A.	3/13/17	(2,498)
THB	17,550,000	USD	492,286	BNP Paribas S.A.	3/13/17	(2,360)
THB	17,150,650	USD	481,084	Credit Suisse International	3/13/17	(2,306)
THB	23,100,000	USD	648,876	Goldman Sachs International	3/13/17	(4,016)
THB	17,849,350	USD	500,543	HSBC Bank USA N.A.	3/13/17	(2,260)
THB	23,100,000	USD	648,876	UBS AG	3/13/17	(4,016)
TRY	836,523	USD	243,899	Barclays Bank PLC	3/13/17	(9,615)
TRY	297,466	USD	82,582	Barclays Bank PLC	3/13/17	729
TRY	92,534	USD	25,683	Citibank N.A.	3/13/17	233
TRY	370,000	USD	104,577	Credit Suisse International	3/13/17	(951)
TRY	613,477	USD	178,769	Morgan Stanley & Co. International PLC	3/13/17	(6,954)
TWD	17,400,000	USD	551,156	Bank of America N.A.	3/13/17	(9,616)
TWD	1,619,940	USD	51,126	Barclays Bank PLC	3/13/17	(709)
TWD	5,260,060	USD	165,833	HSBC Bank USA N.A.	3/13/17	(2,124)
TWD	3,500,000	USD	110,532	UBS AG	3/13/17	(1,602)
USD	437,618	AUD	590,000	Citibank N.A.	3/13/17	11,101
USD	431,476	AUD	580,000	HSBC Bank USA N.A.	3/13/17	12,189
USD	2,227,139	CAD	2,940,793	Citibank N.A.	3/13/17	32,396
USD	877,268	CAD	1,150,000	Citibank N.A.	3/13/17	19,011
USD	741,498	CAD	979,208	HSBC Bank USA N.A.	3/13/17	10,706
USD	994,526	CAD	1,310,000	Morgan Stanley & Co. International PLC	3/13/17	16,860
USD	219,834	CHF	220,000	Citibank N.A.	3/13/17	2,450
USD	217,692	CHF	220,000	Citibank N.A.	3/13/17	308
USD	217,868	CHF	220,000	Citibank N.A.	3/13/17	484
USD	567,058	COP	1,720,000,000	Citibank N.A.	3/13/17	435
USD	3,730,485	EUR	3,450,000	Bank of America N.A.	3/13/17	79,298
USD	10,099	ILS	38,180	Barclays Bank PLC	3/13/17	160
USD	79,762	ILS	301,539	Citibank N.A.	3/13/17	1,266
USD	85,411	ILS	326,445	Citibank N.A.	3/13/17	431
USD	275,514	ILS	1,051,850	Credit Suisse International	3/13/17	1,698
USD	15,951	ILS	60,282	Credit Suisse International	3/13/17	259
USD	210,222	ILS	800,000	Credit Suisse International	3/13/17	1,967
USD	137,105	ILS	523,555	Credit Suisse International	3/13/17	814
USD	169,824	ILS	648,150	Goldman Sachs International	3/13/17	1,098
USD	105,774	JPY	12,000,000	Goldman Sachs International	3/13/17	2,542
USD	3,261,680	KRW	3,822,200,000	Nomura International PLC	3/13/17	96,790
USD	219,156	MXN	4,500,000	Deutsche Bank AG	3/13/17	2,704
USD	766,127	NOK	6,400,000	Citibank N.A.	3/13/17	22,270
USD	864,294	NOK	7,300,000	Citibank N.A.	3/13/17	15,832
USD	765,812	NOK	6,400,000	Credit Suisse International	3/13/17	21,955
USD	761,715	NOK	6,430,000	Morgan Stanley & Co. International PLC	3/13/17	14,371
USD	77,259	NZD	107,568	Citibank N.A.	3/13/17	2,411
USD	214,698	NZD	300,000	Citibank N.A.	3/13/17	5,952
USD	221,044	NZD	310,000	Goldman Sachs International	3/13/17	5,340
USD	253,471	NZD	352,432	Morgan Stanley & Co. International PLC	3/13/17	8,242
USD	647,288	PHP	32,455,000	HSBC Bank USA N.A.	3/13/17	(3,992)
USD	434,802	RUB	28,100,000	Barclays Bank PLC	3/13/17	(19,545)
USD	334,588	RUB	21,500,000	Barclays Bank PLC	3/13/17	(13,044)
USD	339,188	RUB	21,150,000	Barclays Bank PLC	3/13/17	(2,786)
USD	4,077,484	SEK	36,950,000	HSBC Bank USA N.A.	3/13/17	(5,944)
USD	3,261,906	THB	116,300,000	Barclays Bank PLC	3/13/17	15,271
USD	632,939	TRY	2,210,000	Citibank N.A.	3/13/17	13,988

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	31

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	874,327	TWD	27,780,000	Morgan Stanley & Co. International PLC	3/13/17	$9,730
USD	115,363	ZAR	1,600,000	Citibank N.A.	3/13/17	(167)
USD	106,427	ZAR	1,500,000	Deutsche Bank AG	3/13/17	(1,882)
ZAR	3,100,000	USD	224,865	Citibank N.A.	3/13/17	(1,026)
INR	85,230,000	USD	1,255,228	BNP Paribas S.A.	3/16/17	(9,351)
INR	13,256,187	USD	195,303	Citibank N.A.	3/16/17	(1,526)
INR	44,149,226	USD	649,158	Deutsche Bank AG	3/16/17	(3,792)
INR	62,500,000	USD	918,983	HSBC Bank USA N.A.	3/16/17	(5,369)
INR	28,413,813	USD	418,330	HSBC Bank USA N.A.	3/16/17	(2,982)
INR	45,450,774	USD	668,492	HSBC Bank USA N.A.	3/16/17	(4,101)
INR	32,389,614	USD	475,706	HSBC Bank USA N.A.	3/16/17	(2,241)
INR	11,364,552	USD	166,812	Morgan Stanley & Co. International PLC	3/16/17	(687)
INR	45,402,834	USD	667,247	UBS AG	3/16/17	(3,557)
USD	5,368,755	INR	368,157,000	Barclays Bank PLC	3/16/17	(12,898)
USD	836,282	AUD	1,140,000	Credit Suisse International	3/21/17	12,323
USD	42,755	EUR	40,000	Citibank N.A.	3/21/17	401
USD	136,903	EUR	130,000	JPMorgan Chase Bank N.A.	3/21/17	(747)
USD	693,483	EUR	660,000	UBS AG	3/21/17	(5,356)
USD	148,512	GBP	120,000	Citibank N.A.	3/21/17	(50)
USD	233,834	GBP	190,000	Citibank N.A.	3/21/17	(1,390)
USD	111,221	GBP	90,000	Deutsche Bank AG	3/21/17	(201)
USD	110,532	GBP	90,000	HSBC Bank USA N.A.	3/21/17	(890)
USD	149,839	GBP	120,000	JPMorgan Chase Bank N.A.	3/21/17	1,277
USD	448,665	GBP	360,000	Royal Bank of Scotland PLC	3/21/17	2,979
USD	110,376	GBP	90,000	UBS AG	3/21/17	(1,046)
USD	122,301	JPY	14,390,000	Royal Bank of Scotland PLC	3/21/17	(1,546)
Total						$(31,857)

Centrally Cleared Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	EUR	9,800	$(64,057)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.85%[1]	3-Month LIBOR	N/A	12/15/21	USD	6,443	$(36,224)
1.88%[1]	3-Month LIBOR	N/A	12/15/21	USD	8,590	(35,789)
2.36%[2]	3-Month LIBOR	N/A	12/15/28	USD	2,946	17,857
2.39%[2]	3-Month LIBOR	N/A	12/15/28	USD	3,928	8,267
Total						$(45,889)

[1] Fund pays the fixed rate and receives the floating rate.
[2] Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
Markit CMBX North America AM Index, Series 3	0.08%	Goldman Sachs International	12/13/49	AA+	USD	617	$(1,276)	$(3,985)	$2,709
[1] Using Standard & Poor’s (S&P’s) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

32	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Transactions in Options Written for the Year Ended December 31, 2016

	Calls
	Contracts	Premiums Received
Outstanding options, beginning of year	—	—
Options written	697	$38,051
Options expired	(697)	(38,051)

Outstanding options, end of year	—	—

	Puts
	Contracts	Premiums Received
Outstanding options, beginning of year	—	—
Options written	397	$92,719
Options exercised	(77)	(65,643)
Options closed	(320)	(27,076)

Outstanding options, end of year	—	—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$504,294	—	$504,294
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$594,763	—	—	594,763
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	26,124	—	26,124
Swaps — OTC	Unrealized appreciation on OTC swaps	—	$2,709	—	—	—	—	2,709

		—	$2,709	—	$594,763	$530,418	—	$1,127,890

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,023,521	—	$1,023,521
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$626,620	—	—	626,620
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$64,057	—	—	72,013	—	136,070
Swaps — OTC	Swap premiums received	—	3,985	—	—	—	—	3,985

Total		—	$68,042	—	$626,620	$1,095,534	—	$1,790,196

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(4,933,891)	—	$(4,933,891)
Forward foreign currency exchange contracts	—	—	—	$(1,968,516)	—	—	(1,968,516)
Options purchased[1]	—	—	—	—	(208,879)	—	(208,879)
Options written	—	—	—	—	123,635	—	123,635
Swaps	—	$950,075	—	—	88,276	$(288,397)	749,954

Total	—	$950,075	—	$(1,968,516)	$(4,930,859)	$(288,397)	$(6,237,697)

[1] Options purchased are included in the net realized gain (loss) from investments.
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(850,228)	—	$(850,228)
Forward foreign currency exchange contracts	—	—	—	$269,380	—	—	269,380
Swaps	—	$(132,207)	—	—	104,789	$131,002	103,584

Total	—	$(132,207)	—	$269,380	$(745,439)	$131,002	$(477,264)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	33

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$245,914,868
Average notional value of contracts — short	$77,502,365
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$304,991,930
Average amounts sold — in USD	$296,182,628
Options:
Average value of options contracts purchased	$233,970	[1]
Average value of options contracts written	$111,870	[1]
Credit default swaps:
Average notional value — buy protection	$19,842,606
Average notional value — sell protection	$15,966,528
Interest rate swaps:
Average notional value — pays fixed rate	$16,700,829
Average notional value — receives fixed rate	$18,678,903
Total return swaps:
Average notional value	$26,882,500
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$1,873,439	$20,778
Forward foreign currency exchange contracts	594,763	626,620
Swaps — centrally cleared	—	38,917
Swaps — OTC[1]	2,709	3,985

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,470,911	$690,300

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,873,439)	(59,695)

Total derivative assets and liabilities subject to an MNA	$597,472	$630,605

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums received in the Statement of Assets and Liabilities.

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$79,298	$(32,012)	—	—	$47,286
Barclays Bank PLC	24,159	(24,159)	—	—	—
BNP Paribas S.A.	9,631	(9,631)	—	—	—
Citibank N.A.	159,216	(110,070)	—	—	49,146
Credit Suisse International	64,140	(33,251)	—	—	30,889
Deutsche Bank AG	5,480	(5,480)	—	—	—
Goldman Sachs International	11,689	(11,689)	—	—	—
HSBC Bank USA N.A.	28,730	(28,730)	—	—	—
JPMorgan Chase Bank N.A.	50,086	(747)	—	—	49,339
Morgan Stanley & Co. International PLC	63,147	(63,147)	—	—	—
Nomura International PLC	96,790	—	—	—	96,790
Royal Bank of Scotland PLC	2,979	(1,546)	—	—	1,433
UBS AG	2,127	(2,127)	—	—	—

Total	$597,472	$(322,589)	—	—	$274,883

See Notes to Financial Statements.

34	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$32,012	$(32,012)	—	—	—
Barclays Bank PLC	69,669	(24,159)	—	—	$45,510
BNP Paribas S.A.	17,243	(9,631)	—	—	7,612
Citibank N.A.	110,070	(110,070)	—	—	—
Credit Suisse International	33,251	(33,251)	—	—	—
Deutsche Bank AG	28,065	(5,480)	—	—	22,585
Goldman Sachs International	56,137	(11,689)	—	—	44,448
HSBC Bank USA N.A.	57,442	(28,730)	—	—	28,712
JPMorgan Chase Bank N.A.	747	(747)	—	—	—
Morgan Stanley & Co. International PLC	171,895	(63,147)	—	—	108,748
Royal Bank of Scotland PLC	1,546	(1,546)	—	—	—
UBS AG	52,528	(2,127)	—	—	50,401

Total	$630,605	$(322,589)	—	—	$308,016

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$86,114,322	—	$86,114,322
Corporate Bonds	—	290,443,272	—	290,443,272
Foreign Agency Obligations	—	7,225,721	—	7,225,721
Investment Companies	$907	—	—	907
Municipal Bonds	—	5,051,170	—	5,051,170
Non-Agency Mortgage-Backed Securities	—	88,589,233	—	88,589,233
Preferred Securities	—	177,403	—	177,403
U.S. Government Sponsored Agency Securities	—	270,037,905	—	270,037,905
Short-Term Securities	36,024,346	—	—	36,024,346
Liabilities:
Investments:
TBA Sale Commitments	—	(124,694,654)	—	(124,694,654)

Total	$36,025,253	$622,944,372	—	$658,969,625

Derivative Financial Instruments[1]
Assets:
Credit contracts		$2,709	—	$2,709
Foreign currency exchange contracts	—	594,763	—	594,763
Interest rate contracts	$504,294	26,124	—	530,418
Liabilities:
Credit contracts		(64,057)	—	(64,057)
Foreign currency exchange contracts		(626,620)		(626,620)
Interest rate contracts	(1,023,521)	(72,013)	—	(1,095,534)

Total	$(519,227)	$(139,094)	—	$(658,321)

[1]   Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	35

Statement of Assets and Liabilities	CoreAlpha Bond Master Portfolio

December 31, 2016

Assets
Investments at value — unaffiliated (cost — $747,067,361)	$747,639,026
Investments at value — affiliated (cost — $36,024,961)	36,025,253
Cash pledged:
Futures contracts	4,208,000
Centrally cleared swaps	493,000
Foreign currency at value (cost — $1,311,037)	1,306,590
Receivables:
Investments sold	456,163
TBA sale commitments	124,369,395
Dividends — affiliated	15,368
Interest — unaffiliated	3,479,432
Principal paydowns	6,133
Variation margin on futures contracts	1,873,439
Unrealized appreciation on:
Forward foreign currency exchange contracts	594,763
OTC swaps	2,709

Total assets	920,469,271

Liabilities
Bank overdraft	1,284,873
Cash received as collateral for TBA Commitments	60,000
TBA sale commitments at value (proceeds — $124,369,395)	124,694,654
Payables:
Investments purchased	120,685,796
Investment advisory fees	137,295
Other accrued expenses	27,363
Trustees’ fees	7,106
Variation margin on futures contracts	20,778
Variation margin on centrally cleared swaps	38,917
Withdrawals to investors	700,943
Swap premiums received	3,985
Unrealized depreciation on forward foreign currency exchange contracts	626,620

Total liabilities	248,288,330

Net Assets	$672,180,941

Net Assets Consist of
Investors’ capital	$672,589,604
Net unrealized appreciation (depreciation)	(408,663)

Net Assets	$672,180,941

See Notes to Financial Statements.

36	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Statement of Operations	CoreAlpha Bond Master Portfolio

Year Ended December 31, 2016

Investment Income
Interest — unaffiliated	$20,742,631
Dividends — affiliated	158,094
Securities lending — affiliated — net	3,322

Total investment income	20,904,047

Expenses
Investment advisory	2,028,497
Professional	30,038
Independent Trustees	20,164

Total expenses	2,078,699
Less fees waived by the Manager	(66,618)

Total expenses after fees waived	2,012,081

Net investment income	18,891,966

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	7,965,430
Investments — affiliated	455,834
Capital gain distributions from investment companies — affiliated	891
Futures contracts	(4,933,891)
Forward foreign currency exchange contracts	(1,968,516)
Foreign currency transactions	(763,158)
Options written	123,635
Swaps	749,954

1,630,179

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,113,279
Investments — affiliated	28,154
Futures contracts	(850,228)
Forward foreign currency exchange contracts	269,380
Foreign currency translations	74,609
Swaps	103,584

1,738,778

Net realized and unrealized gain	3,368,957

Net Increase in Net Assets Resulting from Operations	$22,260,923

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	37

Statements of Changes in Net Assets	CoreAlpha Bond Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$18,891,966	$65,808,146
Net realized gain	1,630,179	20,619,514
Net change in unrealized appreciation (depreciation)	1,738,778	(60,017,386)

Net increase in net assets resulting from operations	22,260,923	26,410,274

Capital Transactions
Proceeds from contributions	333,288,915	402,475,509
Value of withdrawals	(499,366,336)	(2,500,269,038)[1]

Net decrease in net assets derived from capital transactions	(166,077,421)	(2,097,793,529)

Net Assets
Total decrease in net assets	(143,816,498)	(2,071,383,255)
Beginning of year	815,997,439	2,887,380,694

End of year	$672,180,941	$815,997,439

[1]	See Note 2 of Notes to Financial Statements.

Financial Highlights	CoreAlpha Bond Master Portfolio

	Year Ended December 31,
	2016	2015	2014	2013	2012

Total Return
Total return	2.46%	0.60%	6.64%	(2.39)%	4.95%

Ratios to Average Net Assets
Total expenses	0.26%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.25%	0.24%	0.24%	0.24%	0.24%

Net investment income	2.33%	2.53%	2.52%	2.23%	2.36%

Supplemental Data
Net assets, end of year (000)	$672,181	$815,997	$2,887,381	$3,373,147	$2,789,640

Portfolio turnover rate[1,2]	677%	612%	686%	986%	2,128%

[1]	Portfolio turnover rates include TBA transactions, if any.

[2]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

38	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Notes to Financial Statements	CoreAlpha Bond Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

In-Kind Redemptions: The Master Portfolio transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption. For the year ended December 31, 2015, the Master Portfolio had in-kind redemptions of $2,013,230,637. For tax purposes, no gains or losses were recognized.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Master Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of the Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among

42	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the Master Portfolio did not have any outstanding securities out on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Master Portfolio enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — The Master Portfolio purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign Currency Options — The Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

44	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Swaps: The Master Portfolio enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	45

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

With respect to the Master Portfolio, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”), affiliates of the Manager. The Manager pays BIL and BFA, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $16,415.

46	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2017. For the year ended December 31, 2016, the amount waived was $50,202.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of Master Portfolio’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice. For the year ended December 31, 2016, the amount waived was $1.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio paid BTC $831 in total for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
—	$29,380	$(139)

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$5,957,614,037	$6,211,940,658
U.S. Government Securities	$139,551,641	$150,794,059

For the year ended December 31, 2016, purchases and sales related to mortgage dollar rolls were $1,963,369,935 and $1,964,937,324, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	47

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$783,259,461

Gross unrealized appreciation	$7,675,227
Gross unrealized depreciation	(7,270,409)

Net unrealized appreciation	$404,818

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

48	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	CoreAlpha Bond Master Portfolio

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and the Investors of CoreAlpha Bond Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

50	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	51

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

52	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisors BlackRock Fund Advisors San Francisco, CA 94105 BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	53

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK COREALPHA BOND FUND	DECEMBER 31, 2016	55

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Disciplined International Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016

Investment Objective

BlackRock Disciplined International Fund’s (the “Fund”) investment objective is to seek to provide long-term returns in excess of the total rate of return of the MSCI Europe Australasia Far East (“EAFE”) Index.

On December 15, 2016, the Board of Trustees of the BlackRock Funds III approved a change in the name of the Fund to BlackRock Advantage International Fund. The name change was effective February 15, 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended December 31, 2016, the Fund underperformed its benchmark, the MSCI EAFE Index.

•

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses. The Fund invests all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

What factors influenced performance?

•

The Fund’s underperformance versus the benchmark was driven primarily by macro thematic positioning, as well as stock selection based on investor and market sentiment indicators. An overweight position to Italian financials early in the period detracted, as concerns around the solvency of Banca Monte Dei Paschi, an underweight in the Master Portfolio, impacted the entire industry. Evaluating a company’s sensitivity to China’s economy also proved a headwind, as concerns about global trade became a dominant market theme with the recent wave of populism in developed market elections. This was observed largely in tobacco holdings Japan Tobacco Inc. and Imperial Brands PLC. Additionally, the rapid market rotations impacted insights that seek to identify and capture trends in stock performance. Specifically, signals that analyze sell-side analyst commentaries and company executive conference calls detracted as the reflation theme that evolved over the course of the year ran contrary to most expectations. The impact of this was felt broadly across sectors. Finally, insights that motivate active industry and style positions based on the historic performance of these factors detracted as historical trends were overwhelmed by the market’s geopolitically driven rotations.

•

On the positive side, insights that highlight underlying corporate fundamentals benefited performance during the period. As the market rotation toward value took hold in the third quarter, an insight that evaluates relative valuation when compared to cash flow became a top-performing signal. This was particularly effective with respect to materials stocks, such as Glencore PLC, as expectations for profitability rose along with global growth expectations. In a similar vein, evaluating quality on the basis of a company’s ability to generate operating cash flows and efficiently use assets also performed well throughout the year across industrials holdings, such as commercial services company Babcock International Group. Finally, country allocations were additive overall as positioning around key events, such as an overweight to U.K. companies subsequent to the “Brexit” vote, benefited performance.

Describe recent portfolio activity.

•

2016 was characterized by numerous market rotations centered on geopolitical events. Within this context, portfolio positioning was reflective of the risk incumbent to each specific event. At the mid-point of the year, risk was reduced ahead of the Brexit vote, with a shift in focus toward company fundamentals such as value and quality. This coincided with an underweight position in financials and yield-sensitive assets in favor of consumer staples companies. Markets experienced another rotation heading into fall when investors moved out of high yield and low volatility assets, instead seeking pockets of value in the broader market. In the middle of the market shift towards fundamentals, the U.S. election results reconfirmed this theme as a new tone of reflation began to take hold in markets. The Master Portfolio was well positioned for this regime change as weightings were increased in financials and industrials and reduced in consumer staples and real estate. The Master Portfolio also reflected a reflationary posture from a geographical perspective, with overweight positions in pockets of growth such as Sweden, the United Kingdom, and Eurozone countries, namely Italy and Spain.

Describe portfolio positioning at period end.

•

Relative to the MSCI EAFE Index, the Master Portfolio’s largest overweight positions at the country level were Japan, the United Kingdom and Italy, while the largest underweights were Germany and Australia. At the sector level, the Master Portfolio had significantly overweight positions in industrials, utilities, and energy, while having underweight positions in consumer staples, information technology and real estate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction cost and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in common stocks.

[3]	A free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

[4]	Commencement of operations of the Master Portfolio.

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	with sales charge	w/o sales charge	with sales charge
Institutional	5.26%	(0.37)%	N/A	(0.38)%	N/A
Investor A	5.20	(0.54)	(5.76)%	(0.61)	(2.27)%
Class K	5.43	(0.10)	N/A	(0.16)	N/A
MSCI EAFE Index	5.67	1.00	N/A	(1.07)	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Master Portfolio commenced operations on October 31, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,052.60	$3.30	$1,000.00	$1,021.92	$3.25	0.64%
Investor A	$1,000.00	$1,052.00	$4.69	$1,000.00	$1,020.56	$4.62	0.91%
Class K	$1,000.00	$1,054.30	$2.53	$1,000.00	$1,022.67	$2.49	0.49%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366. Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Prior to September 9, 2015, the performance of the classes is based on the returns of the Master Portfolio in which the Fund invests all of its assets adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, contractually waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to waive or to continue waiving its fees and waiver is contractual may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Statement of Assets and Liabilities	BlackRock Disciplined International Fund

December 31, 2016

Assets
Investments at value — Master Portfolio (cost — $4,566,201)	$4,781,152
Receivable from the Administrator	578

Total assets	4,781,730

Liabilities
Payables:
Professional fees	8,340
Service fees	10

Total liabilities	8,350

Net Assets	$4,773,380

Net Assets Consist of
Paid-in capital	$5,068,602
Distribution in excess of net investment income	(3,295)
Accumulated net realized loss allocated from the Master Portfolio	(506,878)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	214,951

Net Assets	$4,773,380

Net Asset Value
Institutional — Based on net assets of $110,450 and 11,745 shares outstanding, unlimited number of shares authorized, no par value	$9.40

Investor A — Based on net assets of $52,512 and 5,581 shares outstanding, unlimited number of shares authorized, no par value	$9.41

Class K — Based on net assets of $4,610,418 and 490,000 shares outstanding, unlimited number of shares authorized, no par value	$9.41

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	7

Statement of Operations	BlackRock Disciplined International Fund

Year Ended December 31, 2016

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$172,500
Securities lending — affiliated — net	1,259
Dividends — affiliated	176
Expenses	(21,525)
Foreign taxes withheld	(22,060)
Fees waived	2,915

Total investment income	133,265

Fund Expenses
Professional	10,058
Administration — class specific	4,425
Service — class specific	126
Miscellaneous	56

Total expenses	14,665
Less fees waived by the Administrator	(10,058)

Total expenses after fees waived	4,607

Net investment income	128,658

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized loss from investments, futures contracts, foreign currency transactions and capital gain distributions from investment companies — affiliated	(324,371)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	188,653

Net realized and unrealized loss	(135,718)

Net Decrease in Net Assets Resulting from Operations	$(7,060)

See Notes to Financial Statements.

8	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Statements of Changes in Net Assets	BlackRock Disciplined International Fund

Increase (Decrease) in Net Assets:	Year Ended December 31, 2016	Period September 9, 2015[1] to December 31, 2015

Operations
Net investment income	$128,658	$27,057
Net realized loss	(324,371)	(1,992)
Net change in unrealized appreciation (depreciation)	188,653	26,298

Net increase (decrease) in net assets resulting from operations	(7,060)	51,363

Distributions to Shareholders[2]
From net investment income:
Institutional	(1,618)	(249)
Investor A	(1,224)	(210)
Class K	(128,252)	(27,457)
From net realized gain:
Institutional	—	(1,805)
Investor A	—	(1,805)
Class K	—	(176,905)

Decrease in net assets resulting from distributions to shareholders	(131,094)	(208,431)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	67,163	5,001,439

Net Assets
Total increase (decrease) in net assets	(70,991)	4,844,371
Beginning of period	4,844,371	—

End of period	$4,773,380	$4,844,371

Distributions in excess of net investment income, end of period	$(3,295)	$(859)

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	9

Financial Highlights	BlackRock Disciplined International Fund

	Institutional
	Year Ended December 31, 2016	Period September 9, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.69	$10.00

Net investment income[2]	0.27	0.05
Net realized and unrealized gain (loss)	(0.31)	0.05

Net increase (decrease) from investment operations	(0.04)	0.10

Distributions:[3]
From net investment income	(0.25)	(0.05)
From net realized gain	—	(0.36)

Total distributions	(0.25)	(0.41)

Net asset value, end of period	$9.40	$9.69

Total Return[4]
Based on net asset value	(0.37)%	1.03%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.88% [7]	1.08%	[7,8,9]

Total expenses after fees waived	0.67% [7]	0.71%	[7,8]

Net investment income	2.91% [7]	1.56%	[7,8]

Supplemental Data
Net assets, end of period (000)	$110	$48

Portfolio turnover rate of the Master Portfolio	98%	107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.06% and 0.07%, respectively.

[8]	Annualized.

[9]	Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.91%.

See Notes to Financial Statements.

10	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Disciplined International Fund

	Investor A
	Year Ended December 31, 2016	Period September 9, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.69	$10.00

Net investment income[2]	0.22	0.04
Net realized and unrealized gain (loss)	(0.28)	0.05

Net increase (decrease) from investment operations	(0.06)	0.09

Distributions:[3]
From net investment income	(0.22)	(0.04)
From net realized gain	—	(0.36)

Total distributions	(0.22)	(0.40)

Net asset value, end of period	$9.41	$9.69

Total Return[4]
Based on net asset value	(0.54)%	0.95%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.15% [7]	1.33%	[7,8,9]

Total expenses after fees waived	0.93% [7]	0.96%	[7,8]

Net investment income	2.38% [7]	1.31%	[7,8]

Supplemental Data
Net assets, end of period (000)	$53	$50

Portfolio turnover rate of the Master Portfolio	98%	107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.06% and 0.07%, respectively.

[8]	Annualized.

[9]	Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.16%.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	11

Financial Highlights (concluded)	BlackRock Disciplined International Fund

	Class K
	Year Ended December 31, 2016	Period September 9, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.69	$10.00

Net investment income[2]	0.26	0.05
Net realized and unrealized gain (loss)	(0.28)	0.06

Net increase (decrease) from investment operations	(0.02)	0.11

Distributions:[3]
From net investment income	(0.26)	(0.06)
From net realized gain	—	(0.36)

Total distributions	(0.26)	(0.42)

Net asset value, end of period	$9.41	$9.69

Total Return[4]
Based on net asset value	(0.10)%	1.10%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.71% [7]	0.88%	[7,8,9]

Total expenses after fees waived	0.49% [7]	0.50%	[7,8]

Net investment income	2.78% [7]	1.77%	[7,8]

Supplemental Data
Net assets, end of period (000)	$4,610	$4,746

Portfolio turnover rate of the Master Portfolio	98%	107%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.06% and 0.07%, respectively.

[8]	Annualized.

[9]	Audit fees were not annualized in the calculating of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.

See Notes to Financial Statements.

12	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Notes to Financial Statements	BlackRock Disciplined International Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Disciplined International Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2016, the percentage of the Master Portfolio owned by the Fund was 2.6%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except Investor A Shares bear certain expenses related to shareholder servicing of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Class K Shares	No	No		None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	13

Notes to Financial Statements (continued)	BlackRock Disciplined International Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administration services an annual rate based on the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Class K
0.05%	0.05%	0.00%

Prior to December 1, 2016, the annual rates as a percentage of average daily net assets of the relevant share class of the Fund were as follows:

Institutional	Investor A	Class K
0.30%	0.30%	0.10%

For the year ended December 31, 2016, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$143	$141	$4,141	$4,425

The Fund does not pay an investment advisory fee or investment management fee.

BAL is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets. BAL has contractually agreed to waive this administrative fee through April 30, 2018. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to the shareholders.

For the year ended December 31, 2016, the Investor A Shares service fee was $126.

Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2018. For the year ended December 31, 2016, BAL waived $10,058.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

14	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Disciplined International Fund

The Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the year ended December 31, 2016 and the period ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	12/31/16	12/31/15
Ordinary income	$131,094	$27,916
Long-term capital gains	—	180,515

Total	$131,094	$208,431

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Qualified late-year losses[1]	$(8.188)
Capital loss carryforwards	(397,886)
Net unrealized gains (losses)[2]	110,852

Total	$(295,222)

[1]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

[2]	The differences between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.

As of December 31, 2016, the Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $397,886.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	15

Notes to Financial Statements (concluded)	BlackRock Disciplined International Fund

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Period September 9, 2015[1] to December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	9,376	$88,048	5,000	$50,000
Shares issued in reinvestment of distributions	41	383	—	—
Shares redeemed	(2,672)	(25,141)	—	—

Net increase	6,745	$63,290	5,000	$50,000

Investor A
Shares sold	992	$9,113	5,150	$51,439
Shares issued in reinvestment of distributions	13	119	—	—
Shares redeemed	(574)	(5,359)	—	—

Net increase	431	$3,873	5,150	$51,439

Class K
Shares sold	—	—	490,000	$4,900,000
Net increase	—	—	490,000	$4,900,000

Total Net Increase	7,176	$67,163	500,150	$5,001,439

[1]	Commencement of operations.

At period end, shares owned by BlackRock HoldCo 2, Inc. an affiliate of the Fund, were as follows:

Institutional	5,000
Investor A	5,000
Class K	490,000

7. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

On December 15, 2016, the Board of the Trust approved a change in the name of the Fund to BlackRock Advantage International Fund. The name change was effective on February 15, 2017.

See Notes to Financial Statements.

16	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm	BlackRock Disciplined International Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock Disciplined International Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Disciplined International Fund (the “Fund”), a series of BlackRock Funds III, as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

During the fiscal year ended December 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Fund.

	Payable Dates
Qualified Dividend Income for Individuals[1],2	Quarterly	100%
Foreign Source Income[2]	Quarterly	88.32%
Foreign Taxes Paid Per Share[3]	3/31/16	$0.007183
	6/30/16	$0.015597
	9/30/16	$0.006901
	12/31/16	$0.004868

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowed by law.

[2]	Expressed as a percentage of distributions grossed up for foreign taxes.

[3]

The foreign taxes paid represent taxes paid by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction for gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	17

Portfolio Information as of December 31, 2016	International Tilts Master Portfolio

Ten Largest Holdings	Percent of Net Assets
Nestle SA, Registered Shares	2%
Toyota Motor Corp.	2
British American Tobacco PLC	2
HSBC Holdings PLC	2
Nordea Bank AB	1
NTT Docomo, Inc.	1
Allianz SE, Registered Shares	1
Mizuho Financial Group, Inc.	1
Bayer AG, Registered Shares	1
CLP Holdings Ltd.	1

Geographic Allocation	Percent of Net Assets
Japan	25%
United Kingdom	16
France	10
Switzerland	8
Germany	8
Australia	6
Sweden	4
Spain	4
Netherlands	4
Hong Kong	3
Italy	3
Other[1]	7
Other Assets in Excess of Liabilities	2

[1]	Other includes a 1% or less investment in each of the following countries: Austria, Belgium, Denmark, Finland, Ireland, Isle of Man, Israel, Malta, Mexico, New Zealand, Norway, Portugal and Singapore.

18	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.1%
Amcor Ltd.	24,200	$260,460
Aristocrat Leisure Ltd.	61,131	682,014
Australia & New Zealand Banking Group Ltd.	10,611	232,287
BHP Billiton Ltd. (a)	81,200	1,454,684
Caltex Australia Ltd.	34,384	753,892
CIMIC Group Ltd.	14,220	357,791
Coca-Cola Amatil Ltd.	3,434	25,044
Cochlear Ltd. (a)	982	86,672
Commonwealth Bank of Australia (a)	4,968	294,722
CSL Ltd.	10,431	754,368
CSR Ltd.	47,154	156,771
Downer EDI Ltd.	8,907	39,001
Evolution Mining, Ltd. (a)	18,973	28,371
Fortescue Metals Group Ltd.	69,352	289,822
JB Hi-Fi Ltd.	2,083	42,103
Macquarie Group Ltd.	5,656	354,303
Mirvac Group	234,488	360,102
National Australia Bank Ltd.	15,880	350,765
Newcrest Mining Ltd. (a)	13,028	186,809
Northern Star Resources Ltd.	9,743	24,902
Oil Search Ltd.	16,265	83,712
Orora Ltd.	18	39
Qantas Airways Ltd.	312,115	747,682
Regis Resources Ltd.	14,069	29,585
Rio Tinto Ltd. (a)	13,057	559,376
Scentre Group	31,928	106,878
St Barbara, Ltd. (b)	5,721	8,266
Stockland	111,697	369,011
Suncorp Group Ltd.	61,688	600,664
Sydney Airport (c)	251,209	1,084,329
Telstra Corp. Ltd.	42,799	157,273
Wesfarmers Ltd.	3,731	113,243
Westpac Banking Corp.	5,481	128,660
Woodside Petroleum Ltd.	8,882	198,941
Woolworths Ltd.	18,899	328,042
WorleyParsons Ltd. (b)	11,680	81,304

		11,331,888
Austria — 1.3%
Andritz AG	1,972	98,824
Erste Group Bank AG (b)	34,588	1,011,255
OMV AG	23,973	845,137
Raiffeisen Bank International AG (a)(b)	6,895	125,689
Vienna Insurance Group AG (a)	1,137	25,439
Voestalpine AG	3,565	139,403
Wienerberger AG	7,889	136,980

		2,382,727
Belgium — 0.6%
Ageas	9,953	393,410
bpost SA	20,187	477,233

Common Stocks	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert SA	1,233	$103,303
KBC Group NV	1,584	97,872
NV Bekaert SA	913	36,903
UCB SA	751	48,050

		1,156,771
Denmark — 0.9%
A.P. Moeller—Maersk A/S, Class B	30	47,819
Danske Bank A/S	4,233	128,064
DONG Energy A/S (b)(d)	3,757	142,114
GN Store Nord A/S	9,989	206,576
Novo Nordisk A/S, Class B	27,228	976,728
Topdanmark A/S (b)	2,508	63,554
Vestas Wind Systems A/S	3,278	212,298

		1,777,153
Finland — 1.5%
Kone OYJ, Class B (a)	27,573	1,232,060
Neste Oil OYJ	15,272	584,422
Sampo OYJ, Class A	732	32,722
UPM-Kymmene OYJ	37,938	927,795

		2,776,999
France — 10.1%
AtoS SE	1,944	204,893
AXA SA	58,424	1,472,798
BNP Paribas SA	20,854	1,327,105
Bouygues SA	2,373	84,952
Carrefour SA	2,136	51,426
Christian Dior SE	520	108,946
Cie Generale des Etablissements Michelin	11,149	1,239,309
CNP Assurances	6,176	114,314
Compagnie de Saint-Gobain	21,342	992,773
Credit Agricole SA	21,714	268,791
Electricite de France SA (a)	23,573	239,852
Engie SA	39,493	502,704
Faurecia	3,528	136,651
Hermes International	25	10,255
ICADE	683	48,679
Ipsen SA	374	27,023
Lagardere SCA	8,232	228,483
LVMH Moet Hennessy Louis Vuitton SE	4,865	927,617
Orange SA	30,000	454,919
Peugeot SA (b)	92,580	1,507,866
Plastic Omnium SA	2,535	80,845
Renault SA	9,060	804,680
Safran SA	12,003	863,302
Sanofi	17,908	1,448,134
SCOR SE	7,223	249,271
Societe Generale SA	20,414	1,004,099
Technicolor SA, Registered Shares	4,629	25,029

Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
JPY	Japanese Yen

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	19

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
France (continued)
Technip SA	6,043	$430,454
Thales SA	15,165	1,469,196
TOTAL SA	20,349	1,043,743
UbiSoft Entertainment SA (b)	725	25,763
Unibail-Rodamco SE	95	22,639
Valeo SA	22,807	1,309,300
Vallourec SA (b)	20,749	142,568
Wendel SA	881	106,015

		18,974,394
Germany — 7.9%
Allianz SE, Registered Shares	11,948	1,971,873
BASF SE	5,077	470,518
Bayer AG, Registered Shares	18,033	1,878,740
Beiersdorf AG	384	32,528
Continental AG	241	46,430
Covestro AG (d)	615	42,095
Daimler AG, Registered Shares	4,175	309,850
Deutsche Bank AG, Registered Shares (b)	1,368	24,815
Deutsche Euroshop AG	710	28,879
Deutsche Post AG, Registered Shares	26,483	868,511
Deutsche Telekom AG, Registered Shares (a)	7,233	124,098
E.ON SE	54,711	384,889
Evonik Industries AG	27,802	828,745
Fresenius SE & Co. KGaA	3,094	241,365
Hannover Rueck SE	584	63,088
Henkel AG & Co. KGaA	1,221	127,074
Henkel AG & Co. KGaA Preference Shares	11,339	1,349,792
Hochtief AG	11,491	1,604,293
Kloeckner & Co. SE (b)	23,212	289,850
Lanxess AG	5,864	383,994
Metro AG	8,567	284,742
Muenchener Rueckversicherungs AG, Registered Shares	2,819	532,447
Porsche Automobil Holding SE, Preference Shares	2,397	130,205
ProSiebenSat.1 Media AG, Registered Shares	13,154	506,323
Rheinmetall AG	2,931	196,702
SAP SE	2,956	255,709
Siemens AG, Registered Shares (a)	9,691	1,186,565
Software AG	2,132	77,271
Stada Arzneimittel AG	536	27,691
Talanx AG (b)	2,783	92,949
TUI AG	14,333	205,208
Uniper SE (b)	11,212	154,327
Volkswagen AG	602	86,402

		14,807,968
Hong Kong — 3.1%
AIA Group Ltd.	129,600	725,998
BOC Hong Kong Holdings Ltd.	115,000	409,579
Cheung Kong Property Holdings Ltd.	17,684	107,996
CLP Holdings Ltd.	197,000	1,806,664
Hang Lung Properties Ltd.	58,000	122,302
Henderson Land Development Co. Ltd.	26,490	140,396
HKT Trust & HKT Ltd. (c)	82,000	100,438
Hong Kong Exchanges & Clearing Ltd. (a)	14,800	348,072
Kerry Properties Ltd.	70,500	190,648
Li & Fung Ltd.	228,000	99,923
New World Development Co. Ltd.	116,000	122,218
Sands China Ltd.	26,800	115,620
Sino Land Co. Ltd.	22,000	32,803

Common Stocks	Shares	Value
Hong Kong (continued)
SJM Holdings Ltd.	142,000	$110,807
Sun Hung Kai Properties Ltd.	64,000	805,919
Swire Properties Ltd.	47,800	131,588
WH Group Ltd. (d)	165,500	133,409
Wharf Holdings Ltd.	7,000	46,368
Wheelock & Co. Ltd. (a)	57,000	319,898

		5,870,646
Ireland — 0.5%
DCC PLC (a)	11,089	824,256
Experian PLC	2,169	41,995
Glanbia PLC	1,109	18,422

		884,673
Isle of Man — 0.0%
Playtech PLC	2,779	28,273
Israel — 0.3%
Azrieli Group Ltd.	345	14,973
Bank Hapoalim BM	34,175	202,846
Teva Pharmaceutical Industries Ltd.	8,912	320,897

		538,716
Italy — 3.0%
A2A SpA	50,137	64,751
Assicurazioni Generali SpA	74,947	1,110,891
Atlantia SpA	17,743	415,121
Enel SpA	185,731	816,417
Eni SpA	29,395	476,525
Ferrari NV	7,821	455,342
FinecoBank Banca Fineco SpA	4,609	25,770
Intesa Sanpaolo SpA	60,221	149,959
Mediaset SpA (a)	95,033	409,301
Mediobanca SpA	119,608	976,396
Moncler SpA	15,431	268,137
Parmalat SpA	27,652	86,218
Recordati SpA	4,602	130,408
Saipem SpA (a)(b)	66,150	36,999
Saras SpA (a)	5,281	9,533
UniCredit SpA	52,878	151,851
Unipol Gruppo Finanziario SpA (a)	11,286	40,583

		5,624,202
Japan — 24.7%
Asahi Group Holdings Ltd.	23,600	743,048
Astellas Pharma, Inc.	118,000	1,637,055
Bridgestone Corp.	1,700	61,167
Central Japan Railway Co.	2,700	443,312
Chiba Bank Ltd.	45,000	275,856
Chiyoda Corp.	4,000	27,610
Chubu Electric Power Co., Inc.	25,200	350,668
Coca-Cola West Co., Ltd.	200	5,888
COMSYS Holdings Corp.	17,000	310,807
Dai-ichi Life Insurance Co. Ltd.	31,800	528,722
Daicel Corp.	28,400	312,231
Daiichi Sankyo Co. Ltd.	33,000	673,834
Dainippon Screen Manufacturing Co. Ltd.	1,000	61,809
Daito Trust Construction Co. Ltd.	5,500	826,857
Daiwa House Industry Co. Ltd.	10,300	280,885
Daiwa Securities Group, Inc.	37,000	227,836
Denso Corp.	2,700	116,792
DIC Corp.	600	18,183

See Notes to Financial Statements.

20	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Dowa Holdings Co. Ltd.	17,000	$129,276
East Japan Railway Co.	8,100	698,371
FANUC Corp.	700	117,106
Fuji Heavy Industries Ltd.	11,900	484,858
FUJIFILM Holdings Corp.	13,700	518,761
Fujitsu General Ltd.	25,000	528,029
Fujitsu Ltd.	36,000	199,352
Fukuoka Financial Group, Inc.	24,000	106,439
Glory Ltd.	900	28,361
Gree, Inc.	5,000	26,276
Gunma Bank Ltd.	4,900	26,777
Hankyu Hanshin Holdings, Inc.	5,200	166,508
Haseko Corp.	20,400	206,836
Hitachi Ltd.	201,000	1,083,820
Hokuhoku Financial Group, Inc.	1,800	31,010
Honda Motor Co. Ltd.	3,100	90,505
Hoya Corp.	29,200	1,224,339
Idemitsu Kosan Co. Ltd.	1,900	50,398
Iida Group Holdings Co. Ltd.	7,000	132,701
IT Holdings Corp.	1,000	21,374
ITOCHU Corp.	43,800	579,945
Japan Aviation Electronics Industry Ltd. (a)	3,000	42,124
Japan Exchange Group, Inc.	5,800	82,721
Japan Petroleum Exploration Co.	8,100	179,573
Japan Post Bank Co. Ltd.	9,700	116,240
Japan Tobacco, Inc.	9,400	308,542
JFE Holdings, Inc.	1,700	25,708
JX Holdings, Inc.	68,400	289,019
K’s Holdings Corp.	3,100	54,199
Kaken Pharmaceutical Co. Ltd.	1,700	90,027
Kansai Electric Power Co., Inc. (b)	8,100	88,303
Kao Corp.	16,200	766,825
Kikkoman Corp.	4,000	127,625
Kinden Corp.	6,600	82,156
Lintec Corp.	9,100	198,005
Matsumotokiyoshi Holdings Co. Ltd.	1,600	78,713
Mazda Motor Corp.	2,600	42,338
Miraca Holdings, Inc.	800	35,781
Mitsubishi Chemical Holdings Corp.	153,400	991,832
Mitsubishi Corp.	50,800	1,078,923
Mitsubishi Estate Co. Ltd.	18,000	357,564
Mitsubishi Gas Chemical Co., Inc.	6,500	110,756
Mitsubishi Motors Corp.	3,600	20,465
Mitsubishi UFJ Financial Group, Inc.	168,400	1,038,577
Mitsui Chemicals, Inc.	15,000	67,208
Mizuho Financial Group, Inc.	1,064,400	1,910,102
MS&AD Insurance Group Holdings, Inc.	4,200	130,064
Murata Manufacturing Co. Ltd.	3,500	467,378
NH Foods Ltd. (a)	29,000	782,320
Nichirei Corp.	2,000	41,352
Nidec Corp.	900	77,482
Nikon Corp.	4,100	63,675
Nintendo Co. Ltd.	1,600	332,601
Nippon Shokubai Co. Ltd.	3,200	199,287
Nippon Steel & Sumitomo Metal Corp.	4,100	90,810
Nippon Telegraph & Telephone Corp.	35,500	1,494,377
Nippon Television Holdings, Inc.	3,500	63,451
Nippon Yusen KK	36,000	66,668
Nissan Motor Co. Ltd.	118,500	1,188,690
Nomura Holdings, Inc.	73,800	436,318
Nomura Real Estate Holdings, Inc.	20,700	351,278

Common Stocks	Shares	Value
Japan (continued)
NSK Ltd.	2,900	$33,493
NTT Docomo, Inc.	88,800	2,019,780
Obic Co. Ltd.	2,800	122,125
Oki Electric Industry Co. Ltd.	9,800	137,271
OKUMA Corp.	7,000	66,601
Ono Pharmaceutical Co. Ltd.	3,500	76,281
ORIX Corp.	33,100	515,177
Osaka Gas Co. Ltd.	32,000	122,786
Panasonic Corp.	20,400	206,900
Resona Holdings, Inc.	301,500	1,545,192
Rohm Co. Ltd.	800	45,898
Sankyo Co. Ltd.	2,600	83,828
Sapporo Holdings Ltd.	1,200	30,831
Seino Holdings Co Ltd.	2,400	26,593
Senshu Ikeda Holdings, Inc.	16,200	74,602
Seven & i Holdings Co. Ltd.	8,300	315,642
Seven Bank Ltd. (a)	24,700	70,627
Shionogi & Co. Ltd.	14,600	697,777
Sumitomo Chemical Co. Ltd.	88,000	417,149
Sumitomo Corp.	75,100	881,630
Sumitomo Electric Industries Ltd.	4,600	66,237
Sumitomo Forestry Co., Ltd.	4,200	55,471
Sumitomo Mitsui Financial Group, Inc.	38,300	1,458,577
Sumitomo Mitsui Trust Holdings, Inc.	46,300	1,656,554
Sumitomo Realty & Development Co. Ltd.	2,000	53,095
Sundrug Co. Ltd.	700	48,399
T&D Holdings, Inc.	3,200	42,232
Tadano Ltd. (a)	15,700	197,361
Taiyo Yuden Co Ltd.	11,300	135,181
Takeda Pharmaceutical Co. Ltd.	13,300	551,764
Tohoku Electric Power Co., Inc.	5,100	64,290
Tokai Rika Co., Ltd.	4,600	92,087
Tokio Marine Holdings, Inc.	16,200	663,277
Tokyo Electric Power Co. Holdings, Inc. (b)	14,900	59,968
Tokyo Electron Ltd.	1,500	141,074
Tokyo Gas Co. Ltd.	241,000	1,087,907
TonenGeneral Sekiyu KK	50,000	526,511
Toppan Printing Co. Ltd.	9,000	85,817
Tosoh Corp.	33,000	232,782
Toyota Motor Corp.	58,400	3,423,898
TS Tech Co. Ltd.	5,500	141,394
Ube Industries Ltd.	16,000	33,434
West Japan Railway Co.	4,000	245,024
Zeon Corp.	36,000	354,553

		46,229,749
Malta — 0.0%
Unibet Group PLC	3,319	31,089
Mexico — 0.0%
Fresnillo PLC (a)	983	14,602
Netherlands — 3.7%
ABN AMRO Group NV (d)	2,668	59,074
Akzo Nobel NV	2,619	163,653
Altice NV Class B (b)	5,489	109,220
ASML Holding NV	8,421	943,745
BE Semiconductor Industries NV	2,661	88,515
Euronext NV (d)	3,127	128,883
ING Groep NV	28,144	396,232
Koninklijke Ahold Delhaize NV	45,154	951,079
Koninklijke DSM NV	2,140	128,244
Koninklijke KPN NV	90,500	267,620

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	21

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Netherlands (continued)
PostNL NV (b)	16,596	$71,298
Royal Dutch Shell PLC, Class A	51,168	1,412,416
Royal Dutch Shell PLC, Class B	43,113	1,238,718
Wolters Kluwer NV	25,154	909,799

		6,868,496
New Zealand — 0.1%
Contact Energy Ltd.	10,505	33,970
Spark New Zealand Ltd.	43,699	103,401
Vector Ltd.	5,687	12,789

		150,160
Norway — 0.7%
Fred Olsen Energy ASA (a)(b)	8	29
Norsk Hydro ASA	93,519	446,341
Subsea 7 SA (a)(b)	65,750	830,375

		1,276,745
Portugal — 0.3%
EDP-Energias de Portugal SA	43,184	131,432
Galp Energia SGPS SA	1,996	29,757
Jeronimo Martins SGPS SA	20,119	312,039
NOS SGPS SA	5,046	29,947

		503,175
Singapore — 0.9%
CapitaLand Commercial Trust Ltd.	365,100	371,953
ComfortDelGro Corp. Ltd.	94,200	160,071
DBS Group Holdings Ltd.	35,500	423,545
Jardine Cycle & Carriage Ltd.	4,200	119,280
Noble Group Ltd. (b)	88	10
Venture Corp. Ltd.	19,600	133,498
Wilmar International Ltd.	7,100	17,540
Yangzijiang Shipbuilding Holdings Ltd.	944,500	529,590

		1,755,487
Spain — 3.8%
Acciona SA	1,329	97,619
ACS Actividades de Construccion y Servicios SA	34,025	1,073,747
Aena SA (d)	3,590	489,105
Amadeus IT Group SA (a)	12,831	581,939
Banco Popular Espanol SA (a)	20,239	19,500
Banco Santander SA	251,721	1,309,521
Bankinter SA (a)	23,972	185,386
Ebro Foods SA	1,004	21,012
Endesa SA (a)	20,139	425,901
Grifols SA (a)	5,782	114,781
Industria de Diseno Textil SA (a)	31,680	1,079,210
Mediaset Espana Comunicacion SA	82,149	962,273
Repsol SA	51,646	725,788

		7,085,782
Sweden — 4.0%
Atlas Copco AB, A Shares	6,126	185,842
Axfood AB	4,800	75,375
Electrolux AB, Class B	30,736	761,055
Fabege AB	8,532	139,102
Husqvarna AB, Class B	6,956	53,972
Intrum Justitia AB (a)	29,589	997,567
JM AB	891	25,686
Nordea Bank AB	187,140	2,073,628
Saab AB	4,705	175,468
Sandvik AB	13,381	165,069

Common Stocks	Shares	Value
Sweden (continued)
Skanska AB, Class B	40,987	$965,013
Swedbank AB, Class A	5,178	124,761
Swedish Match AB	20,393	647,029
Telefonaktiebolaget LM Ericsson, Class B (a)	174,019	1,019,920
TeliaSonera AB	2	8
Volvo AB, Class B	11,500	133,883

		7,543,378
Switzerland — 8.3%
ABB Ltd., Registered Shares (b)	34,229	720,237
Actelion Ltd., Registered Shares (b)	3,845	830,937
Banque Cantonale Vaudoise, Registered Shares	95	60,141
Georg Fischer AG, Registered Shares	204	166,836
Glencore PLC (b)	269,325	910,018
IWG PLC	18,304	55,366
Kuehne & Nagel International AG, Registered Shares (a)	4,734	624,882
Logitech International SA, Registered Shares	25,162	626,242
Lonza Group AG, Registered Shares (b)	10,167	1,757,153
Nestle SA, Registered Shares	53,085	3,802,880
Novartis AG, Registered Shares	16,704	1,214,772
Roche Holding AG	7,750	1,766,633
Schindler Holding AG, Participation Certificates	2,402	423,024
Sika AG, Bearer Shares	53	254,286
STMicroelectronics NV	63,902	724,294
Straumann Holding AG, Registered Shares	1,748	681,128
UBS Group AG, Registered Shares	33,871	529,588
Zurich Insurance Group AG (b)	1,330	365,510

		15,513,927
United Kingdom — 16.0%
Admiral Group PLC	5,192	116,763
Anglo American PLC (b)	53,572	756,910
Ashmore Group PLC	8,562	29,759
AstraZeneca PLC	13,623	743,921
Aviva PLC	14,522	86,502
Barclays PLC	162,994	447,312
Berendsen PLC	3,142	33,687
BHP Billiton PLC	33,450	532,625
Booker Group PLC	53,903	116,516
BP PLC	203,846	1,276,774
British American Tobacco PLC	50,921	2,885,966
Britvic PLC	84,704	591,434
BT Group PLC	289,465	1,306,732
BTG PLC (b)	4,118	29,905
Burberry Group PLC	8,078	148,869
Carnival PLC	4,605	233,333
Centamin PLC	16,841	28,506
Centrica PLC	103,449	297,937
Close Brothers Group PLC	10,890	193,413
Coca-Cola European Partners PLC	742	23,418
Compass Group PLC	2,022	37,370
Croda International PLC	1,364	53,646
Diageo PLC	41,701	1,082,134
Dialog Semiconductor PLC (b)	903	37,939
Direct Line Insurance Group PLC	60,881	277,078
Dixons Carphone PLC	32,661	142,646
DS Smith PLC	6,620	33,243
GKN PLC	25,815	105,219
GlaxoSmithKline PLC	60,976	1,171,257
Hammerson PLC	4,703	33,145

See Notes to Financial Statements.

22	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Hays PLC	22,289	$40,898
Howden Joinery Group PLC	35,503	167,539
HSBC Holdings PLC	353,195	2,849,793
IG Group Holdings PLC	30,018	182,432
Imperial Brands PLC	26,348	1,148,260
Inchcape PLC	10,676	92,262
InterContinental Hotels Group PLC (a)	2,181	97,521
Intertek Group PLC	32,653	1,399,443
ITV PLC	146,155	371,088
Johnson Matthey PLC	1,673	65,460
Jupiter Fund Management PLC	9,227	50,248
Ladbrokes PLC	33,470	47,822
Land Securities Group PLC	1,770	23,253
Legal & General Group PLC	91,834	279,761
Lloyds Banking Group PLC	1,053,824	809,206
Man Group PLC	6,123	8,909
Marks & Spencer Group PLC	8,170	35,194
Mondi PLC	8,463	172,833
National Grid PLC	40,120	468,752
Old Mutual PLC	5,775	14,726
Persimmon PLC	3,291	71,802
Provident Financial PLC (a)	5,370	187,802
Prudential PLC	11,987	239,230
Qinetiq Group PLC	160,692	520,199
Reckitt Benckiser Group PLC	5,042	427,097
RELX NV	23,026	387,295
Rentokil Initial PLC	40,452	110,668
Rightmove PLC	4,538	217,989
Rio Tinto PLC	19,306	737,064
Schroders PLC	6,428	236,087
Segro PLC	12,686	71,752
Severn Trent PLC	7,296	199,391
Shire PLC	8,653	494,080
Sky PLC (a)	61,807	753,485
Spirax-Sarco Engineering PLC	6,194	318,770
SSE PLC	30,729	586,741

Common Stocks	Shares	Value
United Kingdom (continued)
Standard Chartered PLC (b)	51,836	$422,718
Standard Life PLC	31,030	142,092
Tate & Lyle PLC	47,595	414,202
Thomas Cook Group PLC (b)	109,568	117,696
Unilever PLC	5,922	239,485
Vedanta Resources PLC	6,790	72,864
Vodafone Group PLC	508,595	1,251,590
WH Smith PLC	2,473	47,385
Wolseley PLC	3,779	230,693
Worldpay Group PLC (d)	62,152	206,350
WPP PLC	3,818	84,964

		29,968,850
Total Common Stocks — 97.8%		183,095,850

Rights — 0.0%
Spain — 0.0%
Repsol SA (Expires 01/17/22) (b)	49,854	18,472
Total Long-Term Investments (Cost — $175,961,924) — 97.8%		183,114,322

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares (e)(f)(g)	10,282,736	10,284,793
BlackRock Cash Funds: Treasury, SL Agency Shares (e)(f)	1,790,973	1,790,973

		12,075,766
Total Short-Term Securities (Cost — $12,073,868) — 6.5%		12,075,766
Total Investments (Cost — $188,035,792) — 104.3%		195,190,088
Liabilities in Excess of Other Assets — (4.3)%		(7,976,746)

Net Assets — 100.0%		$187,213,342

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	23

Schedule of Investments (continued)	International Tilts Master Portfolio

(e)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2015	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	18,111,897	(7,829,161)	10,282,736	$10,284,793	$70,985	[1]	$733
BlackRock Cash Funds: Prime, SL Agency Shares[2]	4,733,349	(4,733,349)	—	—	11,368	[1]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,790,973	1,790,973	$1,790,973	2,068		181
Total				$12,075,766	$84,421		$914

[1] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2 No longer held by the Master Portfolio as of period end.

(f)	Current yield as of period end.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
48	Euro STOXX 50 Index	March 2017	EUR	1,655,777	$42,726
10	FTSE 100 Index	March 2017	GBP	868,842	26,267
3	SPI 200 Index	March 2017	AUD	304,771	6,561
11	Yen Denom Nikkei Index	March 2017	JPY	896,000	31,734
Total					$107,288

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$107,288	—	—	—	$107,288

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$104,768	—	—	—	$104,768

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$103,228	—	—	—	$103,228

See Notes to Financial Statements.

24	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Schedule of Investments (concluded)	International Tilts Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,303,013

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$11,331,888	—	$11,331,888
Austria	$136,980	2,245,747	—	2,382,727
Belgium	—	1,156,771	—	1,156,771
Denmark	—	1,777,153	—	1,777,153
Finland	—	2,776,999	—	2,776,999
France	—	18,974,394	—	18,974,394
Germany	—	14,807,968	—	14,807,968
Hong Kong	—	5,870,646	—	5,870,646
Ireland	18,422	866,251	—	884,673
Isle of Man	—	28,273	—	28,273
Israel	—	538,716	—	538,716
Italy	1,193,022	4,431,180	—	5,624,202
Japan	—	46,229,749	—	46,229,749
Malta	—	31,089	—	31,089
Mexico	—	14,602	—	14,602
Netherlands	—	6,868,496	—	6,868,496
New Zealand	—	150,160	—	150,160
Norway	—	1,276,745	—	1,276,745
Portugal	—	503,175	—	503,175
Singapore	—	1,755,487	—	1,755,487
Spain	—	7,085,782	—	7,085,782
Sweden	—	7,543,378	—	7,543,378
Switzerland	—	15,513,927	—	15,513,927
United Kingdom	—	29,968,850	—	29,968,850
Rights	18,472	—	—	18,472
Short-Term Securities	12,075,766	—	—	12,075,766

Total	$13,442,662	$181,747,426	—	$195,190,088

Derivative Financial Instruments [1]
Assets:
Equity contracts	$107,288	—	—	$107,288
[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	25

Statement of Assets and Liabilities	International Tilts Master Portfolio

December 31, 2016

Assets
Investments at value — unaffiliated (including securities loaned at value of $9,781,530) (cost — $175,961,924)	$183,114,322
Investments at value — affiliated (cost — $12,073,868)	12,075,766
Cash	4,000
Foreign currency at value (cost — $2,134,701)	2,112,271
Cash pledged for futures contracts	221,910
Receivables:
Investments sold	613,684
Dividends — unaffiliated	207,799
Variation margin on futures contracts	8,798
Securities lending income — affiliated	5,098
Dividends — affiliated	640

Total assets	198,364,288

Liabilities
Cash collateral on securities loaned at value	10,282,162
Payables:
Investments purchased	778,148
Investment advisory fees	55,566
Administration fees	8,091
Trustees’ fees	3,772
Variation margin on futures contracts	2,287
Other accrued expenses	20,920

Total liabilities	11,150,946

Net Assets	$187,213,342

Net Assets Consist of
Investors’ capital	$179,977,151
Net unrealized appreciation (depreciation)	7,236,191

Net Assets	$187,213,342

See Notes to Financial Statements.

26	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Statement of Operations	International Tilts Master Portfolio

Year Ended December 31, 2016

Investment Income
Dividends — unaffiliated	$10,397,444
Securities lending — affiliated — net	73,862
Dividends — affiliated	10,559
Foreign taxes withheld	(1,338,878)

Total investment income	9,142,987

Expenses
Investment advisory	1,106,626
Administration	138,328
Professional	21,445
Trustees	12,341

Total expenses	1,278,740
Less fees waived by the Manager	(173,953)

Total expenses after fees waived	1,104,787

Net investment income	8,038,200

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(21,394,361)
Investments — affiliated	733
Futures contracts	104,768
Foreign currency transactions	(416,881)
Capital gain distributions from investment companies — affiliated	181

(21,705,560)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	10,562,193
Investments — affiliated	1,898
Futures contracts	103,228
Foreign currency translations	(21,145)

10,646,174

Net realized and unrealized loss	(11,059,386)

Net Decrease in Net Assets Resulting from Operations	$(3,021,186)

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	27

Statements of Changes in Net Assets	International Tilts Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$8,038,200	$31,447,971
Net realized loss	(21,705,560)	(33,347,985)
Net change in unrealized appreciation (depreciation)	10,646,174	52,749,468

Net increase (decrease) in net assets resulting from operations	(3,021,186)	50,849,454

Capital Transactions
Proceeds from contributions	49,472,276	211,647,509
Value of withdrawals	(164,088,821)	(1,207,440,039)[1]

Net decrease in net assets derived from capital transactions	(114,616,545)	(995,792,530)

Net Assets
Total decrease in net assets	(117,637,731)	(944,943,076)
Beginning of year	304,851,073	1,249,794,149

End of year	$187,213,342	$304,851,073

[1]	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

28	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Financial Highlights	International Tilts Master Portfolio

	Year Ended December 31,			Period October 31, 2013[1] to December 31, 2013
	2016	2015	2014

Total Return
Total return	0.00%	2.25%	(3.94)%	1.60%	[2]

Ratios to Average Net Assets
Total expenses	0.46%	0.45%	0.46%	0.53%	[3]

Total expenses after fees waived	0.40%	0.43%	0.45%	0.45%	[3]

Net investment income	2.91%	2.65%	2.84%	1.17%	[3]

Supplemental Data
Net assets, end of period (000)	$187,213	$304,851	$1,249,794	$552,818

Portfolio turnover rate	98%	107%	120%	15%

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	29

Notes to Financial Statements	International Tilts Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividend from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

In-Kind Redemptions: The Master Portfolio transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption. For the year ended December 31, 2015, the Master Portfolio had in-kind redemptions of $1,014,456,524. For tax purposes, no gains or losses were recognized.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of December 31, 2016, certain investments of the Master Portfolio were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “restricted cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement

30	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	International Tilts Master Portfolio

of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	31

Notes to Financial Statements (continued)	International Tilts Master Portfolio

Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value—unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net

32	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	International Tilts Master Portfolio

exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$1,280,817	$(1,280,817)	—
Goldman Sachs & Co.	1,437,764	(1,437,764)	—
HSBC Bank PLC	29	(29)	—
Jeffries LLC	425,901	(425,901)	—
JP Morgan Securities LLC	157,616	(157,616)	—
Morgan Stanley & Co LLC	4,860,266	(4,860,266)	—
State Street Bank & Trust Co.	1,619,137	(1,619,137)	—

Total	$9,781,530	$(9,781,530)	—

[1]

Cash collateral with a value of $10,282,162 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in the value of equity securities (equity risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	33

Notes to Financial Statements (continued)	International Tilts Master Portfolio

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at the annual rate of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38%
$3 Billion — $5 Billion	0.36%
$5 Billion — $10 Billion	0.35%
Greater than $10 Billion	0.34%

With respect to the Master Portfolio, the Manager entered into sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”), affiliates of the Manager. The Manager pays BFA and BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administration services (other than investment advice and related portfolio activities). The Manager, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administration services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio. The Manager has contractually agreed to waive this administration fee through April 30, 2018. The contractual agreement may be terminated by a majority of the non-interested trustees or a vote of the Master Portfolio. For the year ended December 31, 2016, the amount waived was $138,328.

Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $1,839.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2018. For the year ended December 31, 2016, the amount waived was $33,786.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of Master Portfolio’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC. has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

34	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	International Tilts Master Portfolio

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated – net in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio paid BTC $17,214 in total for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments, excluding short-term securities, were $265,385,542 and $354,826,071, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the three years ended December 31, 2016 and the period ended December 31, 2013. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$194,726,521

Gross unrealized appreciation	$14,799,066
Gross unrealized depreciation	(14,335,499)

Net unrealized appreciation	$463,567

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Master Portfolio did not borrow under the credit agreement.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	35

Notes to Financial Statements (continued)	International Tilts Master Portfolio

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

36	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	International Tilts Master Portfolio

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and the Investors of International Tilts Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

38	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	39

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
0Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

40	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103

Sub-Advisers BlackRock Fund Advisors San Francisco, CA 94105 BlackRock International Limited Edinburgh EH3 8BL, United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Sidley Austin LLP New York, NY 10019
Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	41

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK DISCIPLINED INTERNATIONAL FUND	DECEMBER 31, 2016	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DIF-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Large Cap Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC
Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016

Investment Objective

BlackRock Large Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended December 31, 2016, the Fund’s Institutional Shares returned 11.92%, Investor A Shares returned 11.61%, and Class K Shares returned 11.92%. The benchmark Russell 1000® Index returned 12.05% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The year started with U.S. stock prices falling due to fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan. Domestic equity markets rebounded in the second quarter of 2016, despite increased volatility in June from the “Brexit,” i.e., the U.K.’s vote to leave the European Union.

•

U.S. equities capitalized on the upward momentum from their second quarter rally, which continued through the second half of the reporting period, driven by a dovish Federal Reserve (the “Fed”) that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations. The U.S. economy continued to strengthen into the fourth quarter as seen by strong macro data and tightening of the U.S. labor market. As such, the Fed’s decision to raise rates by 25 basis points at the end of the reporting period did not come as a big surprise.

•

The U.S. election and the Fed were front and center in 2016. The year started with an increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the U.S. election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in securities in the Russell 1000® Index and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.

[3]

An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	5 Years	Since Inception[6]
Institutional	7.98%	11.92%	14.60%	11.63%
Investor A	7.81	11.61	14.25	11.29
Class K	7.95	11.92	14.57	11.61
Russell 1000® Index	8.01	12.05	14.69	11.76

[5]	See “About Fund Performance” on Page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,079.80	$047	$1,000.00	$1,024.68	$0.46	0.09%
Investor A	$1,000.00	$1,078.10	$1.98	$1,000.00	$1,023.23	$1.93	0.38%
Class K	$1,000.00	$1,079.50	$0.42	$1,000.00	$1,024.73	$0.41	0.08%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value

(“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Statement of Assets and Liabilities	BlackRock Large Cap Index Fund

December 31, 2016

Assets
Investments at value — Master Portfolio (cost — $141,440,759)	$165,670,888
Receivables:
Capital shares sold	23,159,160
From the Administrator	4,565
Prepaid expenses	14,703

Total assets	188,849,316

Liabilities
Payables:
Contributions to the Master Portfolio	21,741,301
Capital shares redeemed	1,417,859
Other accrued expenses	57,438
Service fees	4,987
Administration fees	1,234

Total liabilities	23,222,819

Net Assets	$165,626,497

Net Assets Consist of
Paid-in capital	$123,880,536
Distributions in excess of net investment income	(161,214)
Accumulated net realized gain allocated from the Master Portfolio	17,677,046
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	24,230,129

Net Assets	$165,626,497

Net Asset Value
Institutional — Based on net assets of $18,964,031 and 1,258,540 shares outstanding, unlimited number of shares authorized, no par value	$15.07

Investor A — Based on net assets of $23,938,590 and 1,596,940 shares outstanding, unlimited number of shares authorized, no par value	$14.99

Class K — Based on net assets of $122,723,876 and 8,174,554 shares outstanding, unlimited number of shares authorized, no par value	$15.01

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	7

Statement of Operations	BlackRock Large Cap Index Fund

Year Ended December 31, 2016

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$3,391,648
Securities lending — affiliated — net	56,770
Dividends — affiliated	31,238
Foreign taxes withheld	(852)
Expenses	(62,686)
Fees waived	3,455

Total investment income	3,419,573

Fund Expenses
Administration	16,026
Service and distribution — class specific	49,220
Registration	47,849
Professional	42,524
Transfer agent — class specific	27,561
Printing	16,858
Recoupment of past waived fees — class specific	1,619
Miscellaneous	8,570

Total expenses	210,227
Less:
Fees waived by the Administrator	(16,026)
Transfer agent fees waived — class specific	(12,642)
Other expenses reimbursed by the Administrator	(47,142)

Total expenses after fees waived and/or reimbursed	134,417

Net investment income	3,285,156

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized loss from investments and futures contracts	2,821,304
Net change in unrealized appreciation (depreciation) on investments and futures contracts	20,495,722

Net realized and unrealized gain	23,317,026

Net Increase in Net Assets Resulting from Operations	$26,602,182

See Notes to Financial Statements.

8	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Statements of Changes in Net Assets	BlackRock Large Cap Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$3,285,156	$1,780,592
Net realized gain (loss)	2,821,304	23,655,263
Net change in unrealized appreciation (depreciation)	20,495,722	(24,271,610)

Net increase in net assets resulting from operations	26,602,182	1,164,245

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,114,048)	(49,031)
Investor A	(355,715)	(294,975)
Class K	(1,854,469)	(1,564,063)
From net realized gain:
Institutional	(663,823)	(108,722)
Investor A	(580,368)	(563,699)
Class K	(2,456,195)	(2,500,143)

Decrease in net assets resulting from distributions to shareholders	(7,024,618)	(5,080,633)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	47,588,252	14,158,685

Net Assets
Total increase in net assets	67,165,816	10,242,297
Beginning of year	98,460,681	88,218,384

End of year	$165,626,497	$98,460,681

Distributions in excess of net investment income, end of year	$(161,214)	$(122,138)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	9

Financial Highlights	BlackRock Large Cap Index Fund

	Institutional
	Year Ended December 31,
	2016		2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$14.08		$14.72	$13.49	$10.62		$9.40

Net investment income[1]	0.31		0.28	0.26	0.23		0.21
Net realized and unrealized gain (loss)	1.35		(0.16)	1.49	3.26		1.33

Net increase from investment operations	1.66		0.12	1.75	3.49		1.54

Distributions:[2]
From net investment income	(0.29)		(0.29)	(0.25)	(0.23)		(0.21)
From net realized gain	(0.38)		(0.47)	(0.27)	(0.39)		(0.11)

Total distributions	(0.67)		(0.76)	(0.52)	(0.62)		(0.32)

Net asset value, end of year	$15.07		$14.08	$14.72	$13.49		$10.62

Total Return[3]
Based on net asset value	11.92%		0.82%	13.07%	33.09%		16.42%

Ratios to Average Net Assets[4]
Total expenses	0.13%	[5]	0.27% [6]	0.59%	0.56%	[7]	0.65%	[6]

Total expenses after fees waived and/or reimbursed	0.09%	[5]	0.13% [6]	0.16%	0.23%	[7]	0.23%	[6]

Net investment income	2.14%	[5]	1.93% [6]	1.81%	1.80%	[7]	2.07%	[6]

Supplemental Data
Net assets, end of year (000)	$18,964		$3,431	$363	$183		$28

Portfolio turnover rate of the Master Portfolio	13%		6%	6%	14%		16%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See Notes to Financial Statements.

10	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Large Cap Index Fund

	Investor A
	Year Ended December 31,
	2016		2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$14.01		$14.65	$13.43	$10.61		$9.39

Net investment income[1]	0.25		0.24	0.22	0.19		0.19
Net realized and unrealized gain (loss)	1.36		(0.16)	1.49	3.22		1.33

Net increase from investment operations	1.61		0.08	1.71	3.41		1.52

Distributions:[2]
From net investment income	(0.25)		(0.25)	(0.22)	(0.20)		(0.19)
From net realized gain	(0.38)		(0.47)	(0.27)	(0.39)		(0.11)

Total distributions	(0.63)		(0.72)	(0.49)	(0.59)		(0.30)

Net asset value, end of year	$14.99		$14.01	$14.65	$13.43		$10.61

Total Return[3]
Based on net asset value	11.61%		0.56%	12.79%	32.35%		16.18%

Ratios to Average Net Assets[4]
Total expenses	0.48%	[5]	0.54% [6]	0.57%	0.66%	[7]	0.83%	[6]

Total expenses after fees waived and/or reimbursed	0.38%	[5]	0.39% [6]	0.41%	0.48%	[7]	0.45%	[6]

Net investment income	1.76%	[5]	1.62% [6]	1.56%	1.56%	[7]	1.83%	[6]

Supplemental Data
Net assets, end of year (000)	$23,939		$17,397	$17,507	$6,454		$2,310

Portfolio turnover rate of the Master Portfolio	13%		6%	6%	14%		16%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	11

Financial Highlights (concluded)	BlackRock Large Cap Index Fund

	Class K
	Year Ended December 31,
	2016		2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$14.03		$14.67	$13.44	$10.61		$9.40

Net investment income[1]	0.30		0.28	0.26	0.23		0.22
Net realized and unrealized gain (loss)	1.36		(0.15)	1.50	3.22		1.32

Net increase from investment operations	1.66		0.13	1.76	3.45		1.54

Distributions:[2]
From net investment income	(0.30)		(0.30)	(0.27)	(0.23)		(0.22)
From net realized gain	(0.38)		(0.47)	(0.26)	(0.39)		(0.11)

Total distributions	(0.68)		(0.77)	(0.53)	(0.62)		(0.33)

Net asset value, end of year	$15.01		$14.03	$14.67	$13.44		$10.61

Total Return[3]
Based on net asset value	11.92%		0.86%	13.17%	32.80%		16.37%

Ratios to Average Net Assets[4]
Total expenses	0.12%	[5]	0.19% [6]	0.24%	0.33%	[7]	0.52%	[6]

Total expenses after fees waived and/or reimbursed	0.08%	[5]	0.09% [6]	0.12%	0.18%	[7]	0.18%	[6]

Net investment income	2.06%	[5]	1.91% [6]	1.83%	1.85%	[7]	2.11%	[6]

Supplemental Data
Net assets, end of year (000)	$122,724		$77,632	$70,348	$6,746		$56,654

Portfolio turnover rate of the Master Portfolio	13%		6%	6%	14%		16%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements	BlackRock Large Cap Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock Large Cap Index Fund (the “Fund”), is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2016, the percentage of the Master Portfolio owned by the Fund was 4.2%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and the Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	13

Notes to Financial Statements (continued)	BlackRock Large Cap Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares. These amounts are shown as service and distribution – class specific in the Statement of Operations.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the year ended December 31, 2016, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$376	$1,672	$71	$2,119

For the year ended December 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$6,562	$20,862	$137	$27,561

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
0.13%	0.38%	0.08%

These amounts waived and/or reimbursed are shown as fees waived by the Administrator, other expenses reimbursed by the Administrator and transfer agent fees waived — class specific respectively, in the Statement of Operations.

BAL has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2017, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.

For the year ended December 31, 2016, the following table shows the class specific transfer agent fees waived and/or reimbursed by each class of the Fund:

Institutional	Investor A	Class K	Total
$1,376	$11,131	$135	$12,642

14	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Large Cap Index Fund

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the expense cap for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a) The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b) The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	The Administrator or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Administrator becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Administrator shall be calculated by reference to the expense cap for that share class in effect at the time the Administrator became entitled to receive such reimbursement, rather than the subsequently changed expense limit cap for that share class.

For the year ended December 31, 2016, the Administrator recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	Investor A	Class K
$1,610	$4	$5

As of period end, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,	2017	2018
Fund level	$95,615	$63,167
Institutional	$852	$1,376
Investor A	$9,829	$11,132
Class K	—	$135

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by BAL and BFA, expired on December 31, 2016:

Fund level	$99,938
Institutional	—
Investor A	$4,977
Class K	$66

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

The Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of taxable income to it’s shareholders. Therefore, no federal income tax provision is required.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	15

Notes to Financial Statements (concluded)	BlackRock Large Cap Index Fund

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent difference attributable to the character of proceeds from redeemed shares was reclassified to the following accounts:

Paid-in capital	$771,551
Accumulated net unrealized gain	$(771,551)

The tax character of distributions paid was as follows:

	12/31/16[1]	12/31/15
Ordinary income	$4,865,814	$2,615,289
Long-term capital gains	2,930,355	2,465,344

Total	$7,796,169	$5,080,633

[1]	Distribution amounts include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Net unrealized gains (losses)[2]	$41,745,961

[2]	The differences between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,841,863	$105,033,185	235,121	$3,472,697
Shares issued in reinvestment of distributions	121,458	1,777,334	11,038	157,118
Shares redeemed	(6,948,515)	(103,217,765)	(27,116)	(399,482)

Net increase	1,014,806	$3,592,754	219,043	$3,230,333

Investor A
Shares sold	645,111	$9,305,027	551,765	$8,156,831
Shares issued in reinvestment of distributions	62,764	934,833	60,105	853,788
Shares redeemed	(352,647)	(5,053,491)	(565,416)	(8,408,598)

Net increase	355,228	$5,186,369	46,454	$602,021

Class K
Shares sold	3,193,953	$46,717,150	960,151	$13,837,654
Shares issued in reinvestment of distributions	289,647	4,310,663	285,513	4,064,205
Shares redeemed	(842,604)	(12,218,684)	(508,830)	(7,575,528)

Net increase	2,640,996	$38,809,129	736,834	$10,326,331

Total Net Increase	4,011,030	$47,588,252	1,002,331	$14,158,685

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm	BlackRock Large Cap Index Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock Large Cap Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Large Cap Index Fund (the “Fund”), a series of BlackRock Funds III, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the taxable year ended December 31, 2016.

January — December 2016
Qualified Dividend Income for Individuals[1]	71.13%

Dividends Qualifying for the Dividend Received Deductions for Corporations[1]	67.24%

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

Additionally, the Fund distributed long-term capital gains of $0.031180 and $0.230645 per share to shareholders on record June 29, 2016 and December 15, 2016, respectively.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	17

Master Portfolio Information	Large Cap Index Master Portfolio

As of Period End

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	3%
Microsoft Corp.	2
Exxon Mobil Corp.	2
Johnson & Johnson	1
JPMorgan Chase & Co.	1
Berkshire Hathaway, Inc.	1
Amazon.com, Inc.	1
General Electric Co.	1
AT&T, Inc.	1
Facebook, Inc.	1

Sector Allocation	Percent of Net Assets

Information Technology	20%
Financials	15
Health Care	13
Consumer Discretionary	12
Short-Term Securities	12
Industrials	10
Consumer Staples	8
Energy	7
Real Estate	3
Materials	3
Utilities	3
Telecommunication Services	3
Liabilities in Excess of Other Assets	(9)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

18	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
B/E Aerospace, Inc.	18,847	$1,134,401
Boeing Co. (a)	107,074	16,669,280
General Dynamics Corp.	43,689	7,543,343
HEICO Corp. (a)	3,064	236,388
HEICO Corp., Class A	7,006	475,707
Hexcel Corp.	16,020	824,069
Huntington Ingalls Industries, Inc.	8,459	1,558,063
L3 Technologies, Inc.	13,423	2,041,773
Lockheed Martin Corp.	45,546	11,383,767
Northrop Grumman Corp.	29,712	6,910,417
Orbital ATK, Inc.	10,009	878,090
Raytheon Co.	53,141	7,546,022
Rockwell Collins, Inc.	23,628	2,191,733
Spirit Aerosystems Holdings, Inc., Class A	21,334	1,244,839
Textron, Inc.	48,824	2,370,893
TransDigm Group, Inc. (a)	8,772	2,183,877
United Technologies Corp.	139,358	15,276,424

		80,469,086
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (a)	25,973	1,902,782
Expeditors International of Washington, Inc. (a)	31,675	1,677,508
FedEx Corp.	44,716	8,326,119
United Parcel Service, Inc., Class B	123,892	14,202,979

		26,109,388
Airlines — 0.6%
Alaska Air Group, Inc. (a)	20,951	1,858,982
American Airlines Group, Inc.	93,357	4,358,838
Copa Holdings SA, Class A (a)	5,163	468,955
Delta Air Lines, Inc. (a)	138,253	6,800,665
JetBlue Airways Corp. (b)	54,971	1,232,450
Southwest Airlines Co.	114,618	5,712,561
Spirit Airlines, Inc. (b)	12,428	719,084
United Continental Holdings, Inc. (b)	57,046	4,157,513

		25,309,048
Auto Components — 0.5%
Adient PLC (b)	16,949	993,211
Allison Transmission Holdings, Inc. (a)	23,908	805,461
BorgWarner, Inc. (a)	39,415	1,554,528
Delphi Automotive PLC	49,038	3,302,709
Gentex Corp. (a)	50,983	1,003,855
Goodyear Tire & Rubber Co. (a)	46,608	1,438,789
Johnson Controls International PLC	164,718	6,784,735
Lear Corp. (a)	13,501	1,787,127
Visteon Corp.	5,649	453,841

		18,124,256
Automobiles — 0.6%
Ford Motor Co.	697,107	8,455,908
General Motors Co. (a)	251,667	8,768,078
Harley-Davidson, Inc.	33,012	1,925,920
Tesla Motors, Inc. (a)(b)	22,363	4,778,749
Thor Industries, Inc.	8,110	811,406

		24,740,061

Common Stocks	Shares	Value
Banks — 6.4%
Associated Banc-Corp	25,720	$635,284
Bank of America Corp.	1,846,067	40,798,081
Bank of Hawaii Corp. (a)	7,294	646,905
BankUnited, Inc.	16,936	638,318
BB&T Corp. (a)	145,824	6,856,645
BOK Financial Corp. (a)	4,260	353,750
CIT Group, Inc.	34,846	1,487,227
Citigroup, Inc.	527,454	31,346,591
Citizens Financial Group, Inc.	95,486	3,402,166
Comerica, Inc. (a)	31,690	2,158,406
Commerce Bancshares, Inc. (a)	15,254	881,834
Cullen/Frost Bankers, Inc. (a)	9,727	858,213
East West Bancorp, Inc.	26,624	1,353,298
Fifth Third Bancorp (a)	138,097	3,724,476
First Hawaiian, Inc. (a)	4,262	148,403
First Horizon National Corp.	43,345	867,333
First Republic Bank	26,383	2,430,930
Huntington Bancshares, Inc. (a)	194,475	2,570,960
JPMorgan Chase & Co.	653,478	56,388,617
KeyCorp	193,491	3,535,081
M&T Bank Corp. (a)	26,834	4,197,643
PacWest Bancorp (a)	21,198	1,154,019
PNC Financial Services Group, Inc. (a)(c)	89,475	10,464,996
Popular, Inc.	19,041	834,377
Regions Financial Corp. (a)	228,662	3,283,586
Signature Bank (b)	9,242	1,388,148
SunTrust Banks, Inc. (a)	90,198	4,947,360
SVB Financial Group (b)	9,434	1,619,440
Synovus Financial Corp. (a)	23,505	965,585
TCF Financial Corp.	27,804	544,680
US Bancorp (a)	291,035	14,950,468
Wells Fargo & Co.	820,119	45,196,758
Western Alliance Bancorp (b)	16,103	784,377
Zions Bancorporation (a)	36,114	1,554,347

		252,968,302
Beverages — 1.8%
Brown-Forman Corp., Class A (a)	9,523	440,439
Brown-Forman Corp., Class B (a)	32,557	1,462,460
Coca-Cola Co.	699,541	29,002,970
Constellation Brands, Inc., Class A (a)	29,266	4,486,770
Dr. Pepper Snapple Group, Inc. (a)	33,226	3,012,601
Molson Coors Brewing Co., Class B	30,496	2,967,566
Monster Beverage Corp. (b)	75,303	3,338,935
PepsiCo, Inc.	259,147	27,114,551

		71,826,292
Biotechnology — 2.7%
AbbVie, Inc.	290,747	18,206,577
ACADIA Pharmaceuticals, Inc. (a)(b)	16,207	467,410
Agios Pharmaceuticals, Inc. (b)	5,046	210,570
Alexion Pharmaceuticals, Inc. (b)	39,064	4,779,480
Alkermes PLC (b)	27,207	1,512,165
Alnylam Pharmaceuticals, Inc. (a)(b)	12,648	473,541
Amgen, Inc.	134,923	19,727,092
Biogen, Inc. (b)	39,288	11,141,291
BioMarin Pharmaceutical, Inc. (a)(b)	30,776	2,549,484

Portfolio Abbreviations

REIT	Real Estate Investment Trust

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	19

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Celgene Corp. (b)	138,006	$15,974,194
Gilead Sciences, Inc.	238,016	17,044,326
Incyte Corp. (b)	28,867	2,894,494
Intercept Pharmaceuticals, Inc. (a)(b)	3,097	336,489
Intrexon Corp. (a)(b)	8,664	210,535
Ionis Pharmaceuticals, Inc. (b)	21,066	1,007,587
Juno Therapeutics, Inc. (a)(b)	12,157	229,159
Neurocrine Biosciences, Inc. (b)	14,386	556,738
OPKO Health, Inc. (a)(b)	55,432	515,518
Regeneron Pharmaceuticals, Inc. (b)	13,959	5,124,209
Seattle Genetics, Inc. (a)(b)	16,699	881,206
United Therapeutics Corp. (b)	7,562	1,084,618
Vertex Pharmaceuticals, Inc. (b)	44,383	3,269,696

		108,196,379
Building Products — 0.2%
Allegion PLC	16,794	1,074,816
AO Smith Corp. (a)	26,245	1,242,701
Armstrong World Industries, Inc. (b)	8,876	371,017
Fortune Brands Home & Security, Inc.	26,739	1,429,467
Lennox International, Inc. (a)	6,819	1,044,466
Masco Corp.	58,095	1,836,964
Owens Corning	21,191	1,092,608
USG Corp. (a)(b)	15,525	448,362

		8,540,401
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (b)	9,418	1,368,435
Ameriprise Financial, Inc. (a)	28,295	3,139,047
Artisan Partners Asset Management, Inc., Class A	5,903	175,614
Bank of New York Mellon Corp.	187,851	8,900,380
BlackRock, Inc. (c)	22,394	8,521,813
Charles Schwab Corp. (a)	209,308	8,261,387
CME Group, Inc. (a)	60,549	6,984,327
Donnelley Financial Solutions, Inc. (b)	4,409	101,319
E*Trade Financial Corp. (b)	48,867	1,693,242
Eaton Vance Corp. (a)	20,410	854,771
Federated Investors, Inc., Class B (a)	13,944	394,336
Franklin Resources, Inc. (a)	65,361	2,586,988
Goldman Sachs Group, Inc.	69,254	16,582,870
Invesco Ltd. (a)	74,527	2,261,149
Lazard Ltd., Class A	22,969	943,796
Legg Mason, Inc.	17,767	531,411
LPL Financial Holdings, Inc.	15,160	533,784
Morgan Stanley (a)	256,462	10,835,520
Northern Trust Corp.	37,324	3,323,702
NorthStar Asset Management Group, Inc.	34,290	511,607
Raymond James Financial, Inc.	22,912	1,587,114
SEI Investments Co.	22,274	1,099,445
State Street Corp.	70,853	5,506,695
T. Rowe Price Group, Inc.	43,765	3,293,754
TD Ameritrade Holding Corp.	43,529	1,897,865

		91,890,371
Chemicals — 2.1%
AdvanSix, Inc. (b)	5,229	115,770
Air Products & Chemicals, Inc.	35,094	5,047,219
Albemarle Corp. (a)	20,255	1,743,550
Ashland Global Holdings, Inc.	10,787	1,178,911
Axalta Coating Systems Ltd. (b)	30,073	817,986
Cabot Corp.	10,691	540,323

Common Stocks	Shares	Value
Chemicals (continued)
Celanese Corp., Series A	26,784	$2,108,972
CF Industries Holdings, Inc. (a)	42,825	1,348,131
Dow Chemical Co.	201,495	11,529,544
E.I. du Pont de Nemours & Co.	157,130	11,533,342
Eastman Chemical Co.	26,889	2,022,322
Ecolab, Inc.	46,728	5,477,456
FMC Corp. (a)	23,384	1,322,599
Huntsman Corp.	36,059	688,006
International Flavors & Fragrances, Inc. (a)	13,963	1,645,260
LyondellBasell Industries NV, Class A	62,341	5,347,611
Monsanto Co.	78,315	8,239,521
Mosaic Co. (a)	61,285	1,797,489
NewMarket Corp. (a)	1,256	532,343
Platform Specialty Products Corp. (a)(b)	32,417	318,011
PPG Industries, Inc.	47,719	4,521,852
Praxair, Inc. (a)	51,289	6,010,558
RPM International, Inc.	23,835	1,283,038
Scotts Miracle-Gro Co., Class A	7,743	739,844
Sherwin-Williams Co.	14,536	3,906,405
Valspar Corp. (a)	14,237	1,475,096
Valvoline, Inc. (a)	6,075	130,613
Westlake Chemical Corp. (a)	7,052	394,841
WR Grace & Co.	13,032	881,484

		82,698,097
Commercial Services & Supplies — 0.4%
Cintas Corp.	15,540	1,795,802
Clean Harbors, Inc. (b)	9,235	513,928
Copart, Inc. (a)(b)	16,695	925,070
Covanta Holding Corp. (a)	18,137	282,937
Iron Mountain, Inc.	45,563	1,479,886
KAR Auction Services, Inc.	23,809	1,014,740
LSC Communications Inc.	4,409	130,859
Pitney Bowes, Inc.	32,426	492,551
Republic Services, Inc.	42,650	2,433,183
Rollins, Inc. (a)	16,690	563,788
RR Donnelley & Sons Co.	11,758	191,891
Stericycle, Inc. (a)(b)	14,057	1,082,951
Waste Management, Inc.	79,185	5,615,008

		16,522,594
Communications Equipment — 1.0%
Arista Networks, Inc. (b)	6,779	656,004
ARRIS International PLC (b)	32,995	994,139
Brocade Communications Systems, Inc.	70,053	874,962
Cisco Systems, Inc.	903,610	27,307,094
CommScope Holding Co., Inc. (b)	23,646	879,631
EchoStar Corp., Class A (b)	7,949	408,499
F5 Networks, Inc. (b)	12,129	1,755,309
Harris Corp.	21,857	2,239,687
Juniper Networks, Inc.	68,122	1,925,128
Motorola Solutions, Inc. (a)	31,425	2,604,818
Palo Alto Networks, Inc. (b)	15,841	1,980,917

		41,626,188
Construction & Engineering — 0.1%
AECOM (b)	26,648	968,921
Chicago Bridge & Iron Co. NV	17,755	563,721
Fluor Corp.	24,392	1,281,068
Jacobs Engineering Group, Inc. (a)(b)	20,957	1,194,549
KBR, Inc.	28,076	468,589

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc. (b)	24,746	$862,398

		5,339,246
Construction Materials — 0.2%
Eagle Materials, Inc.	8,244	812,281
Martin Marietta Materials, Inc.	11,486	2,544,494
Vulcan Materials Co.	23,951	2,997,468

		6,354,243
Consumer Finance — 0.8%
Ally Financial, Inc.	77,715	1,478,139
American Express Co.	143,774	10,650,778
Capital One Financial Corp.	86,531	7,548,964
Credit Acceptance Corp. (a)(b)	1,311	285,156
Discover Financial Services	73,782	5,318,944
Navient Corp.	54,697	898,672
OneMain Holdings, Inc. (b)	10,078	223,127
Santander Consumer USA Holdings, Inc. (b)	16,436	221,886
SLM Corp. (b)	74,523	821,244
Synchrony Financial	150,181	5,447,065

		32,893,975
Containers & Packaging — 0.5%
Aptargroup, Inc. (a)	10,535	773,796
Avery Dennison Corp.	16,033	1,125,837
Ball Corp.	30,949	2,323,341
Bemis Co., Inc. (a)	16,105	770,141
Berry Plastics Group, Inc. (b)	22,075	1,075,715
Crown Holdings, Inc. (b)	23,549	1,237,971
Graphic Packaging Holding Co.	58,690	732,451
International Paper Co.	73,692	3,910,097
Owens-Illinois, Inc. (b)	28,300	492,703
Packaging Corp. of America	16,352	1,386,977
Sealed Air Corp.	34,389	1,559,197
Silgan Holdings, Inc. (a)	6,196	317,111
Sonoco Products Co. (a)	18,378	968,521
WestRock Co.	45,388	2,304,349

		18,978,207
Distributors — 0.1%
Genuine Parts Co.	26,432	2,525,313
LKQ Corp. (b)	53,426	1,637,507
Pool Corp.	7,530	785,680

		4,948,500
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	758	388,058
H&R Block, Inc. (a)	35,374	813,248
Service Corp. International	34,652	984,117
ServiceMaster Global Holdings, Inc. (b)	23,091	869,838

		3,055,261
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)(b)	339,420	55,318,672
CBOE Holdings, Inc.	13,981	1,033,056
FactSet Research Systems, Inc. (a)	7,157	1,169,669
Interactive Brokers Group, Inc., Class A	11,057	403,691
Intercontinental Exchange, Inc.	105,549	5,955,075
Leucadia National Corp. (a)	57,537	1,337,735
MarketAxess Holdings, Inc.	6,368	935,587
Moody’s Corp.	30,556	2,880,514
Morningstar, Inc.	2,888	212,441

Common Stocks	Shares	Value
Diversified Financial Services (continued)
MSCI, Inc.	16,512	$1,300,815
Nasdaq, Inc.	19,619	1,316,827
S&P Global, Inc.	47,405	5,097,934
Voya Financial, Inc.	35,788	1,403,605

		78,365,621
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,106,553	47,061,699
CenturyLink, Inc. (a)	97,482	2,318,122
Frontier Communications Corp. (a)	211,491	714,840
Level 3 Communications, Inc. (b)	51,865	2,923,111
Verizon Communications, Inc.	732,761	39,114,782
Zayo Group Holdings, Inc. (b)	28,566	938,679

		93,071,233
Electric Utilities — 1.6%
American Electric Power Co., Inc.	88,076	5,545,265
Avangrid, Inc. (a)	10,323	391,035
Duke Energy Corp.	123,595	9,593,444
Edison International	56,280	4,051,597
Entergy Corp.	32,440	2,383,367
Eversource Energy (a)	56,895	3,142,311
Exelon Corp.	159,302	5,653,628
FirstEnergy Corp.	77,419	2,397,666
Great Plains Energy, Inc. (a)	37,697	1,031,013
Hawaiian Electric Industries, Inc.	18,619	615,730
NextEra Energy, Inc. (a)	82,369	9,839,801
OGE Energy Corp.	36,649	1,225,909
Pinnacle West Capital Corp.	20,175	1,574,255
PPL Corp.	122,367	4,166,596
Southern Co.	168,142	8,270,905
Westar Energy, Inc.	24,759	1,395,170
Xcel Energy, Inc.	92,028	3,745,540

		65,023,232
Electrical Equipment — 0.5%
Acuity Brands, Inc.	7,957	1,836,953
AMETEK, Inc.	41,915	2,037,069
Eaton Corp. PLC	82,264	5,519,092
Emerson Electric Co.	115,210	6,422,957
Hubbell, Inc.	10,146	1,184,038
Regal-Beloit Corp.	7,807	540,635
Rockwell Automation, Inc.	23,370	3,140,928

		20,681,672
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	53,608	3,602,458
Arrow Electronics, Inc. (b)	15,907	1,134,169
Avnet, Inc.	23,446	1,116,264
CDW Corp.	29,035	1,512,433
Cognex Corp.	13,960	888,135
Corning, Inc. (a)	170,672	4,142,209
Dolby Laboratories, Inc., Class A	8,966	405,174
Fitbit, Inc., Series A (b)	24,207	177,195
FLIR Systems, Inc.	25,343	917,163
IPG Photonics Corp. (b)	6,181	610,127
Jabil Circuit, Inc.	34,479	816,118
Keysight Technologies, Inc. (b)	29,370	1,074,061
National Instruments Corp. (a)	18,092	557,595
Trimble, Inc. (b)	45,900	1,383,885
Zebra Technologies Corp., Class A (b)	8,863	760,091

		19,097,077

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	21

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	78,549	$5,103,328
Diamond Offshore Drilling, Inc. (a)	9,999	176,982
Dril-Quip, Inc. (a)(b)	7,197	432,180
Ensco PLC, Class A	55,464	539,110
FMC Technologies, Inc. (b)	40,819	1,450,299
Frank’s International NV (a)	5,864	72,186
Halliburton Co.	153,909	8,324,938
Helmerich & Payne, Inc. (a)	17,639	1,365,259
Nabors Industries Ltd.	47,761	783,280
National Oilwell Varco, Inc.	68,461	2,563,180
Noble Corp. PLC (a)	46,681	276,351
Oceaneering International, Inc. (a)	17,288	487,694
Patterson-UTI Energy, Inc. (a)	25,363	682,772
Rowan Cos. PLC, Class A (a)	20,313	383,713
RPC, Inc. (a)	8,807	174,467
Schlumberger Ltd. (a)	249,753	20,966,764
Superior Energy Services, Inc. (a)	26,291	443,792
Transocean Ltd. (a)(b)	62,544	921,899
Weatherford International PLC (a)(b)	171,434	855,456

		46,003,650
Food & Staples Retailing — 1.9%
Casey’s General Stores, Inc. (a)	6,673	793,286
Costco Wholesale Corp.	78,098	12,504,271
CVS Health Corp. (a)	192,786	15,212,743
Kroger Co.	170,655	5,889,304
Rite Aid Corp. (b)	180,030	1,483,447
Sprouts Farmers Market, Inc. (a)(b)	23,817	450,618
Sysco Corp.	94,204	5,216,075
U.S. Foods Holding Corp. (b)	6,666	183,182
Wal-Mart Stores, Inc.	271,289	18,751,496
Walgreens Boots Alliance, Inc.	154,393	12,777,565
Whole Foods Market, Inc. (a)	55,792	1,716,162

		74,978,149
Food Products — 1.7%
Archer-Daniels-Midland Co. (a)	103,463	4,723,086
Blue Buffalo Pet Products, Inc. (b)	11,930	286,797
Bunge Ltd.	24,336	1,758,033
Campbell Soup Co. (a)	32,639	1,973,680
ConAgra Foods, Inc.	78,575	3,107,641
Flowers Foods, Inc. (a)	30,454	608,166
General Mills, Inc.	106,740	6,593,330
Hain Celestial Group, Inc. (b)	17,527	684,079
Hershey Co.	24,931	2,578,613
Hormel Foods Corp. (a)	47,399	1,649,959
Ingredion, Inc. (a)	12,561	1,569,623
J.M. Smucker Co. (a)	20,844	2,669,283
Kellogg Co.	44,064	3,247,957
Kraft Heinz Co.	107,037	9,346,471
Lamb Weston Holdings, Inc. (b)	26,799	1,014,342
McCormick & Co., Inc.	21,089	1,968,236
Mead Johnson Nutrition Co. (a)	33,820	2,393,103
Mondelez International, Inc., Class A (a)	268,430	11,899,502
Pilgrim’s Pride Corp. (a)	12,330	234,147
Pinnacle Foods, Inc.	19,924	1,064,938
Post Holdings, Inc. (b)	11,754	944,904
TreeHouse Foods, Inc. (a)(b)	10,099	729,047
Tyson Foods, Inc., Class A	51,574	3,181,084
WhiteWave Foods Co. (b)	30,418	1,691,241

		65,917,262

Common Stocks	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	17,702	$1,312,603
National Fuel Gas Co. (a)	13,771	779,990
UGI Corp.	30,114	1,387,653

		3,480,246
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories (a)	263,658	10,127,104
ABIOMED, Inc. (b)	6,699	754,843
Alere, Inc. (b)	14,452	563,194
Align Technology, Inc. (b)	12,566	1,207,970
Baxter International, Inc.	89,320	3,960,449
Becton Dickinson & Co.	37,493	6,206,966
Boston Scientific Corp. (b)	241,873	5,231,713
C.R. Bard, Inc.	13,143	2,952,706
Cooper Cos., Inc.	8,316	1,454,718
Dentsply Sirona, Inc. (a)	41,555	2,398,970
DexCom, Inc. (b)	14,382	858,605
Edwards Lifesciences Corp. (b)	37,344	3,499,133
Hill-Rom Holdings, Inc.	12,257	688,108
Hologic, Inc. (b)	48,852	1,959,942
IDEXX Laboratories, Inc. (b)	16,191	1,898,719
Intuitive Surgical, Inc. (b)	6,682	4,237,524
Medtronic PLC	252,060	17,954,234
ResMed, Inc. (a)	24,229	1,503,410
St. Jude Medical, Inc.	49,936	4,004,368
Stryker Corp.	60,288	7,223,105
Teleflex, Inc. (a)	7,641	1,231,347
Varian Medical Systems, Inc. (b)	16,686	1,498,069
West Pharmaceutical Services, Inc.	12,118	1,027,970
Zimmer Biomet Holdings, Inc. (a)	33,193	3,425,518

		85,868,685
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. (a)(b)	12,053	398,954
Aetna, Inc.	60,857	7,546,877
AmerisourceBergen Corp. (a)	29,871	2,335,614
Anthem, Inc.	47,164	6,780,768
Brookdale Senior Living, Inc. (b)	31,473	390,895
Cardinal Health, Inc.	58,606	4,217,874
Centene Corp. (b)	29,274	1,654,274
Cigna Corp.	45,555	6,076,581
DaVita, Inc. (b)	29,346	1,884,013
Envision Healthcare Corp. (b)	20,728	1,311,875
Express Scripts Holding Co. (b)	113,705	7,821,767
HCA Holdings, Inc. (b)	55,426	4,102,633
Henry Schein, Inc. (b)	14,847	2,252,438
Humana, Inc. (a)	26,740	5,455,762
Laboratory Corp. of America Holdings (b)	18,527	2,378,496
LifePoint Hospitals, Inc. (a)(b)	6,265	355,852
McKesson Corp. (a)	40,404	5,674,742
MEDNAX, Inc. (a)(b)	16,027	1,068,360
Patterson Cos., Inc. (a)	15,549	637,975
Premier, Inc., Class A (b)	9,177	278,614
Quest Diagnostics, Inc.	25,646	2,356,867
Tenet Healthcare Corp. (b)	15,212	225,746
UnitedHealth Group, Inc.	168,216	26,921,289
Universal Health Services, Inc., Class B	14,984	1,593,998
VCA, Inc. (b)	13,463	924,235
WellCare Health Plans, Inc. (b)	7,572	1,037,970

		95,684,469

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Health Care Technology — 0.1%
athenahealth, Inc. (b)	6,519	$685,603
Cerner Corp. (b)	53,048	2,512,884
Inovalon Holdings, Inc., Class A (b)	8,806	90,702
Veeva Systems, Inc., Class A (b)	16,730	680,911

		3,970,100
Hotels, Restaurants & Leisure — 1.9%
Aramark	43,469	1,552,713
Brinker International, Inc. (a)	8,208	406,542
Carnival Corp. (a)	73,614	3,832,345
Chipotle Mexican Grill, Inc. (b)	5,144	1,940,934
Choice Hotels International, Inc.	5,233	293,310
Darden Restaurants, Inc. (a)	21,074	1,532,501
Domino’s Pizza, Inc.	8,734	1,390,802
Dunkin’ Brands Group, Inc. (a)	17,072	895,256
Extended Stay America, Inc.	10,992	177,521
Hilton Worldwide Holdings, Inc.	95,262	2,591,126
Hyatt Hotels Corp., Class A (b)	5,709	315,479
International Game Technology PLC	16,404	418,630
Las Vegas Sands Corp. (a)	65,599	3,503,643
Marriott International, Inc., Class A	58,127	4,805,940
McDonald’s Corp.	149,276	18,169,875
MGM Resorts International (b)	84,346	2,431,695
Norwegian Cruise Line Holdings Ltd. (b)	27,839	1,183,993
Panera Bread Co., Class A (b)	3,786	776,471
Royal Caribbean Cruises Ltd. (a)	30,317	2,487,207
Six Flags Entertainment Corp.	13,287	796,688
Starbucks Corp.	256,333	14,231,608
Vail Resorts, Inc.	6,860	1,106,587
Wendy’s Co. (a)	36,421	492,412
Wyndham Worldwide Corp.	19,273	1,471,879
Wynn Resorts Ltd. (a)	13,993	1,210,534
Yum China Holdings, Inc. (b)	60,981	1,592,824
Yum! Brands, Inc.	62,706	3,971,171

		73,579,686
Household Durables — 0.5%
CalAtlantic Group, Inc. (a)	13,089	445,157
D.R. Horton, Inc.	59,058	1,614,055
Garmin Ltd. (a)	18,967	919,710
Harman International Industries, Inc.	12,322	1,369,714
Leggett & Platt, Inc. (a)	23,193	1,133,674
Lennar Corp., Class A	32,367	1,389,515
Lennar Corp., Class B	1,943	67,033
Mohawk Industries, Inc. (b)	10,795	2,155,546
Newell Brands, Inc. (a)	84,599	3,777,345
NVR, Inc. (b)	602	1,004,738
PulteGroup, Inc.	60,123	1,105,061
Tempur Sealy International, Inc. (a)(b)	9,215	629,200
Toll Brothers, Inc. (b)	28,708	889,948
Tupperware Brands Corp. (a)	8,544	449,585
Whirlpool Corp.	13,441	2,443,171

		19,393,452
Household Products — 1.6%
Church & Dwight Co., Inc. (a)	46,680	2,062,789
Clorox Co.	23,230	2,788,065
Colgate-Palmolive Co.	155,830	10,197,515
Energizer Holdings, Inc.	10,803	481,922
Kimberly-Clark Corp. (a)	64,376	7,346,589
Procter & Gamble Co.	459,254	38,614,076

Common Stocks	Shares	Value
Household Products (continued)
Spectrum Brands Holdings, Inc. (a)	4,198	$513,542

		62,004,498
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	115,509	1,342,215
Calpine Corp. (b)	60,298	689,206
NRG Energy, Inc.	52,831	647,708

		2,679,129
Industrial Conglomerates — 2.5%
3M Co. (a)	105,446	18,829,492
BWX Technologies, Inc.	15,807	627,538
Carlisle Cos., Inc.	10,927	1,205,139
Danaher Corp. (a)	108,723	8,462,998
General Electric Co.	1,652,607	52,222,381
Honeywell International, Inc.	136,358	15,797,074
Roper Technologies, Inc. (a)	17,896	3,276,400

		100,421,022
Insurance — 3.0%
Aflac, Inc.	72,280	5,030,688
Alleghany Corp. (b)	2,272	1,381,649
Allied World Assurance Co. Holdings AG	16,755	899,911
Allstate Corp.	67,139	4,976,343
American Financial Group, Inc.	12,890	1,135,867
American International Group, Inc.	183,233	11,966,947
American National Insurance Co.	1,090	135,825
AmTrust Financial Services, Inc. (a)	15,441	422,775
Aon PLC	47,146	5,258,193
Arch Capital Group Ltd. (b)	20,968	1,809,329
Arthur J Gallagher & Co.	32,229	1,674,619
Aspen Insurance Holdings Ltd.	12,021	661,155
Assurant, Inc.	10,801	1,002,981
Assured Guaranty Ltd.	23,276	879,135
Axis Capital Holdings Ltd.	17,281	1,127,931
Brown & Brown, Inc.	21,537	966,150
Chubb Ltd. (a)	82,912	10,954,333
Cincinnati Financial Corp. (a)	27,274	2,066,005
CNA Financial Corp. (a)	5,924	245,846
Endurance Specialty Holdings Ltd.	11,182	1,033,217
Erie Indemnity Co., Class A	4,325	486,346
Everest Re Group Ltd. (a)	6,116	1,323,502
First American Financial Corp.	18,648	683,076
FNF Group (a)	48,227	1,637,789
Hanover Insurance Group, Inc.	8,103	737,454
Hartford Financial Services Group, Inc.	70,644	3,366,187
Lincoln National Corp. (a)	43,146	2,859,285
Loews Corp.	50,685	2,373,579
Markel Corp. (b)	2,488	2,250,396
Marsh & McLennan Cos., Inc.	93,556	6,323,450
Mercury General Corp. (a)	845	50,877
MetLife, Inc. (a)	167,380	9,020,108
Old Republic International Corp.	42,101	799,919
Principal Financial Group, Inc. (a)	48,155	2,786,248
ProAssurance Corp.	9,179	515,860
Progressive Corp.	104,833	3,721,571
Prudential Financial, Inc. (a)	79,507	8,273,498
Reinsurance Group of America, Inc.	11,178	1,406,528
RenaissanceRe Holdings Ltd.	6,143	836,799
Torchmark Corp.	20,796	1,533,913
Travelers Cos., Inc.	52,480	6,424,602

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	23

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
Unum Group (a)	43,485	$1,910,296
Validus Holdings Ltd.	14,651	805,952
W.R. Berkley Corp.	17,940	1,193,189
White Mountains Insurance Group Ltd.	852	712,315
XL Group Ltd.	48,285	1,799,099

		117,460,737
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc. (b)	69,846	52,375,420
Expedia, Inc.	21,392	2,423,286
Groupon, Inc. (a)(b)	69,862	231,942
Liberty Expedia Holdings, Inc., Class A (b)	9,846	390,591
Liberty Interactive Corp QVC Group, Series A (b)	80,136	1,601,117
Liberty Ventures (b)	14,797	545,565
Netflix, Inc. (b)	73,212	9,063,645
Priceline Group, Inc. (b)	8,880	13,018,613
TripAdvisor, Inc. (b)	19,686	912,840

		80,563,019
Internet Software & Services — 3.8%
Akamai Technologies, Inc. (b)	30,168	2,011,602
Alphabet, Inc., Class A (b)	52,705	41,766,077
Alphabet, Inc., Class C (b)	53,288	41,128,744
CommerceHub, Inc., Series A (b)	2,167	32,527
CommerceHub, Inc., Series C (b)	4,335	65,155
CoStar Group, Inc. (b)	5,511	1,038,768
eBay, Inc. (b)	191,535	5,686,674
Facebook, Inc., Class A (b)	402,981	46,362,964
GoDaddy, Inc., Class A (a)(b)	9,223	322,344
IAC/InterActiveCorp	13,110	849,397
Match Group, Inc. (a)(b)	4,391	75,086
Nutanix, Inc. (a)(b)	2,618	69,534
Pandora Media, Inc. (b)	37,613	490,474
Twilio, Inc. (a)(b)	2,800	80,780
Twitter, Inc. (a)(b)	110,984	1,809,039
VeriSign, Inc. (a)(b)	16,610	1,263,523
Yahoo!, Inc. (b)	155,616	6,017,671
Yelp, Inc. (a)(b)	11,989	457,141
Zillow Group, Inc., Class A (b)	9,936	362,167
Zillow Group, Inc., Class C (a)(b)	17,483	637,605

		150,527,272
IT Services — 3.7%
Accenture PLC, Class A	112,038	13,123,011
Alliance Data Systems Corp. (a)	10,411	2,378,914
Amdocs Ltd.	27,235	1,586,439
Automatic Data Processing, Inc.	81,845	8,412,029
Black Knight Financial Services, Inc., Class A (a)(b)	3,228	122,018
Booz Allen Hamilton Holding Corp.	19,631	708,090
Broadridge Financial Solutions, Inc.	20,610	1,366,443
Cognizant Technology Solutions Corp., Class A (b)	108,582	6,083,849
Computer Sciences Corp.	24,253	1,441,113
CoreLogic, Inc. (b)	14,945	550,424
CSRA, Inc. (a)	27,738	883,178
DST Systems, Inc.	5,658	606,255
Euronet Worldwide, Inc. (b)	8,386	607,398
Fidelity National Information Services, Inc.	58,433	4,419,872
First Data Corp., Class A (b)	52,637	746,919
Fiserv, Inc. (b)	39,818	4,231,857
FleetCor Technologies, Inc. (b)	16,522	2,338,193
Gartner, Inc. (b)	13,989	1,413,868

Common Stocks	Shares	Value
IT Services (continued)
Genpact Ltd. (b)	25,024	$609,084
Global Payments, Inc.	27,961	1,940,773
International Business Machines Corp. (a)	157,852	26,201,854
Jack Henry & Associates, Inc.	14,434	1,281,451
Leidos Holdings, Inc.	23,989	1,226,797
Mastercard, Inc., Class A (a)	173,028	17,865,141
Paychex, Inc. (a)	58,062	3,534,815
PayPal Holdings, Inc. (b)	203,313	8,024,764
Sabre Corp. (a)	37,741	941,638
Square, Inc., Class A (b)	7,719	105,210
Teradata Corp. (b)	21,362	580,406
Total System Services, Inc.	29,063	1,424,959
Vantiv, Inc., Class A (b)	26,731	1,593,702
VeriFone Systems, Inc. (a)(b)	18,034	319,743
Visa, Inc., Class A (a)	342,092	26,690,018
Western Union Co. (a)	89,782	1,950,065
WEX, Inc. (a)(b)	6,592	735,667
Xerox Corp.	175,656	1,533,477

		147,579,434
Leisure Products — 0.1%
Brunswick Corp.	15,702	856,387
Hasbro, Inc.	20,508	1,595,317
Mattel, Inc. (a)	59,724	1,645,396
Polaris Industries, Inc. (a)	11,071	912,140
Vista Outdoor, Inc. (b)	10,608	391,435

		5,400,675
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	58,696	2,674,190
Bio-Rad Laboratories, Inc., Class A (b)	3,553	647,641
Bio-Techne Corp. (a)	6,837	703,049
Bruker Corp.	16,987	359,785
Charles River Laboratories International, Inc. (b)	8,645	658,662
Illumina, Inc. (b)	26,265	3,362,970
Mettler-Toledo International, Inc. (b)	4,595	1,923,283
Patheon NV (b)	7,060	202,692
PerkinElmer, Inc.	19,508	1,017,342
QIAGEN NV (a)(b)	41,549	1,164,203
Quintiles Transnational Holdings, Inc. (b)	25,637	1,949,694
Thermo Fisher Scientific, Inc.	70,377	9,930,195
VWR Corp. (b)	14,401	360,457
Waters Corp. (b)	13,443	1,806,605

		26,760,768
Machinery — 1.7%
AGCO Corp. (a)	12,179	704,677
Caterpillar, Inc. (a)	100,289	9,300,802
Colfax Corp. (b)	17,193	617,744
Crane Co.	8,318	599,894
Cummins, Inc.	28,464	3,890,175
Deere & Co. (a)	56,563	5,828,252
Donaldson Co., Inc. (a)	22,756	957,572
Dover Corp.	27,890	2,089,798
Flowserve Corp. (a)	22,739	1,092,609
Fortive Corp.	54,606	2,928,520
Graco, Inc. (a)	10,082	837,713
IDEX Corp.	14,069	1,267,054
Illinois Tool Works, Inc. (a)	52,779	6,463,316
Ingersoll-Rand PLC	46,457	3,486,133
ITT, Inc.	15,379	593,168

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Machinery (continued)
Lincoln Electric Holdings, Inc.	10,786	$826,963
Manitowoc Foodservice, Inc. (a)(b)	23,272	449,848
Middleby Corp. (b)	9,907	1,276,121
Nordson Corp.	10,516	1,178,318
Oshkosh Corp.	12,491	807,043
PACCAR, Inc. (a)	61,450	3,926,655
Parker Hannifin Corp.	24,067	3,369,380
Pentair PLC	29,101	1,631,693
Snap-on, Inc.	10,463	1,791,998
Stanley Black & Decker, Inc.	26,973	3,093,533
Terex Corp.	18,613	586,868
Timken Co.	12,303	488,429
Toro Co. (a)	19,514	1,091,808
Trinity Industries, Inc. (a)	25,691	713,182
Valmont Industries, Inc.	3,884	547,256
WABCO Holdings, Inc. (b)	9,584	1,017,342
Wabtec Corp. (a)	14,995	1,244,885
Xylem, Inc. (a)	31,319	1,550,917

		66,249,666
Marine — 0.0%
Kirby Corp. (a)(b)	8,882	590,653
Media — 3.1%
AMC Networks, Inc., Class A (a)(b)	10,178	532,717
Cable One, Inc.	827	514,171
CBS Corp., Class B	68,407	4,352,053
Charter Communications, Inc., Class A (b)	35,963	10,354,467
Cinemark Holdings, Inc. (a)	18,326	702,985
Clear Channel Outdoor Holdings, Inc., Class A	4,142	20,917
Comcast Corp., Class A	432,510	29,864,815
Discovery Communications, Inc., Class A (a)(b)	26,192	717,923
Discovery Communications, Inc., Class C (b)	39,228	1,050,526
DISH Network Corp., Class A (b)	39,786	2,304,803
Interpublic Group of Cos., Inc.	70,278	1,645,208
John Wiley & Sons, Inc., Class A	8,618	469,681
Liberty Broadband Corp., Class A (b)	3,971	287,739
Liberty Broadband Corp., Class C (a)(b)	19,150	1,418,440
Liberty SiriusXM Group, Class A (b)	15,901	548,902
Liberty SiriusXM Group, Class C (b)	33,830	1,147,514
Lions Gate Entertainment Corp., Class A	7,630	205,247
Lions Gate Entertainment Corp., Class B (b)	17,664	433,475
Live Nation Entertainment, Inc. (b)	22,260	592,116
Madison Square Garden Co., Class A (b)	3,330	571,128
News Corp., Class A	66,468	761,723
News Corp., Class B	18,151	214,182
Omnicom Group, Inc. (a)	42,508	3,617,856
Regal Entertainment Group, Class A (a)	16,172	333,143
Scripps Networks Interactive, Inc., Class A (a)	15,158	1,081,826
Sirius XM Holdings, Inc. (a)	307,315	1,367,552
TEGNA, Inc. (a)	37,625	804,799
Thomson Reuters Corp. (a)	54,381	2,380,800
Time Warner, Inc. (a)	141,071	13,617,584
Tribune Media Co., Class A	13,273	464,290
Twenty-First Century Fox, Inc., Class A	190,939	5,353,930
Twenty-First Century Fox, Inc., Class B	92,652	2,524,767
Viacom, Inc., Class A (a)	1,857	71,494
Viacom, Inc., Class B	62,602	2,197,330
Walt Disney Co. (a)	291,107	30,339,172

		122,865,275

Common Stocks	Shares	Value
Metals & Mining — 0.4%
Alcoa Corp.	26,868	$754,453
Arconic, Inc. (a)	80,255	1,487,928
Compass Minerals International, Inc. (a)	5,978	468,376
Freeport-McMoRan, Inc. (b)	234,936	3,098,806
Newmont Mining Corp.	94,218	3,210,007
Nucor Corp. (a)	57,375	3,414,960
Reliance Steel & Aluminum Co.	12,857	1,022,646
Royal Gold, Inc.	11,070	701,285
Southern Copper Corp. (a)	14,651	467,953
Steel Dynamics, Inc.	41,065	1,461,093
Tahoe Resources, Inc. (a)	55,319	521,105
United States Steel Corp. (a)	26,326	869,021

		17,477,633
Multi-Utilities — 1.1%
Alliant Energy Corp.	39,786	1,507,492
Ameren Corp.	44,004	2,308,450
CenterPoint Energy, Inc.	78,757	1,940,572
CMS Energy Corp.	50,633	2,107,345
Consolidated Edison, Inc.	55,079	4,058,221
Dominion Resources, Inc.	110,133	8,435,086
DTE Energy Co.	31,766	3,129,269
MDU Resources Group, Inc.	33,607	966,873
NiSource, Inc.	56,516	1,251,264
PG&E Corp. (a)	88,715	5,391,211
Public Service Enterprise Group, Inc.	91,352	4,008,526
SCANA Corp.	23,868	1,749,047
Sempra Energy	44,919	4,520,648
Vectren Corp.	15,190	792,159
WEC Energy Group, Inc.	57,416	3,367,448

		45,533,611
Multiline Retail — 0.5%
Burlington Stores, Inc. (b)	11,996	1,016,661
Dillard’s, Inc., Class A (a)	2,921	183,117
Dollar General Corp. (a)	50,353	3,729,647
Dollar Tree, Inc. (b)	40,722	3,142,924
JC Penney Co., Inc. (b)	52,930	439,848
Kohl’s Corp.	33,821	1,670,081
Macy’s, Inc.	55,952	2,003,641
Nordstrom, Inc. (a)	22,232	1,065,580
Target Corp. (a)	106,044	7,659,558

		20,911,057
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	100,529	7,009,887
Antero Resources Corp. (a)(b)	30,255	715,531
Apache Corp. (a)	68,247	4,331,637
Cabot Oil & Gas Corp.	80,599	1,882,793
Cheniere Energy, Inc. (a)(b)	34,912	1,446,404
Chesapeake Energy Corp. (a)(b)	111,438	782,295
Chevron Corp.	337,605	39,736,109
Cimarex Energy Co.	16,951	2,303,641
Concho Resources, Inc. (b)	25,420	3,370,692
ConocoPhillips (a)	223,096	11,186,033
CONSOL Energy, Inc.	39,025	711,426
Continental Resources, Inc. (a)(b)	15,823	815,517
Devon Energy Corp. (a)	94,237	4,303,804
Diamondback Energy, Inc. (a)(b)	14,152	1,430,201
Energen Corp. (b)	17,817	1,027,506
EOG Resources, Inc.	98,806	9,989,287

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	25

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	30,149	$1,971,745
Exxon Mobil Corp.	748,686	67,576,398
Gulfport Energy Corp. (b)	21,338	461,754
Hess Corp.	51,036	3,179,032
HollyFrontier Corp. (a)	28,004	917,411
Kinder Morgan, Inc. (a)	345,693	7,159,302
Kosmos Energy Ltd. (a)(b)	21,624	151,584
Laredo Petroleum, Inc. (b)	25,427	359,538
Marathon Oil Corp.	153,166	2,651,303
Marathon Petroleum Corp.	94,470	4,756,565
Murphy Oil Corp. (a)	30,008	934,149
Murphy USA, Inc. (b)	6,459	397,035
Newfield Exploration Co. (b)	34,752	1,407,456
Noble Energy, Inc. (a)	77,013	2,931,115
Occidental Petroleum Corp.	137,128	9,767,627
ONEOK, Inc. (a)	37,959	2,179,226
Parsley Energy, Inc., Class A (b)	30,013	1,057,658
PBF Energy, Inc., Class A (a)	18,333	511,124
Phillips 66	80,929	6,993,075
Pioneer Natural Resources Co. (a)	29,213	5,260,385
QEP Resources, Inc. (a)	40,902	753,006
Range Resources Corp. (a)	35,780	1,229,401
Rice Energy, Inc. (b)	20,456	436,736
SM Energy Co. (a)	17,885	616,675
Southwestern Energy Co. (b)	83,027	898,352
Spectra Energy Corp.	125,509	5,157,165
Targa Resources Corp. (a)	28,881	1,619,358
Tesoro Corp.	20,894	1,827,180
Valero Energy Corp.	84,320	5,760,742
Whiting Petroleum Corp. (b)	32,864	395,025
Williams Cos., Inc.	124,373	3,872,975
World Fuel Services Corp. (a)	11,839	543,529
WPX Energy, Inc. (b)	58,225	848,338

		235,624,727
Paper & Forest Products — 0.0%
Domtar Corp. (a)	11,612	453,216
Personal Products — 0.2%
Coty, Inc., Class A (a)	79,521	1,456,029
Edgewell Personal Care Co. (a)(b)	9,941	725,594
Estee Lauder Cos., Inc., Class A (a)	39,034	2,985,711
Herbalife Ltd. (a)(b)	13,597	654,560
Nu Skin Enterprises, Inc., Class A	9,040	431,931

		6,253,825
Pharmaceuticals — 4.4%
Akorn, Inc. (b)	13,301	290,361
Allergan PLC (b)	60,150	12,632,101
Bristol-Myers Squibb Co.	299,925	17,527,617
Eli Lilly & Co.	175,086	12,877,575
Endo International PLC (b)	34,340	565,580
Johnson & Johnson	493,047	56,803,945
Mallinckrodt PLC (b)	19,734	983,148
Merck & Co., Inc.	497,306	29,276,404
Mylan NV (b)	82,294	3,139,516
Perrigo Co. PLC	24,107	2,006,426
Pfizer, Inc.	1,078,755	35,037,962
Zoetis, Inc.	82,126	4,396,205

		175,536,840

Common Stocks	Shares	Value
Professional Services — 0.3%
Dun & Bradstreet Corp.	6,752	$819,153
Equifax, Inc.	21,385	2,528,349
ManpowerGroup, Inc.	11,643	1,034,713
Nielsen Holdings PLC (a)	65,182	2,734,385
Robert Half International, Inc.	23,453	1,144,037
TransUnion (b)	10,245	316,878
Verisk Analytics, Inc. (b)	27,791	2,255,795

		10,833,310
Real Estate Investment Trusts (REITs) — 3.6%
AGNC Investment Corp.	58,179	1,054,785
Alexandria Real Estate Equities, Inc.	14,206	1,578,713
American Campus Communities, Inc. (a)	23,804	1,184,725
American Homes 4 Rent, Class A	30,302	635,736
American Tower Corp.	75,665	7,996,277
Annaly Capital Management, Inc.	175,142	1,746,166
Apartment Investment & Management Co., Class A	28,464	1,293,689
Apple Hospitality REIT, Inc.	28,747	574,365
AvalonBay Communities, Inc.	24,539	4,347,084
Boston Properties, Inc.	27,421	3,449,013
Brandywine Realty Trust	30,088	496,753
Brixmor Property Group, Inc.	35,312	862,319
Camden Property Trust	14,950	1,256,847
Care Capital Properties, Inc. (a)	14,812	370,300
Chimera Investment Corp.	37,902	645,092
Columbia Property Trust, Inc.	21,367	461,527
Communications Sales & Leasing, Inc. (b)	20,500	520,905
CoreCivic, Inc.	19,322	472,616
Corporate Office Properties Trust	16,599	518,221
Crown Castle International Corp.	64,373	5,585,645
CubeSmart	32,987	883,062
CyrusOne, Inc.	13,445	601,395
DCT Industrial Trust, Inc.	16,368	783,700
DDR Corp.	56,113	856,846
Digital Realty Trust, Inc.	28,713	2,821,339
Douglas Emmett, Inc.	25,226	922,263
Duke Realty Corp.	60,575	1,608,872
Empire State Realty Trust, Inc., Class A	21,314	430,330
EPR Properties	11,794	846,455
Equinix, Inc.	12,384	4,426,165
Equity Commonwealth (b)	20,467	618,922
Equity Lifestyle Properties, Inc.	14,223	1,025,478
Equity One, Inc.	15,908	488,217
Equity Residential	63,826	4,107,841
Essex Property Trust, Inc. (a)	11,770	2,736,525
Extra Space Storage, Inc. (a)	21,096	1,629,455
Federal Realty Investment Trust	12,927	1,837,056
Forest City Realty Trust, Inc., Class A	41,700	869,028
Gaming and Leisure Properties, Inc.	32,638	999,376
General Growth Properties, Inc.	103,310	2,580,684
HCP, Inc.	84,920	2,523,822
Healthcare Trust of America, Inc., Class A	24,513	713,573
Highwoods Properties, Inc.	18,038	920,118
Hospitality Properties Trust	28,788	913,731
Host Hotels & Resorts, Inc.	133,080	2,507,227
Kilroy Realty Corp.	16,622	1,217,063
Kimco Realty Corp.	70,673	1,778,133
Lamar Advertising Co., Class A	15,132	1,017,476
Liberty Property Trust	25,570	1,010,015
Life Storage, Inc.	7,861	670,229
Macerich Co.	26,262	1,860,400

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	64,258	$490,289
Mid-America Apartment Communities, Inc.	20,398	1,997,372
National Retail Properties, Inc.	26,400	1,166,880
NorthStar Realty Finance Corp.	32,920	498,738
Omega Healthcare Investors, Inc.	32,213	1,006,978
Outfront Media, Inc.	23,654	588,275
Paramount Group, Inc.	30,749	491,677
Piedmont Office Realty Trust, Inc., Class A (a)	24,836	519,321
Prologis, Inc.	93,885	4,956,189
Public Storage	26,366	5,892,801
Quality Care Properties, Inc. (b)	17,076	264,678
Rayonier, Inc.	20,829	554,051
Realty Income Corp. (a)	46,508	2,673,280
Regency Centers Corp.	18,936	1,305,637
Retail Properties of America, Inc., Class A	44,021	674,842
Senior Housing Properties Trust	40,449	765,700
Simon Property Group, Inc.	55,079	9,785,886
SL Green Realty Corp.	17,817	1,916,218
Spirit Realty Capital, Inc. (a)	88,419	960,230
Starwood Property Trust, Inc.	44,008	965,976
STORE Capital Corp.	27,368	676,263
Sun Communities, Inc.	11,717	897,639
Tanger Factory Outlet Centers, Inc.	15,990	572,122
Taubman Centers, Inc.	10,278	759,853
Two Harbors Investment Corp.	60,503	527,586
UDR, Inc.	46,408	1,692,964
Ventas, Inc.	60,527	3,784,148
VEREIT, Inc.	179,265	1,516,582
Vornado Realty Trust	30,889	3,223,885
Weingarten Realty Investors	20,373	729,150
Welltower, Inc.	64,274	4,301,859
Weyerhaeuser Co.	133,638	4,021,167
WP Carey, Inc.	18,100	1,069,529

		142,503,339
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	54,326	1,710,726
Howard Hughes Corp. (b)	6,205	707,991
Jones Lang LaSalle, Inc.	8,384	847,119
Realogy Holdings Corp. (a)	27,088	696,974

		3,962,810
Road & Rail — 0.9%
AMERCO, Inc.	1,201	443,878
Avis Budget Group, Inc. (b)	13,822	506,991
CSX Corp.	171,673	6,168,211
Genesee & Wyoming, Inc., Class A (b)	9,900	687,159
Hertz Global Holdings, Inc. (b)	12,113	261,156
JB Hunt Transport Services, Inc.	16,266	1,578,941
Kansas City Southern (a)	18,854	1,599,762
Landstar System, Inc.	7,343	626,358
Norfolk Southern Corp.	53,233	5,752,890
Old Dominion Freight Line, Inc. (b)	12,390	1,062,938
Ryder System, Inc.	9,455	703,830
Union Pacific Corp.	151,459	15,703,269

		35,095,383
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	55,333	4,018,282
Applied Materials, Inc.	195,424	6,306,333
Broadcom Ltd.	67,602	11,950,006

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (a)(b)	17,383	$458,737
Cypress Semiconductor Corp. (a)	52,931	605,531
First Solar, Inc. (a)(b)	14,592	468,257
Intel Corp. (a)	848,649	30,780,499
KLA-Tencor Corp.	27,318	2,149,380
Lam Research Corp. (a)	28,636	3,027,684
Linear Technology Corp. (a)	42,289	2,636,719
Marvell Technology Group Ltd.	68,425	949,055
Maxim Integrated Products, Inc.	51,502	1,986,432
Microchip Technology, Inc. (a)	37,757	2,422,112
Micron Technology, Inc. (b)	183,126	4,014,122
NVIDIA Corp. (a)	91,272	9,742,373
ON Semiconductor Corp. (b)	72,129	920,366
Qorvo, Inc. (b)	22,375	1,179,834
QUALCOMM, Inc.	263,708	17,193,762
Skyworks Solutions, Inc. (a)	33,711	2,516,863
SunPower Corp. (a)(b)	9,481	62,669
Teradyne, Inc.	37,288	947,115
Texas Instruments, Inc.	180,067	13,139,489
Versum Materials, Inc. (b)	16,926	475,113
Xilinx, Inc. (a)	45,683	2,757,883

		120,708,616
Software — 4.2%
Activision Blizzard, Inc.	99,163	3,580,776
Adobe Systems, Inc. (b)	87,570	9,015,331
Allscripts Healthcare Solutions, Inc. (a)(b)	32,175	328,507
ANSYS, Inc. (b)	16,047	1,484,187
Atlassian Corp. PLC, Class A (b)	4,571	110,070
Autodesk, Inc. (b)	38,201	2,827,256
CA, Inc.	51,053	1,621,954
Cadence Design Systems, Inc. (b)	51,915	1,309,296
CDK Global, Inc.	28,144	1,679,915
Citrix Systems, Inc. (b)	28,053	2,505,413
Dell Technologies, Inc., Class V (b)	38,011	2,089,465
Electronic Arts, Inc. (b)	52,432	4,129,544
FireEye, Inc. (a)(b)	28,809	342,827
Fortinet, Inc. (b)	25,342	763,301
Guidewire Software, Inc. (b)	13,327	657,421
Intuit, Inc.	43,798	5,019,689
Manhattan Associates, Inc. (b)	12,351	654,974
Microsoft Corp.	1,360,206	84,523,201
Nuance Communications, Inc. (b)	39,079	582,277
Oracle Corp.	531,178	20,423,794
PTC, Inc. (b)	19,595	906,661
Red Hat, Inc. (b)	32,651	2,275,775
salesforce.com, Inc. (b)	115,040	7,875,638
ServiceNow, Inc. (b)	28,448	2,114,824
Splunk, Inc. (b)	22,922	1,172,460
SS&C Technologies Holdings, Inc.	30,990	886,314
Symantec Corp.	108,941	2,602,600
Synopsys, Inc. (b)	26,462	1,557,553
Tableau Software, Inc., Class A (b)	9,361	394,566
Tyler Technologies, Inc. (b)	6,083	868,470
Ultimate Software Group, Inc. (a)(b)	5,062	923,056
VMware, Inc., Class A (a)(b)	14,215	1,119,147
Workday, Inc., Class A (a)(b)	20,397	1,348,038
Zynga, Inc., Class A (b)	136,259	350,186

		168,044,486

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	27

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	12,396	$2,096,412
AutoNation, Inc. (b)	11,212	545,464
AutoZone, Inc. (b)	5,200	4,106,908
Bed Bath & Beyond, Inc.	26,017	1,057,331
Best Buy Co., Inc.	48,530	2,070,775
Cabela’s, Inc. (b)	8,408	492,288
CarMax, Inc. (a)(b)	33,838	2,178,829
CST Brands, Inc.	12,608	607,075
Dick’s Sporting Goods, Inc.	15,050	799,155
Foot Locker, Inc.	24,671	1,748,927
GameStop Corp., Class A (a)	19,545	493,707
Gap, Inc. (a)	38,598	866,139
Home Depot, Inc.	223,371	29,949,584
L Brands, Inc. (a)	43,718	2,878,393
Lowe’s Cos., Inc.	160,601	11,421,943
Michaels Cos., Inc. (b)	15,481	316,586
O’Reilly Automotive, Inc. (b)	16,678	4,643,322
Penske Automotive Group, Inc. (a)	6,328	328,044
Ross Stores, Inc.	70,690	4,637,264
Sally Beauty Holdings, Inc. (a)(b)	24,671	651,808
Signet Jewelers Ltd.	12,197	1,149,689
Staples, Inc.	117,675	1,064,959
Tiffany & Co. (a)	19,163	1,483,791
TJX Cos., Inc.	118,703	8,918,156
Tractor Supply Co.	23,363	1,771,149
Ulta Salon Cosmetics & Fragrance, Inc. (b)	10,404	2,652,396
Urban Outfitters, Inc. (b)	15,564	443,263
Williams-Sonoma, Inc. (a)	15,378	744,141

		90,117,498
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	984,347	114,007,069
Hewlett Packard Enterprise Co.	309,905	7,171,202
HP, Inc.	311,563	4,623,595
NCR Corp. (b)	21,612	876,583
NetApp, Inc.	52,814	1,862,750
Western Digital Corp. (a)	51,159	3,476,254

		132,017,453
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	8,571	740,449
Coach, Inc.	51,011	1,786,405
Hanesbrands, Inc. (a)	66,000	1,423,620
Kate Spade & Co. (b)	20,976	391,622
lululemon athletica, Inc. (b)	17,569	1,141,809
Michael Kors Holdings Ltd. (b)	28,070	1,206,449
NIKE, Inc., Class B (a)	238,442	12,120,007
PVH Corp.	14,123	1,274,460
Ralph Lauren Corp. (a)	9,987	902,026
Skechers U.S.A., Inc., Class A (a)(b)	21,638	531,862
Under Armour, Inc., Class A (a)(b)	31,305	909,410
Under Armour, Inc., Class C (b)	33,613	846,039
VF Corp.	61,944	3,304,712

		26,578,870
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	83,064	1,321,548
People’s United Financial, Inc. (a)	55,304	1,070,686
TFS Financial Corp.	8,385	159,650

		2,551,884

Common Stocks	Shares	Value
Tobacco — 1.4%
Altria Group, Inc.	350,815	$23,722,110
Philip Morris International, Inc.	278,373	25,468,346
Reynolds American, Inc.	148,399	8,316,280

		57,506,736
Trading Companies & Distributors — 0.3%
Air Lease Corp.	18,022	618,695
Fastenal Co. (a)	51,970	2,441,551
HD Supply Holdings, Inc. (b)	35,195	1,496,139
Herc Holdings, Inc. (b)	3,560	142,970
MSC Industrial Direct Co., Inc., Class A	8,291	766,006
United Rentals, Inc. (b)	15,962	1,685,268
W.W. Grainger, Inc. (a)	10,021	2,327,377
Watsco, Inc.	4,393	650,691
WESCO International, Inc. (b)	8,471	563,745

		10,692,442
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	13,063	1,067,247
Water Utilities — 0.1%
American Water Works Co., Inc.	31,719	2,295,187
Aqua America, Inc. (a)	32,562	978,162

		3,273,349
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (b)	22,542	2,327,687
Sprint Corp. (a)(b)	129,093	1,086,963
T-Mobile U.S., Inc. (b)	50,547	2,906,958
Telephone & Data Systems, Inc.	16,748	483,515
United States Cellular Corp. (b)	2,304	100,731

		6,905,854
Total Long-Term Investments (Cost — $3,449,779,908) — 97.3%		3,862,456,763

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares 0.87% (c)(d)(e)	368,761,779	368,835,532
BlackRock Cash Funds: Treasury, SL Agency Shares 0.45% (c)(e)	99,224,550	99,224,550
Total Short-Term Securities (Cost — $468,018,877) — 11.8%		468,060,082
Total Investments (Cost — $3,917,798,785) — 109.1%		4,330,516,845
Liabilities in Excess of Other Assets — (9.1)%		(362,960,283)

Net Assets — 100.0%		$3,967,556,562

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	198,484,859	170,276,920	[1]	—	368,761,779	$368,835,532	$1,289,231	[2]	$11,471
BlackRock Cash Funds: Prime, SL Agency Shares	115,638,588	—		(115,638,588)[3]	—	—	144,565	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	99,224,550	[1]	—	99,224,550	99,224,550	127,620		5,591
BlackRock, Inc.	15,691	8,410		(1,707)	22,394	8,521,813	174,058		(1,074)
PNC Financial Services Group, Inc.	64,776	31,553		(6,854)	89,475	10,464,996	158,496		101,669
Total						$487,046,891	$1,893,970		$117,657

[1] Represents net shares purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares sold.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
476	S&P 500 E-Mini Index	March 2017	$53,221,560	$(576,619)
31	S&P MidCap 400 E-Mini Index	March 2017	$5,143,210	(51,153)
Total				$(627,772)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$627,772	—	—	—	$627,772

[1]    Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	29

Schedule of Investments (concluded)	Large Cap Index Master Portfolio

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$14,250,860	—	—	—	$14,250,860

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(490,801)	—	—	—	$(490,801)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$76,316,768

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks [1]	$3,862,456,763	—	—	$3,862,456,763
Short-Term Securities	468,060,082	—	—	468,060,082

Total	$4,330,516,845	—	—	$4,330,516,845

Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(627,772)	—	—	$(627,772)

[1]   See above Schedule of Investments for values in each sector.

[2]   Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Statement of Assets and Liabilities	Large Cap Index Master Portfolio

December 31, 2016

Assets
Investments at value — unaffiliated (including securities loaned at value of $358,199,770) (cost — $3,434,429,588)	$3,843,469,954
Investments at value — affiliated (cost — $483,369,197)	487,046,891
Cash	1,135,527
Cash pledged for futures contracts	4,504,100
Receivables:
Dividends — unaffiliated	4,961,419
Dividends — affiliated	33,467
Securities lending income — affiliated	99,578
Contributions from investors	21,741,301
Prepaid expenses	12,090

Total assets	4,363,004,327

Liabilities
Cash collateral on securities loaned at value	368,782,855
Payables:
Investment advisory fees	92,611
Trustees’ fees	24,013
Variation margin on futures contracts	441,340
Other accrued expenses	108,937
Withdrawals to investors	25,998,009

Total liabilities	395,447,765

Net Assets	$3,967,556,562

Net Assets Consist of
Investors’ capital	$3,555,466,274
Net unrealized appreciation (depreciation)	412,090,288

Net Assets	$3,967,556,562

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	31

Statement of Operations	Large Cap Index Master Portfolio

Year Ended December 31, 2016

Investment Income
Dividends — unaffiliated	$67,103,198
Securities lending — affiliated — net	1,145,848
Dividends — affiliated	748,122
Foreign taxes withheld	(13,232)

Total Investment Income	68,983,936

Expenses
Investment advisory	963,396
Accounting services	106,523
Trustees	100,607
Insurance	16,299
Printing	775
Professional	54,336
Miscellaneous	18,380

Total expenses	1,260,316
Less:
Fees waived and/or reimbursed by the Manager	(67,426)
Fees paid indirectly	(387)

Total expenses after fees waived and/or reimbursed and paid indirectly	1,192,503

Net investment income	67,791,433

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(37,168,441)
Investments — affiliated	112,066
Futures contracts	14,250,860
Capital gain distributions from investment companies — affiliated	5,591

(22,799,924)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	356,108,105
Investments — affiliated	3,001,019
Futures contracts	(490,801)

358,618,323

Net realized and unrealized gain	335,818,399

Net Increase in Net Assets Resulting from Operations	$403,609,832

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Statements of Changes in Net Assets	Large Cap Index Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$67,791,433	$62,512,671
Net realized gain (loss)	(22,799,924)	336,397,620
Net change in unrealized appreciation (depreciation)	358,618,323	(347,723,072)

Net increase in net assets resulting from operations	403,609,832	51,187,219

Capital Transactions
Proceeds from contributions	1,796,884,222	1,332,533,563
Value of withdrawals	(775,566,022)	(1,614,489,855)

Net increase (decrease) in net assets derived from capital transactions	1,021,318,200	(281,956,292)

Net Assets
Total increase (decrease) in net assets	1,424,928,032	(230,769,073)
Beginning of year	2,542,628,530	2,773,397,603

End of year	$3,967,556,562	$2,542,628,530

See Notes to Financial Statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	33

Financial Highlights	Large Cap Index Master Portfolio

	Year Ended December 31,
	2016	2015	2014	2013		2012

Total Return
Total return	11.97%	0.92%	13.27%	32.88%		16.39%

Ratios to Average Net Assets
Total expenses	0.04%	0.05%	0.06%	0.08%	[1]	0.09%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%	0.04%	0.06%	0.08%	[1]	0.09%

Net investment income	2.11%	1.93%	1.92%	1.96%	[1]	2.30%

Supplemental Data
Net assets, end of year (000)	$3,967,557	$2,542,629	$2,773,398	$1,132,872		$440,092

Portfolio turnover rate	13%	6%	6%	14%		16%

[1]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See Notes to Financial Statements.

34	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements	Large Cap Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	35

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portoflio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

36	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$2,689,978	$(2,689,978)	—
BNP Paribas S.A.	206,136,792	(206,136,792)	—
Credit Suisse Securities (USA) LLC	6,875,931	(6,875,931)	—
Deutsche Bank Securities, Inc.	2,459,270	(2,459,270)	—
Goldman Sachs & Co.	36,380,702	(36,380,702)	—
HSBC Bank PLC	89,106	(89,106)	—
Jefferies LLC	484,715	(484,715)	—
JP Morgan Securities LLC	27,972,398	(27,972,398)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,691,565	(24,691,565)	—
Morgan Stanley	18,815,744	(18,815,744)	—
Nomura Securities International, Inc.	185,690	(185,690)	—
Scotia Capital (USA), Inc.	11,283,922	(11,283,922)	—
State Street Bank and Trust Co.	13,975,730	(13,975,730)	—
UBS Securities LLC	6,158,227	(6,158,227)	—

Total	$358,199,770	$(358,199,770)	—

[1]

Cash collateral with a value of $368,782,855 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	37

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of 0.03% of the Master Portfolio’s average daily net assets.

Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Master Portfolio’s business in order to limit expenses of certain feeder funds which invest their assets in the Master Portfolio. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2017, unless approved by the Board, including a majority of the Independent Trustees.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived and/or reimbursed by the Manager in the Statement of Operations.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of Master Portfolio’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice.

38	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated – net in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio paid BTC $437,240 in total for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$181,227,040	$40,669,329	$(13,516,371)

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments excluding short-term securities, were $1,658,144,518 and $413,914,318, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	39

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,964,191,095

Gross unrealized appreciation	$502,414,057
Gross unrealized depreciation	(136,088,307)

Net unrealized appreciation	$366,325,750

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

40	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	Large Cap Index Master Portfolio

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	41

Report of Independent Registered Public Accounting Firm	Large Cap Index Master Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of Large Cap Index Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

42	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2009	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	43

Officers and Trustees (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

44	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	45

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

46	BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP INDEX FUND	DECEMBER 31, 2016	47

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock LifePath® Dynamic 2025 Fund
➢	BlackRock LifePath® Dynamic 2035 Fund
➢	BlackRock LifePath® Dynamic 2045 Fund
➢	BlackRock LifePath® Dynamic 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016	BlackRock LifePath Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

•	The LifePath Dynamic Funds with target dates of 2025, 2035, 2045 and 2055 (together, the “LifePath Dynamic Funds”) invest in their respective LifePath Dynamic Master Portfolio.

•

For the 12-month period ended December 31, 2016, the LifePath Dynamic Funds underperformed their respective custom benchmarks across various LifePath Dynamic Fund target dates. The returns for the LifePath Dynamic Funds include fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

Detractors from relative returns largely derived from the underperformance of the International Tilts Master Portfolio strategy. The International Tilts Master Portfolio entered 2016 with a pro-growth stance, with its proprietary signals indicating positive economic conditions. Given the dramatic fall in the markets during the first weeks of 2016, this pro-growth stance detracted from returns. In April, the main cause of negative performance was the sharp rotation in market momentum, as expressed by the rally in materials and energy. An overweight in Italy (specifically, Italian banks and financials) was another detractor. At the end of the second quarter, the International Tilts Master Portfolio experienced additional losses concentrated around Brexit market moves. In the third quarter, there was a recovery in the Europe region, but losses in Japan erased those gains. Although the fourth quarter saw a strong performance rebound primarily driven by fundamental insights, this was not sufficient to cover earlier losses.

•

BlackRock Commodity Strategies Fund (the “Fund”) was the main positive contributor to relative performance, largely due to the outperformance of natural resources equities versus underlying commodity prices. The Fund’s mining and energy strategies also made a positive contribution. In addition, the futures’ curve strategies within the commodity futures based investment side of the Fund had a positive impact on performance relative to the benchmark, as in general the Fund has been positioned further out on the futures curve than the benchmark.

•

Active Stock Master Portfolio also made a positive contribution to relative performance due to the basic value strategy. The largest contributors to performance were stock selection in financials, energy and health care. Conversely, the largest detractors were stock selection in industrials, information technology and consumer staples. Stock selection in the energy sector benefited from a rebound in crude oil prices following OPEC’s agreement to curb production. Active Stock Master Portfolio’s underweight allocation to real estate, based primarily on valuation, also added to returns.

Describe recent portfolio activity.

•

Effective November 7, 2016, LifePath Funds were renamed and restructured as LifePath Dynamic Funds to gain additional flexibility in its portfolio management and access to additional underlying funds. The changes were designed to obtain greater flexibility to adjust the LifePath Dynamic Funds’ asset allocation to respond to market conditions and opportunities; invest in a broader mix of actively managed funds, smart beta ETFs and traditional cap-weighted index funds; and to add additional fixed income diversification by incorporating the Master Total Return Portfolio.

•

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Dynamic Funds were rebalanced in accordance with their updated strategic allocations, and daily cash flows were allocated to the underlying funds and instruments as appropriate. The dynamic signal, which assesses more recent volatility and valuations, was activated during the period and had a slightly positive impact on relative performance.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment committee, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisers (“BFA” or the “Manager”) may adjust the allocation to equity and fixed income in the LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Dynamic Fund or achieve its investment objective.

BLACKROCK FUNDS III	DECEMBER 31, 2016	5

BlackRock LifePath Dynamic 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2025 Fund changed its name to the BlackRock LifePath® Dynamic 2025 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
6/30/10 to 12/31/10	28.5%	4.4%	N/A	4.9%	18.8%	N/A	N/A	5.9%	34.9%	2.6%
1/01/11 to 12/31/11	29.8	4.6	N/A	4.8	18.9	15.2%	1.4%	3.5	20.3	1.5
1/01/12 to 12/31/12	31.9	5.0	1.0%	4.7	18.2	35.9	3.3	N/A	N/A	N/A
1/01/13 to 12/31/13	33.7	5.2	3.8	4.3	17.1	32.6	3.3	N/A	N/A	N/A
1/01/14 to 12/31/14	34.3	5.3	3.8	4.5	17.3	31.5	3.3	N/A	N/A	N/A
1/01/15 to 12/31/15	31.0	5.0	3.8	5.3	18.8	33.1	3.0	N/A	N/A	N/A
1/01/16 to 12/31/16	32.4	5.2	3.8	5.2	18.5	31.9	2.9	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

6	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2025 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.02%	6.88%	N/A	6.68%	N/A	7.80%	N/A
Investor A	2.90	6.54	0.95%	6.41	5.27%	7.52	6.63%
Investor C	2.41	5.61	4.61	5.59	5.59	6.70	6.70
Class K	3.14	7.02	N/A	6.84	N/A	8.01	N/A
Class R	2.80	6.28	N/A	6.14	N/A	7.26	N/A
LifePath Dynamic 2025 Fund Custom Benchmark	2.83	7.15	N/A	7.13	N/A	8.07	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	3.08	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	N/A	0.89	N/A	2.96	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.32)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	9.87	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	5.30	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	15.12	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	14.67	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	7

BlackRock LifePath Dynamic 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2035 Fund changed its name to the BlackRock LifePath® Dynamic 2035 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
6/30/10 to 12/31/10	16.6%	2.2%	N/A	6.8%	22.7%	N/A	N/A	6.4%	42.5%	2.8%
1/01/11 to 12/31/11	17.8	2.3	N/A	7.0	22.8	18.6%	1.2%	3.9	24.7	1.7
1/01/12 to 12/31/12	20.3	2.6	1.0%	7.2	21.1	44.1	2.7	N/A	N/A	N/A
1/01/13 to 12/31/13	22.1	2.9	3.9	6.9	21.3	40.3	2.6	N/A	N/A	N/A
1/01/14 to 12/31/14	21.4	2.8	3.9	7.6	22.2	39.6	2.5	N/A	N/A	N/A
1/01/15 to 12/31/15	13.2	1.9	3.9	9.8	25.4	43.6	2.2	N/A	N/A	N/A
1/01/16 to 12/31/16	14.7	2.2	3.9	9.9	25.1	42.1	2.1	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

8	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2035 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.47%	7.61%	N/A	7.84%	N/A	8.90%	N/A
Investor A	4.27	7.37	1.74%	7.58	6.43%	8.63	7.73%
Investor C	3.82	6.42	5.42	6.74	6.74	7.79	7.79
Class K	4.53	7.82	N/A	8.27	N/A	9.32	N/A
Class R	4.18	7.10	N/A	7.32	N/A	8.36	N/A
LifePath Dynamic 2035 Fund Custom Benchmark	4.15	8.06	N/A	8.35	N/A	9.17	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	3.08	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	N/A	0.89	N/A	2.96	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.32)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	9.87	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	5.30	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	15.12	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	14.67	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	9

BlackRock LifePath Dynamic 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2045 Fund changed its name to the BlackRock LifePath® Dynamic 2045 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
6/30/10 to 12/31/10	6.8%	N/A	N/A	8.5%	25.9%	N/A	N/A	6.8%	49.0%	3.0%
1/01/11 to 12/31/11	8.2	N/A	N/A	8.7	26.1	21.5%	1.1%	4.2	28.4	1.8
1/01/12 to 12/31/12	11.2	N/A	1.0%	9.2	25.3	51.0	2.3	N/A	N/A	N/A
1/01/13 to 12/31/13	13.5	N/A	3.9	9.1	24.8	46.7	2.0	N/A	N/A	N/A
1/01/14 to 12/31/14	12.5	N/A	3.9	10.1	25.9	45.6	2.0	N/A	N/A	N/A
1/01/15 to 12/31/15	1.8	0.2%	4.2	13.4	29.6	48.8	2.0	N/A	N/A	N/A
1/01/16 to 12/31/16	2.3	0.2%	4.3	13.6	29.8	47.8	1.8	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

10	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2045 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.36%	8.14%	N/A	8.80%	N/A	9.86%	N/A
Investor A	5.17	7.90	2.23%	8.52	7.36%	9.60	8.69%
Investor C	4.71	7.04	6.04	7.69	7.69	8.75	8.75
Class K	5.43	8.38	N/A	9.13	N/A	10.22	N/A
Class R	5.09	7.64	N/A	8.27	N/A	9.32	N/A
LifePath Dynamic 2045 Fund Custom Benchmark	5.02	8.65	N/A	9.35	N/A	10.06	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	3.08	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	N/A	0.89	N/A	2.96	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.32)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	9.87	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	5.30	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	15.12	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	14.67	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	11

BlackRock LifePath Dynamic 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2055 Fund changed its name to the BlackRock LifePath® Dynamic 2055 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
6/30/10 to 12/31/10	1.0%	N/A	9.0%	28.2%	N/A	N/A	8.1%	50.1%	3.6%
1/01/11 to 12/31/11	1.0	N/A	9.7	28.8	22.0%	2.0%	4.9	29.5	2.1
1/01/12 to 12/31/12	1.3	1.0%	11.3	28.6	54.5	3.3	N/A	N/A	N/A
1/01/13 to 12/31/13	3.1	4.1	11.5	27.8	51.7	1.8	N/A	N/A	N/A
1/01/14 to 12/31/14	4.0	4.0	12.2	28.6	49.4	1.8	N/A	N/A	N/A
1/01/15 to 12/31/15	1.0	4.2	13.7	29.9	49.2	2.0	N/A	N/A	N/A
1/01/16 to 12/31/16	1.0	4.4	14.1	30.4	48.3	1.8	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

12	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2055 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.50%	8.20%	N/A	9.49%	N/A	10.34%	N/A
Investor A	5.39	7.90	2.23%	9.21	8.04%	10.05	9.15%
Investor C	4.89	7.05	6.05	8.39	8.39	9.23	9.23
Class K	5.56	8.42	N/A	9.90	N/A	10.74	N/A
Class R	5.31	7.74	N/A	8.95	N/A	9.79	N/A
LifePath Dynamic 2055 Fund Custom Benchmark	5.12	8.72	N/A	10.12	N/A	10.64	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	3.08	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.32)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	9.87	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	5.30	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	15.12	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	14.67	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	13

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•	Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Fund distributions or the redemption of LifePath Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL”, or the “Administrator”), each LifePath Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Fund’s expenses. Without such waiver and/or reimbursement, the LifePath Funds’ performance would have been lower.

The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Funds’ changing asset allocations over time. As of December 31, 2016, the following indexes are used to calculate the LifePath Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 1000® Index and Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

14	BLACKROCK FUNDS III	DECEMBER 31, 2016

Disclosure of Expenses

Shareholders of each LifePath Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath Dynamic 2025 Fund
Institutional . . . . . . . .	$1,000.00	$1,030.20	$2.86	$1,000.00	$1,022.32	$2.85	0.56%
Investor A . . . . . . . . . .	$1,000.00	$1,029.00	$4.13	$1,000.00	$1,021.06	$4.12	0.81%
Investor C . . . . . . . . . .	$1,000.00	$1,024.10	$8.19	$1,000.00	$1,017.04	$8.16	1.61%
Class K . . . . . . . . .	$1,000.00	$1,031.40	$1.84	$1,000.00	$1,023.33	$1.83	0.36%
Class R . . . . . . . . . . . . .	$1,000.00	$1,028.00	$5.15	$1,000.00	$1,020.06	$5.13	1.01%
LifePath Dynamic 2035 Fund
Institutional . . . . . . . .	$1,000.00	$1,044.70	$2.78	$1,000.00	$1,022.42	$2.75	0.54%
Investor A . . . . . . . . . .	$1,000.00	$1,042.70	$4.06	$1,000.00	$1,021.17	$4.01	0.79%
Investor C . . . . . . . . . .	$1,000.00	$1,038.70	$8.20	$1,000.00	$1,017.09	$8.11	1.60%
Class K . . . . . . . . .	$1,000.00	$1,045.30	$1.80	$1,000.00	$1,023.38	$1.78	0.35%
Class R . . . . . . . . . . . . .	$1,000.00	$1,041.80	$5.13	$1,000.00	$1,020.11	$5.08	1.00%
LifePath Dynamic 2045 Fund
Institutional . . . . . . . .	$1,000.00	$1,053.60	$2.74	$1,000.00	$1,022.47	$2.69	0.53%
Investor A . . . . . . . . . .	$1,000.00	$1,051.70	$4.02	$1,000.00	$1,021.22	$3.96	0.78%
Investor C . . . . . . . . . .	$1,000.00	$1,047.10	$8.13	$1,000.00	$1,017.19	$8.01	1.58%
Class K . . . . . . . . .	$1,000.00	$1,054.30	$1.70	$1,000.00	$1,023.48	$1.68	0.33%
Class R . . . . . . . . . . . . .	$1,000.00	$1,050.90	$5.05	$1,000.00	$1,020.21	$4.98	0.98%
LifePath Dynamic 2055 Fund
Institutional . . . . . . . .	$1,000.00	$1,055.00	$2.74	$1,000.00	$1,022.47	$2.69	0.53%
Investor A . . . . . . . . . .	$1,000.00	$1,053.90	$4.03	$1,000.00	$1,021.22	$3.96	0.78%
Investor C . . . . . . . . . .	$1,000.00	$1,048.90	$8.14	$1,000.00	$1,017.19	$8.01	1.58%
Class K . . . . . . . . .	$1,000.00	$1,055.60	$1.71	$1,000.00	$1,023.48	$1.68	0.33%
Class R . . . . . . . . . . . . .	$1,000.00	$1,053.10	$5.06	$1,000.00	$1,020.21	$4.98	0.98%

[1]

For each class of the LifePath Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because each LifePath Fund invests all of its assets in a LifePath Master Portfolio, the expense examples reflect the net expenses of both the LifePath Fund and the LifePath Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK FUNDS III	DECEMBER 31, 2016	15

Derivative Financial Instruments

The LifePath Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities

December 31, 2016	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

Assets
Investments at value — from the applicable LifePath Master Portfolio[1]	$62,534,536	$57,359,370	$36,404,058	$19,366,992
Receivables:
Withdrawals from the applicable LifePath Master Portfolio	985,251	217,243	42,595	238,258
Capital shares sold	45,336	102,725	72,503	55,207
From the Administrator	—	—	107	4,912

Total assets	63,565,123	57,679,338	36,519,263	19,665,369

Liabilities
Payables:
Capital shares redeemed	1,030,587	319,968	115,098	293,465
Income dividends	18,255	23,038	22,713	9,969
Service and distribution fees	9,513	9,445	5,435	2,635
Professional fees	9,348	9,350	9,343	9,341
Administration fees	7,598	5,967	—	—

Total liabilities	1,075,301	367,768	152,589	315,410

Net Assets	$62,489,822	$57,311,570	$36,366,674	$19,349,959

Net Assets Consist of
Paid-in capital	$60,791,270	$55,598,241	$35,126,844	$18,562,798
Distributions in excess of net investment income	(126,885)	(184,075)	(141,041)	(65,958)
Accumulated net realized gain allocated from the applicable LifePath Master Portfolio	804,965	486,350	242,869	270,645
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Master Portfolio	1,020,472	1,411,054	1,138,002	582,474

Net Assets	$62,489,822	$57,311,570	$36,366,674	$19,349,959

Net Asset Value
Institutional:
Net assets	$26,145,621	$19,650,209	$14,863,834	$8,625,760

Shares outstanding[2]	2,065,939	1,480,202	1,071,220	603,998

Net asset value	$12.66	$13.28	$13.88	$14.28

Investor A:
Net assets	$28,135,339	$29,768,415	$17,205,808	$9,316,925

Shares outstanding[2]	2,226,065	2,245,537	1,240,769	653,869

Net asset value	$12.64	$13.26	$13.87	$14.25

Maximum offering price per share (100/94.75 of net assets)	$13.34	$13.99	$14.64	$15.04

Investor C:
Net assets	$2,339,096	$2,112,428	$1,246,879	$499,173

Shares outstanding[2]	185,872	160,590	90,937	35,371

Net asset value	$12.58	$13.15	$13.71	$14.11

Class K:
Net assets	$2,902,331	$2,702,113	$1,270,573	$424,949

Shares outstanding[2]	229,772	200,948	90,692	29,406

Net asset value	$12.63	$13.45	$14.01	$14.45

Class R:
Net assets	$2,967,435	$3,078,405	$1,779,580	$483,152

Shares outstanding[2]	234,882	232,112	128,487	33,916

Net asset value	$12.63	$13.26	$13.85	$14.25

[1] Investments at cost — from the applicable LifePath Master Portfolio	$61,514,064	$55,948,316	$35,266,056	$18,784,518
[2] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	17

Statements of Operations

Year Ended December 31, 2016	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

Investment Income
Net investment income allocated from the applicable LifePath Master Portfolio:
Dividends — affiliated	$827,133	$899,219	$631,097	$318,363
Interest — affiliated	565,517	249,332	36,015	12,360
Dividends — unaffiliated	118,047	191,139	159,884	83,985
Securities lending — affiliated — net	2,631	1,782	2,148	1,240
Foreign taxes withheld	(5,234)	(8,425)	(7,022)	(3,796)
Expenses	(400,123)	(350,419)	(224,324)	(128,038)
Fees waived	258,616	235,907	158,452	93,940

Total investment income	1,366,587	1,218,535	756,250	378,054

Fund Expenses
Administration — class specific	223,169	196,834	123,078	62,924
Service and distribution — class specific	115,030	107,460	62,318	28,696
Professional	9,576	9,576	9,563	9,576
Miscellaneous	168	56	56	56

Total expenses	347,943	313,926	195,015	101,252
Less fees waived by the Administrator	(9,576)	(9,576)	(9,563)	(9,576)

Total expenses after fees waived	338,367	304,350	185,452	91,676

Net investment income	1,028,220	914,185	570,798	286,378

Realized and Unrealized Gain (Loss) Allocated from the applicable LifePath Master Portfolio
Net realized gain from investments, futures contracts, forward foreign currency exchange contracts, foreign currency transactions and capital gain distributions from investment companies — affiliated	246,925	131,982	89,669	206,973
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	2,937,795	3,060,754	2,159,590	1,004,506

Total realized and unrealized gain	3,184,720	3,192,736	2,249,259	1,211,479

Net Increase in Net Assets Resulting from Operations	$4,212,940	$4,106,921	$2,820,057	$1,497,857

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic 2025 Fund		BlackRock LifePath Dynamic 2035 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$1,028,220	$902,834	$914,185	$798,710
Net realized gain	246,925	2,035,397	131,982	1,954,281
Net change in unrealized appreciation (depreciation)	2,937,795	(4,550,254)	3,060,754	(4,206,454)

Net increase (decrease) in net assets resulting from operations	4,212,940	(1,612,023)	4,106,921	(1,453,463)

Distributions to Shareholders[1]
From net investment income:
Institutional	(465,279)	(457,154)	(393,268)	(370,041)
Investor A	(437,614)	(472,452)	(517,674)	(444,086)
Investor C	(15,205)	(23,600)	(18,290)	(14,029)
Class K	(39,996)	(16,121)	(38,730)	(7,088)
Class R	(43,521)	(29,082)	(43,911)	(8,944)
From net realized gain:
Institutional	(5,876)	(633,373)	—	(599,762)
Investor A	(6,330)	(702,920)	—	(829,270)
Investor C	(530)	(71,606)	—	(55,514)
Class K	(458)	(23,595)	—	(16,379)
Class R	(690)	(52,796)	—	(20,443)
From return of capital:
Institutional	—	(24,704)	—	(7,657)
Investor A	—	(30,201)	—	(10,622)
Investor C	—	(3,278)	—	(657)
Class K	—	(534)	—	(62)
Class R	—	(1,601)	—	(227)

Decrease in net assets resulting from distributions to shareholders	(1,015,499)	(2,543,017)	(1,011,873)	(2,384,781)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(5,770,015)	5,421,219	(1,843,770)	4,313,067

Net Assets
Total increase (decrease) in net assets	(2,572,574)	1,266,179	1,251,278	474,823
Beginning of year	65,062,396	63,796,217	56,060,292	55,585,469

End of year	$62,489,822	$65,062,396	$57,311,570	$56,060,292

Distributions in excess of net investment income, end of year	$(126,885)	$(153,490)	$(184,075)	$(86,387)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	19

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic 2045 Fund		BlackRock LifePath Dynamic 2055 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$570,798	$477,938	$286,378	$202,061
Net realized gain	89,669	1,285,632	206,973	470,460
Net change in unrealized appreciation (depreciation)	2,159,590	(2,669,151)	1,004,506	(1,101,709)

Net increase (decrease) in net assets resulting from operations	2,820,057	(905,581)	1,497,857	(429,188)

Distributions to Shareholders[1]
From net investment income:
Institutional	(309,840)	(237,262)	(167,409)	(104,375)
Investor A	(312,572)	(225,525)	(159,602)	(90,276)
Investor C	(13,077)	(9,617)	(4,795)	(3,186)
Class K	(23,483)	(3,515)	(6,337)	(700)
Class R	(27,891)	(6,511)	(7,547)	(2,224)
From net realized gain:
Institutional	—	(459,944)	—	(159,148)
Investor A	—	(510,798)	—	(163,009)
Investor C	—	(48,009)	—	(12,905)
Class K	—	(12,210)	—	(1,036)
Class R	—	(17,867)	—	(5,133)

Decrease in net assets resulting from distributions to shareholders	(686,863)	(1,531,258)	(345,690)	(541,992)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(252,743)	2,333,808	2,370,014	3,808,319

Net Assets
Total increase (decrease) in net assets	1,880,451	(103,031)	3,522,181	2,837,139
Beginning of year	34,486,223	34,589,254	15,827,778	12,990,639

End of year	$36,366,674	$34,486,223	$19,349,959	$15,827,778

Distributions in excess of net investment income, end of year	$(141,041)	$(24,976)	$(65,958)	$(6,603)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Dynamic 2025 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.05	$12.80	$13.11	$12.19	$11.07

Net investment income[1]	0.21	0.19	0.21	0.21	0.22
Net realized and unrealized gain (loss)	0.61	(0.44)	0.48	1.22	1.11

Net increase (decrease) from investment operations	0.82	(0.25)	0.69	1.43	1.33

Distributions:[2]
From net investment income	(0.21)	(0.21)	(0.21)	(0.19)	(0.21)
From net realized gain	(0.00)[3]	(0.28)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.21)	(0.50)	(1.00)	(0.51)	(0.21)

Net asset value, end of year	$12.66	$12.05	$12.80	$13.11	$12.19

Total Return[4]
Based on net asset value	6.88%	(1.92)%	5.23%	11.84%	12.07%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.58%	0.74%	0.75%	0.79%	0.86%

Total expenses after fees waived	0.57%	0.71%	0.73%	0.75%	0.76%

Net investment income	1.74%	1.51%	1.53%	1.60%	1.85%

Supplemental Data
Net assets, end of year (000)	$26,146	$27,821	$23,625	$25,882	$15,816

Portfolio turnover rate of the LifePath Master Portfolio	54% [8]	51% [9]	50% [10]	30% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	21

Financial Highlights (continued)	BlackRock LifePath Dynamic 2025 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.04	$12.78	$13.10	$12.19	$11.06

Net investment income[1]	0.18	0.16	0.17	0.18	0.18
Net realized and unrealized gain (loss)	0.60	(0.43)	0.48	1.22	1.12

Net increase (decrease) from investment operations	0.78	(0.27)	0.65	1.40	1.30

Distributions:[2]
From net investment income	(0.18)	(0.18)	(0.18)	(0.17)	(0.17)
From net realized gain	(0.00)[3]	(0.28)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.18)	(0.47)	(0.97)	(0.49)	(0.17)

Net asset value, end of year	$12.64	$12.04	$12.78	$13.10	$12.19

Total Return[4]
Based on net asset value	6.54%	(2.17)%	4.95%	11.52%	11.84%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.83%	0.99%	1.00%	1.05%	1.11%

Total expenses after fees waived	0.82%	0.96%	0.98%	1.00%	1.01%

Net investment income	1.50%	1.26%	1.31%	1.37%	1.54%

Supplemental Data
Net assets, end of year (000)	$28,135	$30,373	$35,324	$29,049	$13,981

Portfolio turnover rate of the LifePath Master Portfolio	54% [8]	51% [9]	50% [10]	30% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2025 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.99	$12.72	$13.06	$12.15	$11.05

Net investment income[1]	0.08	0.06	0.07	0.07	0.10
Net realized and unrealized gain (loss)	0.59	(0.42)	0.47	1.23	1.11

Net increase (decrease) from investment operations	0.67	(0.36)	0.54	1.30	1.21

Distributions:[2]
From net investment income	(0.08)	(0.09)	(0.09)	(0.07)	(0.11)
From net realized gain	(0.00)[3]	(0.27)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.08)	(0.37)	(0.88)	(0.39)	(0.11)

Net asset value, end of year	$12.58	$11.99	$12.72	$13.06	$12.15

Total Return[4]
Based on net asset value	5.61%	(2.86)%	4.08%	10.73%	10.99%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.63%	1.75%	1.75%	1.80%	1.85%

Total expenses after fees waived	1.62%	1.72%	1.73%	1.76%	1.76%

Net investment income	0.69%	0.51%	0.56%	0.57%	0.87%

Supplemental Data
Net assets, end of year (000)	$2,339	$2,900	$2,849	$1,997	$992

Portfolio turnover rate of the LifePath Master Portfolio	54% [8]	51% [9]	50% [10]	30% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	23

Financial Highlights (continued)	BlackRock LifePath Dynamic 2025 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.03	$12.78	$13.10	$12.22	$11.09

Net investment income[1]	0.25	0.25	0.26	0.20	0.26
Net realized and unrealized gain (loss)	0.59	(0.45)	0.46	1.20	1.11

Net increase (decrease) from investment operations	0.84	(0.20)	0.72	1.40	1.37

Distributions:[2]
From net investment income	(0.24)	(0.26)	(0.25)	(0.20)	(0.24)
From net realized gain	(0.00)[3]	(0.28)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.24)	(0.55)	(1.04)	(0.52)	(0.24)

Net asset value, end of year	$12.63	$12.03	$12.78	$13.10	$12.22

Total Return[4]
Based on net asset value	7.02%	(1.64)%	5.51%	11.47%	12.44%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.38%	0.41%	0.40%	0.44%	0.51%

Total expenses after fees waived	0.37%	0.38%	0.37%	0.40%	0.41%

Net investment income	2.02%	2.00%	1.91%	1.57%	2.20%

Supplemental Data
Net assets, end of year (000)	$2,902	$1,278	$317	$102	$1,941

Portfolio turnover rate of the LifePath Master Portfolio	54% [8]	51% [9]	50% [10]	30% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40% and 0.49% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2025 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.04	$12.79	$13.11	$12.19	$11.09

Net investment income[1]	0.16	0.13	0.14	0.13	0.18
Net realized and unrealized gain (loss)	0.59	(0.43)	0.48	1.24	1.08

Net increase (decrease) from investment operations	0.75	(0.30)	0.62	1.37	1.26

Distributions:[2]
From net investment income	(0.16)	(0.17)	(0.15)	(0.13)	(0.16)
From net realized gain	(0.00)[3]	(0.27)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.16)	(0.45)	(0.94)	(0.45)	(0.16)

Net asset value, end of year	$12.63	$12.04	$12.79	$13.11	$12.19

Total Return[4]
Based on net asset value	6.28%	(2.36)%	4.69%	11.26%	11.45%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.03%	1.24%	1.26%	1.30%	1.35%

Total expenses after fees waived	1.02%	1.21%	1.23%	1.25%	1.26%

Net investment income	1.32%	1.06%	1.04%	1.05%	1.54%

Supplemental Data
Net assets, end of year (000)	$2,967	$2,690	$1,682	$1,484	$1,282

Portfolio turnover rate of the LifePath Master Portfolio	54% [8]	51% [9]	50% [10]	30% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.13%	0.13%	0.10%	0.10%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	25

Financial Highlights	BlackRock LifePath Dynamic 2035 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.58	$13.43	$13.77	$12.51	$11.18

Net investment income[1]	0.23	0.21	0.22	0.24	0.24
Net realized and unrealized gain (loss)	0.72	(0.49)	0.54	1.67	1.30

Net increase (decrease) from investment operations	0.95	(0.28)	0.76	1.91	1.54

Distributions:[2]
From net investment income	(0.25)	(0.22)	(0.22)	(0.23)	(0.21)
From net realized gain	—	(0.35)	(0.88)	(0.42)	—
From return of capital	—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.25)	(0.57)	(1.10)	(0.65)	(0.21)

Net asset value, end of year	$13.28	$12.58	$13.43	$13.77	$12.51

Total Return[4]
Based on net asset value	7.61%	(2.15)%	5.51%	15.33%	13.85%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.57%	0.72%	0.74%	0.80%	0.89%

Total expenses after fees waived	0.55%	0.68%	0.71%	0.75%	0.75%

Net investment income	1.77%	1.54%	1.55%	1.78%	1.98%

Supplemental Data
Net assets, end of year (000)	$19,650	$22,071	$22,004	$22,266	$12,853

Portfolio turnover rate of the LifePath Master Portfolio	76% [8]	44% [9]	54% [10]	39% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.42%, 0.43%, 0.43% and 0.56% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.16%	0.15%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2035 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.56	$13.41	$13.77	$12.51	$11.17

Net investment income[1]	0.19	0.17	0.19	0.21	0.20
Net realized and unrealized gain (loss)	0.73	(0.48)	0.52	1.67	1.32

Net increase (decrease) from investment operations	0.92	(0.31)	0.71	1.88	1.52

Distributions:[2]
From net investment income	(0.22)	(0.19)	(0.19)	(0.20)	(0.18)
From net realized gain	—	(0.35)	(0.88)	(0.42)	—
From return of capital	—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.22)	(0.54)	(1.07)	(0.62)	(0.18)

Net asset value, end of year	$13.26	$12.56	$13.41	$13.77	$12.51

Total Return[4]
Based on net asset value	7.37%	(2.40)%	5.17%	15.08%	13.63%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.82%	0.97%	0.99%	1.05%	1.14%

Total expenses after fees waived	0.80%	0.93%	0.96%	1.00%	1.00%

Net investment income	1.52%	1.30%	1.33%	1.55%	1.63%

Supplemental Data
Net assets, end of year (000)	$29,768	$30,359	$31,048	$21,423	$9,966

Portfolio turnover rate of the LifePath Master Portfolio	76% [8]	44% [9]	54% [10]	39% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.43%, 0.43%, 0.43% and 0.56% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.16%	0.15%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	27

Financial Highlights (continued)	BlackRock LifePath Dynamic 2035 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.47	$13.32	$13.69	$12.45	$11.14

Net investment income[1]	0.09	0.07	0.08	0.11	0.11
Net realized and unrealized gain (loss)	0.71	(0.48)	0.53	1.66	1.30

Net increase (decrease) from investment operations	0.80	(0.41)	0.61	1.77	1.41

Distributions:[2]
From net investment income	(0.12)	(0.09)	(0.10)	(0.11)	(0.10)
From net realized gain	—	(0.35)	(0.88)	(0.42)	—
From return of capital	—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.12)	(0.44)	(0.98)	(0.53)	(0.10)

Net asset value, end of year	$13.15	$12.47	$13.32	$13.69	$12.45

Total Return[4]
Based on net asset value	6.42%	(3.13)%	4.43%	14.22%	12.70%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.62%	1.72%	1.74%	1.81%	1.89%

Total expenses after fees waived	1.60%	1.69%	1.71%	1.75%	1.75%

Net investment income	0.74%	0.55%	0.58%	0.81%	0.92%

Supplemental Data
Net assets, end of year (000)	$2,112	$2,007	$1,816	$1,028	$533

Portfolio turnover rate of the LifePath Master Portfolio	76% [8]	44% [9]	54% [10]	39% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.43%, 0.43%, 0.43% and 0.56% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.16%	0.15%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2035 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.74	$13.60	$13.94	$12.55	$11.20

Net investment income[1]	0.27	0.30	0.23	0.22	0.27
Net realized and unrealized gain (loss)	0.72	(0.54)	0.57	1.82	1.32

Net increase (decrease) from investment operations	0.99	(0.24)	0.80	2.04	1.59

Distributions:[2]
From net investment income	(0.28)	(0.27)	(0.26)	(0.23)	(0.24)
From net realized gain	—	(0.35)	(0.88)	(0.42)	—
From return of capital	—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.28)	(0.62)	(1.14)	(0.65)	(0.24)

Net asset value, end of year	$13.45	$12.74	$13.60	$13.94	$12.55

Total Return[4]
Based on net asset value	7.82%	(1.83)%	5.73%	16.32%	14.30%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.36%	0.39%	0.38%	0.45%	0.55%

Total expenses after fees waived	0.35%	0.35%	0.35%	0.38%	0.40%

Net investment income	2.07%	2.30%	1.91%	1.65%	2.26%

Supplemental Data
Net assets, end of year (000)	$2,702	$757	$138	$95	$1,999

Portfolio turnover rate of the LifePath Master Portfolio	76% [8]	44% [9]	54% [10]	39% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.43%, 0.43%, 0.43% and 0.57% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.16%	0.15%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	29

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2035 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.58	$13.44	$13.78	$12.52	$11.19

Net investment income[1]	0.18	0.14	0.14	0.17	0.21
Net realized and unrealized gain (loss)	0.71	(0.49)	0.54	1.67	1.28

Net increase (decrease) from investment operations	0.89	(0.35)	0.68	1.84	1.49

Distributions:[2]
From net investment income	(0.21)	(0.16)	(0.14)	(0.16)	(0.16)
From net realized gain	—	(0.35)	(0.88)	(0.42)	—
From return of capital	—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.21)	(0.51)	(1.02)	(0.58)	(0.16)

Net asset value, end of year	$13.26	$12.58	$13.44	$13.78	$12.52

Total Return[4]
Based on net asset value	7.10%	(2.65)%	4.96%	14.74%	13.37%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.02%	1.21%	1.24%	1.30%	1.38%

Total expenses after fees waived	1.00%	1.18%	1.21%	1.25%	1.25%

Net investment income	1.41%	1.09%	1.03%	1.25%	1.71%

Supplemental Data
Net assets, end of year (000)	$3,078	$867	$579	$474	$359

Portfolio turnover rate of the LifePath Master Portfolio	76% [8]	44% [9]	54% [10]	39% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.41%, 0.43%, 0.43%, 0.43% and 0.55% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.16%	0.15%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Dynamic 2045 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.10	$14.05	$14.39	$12.74	$11.24

Net investment income[1]	0.23	0.21	0.23	0.27	0.25
Net realized and unrealized gain (loss)	0.83	(0.54)	0.58	2.07	1.47

Net increase (decrease) from investment operations	1.06	(0.33)	0.81	2.34	1.72

Distributions:[2]
From net investment income	(0.28)	(0.21)	(0.23)	(0.25)	(0.22)
From net realized gain	—	(0.41)	(0.92)	(0.44)	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.28)	(0.62)	(1.15)	(0.69)	(0.22)

Net asset value, end of year	$13.88	$13.10	$14.05	$14.39	$12.74

Total Return[4]
Based on net asset value	8.14%	(2.37)%	5.66%	18.49%	15.34%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.56%	0.71%	0.75%	0.85%	1.06%

Total expenses after fees waived	0.53%	0.66%	0.69%	0.74%	0.75%

Net investment income	1.76%	1.53%	1.57%	1.94%	2.04%

Supplemental Data
Net assets, end of year (000)	$14,864	$15,105	$15,678	$12,832	$7,066

Portfolio turnover rate of the LifePath Master Portfolio	75% [8]	50% [8]	54% [9]	38% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.44%, 0.48%, 0.49%, 0.51% and 0.83% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.16%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	31

Financial Highlights (continued)	BlackRock LifePath Dynamic 2045 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.09	$14.04	$14.39	$12.75	$11.25

Net investment income[1]	0.20	0.18	0.20	0.25	0.21
Net realized and unrealized gain (loss)	0.83	(0.54)	0.57	2.05	1.47

Net increase (decrease) from investment operations	1.03	(0.36)	0.77	2.30	1.68

Distributions:[2]
From net investment income	(0.25)	(0.18)	(0.20)	(0.22)	(0.18)
From net realized gain	—	(0.41)	(0.92)	(0.44)	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.25)	(0.59)	(1.12)	(0.66)	(0.18)

Net asset value, end of year	$13.87	$13.09	$14.04	$14.39	$12.75

Total Return[4]
Based on net asset value	7.90%	(2.61)%	5.37%	18.17%	15.03%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.81%	0.96%	1.00%	1.10%	1.31%

Total expenses after fees waived	0.78%	0.91%	0.94%	0.99%	0.99%

Net investment income	1.52%	1.28%	1.35%	1.77%	1.75%

Supplemental Data
Net assets, end of year (000)	$17,206	$16,744	$16,814	$11,044	$3,512

Portfolio turnover rate of the LifePath Master Portfolio	75% [8]	50% [8]	54% [9]	38% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.44%, 0.48%, 0.49%, 0.51% and 0.83% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.16%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2045 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.94	$13.90	$14.26	$12.65	$11.18

Net investment income[1]	0.09	0.07	0.09	0.13	0.13
Net realized and unrealized gain (loss)	0.82	(0.54)	0.57	2.05	1.45

Net increase (decrease) from investment operations	0.91	(0.47)	0.66	2.18	1.58

Distributions:[2]
From net investment income	(0.14)	(0.08)	(0.10)	(0.13)	(0.11)
From net realized gain	—	(0.41)	(0.92)	(0.44)	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.14)	(0.49)	(1.02)	(0.57)	(0.11)

Net asset value, end of year	$13.71	$12.94	$13.90	$14.26	$12.65

Total Return[4]
Based on net asset value	7.04%	(3.43)%	4.63%	17.31%	14.15%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.61%	1.72%	1.75%	1.85%	2.04%

Total expenses after fees waived	1.58%	1.67%	1.69%	1.74%	1.75%

Net investment income	0.70%	0.53%	0.61%	0.97%	1.07%

Supplemental Data
Net assets, end of year (000)	$1,247	$1,420	$1,549	$935	$463

Portfolio turnover rate of the LifePath Master Portfolio	75% [8]	50% [8]	54% [9]	38% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.44%, 0.48%, 0.49%, 0.51% and 0.81% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.16%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	33

Financial Highlights (continued)	BlackRock LifePath Dynamic 2045 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.22	$14.18	$14.50	$12.77	$11.26

Net investment income[1]	0.27	0.40	0.29	0.21	0.30
Net realized and unrealized gain (loss)	0.83	(0.68)	0.55	2.21	1.46

Net increase (decrease) from investment operations	1.10	(0.28)	0.84	2.42	1.76

Distributions:[2]
From net investment income	(0.31)	(0.27)	(0.24)	(0.25)	(0.25)
From net realized gain	—	(0.41)	(0.92)	(0.44)	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.31)	(0.68)	(1.16)	(0.69)	(0.25)

Net asset value, end of year	$14.01	$13.22	$14.18	$14.50	$12.77

Total Return[4]
Based on net asset value	8.38%	(2.04)%	5.80%	19.11%	15.72%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.36%	0.40%	0.38%	0.49%	0.70%

Total expenses after fees waived	0.33%	0.34%	0.33%	0.38%	0.39%

Net investment income	2.02%	3.08%	1.92%	1.60%	2.41%

Supplemental Data
Net assets, end of year (000)	$1,271	$524	$28	$29	$697

Portfolio turnover rate of the LifePath Master Portfolio	75% [8]	50% [8]	54% [9]	38% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.44%, 0.49%, 0.48%, 0.55% and 0.83% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.16%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2045 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.09	$14.04	$14.38	$12.73	$11.24

Net investment income[1]	0.19	0.15	0.15	0.19	0.23
Net realized and unrealized gain (loss)	0.80	(0.53)	0.58	2.08	1.42

Net increase (decrease) from investment operations	0.99	(0.38)	0.73	2.27	1.65

Distributions:[2]
From net investment income	(0.23)	(0.16)	(0.15)	(0.18)	(0.16)
From net realized gain	—	(0.41)	(0.92)	(0.44)	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.23)	(0.57)	(1.07)	(0.62)	(0.16)

Net asset value, end of year	$13.85	$13.09	$14.04	$14.38	$12.73

Total Return[4]
Based on net asset value	7.64%	(2.80)%	5.08%	17.91%	14.77%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.01%	1.21%	1.25%	1.35%	1.55%

Total expenses after fees waived	0.99%	1.15%	1.19%	1.24%	1.25%

Net investment income	1.39%	1.09%	1.04%	1.36%	1.84%

Supplemental Data
Net assets, end of year (000)	$1,780	$693	$520	$560	$423

Portfolio turnover rate of the LifePath Master Portfolio	75% [8]	50% [8]	54% [9]	38% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.44%, 0.48%, 0.49%, 0.52% and 0.82% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.16%	0.11%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	35

Financial Highlights	BlackRock LifePath Dynamic 2055 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.46	$14.33	$14.64	$12.74	$11.13

Net investment income[1]	0.24	0.22	0.23	0.30	0.27
Net realized and unrealized gain (loss)	0.86	(0.57)	0.63	2.36	1.56

Net increase (decrease) from investment operations	1.10	(0.35)	0.86	2.66	1.83

Distributions:[2]
From net investment income	(0.28)	(0.21)	(0.23)	(0.26)	(0.21)
From net realized gain	—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.28)	(0.52)	(1.17)	(0.76)	(0.22)

Net asset value, end of year	$14.28	$13.46	$14.33	$14.64	$12.74

Total Return[3]
Based on net asset value	8.20%	(2.52)%	5.90%	20.99%	16.46%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.59%	0.79%	0.82%	1.05%	2.00%

Total expenses after fees waived	0.54%	0.66%	0.67%	0.74%	0.75%

Net investment income	1.73%	1.53%	1.54%	2.11%	2.17%

Supplemental Data
Net assets, end of year (000)	$8,626	$7,381	$6,773	$4,546	$1,981

Portfolio turnover rate of the LifePath Master Portfolio	80% [7]	49% [7]	48% [8]	67% [8]	7% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.52%, 0.62%, 0.66%, 0.83% and 2.22% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.18%	0.12%	0.11%

[7]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2055 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.44	$14.30	$14.62	$12.73	$11.13

Net investment income[1]	0.20	0.19	0.20	0.28	0.23
Net realized and unrealized gain (loss)	0.85	(0.56)	0.62	2.34	1.56

Net increase (decrease) from investment operations	1.05	(0.37)	0.82	2.62	1.79

Distributions:[2]
From net investment income	(0.24)	(0.18)	(0.20)	(0.23)	(0.18)
From net realized gain	—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.24)	(0.49)	(1.14)	(0.73)	(0.19)

Net asset value, end of year	$14.25	$13.44	$14.30	$14.62	$12.73

Total Return[3]
Based on net asset value	7.90%	(2.67)%	5.60%	20.71%	16.09%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.84%	1.04%	1.08%	1.30%	2.29%

Total expenses after fees waived	0.79%	0.91%	0.92%	0.99%	1.00%

Net investment income	1.49%	1.30%	1.32%	1.98%	1.88%

Supplemental Data
Net assets, end of year (000)	$9,317	$7,561	$5,543	$3,951	$1,043

Portfolio turnover rate of the LifePath Master Portfolio	80% [7]	49% [7]	48% [8]	67% [8]	7% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.52%, 0.62%, 0.66%, 0.82% and 2.28% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.18%	0.12%	0.11%

[7]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	37

Financial Highlights (continued)	BlackRock LifePath Dynamic 2055 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.31	$14.18	$14.51	$12.64	$11.06

Net investment income[1]	0.09	0.08	0.08	0.15	0.13
Net realized and unrealized gain (loss)	0.85	(0.56)	0.62	2.35	1.56

Net increase (decrease) from investment operations	0.94	(0.48)	0.70	2.50	1.69

Distributions:[2]
From net investment income	(0.14)	(0.08)	(0.09)	(0.13)	(0.10)
From net realized gain	—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.14)	(0.39)	(1.03)	(0.63)	(0.11)

Net asset value, end of year	$14.11	$13.31	$14.18	$14.51	$12.64

Total Return[3]
Based on net asset value	7.05%	(3.48)%	4.85%	19.81%	15.27%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.65%	1.80%	1.83%	2.06%	3.12%

Total expenses after fees waived	1.59%	1.67%	1.67%	1.75%	1.75%

Net investment income	0.70%	0.54%	0.56%	1.07%	1.05%

Supplemental Data
Net assets, end of year (000)	$499	$543	$528	$313	$231

Portfolio turnover rate of the LifePath Master Portfolio	80% [7]	49% [7]	48% [8]	67% [8]	7% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.52%, 0.62%, 0.66%, 0.83% and 2.42% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[7]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.18%	0.12%	0.11%

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2055 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.62	$14.49	$14.77	$12.77	$11.15

Net investment income[1]	0.28	0.28	0.30	0.22	0.35
Net realized and unrealized gain (loss)	0.86	(0.58)	0.62	2.54	1.52

Net increase (decrease) from investment operations	1.14	(0.30)	0.92	2.76	1.87

Distributions:[2]
From net investment income	(0.31)	(0.26)	(0.26)	(0.26)	(0.24)
From net realized gain	—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.31)	(0.57)	(1.20)	(0.76)	(0.25)

Net asset value, end of year	$14.45	$13.62	$14.49	$14.77	$12.77

Total Return[3]
Based on net asset value	8.42%	(2.15)%	6.26%	21.74%	16.83%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.37%	0.46%	0.46%	0.75%	1.27%

Total expenses after fees waived	0.33%	0.32%	0.32%	0.38%	0.40%

Net investment income	2.01%	1.97%	1.93%	1.61%	2.80%

Supplemental Data
Net assets, end of year (000)	$425	$52	$29	$30	$448

Portfolio turnover rate of the LifePath Master Portfolio	80% [7]	49% [7]	48% [8]	67% [8]	7% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.52%, 0.63%, 0.65%, 0.95% and 1.71% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.18%	0.12%	0.11%

[7]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	39

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2055 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.44	$14.32	$14.62	$12.72	$11.12

Net investment income[1]	0.18	0.15	0.15	0.22	0.19
Net realized and unrealized gain (loss)	0.85	(0.57)	0.63	2.37	1.56

Net increase (decrease) from investment operations	1.03	(0.42)	0.78	2.59	1.75

Distributions:[2]
From net investment income	(0.22)	(0.15)	(0.14)	(0.19)	(0.14)
From net realized gain	—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.22)	(0.46)	(1.08)	(0.69)	(0.15)

Net asset value, end of year	$14.25	$13.44	$14.32	$14.62	$12.72

Total Return[3]
Based on net asset value	7.74%	(3.00)%	5.37%	20.44%	15.75%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.04%	1.29%	1.32%	1.56%	2.75%

Total expenses after fees waived	0.99%	1.15%	1.17%	1.25%	1.25%

Net investment income	1.30%	1.07%	0.98%	1.58%	1.53%

Supplemental Data
Net assets, end of year (000)	$483	$292	$118	$106	$59

Portfolio turnover rate of the LifePath Master Portfolio	80% [7]	49% [7]	48% [8]	67% [8]	7% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated fees waived of 0.51%, 0.62%, 0.65%, 0.84% and 2.60% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of the LifePath Master Portfolio’s allocated net expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.18%	0.18%	0.12%	0.11%

[7]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes the LifePath Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes the LifePath Master Portfolio’s purchases and sales of the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Funds” or individually, as a “LifePath Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic 2025 Fund	LifePath 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath 2055 Fund	Diversified

Each LifePath Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Master Portfolio has the same investment objective and strategies as its corresponding LifePath Fund. The value of each LifePath Fund’s investment in its corresponding LifePath Master Portfolio reflects the LifePath Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. The performance of the LifePath Funds is directly affected by the performance of its corresponding LifePath Master Portfolios. At December 31, 2016, the percentage of the LifePath Master Portfolio owned by the corresponding LifePath Fund was 99.9% for each of LifePath 2025 Fund, LifePath 2035 Fund and LifePath 2045 Fund and 99.8% for LifePath 2055 Fund. As such, the financial statements of the LifePath Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Funds’ financial statements.

The LifePath Funds offer multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R	No	No	None
Investor A	Yes	No1	None
Investor C	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the LifePath Master Portfolios are accounted for on a trade date basis. The LifePath Funds record their proportionate share of the LifePath Master Portfolios’ income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Fund, which cannot be predicted with any certainty.

BLACKROCK FUNDS III	DECEMBER 31, 2016	41

Notes to Financial Statements (continued)	BlackRock Funds III

Other: Expenses directly related to a LifePath Fund or its classes are charged to that LifePath Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Funds and other shared expenses prorated to the LifePath Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Funds’ policy is to value its financial instruments at fair value. Each LifePath Fund records its investment in the LifePath Master Portfolio at fair value based on the LifePath Funds’ proportionate interest in the net assets of the LifePath Master Portfolio. Valuation of securities held by the LifePath Master Portfolio is discussed in Note 3 of the LifePath Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Funds. BAL is entitled to receive for these administration services an annual fee 0.35% of on the average daily net assets of each LifePath Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Funds and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2016, the following table shows the class specific administration fees borne directly by each class of each LifePath Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath 2025 Fund	$96,499	$103,826	$9,881	$3,242	$9,721	$223,169
LifePath 2035 Fund	$72,913	$106,508	$7,789	$2,519	$7,105	$196,834
LifePath 2045 Fund	$53,062	$59,236	$5,271	$1,423	$4,086	$123,078
LifePath 2055 Fund	$28,885	$30,514	$1,892	$355	$1,278	$62,924

Service and Distribution Fees: The Trust, on behalf of the LifePath Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Fund as follows:

	Distribution Fees	Service Fees
Investor A	—	0.25%
Investor C	0.75%	0.25%
Class R	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended December 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Fund:

	Investor A	Investor C	Class R	Total
LifePath 2025 Fund	$74,144	$24,643	$16,243	$115,030
LifePath 2035 Fund	$76,081	$19,477	$11,902	$107,460
LifePath 2045 Fund	$42,318	$13,159	$6,841	$62,318
LifePath 2055 Fund	$21,837	$4,723	$2,136	$28,696

42	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

Other Fees: For the year ended December 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Fund’s Investor A Shares as follows:

	LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2045 Fund	LifePath 2055 Fund
Investor A	$592	$931	$2,716	$239

For the year ended December 31, 2016, affiliates received CDSCs as follows:

	LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2045 Fund	LifePath 2055 Fund
Investor C	$104	$832	$48	$10

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Funds. BAL has contractually agreed to reimburse the LifePath Funds or to provide an offsetting credit against the administration fees paid by the LifePath Funds in an amount equal to these independent expenses through April 30, 2017. For the year ended December 31, 2016, the Funds waived the following amounts:

	LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2045 Fund	LifePath 2055 Fund
Amount waived	$9,576	$9,576	$9,563	$9,576

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each LifePath Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Fund’s investment policies and restrictions. Each LifePath Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A LifePath Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A LifePath Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the LifePath Fund’s investment restrictions. If a LifePath Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the LifePath Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the LifePath Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each LifePath Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Funds as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the reclassification of distributions were reclassified to the following accounts:

LifePath 2055 Fund
Undistributed Net Investment Income	$(43)
Accumulated net realized gain (loss)	$43

BLACKROCK FUNDS III	DECEMBER 31, 2016	43

Notes to Financial Statements (continued)	BlackRock Funds III

The tax character of distributions paid was as follows:

		LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2045 Fund	LifePath 2055 Fund
Ordinary Income	12/31/16	$1,015,499	$1,011,873	$686,863	$345,690
	12/31/15	$1,146,932	$924,943	$514,964	$203,965
Long-term capital gains	12/31/16	—	—	—	—
	12/31/15	1,335,767	1,440,613	1,016,294	338,027
Tax return of capital	12/31/16	—	—	—	—
	12/31/15	60,318	19,225	—	—

Total	12/31/16	$1,015,499	$1,011,873	$686,863	$345,690

	12/31/15	$2,543,017	$2,384,781	$1,531,258	$541,992

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath 2025 Fund	LifePath 2035 Fund	LifePath 2035 Fund	LifePath 2045 Fund
Undistributed ordinary income	$175,718	$61,257	$29,412	$60,456
Undistributed long-term capital gains	666,244	627,597	393,554	222,089
Net unrealized gains[1]	901,163	1,054,904	824,465	508,402
Qualified late-year losses[2]	(44,573)	(30,429)	(7,601)	(3,786)

Total	$1,698,552	$1,713,329	$1,239,830	$787,161

[1]	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

[2]	The LifePath Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	550,135	$6,743,810	1,695,717	$22,026,427
Shares issued in reinvestment of distributions	37,741	471,155	90,453	1,115,230
Shares redeemed	(829,993)	(10,271,144)	(1,324,284)	(17,169,467)

Net increase (decrease)	(242,117)	$(3,056,179)	461,886	$5,972,190

Investor A
Shares sold	454,024	$5,592,787	484,539	$6,176,197
Shares issued in reinvestment of distributions	35,587	443,943	97,698	1,205,545
Shares redeemed	(786,156)	(9,717,688)	(823,014)	(10,365,276)

Net decrease	(296,545)	$(3,680,958)	(240,777)	$(2,983,534)

Investor C
Shares sold	76,467	$938,366	191,836	$2,439,322
Shares issued in reinvestment of distributions	1,264	15,704	8,028	98,474
Shares redeemed	(133,789)	(1,611,577)	(181,855)	(2,252,503)

Net increase (decrease)	(56,058)	$(657,507)	18,009	$285,293

Class K
Shares sold	284,110	$3,531,506	135,809	$1,698,832
Shares issued in reinvestment of distributions	3,210	40,210	3,199	39,154
Shares redeemed	(163,809)	(2,047,022)	(57,521)	(713,464)

Net increase	123,511	$1,524,694	81,487	$1,024,522

44	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath 2025 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	157,223	$1,928,376	198,458	$2,505,656
Shares issued in reinvestment of distributions	3,487	43,502	6,691	82,119
Shares redeemed	(149,248)	(1,871,943)	(113,165)	(1,465,027)

Net increase	11,462	$99,935	91,984	$1,122,748

Total Net Increase (Decrease)	(459,747)	$(5,770,015)	412,589	$5,421,219

LifePath 2035 Fund
Institutional
Shares sold	492,928	$6,248,393	935,048	$12,689,214
Shares issued in reinvestment of distributions	30,181	393,268	75,760	977,461
Shares redeemed	(798,063)	(10,177,783)	(894,648)	(12,126,312)

Net increase (decrease)	(274,954)	$(3,536,122)	116,160	$1,540,363

Investor A
Shares sold	522,606	$6,679,704	561,099	$7,536,029
Shares issued in reinvestment of distributions	39,742	517,666	99,598	1,283,978
Shares redeemed	(733,902)	(9,411,992)	(558,814)	(7,357,563)

Net increase (decrease)	(171,554)	$(2,214,622)	101,883	$1,462,444

Investor C
Shares sold	71,580	$901,826	105,262	$1,406,620
Shares issued in reinvestment of distributions	1,405	18,205	5,495	70,017
Shares redeemed	(73,362)	(907,992)	(86,166)	(1,137,058)

Net increase (decrease)	(377)	$12,039	24,591	$339,579

Class K
Shares sold	212,230	$2,746,391	48,795	$636,575
Shares issued in reinvestment of distributions	2,884	38,470	1,730	22,287
Shares redeemed	(73,580)	(930,734)	(1,248)	(17,127)

Net increase	141,534	$1,854,127	49,277	$641,735

Class R
Shares sold	196,159	$2,474,179	55,006	$724,120
Shares issued in reinvestment of distributions	3,364	43,911	2,302	29,614
Shares redeemed	(36,293)	(477,282)	(31,541)	(424,788)

Net increase	163,230	$2,040,808	25,767	$328,946

Total Net Increase (Decrease)	(142,121)	$(1,843,770)	317,678	$4,313,067

LifePath 2045 Fund
Institutional
Shares sold	464,396	$6,144,244	559,557	$7,929,643
Shares issued in reinvestment of distributions	22,819	309,840	51,781	697,205
Shares redeemed	(569,372)	(7,613,164)	(573,820)	(8,169,111)

Net increase (decrease)	(82,157)	$(1,159,080)	37,518	$457,737

Investor A
Shares sold	323,284	$4,311,066	380,095	$5,344,885
Shares issued in reinvestment of distributions	22,997	312,571	54,687	736,323
Shares redeemed	(384,684)	(5,129,876)	(352,998)	(4,912,618)

Net increase (decrease)	(38,403)	$(506,239)	81,784	$1,168,590

BLACKROCK FUNDS III	DECEMBER 31, 2016	45

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath 2045 Fund (concluded)
Investor C
Shares sold	40,949	$533,048	67,371	$938,567
Shares issued in reinvestment of distributions	972	13,076	4,325	57,482
Shares redeemed	(60,712)	(780,521)	(73,452)	(999,367)

Net decrease	(18,791)	$(234,397)	(1,756)	$(3,318)

Class K
Shares sold	67,995	$907,206	37,110	$497,656
Shares issued in reinvestment of distributions	1,658	22,866	1,078	14,363
Shares redeemed	(18,571)	(258,657)	(581)	(7,775)

Net increase	51,082	$671,415	37,607	$504,244

Class R
Shares sold	133,840	$1,768,664	46,692	$642,929
Shares issued in reinvestment of distributions	2,050	27,891	1,810	24,378
Shares redeemed	(60,370)	(820,997)	(32,584)	(460,752)

Net increase	75,520	$975,558	15,918	$206,555

Total Net Increase (Decrease)	(12,749)	$(252,743)	171,071	$2,333,808

LifePath 2055 Fund
Institutional
Shares sold	362,958	$4,942,755	344,455	$4,949,851
Shares issued in reinvestment of distributions	11,986	167,409	19,079	263,523
Shares redeemed	(319,155)	(4,394,418)	(287,976)	(4,174,534)

Net increase	55,789	$715,746	75,558	$1,038,840

Investor A
Shares sold	265,846	$3,618,031	255,129	$3,630,190
Shares issued in reinvestment of distributions	11,433	159,602	18,377	253,284
Shares redeemed	(186,151)	(2,566,676)	(98,266)	(1,381,504)

Net increase	91,128	$1,210,957	175,240	$2,501,970

Investor C
Shares sold	20,738	$279,541	25,419	$359,459
Shares issued in reinvestment of distributions	346	4,790	1,179	16,091
Shares redeemed	(26,482)	(350,101)	(23,073)	(320,424)

Net increase (decrease)	(5,398)	$(65,770)	3,525	$55,126

Class K
Shares sold	28,655	$397,103	1,965	$27,326
Shares issued in reinvestment of distributions	400	5,722	43	600
Shares redeemed	(3,498)	(49,459)	(160)	(2,412)

Net increase	25,557	$353,366	1,848	$25,514

Class R
Shares sold	35,087	$477,640	23,493	$330,212
Shares issued in reinvestment of distributions	506	7,077	459	6,304
Shares redeemed	(23,369)	(329,002)	(10,535)	(149,647)

Net increase	12,224	$155,715	13,417	$186,869

Total Net Increase	179,300	$2,370,014	269,588	$3,808,319

46	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	BlackRock Funds III

At December 31, 2016, shares of the LifePath Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Funds, were as follows:

	LifePath 2045 Fund	LifePath 2055 Fund
Class K	2,003	2,001
Class R	—	2,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	47

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of BlackRock Funds III and the Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund and BlackRock LifePath® Dynamic 2055 Fund (the “Funds”), each a series of BlackRock Funds III, as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the taxable year ended December 31, 2016:

	Payable Dates	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Qualified Dividend Income for Individuals[1]	03/31/16 - 12/30/16	72.57%	84.26%	91.75%	92.96%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	03/31/16 - 12/30/16	37.46%	42.76%	44.51%	44.92%
Federal Obligation Interest[2]	03/31/16 - 12/30/16	4.35%	1.09%	0.16%	0.03%
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[3]	03/31/16 - 12/30/16	41.54%	19.02%	3.20%	1.81%

[1]	The LifePath Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

48	BLACKROCK FUNDS III	DECEMBER 31, 2016

Master Portfolio Information as of December 31, 2016	Master Investment Portfolio

LifePath® Dynamic 2025 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	52%
Fixed Income Funds	35
Common Stocks	5
Short-Term Securities	11
Liabilities in Excess of Other Assets	(3)

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	26%
CoreAlpha Bond Master Portfolio	24
International Tilts Master Portfolio	9
Master BlackRock Total Return Portfolio	6
iShares Edge MSCI Multifactor USA ETF	5
iShares TIPS Bond ETF	5
BlackRock Commodity Strategies Fund	4
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	2
iShares MSCI EAFE Small-Cap ETF	2

LifePath® Dynamic 2035 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	66%
Fixed Income Funds	15
Common Stocks	10
Short-Term Securities	9

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	33%
International Tilts Master Portfolio	12
CoreAlpha Bond Master Portfolio	10
iShares Edge MSCI Multifactor USA ETF	8
BlackRock Commodity Strategies Fund	4
Master BlackRock Total Return Portfolio	3
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	3
iShares MSCI EAFE Small-Cap ETF	2
iShares TIPS Bond ETF	2

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	DECEMBER 31, 2016	49

Master Portfolio Information as of December 31, 2016 (concluded)	Master Investment Portfolio

LifePath® Dynamic 2045 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	72%
Common Stocks	14
Fixed Income Funds	2
Short-Term Securities	12

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	35%
International Tilts Master Portfolio	14
iShares Edge MSCI Multifactor USA ETF	9
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor Intl ETF	4
iShares MSCI EAFE Small-Cap ETF	3
CoreAlpha Bond Master Portfolio	2
iShares Core S&P 500 ETF	2
BlackRock Tactical Opportunities Fund	1
Simon Property Group, Inc.	1

LifePath® Dynamic 2055 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	73%
Common Stocks	14
Fixed Income Funds	1
Short-Term Securities	12

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	35%
International Tilts Master Portfolio	14
iShares Edge MSCI Multifactor USA ETF	10
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor Intl ETF	4
iShares MSCI EAFE Small-Cap ETF	3
iShares Core S&P 500 ETF	2
CoreAlpha Bond Master Portfolio	1
Simon Property Group, Inc.	1
Westfield Corp.	1

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

50	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 52.0%
Active Stock Master Portfolio	$15,972,961	$15,972,961
BlackRock Commodity Strategies Fund	323,160	2,397,848
BlackRock Tactical Opportunities Fund	138,459	1,859,507
International Tilts Master Portfolio	$5,913,673	5,913,673
iShares Core S&P 500 ETF (b)	2,883	648,646
iShares Edge MSCI Multifactor Intl ETF	53,878	1,251,586
iShares Edge MSCI Multifactor USA ETF	127,231	3,399,612
iShares MSCI EAFE Small-Cap ETF (b)	21,378	1,065,480

		32,509,313
Fixed Income Funds — 35.3%
CoreAlpha Bond Master Portfolio	$14,909,692	14,909,692
iShares TIPS Bond ETF	28,568	3,233,040
Master Total Return Portfolio	$3,953,205	3,953,205

		22,095,937
Short-Term Securities — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	1,748,046	1,748,396
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (c)	5,329,361	5,329,361

		7,077,757
Total Affiliated Investment Companies — 98.6%		61,683,007

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.1%
Ichigo Hotel REIT Investment Corp.	28	30,896
New South Resources, Ltd. (e)	47,809	51,548

		82,444
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	864	23,501
Real Estate Investment Trusts (REITs) — 3.9%
Agree Realty Corp.	394	18,144
Alexandria Real Estate Equities, Inc.	320	35,562
American Campus Communities, Inc.	849	42,255
American Homes 4 Rent, Class A	673	14,120
AvalonBay Communities, Inc.	342	60,585
Beni Stabili SpA SIIQ	30,505	17,436
Boston Properties, Inc.	853	107,290
British Land Co. PLC	6,944	53,889
CareTrust REIT, Inc.	3,009	46,098
CyrusOne, Inc.	744	33,279
DiamondRock Hospitality Co.	4,092	47,181
DuPont Fabros Technology, Inc.	1,083	47,576
EPR Properties	703	50,454
Equity One, Inc.	1,171	35,938
Essex Property Trust, Inc.	345	80,212
Eurocommercial Properties NV CVA	547	21,040
Extra Space Storage, Inc.	1,063	82,106
Federal Realty Investment Trust	532	75,602
First Industrial Realty Trust, Inc.	2,475	69,424
Gecina SA	94	12,983
General Growth Properties, Inc.	2,010	50,210

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Gramercy Property Trust	4,232	$38,850
Great Portland Estates PLC	2,121	17,424
Hammerson PLC	4,209	29,663
HCP, Inc.	3,065	91,092
Highwoods Properties, Inc.	545	27,800
Host Hotels & Resorts, Inc.	2,897	54,579
Ichigo Office REIT Investment Corp.	56	36,397
Japan Hotel REIT Investment Corp.	48	32,299
Japan Rental Housing Investments, Inc.	41	27,517
Kenedix Retail REIT Corp.	12	27,344
Kilroy Realty Corp.	597	43,712
Liberty Property Trust	1,270	50,165
Link REIT	3,500	22,691
Macerich Co.	576	40,804
Mid-America Apartment Communities, Inc.	479	46,904
NSI NV	8,103	30,584
Public Storage	123	27,490
Retail Properties of America, Inc., Class A	3,707	56,828
Rexford Industrial Realty, Inc.	1,005	23,306
RioCan Real Estate Investment Trust	749	14,856
Scentre Group	17,666	59,137
Simon Property Group, Inc.	746	132,542
SL Green Realty Corp.	289	31,082
STAG Industrial, Inc.	1,865	44,518
Sun Communities, Inc.	306	23,443
UDR, Inc.	2,059	75,112
Unibail-Rodamco SE	430	102,471
Vastned Retail NV	766	29,721
Ventas, Inc.	523	32,698
Welltower, Inc.	486	32,528
Westfield Corp.	16,392	110,833

		2,415,774
Real Estate Management & Development — 1.2%
Ayala Land, Inc.	12,800	8,224
BUWOG AG	2,371	55,042
Cheung Kong Property Holdings Ltd.	9,500	58,016
China Resources Land Ltd.	8,000	17,901
Deutsche Wohnen AG, Bearer Shares	1,125	35,287
First Capital Realty, Inc.	1,908	29,374
Global Logistic Properties Ltd.	33,600	50,878
Howard Hughes Corp. (e)	226	25,787
Inmobiliaria Colonial SA	6,326	43,780
Intiland Development Tbk PT	719,200	26,681
Kungsleden AB	3,505	22,167
LEG Immobilien AG	488	37,849
Leopalace21 Corp.	600	3,314
Mega Manunggal Property Tbk PT (e)	714,400	36,323
Megaworld Corp.	198,000	14,175
Mitsui Fudosan Co. Ltd.	1,000	23,150
Modernland Realty Tbk PT (e)	86,900	2,203
Puradelta Lestari Tbk PT	549,900	9,363
St. Modwen Properties PLC	4,410	16,591
Sun Hung Kai Properties Ltd.	7,000	88,147
Takara Leben Co., Ltd.	2,800	16,265
Unizo Holdings Co., Ltd.	3,000	79,325

Portfolio Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	REIT	Real Estate Investment Trust
CHF	Swiss Franc	ILS	Israeli New Shekel	S&P	Standard and Poor’s
CVA	Certificaten Van Aandelen (Dutch Certificate)	JPY	Japanese Yen	SEK	Swedish Krona
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	British Pound	NZD	New Zealand Dollar

BLACKROCK FUNDS III	DECEMBER 31, 2016	51

See Notes to Financial Statements.

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Wihlborgs Fastigheter AB	965	$17,911

		717,753
Road & Rail — 0.0%
MTR Corp. Ltd.	3,000	14,544
Total Common Stocks — 5.2%		3,254,016
Total Investments (Cost — $63,770,421) — 103.8%		64,937,023
Liabilities in Excess of Other Assets — (3.8)%		(2,385,760)

Net Assets — 100.0%		$62,551,263

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$13,646,396	$2,326,565	[1]	—	$15,972,961	$15,972,961	$234,667		$1,026,292
BlackRock Cash Funds: Institutional, SL Agency Shares	1,667	1,746,379	[1]	—	1,748,046	1,748,396	2,958	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares*	1,261	—		(1,261)[2]	—	—	429	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,329,361	[1]	—	5,329,361	5,329,361	2,198		369
BlackRock Commodity Strategies Fund	366,318	56,808		(99,966)	323,160	2,397,848	22,406		(309,228)
BlackRock Emerging Markets Fund, Inc.*	135,188	15,033		(150,221)	—	—	—		(248,421)
BlackRock Tactical Opportunities Fund	—	138,459		—	138,459	1,859,507	34,940		—
CoreAlpha Bond Master Portfolio	$22,012,998	—		$(7,103,306)[2]	$14,909,692	14,909,692	482,784		105,502
International Tilts Master Portfolio	$8,424,203	—		$(2,510,530)[2]	$5,913,673	5,913,673	237,875		(640,792)
iShares Core S&P 500 ETF	—	5,624		(2,741)	2,883	648,646	3,760		2,148
iShares Edge MSCI Min Vol EAFE ETF*	—	4,992		(4,992)	—	—	—		6,749
iShares Edge MSCI Min Vol EAFE USA ETF*	—	20,925		(20,925)	—	—	—		18,299
iShares Edge MSCI Multifactor Intl ETF	—	53,878		—	53,878	1,251,586	9,871		—
iShares Edge MSCI Multifactor USA ETF	—	127,231		—	127,231	3,399,612	12,317		—
iShares MSCI Canada ETF*	29,702	3,363		(33,065)	—	—	5,554		(93,283)
iShares MSCI EAFE Small-Cap ETF	24,094	3,612		(6,328)	21,378	1,065,480	31,961		(5,556)
iShares TIPS Bond ETF	23,345	11,312		(6,089)	28,568	3,233,040	41,995		(4,806)
Large Cap Index Master Portfolio*	$6,667,009	—		$(6,667,009)[2]	—	—	123,580		25,424
Master Small Cap Index Series*	$1,989,173	—		$(1,989,173)[2]	—	—	23,083		62,279
Master Total Return Portfolio	—	$3,953,205	[1]	—	$3,953,205	3,953,205	15,772		(19,825)
Total						$61,683,007	$1,286,150		$(74,849)

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Non-income producing security.

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
10	Canadian Dollar	March 2017	$744,150	$(17,969)
12	Euro Dollar	March 2017	$1,586,100	(15,778)
60	MSCI Emerging Markets E-Mini Index	March 2017	$2,576,700	(56,710)
28	Russell 2000 E-Mini Index	March 2017	$1,899,660	(36,250)
6	S&P/TSX 60 Index	March 2017	$801,609	351
Total				$(126,356)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,000	USD	11,161	BNP Paribas S.A.	1/19/17	$(304)
AUD	32,000	USD	23,528	Goldman Sachs International	1/19/17	(366)
CAD	3,000	USD	2,263	Bank of America N.A.	1/19/17	(25)
CAD	26,000	USD	19,369	Goldman Sachs International	1/19/17	23
CAD	66,000	USD	50,266	Goldman Sachs International	1/19/17	(1,040)
CHF	33,000	USD	33,556	Bank of America N.A.	1/19/17	(1,052)
EUR	8,000	USD	8,809	BNP Paribas S.A.	1/19/17	(364)
EUR	2,000	USD	2,186	Goldman Sachs International	1/19/17	(75)
GBP	1,000	USD	1,226	Bank of America N.A.	1/19/17	10
GBP	3,000	USD	3,678	Barclays Bank PLC	1/19/17	31
GBP	7,000	USD	8,717	Barclays Bank PLC	1/19/17	(63)
GBP	1,000	USD	1,233	Citibank N.A.	1/19/17	3
GBP	3,000	USD	3,708	Citibank N.A.	1/19/17	1
GBP	3,000	USD	3,772	Citibank N.A.	1/19/17	(63)
GBP	7,000	USD	8,594	Goldman Sachs International	1/19/17	59
GBP	8,000	USD	9,796	Goldman Sachs International	1/19/17	93
GBP	3,000	USD	3,677	Goldman Sachs International	1/19/17	32
GBP	7,000	USD	8,771	Goldman Sachs International	1/19/17	(117)
GBP	1,000	USD	1,235	Goldman Sachs International	1/19/17	2
GBP	1,000	USD	1,269	Goldman Sachs International	1/19/17	(33)
GBP	1,000	USD	1,268	Goldman Sachs International	1/19/17	(32)
HKD	52,000	USD	6,709	Barclays Bank PLC	1/19/17	(2)
HKD	23,000	USD	2,967	BNP Paribas S.A.	1/19/17	—
HKD	50,000	USD	6,448	BNP Paribas S.A.	1/19/17	1
HKD	743,000	USD	95,852	Goldman Sachs International	1/19/17	(14)
IDR	80,834,000	USD	6,005	BNP Paribas S.A.	1/19/17	(17)
IDR	79,656,000	USD	5,848	Citibank N.A.	1/19/17	52
IDR	63,015,000	USD	4,777	Nomura International PLC	1/19/17	(110)
ILS	13,000	USD	3,406	Bank of America N.A.	1/19/17	(27)
JPY	539,000	USD	4,634	Bank of America N.A.	1/19/17	(8)
JPY	1,626,000	USD	14,976	Bank of America N.A.	1/19/17	(1,022)
JPY	2,044,000	USD	18,198	Bank of America N.A.	1/19/17	(657)
JPY	628,000	USD	5,458	Bank of America N.A.	1/19/17	(69)
JPY	503,000	USD	4,258	Bank of America N.A.	1/19/17	58
JPY	2,687,000	USD	24,268	BNP Paribas S.A.	1/19/17	(1,209)
JPY	2,679,000	USD	23,946	BNP Paribas S.A.	1/19/17	(956)
JPY	726,000	USD	6,173	Citibank N.A.	1/19/17	58
JPY	67,000	USD	591	Citibank N.A.	1/19/17	(16)
JPY	408,000	USD	3,928	Goldman Sachs International	1/19/17	(427)
JPY	381,000	USD	3,231	Goldman Sachs International	1/19/17	39
JPY	3,790,000	USD	36,467	Goldman Sachs International	1/19/17	(3,942)
JPY	448,000	USD	4,271	Goldman Sachs International	1/19/17	(427)
JPY	1,551,000	USD	14,842	Goldman Sachs International	1/19/17	(1,531)
JPY	1,635,000	USD	14,417	Goldman Sachs International	1/19/17	(386)
NOK	7,000	USD	809	Citibank N.A.	1/19/17	5
NOK	101,000	USD	11,856	Citibank N.A.	1/19/17	(120)
NOK	43,000	USD	5,252	Goldman Sachs International	1/19/17	(255)
NOK	55,000	USD	6,645	Goldman Sachs International	1/19/17	(254)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	53

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	37,000	USD	4,485	Goldman Sachs International	1/19/17	$(186)
NOK	14,000	USD	1,663	Goldman Sachs International	1/19/17	(36)
NOK	15,000	USD	1,791	Goldman Sachs International	1/19/17	(48)
NOK	8,000	USD	957	Goldman Sachs International	1/19/17	(27)
NOK	57,000	USD	6,765	Goldman Sachs International	1/19/17	(142)
NOK	21,000	USD	2,422	Goldman Sachs International	1/19/17	18
NZD	4,000	USD	2,843	Barclays Bank PLC	1/19/17	(55)
PHP	78,000	USD	1,571	BNP Paribas S.A.	1/19/17	(2)
SEK	235,000	USD	26,766	Bank of America N.A.	1/19/17	(870)
SEK	18,000	USD	1,962	Citibank N.A.	1/19/17	21
SGD	11,000	USD	7,939	Barclays Bank PLC	1/19/17	(326)
SGD	57,000	USD	41,048	Barclays Bank PLC	1/19/17	(1,596)
SGD	7,000	USD	5,052	BNP Paribas S.A.	1/19/17	(207)
SGD	6,000	USD	4,329	BNP Paribas S.A.	1/19/17	(176)
USD	31,939	AUD	42,000	Bank of America N.A.	1/19/17	1,538
USD	9,795	AUD	13,000	Bank of America N.A.	1/19/17	386
USD	9,929	AUD	13,000	Barclays Bank PLC	1/19/17	519
USD	12,853	AUD	17,000	Goldman Sachs International	1/19/17	548
USD	3,010	CAD	4,000	BNP Paribas S.A.	1/19/17	27
USD	1,496	CAD	2,000	Royal Bank of Canada	1/19/17	4
USD	19,235	CAD	26,000	Royal Bank of Canada	1/19/17	(157)
USD	3,970	CHF	4,000	Citibank N.A.	1/19/17	30
USD	6,267	EUR	6,000	Bank of America N.A.	1/19/17	(67)
USD	4,165	EUR	4,000	Bank of America N.A.	1/19/17	(57)
USD	7,727	EUR	7,000	Bank of America N.A.	1/19/17	337
USD	3,287	EUR	3,000	Bank of America N.A.	1/19/17	120
USD	8,880	EUR	8,000	Barclays Bank PLC	1/19/17	435
USD	4,180	EUR	4,000	BNP Paribas S.A.	1/19/17	(43)
USD	4,388	EUR	4,000	Citibank N.A.	1/19/17	165
USD	7,809	EUR	7,000	Citibank N.A.	1/19/17	420
USD	3,208	EUR	3,000	Goldman Sachs International	1/19/17	41
USD	2,091	EUR	2,000	Goldman Sachs International	1/19/17	(20)
USD	1,046	EUR	1,000	Goldman Sachs International	1/19/17	(9)
USD	8,724	EUR	8,000	Goldman Sachs International	1/19/17	279
USD	8,757	EUR	8,000	Goldman Sachs International	1/19/17	311
USD	5,473	EUR	5,000	Goldman Sachs International	1/19/17	195
USD	16,148	EUR	15,000	Goldman Sachs International	1/19/17	313
USD	25,767	EUR	24,000	Nomura International PLC	1/19/17	431
USD	14,651	GBP	12,000	Barclays Bank PLC	1/19/17	(183)
USD	5,077	GBP	4,000	Goldman Sachs International	1/19/17	132
USD	13,264	HKD	103,000	Bank of America N.A.	1/19/17	(22)
USD	13,157	HKD	102,000	Bank of America N.A.	1/19/17	—
USD	28,763	HKD	223,000	BNP Paribas S.A.	1/19/17	(2)
USD	13,026	HKD	101,000	Citibank N.A.	1/19/17	(2)
USD	5,933	HKD	46,000	Goldman Sachs International	1/19/17	(1)
USD	6,577	HKD	51,000	Nomura International PLC	1/19/17	(1)
USD	4,509	HKD	35,000	Nomura International PLC	1/19/17	(6)
USD	3,992	HKD	31,000	UBS AG	1/19/17	(7)
USD	5,032	HKD	39,000	UBS AG	1/19/17	1
USD	3,354	HKD	26,000	UBS AG	1/19/17	—
USD	91,910	IDR	1,219,648,000	Nomura International PLC	1/19/17	1,566
USD	62,842	JPY	6,508,000	Bank of America N.A.	1/19/17	6,992
USD	8,662	JPY	976,000	BNP Paribas S.A.	1/19/17	286
USD	4,722	JPY	532,000	BNP Paribas S.A.	1/19/17	156
USD	18,361	JPY	1,903,000	Citibank N.A.	1/19/17	2,030
USD	973	JPY	100,000	Citibank N.A.	1/19/17	114
USD	1,209	JPY	126,000	Citibank N.A.	1/19/17	128
USD	42,119	NOK	345,000	Bank of America N.A.	1/19/17	2,031
USD	3,986	PHP	199,000	Bank of America N.A.	1/19/17	(16)
USD	14,169	PHP	712,000	Citibank N.A.	1/19/17	(146)
USD	3,314	PHP	166,000	Nomura International PLC	1/19/17	(24)
USD	650	SEK	6,000	Barclays Bank PLC	1/19/17	(11)
USD	2,780	SEK	25,000	Citibank N.A.	1/19/17	25
USD	3,170	SEK	28,000	Goldman Sachs International	1/19/17	84

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,631	SEK	59,000	Goldman Sachs International	1/19/17	$129
USD	1,127	SEK	10,000	Goldman Sachs International	1/19/17	26
USD	1,351	SEK	12,000	Goldman Sachs International	1/19/17	28
USD	3,268	SEK	29,000	Goldman Sachs International	1/19/17	73
USD	4,092	SEK	37,000	Goldman Sachs International	1/19/17	15
USD	1,113	SEK	10,000	Goldman Sachs International	1/19/17	11
USD	3,252	SEK	29,000	Goldman Sachs International	1/19/17	56
USD	1,085	SEK	10,000	Goldman Sachs International	1/19/17	(16)
USD	2,814	SGD	4,000	Bank of America N.A.	1/19/17	45
USD	18,737	SGD	26,000	Bank of America N.A.	1/19/17	741
USD	7,019	SGD	10,000	Royal Bank of Canada	1/19/17	98
USD	7,952	SGD	11,000	UBS AG	1/19/17	339
Total						$2,267

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$351	—	—	—	$351
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$21,711	—	—	21,711

Total		—	—	$351	$21,711	—	—	$22,062

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$92,960	$33,747	—	—	$126,707
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	19,444	—	—	19,444

Total		—	—	$92,960	$53,191	—	—	$146,151

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$244,916	$17,502	—	—	$262,418
Forward foreign currency exchange contracts	—	—	—	8,283	—	—	8,283

Total	—	—	$244,916	$25,785	—	—	$270,701

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(92,609)	$(33,747)	—	—	$(126,356)
Forward foreign currency exchange contracts	—	—	—	3,324	—	—	3,324

Total	—	—	$(92,609)	$(30,423)	—	—	$(123,032)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,902,055
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$742,294
Average amounts sold — in USD	$871,935

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	55

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Forward foreign currency exchange contracts	$21,711	$19,444
Futures contracts	10,350	33,374

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$32,061	$52,818

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(10,350)	(33,374)

Total derivative assets and liabilities subject to an MNA	$21,711	$19,444

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$12,258	$(3,892)	—	—	$8,366
Barclays Bank PLC	985	(985)	—	—	—
BNP Paribas S.A.	470	(470)	—	—	—
Citibank N.A.	3,052	(347)	—	—	2,705
Goldman Sachs International	2,507	(2,507)	—	—	—
Nomura International PLC	1,997	(141)	—	—	1,856
Royal Bank of Canada	102	(102)	—	—	—
UBS AG	340	(7)	—	—	333

Total	$21,711	$(8,451)	—	—	$13,260

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$3,892	$(3,892)	—	—	—
Barclays Bank PLC	2,236	(985)	—	—	$1,251
BNP Paribas S.A.	3,280	(470)	—	—	2,810
Citibank N.A.	347	(347)	—	—	—
Goldman Sachs International	9,384	(2,507)	—	—	6,877
Nomura International PLC	141	(141)	—	—	—
Royal Bank of Canada	157	(102)	—	—	55
UBS AG	7	(7)	—	—	—

Total	$19,444	$(8,451)	—	—	$10,993

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$10,622,679	—	—	$10,622,679
Fixed Income Fund	3,233,040	—	—	3,233,040
Short-Term Securities	7,077,757	—	—	7,077,757
Common Stocks:
Equity Real Estate Investment Trusts	—	$82,444	—	82,444
Hotels, Restaurants & Leisure	23,501	—	—	23,501
Real Estate Investment Trusts	1,831,503	584,271	—	2,415,774
Real Estate Management & Development	91,483	626,270	—	717,753
Road & Rail	—	14,544	—	14,544

Subtotal	$22,879,963	$1,307,529	—	$24,187,492

Investments Valued at NAV[1]				40,749,531

Total				$64,937,023

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (concluded)	LifePath Dynamic 2025 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$351	—	—	$351
Forward foreign currency contracts	—	$21,711	—	21,711
Liabilities:
Equity contracts	(92,960)	—	—	(92,960)
Forward foreign currency contracts	(33,747)	(19,444)	—	(53,191)

Total	$(126,356)	$2,267	—	$(124,089)

1   As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	57

Schedule of Investments December 31, 2016	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 66.1%
Active Stock Master Portfolio	$19,020,143	$19,020,143
BlackRock Commodity Strategies Fund	316,505	2,348,466
BlackRock Tactical Opportunities Fund	127,639	1,714,189
International Tilts Master Portfolio	$7,041,872	7,041,872
iShares Core S&P 500 ETF (b)	744	167,392
iShares Edge MSCI Multifactor Intl ETF	73,013	1,696,092
iShares Edge MSCI Multifactor USA ETF	172,050	4,597,176
iShares MSCI EAFE Small-Cap ETF	27,050	1,348,172

		37,933,502
Fixed Income Funds — 15.1%
CoreAlpha Bond Master Portfolio	$5,654,731	5,654,731
iShares TIPS Bond ETF	11,036	1,248,944
Master Total Return Portfolio	$1,765,193	1,765,193

		8,668,868
Short-Term Securities — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	171,309	171,343
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (c)	4,916,810	4,916,810

		5,088,153
Total Affiliated Investment Companies — 90.1%		51,690,523

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.2%
Ichigo Hotel REIT Investment Corp.	49	54,067
New South Resources, Ltd. (e)	83,953	90,519

		144,586
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,517	41,262
Real Estate Investment Trusts (REITs) — 7.4%
Agree Realty Corp.	689	31,728
Alexandria Real Estate Equities, Inc.	562	62,455
American Campus Communities, Inc.	1,491	74,207
American Homes 4 Rent, Class A	1,181	24,777
AvalonBay Communities, Inc.	601	106,467
Beni Stabili SpA SIIQ	52,585	30,057
Boston Properties, Inc.	1,498	188,418
British Land Co. PLC	12,194	94,632
CareTrust REIT, Inc.	5,281	80,905
CyrusOne, Inc.	1,323	59,178
DiamondRock Hospitality Co.	7,117	82,059
DuPont Fabros Technology, Inc.	1,902	83,555
EPR Properties	1,234	88,564
Equity One, Inc.	2,056	63,099
Essex Property Trust, Inc.	605	140,663
Eurocommercial Properties NV CVA	960	36,927
Extra Space Storage, Inc.	1,860	143,666
Federal Realty Investment Trust	934	132,731
First Industrial Realty Trust, Inc.	4,345	121,877
Gecina SA	165	22,789
General Growth Properties, Inc.	3,526	88,080
Gramercy Property Trust	7,429	68,198
Great Portland Estates PLC	3,724	30,592
Hammerson PLC	7,185	50,637
HCP, Inc.	5,378	159,834
Highwoods Properties, Inc.	956	48,766

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	5,080	$95,707
Ichigo Office REIT Investment Corp.	98	63,695
Japan Hotel REIT Investment Corp.	84	56,522
Japan Rental Housing Investments, Inc.	73	48,993
Kenedix Retail REIT Corp.	22	50,130
Kilroy Realty Corp.	1,048	76,735
Liberty Property Trust	2,229	88,046
Link REIT	6,000	38,898
Macerich Co.	1,012	71,690
Mid-America Apartment Communities, Inc.	842	82,449
NSI NV	14,056	53,053
Public Storage	216	48,276
Retail Properties of America, Inc., Class A	6,508	99,768
Rexford Industrial Realty, Inc.	1,765	40,930
RioCan Real Estate Investment Trust	1,327	26,320
Scentre Group	31,021	103,842
Simon Property Group, Inc.	1,309	232,570
SL Green Realty Corp.	507	54,528
STAG Industrial, Inc.	3,275	78,174
Sun Communities, Inc.	534	40,910
UDR, Inc.	3,613	131,802
Unibail-Rodamco SE	755	179,920
Vastned Retail NV	1,340	51,993
Ventas, Inc.	917	57,331
Welltower, Inc.	852	57,024
Westfield Corp.	28,784	194,621

		4,238,788
Real Estate Management & Development — 2.2%
Ayala Land, Inc.	23,200	14,906
BUWOG AG	4,163	96,643
Cheung Kong Property Holdings Ltd.	16,500	100,765
China Resources Land Ltd.	12,000	26,852
Deutsche Wohnen AG, Bearer Shares	1,975	61,949
First Capital Realty, Inc.	3,378	52,004
Global Logistic Properties Ltd.	58,900	89,187
Howard Hughes Corp. (e)	396	45,184
Inmobiliaria Colonial SA	11,051	76,480
Intiland Development Tbk PT	1,262,800	46,848
Kungsleden AB	6,155	38,927
LEG Immobilien AG	865	67,089
Leopalace21 Corp.	1,100	6,076
Mega Manunggal Property Tbk PT (e)	1,166,900	59,330
Megaworld Corp.	348,000	24,913
Mitsui Fudosan Co. Ltd.	2,000	46,301
Modernland Realty Tbk PT (e)	143,300	3,632
Puradelta Lestari Tbk PT	965,700	16,442
St. Modwen Properties PLC	7,721	29,047
Sun Hung Kai Properties Ltd.	12,000	151,110
Takara Leben Co., Ltd.	5,100	29,626
Unizo Holdings Co., Ltd.	5,100	134,853
Wihlborgs Fastigheter AB	1,694	31,441

		1,249,605
Road & Rail — 0.0%
MTR Corp. Ltd.	5,500	26,665
Total Common Stocks— 9.9%		5,700,906
Total Investments (Cost — $55,847,802) — 100.0%		57,391,429
Liabilities in Excess of Other Assets — (0.0)%		(14,197)

Net Assets — 100.0%		$57,377,232

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$14,054,616	$4,965,527	[1]	—	$19,020,143	$19,020,143	$243,855		$1,082,470
BlackRock Cash Funds: Institutional, SL Agency Shares	114,578	56,731	[1]	—	171,309	171,343	2,410	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares*	—	—		—	—	—	224	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,916,810	[1]	—	4,916,810	4,916,810	2,211		342
BlackRock Commodity Strategies Fund	335,825	—		(19,320)	316,505	2,348,466	21,945		(264,374)
BlackRock Emerging Markets Fund, Inc.*	159,122	38,455		(197,577)	—	—	—		(296,489)
BlackRock Tactical Opportunities Fund	—	127,639		—	127,639	1,714,189	32,209		—
Master Total Return Portfolio	—	$1,765,193	[1]	—	$1,765,193	1,765,193	7,043		(8,850)
CoreAlpha Bond Master Portfolio	$9,231,410	—		$(3,576,679)[2]	$5,654,731	5,654,731	203,600		42,640
International Tilts Master Portfolio	$9,806,167	—		$(2,764,295)[2]	$7,041,872	7,041,872	276,547		(761,480)
iShares Core S&P 500 ETF	—	5,184		(4,440)	744	167,392	970		14,713
iShares Edge MSCI Multifactor Intl ETF	—	76,965		(3,952)	73,013	1,696,092	13,377		(1,278)
iShares Edge MSCI Multifactor USA ETF	—	172,050		—	172,050	4,597,176	16,656		—
iShares Edge MSCI Min Vol EAFE ETF*	—	7,353		(7,353)	—	—	—		9,941
iShares Edge MSCI Min Vol EAFE USA ETF*	—	27,391		(27,391)	—	—	—		23,954
iShares MSCI Canada ETF *	34,847	6,607		(41,454)	—	—	6,405		(120,950)
iShares MSCI EAFE Small-Cap ETF	27,791	6,326		(7,067)	27,050	1,348,172	38,486		(10,596)
iShares TIPS Bond ETF	—	11,626		(590)	11,036	1,248,944	5,126		803
Large Cap Index Master Portfolio*	$9,308,017	—		$(9,308,017)[2]	—	—	178,462		31,687
Master Small Cap Index Series*	$1,323,109	—		$(1,323,109)[2]	—	—	14,694		36,369
Total						$51,690,523	$1,064,220		$(221,098)

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Non-income producing security.

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
13	Canadian Dollar	March 2017	$967,395	$(23,359)
11	Euro Dollar	March 2017	$1,453,925	(14,463)
74	MSCI Emerging Markets E-Mini Index	March 2017	$3,177,930	(69,942)
18	Russell 2000 E-Mini Index	March 2017	$1,221,210	(23,304)
1	S&P 500 E-Mini Index	March 2017	$111,810	(716)
7	S&P/TSX 60 Index	March 2017	$935,210	407
Total				$(131,377)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	59

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,000	USD	11,553	Barclays Bank PLC	1/19/17	$(695)
AUD	5,000	USD	3,797	Barclays Bank PLC	1/19/17	(178)
AUD	10,000	USD	7,441	BNP Paribas S.A.	1/19/17	(203)
AUD	52,000	USD	38,233	Goldman Sachs International	1/19/17	(595)
CAD	103,000	USD	78,445	Goldman Sachs International	1/19/17	(1,624)
CAD	10,000	USD	7,625	Goldman Sachs International	1/19/17	(166)
CAD	42,000	USD	31,288	Goldman Sachs International	1/19/17	37
CHF	48,000	USD	48,809	Bank of America N.A.	1/19/17	(1,530)
CHF	2,000	USD	1,985	Citibank N.A.	1/19/17	(15)
EUR	18,000	USD	19,821	BNP Paribas S.A.	1/19/17	(819)
EUR	12,000	USD	13,218	Goldman Sachs International	1/19/17	(550)
EUR	3,000	USD	3,280	Goldman Sachs International	1/19/17	(112)
GBP	10,000	USD	12,530	Bank of America N.A.	1/19/17	(168)
GBP	1,000	USD	1,226	Bank of America N.A.	1/19/17	10
GBP	5,000	USD	6,130	Barclays Bank PLC	1/19/17	51
GBP	10,000	USD	12,452	Barclays Bank PLC	1/19/17	(90)
GBP	2,000	USD	2,466	Citibank N.A.	1/19/17	6
GBP	5,000	USD	6,286	Citibank N.A.	1/19/17	(105)
GBP	5,000	USD	6,180	Citibank N.A.	1/19/17	1
GBP	7,000	USD	8,594	Goldman Sachs International	1/19/17	59
GBP	12,000	USD	14,694	Goldman Sachs International	1/19/17	140
GBP	5,000	USD	6,095	Goldman Sachs International	1/19/17	86
GBP	6,000	USD	7,354	Goldman Sachs International	1/19/17	63
GBP	2,000	USD	2,469	Goldman Sachs International	1/19/17	3
GBP	1,000	USD	1,269	Goldman Sachs International	1/19/17	(33)
GBP	2,000	USD	2,536	Goldman Sachs International	1/19/17	(64)
HKD	136,000	USD	17,547	Barclays Bank PLC	1/19/17	(5)
HKD	37,000	USD	4,773	BNP Paribas S.A.	1/19/17	—
HKD	103,000	USD	13,284	BNP Paribas S.A.	1/19/17	2
HKD	1,221,000	USD	157,518	Goldman Sachs International	1/19/17	(23)
HKD	63,000	USD	8,130	UBS AG	1/19/17	(3)
IDR	77,277,000	USD	5,741	BNP Paribas S.A.	1/19/17	(17)
IDR	132,963,000	USD	9,762	Citibank N.A.	1/19/17	87
IDR	113,548,000	USD	8,609	Nomura International PLC	1/19/17	(198)
ILS	22,000	USD	5,764	Bank of America N.A.	1/19/17	(46)
JPY	1,549,000	USD	13,791	Bank of America N.A.	1/19/17	(498)
JPY	952,000	USD	8,274	Bank of America N.A.	1/19/17	(104)
JPY	504,000	USD	4,267	Bank of America N.A.	1/19/17	58
JPY	809,000	USD	6,955	Bank of America N.A.	1/19/17	(12)
JPY	881,000	USD	8,400	BNP Paribas S.A.	1/19/17	(839)
JPY	1,344,000	USD	12,861	BNP Paribas S.A.	1/19/17	(1,327)
JPY	8,128,000	USD	73,409	BNP Paribas S.A.	1/19/17	(3,656)
JPY	2,679,000	USD	23,946	BNP Paribas S.A.	1/19/17	(956)
JPY	1,249,000	USD	10,619	Citibank N.A.	1/19/17	100
JPY	2,027,000	USD	19,671	Goldman Sachs International	1/19/17	(2,276)
JPY	653,000	USD	6,286	Goldman Sachs International	1/19/17	(683)
JPY	6,228,000	USD	59,926	Goldman Sachs International	1/19/17	(6,478)
JPY	2,197,000	USD	21,023	Goldman Sachs International	1/19/17	(2,169)
JPY	2,911,000	USD	25,668	Goldman Sachs International	1/19/17	(686)
JPY	122,000	USD	1,075	Goldman Sachs International	1/19/17	(28)
JPY	700,000	USD	5,936	Goldman Sachs International	1/19/17	71
JPY	1,206,000	USD	11,107	Royal Bank of Canada	1/19/17	(757)
JPY	251,000	USD	2,150	Royal Bank of Canada	1/19/17	4
NOK	178,000	USD	20,895	Citibank N.A.	1/19/17	(212)
NOK	40,000	USD	4,886	Goldman Sachs International	1/19/17	(238)
NOK	91,000	USD	10,994	Goldman Sachs International	1/19/17	(420)
NOK	59,000	USD	7,152	Goldman Sachs International	1/19/17	(296)
NOK	27,000	USD	3,223	Goldman Sachs International	1/19/17	(86)
NOK	14,000	USD	1,674	Goldman Sachs International	1/19/17	(48)
NOK	102,000	USD	12,106	Goldman Sachs International	1/19/17	(254)
NOK	36,000	USD	4,152	Goldman Sachs International	1/19/17	31
NOK	13,000	USD	1,502	Goldman Sachs International	1/19/17	9
NZD	8,000	USD	5,686	Barclays Bank PLC	1/19/17	(111)
SEK	383,000	USD	43,622	Bank of America N.A.	1/19/17	(1,417)
SEK	28,000	USD	3,053	Citibank N.A.	1/19/17	33

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	5,000	USD	3,595	Bank of America N.A.	1/19/17	$(134)
SGD	87,000	USD	62,652	Barclays Bank PLC	1/19/17	(2,436)
SGD	18,000	USD	12,991	Barclays Bank PLC	1/19/17	(533)
SGD	13,000	USD	9,382	BNP Paribas S.A.	1/19/17	(385)
SGD	9,000	USD	6,493	BNP Paribas S.A.	1/19/17	(264)
USD	52,470	AUD	69,000	Bank of America N.A.	1/19/17	2,527
USD	17,330	AUD	23,000	Bank of America N.A.	1/19/17	682
USD	16,039	AUD	21,000	Barclays Bank PLC	1/19/17	839
USD	5,331	AUD	7,000	Goldman Sachs International	1/19/17	264
USD	21,926	AUD	29,000	Goldman Sachs International	1/19/17	935
USD	2,269	CAD	3,000	Goldman Sachs International	1/19/17	32
USD	33,292	CAD	45,000	Royal Bank of Canada	1/19/17	(271)
USD	5,519	EUR	5,000	Bank of America N.A.	1/19/17	241
USD	5,478	EUR	5,000	Bank of America N.A.	1/19/17	199
USD	10,445	EUR	10,000	Bank of America N.A.	1/19/17	(111)
USD	29,622	EUR	27,000	Barclays Bank PLC	1/19/17	1,119
USD	22,201	EUR	20,000	Barclays Bank PLC	1/19/17	1,088
USD	13,584	EUR	13,000	BNP Paribas S.A.	1/19/17	(140)
USD	15,622	EUR	14,000	Citibank N.A.	1/19/17	843
USD	15,267	EUR	14,000	Goldman Sachs International	1/19/17	487
USD	15,324	EUR	14,000	Goldman Sachs International	1/19/17	545
USD	25,837	EUR	24,000	Goldman Sachs International	1/19/17	501
USD	8,555	EUR	8,000	Goldman Sachs International	1/19/17	110
USD	4,182	EUR	4,000	Goldman Sachs International	1/19/17	(41)
USD	2,093	EUR	2,000	Goldman Sachs International	1/19/17	(18)
USD	45,092	EUR	42,000	Nomura International PLC	1/19/17	754
USD	19,535	GBP	16,000	Barclays Bank PLC	1/19/17	(244)
USD	5,077	GBP	4,000	Goldman Sachs International	1/19/17	132
USD	19,736	HKD	153,000	Bank of America N.A.	1/19/17	1
USD	44,757	HKD	347,000	BNP Paribas S.A.	1/19/17	(2)
USD	22,828	HKD	177,000	Citibank N.A.	1/19/17	(3)
USD	14,836	HKD	115,000	Goldman Sachs International	1/19/17	3
USD	7,996	HKD	62,000	Goldman Sachs International	1/19/17	(1)
USD	16,379	HKD	127,000	Nomura International PLC	1/19/17	(3)
USD	9,018	HKD	70,000	Nomura International PLC	1/19/17	(11)
USD	6,708	HKD	52,000	UBS AG	1/19/17	1
USD	7,083	HKD	55,000	UBS AG	1/19/17	(12)
USD	17,772	HKD	138,000	UBS AG	1/19/17	(28)
USD	151,546	IDR	2,011,014,000	Nomura International PLC	1/19/17	2,582
USD	105,358	JPY	10,911,000	Bank of America N.A.	1/19/17	11,722
USD	7,686	JPY	866,000	BNP Paribas S.A.	1/19/17	254
USD	14,440	JPY	1,627,000	BNP Paribas S.A.	1/19/17	477
USD	39,589	JPY	4,103,000	Citibank N.A.	1/19/17	4,377
USD	2,427	JPY	253,000	Citibank N.A.	1/19/17	256
USD	2,684	JPY	282,000	Goldman Sachs International	1/19/17	263
USD	65,193	NOK	534,000	Bank of America N.A.	1/19/17	3,143
USD	853	NOK	7,000	Goldman Sachs International	1/19/17	39
USD	6,089	PHP	304,000	Bank of America N.A.	1/19/17	(24)
USD	23,741	PHP	1,193,000	Citibank N.A.	1/19/17	(245)
USD	5,630	PHP	282,000	Nomura International PLC	1/19/17	(40)
USD	1,299	SEK	12,000	Barclays Bank PLC	1/19/17	(23)
USD	4,447	SEK	40,000	Citibank N.A.	1/19/17	40
USD	5,208	SEK	46,000	Goldman Sachs International	1/19/17	139
USD	10,901	SEK	97,000	Goldman Sachs International	1/19/17	212
USD	1,804	SEK	16,000	Goldman Sachs International	1/19/17	41
USD	2,138	SEK	19,000	Goldman Sachs International	1/19/17	45
USD	5,410	SEK	48,000	Goldman Sachs International	1/19/17	120
USD	6,636	SEK	60,000	Goldman Sachs International	1/19/17	24
USD	6,616	SEK	59,000	Goldman Sachs International	1/19/17	114
USD	2,171	SEK	20,000	Goldman Sachs International	1/19/17	(33)
USD	32,429	SGD	45,000	Bank of America N.A.	1/19/17	1,283
USD	6,330	SGD	9,000	Bank of America N.A.	1/19/17	101
USD	6,316	SGD	9,000	Barclays Bank PLC	1/19/17	87
USD	11,231	SGD	16,000	Royal Bank of Canada	1/19/17	157
Total						$1,838

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	61

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$407	—	—	—	$407
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$37,630	—	—	37,630

Total		—	—	$407	$37,630	—	—	$38,037

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$93,962	$37,822	—	—	$131,784
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	35,792	—	—	35,792

Total		—	—	$93,962	$73,614	—	—	$167,576

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$226,043	$25,291	—	—	$251,334
Forward foreign currency exchange contracts	—	—	—	10,021	—	—	10,021

Total	—	—	$226,043	$35,312	—	—	$261,355

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(93,555)	$(37,822)	—	—	$(131,377)
Forward foreign currency exchange contracts	—	—	—	3,571	—	—	3,571

Total	—	—	$(93,555)	$(34,251)	—	—	$(127,806)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,966,870
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,204,805
Average amounts sold — in USD	$1,397,735

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Forward foreign currency exchange contracts	$37,630	$35,792
Futures contracts	10,408	36,361

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$48,038	$72,153

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(10,408)	(36,361)

Total derivative assets and liabilities subject to an MNA	$37,630	$35,792

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$19,967	$(4,044)	—	—	$15,923
Barclays Bank PLC	3,184	(3,184)	—	—	—
BNP Paribas S.A.	733	(733)	—	—	—
Citibank N.A.	5,743	(580)	—	—	5,163
Goldman Sachs International	4,505	(4,505)	—	—	—
Nomura International PLC	3,336	(252)	—	—	3,084
Royal Bank of Canada	161	(161)	—	—	—
UBS AG	1	(1)	—	—	—

Total	$37,630	$(13,460)	—	—	$24,170

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$4,044	$(4,044)	—	—	—
Barclays Bank PLC	4,315	(3,184)	—	—	$1,131
BNP Paribas S.A.	8,608	(733)	—	—	7,875
Citibank N.A.	580	(580)	—	—	—
Goldman Sachs International	16,922	(4,505)	—	—	12,417
Nomura International PLC	252	(252)	—	—	—
Royal Bank of Canada	1,028	(161)	—	—	867
UBS AG	43	(1)	—	—	42

Total	$35,792	$(13,460)	—	—	$22,332

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$11,871,487	—	—	$11,871,487
Fixed Income Funds	1,248,944	—	—	1,248,944
Short-Term Securities	5,088,153	—	—	5,088,153
Common Stocks:
Equity Real Estate Investment Trusts	—	$144,586	—	144,586
Hotels, Restaurants & Leisure	41,262	—	—	41,262
Real Estate Investment Trusts	3,213,536	1,025,252	—	4,238,788
Real Estate Management & Development	156,518	1,093,087	—	1,249,605
Road & Rail	—	26,665	—	26,665

Subtotal	$21,619,900	$2,289,590	—	$23,909,490

Investments Valued at NAV[1]				33,481,939

Total				$57,391,429

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	63

Schedule of Investments (concluded)	LifePath Dynamic 2035 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$407	—	—	$407
Forward foreign currency contracts	—	$37,630	—	37,630
Liabilities:
Equity contracts	(93,962)	—	—	(93,962)
Forward foreign currency contracts	(37,822)	(35,792)	—	(73,614)

Total	$(131,377)	$1,838	—	$(129,539)

1   As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 72.1%
Active Stock Master Portfolio	$12,631,821	$12,631,821
BlackRock Commodity Strategies Fund	217,287	1,612,266
BlackRock Tactical Opportunities Fund	26,192	351,763
International Tilts Master Portfolio	$5,180,644	5,180,644
iShares Core S&P 500 ETF	2,508	564,275
iShares Edge MSCI Multifactor Intl ETF	59,532	1,382,928
iShares Edge MSCI Multifactor USA ETF	128,858	3,443,086
iShares MSCI EAFE Small-Cap ETF	21,690	1,081,030

		26,247,813
Fixed Income Funds — 1.9%
CoreAlpha Bond Master Portfolio	$626,646	626,646
iShares TIPS Bond ETF	772	87,367

		714,013
Short-Term Securities — 11.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)	4,271,765	4,271,765
Total Affiliated Investment Companies — 85.7%		31,233,591

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	42	46,343
New South Resources, Ltd. (c)	73,007	78,717

		125,060
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,318	35,850
Real Estate Investment Trusts (REITs) — 10.1%
Agree Realty Corp.	599	27,584
Alexandria Real Estate Equities, Inc.	487	54,120
American Campus Communities, Inc.	1,296	64,502
American Homes 4 Rent, Class A	1,026	21,525
AvalonBay Communities, Inc.	523	92,649
Beni Stabili SpA SIIQ	46,583	26,626
Boston Properties, Inc.	1,302	163,766
British Land Co. PLC	10,021	77,768
CareTrust REIT, Inc.	4,590	70,319
CyrusOne, Inc.	1,135	50,769
DiamondRock Hospitality Co.	6,188	71,348
DuPont Fabros Technology, Inc.	1,654	72,660
EPR Properties	1,073	77,009
Equity One, Inc.	1,788	54,874
Essex Property Trust, Inc.	526	122,295
Eurocommercial Properties NV CVA	835	32,119
Extra Space Storage, Inc.	1,623	125,361
Federal Realty Investment Trust	812	115,393
First Industrial Realty Trust, Inc.	3,778	105,973
Gecina SA	144	19,889
General Growth Properties, Inc.	3,065	76,564
Gramercy Property Trust	6,456	59,266
Great Portland Estates PLC	3,297	27,084
Hammerson PLC	5,988	42,201
HCP, Inc.	4,674	138,911
Highwoods Properties, Inc.	831	42,389
Host Hotels & Resorts, Inc.	4,422	83,311
Ichigo Office REIT Investment Corp.	84	54,596
Japan Hotel REIT Investment Corp.	72	48,448

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Japan Rental Housing Investments, Inc.	62	$41,610
Kenedix Retail REIT Corp.	19	43,294
Kilroy Realty Corp.	903	66,118
Liberty Property Trust	1,937	76,512
Link REIT	5,500	35,657
Macerich Co.	880	62,339
Mid-America Apartment Communities, Inc.	732	71,677
NSI NV	12,373	46,700
Public Storage	184	41,124
Retail Properties of America, Inc., Class A	5,658	86,737
Rexford Industrial Realty, Inc.	1,514	35,110
RioCan Real Estate Investment Trust	1,144	22,690
Scentre Group	26,977	90,305
Simon Property Group, Inc.	1,137	202,011
SL Green Realty Corp.	440	47,322
STAG Industrial, Inc.	2,822	67,361
Sun Communities, Inc.	464	35,547
UDR, Inc.	3,140	114,547
Unibail-Rodamco SE	657	156,566
Vastned Retail NV	1,169	45,358
Ventas, Inc.	797	49,828
Welltower, Inc.	740	49,528
Westfield Corp.	25,031	169,246

		3,676,506
Real Estate Management & Development — 3.0%
Ayala Land, Inc.	18,800	12,079
BUWOG AG	3,619	84,015
Cheung Kong Property Holdings Ltd.	13,500	82,444
China Resources Land Ltd.	12,000	26,852
Deutsche Wohnen AG, Bearer Shares	1,717	53,856
First Capital Realty, Inc.	2,913	44,845
Global Logistic Properties Ltd.	51,300	77,679
Howard Hughes Corp. (c)	345	39,365
Inmobiliaria Colonial SA	9,661	66,860
Intiland Development Tbk PT	1,035,800	38,426
Kungsleden AB	5,353	33,855
LEG Immobilien AG	746	57,859
Leopalace21 Corp.	900	4,971
Mega Manunggal Property Tbk PT (c)	930,300	47,301
Megaworld Corp.	302,000	21,620
Mitsui Fudosan Co. Ltd.	2,000	46,301
Modernland Realty Tbk PT (c)	143,400	3,635
Puradelta Lestari Tbk PT	835,800	14,230
St. Modwen Properties PLC	6,715	25,262
Sun Hung Kai Properties Ltd.	11,000	138,517
Takara Leben Co., Ltd.	4,200	24,398
Unizo Holdings Co., Ltd.	4,300	113,700
Wihlborgs Fastigheter AB	1,473	27,339

		1,085,409
Road & Rail — 0.1%
MTR Corp. Ltd.	4,500	21,817
Total Common Stocks — 13.6%		4,944,642
Total Investments (Cost — $34,944,064) — 99.3%		36,178,233
Other Assets Less Liabilities — 0.7%		244,752

Net Assets — 100.0%		$36,422,985

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	65

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$9,661,693	$2,970,128	[1]	—	$12,631,821	$12,631,821	$166,748		$736,800
BlackRock Cash Funds: Institutional, SL Agency Shares*	69,510	—		(69,510)[2]	—	—	2,562	[3]	(53)
BlackRock Cash Funds: Prime, SL Agency Shares*	—	—		—	—	—	370	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,271,765	[1]	—	4,271,765	4,271,765	2,166		281
BlackRock Commodity Strategies Fund	218,114	61,527		(62,354)	217,287	1,612,266	15,066		(176,479)
BlackRock Emerging Markets Fund, Inc.*	115,074	22,451		(137,525)	—	—	—		(183,524)
BlackRock Tactical Opportunities Fund	—	26,192		—	26,192	351,763	6,610		—
CoreAlpha Bond Master Portfolio	$919,479	—		$(292,833)[2]	$626,646	626,646	21,760		3,790
International Tilts Master Portfolio	$7,130,177	—		$(1,949,533)[2]	$5,180,644	5,180,644	205,274		(552,530)
iShares Core S&P 500 ETF	—	3,192		(684)	2,508	564,275	3,271		5,440
iShares Edge MSCI Min Vol EAFE ETF*	—	5,653		(5,653)	—	—	—		7,643
iShares Edge MSCI Min Vol USA ETF*	—	18,842		(18,842)	—	—	—		16,477
iShares Edge MSCI Multifactor Intl ETF	—	59,532		—	59,532	1,382,928	10,907		—
iShares Edge MSCI Multifactor USA ETF	—	128,858		—	128,858	3,443,086	12,474		—
iShares MSCI Canada ETF*	25,466	4,161		(29,627)	—	—	4,909		(92,441)
iShares MSCI EAFE Small-Cap ETF	20,165	6,996		(5,471)	21,690	1,081,030	30,110		(4,951)
iShares TIPS Bond ETF	—	772		—	772	87,367	188		—
Large Cap Index Master Portfolio*	$6,622,730	—		$(6,622,730)[2]	—	—	129,961		26,170
Master Small Cap Index Series*	$739,657	—		$(739,657)[2]	—	—	8,711		10,821
Total						$31,233,591	$621,087		$(202,556)

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

(c)	Non-income producing security.

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
9	Canadian Dollar	March 2017	$669,735	$(16,173)
7	Euro Dollar	March 2017	$925,225	(9,204)
56	MSCI Emerging Markets E-Mini Index	March 2017	$2,404,920	(52,929)
10	Russell 2000 E-Mini Index	March 2017	$678,450	(12,946)
5	S&P 500 E-Mini Index	March 2017	$559,050	(3,580)
5	S&P/TSX 60 Index	March 2017	$668,007	292
Total				$(94,540)

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,000	USD	8,353	Barclays Bank PLC	1/19/17	$(391)
AUD	2,000	USD	1,488	BNP Paribas S.A.	1/19/17	(41)
AUD	42,000	USD	30,881	Goldman Sachs International	1/19/17	(481)
CAD	6,000	USD	4,470	Barclays Bank PLC	1/19/17	5
CAD	12,000	USD	9,031	BNP Paribas S.A.	1/19/17	(81)
CAD	35,000	USD	26,073	Goldman Sachs International	1/19/17	31
CAD	89,000	USD	67,783	Goldman Sachs International	1/19/17	(1,403)
CHF	42,000	USD	42,708	Bank of America N.A.	1/19/17	(1,339)
CHF	2,000	USD	1,985	Citibank N.A.	1/19/17	(15)
EUR	17,000	USD	18,720	BNP Paribas S.A.	1/19/17	(773)
EUR	3,000	USD	3,280	Goldman Sachs International	1/19/17	(113)
GBP	4,000	USD	4,944	Bank of America N.A.	1/19/17	1
GBP	1,000	USD	1,226	Bank of America N.A.	1/19/17	10
GBP	3,000	USD	3,678	Barclays Bank PLC	1/19/17	31
GBP	9,000	USD	11,207	Barclays Bank PLC	1/19/17	(81)
GBP	5,000	USD	6,286	Citibank N.A.	1/19/17	(105)
GBP	6,000	USD	7,354	Goldman Sachs International	1/19/17	63
GBP	5,000	USD	6,265	Goldman Sachs International	1/19/17	(84)
GBP	1,000	USD	1,235	Goldman Sachs International	1/19/17	2
GBP	4,000	USD	5,077	Goldman Sachs International	1/19/17	(132)
GBP	1,000	USD	1,269	Goldman Sachs International	1/19/17	(33)
GBP	1,000	USD	1,268	Goldman Sachs International	1/19/17	(32)
GBP	2,000	USD	2,466	Goldman Sachs International	1/19/17	6
GBP	9,000	USD	11,049	Goldman Sachs International	1/19/17	76
GBP	10,000	USD	12,245	Goldman Sachs International	1/19/17	117
HKD	32,000	USD	4,129	Barclays Bank PLC	1/19/17	(1)
HKD	131,000	USD	16,894	Barclays Bank PLC	1/19/17	4
HKD	31,000	USD	3,999	BNP Paribas S.A.	1/19/17	—
HKD	1,060,000	USD	136,748	Goldman Sachs International	1/19/17	(20)
IDR	104,868,000	USD	7,699	Citibank N.A.	1/19/17	69
IDR	89,282,000	USD	6,769	Nomura International PLC	1/19/17	(155)
ILS	18,000	USD	4,716	Bank of America N.A.	1/19/17	(37)
ILS	9,000	USD	2,359	Royal Bank of Canada	1/19/17	(20)
JPY	3,821,000	USD	35,193	Bank of America N.A.	1/19/17	(2,401)
JPY	1,796,000	USD	15,990	Bank of America N.A.	1/19/17	(577)
JPY	912,000	USD	7,926	Bank of America N.A.	1/19/17	(100)
JPY	504,000	USD	4,267	Bank of America N.A.	1/19/17	58
JPY	252,000	USD	2,160	Bank of America N.A.	1/19/17	3
JPY	809,000	USD	6,955	Bank of America N.A.	1/19/17	(12)
JPY	623,000	USD	5,940	BNP Paribas S.A.	1/19/17	(593)
JPY	1,386,000	USD	13,263	BNP Paribas S.A.	1/19/17	(1,369)
JPY	5,381,000	USD	48,599	BNP Paribas S.A.	1/19/17	(2,420)
JPY	2,680,000	USD	23,955	BNP Paribas S.A.	1/19/17	(956)
JPY	1,077,000	USD	9,157	Citibank N.A.	1/19/17	86
JPY	5,078,000	USD	48,860	Goldman Sachs International	1/19/17	(5,282)
JPY	2,443,000	USD	23,377	Goldman Sachs International	1/19/17	(2,412)
JPY	1,808,000	USD	15,928	Goldman Sachs International	1/19/17	(412)
JPY	95,000	USD	837	Goldman Sachs International	1/19/17	(22)
JPY	659,000	USD	5,588	Goldman Sachs International	1/19/17	67
JPY	571,000	USD	5,497	Goldman Sachs International	1/19/17	(597)
NOK	153,000	USD	17,961	Citibank N.A.	1/19/17	(182)
NOK	31,000	USD	3,574	Citibank N.A.	1/19/17	28
NOK	11,000	USD	1,271	Citibank N.A.	1/19/17	7
NOK	23,000	USD	2,745	Goldman Sachs International	1/19/17	(73)
NOK	12,000	USD	1,435	Goldman Sachs International	1/19/17	(41)
NOK	88,000	USD	10,444	Goldman Sachs International	1/19/17	(219)
NOK	63,000	USD	7,695	Goldman Sachs International	1/19/17	(374)
NOK	73,000	USD	8,819	Goldman Sachs International	1/19/17	(337)
NOK	48,000	USD	5,818	Goldman Sachs International	1/19/17	(241)
NZD	6,000	USD	4,265	Barclays Bank PLC	1/19/17	(83)
SEK	325,000	USD	37,016	Bank of America N.A.	1/19/17	(1,203)
SEK	18,000	USD	1,962	Citibank N.A.	1/19/17	21
SGD	72,000	USD	51,850	Barclays Bank PLC	1/19/17	(2,016)
SGD	14,000	USD	10,104	Barclays Bank PLC	1/19/17	(415)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	67

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	10,000	USD	7,217	BNP Paribas S.A.	1/19/17	$(296)
SGD	8,000	USD	5,772	BNP Paribas S.A.	1/19/17	(235)
USD	42,585	AUD	56,000	Bank of America N.A.	1/19/17	2,051
USD	13,563	AUD	18,000	Bank of America N.A.	1/19/17	534
USD	13,748	AUD	18,000	Barclays Bank PLC	1/19/17	719
USD	16,633	AUD	22,000	Goldman Sachs International	1/19/17	709
USD	3,772	CAD	5,000	Goldman Sachs International	1/19/17	43
USD	2,992	CAD	4,000	Royal Bank of Canada	1/19/17	8
USD	26,633	CAD	36,000	Royal Bank of Canada	1/19/17	(217)
USD	14,350	EUR	13,000	Bank of America N.A.	1/19/17	626
USD	4,382	EUR	4,000	Bank of America N.A.	1/19/17	159
USD	11,763	EUR	11,000	Bank of America N.A.	1/19/17	151
USD	8,356	EUR	8,000	Bank of America N.A.	1/19/17	(89)
USD	2,194	EUR	2,000	Barclays Bank PLC	1/19/17	83
USD	19,981	EUR	18,000	Barclays Bank PLC	1/19/17	979
USD	12,539	EUR	12,000	Barclays Bank PLC	1/19/17	(129)
USD	3,171	EUR	3,000	BNP Paribas S.A.	1/19/17	4
USD	12,275	EUR	11,000	Citibank N.A.	1/19/17	662
USD	9,814	EUR	9,000	Goldman Sachs International	1/19/17	313
USD	13,135	EUR	12,000	Goldman Sachs International	1/19/17	467
USD	20,454	EUR	19,000	Goldman Sachs International	1/19/17	397
USD	4,182	EUR	4,000	Goldman Sachs International	1/19/17	(41)
USD	2,093	EUR	2,000	Goldman Sachs International	1/19/17	(18)
USD	39,724	EUR	37,000	Nomura International PLC	1/19/17	664
USD	4,362	EUR	4,000	UBS AG	1/19/17	139
USD	13,430	GBP	11,000	Barclays Bank PLC	1/19/17	(168)
USD	17,900	HKD	139,000	Bank of America N.A.	1/19/17	(29)
USD	16,382	HKD	127,000	BNP Paribas S.A.	1/19/17	1
USD	35,083	HKD	272,000	BNP Paribas S.A.	1/19/17	(2)
USD	16,379	HKD	127,000	Citibank N.A.	1/19/17	(2)
USD	5,933	HKD	46,000	Goldman Sachs International	1/19/17	(1)
USD	13,026	HKD	101,000	Nomura International PLC	1/19/17	(2)
USD	9,018	HKD	70,000	Nomura International PLC	1/19/17	(11)
USD	11,612	HKD	90,000	UBS AG	1/19/17	3
USD	6,708	HKD	52,000	UBS AG	1/19/17	1
USD	6,053	HKD	47,000	UBS AG	1/19/17	(10)
USD	119,918	IDR	1,591,315,000	Nomura International PLC	1/19/17	2,043
USD	96,087	JPY	9,951,000	Bank of America N.A.	1/19/17	10,690
USD	11,555	JPY	1,302,000	BNP Paribas S.A.	1/19/17	382
USD	6,257	JPY	705,000	BNP Paribas S.A.	1/19/17	207
USD	23,871	JPY	2,474,000	Citibank N.A.	1/19/17	2,639
USD	2,427	JPY	253,000	Citibank N.A.	1/19/17	256
USD	5,423	JPY	562,000	Goldman Sachs International	1/19/17	600
USD	56,280	NOK	461,000	Bank of America N.A.	1/19/17	2,713
USD	974	NOK	8,000	Goldman Sachs International	1/19/17	45
USD	2,376	NOK	20,000	Goldman Sachs International	1/19/17	52
USD	6,089	PHP	304,000	Bank of America N.A.	1/19/17	(24)
USD	19,224	PHP	966,000	Citibank N.A.	1/19/17	(199)
USD	4,552	PHP	228,000	Nomura International PLC	1/19/17	(32)
USD	1,083	SEK	10,000	Barclays Bank PLC	1/19/17	(19)
USD	8,540	SEK	76,000	Citibank N.A.	1/19/17	165
USD	3,447	SEK	31,000	Citibank N.A.	1/19/17	31
USD	4,076	SEK	36,000	Goldman Sachs International	1/19/17	109
USD	1,353	SEK	12,000	Goldman Sachs International	1/19/17	31
USD	1,688	SEK	15,000	Goldman Sachs International	1/19/17	35
USD	4,283	SEK	38,000	Goldman Sachs International	1/19/17	95
USD	5,309	SEK	48,000	Goldman Sachs International	1/19/17	19
USD	1,558	SEK	14,000	Goldman Sachs International	1/19/17	15
USD	5,494	SEK	49,000	Goldman Sachs International	1/19/17	95
USD	1,954	SEK	18,000	Goldman Sachs International	1/19/17	(30)
USD	25,944	SGD	36,000	Bank of America N.A.	1/19/17	1,027
USD	2,110	SGD	3,000	Bank of America N.A.	1/19/17	34
USD	3,519	SGD	5,000	BNP Paribas S.A.	1/19/17	58
USD	9,827	SGD	14,000	Royal Bank of Canada	1/19/17	137
Total						$1,648

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$292	—	—	—	$292
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$30,876	—	—	30,876

Total		—	—	$292	$30,876	—	—	$31,168

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$69,455	$25,377	—	—	$94,832
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	29,228	—	—	29,228

Total		—	—	$69,455	$54,605	—	—	$124,060

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$164,512	$17,919		—	$182,431
Forward foreign currency exchange contracts	—	—	—	10,046	—	—	10,046

Total	—	—	$164,512	$27,965		—	$192,477

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(69,164)	$(25,376)	—	—	$(94,540)
Forward foreign currency exchange contracts	—	—	—	3,073	—	—	3,073

Total	—	—	$(69,164)	$(22,303)	—	—	$(91,467)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,476,347
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,028,268
Average amounts sold — in USD	$1,201,761

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments:

	Assets	Liabilities
Futures contracts	$6,798	$27,976
Forward foreign currency exchange contracts	30,876	29,228

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$37,674	$57,204

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,798)	(27,976)

Total derivative assets and liabilities subject to an MNA	$30,876	$29,228

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	69

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$18,057	$(5,811)	—	—	$12,246
Barclays Bank PLC	1,821	(1,821)	—	—	—
BNP Paribas S.A.	652	(652)	—	—	—
Citibank N.A.	3,964	(503)	—	—	3,461
Goldman Sachs International	3,387	(3,387)	—	—	—
Nomura International PLC	2,707	(200)	—	—	2,507
Royal Bank of Canada	145	(145)	—	—	—
UBS AG	143	(10)	—	—	133

Total	$30,876	$(12,529)	—	—	$18,347

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$5,811	$(5,811)	—	—	—
Barclays Bank PLC	3,303	(1,821)	—	—	$1,482
BNP Paribas S.A.	6,766	(652)	—	—	6,114
Citibank N.A.	503	(503)	—	—	—
Goldman Sachs International	12,398	(3,387)	—	—	9,011
Nomura International PLC	200	(200)	—	—	—
Royal Bank of Canada	237	(145)	—	—	92
UBS AG	10	(10)	—	—	—

Total	$29,228	$(12,529)	—	—	$16,699

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of a default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies:
Equity Funds	$8,435,348	—	—	$8,435,348
Fixed Income Funds	87,367	—	—	87,367
Short-Term Securities	4,271,765	—	—	4,271,765
Common Stocks:
Equity Real Estate Investment Trusts	—	$125,060	—	125,060
Hotels, Restaurants & Leisure	35,850	—	—	35,850
Real Estate Investment Trusts	2,791,024	885,482	—	3,676,506
Real Estate Management & Development	131,510	953,899	—	1,085,409
Road & Rail	—	21,817	—	21,817

Subtotal	$15,752,864	$1,986,258	—	$17,739,122

Investments Valued at NAV[1]				18,439,111

Total				$36,178,233

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (concluded)	LifePath Dynamic 2045 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$292	—	—	$292
Forward foreign currency contracts	—	$30,876	—	30,876
Liabilities:
Equity contracts	(69,455)	—	—	(69,455)
Forward foreign currency contracts	(25,377)	(29,228)	—	(54,605)

Total	$(94,540)	$1,648	—	$(92,892)

1   As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	71

Schedule of Investments December 31, 2016	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 72.7%
Active Stock Master Portfolio	$6,834,913	$6,834,913
BlackRock Commodity Strategies Fund	117,167	869,377
International Tilts Master Portfolio	$2,771,226	2,771,226
iShares Core S&P 500 ETF	1,685	379,108
iShares Edge MSCI Multifactor Intl ETF	33,798	785,128
iShares Edge MSCI Multifactor USA ETF	69,896	1,867,621
iShares MSCI EAFE Small-Cap ETF	11,642	580,236

		14,087,609
Fixed Income Fund — 0.9%
CoreAlpha Bond Master Portfolio	$183,812	183,812
Short-Term Securities — 12.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)	2,459,631	2,459,631
Total Affiliated Investment Companies — 86.3%		16,731,052

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	23	25,378
New South Resources, Ltd. (c)	40,389	43,548

		68,926
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	729	19,829
Real Estate Investment Trusts (REITs) — 10.5%
Agree Realty Corp.	331	15,243
Alexandria Real Estate Equities, Inc.	270	30,005
American Campus Communities, Inc.	717	35,685
American Homes 4 Rent, Class A	568	11,917
AvalonBay Communities, Inc.	289	51,196
Beni Stabili SpA SIIQ	25,771	14,730
Boston Properties, Inc.	720	90,562
British Land Co. PLC	5,592	43,397
CareTrust REIT, Inc.	2,541	38,928
CyrusOne, Inc.	628	28,090
DiamondRock Hospitality Co.	3,423	39,467
DuPont Fabros Technology, Inc.	915	40,196
EPR Properties	594	42,631
Equity One, Inc.	989	30,352
Essex Property Trust, Inc.	291	67,657
Eurocommercial Properties NV CVA	462	17,771
Extra Space Storage, Inc.	898	69,362
Federal Realty Investment Trust	449	63,807
First Industrial Realty Trust, Inc.	2,075	58,204
Gecina SA	79	10,911
General Growth Properties, Inc.	1,697	42,391
Gramercy Property Trust	3,572	32,791
Great Portland Estates PLC	1,840	15,115
Hammerson PLC	3,339	23,532
HCP, Inc.	2,587	76,886
Highwoods Properties, Inc.	460	23,465
Host Hotels & Resorts, Inc.	2,446	46,083
Ichigo Office REIT Investment Corp.	47	30,548
Japan Hotel REIT Investment Corp.	40	26,915
Japan Rental Housing Investments, Inc.	35	23,490

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kenedix Retail REIT Corp.	9	$20,508
Kilroy Realty Corp.	504	36,903
Liberty Property Trust	1,072	42,344
Link REIT	3,000	19,449
Macerich Co.	487	34,499
Mid-America Apartment Communities, Inc.	405	39,658
NSI NV	6,845	25,836
Public Storage	103	23,020
Retail Properties of America, Inc., Class A	3,130	47,983
Rexford Industrial Realty, Inc.	845	19,596
RioCan Real Estate Investment Trust	633	12,555
Scentre Group	14,924	49,958
Simon Property Group, Inc.	630	111,932
SL Green Realty Corp.	244	26,242
STAG Industrial, Inc.	1,575	37,595
Sun Communities, Inc.	257	19,689
UDR, Inc.	1,737	63,366
Unibail-Rodamco SE	363	86,505
Vastned Retail NV	647	25,104
Ventas, Inc.	441	27,571
Welltower, Inc.	410	27,441
Westfield Corp.	13,848	93,632

		2,032,713
Real Estate Management & Development — 3.1%
Ayala Land, Inc.	10,500	6,746
BUWOG AG	2,003	46,499
Cheung Kong Property Holdings Ltd.	7,500	45,802
China Resources Land Ltd.	6,000	13,426
Deutsche Wohnen AG, Bearer Shares	949	29,767
First Capital Realty, Inc.	1,612	24,817
Global Logistic Properties Ltd.	28,400	43,004
Howard Hughes Corp. (c)	191	21,793
Inmobiliaria Colonial SA	5,344	36,984
Intiland Development Tbk PT	553,000	20,515
Kungsleden AB	2,908	18,391
LEG Immobilien AG	413	32,032
Leopalace21 Corp.	500	2,762
Mega Manunggal Property Tbk PT (c)	510,400	25,951
Megaworld Corp.	167,000	11,956
Mitsui Fudosan Co. Ltd.	1,000	23,150
Modernland Realty Tbk PT (c)	35,000	887
Puradelta Lestari Tbk PT	471,200	8,023
St. Modwen Properties PLC	3,715	13,976
Sun Hung Kai Properties Ltd.	6,000	75,555
Takara Leben Co., Ltd.	2,400	13,942
Unizo Holdings Co., Ltd.	2,500	66,104
Wihlborgs Fastigheter AB	795	14,755

		596,837
Road & Rail — 0.1%
MTR Corp. Ltd.	2,500	12,121
Total Common Stocks — 14.1%		2,730,426
Total Investments (Cost — $18,826,335) — 100.4%		19,461,478
Liabilities in Excess of Other Assets — (0.4)%		(75,044)

Net Assets — 100.0%		$19,386,434

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$5,262,393	$1,572,520	[1]	—	$6,834,913	$6,834,913	$98,789		$427,243
BlackRock Cash Funds: Institutional, SL Agency Shares*	35,783	—		(35,783)[2]	—	—	1,461	[3]	(48)
BlackRock Cash Funds: Prime, SL Agency Shares*	—	—		—	—	—	199	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,459,631	[1]	—	2,459,631	2,459,631	1,135		164
BlackRock Commodity Strategies Fund	98,531	39,482		(20,846)	117,167	869,377	8,124		(54,525)
BlackRock Emerging Markets Fund, Inc.*	54,081	17,321		(71,402)	—	—	—		(61,950)
CoreAlpha Bond Master Portfolio	$239,880	—		$(56,068)[2]	$183,812	183,812	5,712		17
International Tilts Master Portfolio	$3,333,398	—		$(562,172)[2]	$2,771,226	2,771,226	104,931		(257,019)
iShares Core S&P 500 ETF	—	1,685		—	1,685	379,108	2,197		—
iShares Edge MSCI Min Vol EAFE ETF*	—	3,280		(3,280)	—	—	—		4,435
iShares Edge MSCI Min Vol USA ETF*	—	10,449		(10,449)	—	—	—		9,138
iShares Edge MSCI Multifactor Intl ETF	—	33,798		—	33,798	785,128	6,192		—
iShares Edge MSCI Multifactor USA ETF	—	69,896		—	69,896	1,867,621	6,766		—
iShares MSCI Canada ETF	11,738	3,754		(15,492)	—	—	2,489		(29,612)
iShares MSCI EAFE Small-Cap ETF	9,332	4,810		(2,500)	11,642	580,236	15,855		(349)
Large Cap Index Master Portfolio*	$2,261,152	—		$(2,261,152)[2]	—	—	48,768		12,309
Master Small Cap Index Series*	$327,450	—		$(327,450)[2]	—	—	4,371		792
Total						$16,731,052	$306,989		$50,595

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

(c)	Non-income producing security.

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
5	Canadian Dollar	March 2017	$372,075	$(8,985)
4	Euro Dollar	March 2017	$528,700	(5,259)
30	MSCI Emerging Markets E-Mini Index	March 2017	$1,288,350	(28,355)
6	Russell 2000 E-Mini Index	March 2017	$407,070	(7,768)
2	S&P 500 E-Mini Index	March 2017	$223,620	(1,432)
3	S&P/TSX 60 Index	March 2017	$400,804	176
Total				$(51,623)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,000	USD	3,037	Barclays Bank PLC	1/19/17	$(142)
AUD	1,000	USD	744	BNP Paribas S.A.	1/19/17	(20)
AUD	24,000	USD	17,646	Goldman Sachs International	1/19/17	(275)
CAD	8,000	USD	6,021	BNP Paribas S.A.	1/19/17	(54)
CAD	19,000	USD	14,154	Goldman Sachs International	1/19/17	17

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	73

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	50,000	USD	38,080	Goldman Sachs International	1/19/17	$(788)
CHF	22,000	USD	22,371	Bank of America N.A.	1/19/17	(701)
CHF	2,000	USD	1,985	Citibank N.A.	1/19/17	(15)
EUR	8,000	USD	8,809	BNP Paribas S.A.	1/19/17	(364)
EUR	2,000	USD	2,186	Goldman Sachs International	1/19/17	(75)
GBP	3,000	USD	3,708	Bank of America N.A.	1/19/17	1
GBP	1,000	USD	1,226	Barclays Bank PLC	1/19/17	10
GBP	5,000	USD	6,226	Barclays Bank PLC	1/19/17	(45)
GBP	3,000	USD	3,772	Citibank N.A.	1/19/17	(63)
GBP	1,000	USD	1,233	Citibank N.A.	1/19/17	3
GBP	5,000	USD	6,129	Goldman Sachs International	1/19/17	53
GBP	1,000	USD	1,269	Goldman Sachs International	1/19/17	(33)
GBP	1,000	USD	1,235	Goldman Sachs International	1/19/17	2
GBP	5,000	USD	6,139	Goldman Sachs International	1/19/17	42
GBP	6,000	USD	7,347	Goldman Sachs International	1/19/17	70
GBP	1,000	USD	1,269	Goldman Sachs International	1/19/17	(33)
HKD	86,000	USD	11,096	Barclays Bank PLC	1/19/17	(3)
HKD	63,000	USD	8,125	Barclays Bank PLC	1/19/17	2
HKD	532,000	USD	68,632	Goldman Sachs International	1/19/17	(10)
HKD	17,000	USD	2,193	UBS AG	1/19/17	—
IDR	52,625,000	USD	3,864	Citibank N.A.	1/19/17	35
IDR	37,584,000	USD	2,849	Nomura International PLC	1/19/17	(65)
ILS	9,000	USD	2,358	Bank of America N.A.	1/19/17	(19)
ILS	6,000	USD	1,573	Royal Bank of Canada	1/19/17	(13)
JPY	334,000	USD	2,903	Bank of America N.A.	1/19/17	(37)
JPY	504,000	USD	4,267	Bank of America N.A.	1/19/17	58
JPY	539,000	USD	4,634	Bank of America N.A.	1/19/17	(8)
JPY	2,228,000	USD	19,837	Bank of America N.A.	1/19/17	(716)
JPY	54,000	USD	476	Barclays Bank PLC	1/19/17	(13)
JPY	818,000	USD	7,828	BNP Paribas S.A.	1/19/17	(808)
JPY	2,776,000	USD	25,072	BNP Paribas S.A.	1/19/17	(1,249)
JPY	2,680,000	USD	23,955	BNP Paribas S.A.	1/19/17	(956)
JPY	615,000	USD	5,229	Citibank N.A.	1/19/17	49
JPY	326,000	USD	3,138	Goldman Sachs International	1/19/17	(341)
JPY	2,627,000	USD	25,277	Goldman Sachs International	1/19/17	(2,733)
JPY	309,000	USD	2,946	Goldman Sachs International	1/19/17	(294)
JPY	335,000	USD	2,841	Goldman Sachs International	1/19/17	34
JPY	1,408,000	USD	13,473	Goldman Sachs International	1/19/17	(1,390)
JPY	1,829,000	USD	16,844	Royal Bank of Canada	1/19/17	(1,148)
NOK	85,000	USD	9,978	Citibank N.A.	1/19/17	(101)
NOK	17,000	USD	1,960	Citibank N.A.	1/19/17	15
NOK	13,000	USD	1,552	Goldman Sachs International	1/19/17	(41)
NOK	7,000	USD	837	Goldman Sachs International	1/19/17	(24)
NOK	48,000	USD	5,697	Goldman Sachs International	1/19/17	(119)
NOK	7,000	USD	809	Goldman Sachs International	1/19/17	5
NOK	32,000	USD	3,908	Goldman Sachs International	1/19/17	(190)
NOK	41,000	USD	4,953	Goldman Sachs International	1/19/17	(189)
NOK	26,000	USD	3,152	Goldman Sachs International	1/19/17	(131)
NZD	3,000	USD	2,132	Barclays Bank PLC	1/19/17	(41)
SEK	172,000	USD	19,590	Bank of America N.A.	1/19/17	(637)
SEK	20,000	USD	2,180	Citibank N.A.	1/19/17	24
SGD	41,000	USD	29,526	Barclays Bank PLC	1/19/17	(1,148)
SGD	8,000	USD	5,774	Barclays Bank PLC	1/19/17	(237)
SGD	6,000	USD	4,330	BNP Paribas S.A.	1/19/17	(178)
SGD	4,000	USD	2,886	BNP Paribas S.A.	1/19/17	(117)
USD	22,053	AUD	29,000	Bank of America N.A.	1/19/17	1,062
USD	7,535	AUD	10,000	Bank of America N.A.	1/19/17	297
USD	7,638	AUD	10,000	Barclays Bank PLC	1/19/17	399
USD	9,829	AUD	13,000	Goldman Sachs International	1/19/17	419
USD	1,509	CAD	2,000	Goldman Sachs International	1/19/17	17
USD	748	CAD	1,000	Royal Bank of Canada	1/19/17	2
USD	14,796	CAD	20,000	Royal Bank of Canada	1/19/17	(121)
USD	5,519	EUR	5,000	Bank of America N.A.	1/19/17	241
USD	2,083	EUR	2,000	Bank of America N.A.	1/19/17	(29)

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,694	EUR	6,000	Bank of America N.A.	1/19/17	$360
USD	3,287	EUR	3,000	Bank of America N.A.	1/19/17	120
USD	8,555	EUR	8,000	Bank of America N.A.	1/19/17	110
USD	21,471	EUR	20,000	Bank of America N.A.	1/19/17	358
USD	4,178	EUR	4,000	Bank of America N.A.	1/19/17	(45)
USD	9,990	EUR	9,000	Barclays Bank PLC	1/19/17	489
USD	2,114	EUR	2,000	BNP Paribas S.A.	1/19/17	3
USD	4,179	EUR	4,000	BNP Paribas S.A.	1/19/17	(43)
USD	3,291	EUR	3,000	Citibank N.A.	1/19/17	124
USD	6,543	EUR	6,000	Citibank N.A.	1/19/17	209
USD	2,093	EUR	2,000	Goldman Sachs International	1/19/17	(18)
USD	10,766	EUR	10,000	Goldman Sachs International	1/19/17	209
USD	2,091	EUR	2,000	Goldman Sachs International	1/19/17	(20)
USD	7,662	EUR	7,000	Goldman Sachs International	1/19/17	272
USD	6,105	GBP	5,000	Barclays Bank PLC	1/19/17	(76)
USD	8,886	HKD	69,000	Bank of America N.A.	1/19/17	(15)
USD	19,089	HKD	148,000	BNP Paribas S.A.	1/19/17	(1)
USD	9,933	HKD	77,000	BNP Paribas S.A.	1/19/17	1
USD	9,802	HKD	76,000	Citibank N.A.	1/19/17	(1)
USD	4,509	HKD	35,000	Goldman Sachs International	1/19/17	(6)
USD	4,643	HKD	36,000	Goldman Sachs International	1/19/17	(1)
USD	6,577	HKD	51,000	Nomura International PLC	1/19/17	(1)
USD	3,219	HKD	25,000	UBS AG	1/19/17	(5)
USD	4,257	HKD	33,000	UBS AG	1/19/17	1
USD	3,354	HKD	26,000	UBS AG	1/19/17	—
USD	62,639	IDR	831,224,000	Nomura International PLC	1/19/17	1,067
USD	48,415	JPY	5,014,000	Bank of America N.A.	1/19/17	5,386
USD	6,355	JPY	716,000	BNP Paribas S.A.	1/19/17	210
USD	3,515	JPY	396,000	BNP Paribas S.A.	1/19/17	116
USD	16,345	JPY	1,694,000	Citibank N.A.	1/19/17	1,807
USD	2,879	JPY	296,000	Citibank N.A.	1/19/17	338
USD	1,218	JPY	127,000	Citibank N.A.	1/19/17	129
USD	6,992	JPY	793,000	Goldman Sachs International	1/19/17	187
USD	2,684	JPY	282,000	Goldman Sachs International	1/19/17	263
USD	30,521	NOK	250,000	Bank of America N.A.	1/19/17	1,471
USD	1,188	NOK	10,000	Goldman Sachs International	1/19/17	26
USD	487	NOK	4,000	Goldman Sachs International	1/19/17	22
USD	3,305	PHP	165,000	Bank of America N.A.	1/19/17	(13)
USD	10,766	PHP	541,000	Citibank N.A.	1/19/17	(111)
USD	2,496	PHP	125,000	Nomura International PLC	1/19/17	(18)
USD	650	SEK	6,000	Barclays Bank PLC	1/19/17	(11)
USD	4,944	SEK	44,000	Citibank N.A.	1/19/17	96
USD	2,001	SEK	18,000	Citibank N.A.	1/19/17	18
USD	2,377	SEK	21,000	Goldman Sachs International	1/19/17	63
USD	789	SEK	7,000	Goldman Sachs International	1/19/17	18
USD	900	SEK	8,000	Goldman Sachs International	1/19/17	19
USD	2,479	SEK	22,000	Goldman Sachs International	1/19/17	55
USD	2,986	SEK	27,000	Goldman Sachs International	1/19/17	11
USD	3,027	SEK	27,000	Goldman Sachs International	1/19/17	52
USD	977	SEK	9,000	Goldman Sachs International	1/19/17	(15)
USD	14,413	SGD	20,000	Bank of America N.A.	1/19/17	570
USD	703	SGD	1,000	Bank of America N.A.	1/19/17	11
USD	2,105	SGD	3,000	Barclays Bank PLC	1/19/17	29
USD	1,407	SGD	2,000	BNP Paribas S.A.	1/19/17	23
USD	5,616	SGD	8,000	Royal Bank of Canada	1/19/17	78
Total						$1,064

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	75

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$176	—	—	—	$176
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$17,178	—	—	17,178

Total		—	—	$176	$17,178	—	—	$17,354

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$37,555	$14,244	—	—	$51,799
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	16,114	—	—	16,114

Total		—	—	$37,555	$30,358	—	—	$67,913

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$91,990	$9,226	—	—	$101,216
Forward foreign currency exchange contracts	—	—	—	6,636	—	—	6,636

Total	—	—	$91,990	$15,862	—	—	$107,852

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(37,379)	$(14,244)	—	—	$(51,623)
Forward foreign currency exchange contracts	—	—	—	1,763	—	—	1,763

Total	—	—	$(37,379)	$(12,481)	—	—	$(49,860)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$805,155
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$530,918
Average amounts sold — in USD	$626,869

For more information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$3,850	$15,297
Forward foreign currency exchange contracts	17,178	16,114

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$21,028	$31,411

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,850)	(15,297)

Total derivative assets and liabilities subject to an MNA	$17,178	$16,114

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$10,045	$(2,220)	—	—	$7,825
Barclays Bank PLC	929	(929)	—	—	—
BNP Paribas S.A.	353	(353)	—	—	—
Citibank N.A.	2,847	(291)	—	—	2,556
Goldman Sachs International	1,856	(1,856)	—	—	—
Nomura International PLC	1,067	(84)	—	—	983
Royal Bank of Canada	80	(80)	—	—	—
UBS AG	1	(1)	—	—	—

Total	$17,178	$(5,814)	—	—	$11,364

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$2,220	$(2,220)	—	—	—
Barclays Bank PLC	1,716	(929)	—	—	$787
BNP Paribas S.A.	3,790	(353)	—	—	3,437
Citibank N.A.	291	(291)	—	—	—
Goldman Sachs International	6,726	(1,856)	—	—	4,870
Nomura International PLC	84	(84)	—	—	—
Royal Bank of Canada	1,282	(80)	—	—	1,202
UBS AG	5	(1)	—	—	4

Total	$16,114	$(5,814)	—	—	$10,300

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$4,481,470	—	—	$4,481,470
Fixed Income Fund	—	—	—	—
Short-Term Securities	2,459,631	—	—	2,459,631
Common Stocks:
Equity Real Estate Investment Trusts	—	$68,926	—	68,926
Hotels, Restaurants & Leisure	19,829	—	—	19,829
Real Estate Investment Trusts	1,545,146	487,567	—	2,032,713
Real Estate Management & Development	72,561	524,276	—	596,837
Road & Rail	—	12,121	—	12,121

Subtotal	$8,578,637	$1,092,890	—	$9,671,527

Investments Valued at NAV[1]				9,789,951

Total				$19,461,478

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	77

Schedule of Investments (concluded)	LifePath Dynamic 2055 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$176	—	—	$176
Forward foreign currency contracts	—	$17,178	—	17,178
Liabilities:
Equity contracts	(37,555)	—	—	(37,555)
Forward foreign currency contracts	(14,244)	(16,114)	—	(30,358)

Total	$(51,623)	$1,064	—	$(50,559)

[1]    As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2016	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

Assets
Investments at value — unaffiliated[1]	$3,254,016	$5,700,906	$4,944,642	$2,730,426
Investments at value — affiliated[2,3]	61,683,007	51,690,523	31,233,591	16,731,052
Cash pledged for futures contracts	307,000	314,000	238,000	129,000
Foreign currency at value[4]	32,432	38,178	27,904	17,795
Receivables:
Dividends — unaffiliated	14,538	25,389	21,949	12,150
Dividends — affiliated	2,929	3,352	2,896	1,654
Investments sold	22,358	36,831	31,661	20,059
Variation margin on futures contracts	10,350	10,408	6,798	3,850
From the Manager	14,349	14,785	15,583	16,208
Securities lending income — affiliated	625	151	274	154
Unrealized appreciation on forward foreign currency exchange contracts	21,711	37,630	30,876	17,178

Total assets	65,363,315	57,872,153	36,554,174	19,679,526

Liabilities
Cash collateral on securities loaned at value	1,748,396	171,343	—	—
Payables:
Investments purchased	11,543	20,243	17,587	9,746
Professional fees	11,636	11,599	11,587	11,573
Variation margin on futures contracts	33,374	36,361	27,976	15,297
Independent Trustees’ fees	2,408	2,340	2,216	2,104
Withdrawals to investors	985,251	217,243	42,595	238,258
Unrealized depreciation on forward foreign currency exchange contracts	19,444	35,792	29,228	16,114

Total liabilities	2,812,052	494,921	131,189	293,092

Net Assets	$62,551,263	$57,377,232	$36,422,985	$19,386,434

Net Assets Consist of
Investors’ capital	$61,509,869	$55,964,714	$35,282,933	$18,802,562
Net unrealized appreciation (depreciation)	1,041,394	1,412,518	1,140,052	583,872

Net Assets	$62,551,263	$57,377,232	$36,422,985	$19,386,434

[1] Investments at cost — unaffiliated	$3,257,989	$5,715,219	$4,957,848	$2,743,741
[2] Investments at cost — affiliated	$60,512,432	$50,132,583	$29,986,216	$16,082,594
[3] Securities loaned at value	$1,714,126	$167,393	—	—
[4] Foreign currency at cost	$32,746	$38,545	$28,183	$17,980

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	79

Statements of Operations	Master Investment Portfolio

Year Ended December 31, 2016	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

Investment Income
Dividends — unaffiliated	$118,078	$191,231	$159,996	$84,069
Dividends — affiliated	165,757	138,236	86,484	43,176
Securities lending — affiliated — net	2,632	1,783	2,149	1,242
Foreign taxes withheld	(5,236)	(8,428)	(7,026)	(3,800)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends	661,578	761,215	544,899	275,508
Interest	565,654	249,407	36,033	12,373
Expenses	(145,861)	(123,936)	(73,985)	(39,964)
Fees waived	36,390	37,515	25,507	14,654

Total investment income	1,398,992	1,247,023	774,057	387,258

Expenses
Investment advisory	228,056	200,574	125,128	63,472
Professional	14,318	14,278	14,191	14,132
Independent Trustees	11,983	11,734	11,128	10,599

Total expenses	254,357	226,586	150,447	88,203
Less fees waived by the Manager	(222,289)	(198,461)	(133,023)	(79,382)

Total expenses after fees waived	32,068	28,125	17,424	8,821

Net investment income	1,366,924	1,218,898	756,633	378,437

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	53,623	95,753	104,240	51,261
Investments — affiliated	(634,098)	(644,276)	(427,888)	(132,911)
Futures contracts	262,418	251,334	182,431	101,216
Forward foreign currency exchange contracts	8,283	10,021	10,046	6,636
Foreign currency transactions	(2,526)	(3,949)	(4,453)	(2,662)
Capital gain distributions from investment companies—affiliated	369	342	281	164
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts and foreign currency transactions	558,880	422,836	225,051	183,342

	246,949	132,061	89,708	207,046

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(40,551)	(75,713)	(64,344)	(36,915)
Investments — affiliated	1,582,453	1,558,389	1,118,204	487,973
Futures contracts	(126,356)	(131,377)	(94,540)	(51,623)
Forward foreign currency exchange contracts	3,324	3,571	3,073	1,763
Foreign currency translations	(953)	(1,383)	(1,064)	(616)
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts and foreign currency translations	1,520,636	1,708,146	1,199,324	605,003

	2,938,553	3,061,633	2,160,653	1,005,585

Net realized and unrealized gain	3,185,502	3,193,694	2,250,361	1,212,631

Net Increase in Net Assets Resulting from Operations	$4,552,426	$4,412,592	$3,006,994	$1,591,068

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Dynamic 2025 Master Portfolio		LifePath Dynamic 2035 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$1,366,924	$1,367,277	$1,218,898	$1,187,387
Net realized gain	246,949	2,037,290	132,061	1,956,660
Net change in unrealized appreciation (depreciation)	2,938,553	(4,552,702)	3,061,633	(4,209,460)

Net increase (decrease) in net assets resulting from operations	4,552,426	(1,148,135)	4,412,592	(1,065,413)

Capital Transactions
Proceeds from contributions	18,734,845	34,846,434	19,050,493	22,992,558
Value of withdrawals	(25,841,430)	(32,667,282)	(22,185,822)	(21,589,751)

Net increase (decrease) in net assets derived from capital transactions	(7,106,585)	2,179,152	(3,135,329)	1,402,807

Net Assets
Total increase (decrease) in net assets	(2,554,159)	1,031,017	1,277,263	337,394
Beginning of year	65,105,422	64,074,405	56,099,969	55,762,575

End of year	$62,551,263	$65,105,422	$57,377,232	$56,099,969

	LifePath Dynamic 2045 Master Portfolio		LifePath Dynamic 2055 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$756,633	$712,571	$378,437	$297,359
Net realized gain	89,708	1,288,414	207,046	473,277
Net change in unrealized appreciation (depreciation)	2,160,653	(2,672,638)	1,005,585	(1,105,267)

Net increase (decrease) in net assets resulting from operations	3,006,994	(671,653)	1,591,068	(334,631)

Capital Transactions
Proceeds from contributions	13,664,228	15,353,680	9,715,070	9,297,038
Value of withdrawals	(14,765,007)	(14,907,021)	(7,770,014)	(6,168,994)

Net increase (decrease) in net assets derived from capital transactions	(1,100,779)	446,659	1,945,056	3,128,044

Net Assets
Total increase (decrease) in net assets	1,906,215	(224,994)	3,536,124	2,793,413
Beginning of year	34,516,770	34,741,764	15,850,310	13,056,897

End of year	$36,422,985	$34,516,770	$19,386,434	$15,850,310

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	81

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2025 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	7.25%		(1.50)%		5.73%		12.34%		12.57%

Ratios to Average Net Assets
Total expenses	0.56%	[1,2,3]	0.57%	[4,5,6]	0.58%	[7,8,9]	0.61%	[7,8,9]	0.69%	[10,11,12]

Total expenses after fees waived	0.22%	[1,2,3]	0.23%	[4,5,6]	0.22%	[7,8,9]	0.25%	[7,8,9]	0.26%	[10,11,12]

Net investment income[13]	2.10%	[1,2,3]	1.98%	[4,5,6]	2.05%	[7,8,9]	2.11%	[7,8,9]	2.32%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$62,551		$65,105		$64,074		$58,662		$34,044

Portfolio turnover rate	54%	[14]	51%	[15]	50%	[16]	30%	[16]	4%	[17]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio allocated fees waived of 0.06% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio allocated net expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.04% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% and 0.10% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% for the years ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% for the year ended December 31, 2012, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the year ended December 31, 2016, which also Master Total Return Portfolio, except for the years December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[17]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2035 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	7.99%		(1.65)%		6.01%		15.83%		14.35%

Ratios to Average Net Assets
Total expenses	0.55%	[1,2,3]	0.57%	[4,5,6]	0.58%	[7,8,9]	0.63%	[7,8,9]	0.76%	[10,11,12]

Total expenses after fees waived	0.20%	[1,2,3]	0.20%	[4,5,6]	0.20%	[7,8,9]	0.25%	[7,8,9]	0.25%	[10,11,12]

Net investment income[13]	2.13%	[1,2,3]	2.02%	[4,5,6]	2.06%	[7,8,9]	2.29%	[7,8,9]	2.42%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$57,377		$56,100		$55,763		$45,363		$25,732

Portfolio turnover rate	76%	[14]	44%	[15]	54%	[16]	39%	[16]	4%	[17]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio allocated fees waived of 0.07% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio allocated net expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.11% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% for the years ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the year ended December 31, 2016, which also Master Total Return Portfolio, except for the years December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[17]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	83

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2045 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.52%		(1.87)%		6.16%		18.99%		15.84%

Ratios to Average Net Assets
Total expenses	0.56%	[1,2,3]	0.59%	[4,5,6]	0.61%	[7,8,9]	0.70%	[7,8,9]	1.01%	[10,11,12]

Total expenses after fees waived	0.18%	[1,2,3]	0.17%	[4,5,6]	0.19%	[7,8,9]	0.24%	[7,8,9]	0.24%	[10,11,12]

Net investment income[13]	2.12%	[1,2,3]	2.02%	[4,5,6]	2.08%	[7,8,9]	2.47%	[7,8,9]	2.54%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$36,423		$34,517		$34,742		$25,479		$12,178

Portfolio turnover rate	75%	[14]	50%	[14]	54%	[15]	38%	[15]	4%	[16]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.07% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% and 0.11% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% for the year ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[16]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2055 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.58%		(2.02)%		6.40%		21.49%		16.96%

Ratios to Average Net Assets
Total expenses	0.63%	[1,2,3]	0.72%	[1,2,3]	0.76%	[4,5,6]	1.01%	[4,5,6]	2.41%	[7,8,9]

Total expenses after fees waived	0.19%	[1,2,3]	0.17%	[1,2,3]	0.17%	[4,5,6]	0.24%	[4,5,6]	0.25%	[7,8,9]

Net investment income[10]	2.09%	[1,2,3]	2.03%	[1,2,3]	2.06%	[4,5,6]	2.65%	[4,5,6]	2.66%	[7,8,9]

Supplemental Data
Net assets, end of year (000)	$19,386		$15,850		$13,057		$8,978		$3,775

Portfolio turnover rate	80%	[11]	49%	[11]	48%	[12]	67%	[12]	7%	[13]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.08% and 0.07% for the years ended December 31, 2016 and December 31, 2015, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.18% for the years ended December 31, 2016 and December 31, 2015, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% and 0.06% for the years ended December 31, 2014 and December 31, 2013, respectively.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18% and 0.12% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% for the years ended December 31, 2012.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, for the year ended December 31, 2016, except for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Large Cap Index Master Portfolio and Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Master Portfolio.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	85

Notes to Financial Statements	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”).

As of period end, the investment of LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio in the Active Stock Master Portfolio represented 33.2%, 34.7% and 35.3%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Master Portfolios. The LifePath Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath 2025 Master Portfolio	3.18%	2.22%	3.16%	0.04%
LifePath 2035 Master Portfolio	3.78%	0.84%	3.76%	0.02%
LifePath 2045 Master Portfolio	2.51%	0.09%	2.77%	—
LifePath 2055 Master Portfolio	1.36%	0.03%	1.48%	—

The LifePath Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each LifePath Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Master Portfolio enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the

86	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

LifePath Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of December 31, 2016, certain investments of the LifePath Master Portfolios were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the LifePath Master Portfolios’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a LifePath Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Master Portfolio are charged to that LifePath Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the LifePath Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the LifePath Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Master Portfolios’ net assets. Each business day, the LifePath Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

BLACKROCK FUNDS III	DECEMBER 31, 2016	87

Notes to Financial Statements (continued)	Master Investment Portfolio

•

The market value of the LifePath Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain LifePath Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Master Portfolio and any additional required collateral is delivered to the LifePath Master Portfolio, or excess collateral returned by the LifePath Master Portfolio, on the next business day. During the term of the loan, the LifePath Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the LifePath Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

88	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

Securities lending transactions are entered into by the LifePath Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath 2025 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co.	$1,065,480	$(1,065,480)	—
JP Morgan Securities LLC	648,646	(648,646)	—

Total	$1,714,126	$1,714,126	—

LifePath 2035 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
UBS Securities LLC	$167,393	$(167,393)	—

[1]

Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio
$1,748,396	$171,343

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The LifePath Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain LifePath Master Portfolios invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the

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Notes to Financial Statements (continued)	Master Investment Portfolio

contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain LifePath Master Portfolios enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the LifePath Master Portfolios’ net assets decline by a stated percentage or the LifePath Master Portfolios fail to meet the terms of their ISDA Master Agreements. The result would cause the LifePath Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Master Portfolio.

For such services, each LifePath Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Master Portfolio’s net assets.

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Notes to Financial Statements (continued)	Master Investment Portfolio

With respect to the LifePath Master Portfolios, MIP entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each LifePath Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration service to the LifePath Master Portfolios, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2017. For the year ended December 31, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Amount waived	$195,478	$171,920	$107,252	$54,405

From time to time, BAL may waive Administration fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

With respect to each LifePath Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Master Portfolio’s investments in other affiliated investment companies, if any. For the year ended December 31, 2016, the amounts waived were as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Amount waived	$510	$529	$452	$246

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Master Portfolios. BFA has contractually agreed to reimburse the LifePath Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses through April 30, 2026. For the year ended December 31, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Amount waived	$26,301	$26,012	$25,319	$24,731

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Master Portfolios bear to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (continued)	Master Investment Portfolio

The share of securities lending income earned by each LifePath Master Portfolio is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended December 31, 2016, each LifePath Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
$605	$414	$509	$295

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The LifePath Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions which resulted in net realized gains with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Sales	Net Realized Gain
LifePath 2025 Master Portfolio . . . . . . . . . .	$17,500	$1,305
LifePath 2035 Master Portfolio . . . . . . . . . .	$27,999	$2,136
LifePath 2045 Master Portfolio . . . . . . . . . .	$23,624	$1,805
LifePath 2055 Master Portfolio . . . . . . . . . .	$11,375	$868

Each LifePath Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income — affiliated in the Statements of Operations.

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Purchases	$35,177,910	$43,197,568	$26,353,548	$14,232,747
Sales	$46,308,473	$50,694,744	$31,376,221	$14,354,033

8. Income Tax Information:

Each LifePath Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the LifePath Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the LifePath Master Portfolios’ assets will be managed so an investor in the LifePath Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each LifePath Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Master Portfolios as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Master Portfolios’ financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Tax cost	$64,068,299	$56,374,610	$35,380,871	$18,970,180

Gross unrealized appreciation	$3,992,094	$1,323,902	$998,418	$614,375
Gross unrealized depreciation	(3,123,370)	(307,083)	(201,056)	(123,077)

Net unrealized depreciation	$868,724	$1,016,819	$797,362	$491,298

9. Bank Borrowings:

MIP, on behalf of the LifePath Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Master Portfolios, can borrow

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Notes to Financial Statements (concluded)	Master Investment Portfolio

up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the LifePath Master Portfolios did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the LifePath Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The LifePath Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the LifePath Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The LifePath Master Portfolios’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Master Portfolios.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (the “Master Portfolios”), each a series of Master Investment Portfolio, as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

94	BLACKROCK FUNDS III	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009

President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.

				26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016

Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.

				26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

				26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009

General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.

				26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015

Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.

				26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2009

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				26 RICs consisting of 146 Portfolios	None

BLACKROCK FUNDS III	DECEMBER 31, 2016	95

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Claire A. Walton 1957	Trustee	Since 2016

Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.

				26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)

Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

				128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3] Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

4   In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

96	BLACKROCK FUNDS III	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016

Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President	Since 2014

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.

Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer	Since 2014

Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015

Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.

Benjamin Archibald 1975	Secretary	Since 2012

Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Officers and Trustees is available in the LifePath Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock International Limited Edinburgh EH3 8BL, United Kingdom BlackRock (Singapore) Limited Singapore 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

Administrator BlackRock Advisors, LLC Wilmington, DE 19809

BLACKROCK FUNDS III	DECEMBER 31, 2016	97

Additional Information

General Information

Householding

The LifePath Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Funds/LifePath Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Funds/LifePath Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each LifePath Fund/LifePath Master Portfolio voted proxies relating to securities held in each LifePath Fund’s/LifePath Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

98	BLACKROCK FUNDS III	DECEMBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	DECEMBER 31, 2016	99

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Fund unless preceded or accompanied by the LifePath Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPincre-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock LifePath® Dynamic Retirement Fund
➢	BlackRock LifePath® Dynamic 2020 Fund
➢	BlackRock LifePath® Dynamic 2030 Fund
➢	BlackRock LifePath® Dynamic 2040 Fund
➢	BlackRock LifePath® Dynamic 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016	BlackRock LifePath Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

•

The LifePath Dynamic Funds with target dates of 2020, 2030, 2040 and 2050 and the LifePath Dynamic Retirement Fund (together, the “LifePath Dynamic Funds”) invest in their respective LifePath Dynamic Master Portfolio.

•

For the 12-month period ended December 31, 2016, the LifePath Dynamic 2020, 2030, 2040 and 2050 Funds underperformed their custom benchmarks except for Class K Shares of LifePath Dynamic 2020 Fund, which performed in line with its custom benchmark. Class K Shares of the LifePath Dynamic Retirement Portfolio performed in line with its custom benchmark for the same period, while the Fund’s other share classes underperformed. The returns for the LifePath Dynamic Funds include fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

Detractors from relative returns largely derived from the underperformance of the International Tilts Master Portfolio strategy. The International Tilts Master Portfolio entered 2016 with a pro-growth stance, with its proprietary signals indicating positive economic conditions. Given the dramatic fall in the markets during the first weeks of 2016, this pro-growth stance detracted from returns. In April, the main cause of negative performance was the sharp rotation in market momentum, as expressed by the rally in materials and energy. An overweight in Italy (specifically, Italian banks and financials) was another detractor. At the end of the second quarter, the International Tilts Master Portfolio experienced additional losses concentrated around Brexit market moves. In the third quarter, there was a recovery in the Europe region, but losses in Japan erased those gains. Although the fourth quarter saw a strong performance rebound primarily driven by fundamental insights, this was not sufficient to cover earlier losses.

•

BlackRock Commodity Strategies Fund (the “Fund”) was the main positive contributor to relative performance, largely due to the outperformance of natural resources equities versus underlying commodity prices. The Fund’s mining and energy strategies also made a positive contribution. In addition, the futures’ curve strategies within the commodity futures based investment side of the Fund, had a positive impact on performance relative to the benchmark, as the Fund has generally been positioned further out on the futures curve than the benchmark.

•

Active Stock Master Portfolio also made a positive contribution to relative performance due to the basic value strategy. The largest contributors to performance were stock selection in financials, energy and health care. Conversely, the largest detractors were stock selection in industrials, information technology and consumer staples. Stock selection in the energy sector benefited from a rebound in crude oil prices following OPEC’s agreement to curb production. Active Stock Master Portfolio’s underweight allocation to real estate, based primarily on valuation, also added to returns.

Describe recent portfolio activity.

•

Effective November 7, 2016, LifePath Funds were renamed and restructured as LifePath Dynamic Funds to gain additional flexibility in its portfolio management and access to additional underlying funds. The changes were designed to obtain greater flexibility to adjust the LifePath Dynamic Funds’ asset allocation to respond to market conditions and opportunities; invest in a broader mix of actively managed funds, smart beta ETFs and traditional cap-weighted index funds; and to add additional fixed income diversification by incorporating the Master Total Return Portfolio.

•

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Dynamic Funds were rebalanced in accordance with their updated strategic allocations, and daily cash flows were allocated to the underlying funds and instruments as appropriate. The dynamic signal, which assesses more recent volatility and valuations, was activated during the period and had a slightly positive impact on relative performance.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment committee, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the Manager) may adjust the allocation to equity and fixed income in the LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA, may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Dynamic Fund or achieve its investment objective.

BLACKROCK FUNDS III	DECEMBER 31, 2016	5

BlackRock LifePath Dynamic Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic Retirement Fund will be broadly diversified across global asset classes.

Effective November 7, 2016, BlackRock LifePath® Retirement Fund changed its name to the BlackRock LifePath® Dynamic Retirement Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/06 to 12/31/06	52.0%	10.2%	2.7%	N/A	N/A	N/A	9.9%	N/A	N/A	3.3%	20.2%	1.7%
1/01/07 to 12/31/07	52.6	9.6	2.8	N/A	N/A	2.7%	7.7	N/A	N/A	3.6	19.2	1.8
1/01/08 to 12/31/08	53.0	9.0	1.3	N/A	1.3%	11.4	N/A	N/A	N/A	4.1	18.0	1.9
1/01/09 to 12/31/09	52.9	9.1	N/A	N/A	1.6	10.8	N/A	N/A	N/A	4.7	18.7	2.2
1/01/10 to 12/31/10	52.9	9.1	N/A	N/A	1.1	10.8	N/A	N/A	N/A	5.0	18.9	2.2
1/01/11 to 12/31/11	52.9	9.1	N/A	N/A	0.8	11.3	N/A	8.6%	1.7%	2.8	11.6	1.2
1/01/12 to 12/31/12	52.9	9.1	N/A	1.0%	0.3	11.3	N/A	21.2	4.2	N/A	N/A	N/A
1/01/13 to 12/31/13	52.9	9.1	N/A	3.7	0.1	10.1	N/A	19.7	4.4	N/A	N/A	N/A
1/01/14 to 12/31/14	52.6	9.0	N/A	3.8	0.2	10.2	N/A	19.9	4.3	N/A	N/A	N/A
1/01/15 to 12/31/15	51.2	8.8	N/A	3.8	0.5	11.0	N/A	21.0	3.8	N/A	N/A	N/A
1/01/16 to 12/31/16	51.2	8.8	N/A	3.7	0.5	11.3	N/A	20.9	3.7	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

6	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic Retirement Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.50%	5.91%	N/A	4.75%	N/A	4.17%	N/A
Investor A	1.48	5.78	0.22%	4.51	3.39%	3.91	3.36%
Investor C	1.04	4.97	3.97	3.70	3.70	3.10	3.10
Class K	1.63	6.20	N/A	5.09	N/A	4.48	N/A
Class R	1.42	5.59	N/A	4.26	N/A	3.63	N/A
LifePath Dynamic Retirement Fund Custom Benchmark	1.42	6.15	N/A	5.10	N/A	4.68	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	4.34	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	N/A	0.89	N/A	4.36	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.58)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	1.48	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	1.22	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	7.08	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	7.07	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	7

BlackRock LifePath Dynamic 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2020 Fund (“LifePath Dynamic 2020 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2020 Fund changed its name to the BlackRock LifePath® Dynamic 2020 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/06 to 12/31/06	29.0%	5.2%	4.3%	N/A	N/A	N/A	16.8%	N/A	N/A	5.1%	37.5%	2.6%
1/01/07 to 12/31/07	29.7	5.0	4.5	N/A	N/A	17.2%	N/A	N/A	N/A	5.4	35.4	2.8
1/01/08 to 12/31/08	31.6	5.1	2.2	N/A	2.2%	18.4	N/A	N/A	N/A	5.8	32.0	2.7
1/01/09 to 12/31/09	33.8	5.5	N/A	N/A	4.8	16.9	N/A	N/A	N/A	5.8	30.4	2.8
1/01/10 to 12/31/10	35.2	5.7	N/A	N/A	4.0	16.5	N/A	N/A	N/A	5.8	30.2	2.6
1/01/11 to 12/31/11	36.9	6.0	N/A	N/A	3.6	16.6	N/A	13.1%	1.5%	3.3	17.6	1.4
1/01/12 to 12/31/12	39.0	6.3	N/A	1.0%	3.2	15.9	N/A	31.0	3.6	N/A	N/A	N/A
1/01/13 to 12/31/13	40.8	6.6	N/A	3.8	2.8	14.5	N/A	27.8	3.7	N/A	N/A	N/A
1/01/14 to 12/31/14	42.0	6.8	N/A	3.8	2.6	14.4	N/A	26.7	3.7	N/A	N/A	N/A
1/01/15 to 12/31/15	40.4	6.7	N/A	3.8	2.9	15.3	N/A	27.5	3.4	N/A	N/A	N/A
1/01/16 to 12/31/16	42.1	7.0	N/A	3.7	2.7	14.9	N/A	26.2	3.3	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

8	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2020 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.29%	6.29%	N/A	5.95%	N/A	3.57%	N/A
Investor A	2.15	6.04	0.47%	5.68	4.54%	3.32	2.76%
Investor C	1.73	5.23	4.23	4.88	4.88	2.48	2.48
Class K	2.42	6.57	N/A	6.29	N/A	3.89	N/A
Class R	2.05	5.79	N/A	5.42	N/A	3.00	N/A
LifePath Dynamic 2020 Fund Custom Benchmark	2.10	6.62	N/A	6.38	N/A	4.29	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	4.34	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	N/A	0.89	N/A	4.36	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.58)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	1.48	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	1.22	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	7.08	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	7.07	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	9

BlackRock LifePath Dynamic 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2030 Fund changed its name to the BlackRock LifePath® Dynamic 2030 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/06 to 12/31/06	16.7%	2.7%	5.1%	N/A	N/A	N/A	20.3%	N/A	N/A	6.0%	46.2%	3.0%
1/01/07 to 12/31/07	17.4	2.6	5.4	N/A	N/A	20.9%	N/A	N/A	N/A	6.4	44.1	3.2
1/01/08 to 12/31/08	19.0	2.8	5.5	N/A	N/A	22.4	N/A	N/A	N/A	6.9	40.2	3.2
1/01/09 to 12/31/09	21.0	3.1	N/A	N/A	7.0%	21.0	N/A	N/A	N/A	6.6	38.2	3.1
1/01/10 to 12/31/10	22.0	3.2	N/A	N/A	6.3	20.7	N/A	N/A	N/A	6.4	38.6	2.8
1/01/11 to 12/31/11	23.5	3.4	N/A	N/A	6.0	20.9	N/A	17.0%	1.3%	3.7	22.6	1.6
1/01/12 to 12/31/12	25.8	3.8	N/A	1.0%	6.0	20.2	N/A	40.2	3.0	N/A	N/A	N/A
1/01/13 to 12/31/13	27.6	4.0	N/A	3.9	5.7	19.3	N/A	36.6	2.9	N/A	N/A	N/A
1/01/14 to 12/31/14	27.5	4.0	N/A	3.9	6.1	19.8	N/A	35.8	2.9	N/A	N/A	N/A
1/01/15 to 12/31/15	21.8	3.4	N/A	3.9	7.7	22.2	N/A	38.5	2.5	N/A	N/A	N/A
1/01/16 to 12/31/16	6.9	3.6	N/A	3.9	7.6	21.9	N/A	37.1	2.5	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

10	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2030 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.76%	7.24%	N/A	7.30%	N/A	3.48%	N/A
Investor A	3.62	6.93	1.32%	7.02	5.87%	3.21	2.66%
Investor C	3.19	6.12	5.12	6.21	6.21	2.36	2.36
Class K	3.81	7.42	N/A	7.63	N/A	3.79	N/A
Class R	3.51	6.74	N/A	6.76	N/A	2.88	N/A
LifePath Dynamic 2030 Fund Custom Benchmark	3.51	7.62	N/A	7.78	N/A	4.32	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	4.34	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	N/A	0.89	N/A	4.36	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.58)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	1.48	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	1.22	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	7.08	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	7.07	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	11

BlackRock LifePath Dynamic 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2040 Fund changed its name to the BlackRock LifePath® Dynamic 2040 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/06 to 12/31/06	7.4%	N/A	5.8%	N/A	N/A	N/A	23.2%	N/A	N/A	6.8%	53.4%	3.4%
1/01/07 to 12/31/07	7.7	N/A	5.9	N/A	N/A	N/A	23.5	N/A	N/A	7.2	51.9	3.7
1/01/08 to 12/31/08	9.1	0.5%	3.2	N/A	3.2%	25.8%	N/A	N/A	N/A	7.7	46.9	3.6
1/01/09 to 12/31/09	10.4	1.1	N/A	N/A	8.8	24.5	N/A	N/A	N/A	7.2	44.6	3.4
1/01/10 to 12/31/10	11.2	1.1	N/A	N/A	8.1	24.2	N/A	N/A	N/A	6.9	45.5	3.0
1/01/11 to 12/31/11	12.7	1.3	N/A	N/A	7.9	24.5	N/A	20.1%	1.2%	4.0	26.6	1.7
1/01/12 to 12/31/12	15.3	1.6	N/A	1.0%	8.2	23.7	N/A	47.7	2.5	N/A	N/A	N/A
1/01/13 to 12/31/13	17.3	1.7	N/A	3.9	8.1	23.1	N/A	43.6	2.3	N/A	N/A	N/A
1/01/14 to 12/31/14	16.1	1.6	N/A	3.9	9.0	24.2	N/A	42.9	2.3	N/A	N/A	N/A
1/01/15 to 12/31/15	5.7	0.7	N/A	4.1	12.1	28.1	N/A	47.3	2.0	N/A	N/A	N/A
1/01/16 to 12/31/16	6.9	0.9	N/A	4.1	12.1	28.0	N/A	37.1	2.5	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

12	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2040 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.01%	7.97%	N/A	8.34%	N/A	3.32%	N/A
Investor A	4.84	7.69	2.04%	8.07	6.91%	3.07	2.51%
Investor C	4.44	6.82	5.82	7.27	7.27	2.19	2.19
Class K	5.12	8.19	N/A	8.69	N/A	3.65	N/A
Class R	4.76	7.50	N/A	7.83	N/A	2.71	N/A
LifePath Dynamic 2040 Fund Custom Benchmark	4.71	8.43	N/A	8.87	N/A	4.27	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	4.34	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	N/A	0.89	N/A	4.36	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(5.58)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	1.48	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	1.22	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	7.08	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	7.07	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	13

BlackRock LifePath Dynamic 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “LifePath Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective November 7, 2016, BlackRock LifePath® 2050 Fund changed its name to the BlackRock LifePath® Dynamic 2050 Fund.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
1/01/08 to 12/31/08	1.0%	N/A	3.6%	30.4%	N/A	N/A	10.5%	49.7%	4.8%
1/01/09 to 12/31/09	1.0	N/A	9.1	28.3	N/A	N/A	9.5	47.5	4.6
1/01/10 to 12/31/10	1.1	N/A	9.8	27.4	N/A	N/A	7.6	50.7	3.4
1/01/11 to 12/31/11	2.7	N/A	9.7	27.6	22.8%	1.1%	4.4	29.9	1.8
1/01/12 to 12/31/12	5.9	1.0%	10.2	26.8	54.0	2.1	N/A	N/A	N/A
1/01/13 to 12/31/13	8.2	4.0	10.1	26.3	49.6	1.8	N/A	N/A	N/A
1/01/14 to 12/31/14	8.2	3.9	11.0	27.3	47.8	1.8	N/A	N/A	N/A
1/01/15 to 12/31/15	1.0	4.2	13.7	29.9	49.2	2.0	N/A	N/A	N/A
1/01/16 to 12/31/16	1.0	4.4	14.1	30.3	48.3	1.8	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

14	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Dynamic 2050 Fund

Performance Summary for the Period Ended December 31, 2016

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.44%	8.19%	N/A	9.18%	N/A	4.86%	N/A
Investor A	5.34	7.95	2.29%	8.93	7.76%	4.60	3.94%
Investor C	4.87	7.08	6.08	8.09	8.09	3.68	3.68
Class K	5.56	8.43	N/A	9.55	N/A	5.21	N/A
Class R	5.24	7.75	N/A	8.68	N/A	4.22	N/A
LifePath Dynamic 2050 Fund Custom Benchmark	5.12	8.72	N/A	9.78	N/A	5.79	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	2.23	N/A	4.16	N/A
Bloomberg Commodity Index	(1.31)	11.77	N/A	(8.95)	N/A	(10.73)	N/A
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	N/A	9.48	N/A	4.51	N/A
MSCI ACWI ex USA IMI Index	5.37	4.41	N/A	5.35	N/A	0.96	N/A
Russell 1000® Index	8.01	12.05	N/A	14.69	N/A	9.18	N/A
Russell 2000® Index	18.68	21.31	N/A	14.46	N/A	9.82	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Fund commenced operations on June 30, 2008.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	15

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to May 30, 2008 for LifePath Dynamic Retirement, LifePath Dynamic 2020, LifePath Dynamic 2030 and LifePath Dynamic 2040 Funds, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to May 3, 2010, Investor C Shares’ performance results are those of Institutional Shares restated to reflect Investor C Shares’ fees.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to May 3, 2010, Class R Shares’ performance results are those of Institutional Shares restated to reflect Class R Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Fund distributions or the redemption of LifePath Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Fund’s expenses. Without such waivers, each

LifePath Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Funds’ changing asset allocations over time. As of December 31, 2016, the following indexes are used to calculate the LifePath Fund’s custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

16	BLACKROCK FUNDS III	DECEMBER 31, 2016

Disclosure of Expenses

Shareholders of each LifePath Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath Dynamic Retirement Fund
Institutional	$1,000.00	$1,015.00	$2.89	$1,000.00	1,022.27	2.90	0.57%
Investor A	$1,000.00	$1,014.80	$4.20	$1,000.00	1,020.96	4.22	0.83%
Investor C	$1,000.00	$1,011.30	$8.19	$1,000.00	1,016.99	8.21	1.62%
Class K	$1,000.00	$1,016.30	$1.93	$1,000.00	1,023.23	1.93	0.38%
Class R	$1,000.00	$1,014.20	$5.27	$1,000.00	1,019.91	5.28	1.04%
LifePath Dynamic 2020 Fund
Institutional	$1,000.00	$1,022.90	$2.90	$1,000.00	1,022.27	2.90	0.57%
Investor A	$1,000.00	$1,021.50	$4.17	$1,000.00	1,021.01	4.17	0.82%
Investor C	$1,000.00	$1,017.30	$8.27	$1,000.00	1,016.94	8.26	1.63%
Class K	$1,000.00	$1,023.50	$1.93	$1,000.00	1,023.23	1.93	0.38%
Class R	$1,000.00	$1,020.50	$5.18	$1,000.00	1,020.01	5.18	1.02%
LifePath Dynamic 2030 Fund
Institutional	$1,000.00	$1,037.60	$2.82	$1,000.00	1,022.37	2.80	0.55%
Investor A	$1,000.00	$1,036.20	$4.15	$1,000.00	1,021.06	4.12	0.81%
Investor C	$1,000.00	$1,031.90	$8.22	$1,000.00	1,017.04	8.16	1.61%
Class K	$1,000.00	$1,038.10	$1.84	$1,000.00	1,023.33	1.83	0.36%
Class R	$1,000.00	$1,035.10	$5.12	$1,000.00	1,020.11	5.08	1.00%
LifePath Dynamic 2040 Fund
Institutional	$1,000.00	$1,050.10	$2.73	$1,000.00	1,022.47	2.69	0.53%
Investor A	$1,000.00	$1,048.40	$4.07	$1,000.00	1,021.17	4.01	0.79%
Investor C	$1,000.00	$1,044.40	$8.17	$1,000.00	1,017.14	8.06	1.59%
Class K	$1,000.00	$1,051.20	$1.75	$1,000.00	1,023.43	1.73	0.34%
Class R	$1,000.00	$1,047.60	$5.10	$1,000.00	1,020.16	5.03	0.99%
LifePath Dynamic 2050 Fund
Institutional	$1,000.00	$1,054.40	$2.74	$1,000.00	1,022.47	2.69	0.53%
Investor A	$1,000.00	$1,053.40	$4.03	$1,000.00	1,021.22	3.96	0.78%
Investor C	$1,000.00	$1,048.70	$8.14	$1,000.00	1,017.19	8.01	1.58%
Class K	$1,000.00	$1,055.60	$1.71	$1,000.00	1,023.48	1.68	0.33%
Class R	$1,000.00	$1,051.80	$5.05	$1,000.00	1,020.21	4.98	0.98%

[1]

For each class of the LifePath Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because each LifePath Fund invests all of its assets in a LifePath Master Portfolio, the expense examples reflect the net expenses of both the LifePath Fund and the LifePath Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK FUNDS III	DECEMBER 31, 2016	17

Derivative Financial Instruments

The LifePath Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities

December 31, 2016	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund	BlackRock LifePath Dynamic 2050 Fund

Assets
Investments at value — from the applicable LifePath Master Portfolio[1]	$155,739,972	$439,512,462	$448,306,875	$361,332,445	$116,556,895
Receivables:
Withdrawals from the LifePath Master Portfolio	1,109,596	3,154,729	2,166,267	1,659,288	495,879
Capital shares sold	80,747	339,872	573,075	219,912	196,161

Total assets	156,930,315	443,007,063	451,046,217	363,211,645	117,248,935

Liabilities
Payables:
Capital shares redeemed	1,190,343	3,494,601	2,739,342	1,879,200	692,040
Administration fees	44,284	128,526	130,178	103,335	31,972
Service and distribution fees	18,780	59,065	62,574	46,347	16,001
Professional fees	9,345	9,349	9,362	9,368	9,338
Income dividends	4,916	33,700	55,999	30,752	17,753
Capital gains distributions	—	—	90,710	—	—

Total liabilities	1,267,668	3,725,241	3,088,165	2,069,002	767,104

Net Assets	$155,662,647	$439,281,822	$447,958,052	$361,142,643	$116,481,831

Net Assets Consist of
Paid-in capital	$127,737,296	$376,429,371	$420,400,027	$298,385,256	$107,942,293
Distributions in excess of net investment income	(1,733,475)	(3,371,777)	(2,739,028)	(1,807,686)	(552,154)
Accumulated net realized loss allocated from the LifePath Master Portfolio	(15,932,163)	(37,820,886)	(11,525,593)	(14,428,809)	(8,667,978)
Net unrealized appreciation (depreciation) allocated from the LifePath Master Portfolio	45,590,989	104,045,114	41,822,646	78,993,882	17,759,670

Net Assets	$155,662,647	$439,281,822	$447,958,052	$361,142,643	$116,481,831

Net Asset Value
Institutional:
Net assets	$60,166,334	$147,115,600	$141,217,144	$121,623,289	$31,857,018

Shares outstanding[2]	5,579,238	9,895,699	10,239,348	7,092,291	1,714,419

Net asset value	$10.78	$14.87	$13.79	$17.15	$18.58

Investor A:
Net assets	$81,928,549	$256,435,309	$271,353,943	$201,117,944	$69,168,472

Shares outstanding[2]	8,499,155	18,624,106	20,350,508	12,639,669	3,731,401

Net asset value	$9.64	$13.77	$13.33	$15.91	$18.54

Investor C:
Net assets	$1,068,047	$2,871,469	$3,217,074	$2,567,257	$744,350

Shares outstanding[2]	100,144	195,481	236,904	151,631	40,503

Net asset value	$10.67	$14.69	$13.58	$16.93	$18.38

Class K:
Net assets	$11,571,243	$29,607,772	$29,419,176	$33,643,880	$13,388,342

Shares outstanding[2]	1,076,447	1,998,493	2,136,221	1,953,095	718,696

Net asset value	$10.75	$14.82	$13.77	$17.23	$18.63

Class R:
Net assets	$928,474	$3,251,672	$2,750,715	$2,190,273	$1,323,649

Shares outstanding[2]	86,732	219,850	201,177	128,574	71,563

Net asset value	$10.71	$14.79	$13.67	$17.04	$18.50

[1] Investments at cost — from the applicable LifePath Master Portfolio	$110,148,983	$335,467,348	$406,484,229	$282,338,563	$98,797,225
[2] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	19

Statements of Operations

Year Ended December 31, 2016	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund	BlackRock LifePath Dynamic 2050 Fund

Investment Income
Net investment income allocated from the applicable LifePath Master Portfolio:
Dividends — affiliated	$1,842,667	$5,736,019	$7,168,485	$6,861,607	$2,113,211
Interest — affiliated	2,593,268	5,778,136	3,305,664	891,873	81,341
Dividends — unaffiliated	48,372	496,229	1,315,296	1,605,907	554,384
Securities lending — affiliated — net	8,138	29,143	35,271	36,614	12,469
Foreign taxes withheld	(2,269)	(21,014)	(55,264)	(66,763)	(24,240)
Expenses	(1,131,947)	(3,022,125)	(2,932,508)	(2,277,504)	(702,645)
Fees waived	681,369	1,844,732	1,866,682	1,512,567	479,209

Total investment income	4,039,598	10,841,120	10,703,626	8,564,301	2,513,729

Fund Expenses
Administration — class specific	665,727	1,774,761	1,727,054	1,352,242	400,224
Service and distribution — class specific	243,131	738,699	766,635	551,274	184,680
Professional	12,600	12,641	12,671	12,645	12,582
Miscellaneous	1,128	4,230	1,128	4,230	169

Total expenses	922,586	2,530,331	2,507,488	1,920,391	597,655
Less fees waived by the Administrator	(12,600)	(12,641)	(12,671)	(12,645)	(12,582)

Total expenses after fees waived	909,986	2,517,690	2,494,817	1,907,746	585,073

Net investment income	3,129,612	8,323,430	8,208,809	6,656,555	1,928,656

Realized and Unrealized Gain (Loss) Allocated from the LifePath Master Portfolio
Net realized gain from investments, futures contracts, swaps, forward foreign currency exchange contracts, foreign currency transactions and capital gain distributions from investment companies — affiliated	(9,829,034)	(15,747,752)	14,836,373	735,282	(6,172,123)

Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaps, forward foreign currency exchange contracts and foreign currency translations	17,151,505	38,178,563	10,422,029	21,924,328	13,580,043

Net realized and unrealized gain	7,322,471	22,430,811	25,258,402	22,659,610	7,407,920

Net Increase in Net Assets Resulting from Operations	$10,452,083	$30,754,241	$33,467,211	$29,316,165	$9,336,576

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock Dynamic LifePath Retirement Fund		BlackRock Dynamic LifePath 2020 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$3,129,612	$4,483,843	$8,323,430	$9,912,866
Net realized gain	(9,829,034)	6,260,131	(15,747,752)	37,234,799
Net change in unrealized appreciation (depreciation)	17,151,505	(14,207,577)	38,178,563	(55,072,147)

Net increase (decrease) in net assets resulting from operations	10,452,083	(3,463,603)	30,754,241	(7,924,482)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,244,964)	(3,127,076)	(3,119,501)	(5,744,451)
Investor A	(1,315,159)	(2,150,315)	(4,074,161)	(5,423,081)
Investor C	(6,913)	(14,652)	(16,967)	(20,432)
Class K	(186,952)	(162,220)	(493,189)	(374,112)
Class R	(8,709)	(9,953)	(45,303)	(43,593)
In excess of net investment income:
Institutional	—	—	(19,859)	—
Investor A	—	—	(25,968)	—
Investor C	—	—	(240)	—
Class K	—	—	(2,399)	—
Class R	—	—	(374)	—
From net realized gain:
Institutional	(23,344)	(5,334,035)	—	(16,437,737)
Investor A	(22,894)	(4,072,705)	—	(19,138,626)
Investor C	(320)	(53,135)	—	(151,851)
Class K	(2,763)	(286,046)	—	(1,094,350)
Class R	(191)	(24,096)	—	(192,139)
From return of capital:
Institutional	—	(229,822)	—	(414,898)
Investor A	—	(150,783)	—	(376,514)
Investor C	—	(1,865)	—	(3,113)
Class K	—	(7,227)	—	(16,893)
Class R	—	(912)	—	(3,437)

Decrease in net assets resulting from distributions to shareholders	(2,812,209)	(15,624,842)	(7,797,961)	(49,435,227)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(106,024,140)	(106,205,622)	(164,214,144)	(234,934,031)

Net Assets
Total decrease in net assets	(98,384,266)	(125,294,067)	(141,257,864)	(292,293,740)
Beginning of year	254,046,913	379,340,980	580,539,686	872,833,426

End of year	$155,662,647	$254,046,913	$439,281,822	$580,539,686

Distributions in excess of net investment income, end of year	$(1,733,475)	$(2,100,390)	$(3,371,777)	$(3,946,086)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	21

Statements of Changes in Net Assets

	BlackRock Dynamic LifePath 2030 Fund		BlackRock Dynamic LifePath 2040 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$8,208,809	$9,604,722	$6,656,555	$8,268,067
Net realized gain	14,836,373	42,635,544	735,282	39,968,484
Net change in unrealized appreciation (depreciation)	10,422,029	(60,423,454)	21,924,328	(53,419,747)

Net increase (decrease) in net assets resulting from operations	33,467,211	(8,183,188)	29,316,165	(5,183,196)

Distributions to Shareholders[1]
From net investment income:
Institutional	(3,228,476)	(5,245,965)	(2,869,667)	(4,627,517)
Investor A	(4,709,281)	(5,139,428)	(3,766,613)	(3,769,172)
Investor C	(26,935)	(28,327)	(21,994)	(18,841)
Class K	(551,553)	(347,476)	(645,213)	(276,680)
Class R	(47,884)	(37,723)	(32,040)	(16,799)
From net realized gain:
Institutional	(1,127,441)	(16,480,125)	(573,398)	(16,944,291)
Investor A	(2,240,993)	(21,374,712)	(751,398)	(19,564,019)
Investor C	(25,964)	(229,534)	(7,624)	(207,034)
Class K	(233,586)	(1,118,319)	(92,086)	(1,178,255)
Class R	(22,454)	(206,273)	(7,158)	(112,003)
From return of capital:
Institutional	—	(153,051)	—	—
Investor A	—	(149,932)	—	—
Investor C	—	(1,533)	—	—
Class K	—	(6,383)	—	—
Class R	—	(1,230)	—	—

Decrease in net assets resulting from distributions to shareholders	(12,214,567)	(50,520,011)	(8,767,191)	(46,714,611)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(116,886,320)	(212,874,136)	(85,162,130)	(229,125,964)

Net Assets
Total decrease in net assets	(95,633,676)	(271,577,335)	(64,613,156)	(281,023,771)
Beginning of year	543,591,728	815,169,063	425,755,799	706,779,570

End of year	$447,958,052	$543,591,728	$361,142,643	$425,755,799

Distributions in excess of net investment income, end of year	$(2,739,028)	$(2,400,446)	$(1,807,686)	$(1,128,714)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets	BlackRock Dynamic LifePath 2050 Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$1,928,656	$2,324,471
Net realized gain	(6,172,123)	5,287,562
Net change in unrealized appreciation (depreciation)	13,580,043	(9,113,775)

Net increase (decrease) in net assets resulting from operations	9,336,576	(1,501,742)

Distributions to Shareholders[1]
From net investment income:
Institutional	(770,591)	(1,220,284)
Investor A	(1,249,343)	(1,059,368)
Investor C	(7,448)	(5,625)
Class K	(286,120)	(31,254)
Class R	(23,534)	(16,286)
From net realized gain:
Institutional	—	(3,318,877)
Investor A	—	(5,011,499)
Investor C	—	(50,455)
Class K	—	(110,679)
Class R	—	(103,788)

Decrease in net assets resulting from distributions to shareholders	(2,337,036)	(10,928,115)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(5,350,155)	(54,874,122)

Net Assets
Total increase (decrease) in net assets	1,649,385	(67,303,979)
Beginning of year	114,832,446	182,136,425

End of year	$116,481,831	$114,832,446

Distributions in excess of net investment income, end of year	$(552,154)	$(143,774)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	23

Financial Highlights	BlackRock LifePath Dynamic Retirement Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.33	$11.07	$11.72	$11.80	$11.39

Net investment income[1]	0.18	0.16	0.18	0.16	0.20
Net realized and unrealized gain (loss)	0.43	(0.33)	0.38	0.57	0.77

Net increase (decrease) from investment operations	0.61	(0.17)	0.56	0.73	0.97

Distributions:[2]
From net investment income	(0.16)	(0.20)	(0.19)	(0.16)	(0.21)
From net realized gain	(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.16)	(0.57)	(1.21)	(0.81)	(0.56)

Net asset value, end of year	$10.78	$10.33	$11.07	$11.72	$11.80

Total Return[4]
Based on net asset value	5.91%	(1.52)%	4.75%	6.25%	8.61%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.58%	0.75%	0.75%	0.76%	0.78%

Total expenses after fees waived	0.58%	0.70%	0.75%	0.75%	0.78%

Net investment income	1.66%	1.48%	1.52%	1.34%	1.70%

Supplemental Data
Net assets, end of year (000)	$60,166	$141,034	$234,280	$342,615	$390,150

Portfolio turnover rate of the LifePath Master Portfolio	37% [8]	21% [9]	14% [10]	17% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.31%, 0.31%, 0.30% and 0.29% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic Retirement Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$9.25	$9.99	$10.69	$10.84	$10.50

Net investment income[1]	0.14	0.12	0.14	0.12	0.16
Net realized and unrealized gain (loss)	0.39	(0.30)	0.35	0.51	0.72

Net increase (decrease) from investment operations	0.53	(0.18)	0.49	0.63	0.88

Distributions:[2]
From net investment income	(0.14)	(0.19)	(0.17)	(0.13)	(0.19)
From net realized gain	(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.14)	(0.56)	(1.19)	(0.78)	(0.54)

Net asset value, end of year	$9.64	$9.25	$9.99	$10.69	$10.84

Total Return[4]
Based on net asset value	5.78%	(1.89)%	4.56%	5.94%	8.46%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.84%	1.00%	1.01%	1.01%	1.03%

Total expenses after fees waived	0.83%	0.95%	1.00%	1.00%	1.03%

Net investment income	1.49%	1.25%	1.27%	1.08%	1.47%

Supplemental Data
Net assets, end of year (000)	$81,929	$102,207	$139,853	$155,402	$189,898

Portfolio turnover rate of the LifePath Master Portfolio	37% [8]	21% [9]	14% [10]	17% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.31%, 0.33%, 0.30% and 0.29% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	25

Financial Highlights (continued)	BlackRock LifePath Dynamic Retirement Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.22	$10.97	$11.64	$11.76	$11.36

Net investment income[1]	0.07	0.06	0.07	0.04	0.08
Net realized and unrealized gain (loss)	0.44	(0.34)	0.36	0.56	0.77

Net increase (decrease) from investment operations	0.51	(0.28)	0.43	0.60	0.85

Distributions:[2]
From net investment income	(0.06)	(0.10)	(0.08)	(0.07)	(0.10)
From net realized gain	(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.06)	(0.47)	(1.10)	(0.72)	(0.45)

Net asset value, end of year	$10.67	$10.22	$10.97	$11.64	$11.76

Total Return[4]
Based on net asset value	4.97%	(2.56)%	3.70%	5.12%	7.55%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.63%	1.76%	1.76%	1.77%	1.78%

Total expenses after fees waived	1.63%	1.70%	1.75%	1.76%	1.78%

Net investment income	0.66%	0.56%	0.56%	0.33%	0.70%

Supplemental Data
Net assets, end of year (000)	$1,068	$1,573	$1,295	$511	$135

Portfolio turnover rate of the LifePath Master Portfolio	37% [8]	21% [9]	14% [10]	17% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.31%, 0.33%, 0.30% and 0.29% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic Retirement Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.30	$11.05	$11.69	$11.78	$11.37

Net investment income[1]	0.21	0.21	0.22	0.20	0.25
Net realized and unrealized gain (loss)	0.43	(0.35)	0.39	0.56	0.77

Net increase (decrease) from investment operations	0.64	(0.14)	0.61	0.76	1.02

Distributions:[2]
From net investment income	(0.19)	(0.24)	(0.23)	(0.20)	(0.26)
From net realized gain	(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.19)	(0.61)	(1.25)	(0.85)	(0.61)

Net asset value, end of year	$10.75	$10.30	$11.05	$11.69	$11.78

Total Return[4]
Based on net asset value	6.20%	(1.28)%	5.24%	6.54%	9.03%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.39%	0.42%	0.40%	0.40%	0.43%

Total expenses after fees waived	0.38%	0.42%	0.40%	0.40%	0.43%

Net investment income	2.02%	1.96%	1.86%	1.67%	2.07%

Supplemental Data
Net assets, end of year (000)	$11,571	$8,577	$3,019	$3,675	$7,378

Portfolio turnover rate of the LifePath Master Portfolio	37% [8]	21% [9]	14% [10]	17% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.34%, 0.30%, 0.33%, 0.30% and 0.30% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	27

Financial Highlights (concluded)	BlackRock LifePath Dynamic Retirement Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.26	$11.01	$11.65	$11.75	$11.36

Net investment income[1]	0.15	0.10	0.12	0.10	0.17
Net realized and unrealized gain (loss)	0.42	(0.33)	0.38	0.55	0.76

Net increase (decrease) from investment operations	0.57	(0.23)	0.50	0.65	0.93

Distributions:[2]
From net investment income	(0.12)	(0.15)	(0.12)	(0.10)	(0.19)
From net realized gain	(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.12)	(0.52)	(1.14)	(0.75)	(0.54)

Net asset value, end of year	$10.71	$10.26	$11.01	$11.65	$11.75

Total Return[4]
Based on net asset value	5.59%	(2.10)%	4.25%	5.61%	8.26%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.04%	1.25%	1.25%	1.26%	1.27%

Total expenses after fees waived	1.04%	1.19%	1.25%	1.25%	1.26%

Net investment income	1.40%	0.99%	0.98%	0.85%	1.38%

Supplemental Data
Net assets, end of year (000)	$928	$656	$895	$2,060	$2,609

Portfolio turnover rate of the LifePath Master Portfolio	37% [8]	21% [9]	14% [10]	17% [10]	4% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.31%, 0.31%, 0.30% and 0.32% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.10%	0.10%	0.08%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Dynamic 2020 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$14.21	$15.65	$16.75	$16.42	$15.22

Net investment income[1]	0.25	0.23	0.26	0.25	0.29
Net realized and unrealized gain (loss)	0.64	(0.49)	0.58	1.32	1.38

Net increase (decrease) from investment operations	0.89	(0.26)	0.84	1.57	1.67

Distributions:[2]
From net investment income	(0.23)	(0.27)	(0.26)	(0.26)	(0.29)
In excess of net investment income	(0.00)[3]	—	—	—	—
From net realized gain	—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—	(0.02)	—	—	—

Total distributions	(0.23)	(1.18)	(1.94)	(1.24)	(0.47)

Net asset value, end of year	$14.87	$14.21	$15.65	$16.75	$16.42

Total Return[4]
Based on net asset value	6.29%	(1.78)%	5.06%	9.67%	10.99%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.58%	0.73%	0.74%	0.73%	0.75%

Total expenses after fees waived	0.58%	0.73%	0.74%	0.73%	0.75%

Net investment income	1.69%	1.44%	1.50%	1.47%	1.77%

Supplemental Data
Net assets, end of year (000)	$147,116	$259,411	$490,447	$698,251	$688,545

Portfolio turnover rate of the LifePath Master Portfolio	50% [8]	18% [9]	21% [10]	19% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.34%, 0.34%, 0.32% and 0.32% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.11%	0.12%	0.11%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	29

Financial Highlights (continued)	BlackRock LifePath Dynamic 2020 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.18	$14.61	$15.77	$15.53	$14.43

Net investment income[1]	0.20	0.18	0.20	0.19	0.24
Net realized and unrealized gain (loss)	0.59	(0.46)	0.55	1.25	1.30

Net increase (decrease) from investment operations	0.79	(0.28)	0.75	1.44	1.54

Distributions:[2]
From net investment income	(0.20)	(0.24)	(0.23)	(0.22)	(0.26)
In excess of net investment income	(0.00)[3]	—	—	—	—
From net realized gain	—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—	(0.02)	—	—	—

Total distributions	(0.20)	(1.15)	(1.91)	(1.20)	(0.44)

Net asset value, end of year	$13.77	$13.18	$14.61	$15.77	$15.53

Total Return[4]
Based on net asset value	6.04%	(2.03)%	4.79%	9.39%	10.67%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.83%	0.98%	0.99%	0.98%	1.00%

Total expenses after fees waived	0.83%	0.98%	0.98%	0.98%	1.00%

Net investment income	1.50%	1.24%	1.26%	1.21%	1.55%

Supplemental Data
Net assets, end of year (000)	$256,435	$297,027	$367,281	$390,380	$410,926

Portfolio turnover rate of the LifePath Master Portfolio	50% [8]	18% [9]	21% [10]	19% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.33%, 0.35%, 0.32% and 0.32% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.11%	0.12%	0.11%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2020 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$14.05	$15.49	$16.62	$16.32	$15.16

Net investment income[1]	0.11	0.08	0.09	0.09	0.14
Net realized and unrealized gain (loss)	0.62	(0.50)	0.57	1.30	1.36

Net increase (decrease) from investment operations	0.73	(0.42)	0.66	1.39	1.50

Distributions:[2]
From net investment income	(0.09)	(0.11)	(0.11)	(0.11)	(0.16)
In excess of net investment income	(0.00)[3]	—	—	—	—
From net realized gain	—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—	(0.02)	—	—	—

Total distributions	(0.09)	(1.02)	(1.79)	(1.09)	(0.34)

Net asset value, end of year	$14.69	$14.05	$15.49	$16.62	$16.32

Total Return[4]
Based on net asset value	5.23%	(2.77)%	3.98%	8.58%	9.87%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.63%	1.74%	1.74%	1.73%	1.75%

Total expenses after fees waived	1.63%	1.73%	1.73%	1.73%	1.75%

Net investment income	0.76%	0.49%	0.54%	0.51%	0.87%

Supplemental Data
Net assets, end of year (000)	$2,871	$2,233	$2,981	$2,193	$1,262

Portfolio turnover rate of the LifePath Master Portfolio	50% [8]	18% [9]	21% [10]	19% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.33%, 0.36%, 0.32% and 0.32% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.11%	0.12%	0.11%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	31

Financial Highlights (continued)	BlackRock LifePath Dynamic 2020 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$14.16	$15.61	$16.73	$16.39	$15.20

Net investment income[1]	0.29	0.30	0.32	0.30	0.35
Net realized and unrealized gain (loss)	0.64	(0.51)	0.57	1.33	1.37

Net increase (decrease) from investment operations	0.93	(0.21)	0.89	1.63	1.72

Distributions:[2]
From net investment income	(0.27)	(0.33)	(0.33)	(0.31)	(0.35)
In excess of net investment income	(0.00)[3]	—	—	—	—
From net realized gain	—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—	(0.02)	—	—	—

Total distributions	(0.27)	(1.24)	(2.01)	(1.29)	(0.53)

Net asset value, end of year	$14.82	$14.16	$15.61	$16.73	$16.39

Total Return[4]
Based on net asset value	6.57%	(1.46)%	5.35%	10.11%	11.36%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.38%	0.40%	0.39%	0.38%	0.40%

Total expenses after fees waived	0.38%	0.40%	0.38%	0.37%	0.40%

Net investment income	2.02%	1.96%	1.90%	1.77%	2.18%

Supplemental Data
Net assets, end of year (000)	$29,608	$18,412	$9,545	$6,500	$11,609

Portfolio turnover rate of the LifePath Master Portfolio	50% [8]	18% [9]	21% [10]	19% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.33%, 0.36%, 0.32% and 0.32% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.11%	0.12%	0.11%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2020 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$14.14	$15.59	$16.70	$16.36	$15.20

Net investment income[1]	0.19	0.16	0.17	0.16	0.25
Net realized and unrealized gain (loss)	0.63	(0.50)	0.58	1.33	1.32

Net increase (decrease) from investment operations	0.82	(0.34)	0.75	1.49	1.57

Distributions:[2]
From net investment income	(0.17)	(0.20)	(0.18)	(0.17)	(0.23)
In excess of net investment income	(0.00)[3]	—	—	—	—
From net realized gain	—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—	(0.02)	—	—	—

Total distributions	(0.17)	(1.11)	(1.86)	(1.15)	(0.41)

Net asset value, end of year	$14.79	$14.14	$15.59	$16.70	$16.36

Total Return[4]
Based on net asset value	5.79%	(2.25)%	4.49%	9.20%	10.36%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.03%	1.23%	1.24%	1.23%	1.25%

Total expenses after fees waived	1.03%	1.23%	1.23%	1.23%	1.25%

Net investment income	1.31%	1.04%	1.01%	0.94%	1.53%

Supplemental Data
Net assets, end of year (000)	$3,252	$3,457	$2,580	$3,167	$2,862

Portfolio turnover rate of the LifePath Master Portfolio	50% [8]	18% [9]	21% [10]	19% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.35%, 0.33%, 0.35%, 0.32% and 0.33% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[7]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.11%	0.12%	0.11%

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	33

Financial Highlights	BlackRock LifePath Dynamic 2030 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.20	$14.71	$16.01	$15.25	$14.11

Net investment income[1]	0.23	0.22	0.24	0.26	0.28
Net realized and unrealized gain (loss)	0.72	(0.51)	0.61	1.80	1.56

Net increase (decrease) from investment operations	0.95	(0.29)	0.85	2.06	1.84

Distributions:[2]
From net investment income	(0.25)	(0.25)	(0.26)	(0.26)	(0.28)
From net realized gain	(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.36)	(1.22)	(2.15)	(1.30)	(0.70)

Net asset value, end of year	$13.79	$13.20	$14.71	$16.01	$15.25

Total Return[3]
Based on net asset value	7.24%	(2.05)%	5.32%	13.66%	13.09%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.56%	0.70%	0.71%	0.70%	0.73%

Total expenses after fees waived	0.56%	0.70%	0.71%	0.70%	0.73%

Net investment income	1.73%	1.46%	1.50%	1.62%	1.84%

Supplemental Data
Net assets, end of year (000)	$141,217	$222,491	$449,354	$674,558	$630,131

Portfolio turnover rate of the LifePath Master Portfolio	61% [7]	21% [8]	33% [9]	22% [9]	5% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.37%, 0.37%, 0.33% and 0.34% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2030 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.78	$14.28	$15.62	$14.90	$13.81

Net investment income[1]	0.20	0.18	0.20	0.21	0.24
Net realized and unrealized gain (loss)	0.68	(0.49)	0.58	1.77	1.52

Net increase (decrease) from investment operations	0.88	(0.31)	0.78	1.98	1.76

Distributions:[2]
From net investment income	(0.22)	(0.22)	(0.23)	(0.22)	(0.25)
From net realized gain	(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.33)	(1.19)	(2.12)	(1.26)	(0.67)

Net asset value, end of year	$13.33	$12.78	$14.28	$15.62	$14.90

Total Return[3]
Based on net asset value	6.93%	(2.25)%	4.98%	13.44%	12.75%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.81%	0.95%	0.96%	0.95%	0.98%

Total expenses after fees waived	0.81%	0.95%	0.96%	0.95%	0.98%

Net investment income	1.53%	1.28%	1.28%	1.36%	1.62%

Supplemental Data
Net assets, end of year (000)	$271,354	$298,579	$350,201	$356,117	$343,885

Portfolio turnover rate of the LifePath Master Portfolio	61% [7]	21% [8]	33% [9]	22% [9]	5% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.37%, 0.33% and 0.34% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	35

Financial Highlights (continued)	BlackRock LifePath Dynamic 2030 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.01	$14.52	$15.85	$15.13	$14.05

Net investment income[1]	0.10	0.08	0.09	0.13	0.16
Net realized and unrealized gain (loss)	0.69	(0.51)	0.58	1.76	1.51

Net increase (decrease) from investment operations	0.79	(0.43)	0.67	1.89	1.67

Distributions:[2]
From net investment income	(0.11)	(0.11)	(0.11)	(0.13)	(0.17)
From net realized gain	(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.22)	(1.08)	(2.00)	(1.17)	(0.59)

Net asset value, end of year	$13.58	$13.01	$14.52	$15.85	$15.13

Total Return[3]
Based on net asset value	6.12%	(3.01)%	4.23%	12.59%	11.92%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.61%	1.71%	1.71%	1.71%	1.72%

Total expenses after fees waived	1.61%	1.71%	1.71%	1.71%	1.72%

Net investment income	0.74%	0.56%	0.55%	0.79%	1.05%

Supplemental Data
Net assets, end of year (000)	$3,217	$3,173	$3,053	$2,531	$1,010

Portfolio turnover rate of the LifePath Master Portfolio	61% [7]	21% [8]	33% [9]	22% [9]	5% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.38%, 0.34% and 0.35% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2030 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.19	$14.70	$16.01	$15.25	$14.12

Net investment income[1]	0.28	0.29	0.31	0.31	0.34
Net realized and unrealized gain (loss)	0.69	(0.52)	0.60	1.81	1.55

Net increase (decrease) from investment operations	0.97	(0.23)	0.91	2.12	1.89

Distributions:[2]
From net investment income	(0.28)	(0.31)	(0.33)	(0.32)	(0.34)
From net realized gain	(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.39)	(1.28)	(2.22)	(1.36)	(0.76)

Net asset value, end of year	$13.77	$13.19	$14.70	$16.01	$15.25

Total Return[3]
Based on net asset value	7.42%	(1.66)%	5.66%	14.05%	13.43%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.36%	0.37%	0.36%	0.35%	0.38%

Total expenses after fees waived	0.36%	0.37%	0.36%	0.35%	0.38%

Net investment income	2.04%	2.01%	1.89%	1.95%	2.26%

Supplemental Data
Net assets, end of year (000)	$29,419	$16,171	$9,518	$8,666	$11,077

Portfolio turnover rate of the LifePath Master Portfolio	61% [7]	21% [8]	33% [9]	22% [9]	5% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.36%, 0.34% and 0.35% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	37

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2030 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$13.09	$14.60	$15.92	$15.17	$14.08

Net investment income[1]	0.17	0.15	0.17	0.18	0.28
Net realized and unrealized gain (loss)	0.71	(0.50)	0.59	1.80	1.47

Net increase (decrease) from investment operations	0.88	(0.35)	0.76	1.98	1.75

Distributions:[2]
From net investment income	(0.19)	(0.19)	(0.19)	(0.19)	(0.24)
From net realized gain	(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—	(0.01)	—	—	—

Total distributions	(0.30)	(1.16)	(2.08)	(1.23)	(0.66)

Net asset value, end of year	$13.67	$13.09	$14.60	$15.92	$15.17

Total Return[3]
Based on net asset value	6.74%	(2.50)%	4.73%	13.14%	12.48%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.01%	1.20%	1.21%	1.21%	1.22%

Total expenses after fees waived	1.01%	1.20%	1.21%	1.21%	1.22%

Net investment income	1.30%	1.07%	1.02%	1.15%	1.84%

Supplemental Data
Net assets, end of year (000)	$2,751	$3,178	$3,044	$3,155	$2,088

Portfolio turnover rate of the LifePath Master Portfolio	61% [7]	21% [8]	33% [9]	22% [9]	5% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.37%, 0.36%, 0.34%, 0.34% and 0.35% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.14%	0.15%	0.13%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Dynamic 2040 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$16.24	$18.37	$20.06	$18.62	$16.98

Net investment income[1]	0.29	0.27	0.31	0.35	0.35
Net realized and unrealized gain (loss)	1.00	(0.67)	0.79	2.77	2.14

Net increase (decrease) from investment operations	1.29	(0.40)	1.10	3.12	2.49

Distributions:[2]
From net investment income	(0.32)	(0.30)	(0.32)	(0.34)	(0.36)
From net realized gain	(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(0.38)	(1.73)	(2.79)	(1.68)	(0.85)

Net asset value, end of year	$17.15	$16.24	$18.37	$20.06	$18.62

Total Return[3]
Based on net asset value	7.97%	(2.29)%	5.48%	16.92%	14.73%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.54%	0.67%	0.69%	0.69%	0.71%

Total expenses after fees waived	0.54%	0.67%	0.69%	0.68%	0.71%

Net investment income	1.74%	1.46%	1.51%	1.75%	1.91%

Supplemental Data
Net assets, end of year (000)	$121,623	$186,357	$434,049	$615,699	$536,902

Portfolio turnover rate of the LifePath Master Portfolio	77% [7]	19% [8]	42% [9]	26% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.39%, 0.39%, 0.35% and 0.36% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.14%	0.17%	0.16%	0.17%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	39

Financial Highlights (continued)	BlackRock LifePath Dynamic 2040 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$15.10	$17.22	$18.98	$17.69	$16.18

Net investment income[1]	0.24	0.23	0.25	0.28	0.30
Net realized and unrealized gain (loss)	0.92	(0.65)	0.75	2.64	2.02

Net increase (decrease) from investment operations	1.16	(0.42)	1.00	2.92	2.32

Distributions:[2]
From net investment income	(0.29)	(0.27)	(0.29)	(0.29)	(0.32)
From net realized gain	(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(0.35)	(1.70)	(2.76)	(1.63)	(0.81)

Net asset value, end of year	$15.91	$15.10	$17.22	$18.98	$17.69

Total Return[3]
Based on net asset value	7.69%	(2.57)%	5.23%	16.70%	14.41%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.79%	0.93%	0.94%	0.94%	0.96%

Total expenses after fees waived	0.79%	0.92%	0.94%	0.93%	0.96%

Net investment income	1.55%	1.31%	1.30%	1.48%	1.69%

Supplemental Data
Net assets, end of year (000)	$201,118	$221,048	$264,312	$262,573	$247,317

Portfolio turnover rate of the LifePath Master Portfolio	77% [7]	19% [8]	42% [9]	26% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.40%, 0.35% and 0.36% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.14%	0.17%	0.16%	0.17%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2040 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$16.05	$18.19	$19.89	$18.49	$16.92

Net investment income[1]	0.13	0.11	0.11	0.17	0.21
Net realized and unrealized gain (loss)	0.96	(0.69)	0.79	2.73	2.08

Net increase (decrease) from investment operations	1.09	(0.58)	0.90	2.90	2.29

Distributions:[2]
From net investment income	(0.15)	(0.13)	(0.13)	(0.16)	(0.23)
From net realized gain	(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(0.21)	(1.56)	(2.60)	(1.50)	(0.72)

Net asset value, end of year	$16.93	$16.05	$18.19	$19.89	$18.49

Total Return[3]
Based on net asset value	6.82%	(3.28)%	4.49%	15.80%	13.59%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.60%	1.68%	1.69%	1.69%	1.71%

Total expenses after fees waived	1.59%	1.68%	1.69%	1.69%	1.71%

Net investment income	0.78%	0.61%	0.55%	0.85%	1.12%

Supplemental Data
Net assets, end of year (000)	$2,567	$2,492	$2,277	$1,944	$1,185

Portfolio turnover rate of the LifePath Master Portfolio	77% [7]	19% [8]	42% [9]	26% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.41%, 0.35% and 0.36% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.14%	0.17%	0.16%	0.17%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	41

Financial Highlights (continued)	BlackRock LifePath Dynamic 2040 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$16.32	$18.47	$20.16	$18.69	$17.05

Net investment income[1]	0.34	0.40	0.39	0.41	0.44
Net realized and unrealized gain (loss)	0.99	(0.75)	0.79	2.81	2.12

Net increase (decrease) from investment operations	1.33	(0.35)	1.18	3.22	2.56

Distributions:[2]
From net investment income	(0.36)	(0.37)	(0.40)	(0.41)	(0.43)
From net realized gain	(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(0.42)	(1.80)	(2.87)	(1.75)	(0.92)

Net asset value, end of year	$17.23	$16.32	$18.47	$20.16	$18.69

Total Return[3]
Based on net asset value	8.19%	(1.98)%	5.85%	17.41%	15.08%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.34%	0.36%	0.34%	0.33%	0.36%

Total expenses after fees waived	0.34%	0.35%	0.34%	0.33%	0.36%

Net investment income	2.07%	2.21%	1.90%	2.05%	2.36%

Supplemental Data
Net assets, end of year (000)	$33,644	$14,470	$4,980	$5,733	$8,038

Portfolio turnover rate of the LifePath Master Portfolio	77% [7]	19% [8]	42% [9]	26% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.40%, 0.35% and 0.36% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.14%	0.17%	0.16%	0.17%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2040 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$16.15	$18.29	$19.98	$18.54	$16.93

Net investment income[1]	0.23	0.21	0.20	0.22	0.34
Net realized and unrealized gain (loss)	0.98	(0.69)	0.80	2.78	2.05

Net increase (decrease) from investment operations	1.21	(0.48)	1.00	3.00	2.39

Distributions:[2]
From net investment income	(0.26)	(0.23)	(0.22)	(0.22)	(0.29)
From net realized gain	(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(0.32)	(1.66)	(2.69)	(1.56)	(0.78)

Net asset value, end of year	$17.04	$16.15	$18.29	$19.98	$18.54

Total Return[3]
Based on net asset value	7.50%	(2.75)%	4.96%	16.33%	14.19%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.00%	1.17%	1.19%	1.19%	1.21%

Total expenses after fees waived	0.99%	1.17%	1.19%	1.18%	1.21%

Net investment income	1.40%	1.13%	1.01%	1.12%	1.83%

Supplemental Data
Net assets, end of year (000)	$2,190	$1,389	$1,162	$1,438	$1,917

Portfolio turnover rate of the LifePath Master Portfolio	77% [7]	19% [8]	42% [9]	26% [9]	4% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.38%, 0.38%, 0.39%, 0.35% and 0.37% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.14%	0.17%	0.16%	0.17%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[8]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[9]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[10]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	43

Financial Highlights	BlackRock LifePath Dynamic 2050 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$17.53	$19.59	$21.37	$19.18	$17.16

Net investment income[1]	0.31	0.28	0.33	0.41	0.37
Net realized and unrealized gain (loss)	1.12	(0.74)	0.89	3.36	2.37

Net increase (decrease) from investment operations	1.43	(0.46)	1.22	3.77	2.74

Distributions:[2]
From net investment income	(0.38)	(0.30)	(0.34)	(0.39)	(0.37)
From net realized gain	—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.38)	(1.60)	(3.00)	(1.58)	(0.72)

Net asset value, end of year	$18.58	$17.53	$19.59	$21.37	$19.18

Total Return[3]
Based on net asset value	8.19%	(2.46)%	5.73%	19.82%	16.05%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.55%	0.66%	0.68%	0.71%	0.72%

Total expenses after fees waived	0.54%	0.65%	0.67%	0.70%	0.71%

Net investment income	1.71%	1.42%	1.51%	1.97%	1.99%

Supplemental Data
Net assets, end of year (000)	$31,857	$40,444	$108,741	$166,385	$106,813

Portfolio turnover rate of the LifePath Master Portfolio	70% [7]	36% [7]	48% [8]	28% [8]	5% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.42%, 0.41%, 0.36% and 0.39% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.19%	0.17%	0.15%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2050 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$17.49	$19.56	$21.35	$19.17	$17.15

Net investment income[1]	0.27	0.27	0.28	0.35	0.33
Net realized and unrealized gain (loss)	1.11	(0.77)	0.89	3.36	2.36

Net increase (decrease) from investment operations	1.38	(0.50)	1.17	3.71	2.69

Distributions:[2]
From net investment income	(0.33)	(0.27)	(0.30)	(0.34)	(0.32)
From net realized gain	—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.33)	(1.57)	(2.96)	(1.53)	(0.67)

Net asset value, end of year	$18.54	$17.49	$19.56	$21.35	$19.17

Total Return[3]
Based on net asset value	7.95%	(2.65)%	5.47%	19.48%	15.80%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.80%	0.92%	0.93%	0.96%	0.97%

Total expenses after fees waived	0.79%	0.91%	0.92%	0.95%	0.96%

Net investment income	1.51%	1.38%	1.30%	1.67%	1.77%

Supplemental Data
Net assets, end of year (000)	$69,168	$70,473	$70,442	$62,891	$46,189

Portfolio turnover rate of the LifePath Master Portfolio	70% [7]	36% [7]	48% [8]	28% [8]	5% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.42%, 0.36% and 0.39% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.19%	0.17%	0.15%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	45

Financial Highlights (continued)	BlackRock LifePath Dynamic 2050 Fund

	Investor C
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$17.35	$19.43	$21.23	$19.10	$17.10

Net investment income[1]	0.13	0.13	0.12	0.24	0.17
Net realized and unrealized gain (loss)	1.09	(0.77)	0.87	3.30	2.37

Net increase (decrease) from investment operations	1.22	(0.64)	0.99	3.54	2.54

Distributions:[2]
From net investment income	(0.19)	(0.14)	(0.13)	(0.22)	(0.19)
From net realized gain	—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.19)	(1.44)	(2.79)	(1.41)	(0.54)

Net asset value, end of year	$18.38	$17.35	$19.43	$21.23	$19.10

Total Return[3]
Based on net asset value	7.08%	(3.41)%	4.67%	18.60%	14.93%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.60%	1.68%	1.69%	1.72%	1.72%

Total expenses after fees waived	1.59%	1.67%	1.68%	1.71%	1.70%

Net investment income	0.72%	0.66%	0.55%	1.14%	0.91%

Supplemental Data
Net assets, end of year (000)	$744	$717	$605	$553	$118

Portfolio turnover rate of the LifePath Master Portfolio	70% [7]	36% [7]	48% [8]	28% [8]	5% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.42%, 0.36% and 0.39% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.19%	0.17%	0.15%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Dynamic 2050 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$17.58	$19.66	$21.44	$19.24	$17.20

Net investment income[1]	0.36	0.39	0.42	0.46	0.45
Net realized and unrealized gain (loss)	1.11	(0.78)	0.89	3.39	2.37

Net increase (decrease) from investment operations	1.47	(0.39)	1.31	3.85	2.82

Distributions:[2]
From net investment income	(0.42)	(0.39)	(0.43)	(0.46)	(0.43)
From net realized gain	—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.42)	(1.69)	(3.09)	(1.65)	(0.78)

Net asset value, end of year	$18.63	$17.58	$19.66	$21.44	$19.24

Total Return[3]
Based on net asset value	8.43%	(2.10)%	6.12%	20.19%	16.53%

Ratios to Average Net Assets[4,5,6]
Total expenses	0.34%	0.34%	0.33%	0.36%	0.37%

Total expenses after fees waived	0.33%	0.33%	0.32%	0.35%	0.36%

Net investment income	2.00%	2.01%	1.95%	2.22%	2.38%

Supplemental Data
Net assets, end of year (000)	$13,388	$1,647	$1,257	$821	$1,018

Portfolio turnover rate of the LifePath Master Portfolio	70% [7]	36% [7]	48% [8]	28% [8]	5% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.43%, 0.36% and 0.39% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.19%	0.17%	0.15%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	47

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2050 Fund

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$17.45	$19.53	$21.31	$19.14	$17.13

Net investment income[1]	0.23	0.23	0.22	0.30	0.37
Net realized and unrealized gain (loss)	1.11	(0.78)	0.89	3.35	2.29

Net increase (decrease) from investment operations	1.34	(0.55)	1.11	3.65	2.66

Distributions:[2]
From net investment income	(0.29)	(0.23)	(0.23)	(0.29)	(0.30)
From net realized gain	—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.29)	(1.53)	(2.89)	(1.48)	(0.65)

Net asset value, end of year	$18.50	$17.45	$19.53	$21.31	$19.14

Total Return[3]
Based on net asset value	7.75%	(2.92)%	5.21%	19.19%	15.59%

Ratios to Average Net Assets[4,5,6]
Total expenses	1.00%	1.17%	1.18%	1.21%	1.22%

Total expenses after fees waived	0.99%	1.16%	1.17%	1.20%	1.20%

Net investment income	1.31%	1.20%	1.01%	1.42%	1.98%

Supplemental Data
Net assets, end of year (000)	$1,324	$1,550	$1,091	$1,126	$796

Portfolio turnover rate of the LifePath Master Portfolio	70% [7]	36% [7]	48% [8]	28% [8]	5% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated fees waived of 0.40%, 0.40%, 0.40%, 0.36% and 0.39% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, respectively.

[6]

Includes the LifePath Fund’s share of its corresponding LifePath Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.15%	0.19%	0.17%	0.15%	0.15%

[7]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[8]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[9]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Funds” or individually, as a “LifePath Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2020 Fund	LifePath 2020 Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath 2050 Fund	Diversified

Each LifePath Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio and LifePath® Dynamic 2050 Master Portfolio (each a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Master Portfolio has the same investment objective and strategies as its corresponding LifePath Fund. The value of each LifePath Fund’s investment in its corresponding LifePath Master Portfolio reflects the LifePath Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. The performance of the LifePath Funds is directly affected by the performance of its corresponding LifePath Master Portfolio. At December 31, 2016, the percentage of the LifePath Master Portfolio owned by the corresponding LifePath Fund was 100.0% for each of the LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund, respectively. As such, the financial statements of each corresponding LifePath Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Fund’s financial statements.

Each LifePath Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R	No	No	None
Investor A	Yes	No1	None
Investor C	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from each LifePath Master Portfolio are accounted for on a trade date basis. Each LifePath Fund records its proportionate share of its LifePath Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, each LifePath Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a LifePath Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. If distributions in any tax year are less than each LifePath Fund’s current earnings and profits but greater than net investment income and net

BLACKROCK FUNDS III	DECEMBER 31, 2016	49

Notes to Financial Statements (continued)	BlackRock Funds III

realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant. See Note 5, Income Tax Information, for the tax character of each LifePath Fund’s distributions paid during the year.

Indemnifications: In the normal course of business, a LifePath Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the LifePath Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Fund or its classes are charged to that LifePath Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Funds and other shared expenses prorated to the LifePath Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Funds’ policy is to value their financial instruments at fair value. Each LifePath Fund records its investment in its corresponding LifePath Master Portfolio at fair value based on the LifePath Fund’s proportionate interest in the net assets of the LifePath Master Portfolio. Valuation of securities held by the LifePath Master Portfolio is discussed in Note 3 of the LifePath Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Funds. BAL is entitled to receive for these administration services an annual fee of 0.35% based on the average daily net assets of each LifePath Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.30% of the average daily net assets of Class R Shares and 0.15% of the average daily net assets of Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2016, the following table shows the class specific administration fees borne directly by each class of each LifePath Fund.

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Retirement Fund	$324,092	$317,843	$5,077	$16,441	$2,274	$665,727
LifePath 2020 Fund	$742,764	$971,273	$10,256	$38,464	$12,004	$1,774,761
LifePath 2030 Fund	$662,529	$1,004,816	$12,726	$36,427	$10,556	$1,727,054
LifePath 2040 Fund	$570,494	$726,897	$9,095	$39,968	$5,788	$1,352,242
LifePath 2050 Fund	$139,332	$239,558	$2,644	$14,476	$4,214	$400,224

Service and Distribution Fees: The Trust, on behalf of the LifePath Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the LifePath Funds as follows:

	Distribution Fees	Service Fees
Investor A	—	0.25%
Investor C	0.75%	0.25%
Class R	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

50	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

For the year ended December 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Fund:

	Investor A	Investor C	Class R	Total
LifePath Retirement Fund	$226,666	$12,666	$3,799	$243,131
LifePath 2020 Fund	$693,033	$25,634	$20,032	$738,699
LifePath 2030 Fund	$717,223	$31,805	$17,607	$766,635
LifePath 2040 Fund	$518,845	$22,750	$9,679	$551,274
LifePath 2050 Fund	$171,043	$6,607	$7,030	$184,680

Other Fees: For the year ended December 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Fund’s Investor A Shares as follows:

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Investor A	$1,415	$1,560	$1,015	$3,737	$351

For the year ended December 31, 2016, affiliates received CDSCs as follows:

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Investor C	$117	$1,167	$95	$7	$398

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Funds. BAL has contractually agreed to reimburse the LifePath Funds or provide an offsetting credit against the administration fees paid by the LifePath Funds in an amount equal to these independent expenses through April 30, 2026. These amounts are included in fees waived by the administrator in the Statements of Operations. For the year ended December 31, 2016, the LifePath Funds waived the following amounts:

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Amount waived	$12,600	$12,641	$12,671	$12,645	$12,582

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each LifePath Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Fund’s investment policies and restrictions. Each LifePath Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A LifePath Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A LifePath Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the LifePath Fund’s investment restrictions. If a LifePath Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the LifePath Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the LifePath Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statute of limitations on each LifePath Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Funds as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Funds’ financial statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	51

Notes to Financial Statements (continued)	BlackRock Funds III

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the reclassification of distributions were reclassified to the following accounts:

LifePath 2030 Fund
Paid-in capital	(16,742)
Distributions in excess of net investment income	16,738
Accumulated net realized gain (loss)	4

The tax character of distributions paid was as follows:

		LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Ordinary income	12/31/16	$2,762,696	$7,797,961	$12,214,567	$8,767,191	$2,337,036
	12/31/15	10,594,975	26,990,403	25,665,726	21,220,128	4,442,571
Long-term capital gains	12/31/16	49,513	—	—	—	—
	12/31/15	4,639,258	21,629,969	24,542,156	25,494,483	6,485,544
Return of capital	12/31/16	—	—	—	—	—
	12/31/15	390,609	814,855	312,129	—	—

Total	12/31/16	$2,812,209	$7,797,961	$12,214,567	$8,767,191	$2,337,036

	12/31/15	$15,624,842	$49,435,227	$50,520,011	$46,714,611	$10,928,115

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Undistributed ordinary income	—	—	$11,023,681	$2,143,613	—
Undistributed long-term capital gains	$4,726,979	—	6,490,676	15,594,015	—
Capital loss carryforwards	—	$(4,292,285)	—	—	$(2,878,392)
Net unrealized gains (losses)[1]	23,336,846	67,509,683	10,188,412	45,019,759	11,437,562
Qualified late-year losses[2]	(138,474)	(364,947)	(144,744)	—	(19,632)

Total	$27,925,351	$62,852,451	$27,558,025	$62,757,387	$8,539,538

[1]	The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the timing and recognition of partnership income.

[2]	The LifePath Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2016, LifePath 2020 Fund and LifePath 2050 Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $4,292,285 and $2,878,392, respectively.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,565,418	$16,505,397	3,082,419	$34,185,070
Shares issued in reinvestment of distributions	118,522	1,267,904	816,982	8,689,281
Shares redeemed	(9,758,765)	(102,008,107)	(11,402,092)	(125,957,082)

Net decrease	(8,074,825)	$(84,234,806)	(7,502,691)	$(83,082,731)

Investor A
Shares sold	876,542	$8,269,555	1,024,947	$10,156,190
Shares issued in reinvestment of distributions	139,648	1,338,052	668,737	6,373,801
Shares redeemed	(3,560,631)	(33,610,428)	(4,653,270)	(46,034,385)

Net decrease	(2,544,441)	$(24,002,821)	(2,959,586)	$(29,504,394)

52	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath Retirement Fund (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	31,036	$323,785	81,259	$877,768
Shares issued in reinvestment of distributions	686	7,234	6,687	69,832
Shares redeemed	(85,417)	(895,963)	(52,089)	(558,971)

Net increase (decrease)	(53,695)	$(564,944)	35,857	$388,629

Class K
Shares sold	1,167,834	$12,482,261	600,351	$6,640,487
Shares issued in reinvestment of distributions	17,741	189,715	43,257	455,494
Shares redeemed	(941,876)	(10,138,580)	(84,046)	(908,724)

Net increase	243,699	$2,533,396	559,562	$6,187,257

Class R
Shares sold	37,825	$400,024	21,123	$228,653
Shares issued in reinvestment of distributions	834	8,900	3,314	34,961
Shares redeemed	(15,870)	(163,889)	(41,754)	(457,997)

Net increase (decrease)	22,789	$245,035	(17,317)	$(194,383)

Total Decrease	(10,406,473)	$(106,024,140)	(9,884,175)	$(106,205,622)

LifePath 2020 Fund
Institutional
Shares sold	2,310,157	$33,396,345	4,215,109	$66,252,877
Shares issued in reinvestment of distributions	213,575	3,139,017	1,538,593	22,595,121
Shares redeemed	(10,888,973)	(158,213,919)	(18,834,441)	(295,907,148)

Net decrease	(8,365,241)	$(121,678,557)	(13,080,739)	$(207,059,150)

Investor A
Shares sold	1,292,429	$17,402,182	1,338,679	$19,437,877
Shares issued in reinvestment of distributions	300,658	4,100,129	1,838,939	24,938,220
Shares redeemed	(5,506,847)	(74,359,802)	(5,778,076)	(83,791,873)

Net decrease	(3,913,760)	$(52,857,491)	(2,600,458)	$(39,415,776)

Investor C
Shares sold	77,936	$1,122,779	51,355	$790,022
Shares issued in reinvestment of distributions	1,184	17,207	12,177	175,330
Shares redeemed	(42,525)	(605,273)	(97,038)	(1,455,576)

Net increase (decrease)	36,595	$534,713	(33,506)	$(490,224)

Class K
Shares sold	1,327,996	$19,286,384	906,154	$14,234,945
Shares issued in reinvestment of distributions	33,739	495,588	102,104	1,485,355
Shares redeemed	(663,321)	(9,583,158)	(319,506)	(4,878,569)

Net increase	698,414	$10,198,814	688,752	$10,841,731

Class R
Shares sold	100,591	$1,437,367	153,240	$2,359,038
Shares issued in reinvestment of distributions	3,124	45,677	16,501	239,167
Shares redeemed	(128,406)	(1,894,667)	(90,678)	(1,408,817)

Net increase (decrease)	(24,691)	$(411,623)	79,063	$1,189,388

Total Net Decrease	(11,568,683)	$(164,214,144)	(14,946,888)	$(234,934,031)

BLACKROCK FUNDS III	DECEMBER 31, 2016	53

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,845,466	$37,796,504	5,213,448	$76,881,977
Shares issued in reinvestment of distributions	318,039	4,347,358	1,593,135	21,846,676
Shares redeemed	(9,778,281)	(131,038,425)	(20,505,711)	(303,358,679)

Net decrease	(6,614,776)	$(88,894,563)	(13,699,128)	$(204,630,026)

Investor A
Shares sold	1,706,475	$22,231,257	1,856,330	$26,432,452
Shares issued in reinvestment of distributions	524,896	6,950,240	2,024,081	26,664,070
Shares redeemed	(5,246,077)	(68,705,788)	(5,033,944)	(70,961,535)

Net decrease	(3,014,706)	$(39,524,291)	(1,153,533)	$(17,865,013)

Investor C
Shares sold	69,165	$911,541	138,615	$2,028,091
Shares issued in reinvestment of distributions	3,901	52,674	19,359	258,835
Shares redeemed	(80,072)	(1,063,499)	(124,341)	(1,774,867)

Net increase (decrease)	(7,006)	$(99,284)	33,633	$512,059

Class K
Shares sold	1,302,059	$17,569,962	857,844	$12,732,460
Shares issued in reinvestment of distributions	57,376	785,139	108,207	1,472,178
Shares redeemed	(449,412)	(6,086,275)	(387,243)	(5,532,178)

Net increase	910,023	$12,268,826	578,808	$8,672,460

Class R
Shares sold	98,977	$1,294,764	104,545	$1,486,750
Shares issued in reinvestment of distributions	5,192	70,338	18,287	245,226
Shares redeemed	(145,726)	(2,002,110)	(88,538)	(1,295,592)

Net increase (decrease)	(41,557)	$(637,008)	34,294	$436,384

Total Net Decrease	(8,768,022)	$(116,886,320)	(14,205,926)	$(212,874,136)

LifePath 2040 Fund
Institutional
Shares sold	2,093,654	$34,155,403	3,838,975	$71,051,113
Shares issued in reinvestment of distributions	206,176	3,442,876	1,271,130	21,570,928
Shares redeemed	(6,680,899)	(110,515,951)	(17,261,307)	(319,896,632)

Net decrease	(4,381,069)	$(72,917,672)	(12,151,202)	$(227,274,591)

Investor A
Shares sold	1,180,159	$18,053,147	1,308,200	$22,522,484
Shares issued in reinvestment of distributions	290,559	4,518,002	1,495,264	23,333,183
Shares redeemed	(3,466,536)	(53,129,777)	(3,519,184)	(60,270,739)

Net decrease	(1,995,818)	$(30,558,628)	(715,720)	$(14,415,072)

Investor C
Shares sold	63,727	$1,032,133	80,026	$1,463,438
Shares issued in reinvestment of distributions	1,776	29,380	13,679	225,450
Shares redeemed	(69,124)	(1,086,871)	(63,608)	(1,156,085)

Net increase (decrease)	(3,621)	$(25,358)	30,097	$532,803

54	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	BlackRock Funds III

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath 2040 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	1,431,567	$23,747,441	787,006	$14,765,461
Shares issued in reinvestment of distributions	43,724	737,300	86,454	1,454,936
Shares redeemed	(408,844)	(6,833,838)	(256,507)	(4,573,411)

Net increase	1,066,447	$17,650,903	616,953	$11,646,986

Class R
Shares sold	92,824	$1,518,036	55,743	$1,007,207
Shares issued in reinvestment of distributions	2,355	39,198	7,749	128,802
Shares redeemed	(52,618)	(868,609)	(40,978)	(752,099)

Net increase	42,561	$688,625	22,514	$383,910

Total Net Decrease	(5,271,500)	$(85,162,130)	(12,197,358)	$(229,125,964)

LifePath 2050 Fund
Institutional
Shares sold	1,095,707	$19,254,085	2,156,166	$42,661,367
Shares issued in reinvestment of distributions	42,443	770,344	246,435	4,538,084
Shares redeemed	(1,731,280)	(30,736,648)	(5,646,501)	(111,606,012)

Net decrease	(593,130)	$(10,712,219)	(3,243,900)	$(64,406,561)

Investor A
Shares sold	859,113	$15,159,203	822,426	$16,036,796
Shares issued in reinvestment of distributions	68,744	1,249,122	338,012	6,070,846
Shares redeemed	(1,226,251)	(21,881,946)	(731,224)	(13,958,447)

Net increase (decrease)	(298,394)	$(5,473,621)	429,214	$8,149,195

Investor C
Shares sold	19,481	$341,315	30,293	$584,184
Shares issued in reinvestment of distributions	412	7,448	3,156	56,080
Shares redeemed	(20,745)	(356,615)	(23,249)	(440,677)

Net increase (decrease)	(852)	$(7,852)	10,200	$199,587

Class K
Shares sold	740,448	$13,213,694	39,619	$760,896
Shares issued in reinvestment of distributions	15,667	286,120	7,855	141,933
Shares redeemed	(131,139)	(2,366,741)	(17,717)	(338,992)

Net increase	624,976	$11,133,073	29,757	$563,837

Class R
Shares sold	55,199	$980,954	37,131	$712,379
Shares issued in reinvestment of distributions	1,296	23,534	6,733	120,074
Shares redeemed	(73,776)	(1,294,024)	(10,892)	(212,633)

Net increase (decrease)	(17,281)	$(289,536)	32,972	$619,820

Total Net Decrease	(284,681)	$(5,350,155)	(2,741,757)	$(54,874,122)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	55

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of BlackRock Funds III and the Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund and BlackRock LifePath® Dynamic 2050 Fund (the “Funds”), each a series of BlackRock Funds III, as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the tax year ended December 31, 2016.

	Payable Dates	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Qualified Dividend Income for Individuals[1]	3/31/16 - 12/30/16	51.46%	61.50%	54.24%	74.32%	91.75%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	3/31/16 - 12/30/16	27.74%	32.66%	27.05%	37.66%	44.18%
Federal Obligation Interest[2]	3/31/16 - 12/30/16	7.49%	5.89%	1.79%	0.42%	0.03%
Interest Related Dividends and Short-Term Capital Gains for Non-U.S. Residents[3]	3/31/16 - 12/30/16	70.11%	56.33%	50.37%	24.23%	1.77%

[1]	The LifePath Funds hereby designate the percentages indicated above or the maximum amount allowable by law.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

56	BLACKROCK FUNDS III	DECEMBER 31, 2016

Master Portfolio Information as of December 31, 2016	Master Investment Portfolio

LifePath® Dynamic Retirement Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	60%
Equity Funds	37
Common Stocks	1
Short-Term Securities	3
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	40%
Active Stock Master Portfolio	19
Master Total Return Portfolio	10
iShares TIPS Bond ETF	9
International Tilts Master Portfolio	6
BlackRock Commodity Strategies Fund	4
BlackRock Cash Funds: Treasury, SL Agency Shares	3
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor USA ETF	3
iShares Edge MSCI Multifactor Intl ETF	1

LifePath® Dynamic 2020 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	49%
Equity Funds	45
Common Stocks	3
Short-Term Securities	4
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	34%
Active Stock Master Portfolio	23
Master Total Return Portfolio	9
International Tilts Master Portfolio	8
iShares TIPS Bond ETF	7
iShares Edge MSCI Multifactor USA ETF	4
BlackRock Commodity Strategies Fund	4
BlackRock Cash Funds: Treasury, SL Agency Shares	3
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	2

LifePath® Dynamic 2030 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	61%
Fixed Income Funds	26
Common Stocks	8
Short-Term Securities	5

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	31%
CoreAlpha Bond Master Portfolio	17
International Tilts Master Portfolio	11
iShares Edge MSCI Multifactor USA ETF	7
Master Total Return Portfolio	5
BlackRock Cash Funds: Treasury, SL Agency Shares	5
BlackRock Commodity Strategies Fund	4
iShares TIPS Bond ETF	4
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	3

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	DECEMBER 31, 2016	57

Master Portfolio Information as of December 31, 2016 (concluded)	Master Investment Portfolio

LifePath® Dynamic 2040 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	74%
Common Stocks	13
Fixed Income Funds	6
Short-Term Securities	7

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	38%
International Tilts Master Portfolio	14
iShares Edge MSCI Multifactor USA ETF	9
BlackRock Cash Funds: Treasury, SL Agency Shares	6
BlackRock Commodity Strategies Fund	4
CoreAlpha Bond Master Portfolio	4
iShares Edge MSCI Multifactor Intl ETF	3
BlackRock Tactical Opportunities Fund	3
iShares MSCI EAFE Small-Cap ETF	3
Master Total Return Portfolio	2

LifePath® Dynamic 2050 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	75%
Common Stocks	14
Short-Term Securities	10
Fixed Income Funds	1

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	37%
International Tilts Master Portfolio	14
iShares Edge MSCI Multifactor USA ETF	10
BlackRock Cash Funds: Treasury, SL Agency Shares	9
BlackRock Commodity Strategies Fund	5
iShares Edge MSCI Multifactor Intl ETF	4
iShares MSCI EAFE Small-Cap ETF	3
iShares Core S&P 500 ETF	1
CoreAlpha Bond Master Portfolio	1
Simon Property Group, Inc.	1

The LifePath Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Master Portfolios are regularly monitored and their composition may vary throughout various periods.

58	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 37.0%
Active Stock Master Portfolio	$29,539,148	$29,539,148
BlackRock Commodity Strategies Fund	762,943	5,661,036
BlackRock Tactical Opportunities Fund	362,953	4,874,458
International Tilts Master Portfolio	$9,504,215	9,504,215
iShares Edge MSCI Multifactor Intl ETF	77,696	1,804,878
iShares Edge MSCI Multifactor USA ETF	170,657	4,559,955
iShares MSCI EAFE Small-Cap ETF	32,472	1,618,405

		57,562,095
Fixed Income Funds — 59.6%
CoreAlpha Bond Master Portfolio	$62,729,342	62,729,342
iShares TIPS Bond ETF	123,381	13,963,028
Master Total Return Portfolio	$16,191,857	16,191,857

		92,884,227
Short-Term Securities — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)	4,907,840	4,907,840
Total Affiliated Investment Companies — 99.8%		155,354,162

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ichigo Hotel REIT Investment Corp.	7	7,724
New South Resources, Ltd. (c)	11,687	12,601

		20,325
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	212	5,766
Real Estate Investment Trusts (REITs) — 0.4%
Agree Realty Corp.	96	4,421
Alexandria Real Estate Equities, Inc.	78	8,668
American Campus Communities, Inc.	208	10,352
American Homes 4 Rent, Class A	165	3,462
AvalonBay Communities, Inc.	84	14,881
Beni Stabili SpA SIIQ	7,457	4,262
Boston Properties, Inc.	209	26,288
British Land Co. PLC	1,698	13,177
CareTrust REIT, Inc.	741	11,352
CyrusOne, Inc.	173	7,738
DiamondRock Hospitality Co.	994	11,461
DuPont Fabros Technology, Inc.	266	11,685
EPR Properties	173	12,416
Equity One, Inc.	287	8,808
Essex Property Trust, Inc.	84	19,530
Eurocommercial Properties NV CVA	134	5,154
Extra Space Storage, Inc.	261	20,160
Federal Realty Investment Trust	130	18,474
First Industrial Realty Trust, Inc.	607	17,026
Gecina SA	23	3,177
General Growth Properties, Inc.	495	12,365
Gramercy Property Trust	1,040	9,547
Great Portland Estates PLC	518	4,255
Hammerson PLC	1,029	7,252
HCP, Inc.	755	22,439
Highwoods Properties, Inc.	134	6,835
Host Hotels & Resorts, Inc.	710	13,376

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ichigo Office REIT Investment Corp.	14	$9,099
Japan Hotel REIT Investment Corp.	12	8,075
Japan Rental Housing Investments, Inc.	10	6,711
Kenedix Retail REIT Corp.	3	6,836
Kilroy Realty Corp.	146	10,690
Liberty Property Trust	313	12,364
Link REIT	1,000	6,483
Macerich Co.	141	9,989
Mid-America Apartment Communities, Inc.	118	11,555
NSI NV	1,981	7,477
Public Storage	30	6,705
Retail Properties of America, Inc., Class A	909	13,935
Rexford Industrial Realty, Inc.	246	5,705
RioCan Real Estate Investment Trust	184	3,649
Scentre Group	4,319	14,458
Simon Property Group, Inc.	184	32,691
SL Green Realty Corp.	67	7,206
STAG Industrial, Inc.	457	10,909
Sun Communities, Inc.	75	5,746
UDR, Inc.	506	18,459
Unibail-Rodamco SE	105	25,022
Vastned Retail NV	187	7,256
Ventas, Inc.	129	8,065
Welltower, Inc.	120	8,032
Westfield Corp.	4,007	27,093

		592,771
Real Estate Management & Development — 0.1%
Ayala Land, Inc.	3,100	1,992
BUWOG AG	580	13,465
Cheung Kong Property Holdings Ltd.	3,000	18,321
China Resources Land Ltd.	2,000	4,475
Deutsche Wohnen AG, Bearer Shares	277	8,689
First Capital Realty, Inc.	468	7,205
Global Logistic Properties Ltd.	8,200	12,417
Howard Hughes Corp. (c)	55	6,275
Inmobiliaria Colonial SA	1,548	10,713
Intiland Development Tbk PT	175,800	6,522
Kungsleden AB	857	5,420
LEG Immobilien AG	119	9,230
Leopalace21 Corp.	100	552
Mega Manunggal Property Tbk PT (c)	280,800	14,277
Megaworld Corp.	49,000	3,508
Puradelta Lestari Tbk PT	134,400	2,288
St. Modwen Properties PLC	1,082	4,071
Sun Hung Kai Properties Ltd.	2,000	25,185
Takara Leben Co., Ltd.	700	4,066
Unizo Holdings Co., Ltd.	800	21,153
Wihlborgs Fastigheter AB	236	4,380

		184,204
Road & Rail — 0.0%
MTR Corp. Ltd.	1,000	4,848
Total Common Stocks — 0.5%		807,914
Total Investments (Cost — $124,949,892) — 100.3%		156,162,076
Liabilities in Excess of Other Assets — (0.3)%		(411,631)

Net Assets — 100.0%		$155,750,445

Portfolio Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar	OTC	Over-the-Counter
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli New Shekel	REIT	Real Estate Investment Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)	JPY	Japanese Yen	SEK	Swedish Krona
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	S&P	Standard and Poor’s
GBP	British Pound	NZD	New Zealand Dollar	USD	U.S. Dollar

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	59

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$28,411,425	$1,127,723	[1]	—	$29,539,148	$29,539,148	$423,382		$(3,885,645)
BlackRock Cash Funds: Institutional, SL Agency Shares*	517,747	—		(517,747)[2]	—	—	7,628	[3]	40
BlackRock Cash Funds: Prime, SL Agency Shares*	—	—		—	—	—	1,419	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,907,840	[1]	—	4,907,840	4,907,840	2,616		524
BlackRock Commodity Strategies Fund	1,399,391	—		(636,448)[2]	762,943	5,661,036	52,899		(486,896)
BlackRock Emerging Markets Fund, Inc.*	325,916	16,244		(342,160)	—	—	—		155,408
BlackRock Tactical Opportunities Fund	—	362,953		—	362,953	4,874,458	91,591		—
CoreAlpha Bond Master Portfolio	$129,362,345	—		$(66,633,003)[2]	$62,729,342	62,729,342	2,253,161		214,240
International Tilts Master Portfolio	$20,042,535	—		$(10,538,320)[2]	$9,504,215	9,504,215	444,768		(1,742,346)
iShares Core S&P 500 ETF*	—	14,742		(14,742)	—	—	—		9,980
iShares Edge MSCI Min Vol EAFE ETF*	—	7,828		(7,828)	—	—	—		10,584
iShares Edge MSCI Min Vol USA ETF*	—	36,567		(36,567)	—	—	—		31,978
iShares Edge MSCI Multifactor Intl ETF	—	77,696		—	77,696	1,804,878	14,235		—
iShares Edge MSCI Multifactor USA ETF	—	170,657		—	170,657	4,559,955	16,521		—
iShares MSCI Canada ETF*	68,752	3,698		(72,450)	—	—	10,562		138,343
iShares MSCI EAFE Small-Cap ETF	53,861	8,740		(30,129)	32,472	1,618,405	53,552		119,532
iShares TIPS Bond ETF	208,795	17,753		(103,167)	123,381	13,963,028	246,865		907,686
Large Cap Index Master Portfolio*	$24,159,652	—		$(24,159,652)[2]	—	—	318,198		(6,023,486)
Master Small Cap Index Series*	$9,573,489	—		$(9,573,489)[2]	—	—	89,557		244,969
Master Total Return Portfolio	—	$16,191,857	[1]	—	$16,191,857	16,191,857	64,601		(81,193)
Total						$155,354,162	$4,091,555		$(10,386,282)

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

(c)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
17	Canadian Dollar	March 2017	$1,265,055	$(30,547)
30	Euro Dollar	March 2017	$3,965,250	(39,445)
95	MSCI Emerging Markets E-Mini Index	March 2017	$4,079,775	(89,790)
89	Russell 2000 E-Mini Index	March 2017	$6,038,205	(115,224)
(5)	S&P 500 E-Mini Index	March 2017	$559,050	3,558
10	S&P/TSX 60 Index	March 2017	$1,336,015	585
Total				$(270,863)

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,000	USD	5,361	Bank of America N.A.	1/19/17	$(294)
AUD	950	USD	707	Barclays Bank PLC	1/19/17	(20)
AUD	7,000	USD	5,209	BNP Paribas S.A.	1/19/17	(142)
AUD	7,000	USD	5,361	Citibank N.A.	1/19/17	(294)
AUD	13,000	USD	9,558	Goldman Sachs International	1/19/17	(149)
CAD	11,500	USD	8,675	Bank of America N.A.	1/19/17	(98)
CAD	28,000	USD	21,325	Goldman Sachs International	1/19/17	(441)
CAD	11,000	USD	8,194	Goldman Sachs International	1/19/17	10
CHF	13,000	USD	13,219	Bank of America N.A.	1/19/17	(414)
EUR	11,000	USD	11,763	Bank of America N.A.	1/19/17	(151)
EUR	1,000	USD	1,101	BNP Paribas S.A.	1/19/17	(45)
EUR	1,000	USD	1,093	Goldman Sachs International	1/19/17	(38)
EUR	2,000	USD	2,230	Goldman Sachs International	1/19/17	(119)
EUR	1,000	USD	1,057	Goldman Sachs International	1/19/17	(1)
GBP	2,000	USD	2,472	Bank of America N.A.	1/19/17	—
GBP	1,000	USD	1,226	Barclays Bank PLC	1/19/17	10
GBP	2,000	USD	2,491	Barclays Bank PLC	1/19/17	(18)
GBP	4,000	USD	5,012	BNP Paribas S.A.	1/19/17	(67)
GBP	1,000	USD	1,233	Citibank N.A.	1/19/17	3
GBP	3,000	USD	3,683	Goldman Sachs International	1/19/17	25
GBP	3,000	USD	3,674	Goldman Sachs International	1/19/17	35
GBP	2,000	USD	2,506	Goldman Sachs International	1/19/17	(34)
GBP	1,000	USD	1,235	Goldman Sachs International	1/19/17	2
GBP	380	USD	482	Royal Bank of Canada	1/19/17	(12)
HKD	9,000	USD	1,161	BNP Paribas S.A.	1/19/17	—
HKD	335,000	USD	43,217	Goldman Sachs International	1/19/17	(6)
HKD	55,000	USD	7,096	UBS AG	1/19/17	(1)
IDR	87,268,000	USD	6,483	BNP Paribas S.A.	1/19/17	(19)
IDR	24,444,000	USD	1,841	BNP Paribas S.A.	1/19/17	(31)
IDR	28,778,000	USD	2,113	Citibank N.A.	1/19/17	19
IDR	16,467,000	USD	1,248	Nomura International PLC	1/19/17	(29)
ILS	8,000	USD	2,096	Bank of America N.A.	1/19/17	(17)
JPY	62,000	USD	539	Bank of America N.A.	1/19/17	(7)
JPY	41,000	USD	361	Barclays Bank PLC	1/19/17	(10)
JPY	1,328,000	USD	12,916	Barclays Bank PLC	1/19/17	(1,519)
JPY	2,250,000	USD	20,321	BNP Paribas S.A.	1/19/17	(1,012)
JPY	2,679,000	USD	23,946	BNP Paribas S.A.	1/19/17	(956)
JPY	204,000	USD	1,734	Citibank N.A.	1/19/17	16
JPY	163,000	USD	1,569	Goldman Sachs International	1/19/17	(170)
JPY	1,594,000	USD	15,338	Goldman Sachs International	1/19/17	(1,659)
JPY	184,000	USD	1,754	Goldman Sachs International	1/19/17	(175)
JPY	433,000	USD	4,143	Goldman Sachs International	1/19/17	(428)
JPY	314,000	USD	2,663	Goldman Sachs International	1/19/17	32
NOK	24,000	USD	2,817	Citibank N.A.	1/19/17	(29)
NOK	2,000	USD	231	Citibank N.A.	1/19/17	1
NOK	40,000	USD	4,752	Goldman Sachs International	1/19/17	(104)
NOK	18,000	USD	2,198	Goldman Sachs International	1/19/17	(107)
NOK	22,000	USD	2,658	Goldman Sachs International	1/19/17	(102)
NOK	15,000	USD	1,818	Goldman Sachs International	1/19/17	(75)
NOK	6,000	USD	734	Goldman Sachs International	1/19/17	(37)
NOK	4,000	USD	477	Goldman Sachs International	1/19/17	(13)
NOK	2,000	USD	239	Goldman Sachs International	1/19/17	(7)
NOK	14,000	USD	1,662	Goldman Sachs International	1/19/17	(35)
NOK	5,000	USD	577	Goldman Sachs International	1/19/17	4
NZD	2,000	USD	1,422	Barclays Bank PLC	1/19/17	(28)
PHP	171,000	USD	3,444	BNP Paribas S.A.	1/19/17	(5)
SEK	101,000	USD	11,504	Bank of America N.A.	1/19/17	(374)
SEK	15,000	USD	1,635	Citibank N.A.	1/19/17	18
SGD	3,000	USD	2,170	Bank of America N.A.	1/19/17	(93)
SGD	23,000	USD	16,563	Barclays Bank PLC	1/19/17	(644)
SGD	4,000	USD	2,887	Barclays Bank PLC	1/19/17	(118)
SGD	3,000	USD	2,165	BNP Paribas S.A.	1/19/17	(89)
SGD	3,000	USD	2,164	BNP Paribas S.A.	1/19/17	(88)
USD	12,928	AUD	17,000	Bank of America N.A.	1/19/17	623

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	61

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,161	AUD	8,000	Bank of America N.A.	1/19/17	$371
USD	4,521	AUD	6,000	Bank of America N.A.	1/19/17	178
USD	3,055	AUD	4,000	Barclays Bank PLC	1/19/17	160
USD	6,805	AUD	9,000	Goldman Sachs International	1/19/17	290
USD	17,310	CAD	23,000	BNP Paribas S.A.	1/19/17	155
USD	749	CAD	1,000	Goldman Sachs International	1/19/17	3
USD	8,138	CAD	11,000	Royal Bank of Canada	1/19/17	(66)
USD	4,962	CHF	5,000	Citibank N.A.	1/19/17	37
USD	1,031	CHF	1,000	Goldman Sachs International	1/19/17	46
USD	4,415	EUR	4,000	Bank of America N.A.	1/19/17	193
USD	1,045	EUR	1,000	Bank of America N.A.	1/19/17	(11)
USD	1,041	EUR	1,000	Bank of America N.A.	1/19/17	(14)
USD	1,096	EUR	1,000	Bank of America N.A.	1/19/17	40
USD	1,097	EUR	1,000	Barclays Bank PLC	1/19/17	41
USD	3,330	EUR	3,000	Barclays Bank PLC	1/19/17	163
USD	1,045	EUR	1,000	BNP Paribas S.A.	1/19/17	(11)
USD	7,811	EUR	7,000	Citibank N.A.	1/19/17	421
USD	3,271	EUR	3,000	Goldman Sachs International	1/19/17	104
USD	3,284	EUR	3,000	Goldman Sachs International	1/19/17	117
USD	2,189	EUR	2,000	Goldman Sachs International	1/19/17	78
USD	1,074	EUR	1,000	Goldman Sachs International	1/19/17	18
USD	1,045	EUR	1,000	Goldman Sachs International	1/19/17	(10)
USD	6,459	EUR	6,000	Goldman Sachs International	1/19/17	125
USD	5,797	EUR	5,400	Nomura International PLC	1/19/17	97
USD	6,105	GBP	5,000	Barclays Bank PLC	1/19/17	(76)
USD	7,616	GBP	6,000	Goldman Sachs International	1/19/17	199
USD	1,247	GBP	1,000	UBS AG	1/19/17	11
USD	22,697	HKD	176,000	Barclays Bank PLC	1/19/17	(5)
USD	12,769	HKD	99,000	BNP Paribas S.A.	1/19/17	(1)
USD	3,354	HKD	26,000	BNP Paribas S.A.	1/19/17	—
USD	6,449	HKD	50,000	Citibank N.A.	1/19/17	(1)
USD	1,419	HKD	11,000	Goldman Sachs International	1/19/17	—
USD	3,097	HKD	24,000	Nomura International PLC	1/19/17	1
USD	4,509	HKD	35,000	Nomura International PLC	1/19/17	(6)
USD	2,838	HKD	22,000	UBS AG	1/19/17	1
USD	34,656	IDR	459,889,000	Nomura International PLC	1/19/17	591
USD	1,048	ILS	4,000	Royal Bank of Canada	1/19/17	9
USD	27,906	JPY	2,890,000	Bank of America N.A.	1/19/17	3,105
USD	1,775	JPY	200,000	BNP Paribas S.A.	1/19/17	59
USD	3,461	JPY	390,000	BNP Paribas S.A.	1/19/17	114
USD	6,870	JPY	712,000	Citibank N.A.	1/19/17	760
USD	12,977	JPY	1,473,000	Citibank N.A.	1/19/17	336
USD	1,746	JPY	182,000	Citibank N.A.	1/19/17	184
USD	4,435	JPY	456,000	Goldman Sachs International	1/19/17	521
USD	2,588	JPY	281,000	Goldman Sachs International	1/19/17	176
USD	17,214	NOK	141,000	Bank of America N.A.	1/19/17	830
USD	972	NOK	8,000	Bank of America N.A.	1/19/17	42
USD	712	NZD	1,000	Royal Bank of Canada	1/19/17	15
USD	1,001	PHP	50,000	Bank of America N.A.	1/19/17	(4)
USD	5,831	PHP	293,000	Citibank N.A.	1/19/17	(60)
USD	1,437	PHP	72,000	Nomura International PLC	1/19/17	(10)
USD	896	SEK	8,000	Barclays Bank PLC	1/19/17	14
USD	1,112	SEK	10,000	Citibank N.A.	1/19/17	10
USD	1,245	SEK	11,000	Goldman Sachs International	1/19/17	33
USD	2,697	SEK	24,000	Goldman Sachs International	1/19/17	53
USD	451	SEK	4,000	Goldman Sachs International	1/19/17	10
USD	563	SEK	5,000	Goldman Sachs International	1/19/17	12
USD	1,352	SEK	12,000	Goldman Sachs International	1/19/17	30
USD	1,659	SEK	15,000	Goldman Sachs International	1/19/17	6
USD	445	SEK	4,000	Goldman Sachs International	1/19/17	4
USD	1,233	SEK	11,000	Goldman Sachs International	1/19/17	21
USD	1,334	SEK	12,000	Goldman Sachs International	1/19/17	11
USD	4,924	SGD	7,000	Bank of America N.A.	1/19/17	79
USD	7,927	SGD	11,000	Bank of America N.A.	1/19/17	314

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,613	SGD	5,000	BNP Paribas S.A.	1/19/17	$152
USD	720	SGD	1,000	BNP Paribas S.A.	1/19/17	28
USD	3,510	SGD	5,000	Royal Bank of Canada	1/19/17	49
Total						$616

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$4,143	—	—	—	$4,143
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$11,215	—	—	11,215

		—	—	$4,143	$11,215	—	—	$15,358

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$205,014	$69,992	—	—	$275,006
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	10,599	—	—	10,599

Total		—	—	$205,014	$80,591	—	—	$285,605

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$579,383	$26,887	—	—	$606,270
Forward foreign currency exchange contracts	—	—	—	1,839	—	—	1,839

Total	—	—	$579,383	$28,726	—	—	$608,109

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(200,871)	$(69,992)	—	—	$(270,863)
Forward foreign currency exchange contracts	—	—	—	1,112	—	—	1,112

Total	—	—	$(200,871)	$(68,880)	—	—	$(269,751)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,171,075
Average notional value of contracts — short	$139,763
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$472,297
Average amounts sold — in USD	$497,008

For information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	63

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$26,180	$66,238
Forward foreign currency exchange contracts	11,215	10,599

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$37,395	$76,837

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(26,180)	(66,238)

Total derivative assets and liabilities subject to an MNA	$11,215	$10,599

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$5,775	$(1,477)	—	—	$4,298
Barclays Bank PLC	388	(388)	—	—	—
BNP Paribas S.A.	508	(508)	—	—	—
Citibank N.A.	1,805	(384)	—	—	1,421
Goldman Sachs International	1,965	(1,965)	—	—	—
Nomura International PLC	689	(45)	—	—	644
Royal Bank of Canada	73	(73)	—	—	—
UBS AG	12	(1)	—	—	11

Total	$11,215	$(4,841)	—	—	$6,374

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$1,477	$(1,477)	—	—	—
Barclays Bank PLC	2,438	(388)	—	—	$2,050
BNP Paribas S.A.	2,466	(508)	—	—	1,958
Citibank N.A.	384	(384)	—	—	—
Goldman Sachs International	3,710	(1,965)	—	—	1,745
Nomura International PLC	45	(45)	—	—	—
Royal Bank of Canada	78	(73)	—	—	5
UBS AG	1	(1)	—	—	—

Total	$10,599	$(4,841)	—	—	$5,758

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$18,518,732	—	—	$18,518,732
Fixed Income Funds	13,963,028	—	—	13,963,028
Short-Term Securities	4,907,840	—	—	4,907,840
Common Stocks:
Equity Real Estate Investment Trusts	—	$20,325	—	20,325
Hotels, Restaurants & Leisure	5,766	—	—	5,766
Real Estate Investment Trusts	448,501	144,270	—	592,771
Real Estate Management & Development	27,758	156,446	—	184,204
Road & Rail	—	4,848	—	4,848

Subtotal	$37,871,625	$325,889	—	$38,197,514

Investments Valued at NAV[1]				117,964,562

Total Investments				$156,162,076

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (concluded)	LifePath Dynamic Retirement Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$4,143	—	—	$4,143
Forward foreign currency contracts	—	$11,215	—	11,215
Liabilities:
Equity contracts	(205,014)	—	—	(205,014)
Forward foreign currency contracts	(69,992)	(10,599)	—	(80,591)

Total	$(270,863)	$616	—	$(270,247)

[1]    As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	65

Schedule of Investments December 31, 2016	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 44.7%
Active Stock Master Portfolio	$99,452,464	$99,452,464
BlackRock Commodity Strategies Fund	2,238,247	16,607,792
BlackRock Tactical Opportunities Fund	1,027,986	13,805,856
International Tilts Master Portfolio	$34,636,248	34,636,248
iShares Core S&P 500 ETF (b)	995	223,865
iShares Edge MSCI Multifactor Intl ETF	318,928	7,408,697
iShares Edge MSCI Multifactor USA ETF	697,294	18,631,696
iShares MSCI EAFE Small-Cap ETF	116,373	5,800,030

		196,566,648
Fixed Income Funds — 49.5%
CoreAlpha Bond Master Portfolio	$147,598,920	147,598,920
iShares TIPS Bond ETF	284,008	32,141,185
Master Total Return Portfolio	$37,605,206	37,605,206

		217,345,311
Short-Term Securities — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	228,795	228,840
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	15,283,000	15,283,000

		15,511,840
Total Affiliated Investment Companies — 97.7%		429,423,799

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.1%
Ichigo Hotel REIT Investment Corp.	96	105,928
New South Resources, Ltd. (e)	165,464	178,405

		284,333
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	2,995	81,464
Real Estate Investment Trusts (REITs) — 1.9%
Agree Realty Corp.	1,358	62,536
Alexandria Real Estate Equities, Inc.	1,108	123,132
American Campus Communities, Inc.	2,941	146,374
American Homes 4 Rent, Class A	2,330	48,883
AvalonBay Communities, Inc.	1,186	210,100
Beni Stabili SpA SIIQ	105,576	60,346
Boston Properties, Inc.	2,954	371,554
British Land Co. PLC	24,034	186,516
CareTrust REIT, Inc.	10,419	159,619
CyrusOne, Inc.	2,575	115,180
DiamondRock Hospitality Co.	14,038	161,858
DuPont Fabros Technology, Inc.	3,752	164,825
EPR Properties	2,435	174,760
Equity One, Inc.	4,056	124,479
Essex Property Trust, Inc.	1,193	277,372
Eurocommercial Properties NV CVA	1,892	72,776
Extra Space Storage, Inc.	3,683	284,475
Federal Realty Investment Trust	1,842	261,767
First Industrial Realty Trust, Inc.	8,570	240,389
Gecina SA	326	45,026
General Growth Properties, Inc.	6,958	173,811
Gramercy Property Trust	14,665	134,625
Great Portland Estates PLC	7,340	60,297
Hammerson PLC	14,567	102,662
HCP, Inc.	10,612	315,389
Highwoods Properties, Inc.	1,887	96,256
Host Hotels & Resorts, Inc.	10,032	189,003
Ichigo Office REIT Investment Corp.	194	126,090
Japan Hotel REIT Investment Corp.	165	111,026
Japan Rental Housing Investments, Inc.	143	95,972

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kenedix Retail REIT Corp.	42	$95,703
Kilroy Realty Corp.	2,067	151,346
Liberty Property Trust	4,397	173,682
Link REIT	12,000	77,797
Macerich Co.	1,995	141,326
Mid-America Apartment Communities, Inc.	1,660	162,547
NSI NV	28,042	105,841
Public Storage	425	94,988
Retail Properties of America, Inc., Class A	12,836	196,776
Rexford Industrial Realty, Inc.	3,481	80,724
RioCan Real Estate Investment Trust	2,595	51,469
Scentre Group	61,141	204,668
Simon Property Group, Inc.	2,582	458,744
SL Green Realty Corp.	999	107,442
STAG Industrial, Inc.	6,460	154,200
Sun Communities, Inc.	1,053	80,670
UDR, Inc.	7,133	260,212
Unibail-Rodamco SE	1,488	354,597
Vastned Retail NV	2,650	102,822
Ventas, Inc.	1,810	113,161
Welltower, Inc.	1,681	112,509
Westfield Corp.	56,731	383,583

		8,361,905
Real Estate Management & Development — 0.6%
Ayala Land, Inc.	44,300	28,463
BUWOG AG	8,204	190,455
Cheung Kong Property Holdings Ltd.	36,500	222,905
China Resources Land Ltd.	26,000	58,179
Deutsche Wohnen AG, Bearer Shares	3,897	122,235
First Capital Realty, Inc.	6,609	101,745
Global Logistic Properties Ltd.	116,200	175,952
Howard Hughes Corp. (e)	782	89,226
Inmobiliaria Colonial SA	21,895	151,528
Intiland Development Tbk PT	2,489,000	92,337
Kungsleden AB	12,132	76,728
LEG Immobilien AG	1,690	131,075
Leopalace21 Corp.	2,000	11,047
Mega Manunggal Property Tbk PT (e)	2,932,300	149,091
Megaworld Corp.	687,000	49,182
Mitsui Fudosan Co. Ltd.	4,000	92,602
Modernland Realty Tbk PT (e)	282,600	7,163
Puradelta Lestari Tbk PT	1,903,200	32,404
St. Modwen Properties PLC	15,249	57,367
Sun Hung Kai Properties Ltd.	24,000	302,219
Takara Leben Co., Ltd.	9,800	56,928
Unizo Holdings Co., Ltd.	10,200	269,706
Wihlborgs Fastigheter AB	3,339	61,973

		2,530,510
Road & Rail — 0.0%
MTR Corp. Ltd.	11,000	53,331
Total Common Stocks — 2.6%		11,311,543
Total Investments (Cost — $396,238,575) — 100.3%		440,735,342
Liabilities in Excess of Other Assets — (0.3)%		(1,212,387)

Net Assets — 100.0%		$439,522,955

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Notes to Schedule of investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$98,938,953	$513,511	[1]	—	$99,452,464	$99,452,464	$1,572,360		$(3,907,011)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,831,794	—		(2,602,999)[2]	228,795	228,840	26,715	[3]	(501)
BlackRock Cash Funds: Prime, SL Agency Shares*	1,196,918	—		(1,196,918)[2]	—	—	5,593	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	15,283,000	[1]	—	15,283,000	15,283,000	10,710		2,114
BlackRock Commodity Strategies Fund	3,062,221	302,194		(1,126,168)	2,238,247	16,607,792	155,189		(1,482,650)
BlackRock Emerging Markets Fund, Inc.*	1,006,837	31,768		(1,038,605)	—	—	—		(113,687)
BlackRock Tactical Opportunities Fund	—	1,027,986		—	1,027,986	13,805,856	259,411		—
CoreAlpha Bond Master Portfolio	$246,301,565	—		$(98,702,645)[2]	$147,598,920	147,598,920	4,991,766		1,054,823
International Tilts Master Portfolio	$61,723,700	—		$(27,087,452)[2]	$34,636,248	34,636,248	1,569,771		(4,467,067)
iShares Core S&P 500 ETF	—	995		—	995	223,865	1,298		44,453
iShares Edge MSCI Multifactor Intl ETF	—	318,928		—	318,928	7,408,697	58,431		—
iShares Edge MSCI Multifactor USA ETF	—	697,294		—	697,294	18,631,696	67,504		—
iShares Edge MSCI Min Vol ETF*	—	29,633		(29,633)	—	—	—		40,065
iShares Edge MSCI Min Vol USA ETF*	—	129,461		(129,461)	—	—	—		113,215
iShares MSCI Canada ETF*	220,099	3,718		(223,817)	—	—	36,690		(608,959)
iShares MSCI EAFE Small-Cap ETF	172,841	6,377		(62,845)	116,373	5,800,030	190,107		89,574
iShares TIPS Bond ETF	342,392	58,723		(117,107)	284,008	32,141,185	492,034		(23,828)
Large Cap Index Master Portfolio*	51,535,999	—		(51,535,999)[2]	—	—	816,905		(8,575,200)
Master Small Cap Index Series*	20,833,677	—		(20,833,677)[2]	—	—	220,497		271,390
Master Total Return Portfolio	—	$37,605,206	[1]	—	$37,605,206	37,605,206	150,035		(188,570)
Total						$429,423,799	$10,625,016		$(17,751,839)

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
61	Canadian Dollar	March 2017	$4,539,315	$(109,608)
85	Euro Dollar	March 2017	$11,234,875	(111,761)
352	MSCI Emerging Markets E-Mini Index	March 2017	$15,116,640	(332,696)
230	Russell 2000 E-Mini Index	March 2017	$15,604,350	(297,770)
35	S&P/TSX 60 Index	March 2017	$4,676,051	2,041
Total				$(849,794)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	67

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	44,000	USD	32,739	BNP Paribas S.A.	1/19/17	$(892)
AUD	72,000	USD	55,138	Citibank N.A.	1/19/17	(3,023)
AUD	103,000	USD	75,731	Goldman Sachs International	1/19/17	(1,178)
CAD	42,000	USD	31,682	Bank of America N.A.	1/19/17	(357)
CAD	101,000	USD	75,240	Goldman Sachs International	1/19/17	89
CAD	281,000	USD	214,010	Goldman Sachs International	1/19/17	(4,429)
CHF	134,000	USD	136,259	Bank of America N.A.	1/19/17	(4,271)
EUR	10,000	USD	10,694	Bank of America N.A.	1/19/17	(137)
EUR	6,000	USD	6,343	Goldman Sachs International	1/19/17	(9)
EUR	9,000	USD	9,839	Goldman Sachs International	1/19/17	(338)
EUR	2,000	USD	2,202	Goldman Sachs International	1/19/17	(91)
EUR	21,000	USD	23,417	Goldman Sachs International	1/19/17	(1,248)
EUR	7,000	USD	7,451	Nomura International PLC	1/19/17	(62)
GBP	12,000	USD	14,832	Bank of America N.A.	1/19/17	3
GBP	15,000	USD	18,390	Barclays Bank PLC	1/19/17	153
GBP	25,000	USD	31,131	Barclays Bank PLC	1/19/17	(226)
GBP	4,000	USD	4,904	Citibank N.A.	1/19/17	40
GBP	4,000	USD	5,077	Citibank N.A.	1/19/17	(132)
GBP	10,000	USD	12,572	Citibank N.A.	1/19/17	(210)
GBP	6,000	USD	7,398	Citibank N.A.	1/19/17	19
GBP	3,000	USD	3,805	Goldman Sachs International	1/19/17	(96)
GBP	28,000	USD	34,376	Goldman Sachs International	1/19/17	238
GBP	31,000	USD	37,961	Goldman Sachs International	1/19/17	362
GBP	31,000	USD	38,842	Goldman Sachs International	1/19/17	(519)
GBP	6,000	USD	7,407	Goldman Sachs International	1/19/17	10
HKD	128,000	USD	16,515	Barclays Bank PLC	1/19/17	(5)
HKD	65,000	USD	8,387	BNP Paribas S.A.	1/19/17	(2)
HKD	3,175,000	USD	409,598	Goldman Sachs International	1/19/17	(59)
HKD	84,000	USD	10,835	UBS AG	1/19/17	—
IDR	456,115,000	USD	33,884	BNP Paribas S.A.	1/19/17	(98)
IDR	445,424,000	USD	33,554	BNP Paribas S.A.	1/19/17	(559)
IDR	328,591,000	USD	24,124	Citibank N.A.	1/19/17	216
IDR	337,513,000	USD	25,589	Nomura International PLC	1/19/17	(588)
ILS	64,000	USD	16,768	Bank of America N.A.	1/19/17	(133)
JPY	251,000	USD	2,150	Bank of America N.A.	1/19/17	4
JPY	1,888,000	USD	16,231	Bank of America N.A.	1/19/17	(28)
JPY	2,301,000	USD	19,999	Bank of America N.A.	1/19/17	(252)
JPY	1,261,000	USD	10,676	Bank of America N.A.	1/19/17	146
JPY	2,190,000	USD	21,299	Bank of America N.A.	1/19/17	(2,505)
JPY	17,464,000	USD	160,846	Bank of America N.A.	1/19/17	(10,973)
JPY	5,642,000	USD	50,232	Bank of America N.A.	1/19/17	(1,814)
JPY	1,770,000	USD	16,876	BNP Paribas S.A.	1/19/17	(1,686)
JPY	16,008,000	USD	144,578	BNP Paribas S.A.	1/19/17	(7,200)
JPY	8,039,000	USD	71,857	BNP Paribas S.A.	1/19/17	(2,868)
JPY	2,266,000	USD	19,266	Citibank N.A.	1/19/17	181
JPY	1,557,000	USD	13,203	Goldman Sachs International	1/19/17	159
JPY	1,795,000	USD	17,280	Goldman Sachs International	1/19/17	(1,875)
JPY	15,575,000	USD	149,862	Goldman Sachs International	1/19/17	(16,200)
JPY	5,853,000	USD	56,008	Goldman Sachs International	1/19/17	(5,779)
JPY	325,000	USD	2,863	Royal Bank of Canada	1/19/17	(74)
NOK	347,000	USD	40,734	Citibank N.A.	1/19/17	(414)
NOK	52,000	USD	6,207	Goldman Sachs International	1/19/17	(165)
NOK	153,000	USD	18,175	Goldman Sachs International	1/19/17	(397)
NOK	27,000	USD	3,229	Goldman Sachs International	1/19/17	(92)
NOK	199,000	USD	23,618	Goldman Sachs International	1/19/17	(495)
NOK	71,000	USD	8,189	Goldman Sachs International	1/19/17	61
NOK	26,000	USD	3,004	Goldman Sachs International	1/19/17	17
NOK	183,000	USD	22,351	Goldman Sachs International	1/19/17	(1,087)
NOK	232,000	USD	28,028	Goldman Sachs International	1/19/17	(1,070)
NOK	153,000	USD	18,546	Goldman Sachs International	1/19/17	(768)
NOK	70,000	USD	8,565	Goldman Sachs International	1/19/17	(431)
NZD	22,000	USD	15,637	Barclays Bank PLC	1/19/17	(304)
PHP	717,000	USD	14,439	BNP Paribas S.A.	1/19/17	(23)
SEK	1,052,000	USD	119,819	Bank of America N.A.	1/19/17	(3,893)

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	44,000	USD	4,797	Citibank N.A.	1/19/17	$52
SGD	45,000	USD	32,479	Barclays Bank PLC	1/19/17	(1,333)
SGD	225,000	USD	162,031	Barclays Bank PLC	1/19/17	(6,301)
SGD	26,000	USD	18,759	BNP Paribas S.A.	1/19/17	(763)
SGD	33,000	USD	23,816	BNP Paribas S.A.	1/19/17	(975)
USD	40,688	AUD	54,000	Bank of America N.A.	1/19/17	1,602
USD	133,077	AUD	175,000	Bank of America N.A.	1/19/17	6,410
USD	35,897	AUD	47,000	Barclays Bank PLC	1/19/17	1,878
USD	56,705	AUD	75,000	Goldman Sachs International	1/19/17	2,419
USD	11,941	CAD	16,000	Bank of America N.A.	1/19/17	7
USD	60,960	CAD	81,000	BNP Paribas S.A.	1/19/17	547
USD	1,496	CAD	2,000	Goldman Sachs International	1/19/17	4
USD	76,940	CAD	104,000	Royal Bank of Canada	1/19/17	(627)
USD	15,460	CHF	15,000	Bank of America N.A.	1/19/17	685
USD	19,849	CHF	20,000	Citibank N.A.	1/19/17	149
USD	17,757	EUR	17,000	Bank of America N.A.	1/19/17	(189)
USD	30,908	EUR	28,000	Bank of America N.A.	1/19/17	1,349
USD	90,185	EUR	84,000	Barclays Bank PLC	1/19/17	1,509
USD	27,751	EUR	25,000	Barclays Bank PLC	1/19/17	1,360
USD	16,456	EUR	15,000	Barclays Bank PLC	1/19/17	621
USD	28,212	EUR	27,000	BNP Paribas S.A.	1/19/17	(291)
USD	31,238	EUR	28,000	Citibank N.A.	1/19/17	1,679
USD	13,146	EUR	12,000	Goldman Sachs International	1/19/17	478
USD	61,363	EUR	57,000	Goldman Sachs International	1/19/17	1,190
USD	10,454	EUR	10,000	Goldman Sachs International	1/19/17	(102)
USD	4,186	EUR	4,000	Goldman Sachs International	1/19/17	(37)
USD	33,805	EUR	31,000	Goldman Sachs International	1/19/17	1,079
USD	39,405	EUR	36,000	Goldman Sachs International	1/19/17	1,401
USD	16,357	EUR	15,000	UBS AG	1/19/17	522
USD	46,396	GBP	38,000	Barclays Bank PLC	1/19/17	(580)
USD	22,847	GBP	18,000	Goldman Sachs International	1/19/17	596
USD	18,705	GBP	15,000	UBS AG	1/19/17	162
USD	44,428	HKD	345,000	Bank of America N.A.	1/19/17	(73)
USD	39,204	HKD	304,000	Barclays Bank PLC	1/19/17	(8)
USD	108,860	HKD	844,000	BNP Paribas S.A.	1/19/17	(6)
USD	49,276	HKD	382,000	BNP Paribas S.A.	1/19/17	3
USD	52,233	HKD	405,000	Citibank N.A.	1/19/17	(7)
USD	16,766	HKD	130,000	Goldman Sachs International	1/19/17	(3)
USD	35,982	HKD	279,000	Nomura International PLC	1/19/17	(6)
USD	13,656	HKD	106,000	Nomura International PLC	1/19/17	(17)
USD	25,932	HKD	201,000	UBS AG	1/19/17	5
USD	13,416	HKD	104,000	UBS AG	1/19/17	1
USD	13,779	HKD	107,000	UBS AG	1/19/17	(23)
USD	400,005	IDR	5,308,065,000	Nomura International PLC	1/19/17	6,816
USD	298,353	JPY	30,898,000	Bank of America N.A.	1/19/17	33,191
USD	63,176	JPY	6,496,000	BNP Paribas S.A.	1/19/17	7,429
USD	17,750	JPY	2,000,000	BNP Paribas S.A.	1/19/17	587
USD	34,089	JPY	3,841,000	BNP Paribas S.A.	1/19/17	1,126
USD	82,583	JPY	8,559,000	Citibank N.A.	1/19/17	9,131
USD	176,899	NOK	1,449,000	Bank of America N.A.	1/19/17	8,528
USD	13,859	PHP	692,000	Bank of America N.A.	1/19/17	(54)
USD	56,020	PHP	2,815,000	Citibank N.A.	1/19/17	(579)
USD	13,316	PHP	667,000	Nomura International PLC	1/19/17	(95)
USD	1,949	SEK	18,000	Barclays Bank PLC	1/19/17	(35)
USD	6,381	SEK	57,000	BNP Paribas S.A.	1/19/17	100
USD	11,452	SEK	103,000	Citibank N.A.	1/19/17	102
USD	13,231	SEK	118,000	Goldman Sachs International	1/19/17	228
USD	13,245	SEK	117,000	Goldman Sachs International	1/19/17	352
USD	2,931	SEK	27,000	Goldman Sachs International	1/19/17	(45)
USD	28,096	SEK	250,000	Goldman Sachs International	1/19/17	547
USD	4,623	SEK	41,000	Goldman Sachs International	1/19/17	105
USD	5,515	SEK	49,000	Goldman Sachs International	1/19/17	115
USD	13,975	SEK	124,000	Goldman Sachs International	1/19/17	311
USD	17,032	SEK	154,000	Goldman Sachs International	1/19/17	62

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	69

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,785	SEK	43,000	Goldman Sachs International	1/19/17	$46
USD	26,729	SGD	38,000	Bank of America N.A.	1/19/17	427
USD	77,110	SGD	107,000	Bank of America N.A.	1/19/17	3,052
USD	26,011	SGD	36,000	BNP Paribas S.A.	1/19/17	1,094
USD	30,183	SGD	43,000	Royal Bank of Canada	1/19/17	421
Total						$9,972

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$2,041	—	—	—	$2,041
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$101,176	—	—	101,176

		—	—	$2,041	$101,176	—	—	$103,217

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$630,466	$221,369	—	—	$851,835
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	91,204	—	—	91,204

Total		—	—	$630,466	$312,573	—	—	$943,039

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,712,046	$104,188	—	—	$1,816,234
Forward foreign currency exchange contracts	—	—	—	34,362	—	—	34,362

Total	—	—	$1,712,046	$138,550	—	—	$1,850,596

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(628,425)	$(221,369)	—	—	$(849,794)
Forward foreign currency exchange contracts	—	—	—	14,547	—	—	14,547

Total	—	—	$(628,425)	$(206,822)	—	—	$(835,247)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,792,808
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,353,794
Average amounts sold — in USD	$3,793,500

For information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$70,953	$214,260
Forward foreign currency exchange contracts	101,176	91,204

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$172,129	$305,464

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(70,953)	(214,260)

Total derivative assets and liabilities subject to an MNA	$101,176	$91,204

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$55,404	$(24,679)	—	—	$30,725
Barclays Bank PLC	5,521	(5,521)	—	—	—
BNP Paribas S.A.	10,886	(10,886)	—	—	—
Citibank N.A.	11,569	(4,365)	—	—	7,204
Goldman Sachs International	9,869	(9,869)	—	—	—
Nomura International PLC	6,816	(768)	—	—	6,048
Royal Bank of Canada	421	(421)	—	—	—
UBS AG	690	(23)	—	—	667

Total	$101,176	$(56,532)	—	—	$44,644

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$24,679	$(24,679)	—	—	—
Barclays Bank PLC	8,792	(5,521)	—	—	$3,271
BNP Paribas S.A.	15,363	(10,886)	—	—	4,477
Citibank N.A.	4,365	(4,365)	—	—	—
Goldman Sachs International	36,513	(9,869)	—	—	26,644
Nomura International PLC	768	(768)	—	—	—
Royal Bank of Canada	701	(421)	—	—	280
UBS AG	23	(23)	—	—	—

Total	$91,204	$(56,532)	—	—	$34,672

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$62,477,936	—	—	$62,477,936
Fixed Income Funds	32,141,185	—	—	32,141,185
Short-Term Securities	15,511,840	—	—	15,511,840
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$284,333	—	284,333
Hotels, Restaurants & Leisure	81,464	—	—	81,464
Real Estate Investment Trusts (REITs)	6,339,350	2,022,555	—	8,361,905
Real Estate Management & Development	340,062	2,190,448	—	2,530,510
Road & Rail	—	53,331	—	53,331

Subtotal	$116,891,837	$4,550,667	—	$121,442,504

Investments Valued at NAV[1],				319,292,838

Total Investments				$440,735,342

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	71

Schedule of Investments (concluded)	LifePath Dynamic 2020 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$2,041	—	—	$2,041
Forward foreign currency contracts	—	$101,176	—	101,176
Liabilities:
Equity contracts	(630,466)	—	—	(630,466)
Forward foreign currency contracts	(221,369)	(91,204)	—	(312,573)

Total	$(849,794)	$9,972	—	$(839,822)

1   As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 61.1%
Active Stock Master Portfolio	$140,157,485	$140,157,485
BlackRock Commodity Strategies Fund	2,426,806	18,006,901
BlackRock Tactical Opportunities Fund	1,038,478	13,946,753
International Tilts Master Portfolio	$49,602,842	49,602,842
iShares Edge MSCI Multifactor Intl ETF	505,257	11,737,120
iShares Edge MSCI Multifactor USA ETF	1,182,184	31,587,957
iShares MSCI EAFE Small-Cap ETF	176,581	8,800,797

		273,839,855
Fixed Income Funds — 26.1%
CoreAlpha Bond Master Portfolio	$78,224,883	78,224,883
iShares TIPS Bond ETF	149,782	16,950,829
Master Total Return Portfolio	$21,774,195	21,774,195

		116,949,907
Short-Term Securities — 4.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)	21,518,532	21,518,532
Total Affiliated Investment Companies — 92.0%		412,308,294

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.2%
Ichigo Hotel REIT Investment Corp.	301	332,128
New South Resources, Ltd. (c)	519,361	559,980

		892,108
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	9,388	255,354
Real Estate Investment Trusts (REITs) — 5.9%
Agree Realty Corp.	4,261	196,219
Alexandria Real Estate Equities, Inc.	3,476	386,288
American Campus Communities, Inc.	9,227	459,228
American Homes 4 Rent, Class A	7,306	153,280
AvalonBay Communities, Inc.	3,720	658,998
Beni Stabili SpA SIIQ	337,566	192,949
Boston Properties, Inc.	9,266	1,165,478
British Land Co. PLC	75,438	585,437
CareTrust REIT, Inc.	32,666	500,443
CyrusOne, Inc.	8,078	361,329
DiamondRock Hospitality Co.	44,037	507,747
DuPont Fabros Technology, Inc.	11,769	517,012
EPR Properties	7,634	547,892
Equity One, Inc.	12,723	390,469
Essex Property Trust, Inc.	3,743	870,248
Eurocommercial Properties NV CVA	5,940	228,484
Extra Space Storage, Inc.	11,552	892,276
Federal Realty Investment Trust	5,780	821,396
First Industrial Realty Trust, Inc.	26,886	754,152
Gecina SA	1,021	141,018
General Growth Properties, Inc.	21,814	544,914
Gramercy Property Trust	45,978	422,078
Great Portland Estates PLC	23,038	189,254
Hammerson PLC	45,724	322,242
HCP, Inc.	33,270	988,784
Highwoods Properties, Inc.	5,915	301,724
Host Hotels & Resorts, Inc.	31,470	592,895
Ichigo Office REIT Investment Corp.	607	394,519
Japan Hotel REIT Investment Corp.	517	347,882
Japan Rental Housing Investments, Inc.	450	302,011
Kenedix Retail REIT Corp.	130	296,223
Kilroy Realty Corp.	6,485	474,832
Liberty Property Trust	13,785	544,508
Link REIT	38,000	246,357
Macerich Co.	6,263	443,671

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	5,209	$510,065
NSI NV	88,020	332,221
Public Storage	1,334	298,149
Retail Properties of America, Inc., Class A	40,266	617,278
Rexford Industrial Realty, Inc.	10,921	253,258
RioCan Real Estate Investment Trust	8,142	161,488
Scentre Group	191,909	642,412
Simon Property Group, Inc.	8,095	1,438,239
SL Green Realty Corp.	3,135	337,169
STAG Industrial, Inc.	20,266	483,749
Sun Communities, Inc.	3,295	252,430
UDR, Inc.	22,364	815,839
Unibail-Rodamco SE	4,671	1,113,121
Vastned Retail NV	8,317	322,705
Ventas, Inc.	5,674	354,738
Welltower, Inc.	5,270	352,721
Westfield Corp.	178,068	1,203,995

		26,231,814
Real Estate Management & Development — 1.7%
Ayala Land, Inc.	139,100	89,371
BUWOG AG	25,750	597,783
Cheung Kong Property Holdings Ltd.	105,500	644,288
China Resources Land Ltd.	80,000	179,014
Deutsche Wohnen AG, Bearer Shares	12,220	383,299
First Capital Realty, Inc.	20,732	319,168
Global Logistic Properties Ltd.	364,700	552,234
Howard Hughes Corp. (c)	2,452	279,773
Inmobiliaria Colonial SA	68,727	475,635
Intiland Development Tbk PT	7,812,400	289,825
Kungsleden AB	38,079	240,828
LEG Immobilien AG	5,306	411,530
Leopalace21 Corp.	7,200	39,769
Mega Manunggal Property Tbk PT (c)	7,855,300	399,397
Megaworld Corp.	2,155,000	154,276
Mitsui Fudosan Co. Ltd.	12,000	277,806
Modernland Realty Tbk PT (c)	921,700	23,362
Puradelta Lestari Tbk PT	5,973,900	101,711
St. Modwen Properties PLC	47,909	180,235
Sun Hung Kai Properties Ltd.	76,000	957,028
Takara Leben Co., Ltd.	30,700	178,336
Unizo Holdings Co., Ltd.	31,500	832,916
Wihlborgs Fastigheter AB	10,480	194,511

		7,802,095
Road & Rail — 0.0%
MTR Corp. Ltd.	34,000	164,840
Total Common Stocks — 7.9%		35,346,211
Total Investments (Cost — $434,221,703) — 99.9%		447,654,505
Other Assets Less Liabilities — 0.1%		662,938

Net Assets — 100.0%		$448,317,443

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	73

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$127,705,255	$12,452,230	[1]	—	$140,157,485	$140,157,485	$2,047,442		$27,239,606
BlackRock Cash Funds: Institutional, SL Agency Shares*	1,688,189	—		(1,688,189)[2]	—	—	34,478	[3]	(553)
BlackRock Cash Funds: Prime, SL Agency Shares*	439,558	—		(439,558)[2]	—	—	6,636	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	21,518,532	[1]	—	21,518,532	21,518,532	13,461		2,286
BlackRock Commodity Strategies Fund	3,173,206	168,326		(914,726)	2,426,806	18,006,901	168,263		(1,123,035)
BlackRock Emerging Markets Fund, Inc.	1,377,544	46,268		(1,423,812)	—	—	—		(301,833)
BlackRock Tactical Opportunities Fund	—	1,038,478		—	1,038,478	13,946,753	262,058		—
CoreAlpha Bond Master Portfolio	$135,910,507	—		$(57,685,624)[2]	$78,224,883	78,224,883	2,785,571		532,279
International Tilts Master Portfolio	$82,549,286	—		$(32,946,444)[2]	$49,602,842	49,602,842	2,177,768		(5,035,902)
iShares Core S&P 500 ETF*	—	—		—	—	—	—		28,552
iShares Edge MSCI Multifactor Intl ETF	—	505,257		—	505,257	11,737,120	92,569		60,641
iShares Edge MSCI Multifactor USA ETF	—	1,182,184		—	1,182,184	31,587,957	114,445		172,017
iShares MSCI Canada ETF*	297,289	8,769		(306,058)	—	—	51,664		(710,231)
iShares MSCI EAFE Small-Cap ETF	233,145	20,745		(77,309)	176,581	8,800,797	278,454		38,455
iShares TIPS Bond ETF	91,590	98,961		(40,769)	149,782	16,950,829	169,272		(30,845)
Large Cap Index Master Portfolio*	—	—		—	—	—	1,247,758		(8,155,352)
Master Small Cap Index Series*	—	—		—	—	—	158,047		(462,541)
Master Total Return Portfolio	—	$21,774,195	[1]	—	$21,774,195	21,774,195	86,874		(109,187)
Total						$412,308,294	$9,694,760		$12,144,357

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

(c)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
90	Canadian Dollar	March 2017	$6,697,350	$(161,717)
86	Euro Dollar	March 2017	$11,367,050	(113,076)
515	MSCI Emerging Markets E-Mini Index	March 2017	$22,116,675	(486,757)
172	Russell 2000 E-Mini Index	March 2017	$11,669,340	(222,680)
(23)	S&P 500 E-Mini Index	March 2017	$2,571,630	16,367
52	S&P/TSX 60 Index	March 2017	$6,947,276	3,033
Total				$(964,830)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	54,000	USD	40,180	BNP Paribas S.A.	1/19/17	$(1,094)
AUD	188,000	USD	143,970	Citibank N.A.	1/19/17	(7,893)
AUD	294,000	USD	216,165	Goldman Sachs International	1/19/17	(3,364)
CAD	36,000	USD	27,156	Bank of America N.A.	1/19/17	(306)
CAD	787,000	USD	599,380	Goldman Sachs International	1/19/17	(12,406)
CAD	275,000	USD	204,862	Goldman Sachs International	1/19/17	244
CHF	371,000	USD	377,255	Bank of America N.A.	1/19/17	(11,826)

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	68,000	USD	74,879	BNP Paribas S.A.	1/19/17	$(3,094)
EUR	26,000	USD	28,423	Goldman Sachs International	1/19/17	(975)
EUR	28,000	USD	31,223	Goldman Sachs International	1/19/17	(1,664)
EUR	4,000	USD	4,228	Goldman Sachs International	1/19/17	(6)
GBP	32,000	USD	39,552	Bank of America N.A.	1/19/17	7
GBP	12,000	USD	14,712	Bank of America N.A.	1/19/17	122
GBP	31,000	USD	38,007	Barclays Bank PLC	1/19/17	316
GBP	67,000	USD	83,432	Barclays Bank PLC	1/19/17	(606)
GBP	17,000	USD	20,962	Citibank N.A.	1/19/17	53
GBP	36,000	USD	45,259	Citibank N.A.	1/19/17	(755)
GBP	75,000	USD	92,079	Goldman Sachs International	1/19/17	636
GBP	87,000	USD	106,534	Goldman Sachs International	1/19/17	1,015
GBP	79,000	USD	98,984	Goldman Sachs International	1/19/17	(1,324)
GBP	15,000	USD	18,518	Goldman Sachs International	1/19/17	25
GBP	10,000	USD	12,692	Goldman Sachs International	1/19/17	(330)
GBP	9,000	USD	11,414	Goldman Sachs International	1/19/17	(288)
HKD	748,000	USD	96,510	Barclays Bank PLC	1/19/17	(26)
HKD	232,000	USD	29,925	BNP Paribas S.A.	1/19/17	—
HKD	8,632,000	USD	1,113,591	Goldman Sachs International	1/19/17	(160)
IDR	702,529,000	USD	52,921	BNP Paribas S.A.	1/19/17	(882)
IDR	503,092,000	USD	37,374	BNP Paribas S.A.	1/19/17	(108)
IDR	904,525,000	USD	66,407	Citibank N.A.	1/19/17	595
IDR	846,459,000	USD	64,174	Nomura International PLC	1/19/17	(1,474)
ILS	174,000	USD	45,588	Bank of America N.A.	1/19/17	(362)
JPY	14,500,000	USD	129,098	Bank of America N.A.	1/19/17	(4,661)
JPY	6,614,000	USD	57,484	Bank of America N.A.	1/19/17	(724)
JPY	4,537,000	USD	38,411	Bank of America N.A.	1/19/17	525
JPY	753,000	USD	6,450	Bank of America N.A.	1/19/17	12
JPY	5,663,000	USD	48,683	Bank of America N.A.	1/19/17	(85)
JPY	7,168,000	USD	69,514	BNP Paribas S.A.	1/19/17	(7,999)
JPY	7,926,000	USD	77,086	BNP Paribas S.A.	1/19/17	(9,066)
JPY	45,557,000	USD	411,453	BNP Paribas S.A.	1/19/17	(20,491)
JPY	21,763,000	USD	194,530	BNP Paribas S.A.	1/19/17	(7,764)
JPY	786,000	USD	6,928	Citibank N.A.	1/19/17	(183)
JPY	7,525,000	USD	63,978	Citibank N.A.	1/19/17	600
JPY	4,731,000	USD	45,545	Goldman Sachs International	1/19/17	(4,945)
JPY	42,426,000	USD	408,221	Goldman Sachs International	1/19/17	(44,129)
JPY	4,936,000	USD	47,060	Goldman Sachs International	1/19/17	(4,701)
JPY	20,763,000	USD	198,683	Goldman Sachs International	1/19/17	(20,499)
JPY	8,729,000	USD	76,969	Goldman Sachs International	1/19/17	(2,059)
JPY	4,352,000	USD	36,905	Goldman Sachs International	1/19/17	443
JPY	36,203,000	USD	333,416	Royal Bank of Canada	1/19/17	(22,728)
NOK	1,091,000	USD	128,072	Citibank N.A.	1/19/17	(1,300)
NOK	491,000	USD	59,970	Goldman Sachs International	1/19/17	(2,917)
NOK	625,000	USD	75,507	Goldman Sachs International	1/19/17	(2,884)
NOK	413,000	USD	50,063	Goldman Sachs International	1/19/17	(2,073)
NOK	145,000	USD	17,742	Goldman Sachs International	1/19/17	(894)
NOK	117,000	USD	13,898	Goldman Sachs International	1/19/17	(303)
NOK	163,000	USD	19,457	Goldman Sachs International	1/19/17	(517)
NOK	85,000	USD	10,166	Goldman Sachs International	1/19/17	(289)
NOK	623,000	USD	73,940	Goldman Sachs International	1/19/17	(1,549)
NOK	223,000	USD	25,719	Goldman Sachs International	1/19/17	193
NOK	81,000	USD	9,360	Goldman Sachs International	1/19/17	52
NZD	59,000	USD	41,936	Barclays Bank PLC	1/19/17	(816)
PHP	893,000	USD	17,983	BNP Paribas S.A.	1/19/17	(29)
SEK	2,619,000	USD	298,295	Bank of America N.A.	1/19/17	(9,692)
SEK	64,000	USD	6,977	Citibank N.A.	1/19/17	75
SEK	92,000	USD	10,301	Goldman Sachs International	1/19/17	(163)
SGD	603,000	USD	434,244	Barclays Bank PLC	1/19/17	(16,886)
SGD	125,000	USD	90,219	Barclays Bank PLC	1/19/17	(3,702)
SGD	91,000	USD	65,678	BNP Paribas S.A.	1/19/17	(2,694)
SGD	70,000	USD	50,504	BNP Paribas S.A.	1/19/17	(2,054)
USD	351,324	AUD	462,000	Bank of America N.A.	1/19/17	16,922
USD	111,516	AUD	148,000	Bank of America N.A.	1/19/17	4,391

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	75

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	106,163	AUD	139,000	Barclays Bank PLC	1/19/17	$5,553
USD	151,969	AUD	201,000	Goldman Sachs International	1/19/17	6,482
USD	46,661	CAD	62,000	BNP Paribas S.A.	1/19/17	419
USD	212,326	CAD	287,000	Royal Bank of Canada	1/19/17	(1,729)
USD	26,120	CAD	35,000	UBS AG	1/19/17	16
USD	15,879	CHF	16,000	Citibank N.A.	1/19/17	119
USD	46,380	CHF	45,000	Goldman Sachs International	1/19/17	2,056
USD	128,048	EUR	116,000	Bank of America N.A.	1/19/17	5,590
USD	79,211	EUR	71,000	Bank of America N.A.	1/19/17	4,258
USD	37,248	EUR	34,000	Bank of America N.A.	1/19/17	1,356
USD	282,346	EUR	263,000	Bank of America N.A.	1/19/17	4,705
USD	57,449	EUR	55,000	Bank of America N.A.	1/19/17	(613)
USD	38,530	EUR	37,000	Bank of America N.A.	1/19/17	(530)
USD	36,204	EUR	33,000	Barclays Bank PLC	1/19/17	1,367
USD	117,666	EUR	106,000	Barclays Bank PLC	1/19/17	5,765
USD	54,331	EUR	52,000	BNP Paribas S.A.	1/19/17	(564)
USD	17,201	CAD	23,000	Royal Bank of Canada	1/19/17	47
USD	86,148	EUR	79,000	Goldman Sachs International	1/19/17	2,750
USD	110,554	EUR	101,000	Goldman Sachs International	1/19/17	3,931
USD	166,865	EUR	155,000	Goldman Sachs International	1/19/17	3,237
USD	57,746	EUR	54,000	Goldman Sachs International	1/19/17	740
USD	30,317	EUR	29,000	Goldman Sachs International	1/19/17	(297)
USD	14,650	EUR	14,000	Goldman Sachs International	1/19/17	(129)
USD	63,598	GBP	51,000	Bank of America N.A.	1/19/17	552
USD	90,349	GBP	74,000	Barclays Bank PLC	1/19/17	(1,130)
USD	24,117	GBP	19,000	Goldman Sachs International	1/19/17	629
USD	129,164	HKD	1,003,000	Bank of America N.A.	1/19/17	(212)
USD	22,439	HKD	174,000	Barclays Bank PLC	1/19/17	(5)
USD	134,800	HKD	1,045,000	BNP Paribas S.A.	1/19/17	7
USD	297,432	HKD	2,306,000	BNP Paribas S.A.	1/19/17	(16)
USD	143,802	HKD	1,115,000	Citibank N.A.	1/19/17	(20)
USD	32,113	HKD	249,000	Goldman Sachs International	1/19/17	(5)
USD	94,921	HKD	736,000	Nomura International PLC	1/19/17	(15)
USD	49,597	HKD	385,000	Royal Bank of Canada	1/19/17	(64)
USD	75,473	HKD	585,000	UBS AG	1/19/17	14
USD	27,094	HKD	210,000	UBS AG	1/19/17	6
USD	39,990	HKD	310,000	UBS AG	1/19/17	3
USD	43,655	HKD	339,000	UBS AG	1/19/17	(72)
USD	1,042,125	IDR	13,828,995,000	Nomura International PLC	1/19/17	17,758
USD	752,795	JPY	77,961,000	Bank of America N.A.	1/19/17	83,748
USD	230,767	JPY	23,729,000	BNP Paribas S.A.	1/19/17	27,129
USD	93,597	JPY	10,546,000	BNP Paribas S.A.	1/19/17	3,093
USD	48,600	JPY	5,476,000	BNP Paribas S.A.	1/19/17	1,606
USD	221,543	JPY	22,961,000	Citibank N.A.	1/19/17	24,496
USD	476,247	NOK	3,901,000	Bank of America N.A.	1/19/17	22,960
USD	43,321	PHP	2,163,000	Bank of America N.A.	1/19/17	(169)
USD	154,189	PHP	7,748,000	Citibank N.A.	1/19/17	(1,594)
USD	36,594	PHP	1,833,000	Nomura International PLC	1/19/17	(260)
USD	5,522	SEK	51,000	Barclays Bank PLC	1/19/17	(98)
USD	30,798	SEK	277,000	Citibank N.A.	1/19/17	274
USD	35,321	SEK	312,000	Goldman Sachs International	1/19/17	940
USD	74,736	SEK	665,000	Goldman Sachs International	1/19/17	1,456
USD	12,289	SEK	109,000	Goldman Sachs International	1/19/17	278
USD	14,519	SEK	129,000	Goldman Sachs International	1/19/17	303
USD	37,304	SEK	331,000	Goldman Sachs International	1/19/17	830
USD	45,788	SEK	414,000	Goldman Sachs International	1/19/17	167
USD	12,797	SEK	115,000	Goldman Sachs International	1/19/17	124
USD	35,769	SEK	319,000	Goldman Sachs International	1/19/17	616
USD	8,032	SEK	74,000	Goldman Sachs International	1/19/17	(122)
USD	211,149	SGD	293,000	Bank of America N.A.	1/19/17	8,353
USD	39,390	SGD	56,000	Bank of America N.A.	1/19/17	630
USD	62,138	SGD	86,000	BNP Paribas S.A.	1/19/17	2,614
USD	85,636	SGD	122,000	Royal Bank of Canada	1/19/17	1,196
Total						$19,016

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$19,400	—	—	—	$19,400
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$274,399	—	—	274,399

		—	—	$19,400	$274,399	—	—	$293,799

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$709,437	$274,793	—	—	$984,230
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	255,383	—	—	255,383

Total		—	—	$709,437	$530,176	—	—	$1,239,613

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,745,954	$165,361	—	—	$1,911,315
Forward foreign currency exchange contracts	—	—	—	94,081	—	—	94,081

Total	—	—	$1,745,954	$259,442	—	—	$2,005,396

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(690,037)	$(274,793)	—	—	$(964,830)
Forward foreign currency exchange contracts	—	—	—	30,426	—	—	30,426

Total	—	—	$(690,037)	$(244,367)	—	—	$(934,404)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,699,423
Average notional value of contracts — short	$642,908
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,245,105
Average amounts sold — in USD	$9,611,040

For information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$88,810	$267,649
Forward foreign currency exchange contracts	274,399	255,383

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$363,209	$523,032

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(88,810)	(267,649)

Total derivative assets and liabilities subject to an MNA	$274,399	$255,383

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	77

Schedule of Investments (concluded)	LifePath Dynamic 2030 Master Portfolio

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$154,131	$(29,180)	—	—	$124,951
Barclays Bank PLC	13,001	(13,001)	—	—	—
BNP Paribas S.A.	34,868	(34,868)	—	—	—
Citibank N.A.	26,212	(11,745)	—	—	14,467
Goldman Sachs International	27,147	(27,147)	—	—	—
Nomura International PLC	17,758	(1,749)	—	—	16,009
Royal Bank of Canada	1,243	(1,243)	—	—	—
UBS AG	39	(39)	—	—	—

Total	$274,399	$(118,972)	—	—	$155,427

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$29,180	$(29,180)	—	—	—
Barclays Bank PLC	23,269	(13,001)	—	—	$10,268
BNP Paribas S.A.	55,855	(34,868)	—	—	20,987
Citibank N.A.	11,745	(11,745)	—	—	—
Goldman Sachs International	108,992	(27,147)	—	—	81,845
Nomura International PLC	1,749	(1,749)	—	—	—
Royal Bank of Canada	24,521	(1,243)	—	—	23,278
UBS AG	72	(39)	—	—	33

Total	$255,383	$(118,972)	—	—	$136,411

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$84,079,528	—	—	$84,079,528
Fixed Income Funds	16,950,829	—	—	16,950,829
Short-Term Securities	21,518,532	—	—	21,518,532
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$892,108	—	892,108
Hotels, Restaurants & Leisure	255,354	—	—	255,354
Real Estate Investment Trusts (REITs)	19,886,637	6,345,177	—	26,231,814
Real Estate Management & Development	998,338	6,803,757	—	7,802,095
Road & Rail	—	164,840	—	164,840

Subtotal	$143,689,218	$14,205,882	—	$157,895,100

Investments Valued at NAV[1]				289,759,405

Total Investments				$447,654,505

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$19,400	—	—	$19,400
Forward foreign currency contracts	—	$274,399	—	274,399
Liabilities:
Equity contracts	(709,437)	—	—	(709,437)
Forward foreign currency contracts	(274,793)	(255,383)	—	(530,176)

Total	$(964,830)	$19,016	—	$(945,814)

[1]    As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 74.5%
Active Stock Master Portfolio	$135,849,245	$135,849,245
BlackRock Commodity Strategies Fund	2,112,341	15,673,574
BlackRock Tactical Opportunities Fund	826,781	11,103,668
International Tilts Master Portfolio	$50,894,777	50,894,777
iShares Core S&P 500 ETF (b)	4,181	940,683
iShares Edge MSCI Multifactor Intl ETF	529,366	12,297,172
iShares Edge MSCI Multifactor USA ETF	1,257,520	33,600,934
iShares MSCI EAFE Small-Cap ETF	183,494	9,145,341

		269,505,394
Fixed Income Funds — 6.3%
CoreAlpha Bond Master Portfolio	$13,544,446	13,544,446
iShares TIPS Bond ETF	31,194	3,530,225
Master Total Return Portfolio	$5,532,594	5,532,594

		22,607,265
Short-Term Securities — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	963,528	963,720
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	22,947,395	22,947,395

		23,911,115
Total Affiliated Investment Companies — 87.4%		316,023,774

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	387	427,021
New South Resources, Ltd. (e)	668,228	720,490

		1,147,511
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	12,075	328,440
Real Estate Investment Trusts (REITs) — 9.3%
Agree Realty Corp.	5,371	247,335
Alexandria Real Estate Equities, Inc.	4,471	496,862
American Campus Communities, Inc.	11,870	590,770
American Homes 4 Rent, Class A	9,397	197,149
AvalonBay Communities, Inc.	4,786	847,840
Beni Stabili SpA SIIQ	415,769	237,649
Boston Properties, Inc.	11,878	1,494,015
British Land Co. PLC	97,061	753,242
CareTrust REIT, Inc.	42,012	643,624
CyrusOne, Inc.	10,392	464,834
DiamondRock Hospitality Co.	56,650	653,175
DuPont Fabros Technology, Inc.	15,140	665,100
EPR Properties	9,818	704,638
Equity One, Inc.	16,367	502,303
Essex Property Trust, Inc.	4,815	1,119,487
Eurocommercial Properties NV CVA	7,642	293,952
Extra Space Storage, Inc.	14,861	1,147,864
Federal Realty Investment Trust	7,435	1,056,588
First Industrial Realty Trust, Inc.	34,586	970,137
Gecina SA	1,314	181,487
General Growth Properties, Inc.	28,056	700,839
Gramercy Property Trust	59,134	542,850
Great Portland Estates PLC	29,641	243,496
Hammerson PLC	58,830	414,607
HCP, Inc.	42,788	1,271,659
Highwoods Properties, Inc.	7,607	388,033
Host Hotels & Resorts, Inc.	40,484	762,719
Ichigo Office REIT Investment Corp.	781	507,610
Japan Hotel REIT Investment Corp.	665	447,470
Japan Rental Housing Investments, Inc.	579	388,588
Kenedix Retail REIT Corp.	168	382,812

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	8,343	$610,874
Liberty Property Trust	17,730	700,335
Link REIT	49,000	317,671
Macerich Co.	8,058	570,829
Mid-America Apartment Communities, Inc.	6,701	656,162
NSI NV	113,704	429,162
Public Storage	1,716	383,526
Retail Properties of America, Inc., Class A	51,799	794,079
Rexford Industrial Realty, Inc.	14,049	325,796
RioCan Real Estate Investment Trust	10,589	210,021
Scentre Group	246,917	826,550
Simon Property Group, Inc.	10,412	1,849,900
SL Green Realty Corp.	4,033	433,749
STAG Industrial, Inc.	26,070	622,291
Sun Communities, Inc.	4,248	325,439
UDR, Inc.	28,763	1,049,274
Unibail-Rodamco SE	6,010	1,432,211
Vastned Retail NV	10,614	411,831
Ventas, Inc.	7,297	456,208
Welltower, Inc.	6,778	453,652
Westfield Corp.	229,108	1,549,099

		33,727,393
Real Estate Management & Development — 2.8%
Ayala Land, Inc.	185,200	118,991
BUWOG AG	33,130	769,109
Cheung Kong Property Holdings Ltd.	132,000	806,123
China Resources Land Ltd.	104,000	232,718
Deutsche Wohnen AG, Bearer Shares	15,718	493,018
First Capital Realty, Inc.	26,958	415,016
Global Logistic Properties Ltd.	469,200	710,470
Howard Hughes Corp. (e)	3,154	359,871
Inmobiliaria Colonial SA	88,427	611,972
Intiland Development Tbk PT	10,051,700	372,899
Kungsleden AB	48,994	309,859
LEG Immobilien AG	6,827	529,498
Leopalace21 Corp.	8,800	48,606
Mega Manunggal Property Tbk PT (e)	9,431,900	479,559
Megaworld Corp.	2,771,000	198,376
Mitsui Fudosan Co. Ltd.	15,000	347,257
Modernland Realty Tbk PT (e)	1,135,300	28,776
Puradelta Lestari Tbk PT	7,991,300	136,059
St. Modwen Properties PLC	61,365	230,857
Sun Hung Kai Properties Ltd.	98,000	1,234,063
Takara Leben Co., Ltd.	39,600	230,036
Unizo Holdings Co., Ltd.	40,600	1,073,536
Wihlborgs Fastigheter AB	13,484	250,266

		9,986,935
Road & Rail — 0.1%
MTR Corp. Ltd.	43,500	210,898
Total Common Stocks — 12.6%		45,401,177
Total Investments (Cost — $336,045,180) — 100.0%		361,424,951
Liabilities in Excess of Other Assets — (0.0)%		(81,885)

Net Assets — 100.0%		$361,343,066

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	79

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$113,154,626	$22,694,619	[1]	—	$135,849,245	$135,849,245	$1,804,820		$10,794,497
BlackRock Cash Funds: Institutional, SL Agency Shares	931,298	32,230	[1]	—	963,528	963,720	38,055	[3]	(586)
BlackRock Cash Funds: Prime, SL Agency Shares*	—	—		—	—	—	4,717	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	22,947,395	[1]	—	22,947,395	22,947,395	14,059		2,325
BlackRock Commodity Strategies Fund	2,587,286	—		(474,945)	$2,112,341	15,673,574	146,459		(911,587)
BlackRock Emerging Markets Fund*	1,391,835	79,213		(1,471,048)	—	—	—		(1,258,292)
BlackRock Tactical Opportunities Fund	—	826,781		—	826,781	11,103,668	208,637		—
CoreAlpha Bond Master Portfolio	$31,354,405	—		$(17,809,959)[2]	13,544,446	13,544,446	668,330		246,116
International Tilts Master Portfolio	$82,910,552	—		$(32,015,775)[2]	50,894,777	50,894,777	2,186,990		(5,883,172)
iShares Core S&P 500 ETF	—	33,583		(29,402)	4,181	940,683	5,452		40,611
iShares Edge MSCI Min Vol ETF*	—	95,204		(95,204)	—	—	—		64,359
iShares Edge MSCI Min Vol USA ETF*	—	374,850		(374,850)	—	—	—		163,905
iShares Edge MSCI Multifactor Intl ETF	—	529,366		—	529,366	12,297,172	96,986		—
iShares Edge MSCI Multifactor USA ETF	—	1,257,520		—	1,257,520	33,600,934	121,738		—
iShares MSCI Canada ETF	294,258	15,741		(309,999)	—	—	52,460		(763,259)
iShares MSCI EAFE Small-Cap ETF	236,258	33,786		(86,550)	183,494	9,145,341	287,384		64,184
iShares TIPS Bond ETF	—	31,194		—	31,194	3,530,225	7,603		—
Large Cap Index Master Portfolio*	$81,187,428	—		$(81,187,428)[2]	—	—	1,458,525		(4,688,165)
Master Small Cap Index Series*	$9,147,421	—		$(9,147,421)[2]	—	—	98,991		261,303
Master Total Return Portfolio	—	$5,532,594	[1]	—	$5,532,594	5,532,594	22,073		(27,714)
Total						$316,023,774	$7,223,279		$(1,895,475)

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
91	Canadian Dollar	March 2017	$6,771,765	$(163,514)
69	Euro Dollar	March 2017	$9,120,075	(90,724)
532	MSCI Emerging Markets E-Mini Index	March 2017	$22,846,740	(502,825)
100	Russell 2000 E-Mini Index	March 2017	$6,784,500	(129,465)
53	S&P/TSX 60 Index	March 2017	$7,080,877	3,093
Total				$(883,435)

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	103,000	USD	78,212	Barclays Bank PLC	1/19/17	$(3,659)
AUD	49,000	USD	36,460	BNP Paribas S.A.	1/19/17	(993)
AUD	116,000	USD	88,833	Citibank N.A.	1/19/17	(4,870)
AUD	357,000	USD	262,486	Goldman Sachs International	1/19/17	(4,084)
CAD	949,000	USD	722,760	Goldman Sachs International	1/19/17	(14,959)
CAD	338,000	USD	251,794	Goldman Sachs International	1/19/17	299
CHF	429,000	USD	436,233	Bank of America N.A.	1/19/17	(13,675)
EUR	167,000	USD	183,894	BNP Paribas S.A.	1/19/17	(7,598)
EUR	31,000	USD	33,889	Goldman Sachs International	1/19/17	(1,163)
EUR	26,000	USD	28,993	Goldman Sachs International	1/19/17	(1,546)
GBP	13,000	USD	15,938	Bank of America N.A.	1/19/17	133
GBP	22,000	USD	26,972	Barclays Bank PLC	1/19/17	224
GBP	81,000	USD	100,865	Barclays Bank PLC	1/19/17	(733)
GBP	20,000	USD	24,662	Citibank N.A.	1/19/17	62
GBP	12,000	USD	15,230	Citibank N.A.	1/19/17	(396)
GBP	39,000	USD	49,030	Citibank N.A.	1/19/17	(818)
GBP	38,000	USD	46,970	Citibank N.A.	1/19/17	6
GBP	11,000	USD	13,950	Goldman Sachs International	1/19/17	(352)
GBP	91,000	USD	111,723	Goldman Sachs International	1/19/17	772
GBP	104,000	USD	127,352	Goldman Sachs International	1/19/17	1,214
GBP	71,000	USD	87,025	Goldman Sachs International	1/19/17	745
GBP	68,000	USD	85,201	Goldman Sachs International	1/19/17	(1,139)
GBP	19,000	USD	23,457	Goldman Sachs International	1/19/17	31
HKD	1,110,000	USD	143,217	Barclays Bank PLC	1/19/17	(39)
HKD	111,000	USD	14,316	BNP Paribas S.A.	1/19/17	2
HKD	10,345,000	USD	1,334,580	Goldman Sachs International	1/19/17	(192)
HKD	286,000	USD	36,890	UBS AG	1/19/17	1
IDR	255,500,000	USD	18,981	BNP Paribas S.A.	1/19/17	(55)
IDR	581,717,000	USD	43,820	BNP Paribas S.A.	1/19/17	(731)
IDR	1,114,937,000	USD	81,855	Citibank N.A.	1/19/17	733
IDR	1,011,140,000	USD	76,660	Nomura International PLC	1/19/17	(1,761)
ILS	217,000	USD	56,854	Bank of America N.A.	1/19/17	(452)
JPY	8,126,000	USD	70,625	Bank of America N.A.	1/19/17	(889)
JPY	5,797,000	USD	49,078	Bank of America N.A.	1/19/17	671
JPY	1,004,000	USD	8,600	Bank of America N.A.	1/19/17	16
JPY	15,572,000	USD	138,642	Bank of America N.A.	1/19/17	(5,006)
JPY	7,281,000	USD	62,595	Bank of America N.A.	1/19/17	(110)
JPY	12,102,000	USD	115,807	BNP Paribas S.A.	1/19/17	(11,950)
JPY	9,031,000	USD	87,832	BNP Paribas S.A.	1/19/17	(10,330)
JPY	53,471,000	USD	482,929	BNP Paribas S.A.	1/19/17	(24,050)
JPY	24,442,000	USD	218,477	BNP Paribas S.A.	1/19/17	(8,720)
JPY	9,653,000	USD	82,071	Citibank N.A.	1/19/17	769
JPY	22,751,000	USD	200,610	Goldman Sachs International	1/19/17	(5,365)
JPY	935,000	USD	8,240	Goldman Sachs International	1/19/17	(216)
JPY	5,611,000	USD	47,581	Goldman Sachs International	1/19/17	571
JPY	5,711,000	USD	54,980	Goldman Sachs International	1/19/17	(5,969)
JPY	51,992,000	USD	500,280	Goldman Sachs International	1/19/17	(54,093)
JPY	5,947,000	USD	56,699	Goldman Sachs International	1/19/17	(5,663)
JPY	22,795,000	USD	218,128	Goldman Sachs International	1/19/17	(22,505)
JPY	35,361,000	USD	325,662	Royal Bank of Canada	1/19/17	(22,200)
NOK	1,410,000	USD	165,519	Citibank N.A.	1/19/17	(1,680)
NOK	288,000	USD	33,208	Citibank N.A.	1/19/17	257
NOK	105,000	USD	12,131	Citibank N.A.	1/19/17	70
NOK	74,000	USD	8,833	Goldman Sachs International	1/19/17	(235)
NOK	111,000	USD	13,275	Goldman Sachs International	1/19/17	(377)
NOK	805,000	USD	95,540	Goldman Sachs International	1/19/17	(2,001)
NOK	588,000	USD	71,817	Goldman Sachs International	1/19/17	(3,493)
NOK	752,000	USD	90,850	Goldman Sachs International	1/19/17	(3,470)
NOK	497,000	USD	60,245	Goldman Sachs International	1/19/17	(2,495)
NOK	102,000	USD	12,481	Goldman Sachs International	1/19/17	(629)
NZD	73,000	USD	51,887	Barclays Bank PLC	1/19/17	(1,009)
SEK	3,223,000	USD	367,099	Bank of America N.A.	1/19/17	(11,938)
SEK	131,000	USD	14,282	Citibank N.A.	1/19/17	154
SEK	71,000	USD	7,950	Goldman Sachs International	1/19/17	(126)
SGD	769,000	USD	553,787	Barclays Bank PLC	1/19/17	(21,534)
SGD	146,000	USD	105,375	Barclays Bank PLC	1/19/17	(4,324)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	81

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	107,000	USD	77,226	BNP Paribas S.A.	1/19/17	$(3,168)
SGD	82,000	USD	59,162	BNP Paribas S.A.	1/19/17	(2,407)
USD	410,638	AUD	540,000	Bank of America N.A.	1/19/17	19,778
USD	137,134	AUD	182,000	Bank of America N.A.	1/19/17	5,400
USD	138,241	AUD	181,000	Barclays Bank PLC	1/19/17	7,230
USD	192,041	AUD	254,000	Goldman Sachs International	1/19/17	8,192
USD	30,663	CAD	41,000	Royal Bank of Canada	1/19/17	84
USD	260,414	CAD	352,000	Royal Bank of Canada	1/19/17	(2,121)
USD	28,858	CHF	28,000	Goldman Sachs International	1/19/17	1,279
USD	105,971	EUR	96,000	Bank of America N.A.	1/19/17	4,626
USD	101,524	EUR	91,000	Bank of America N.A.	1/19/17	5,458
USD	46,013	EUR	42,000	Bank of America N.A.	1/19/17	1,675
USD	361,789	EUR	337,000	Bank of America N.A.	1/19/17	6,029
USD	28,874	EUR	27,000	Bank of America N.A.	1/19/17	371
USD	65,826	EUR	60,000	Barclays Bank PLC	1/19/17	2,486
USD	187,599	EUR	169,000	Barclays Bank PLC	1/19/17	9,191
USD	74,181	EUR	71,000	Citibank N.A.	1/19/17	(772)
USD	74,160	EUR	71,000	Citibank N.A.	1/19/17	(792)
USD	38,681	EUR	37,000	Goldman Sachs International	1/19/17	(379)
USD	107,958	EUR	99,000	Goldman Sachs International	1/19/17	3,446
USD	131,351	EUR	120,000	Goldman Sachs International	1/19/17	4,671
USD	55,824	EUR	51,000	Goldman Sachs International	1/19/17	1,985
USD	205,621	EUR	191,000	Goldman Sachs International	1/19/17	3,989
USD	70,579	EUR	66,000	Goldman Sachs International	1/19/17	905
USD	18,836	EUR	18,000	Goldman Sachs International	1/19/17	(166)
USD	49,985	EUR	48,000	Nomura International PLC	1/19/17	(687)
USD	114,768	GBP	94,000	Barclays Bank PLC	1/19/17	(1,435)
USD	94,774	GBP	76,000	Barclays Bank PLC	1/19/17	822
USD	169,085	HKD	1,313,000	Bank of America N.A.	1/19/17	(277)
USD	167,694	HKD	1,300,000	BNP Paribas S.A.	1/19/17	9
USD	367,856	HKD	2,852,000	BNP Paribas S.A.	1/19/17	(20)
USD	176,431	HKD	1,368,000	Citibank N.A.	1/19/17	(25)
USD	43,462	HKD	337,000	Goldman Sachs International	1/19/17	(7)
USD	63,253	HKD	491,000	Nomura International PLC	1/19/17	(80)
USD	114,653	HKD	889,000	Nomura International PLC	1/19/17	(18)
USD	56,662	HKD	440,000	UBS AG	1/19/17	(93)
USD	74,570	HKD	578,000	UBS AG	1/19/17	14
USD	35,351	HKD	274,000	UBS AG	1/19/17	8
USD	50,051	HKD	388,000	UBS AG	1/19/17	4
USD	1,247,507	IDR	16,554,412,000	Nomura International PLC	1/19/17	21,257
USD	916,677	JPY	94,932,000	Bank of America N.A.	1/19/17	101,987
USD	195,218	JPY	20,073,000	BNP Paribas S.A.	1/19/17	22,955
USD	59,677	JPY	6,724,000	BNP Paribas S.A.	1/19/17	1,972
USD	115,545	JPY	13,019,000	BNP Paribas S.A.	1/19/17	3,818
USD	266,207	JPY	27,590,000	Citibank N.A.	1/19/17	29,434
USD	553,125	NOK	4,530,000	Citibank N.A.	1/19/17	26,749
USD	47,767	PHP	2,385,000	Bank of America N.A.	1/19/17	(186)
USD	189,672	PHP	9,531,000	Citibank N.A.	1/19/17	(1,960)
USD	45,079	PHP	2,258,000	Nomura International PLC	1/19/17	(321)
USD	5,739	SEK	53,000	Barclays Bank PLC	1/19/17	(102)
USD	37,135	SEK	334,000	Citibank N.A.	1/19/17	330
USD	42,680	SEK	377,000	Goldman Sachs International	1/19/17	1,136
USD	90,470	SEK	805,000	Goldman Sachs International	1/19/17	1,762
USD	14,770	SEK	131,000	Goldman Sachs International	1/19/17	334
USD	17,670	SEK	157,000	Goldman Sachs International	1/19/17	369
USD	44,968	SEK	399,000	Goldman Sachs International	1/19/17	1,000
USD	55,189	SEK	499,000	Goldman Sachs International	1/19/17	201
USD	15,245	SEK	137,000	Goldman Sachs International	1/19/17	148
USD	55,055	SEK	491,000	Goldman Sachs International	1/19/17	949
USD	7,707	SEK	71,000	Goldman Sachs International	1/19/17	(117)
USD	259,432	SGD	360,000	Bank of America N.A.	1/19/17	10,263
USD	36,576	SGD	52,000	Bank of America N.A.	1/19/17	585
USD	83,092	SGD	115,000	BNP Paribas S.A.	1/19/17	3,496
USD	105,291	SGD	150,000	Royal Bank of Canada	1/19/17	1,470
Total						$19,872

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$3,093	—	—	—	$3,093
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$324,597	—	—	324,597

		—	—	$3,093	$324,597	—	—	$327,690

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$632,290	$254,238	—	—	$886,528
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	304,725	—	—	304,725

Total		—	—	$632,290	$558,963	—	—	$1,191,253

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,474,747	$171,069	—	—	$1,645,816
Forward foreign currency exchange contracts	—	—	—	129,238	—	—	129,238

Total	—	—	$1,474,747	$300,307	—	—	$1,775,054

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(629,197)	$(254,238)	—	—	$(883,435)
Forward foreign currency exchange contracts	—	—	—	32,891	—	—	32,891

Total	—	—	$(629,197)	$(221,347)	—	—	$(850,544)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,150,989
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$10,045,051
Average amounts sold — in USD	$11,717,806

For information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$67,553	$253,392
Forward foreign currency exchange contracts	324,597	304,725

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$392,150	$558,117

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(67,553)	(253,392)

Total derivative assets and liabilities subject to an MNA	$324,597	$304,725

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[2]
Bank of America N.A.	$156,992	$(32,533)	—	—	$124,459
Barclays Bank PLC	19,953	(19,953)	—	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	83

Schedule of Investments (concluded)	LifePath Dynamic 2040 Master Portfolio

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[2]
BNP Paribas S.A.	$32,252	$(32,252)	—	—	—
Citibank N.A.	58,564	(11,313)	—	—	$47,251
Goldman Sachs International	33,998	(33,998)	—	—	—
Nomura International PLC	21,257	(2,867)	—	—	18,390
Royal Bank of Canada	1,554	(1,554)	—	—	—
UBS AG	27	(27)	—	—	—

Total	$324,597	$(134,497)	—	—	$190,100

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$32,533	$(32,533)	—	—	—
Barclays Bank PLC	32,835	(19,953)	—	—	$12,882
BNP Paribas S.A.	70,022	(32,252)	—	—	37,770
Citibank N.A.	11,313	(11,313)	—	—	—
Goldman Sachs International	130,741	(33,998)	—	—	96,743
Nomura International PLC	2,867	(2,867)	—	—	—
Royal Bank of Canada	24,321	(1,554)	—	—	22,767
UBS AG	93	(27)	—	—	66

Total	$304,725	$(134,497)	—	—	$170,228

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default. [3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$82,761,372	—	—	$82,761,372
Fixed Income Funds	3,530,225	—	—	3,530,225
Short-Term Securities	23,911,115	—	—	23,911,115
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$1,147,511	—	1,147,511
Hotels, Restaurants & Leisure	328,440	—	—	328,440
Real Estate Investment Trusts (REITs)	25,559,436	8,167,957	—	33,727,393
Real Estate Management & Development	1,254,446	8,732,489	—	9,986,935
Road & Rail	—	210,898	—	210,898

Subtotal	$137,345,034	$18,258,855	—	$155,603,889

Investments Valued at NAV[1]				205,821,062

Total Investments				$361,424,951

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$3,093	—	—	$3,093
Forward foreign currency contracts	—	$324,597	—	324,597
Liabilities:
Equity contracts	(632,290)	—	—	(632,290)
Forward foreign currency contracts	(254,238)	(304,725)	—	(558,963)

Total	$(883,435)	$19,872	—	$(863,563)

[1]    As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts, and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 74.8%
Active Stock Master Portfolio	$43,589,002	$43,589,002
BlackRock Commodity Strategies Fund	713,452	5,293,812
International Tilts Master Portfolio	$16,886,692	16,886,692
iShares Core S&P 500 ETF (b)	6,451	1,451,411
iShares MSCI EAFE Small-Cap ETF	68,718	3,424,905
iShares Edge MSCI Multifactor Intl ETF	211,613	4,915,770
iShares Edge MSCI Multifactor USA ETF	436,759	11,670,200

		87,231,792
Fixed Income Funds — 1.0%
CoreAlpha Bond Master Portfolio	$1,148,840	1,148,840
Short-Term Securities — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	588,649	588,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	10,871,097	10,871,097

		11,459,864
Total Affiliated Investment Companies — 85.7%		99,840,496

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	144	158,892
New South Resources, Ltd. (e)	247,878	267,264

		426,156
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	4,504	122,509
Real Estate Investment Trusts (REITs) — 10.8%
Agree Realty Corp.	2,045	94,172
Alexandria Real Estate Equities, Inc.	1,695	188,365
American Campus Communities, Inc.	4,428	220,382
American Homes 4 Rent, Class A	3,505	73,535
AvalonBay Communities, Inc.	1,785	316,213
Beni Stabili SpA SIIQ	159,087	90,932
Boston Properties, Inc.	4,447	559,344
British Land Co. PLC	35,297	273,922
CareTrust REIT, Inc.	15,670	240,064
CyrusOne, Inc.	3,872	173,195
DiamondRock Hospitality Co.	21,133	243,663
DuPont Fabros Technology, Inc.	5,702	250,489
EPR Properties	3,662	262,822
Equity One, Inc.	6,106	187,393
Essex Property Trust, Inc.	1,796	417,570
Eurocommercial Properties NV CVA	2,852	109,703
Extra Space Storage, Inc.	5,544	428,219
Federal Realty Investment Trust	2,775	394,355
First Industrial Realty Trust, Inc.	12,943	363,051
Gecina SA	490	67,678
General Growth Properties, Inc.	10,464	261,391
Gramercy Property Trust	22,057	202,483
Great Portland Estates PLC	11,387	93,542
Hammerson PLC	21,527	151,713
HCP, Inc.	15,959	474,301
Highwoods Properties, Inc.	2,837	144,715
Host Hotels & Resorts, Inc.	15,103	284,541
Ichigo Office REIT Investment Corp.	290	188,485
Japan Hotel REIT Investment Corp.	245	164,857
Japan Rental Housing Investments, Inc.	214	143,623
Kenedix Retail REIT Corp.	62	141,276
Kilroy Realty Corp.	3,112	227,861
Liberty Property Trust	6,613	261,214
Link REIT	18,500	119,937
Macerich Co.	3,007	213,016

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	2,494	$244,212
NSI NV	42,256	159,490
Public Storage	646	144,381
Retail Properties of America, Inc., Class A	19,324	296,237
Rexford Industrial Realty, Inc.	5,344	123,927
RioCan Real Estate Investment Trust	3,784	75,052
Scentre Group	92,129	308,400
Simon Property Group, Inc.	3,883	689,893
SL Green Realty Corp.	1,505	161,863
STAG Industrial, Inc.	9,726	232,160
Sun Communities, Inc.	1,585	121,427
UDR, Inc.	10,728	391,357
Unibail-Rodamco SE	2,242	534,279
Vastned Retail NV	3,993	154,931
Ventas, Inc.	2,722	170,179
Welltower, Inc.	2,528	169,199
Westfield Corp.	85,219	576,203

		12,581,212
Real Estate Management & Development — 3.2%
Ayala Land, Inc.	66,200	42,533
BUWOG AG	12,361	286,959
Cheung Kong Property Holdings Ltd.	48,000	293,135
China Resources Land Ltd.	38,000	85,031
Deutsche Wohnen AG, Bearer Shares	5,863	183,902
First Capital Realty, Inc.	9,949	153,164
Global Logistic Properties Ltd.	173,600	262,868
Howard Hughes Corp. (e)	1,177	134,296
Inmobiliaria Colonial SA	32,993	228,333
Intiland Development Tbk PT	3,742,800	138,851
Kungsleden AB	18,410	116,433
LEG Immobilien AG	2,547	197,544
Leopalace21 Corp.	3,100	17,123
Mega Manunggal Property Tbk PT (e)	3,424,400	174,111
Megaworld Corp.	1,033,000	73,952
Mitsui Fudosan Co. Ltd.	6,000	138,903
Modernland Realty Tbk PT (e)	405,700	10,283
Puradelta Lestari Tbk PT	2,856,500	48,634
St. Modwen Properties PLC	22,940	86,301
Sun Hung Kai Properties Ltd.	37,000	465,922
Takara Leben Co., Ltd.	14,400	83,649
Unizo Holdings Co., Ltd.	15,000	396,627
Wihlborgs Fastigheter AB	5,035	93,451

		3,712,005
Road & Rail — 0.1%
MTR Corp. Ltd.	16,500	79,996
Total Common Stocks — 14.5%		16,921,878
Total Investments (Cost — $99,448,588) — 100.2%		116,762,374
Liabilities in Excess Other Assets — (0.2)%		(194,838)

Net Assets — 100.0%		$116,567,536

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	85

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$35,160,143	$8,428,859	[1]	—	$43,589,002	$43,589,002	$608,078		$(2,167,962)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,133,330	—		(544,681)[2]	588,649	588,767	12,615	[3]	231
BlackRock Cash Funds: Prime, SL Agency Shares	650,208	—		(650,208)[2]	—	—	2,281	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,871,097	[1]	—	10,871,097	10,871,097	5,796		907
BlackRock Commodity Strategies Fund	731,981	186,867		(205,396)	713,452	5,293,812	49,467		(234,047)
BlackRock Emerging Markets Fund, Inc.*	392,434	70,916		(463,350)	—	—	—		(231,001)
CoreAlpha Bond Master Portfolio	$1,595,987	—		$(447,147)[2]	$1,148,840	1,148,840	37,004		4,802
International Tilts Master Portfolio	$24,072,801	—		$(7,186,109)[2]	$16,886,692	16,886,692	700,957		(2,040,206)
iShares Core S&P 500 ETF	—	6,451		—	6,451	1,451,411	8,413		2,762
iShares Edge MSCI Multifactor Intl ETF	—	211,613		—	211,613	4,915,770	38,770		—
iShares Edge MSCI Min VolEAFE ETF	—	20,528		(20,528)	—	—	—		27,754
iShares Edge MSCI Min VolEAFE USA ETF	—	65,305		(65,305)	—	—	—		57,110
iShares Edge MSCI Multifactor USA ETF	—	436,759		—	436,759	11,670,200	42,282		—
iShares MSCI Canada ETF*	85,881	14,179		(100,060)	—	—	16,779		(144,810)
iShares MSCI EAFE Small-Cap ETF	70,032	18,696		(20,010)	68,718	3,424,905	98,956		(7,783)
Large Cap Index Master Portfolio*	$19,606,042	—		$(19,606,042)[2]	—	—	391,473		(2,197,825)
Master Small Cap Index Series*	$2,338,662	—		$(2,338,662)[2]	—	—	29,505		(92,019)
Total						$99,840,496	$2,042,376		$(7,022,087)

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.
[2] Represents net shares/investment value sold.

[3]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
31	Canadian Dollar	March 2017	$2,306,865	$(55,702)
22	Euro Dollar	March 2017	$2,907,850	(28,927)
186	MSCI Emerging Markets E-Mini Index	March 2017	$7,987,770	(175,800)
32	Russell 2000 E-Mini Index	March 2017	$2,171,040	(41,429)
4	S&P 500 E-Mini Index	March 2017	$447,240	(2,864)
18	S&P/TSX 60 Index	March 2017	$2,404,826	1,049
Total				$(303,673)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,000	USD	9,112	Barclays Bank PLC	1/19/17	$(426)
AUD	13,000	USD	9,675	BNP Paribas S.A.	1/19/17	(265)
AUD	49,000	USD	37,524	Citibank N.A.	1/19/17	(2,057)
AUD	128,000	USD	94,113	Goldman Sachs International	1/19/17	(1,464)
CAD	26,000	USD	19,567	BNP Paribas S.A.	1/19/17	(176)
CAD	337,000	USD	256,660	Goldman Sachs International	1/19/17	(5,312)

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	121,000	USD	90,139	Goldman Sachs International	1/19/17	$107
CHF	149,000	USD	151,512	Bank of America N.A.	1/19/17	(4,750)
EUR	66,000	USD	72,677	BNP Paribas S.A.	1/19/17	(3,003)
EUR	12,000	USD	13,118	Goldman Sachs International	1/19/17	(450)
EUR	3,000	USD	3,345	Goldman Sachs International	1/19/17	(178)
GBP	5,000	USD	6,130	Bank of America N.A.	1/19/17	51
GBP	7,000	USD	8,582	Barclays Bank PLC	1/19/17	71
GBP	29,000	USD	36,112	Barclays Bank PLC	1/19/17	(262)
GBP	7,000	USD	8,632	Citibank N.A.	1/19/17	22
GBP	16,000	USD	20,115	Citibank N.A.	1/19/17	(336)
GBP	14,000	USD	17,305	Citibank N.A.	1/19/17	2
GBP	32,000	USD	39,287	Goldman Sachs International	1/19/17	271
GBP	38,000	USD	46,532	Goldman Sachs International	1/19/17	443
GBP	24,000	USD	29,417	Goldman Sachs International	1/19/17	252
GBP	23,000	USD	28,818	Goldman Sachs International	1/19/17	(385)
GBP	7,000	USD	8,642	Goldman Sachs International	1/19/17	11
GBP	10,000	USD	12,693	Goldman Sachs International	1/19/17	(331)
GBP	5,000	USD	6,346	Goldman Sachs International	1/19/17	(165)
GBP	4,000	USD	5,073	Goldman Sachs International	1/19/17	(128)
HKD	161,000	USD	20,773	Barclays Bank PLC	1/19/17	(6)
HKD	142,000	USD	18,313	Barclays Bank PLC	1/19/17	4
HKD	3,817,000	USD	492,421	Goldman Sachs International	1/19/17	(71)
HKD	104,000	USD	13,414	UBS AG	1/19/17	—
IDR	522,298,000	USD	38,345	Citibank N.A.	1/19/17	343
IDR	326,117,000	USD	24,725	Nomura International PLC	1/19/17	(568)
ILS	64,000	USD	16,768	Bank of America N.A.	1/19/17	(133)
ILS	29,000	USD	7,601	Royal Bank of Canada	1/19/17	(64)
JPY	5,038,000	USD	44,855	Bank of America N.A.	1/19/17	(1,620)
JPY	2,820,000	USD	24,509	Bank of America N.A.	1/19/17	(308)
JPY	2,268,000	USD	19,201	Bank of America N.A.	1/19/17	262
JPY	503,000	USD	4,311	Bank of America N.A.	1/19/17	6
JPY	2,696,000	USD	23,177	Bank of America N.A.	1/19/17	(41)
JPY	3,249,000	USD	31,599	Barclays Bank PLC	1/19/17	(3,716)
JPY	4,073,000	USD	38,976	BNP Paribas S.A.	1/19/17	(4,022)
JPY	18,638,000	USD	168,331	BNP Paribas S.A.	1/19/17	(8,383)
JPY	8,039,000	USD	71,857	BNP Paribas S.A.	1/19/17	(2,868)
JPY	3,566,000	USD	30,319	Citibank N.A.	1/19/17	284
JPY	2,121,000	USD	20,419	Goldman Sachs International	1/19/17	(2,217)
JPY	21,532,000	USD	207,182	Goldman Sachs International	1/19/17	(22,398)
JPY	4,024,000	USD	38,506	Goldman Sachs International	1/19/17	(3,973)
JPY	5,680,000	USD	50,084	Goldman Sachs International	1/19/17	(1,339)
JPY	5,991,000	USD	52,779	Goldman Sachs International	1/19/17	(1,365)
JPY	325,000	USD	2,864	Goldman Sachs International	1/19/17	(75)
JPY	1,821,000	USD	15,442	Goldman Sachs International	1/19/17	185
JPY	18,957,000	USD	174,587	Royal Bank of Canada	1/19/17	(11,901)
JPY	1,412,000	USD	13,437	UBS AG	1/19/17	(1,319)
NOK	524,000	USD	61,512	Citibank N.A.	1/19/17	(625)
NOK	208,000	USD	25,405	Goldman Sachs International	1/19/17	(1,236)
NOK	275,000	USD	33,223	Goldman Sachs International	1/19/17	(1,269)
NOK	182,000	USD	22,062	Goldman Sachs International	1/19/17	(914)
NOK	89,000	USD	10,890	Goldman Sachs International	1/19/17	(549)
NOK	78,000	USD	9,311	Goldman Sachs International	1/19/17	(247)
NOK	41,000	USD	4,903	Goldman Sachs International	1/19/17	(139)
NOK	299,000	USD	35,486	Goldman Sachs International	1/19/17	(743)
NOK	107,000	USD	12,341	Goldman Sachs International	1/19/17	93
NOK	39,000	USD	4,506	Goldman Sachs International	1/19/17	25
NZD	21,000	USD	14,926	Barclays Bank PLC	1/19/17	(290)
SEK	1,189,000	USD	135,423	Bank of America N.A.	1/19/17	(4,400)
SEK	92,000	USD	10,301	Goldman Sachs International	1/19/17	(163)
SGD	25,000	USD	17,976	Bank of America N.A.	1/19/17	(672)
SGD	261,000	USD	187,956	Barclays Bank PLC	1/19/17	(7,309)
SGD	53,000	USD	38,253	Barclays Bank PLC	1/19/17	(1,570)
SGD	38,000	USD	27,425	BNP Paribas S.A.	1/19/17	(1,124)
SGD	30,000	USD	21,645	BNP Paribas S.A.	1/19/17	(880)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	87

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	150,567	AUD	198,000	Bank of America N.A.	1/19/17	$7,252
USD	48,977	AUD	65,000	Bank of America N.A.	1/19/17	1,929
USD	51,172	AUD	67,000	Barclays Bank PLC	1/19/17	2,676
USD	50,656	AUD	67,000	Goldman Sachs International	1/19/17	2,161
USD	4,526	CAD	6,000	Goldman Sachs International	1/19/17	51
USD	5,235	CAD	7,000	Royal Bank of Canada	1/19/17	14
USD	93,216	CAD	126,000	Royal Bank of Canada	1/19/17	(759)
USD	7,463	CAD	10,000	UBS AG	1/19/17	5
USD	40,843	EUR	37,000	Bank of America N.A.	1/19/17	1,783
USD	41,707	EUR	39,000	Bank of America N.A.	1/19/17	536
USD	27,158	EUR	26,000	Bank of America N.A.	1/19/17	(289)
USD	18,744	EUR	18,000	Bank of America N.A.	1/19/17	(258)
USD	31,816	EUR	29,000	Barclays Bank PLC	1/19/17	1,201
USD	78,814	EUR	71,000	Barclays Bank PLC	1/19/17	3,861
USD	7,400	EUR	7,000	BNP Paribas S.A.	1/19/17	10
USD	29,257	EUR	28,000	BNP Paribas S.A.	1/19/17	(301)
USD	39,257	EUR	36,000	Citibank N.A.	1/19/17	1,253
USD	31,245	EUR	28,000	Citibank N.A.	1/19/17	1,686
USD	51,446	EUR	47,000	Goldman Sachs International	1/19/17	1,829
USD	16,433	EUR	15,000	Goldman Sachs International	1/19/17	598
USD	73,206	EUR	68,000	Goldman Sachs International	1/19/17	1,420
USD	14,636	EUR	14,000	Goldman Sachs International	1/19/17	(143)
USD	7,325	EUR	7,000	Goldman Sachs International	1/19/17	(65)
USD	135,275	EUR	126,000	Nomura International PLC	1/19/17	2,260
USD	48,634	GBP	39,000	Bank of America N.A.	1/19/17	422
USD	24,419	GBP	20,000	Barclays Bank PLC	1/19/17	(305)
USD	59,208	HKD	459,000	Bank of America N.A.	1/19/17	2
USD	62,328	HKD	484,000	Bank of America N.A.	1/19/17	(102)
USD	127,821	HKD	991,000	BNP Paribas S.A.	1/19/17	(7)
USD	62,035	HKD	481,000	Citibank N.A.	1/19/17	(9)
USD	14,960	HKD	116,000	Goldman Sachs International	1/19/17	(2)
USD	33,159	HKD	257,000	Nomura International PLC	1/19/17	9
USD	42,560	HKD	330,000	Nomura International PLC	1/19/17	(7)
USD	22,544	HKD	175,000	Nomura International PLC	1/19/17	(29)
USD	19,995	HKD	155,000	UBS AG	1/19/17	2
USD	20,991	HKD	163,000	UBS AG	1/19/17	(35)
USD	440,466	IDR	5,844,982,000	Nomura International PLC	1/19/17	7,505
USD	304,381	JPY	31,522,000	Bank of America N.A.	1/19/17	33,865
USD	130,015	JPY	13,369,000	BNP Paribas S.A.	1/19/17	15,284
USD	21,425	JPY	2,414,000	BNP Paribas S.A.	1/19/17	708
USD	41,021	JPY	4,622,000	BNP Paribas S.A.	1/19/17	1,355
USD	97,857	JPY	10,142,000	Citibank N.A.	1/19/17	10,820
USD	205,588	NOK	1,684,000	Bank of America N.A.	1/19/17	9,911
USD	3,288	NOK	27,000	Goldman Sachs International	1/19/17	151
USD	5,108	NOK	43,000	Goldman Sachs International	1/19/17	111
USD	19,507	PHP	974,000	Bank of America N.A.	1/19/17	(76)
USD	67,841	PHP	3,409,000	Citibank N.A.	1/19/17	(701)
USD	16,071	PHP	805,000	Nomura International PLC	1/19/17	(114)
USD	2,707	SEK	25,000	Barclays Bank PLC	1/19/17	(48)
USD	13,787	SEK	124,000	Citibank N.A.	1/19/17	123
USD	15,849	SEK	140,000	Goldman Sachs International	1/19/17	422
USD	33,603	SEK	299,000	Goldman Sachs International	1/19/17	655
USD	5,524	SEK	49,000	Goldman Sachs International	1/19/17	125
USD	6,640	SEK	59,000	Goldman Sachs International	1/19/17	139
USD	16,455	SEK	146,000	Goldman Sachs International	1/19/17	366
USD	20,240	SEK	183,000	Goldman Sachs International	1/19/17	74
USD	20,856	SEK	186,000	Goldman Sachs International	1/19/17	359
USD	4,016	SEK	37,000	Goldman Sachs International	1/19/17	(61)
USD	92,963	SGD	129,000	Bank of America N.A.	1/19/17	3,678
USD	7,034	SGD	10,000	Bank of America N.A.	1/19/17	112
USD	38,294	SGD	53,000	BNP Paribas S.A.	1/19/17	1,611
USD	37,203	SGD	53,000	Royal Bank of Canada	1/19/17	520
Total						$9,770

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$1,049	—	—	—	$1,049
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$121,286	—	—	121,286

		—	—	$1,049	$121,286	—	—	$122,335

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$220,093	$84,629	—	—	$304,722
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	111,516	—	—	111,516

Total		—	—	$220,093	$196,145	—	—	$416,238

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$501,684	$58,361	—	—	$560,045
Forward foreign currency exchange contracts	—	—	—	33,557	—	—	33,557

Total	—	—	$501,684	$91,918	—	—	$593,602

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(219,044)	$(84,629)	—	—	$(303,673)
Forward foreign currency exchange contracts	—	—	—	14,403	—	—	14,403

Total	—	—	$(219,044)	$(70,226)	—	—	$(289,270)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,556,398
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,382,833
Average amounts sold — in USD	$4,031,098

For information about the LifePath Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$22,015	$88,821
Forward foreign currency exchange contracts	121,286	111,516

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$143,301	$200,337

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(22,015)	(88,821)

Total derivative assets and liabilities subject to an MNA	$121,286	$111,516

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	89

Schedule of Investments (concluded)	LifePath Dynamic 2050 Master Portfolio

The following tables present the LifePath Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$59,809	$(12,649)	—	—	$47,160
Barclays Bank PLC	7,813	(7,813)	—	—	—
BNP Paribas S.A.	18,968	(18,968)	—	—	—
Citibank N.A.	14,533	(3,728)	—	—	10,805
Goldman Sachs International	9,848	(9,848)	—	—	—
Nomura International PLC	9,774	(718)	—	—	9,056
Royal Bank of Canada	534	(534)	—	—	—
UBS AG	7	(7)	—	—	—

Total	$121,286	$(54,265)	—	—	$67,021

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$12,649	$(12,649)	—	—	—
Barclays Bank PLC	13,932	(7,813)	—	—	$6,119
BNP Paribas S.A.	21,029	(18,968)	—	—	2,061
Citibank N.A.	3,728	(3,728)	—	—	—
Goldman Sachs International	45,382	(9,848)	—	—	35,534
Nomura International PLC	718	(718)	—	—	—
Royal Bank of Canada	12,724	(534)	—	—	12,190
UBS AG	1,354	(7)	—	—	1,347

Total	$111,516	$(54,265)	—	—	$57,251

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$26,756,098	—	—	$26,756,098
Short-Term Securities	11,459,864	—	—	11,459,864
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$426,156	—	426,156
Hotels, Restaurants & Leisure	122,509	—	—	122,509
Real Estate Investment Trusts (REITs)	9,548,104	3,033,108	—	12,581,212
Real Estate Management & Development	461,571	3,250,434	—	3,712,005
Road & Rail	—	79,996	—	79,996

Total	$48,348,146	$6,789,694	—	$55,137,840

Investments Valued at NAV[1]				61,624,534

Total				$116,762,374

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,049	—	—	$1,049
Forward foreign currency contracts	—	$121,286	—	121,286
Liabilities:
Equity contracts	(220,093)	—	—	(220,093)
Forward foreign currency contracts	(84,629)	(111,516)	—	(196,145)

Total	$(303,673)	$9,770	—	$(293,903)

[1]    As of December 31, 2016, certain of the LifePath Master Portfolio’s investments were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2016	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio

Assets
Investments at value — unaffiliated[1]	$807,914	$11,311,543	$35,346,211	$45,401,177	$16,921,878
Investments at value — affiliated[2,3]	155,354,162	429,423,799	412,308,294	316,023,774	99,840,496
Cash pledged for futures contracts	697,000	2,062,000	2,467,000	2,098,000	731,000
Foreign currency at value[4]	51,734	177,644	263,672	269,075	93,110
Receivables:
Variation margin on futures contracts	26,180	70,953	88,810	67,553	22,015
Investments sold	5,383	75,359	237,254	302,648	114,286
Dividends — affiliated	3,885	15,896	22,183	23,108	9,410
Dividends — unaffiliated	3,715	51,027	158,199	202,638	75,316
Securities lending income — affiliated	225	1,771	3,592	4,107	530
Unrealized appreciation on forward foreign currency exchange contracts	11,215	101,176	274,399	324,597	121,286

Total assets	156,961,413	443,291,168	451,169,614	364,716,677	117,929,327

Liabilities
Cash collateral on securities loaned at value	—	229,473	—	963,721	588,767
Payables:
Withdrawals to investors	1,109,596	3,154,729	2,166,267	1,659,288	495,879
Variation margin on futures contracts	66,238	214,260	267,649	253,392	88,821
Professional fees	12,095	15,324	14,686	13,691	11,697
Investment advisory fees	6,471	18,139	17,872	13,310	1,983
Independent Trustees’ fees	3,118	5,154	5,130	4,462	2,747
Investments purchased	2,851	39,930	125,184	161,022	60,381
Unrealized depreciation on forward foreign currency exchange contracts	10,599	91,204	255,383	304,725	111,516

Total liabilities	1,210,968	3,768,213	2,852,171	3,373,611	1,361,791

Net Assets	$155,750,445	$439,522,955	$448,317,443	$361,343,066	$116,567,536

Net Assets Consist of
Investors’ capital	$124,809,500	$395,871,025	$435,840,386	$336,837,967	$99,551,928
Net unrealized appreciation (depreciation)	30,940,945	43,651,930	12,477,057	24,505,099	17,015,608

Net Assets	$155,750,445	$439,522,955	$448,317,443	$361,343,066	$116,567,536

[1] Investments at cost — unaffiliated	$788,750	$11,245,458	$35,374,709	$45,480,865	$16,951,745
[2] Investments at cost — affiliated	$124,161,142	$384,993,117	$398,846,994	$290,564,315	$82,496,843
[3] Securities loaned at value	—	$223,865	—	$940,683	$575,074
[4] Foreign currency at cost	$52,231	$179,413	$266,305	$271,739	$94,029

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	91

Statements of Operations	Master Investment Portfolio

Year Ended December 31, 2016	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio

Investment Income
Dividends — affiliated	$489,750	$1,274,539	$1,156,029	$946,935	$262,889
Dividends — unaffiliated	48,375	496,229	1,315,296	1,605,907	554,509
Securities lending — affiliated — net	8,138	29,143	35,271	36,615	12,470
Foreign taxes withheld	(2,270)	(21,015)	(55,265)	(66,764)	(24,242)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	1,353,014	4,461,518	6,012,628	5,914,884	1,850,419
Interest — affiliated	2,593,401	5,778,333	3,305,727	891,896	81,349
Expenses	(424,820)	(1,168,344)	(1,129,505)	(844,562)	(256,295)
Fees waived	72,072	249,827	314,610	277,511	91,544

Total investment income	4,137,660	11,100,230	10,954,791	8,762,422	2,572,643

Expenses
Investment advisory	687,808	1,827,785	1,776,829	1,406,163	420,177
Professional	11,672	14,046	14,050	14,071	14,501
Independent Trustees	7,452	11,757	11,933	12,513	11,729
Miscellaneous	250	250	250	250	—

Total expenses	707,182	1,853,838	1,803,062	1,432,997	446,407
Less fees waived by the Manager	(609,331)	(1,594,939)	(1,552,109)	(1,235,096)	(387,706)

Total expenses after fees waived	97,851	258,899	250,953	197,901	58,701

Net investment income	4,039,809	10,841,331	10,703,838	8,564,521	2,513,942

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(50,727)	171,703	729,699	914,040	275,869
Investments — affiliated	886,655	(1,942,318)	(1,866,832)	(2,600,665)	(529,784)
Futures contracts	606,270	1,816,234	1,911,315	1,645,816	560,045
Forward foreign currency exchange contracts	1,839	34,362	94,081	129,238	33,557
Foreign currency transactions	(69)	(18,313)	(43,166)	(58,411)	(19,535)
Capital gain distributions from investment companies — affiliated	524	2,114	2,286	2,325	907
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, swaps, forward foreign currency exchange contracts and foreign currency transactions	(11,273,461)	(15,811,635)	14,008,903	702,865	(6,493,210)

	(9,828,969)	(15,747,853)	14,836,286	735,208	(6,172,151)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	19,243	(113,986)	(515,341)	(675,633)	(212,928)
Investments — affiliated	1,819,912	9,469,394	9,674,036	9,681,432	2,811,629
Futures contracts	(270,863)	(849,794)	(964,830)	(883,435)	(303,673)
Forward foreign currency exchange contracts	1,112	14,547	30,426	32,891	14,403
Foreign currency translations	(642)	(4,420)	(8,445)	(9,209)	(3,716)
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, swaps, forward foreign currency exchange contracts and foreign currency translations	15,583,092	29,663,366	2,206,804	13,778,956	11,274,985

	17,151,854	38,179,107	10,422,650	21,925,002	13,580,700

Net realized and unrealized gain	7,322,885	22,431,254	25,258,936	22,660,210	7,408,549

Net Increase in Net Assets Resulting from Operations	$11,362,694	$33,272,585	$35,962,774	$31,224,731	$9,922,491

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Dynamic Retirement Master Portfolio		LifePath Dynamic 2020 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$4,039,809	$25,787,326	$10,841,331	$47,034,117
Net realized gain	(9,828,969)	38,303,062	(15,747,853)	112,654,731
Net change in unrealized appreciation (depreciation)	17,151,854	(63,484,434)	38,179,107	(159,303,759)

Net increase in net assets resulting from operations	11,362,694	605,954	33,272,585	385,089

Capital Transactions
Proceeds from contributions	37,981,022	300,179,102	72,645,057	464,173,999
Value of withdrawals	(147,760,621)	(1,636,813,035)[1]	(247,199,241)	(2,759,248,995)[1]

Net decrease in net assets derived from capital transactions	(109,779,599)	(1,336,633,933)	(174,554,184)	(2,295,074,996)

Net Assets
Total decrease in net assets	(98,416,905)	(1,336,027,979)	(141,281,599)	(2,294,689,907)
Beginning of year	254,167,350	1,590,195,329	580,804,554	2,875,494,461

End of year	$155,750,445	$254,167,350	$439,522,955	$580,804,554

[1] See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	93

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Dynamic 2030 Master Portfolio		LifePath Dynamic 2040 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$10,703,838	$45,601,857	$8,564,521	$34,986,795
Net realized gain	14,836,286	135,036,446	735,208	121,476,095
Net change in unrealized appreciation (depreciation)	10,422,650	(181,053,782)	21,925,002	(155,925,514)

Net increase (decrease) in net assets resulting from operations	35,962,774	(382,479)	31,224,731	537,376

Capital Transactions
Proceeds from contributions	79,804,028	520,309,935	78,506,160	394,402,394
Value of withdrawals	(211,296,224)	(2,678,876,359)[1]	(174,343,519)	(2,058,297,441)[1]

Net decrease in net assets derived from capital transactions	(131,492,196)	(2,158,566,424)	(95,837,359)	(1,663,895,047)

Net Assets
Total decrease in net assets	(95,529,422)	(2,158,948,903)	(64,612,628)	(1,663,357,671)
Beginning of year	543,846,865	2,702,795,768	425,955,694	2,089,313,365

End of year	$448,317,443	$543,846,865	$361,343,066	$425,955,694

[1]	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Dynamic 2050 Master Portfolio
	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$2,513,942	$7,909,882
Net realized gain	(6,172,151)	16,392,410
Net change in unrealized appreciation (depreciation)	13,580,700	(25,186,905)

Net increase (decrease) in net assets resulting from operations	9,922,491	(884,613)

Capital Transactions
Proceeds from contributions	48,949,251	154,043,711
Value of withdrawals	(57,207,767)	(477,699,188)[1]

Net decrease in net assets derived from capital transactions	(8,258,516)	(323,655,477)

Net Assets
Total increase (decrease) in net assets	1,663,975	(324,540,090)
Beginning of year	114,903,561	439,443,651

End of year	$116,567,536	$114,903,561

[1]	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	95

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic Retirement Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	6.28%		(1.02)%		5.25%		6.75%		9.11%

Ratios to Average Net Assets
Total expenses	0.54%	[1,2,3]	0.54%	[4,5,6]	0.54%	[7,8,9]	0.54%	[7,8,9]	0.55%	[10,11,12]

Total expenses after fees waived	0.23%	[1,2,3]	0.26%	[4,5,6]	0.25%	[7,8,9]	0.25%	[7,8,9]	0.28%	[10,11,12]

Net investment income[13]	2.06%	[1,2,3]	1.88%	[4,5,6]	2.02%	[7,8,9]	1.83%	[7,8,9]	2.22%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$155,750		$254,167		$1,590,195		$1,586,408		$1,491,576

Portfolio turnover rate	37%	[14]	21%	[15]	14%	[16]	17%	[16]	4%	[17]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.04% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.03% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.09% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% and 0.03% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.10% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% for the year ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[17]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2020 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	6.66%		(1.28)%		5.56%		10.17%		11.49%

Ratios to Average Net Assets
Total expenses	0.53%	[1,2,3]	0.53%	[4,5,6]	0.54%	[7,8,9]	0.53%	[7,8,9]	0.53%	[10,11,12]

Total expenses after fees waived	0.23%	[1,2,3]	0.24%	[4,5,6]	0.24%	[7,8,9]	0.23%	[7,8,9]	0.25%	[10,11,12]

Net investment income[13]	2.08%	[1,2,3]	1.90%	[4,5,6]	2.01%	[7,8,9]	1.97%	[7,8,9]	2.30%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$439,523		$580,805		$2,875,494		$2,831,270		$2,524,316

Portfolio turnover rate	50%	[14]	18%	[15]	21%	[16]	19%	[16]	5%	[17]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.05% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.04% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% and 0.03% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.12% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% for the year ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[17]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	97

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2030 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	7.61%		(1.55)%		5.82%		14.16%		13.59%

Ratios to Average Net Assets
Total expenses	0.52%	[1,2,3]	0.52%	[4,5,6]	0.53%	[7,8,9]	0.52%	[7,8,9]	0.53%	[10,11,12]

Total expenses after fees waived	0.21%	[1,2,3]	0.21%	[4,5,6]	0.21%	[7,8,9]	0.20%	[7,8,9]	0.23%	[10,11,12]

Net investment income[13]	2.11%	[1,2,3]	1.93%	[4,5,6]	2.02%	[7,8,9]	2.13%	[7,8,9]	2.37%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$448,317		$543,847		$2,702,796		$2,651,481		$2,237,444

Portfolio turnover rate	61%	[14]	21%	[15]	33%	[16]	22%	[16]	5%	[17]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% and 0.15% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% for the year ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[17]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

98	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2040 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.35%		(1.79)%		5.98%		17.42%		15.23%

Ratios to Average Net Assets
Total expenses	0.50%	[1,2,3]	0.50%	[4,5,6]	0.53%	[7,8,9]	0.51%	[7,8,9]	0.52%	[10,11,12]

Total expenses after fees waived	0.19%	[1,2,3]	0.18%	[4,5,6]	0.19%	[7,8,9]	0.18%	[7,8,9]	0.21%	[10,11,12]

Net investment income[13]	2.13%	[1,2,3]	1.94%	[4,5,6]	2.03%	[7,8,9]	2.26%	[7,8,9]	2.44%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$361,343		$425,956		$2,089,313		$2,064,693		$1,701,257

Portfolio turnover rate	77%	[14]	19%	[15]	42%	[16]	26%	[16]	4%	[17]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.07% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% and 0.17% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% for the year ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[17]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	99

Financial Highlights	Master Investment Portfolio

	LifePath Dynamic 2050 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.57%		(1.96)%		6.23%		20.32%		16.55%

Ratios to Average Net Assets
Total expenses	0.51%	[1,2,3]	0.51%	[4,5,6]	0.53%	[7,8,9]	0.53%	[7,8,9]	0.54%	[10,11,12]

Total expenses after fees waived	0.19%	[1,2,3]	0.17%	[4,5,6]	0.18%	[7,8,9]	0.20%	[7,8,9]	0.21%	[10,11,12]

Net investment income[13]	2.09%	[1,2,3]	1.94%	[4,5,6]	2.04%	[7,8,9]	2.46%	[7,8,9]	2.51%	[10,11,12]

Supplemental Data
Net assets, end of year (000)	$116,568		$114,904		$439,444		$415,263		$267,851

Portfolio turnover rate	70%	[14]	36%	[15]	48%	[15]	28%	[15]	5%	[16]

[1]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[2]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.08% for the year ended December 31, 2016.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% for the year ended December 31, 2016, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[4]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[5]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.07% for the year ended December 31, 2015.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.19% for the year ended December 31, 2015, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[7]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[8]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% and 0.06% for the years ended December 31, 2014 and December 31, 2013, respectively.

[9]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17% and 0.15% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[10]

Includes the LifePath Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[11]

Includes the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% for the year ended December 31, 2012.

[12]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[13]

Includes the LifePath Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Master Portfolio.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[15]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[16]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

100	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to five series of MIP: LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio and LifePath® Dynamic 2050 Master Portfolio (each a “LifePath Master Portfolio” and together, the “LifePath Master Portfolios”).

As of period end, the investment of LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio in the Active Stock Master Portfolio represented 31.3%, 37.6% and 37.4%, respectively, of net assets. The investment of LifePath Retirement Master Portfolio and LifePath 2020 Master Portfolio in CoreAlpha Bond Master Portfolio represented 40.3% and 33.6%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Master Portfolio’s financial statements. Active Stock Master Portfolio’s and International Tilts Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Master Portfolios. The LifePath Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Retirement Master Portfolio	5.87%	9.33%	5.08%	0.17%
LifePath 2020 Master Portfolio	19.77%	21.96%	18.50%	0.39%
LifePath 2030 Master Portfolio	27.86%	11.64%	26.50%	0.23%
LifePath 2040 Master Portfolio	27.01%	2.01%	27.19%	0.06%
LifePath 2050 Master Portfolio	8.66%	0.17%	9.02%	—

The LifePath Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each LifePath Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Master Portfolio enters into certain investments (e.g. futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

BLACKROCK FUNDS III	DECEMBER 31, 2016	101

Notes to Financial Statements (continued)	Master Investment Portfolio

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

In-Kind Redemptions: The LifePath Master Portfolios transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption. For tax purposes, no gains or losses were recognized. For the year ended December 31, 2015, the LifePath Master Portfolios had in-kind redemptions of:

LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
$214,660,215	$370,308,876	$425,280,989	$364,218,851	$83,345,198

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of December 31, 2016, certain investments of the LifePath Master Portfolios were valued using NAV per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the LifePath Master Portfolio’s presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a LifePath Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Master Portfolio are charged to that LifePath Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the LifePath Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the LifePath Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be

102	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

reflected in the computation of the LifePath Master Portfolios’ net assets. Each business day, the LifePath Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

The market value of the LifePath Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the LifePath Master Portfolios might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain LifePath Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Master Portfolios is required to have a

BLACKROCK FUNDS III	DECEMBER 31, 2016	103

Notes to Financial Statements (continued)	Master Investment Portfolio

value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Master Portfolio and any additional required collateral is delivered to the LifePath Master Portfolio, or excess collateral returned by the LifePath Master Portfolio, on the next business day. During the term of the loan, the LifePath Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investments in the LifePath Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$223,865	$(223,865)	—

LifePath 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$940,683	$(940,683)	—

LifePath 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas Prime Brokerage, Inc.	$134,994	$(134,994)	—
UBS Securities LLC	440,080	(440,080)	—

Total	$575,074	$(575,074)	—

[1]

Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath 2020 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
$229,473	$963,721	$588,767

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The LifePath Master Portfolios could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

104	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

5. Derivative Financial Instruments:

The LifePath Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain LifePath Master Portfolios invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain LifePath Master Portfolios enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the LifePath Master Portfolios’ net assets decline by a stated percentage or the LifePath Master Portfolios fail to meet the terms of their ISDA Master Agreements. The result would cause the LifePath Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Master Portfolios on the next business day. Typically,

BLACKROCK FUNDS III	DECEMBER 31, 2016	105

Notes to Financial Statements (continued)	Master Investment Portfolio

the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Master Portfolio.

For such services, each LifePath Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Master Portfolio’s net assets.

With respect to the LifePath Master Portfolios, MIP entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each LifePath Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration service to the LifePath Master Portfolios, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2018. For the year ended December 31, 2016, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Amount waived	$589,551	$1,566,673	$1,522,995	$1,205,283	$360,151

With respect to each LifePath Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Master Portfolio’s investments in other affiliated investment companies, if any. For the year ended December 31, 2016, the amounts waived were as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Amount waived	$656	$2,463	$3,131	$3,229	$1,325

106	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Master Portfolios. BAL has contractually agreed to reimburse the LifePath Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses through April 30, 2027. If the LifePath Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath Master Portfolios at the rate at which it pays an investment advisory fee to BFA. For the year ended December 31, 2016, the LifePath Master Portfolios waived the following amounts:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Amount waived	$19,124	$25,803	$25,983	$26,584	$26,230

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Master Portfolios bear to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The LifePath Master Portfolios retain a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Master Portfolio is shown as securities lending — affiliated – net in the Statements of Operations. For the year ended December 31, 2016, the LifePath Master Portfolios paid BTC the following amounts in total for securities lending agent services and collateral investment fees.

LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
$1,985	$6,998	$8,352	$8,410	$2,976

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The LifePath Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
LifePath Retirement Master Portfolio	—	$7,870	$616
LifePath 2020 Master Portfolio	—	$79,577	$5,890
LifePath 2030 Master Portfolio	—	$204,625	$15,612
LifePath 2040 Master Portfolio	—	$248,349	$18,949
LifePath 2050 Master Portfolio	—	$79,577	$6,075

Each LifePath Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the Statements of Operations.

BLACKROCK FUNDS III	DECEMBER 31, 2016	107

Notes to Financial Statements (continued)	Master Investment Portfolio

7. Purchase and Sales:

For the year ended December 31, 2016, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Purchases	$72,974,412	$259,940,737	$307,748,118	$306,889,429	$82,943,845
Sales	$184,959,754	$419,189,168	$444,151,238	$403,832,704	$99,552,810

8. Income Tax Information:

Each LifePath Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the LifePath Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the LifePath Master Portfolios’ assets will be managed so an investor in the LifePath Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each LifePath Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Master Portfolios as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Master Portfolios’ financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Tax cost	$109,869,180	$410,928,827	$433,446,837	$335,050,594	$106,129,958

Gross unrealized appreciation	$46,385,330	$34,788,510	$40,355,472	$43,287,820	$11,313,526
Gross unrealized depreciation	(92,434)	(4,981,995)	(26,147,804)	(16,913,463)	(681,110)

Net unrealized appreciation	$46,292,896	$29,806,515	$14,207,668	$26,374,357	$10,632,416

9. Bank Borrowings:

MIP, on behalf of the LifePath Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the LifePath Master Portfolios did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the LifePath Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

108	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	Master Investment Portfolio

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The LifePath Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the LifePath Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Master Portfolios.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	109

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio and LifePath® Dynamic 2050 Master Portfolio (the “Master Portfolios”), each a series of Master Investment Portfolio, as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

110	BLACKROCK FUNDS III	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Positions(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None

BLACKROCK FUNDS III	DECEMBER 31, 2016	111

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Positions(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

112	BLACKROCK FUNDS III	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Positions(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock International Limited Edinburgh EH3 8BL, United Kingdom BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

Administrator BlackRock Advisors, LLC Wilmington, DE 19809

BLACKROCK FUNDS III	DECEMBER 31, 2016	113

Additional Information

General Information

Householding

The LifePath Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Funds/LifePath Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Funds’/LifePath Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Funds/LifePath Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1), by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Funds/LifePath Master Portfolios voted proxies relating to securities held in the LifePath Funds’/LifePath Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

114	BLACKROCK FUNDS III	DECEMBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	DECEMBER 31, 2016	115

This report are intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Fund unless preceded or accompanied by the LifePath Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifePath-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Funds III

➢	BlackRock LifePath® Index Retirement Fund
➢	BlackRock LifePath® Index 2020 Fund
➢	BlackRock LifePath® Index 2025 Fund
➢	BlackRock LifePath® Index 2030 Fund
➢	BlackRock LifePath® Index 2035 Fund
➢	BlackRock LifePath® Index 2040 Fund
➢	BlackRock LifePath® Index 2045 Fund
➢	BlackRock LifePath® Index 2050 Fund
➢	BlackRock LifePath® Index 2055 Fund
➢	BlackRock LifePath® Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS III	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016	BlackRock LifePath Index Funds

Portfolio Management Commentary

How did each Fund perform?

•

Each of the LifePath Index Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and LifePath Index Retirement Fund (together, the “LifePath Index Funds” or the “Funds”) invest in their respective LifePath Index Master Portfolio.

•

For the 12-month period ended December 31, 2016, each of the LifePath Index Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 and the LifePath Index Retirement Fund underperformed its respective custom benchmark. For LifePath Index 2060 Fund, since February 29, 2016, the Fund’s Institutional and Class K Shares outperformed the custom benchmark, while Investor A Shares underperformed. The returns for the LifePath Index Funds include fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

In the near-dated funds, the U.S. Total Bond Index Master Portfolio was the most significant detractor due to the sampling process and transaction costs for trading in the underlying bond positions. In the farther-dated funds, the international instrument iShares Core MSCI Total International Stock ETF detracted due to ETF discount pricing relative to the benchmark.

•	The positive impact of fair value pricing in the underlying international strategies, which are held in larger percentages in the farther-dated funds, contributed to relative performance.

Describe recent portfolio activity.

•

In early December, the Funds’ real estate exposure was transitioned from two iShares instruments (iShares Cohen & Steers REIT ETF and iShares International Developed Real Estate ETF) to the BlackRock Developed Real Estate Index Fund to minimize tracking error to the FTSE EPRA/NAREIT benchmark.

•

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate. In addition, the LifePath Index 2060 Fund commenced operations on February 29, 2016.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity and fixed income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve a LifePath Index Fund’s investment objective.

4	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes.

Total Return Based on a $10,000 Investment

`

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	37.1%	6.0%	N/A	17.5%	35.7%	3.7%
1/01/12 to 12/31/12	39.0	6.3	1.6%	16.6	32.9	3.6
1/01/13 to 12/31/13	40.9	6.6	3.1	16.0	29.7	3.7
1/01/14 to 12/31/14	42.1	6.8	3.0	16.0	28.4	3.7
1/01/15 to 12/31/15	40.4	6.7	3.3	16.9	29.3	3.4
1/01/16 to 12/31/16	51.2	8.8	0.6	13.3	22.3	3.8

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	1.45%	5.86%	5.56%	4.85%
Investor A	1.33	5.51	5.29	4.58
Class K	1.39	5.82	5.59	4.87
LifePath Index Retirement Fund Custom Benchmark	1.70	6.00	5.77	5.02
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	0.89	2.23
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	5

BlackRock LifePath Index 2020 Fund

Investment Objective

BlackRock LifePath® Index 2020 Fund’s (“LifePath Index 2020 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	37.1%	6.0%	N/A	17.5%	35.7%	3.7%
1/01/12 to 12/31/12	39.0	6.3	1.6%	16.6	32.9	3.6
1/01/13 to 12/31/13	40.9	6.6	3.1	16.0	29.7	3.7
1/01/14 to 12/31/14	42.1	6.8	3.0	16.0	28.4	3.7
1/01/15 to 12/31/15	40.4	6.7	3.3	16.9	29.3	3.4
1/01/16 to 12/31/16	42.2	7.0	3.0	16.5	27.9	3.4

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	2.00%	6.17%	6.82%	5.37%
Investor A	1.88	5.93	6.54	5.09
Class K	2.03	6.32	6.86	5.41
LifePath Index 2020 Fund Custom Benchmark	2.36	6.47	7.02	5.53
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	0.89	2.23
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	30.0%	4.7%	N/A	20.5%	41.2%	3.6%
1/01/12 to 12/31/12	31.9	8.0	2.4%	19.3	38.1	3.3
1/01/13 to 12/31/13	33.7	5.3	4.8	18.3	34.6	3.3
1/01/14 to 12/31/14	34.5	5.4	4.9	18.5	33.4	3.3
1/01/15 to 12/31/15	30.9	5.0	5.9	20.1	35.1	3.0
1/01/16 to 12/31/16	32.4	5.3	5.8	19.8	33.8	2.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	2.74%	6.82%	7.59%	5.76%
Investor A	2.62	6.57	7.34	5.51
Class K	2.76	6.87	7.63	5.80
LifePath Index 2025 Fund Custom Benchmark	3.08	7.01	7.77	5.93
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	0.89	2.23
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	7

BlackRock LifePath Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	23.8%	3.5%	N/A	23.1%	46.1%	3.5%
1/01/12 to 12/31/12	25.8	3.8	3.1%	21.6	42.6	3.1
1/01/13 to 12/31/13	27.6	4.0	6.2	20.3	38.9	3.0
1/01/14 to 12/31/14	27.7	4.1	6.6	20.9	37.8	2.9
1/01/15 to 12/31/15	21.8	3.4	8.3	23.1	40.8	2.6
1/01/16 to 12/31/16	23.4	3.6	8.3	22.9	39.3	2.5

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.33%	7.23%	8.25%	6.11%
Investor A	3.30	6.98	8.00	5.86
Class K	3.45	7.29	8.28	6.13
LifePath Index 2030 Fund Custom Benchmark	3.76	7.48	8.42	6.26
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	0.89	2.23
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	18.2%	2.4%	N/A	25.4%	50.5%	3.5%
1/01/12 to 12/31/12	20.3	2.6	3.7%	23.7	46.7	3.0
1/01/13 to 12/31/13	22.1	2.9	7.5	22.2	42.7	2.6
1/01/14 to 12/31/14	21.6	2.9	8.1	23.0	41.8	2.6
1/01/15 to 12/31/15	13.2	1.9	10.6	26.0	46.0	2.3
1/01/16 to 12/31/16	14.7	2.2	10.7	25.7	44.6	2.1

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	3.95%	7.69%	8.82%	6.39%
Investor A	3.83	7.36	8.53	6.10
Class K	3.98	7.74	8.85	6.41
LifePath Index 2035 Fund Custom Benchmark	4.40	7.92	9.00	6.54
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	0.89	2.23
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	9

BlackRock LifePath Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	13.1%	1.3%	N/A	27.6%	54.6%	3.4%
1/01/12 to 12/31/12	15.3	1.6	4.2%	25.6	50.5	2.8
1/01/13 to 12/31/13	17.1	1.7	8.7	23.9	46.2	2.4
1/01/14 to 12/31/14	16.3	1.6	9.5	24.9	45.3	2.4
1/01/15 to 12/31/15	5.6	0.7	12.9	28.6	50.1	2.1
1/01/16 to 12/31/16	6.9	0.9	12.9	28.5	48.9	1.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	4.50%	8.05%	9.38%	6.65%
Investor A	4.39	7.72	9.09	6.38
Class K	4.53	8.10	9.42	6.69
LifePath Index 2040 Fund Custom Benchmark	4.96	8.30	9.52	6.80
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	0.89	2.23
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	8.7%	N/A	N/A	29.6%	58.3%	3.4%
1/01/12 to 12/31/12	11.2	N/A	4.8%	27.4	54.0	2.6
1/01/13 to 12/31/13	13.2	N/A	9.8	25.4	49.5	2.1
1/01/14 to 12/31/14	12.6	N/A	10.7	26.4	48.1	2.2
1/01/15 to 12/31/15	1.8	0.2%	14.2	30.0	51.7	2.1
1/01/16 to 12/31/16	2.3	0.2	14.6	30.2	50.8	1.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	4.79%	8.23%	9.83%	6.83%
Investor A	4.67	8.00	9.57	6.57
Class K	4.81	8.28	9.89	6.88
LifePath Index 2045 Fund Custom Benchmark	5.28	8.52	10.01	7.02
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
Bloomberg Barclays U.S. TIPS Index (Series L)	(1.47)	4.68	0.89	2.23
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	11

BlackRock LifePath Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	3.3%	N/A	31.6%	61.7%	3.4%
1/01/12 to 12/31/12	5.8	5.3%	29.2	57.1	2.6
1/01/13 to 12/31/13	7.9	10.8	26.9	52.5	1.9
1/01/14 to 12/31/14	8.3	11.7	27.7	50.4	1.9
1/01/15 to 12/31/15	1.0	14.5	30.3	52.1	2.1
1/01/16 to 12/31/16	1.0	15.0	30.9	51.2	1.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	4.91%	8.36%	10.29%	7.04%
Investor A	4.72	8.04	10.00	6.76
Class K	4.94	8.41	10.33	7.08
LifePath Index 2050 Fund Custom Benchmark	5.38	8.58	10.44	7.21
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	BLACKROCK FUNDS III	DECEMBER 31, 2016

BlackRock LifePath Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
5/31/11 to 12/31/11	1.0%	N/A	33.2%	59.8%	6.0%
1/01/12 to 12/31/12	1.1	5.9%	31.4	57.4	4.2
1/01/13 to 12/31/13	2.7	12.2	28.4	54.8	1.9
1/01/14 to 12/31/14	4.2	12.8	29.0	52.1	1.9
1/01/15 to 12/31/15	1.0	14.5	30.3	52.1	2.1
1/01/16 to 12/31/16	1.0	15.0	30.9	51.2	1.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Year	Since Inception[3]
Institutional	4.82%	8.32%	10.67%	7.24%
Investor A	4.71	8.10	10.39	6.97
Class K	4.85	8.37	10.71	7.28
LifePath Index 2055 Fund Custom Benchmark	5.38	8.58	10.79	7.36
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	2.23	2.83
FTSE EPRA/NAREIT Developed Index	(4.41)	4.06	9.48	5.61
MSCI ACWI ex USA IMI Index	5.37	4.41	5.35	1.01
Russell 1000® Index	8.01	12.05	14.69	11.76
Russell 2000® Index	18.68	21.31	14.46	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	DECEMBER 31, 2016	13

BlackRock LifePath Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
2/29/16 to 12/31/16	1.0%	15.0%	30.9%	51.2%	1.9%

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2016

	Total Returns
	6-Month	Since Inception[3]
Institutional	4.93%	15.50%
Investor A	4.85	15.24
Class K	4.95	15.54
LifePath Index 2060 Fund Custom Benchmark	5.38	15.42
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	0.54
FTSE EPRA/NAREIT Developed Index	(4.41)	8.27
MSCI ACWI ex USA IMI Index	5.37	13.24
Russell 1000® Index	8.01	18.47
Russell 2000® Index	18.68	33.01

[3]	The LifePath Index Fund commenced operations on February 29, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	BLACKROCK FUNDS III	DECEMBER 31, 2016

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Index Fund distributions or the redemption of LifePath Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Index Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Fund’s changing asset allocations over time. As of December 31, 2016, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series L), FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. TIPS Index (Series L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS III	DECEMBER 31, 2016	15

Disclosure of Expenses (concluded)

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$1,000.00	$1,014.50	$0.66	$1,000.00	$1,024.48	$0.66	0.13%
Investor A	$1,000.00	$1,013.30	$1.92	$1,000.00	$1,023.23	$1.93	0.38%
Class K	$1,000.00	$1,013.90	$0.40	$1,000.00	$1,024.73	$0.41	0.08%
LifePath Index 2020 Fund
Institutional	$1,000.00	$1,020.00	$0.66	$1,000.00	$1,024.48	$0.66	0.13%
Investor A	$1,000.00	$1,018.80	$1.93	$1,000.00	$1,023.23	$1.93	0.38%
Class K	$1,000.00	$1,020.30	$0.41	$1,000.00	$1,024.73	$0.41	0.08%
LifePath Index 2025 Fund
Institutional	$1,000.00	$1,027.40	$0.66	$1,000.00	$1,024.48	$0.66	0.13%
Investor A	$1,000.00	$1,026.20	$1.94	$1,000.00	$1,023.23	$1.93	0.38%
Class K	$1,000.00	$1,027.60	$0.41	$1,000.00	$1,024.73	$0.41	0.08%
LifePath Index 2030 Fund
Institutional	$1,000.00	$1,033.30	$0.66	$1,000.00	$1,024.48	$0.66	0.13%
Investor A	$1,000.00	$1,033.00	$1.94	$1,000.00	$1,023.23	$1.93	0.38%
Class K	$1,000.00	$1,034.50	$0.41	$1,000.00	$1,024.73	$0.41	0.08%
LifePath Index 2035 Fund
Institutional	$1,000.00	$1,039.50	$0.62	$1,000.00	$1,024.53	$0.61	0.12%
Investor A	$1,000.00	$1,038.30	$1.90	$1,000.00	$1,023.28	$1.88	0.37%
Class K	$1,000.00	$1,039.80	$0.36	$1,000.00	$1,024.78	$0.36	0.07%
LifePath Index 2040 Fund
Institutional	$1,000.00	$1,045.00	$0.62	$1,000.00	$1,024.53	$0.61	0.12%
Investor A	$1,000.00	$1,043.90	$1.90	$1,000.00	$1,023.28	$1.88	0.37%
Class K	$1,000.00	$1,045.30	$0.36	$1,000.00	$1,024.78	$0.36	0.07%
LifePath Index 2045 Fund
Institutional	$1,000.00	$1,047.90	$0.57	$1,000.00	$1,024.58	$0.56	0.11%
Investor A	$1,000.00	$1,046.70	$1.85	$1,000.00	$1,023.33	$1.83	0.36%
Class K	$1,000.00	$1,048.10	$0.31	$1,000.00	$1,024.83	$0.31	0.06%
LifePath Index 2050 Fund
Institutional	$1,000.00	$1,049.10	$0.57	$1,000.00	$1,024.58	$0.56	0.11%
Investor A	$1,000.00	$1,047.20	$1.85	$1,000.00	$1,023.33	$1.83	0.36%
Class K	$1,000.00	$1,049.40	$0.31	$1,000.00	$1,024.83	$0.31	0.06%
LifePath Index 2055 Fund
Institutional	$1,000.00	$1,048.20	$0.51	$1,000.00	$1,024.63	$0.51	0.10%
Investor A	$1,000.00	$1,047.10	$1.75	$1,000.00	$1,023.43	$1.73	0.34%
Class K	$1,000.00	$1,048.50	$0.21	$1,000.00	$1,024.94	$0.20	0.04%
LifePath Index 2060 Fund
Institutional	$1,000.00	$1,049.30	$0.57	$1,000.00	$1,024.58	$0.56	0.11%
Investor A	$1,000.00	$1,048.50	$1.75	$1,000.00	$1,023.43	$1.73	0.34%
Class K	$1,000.00	$1,049.50	$0.21	$1,000.00	$1,024.94	$0.20	0.04%

[1]

For each class of the LifePath Index Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because each LifePath Index Fund invests all its assets in a LifePath Index Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

16	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities

December 31, 2016	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

Assets
Investments at value — from the applicable LifePath Index Master Portfolio[1]	$810,493,654	$1,677,374,094	$1,435,843,752	$1,911,124,311	$1,169,904,170
Receivables:
Capital shares sold	3,418,830	11,065,112	6,361,615	9,423,768	5,236,408
From the Administrator	39,144	56,749	58,435	73,356	52,186
Prepaid expenses	19,053	19,045	17,054	18,884	19,375

Total assets	813,970,681	1,688,515,000	1,442,280,856	1,920,640,319	1,175,212,139

Liabilities
Payables:
Capital gains distributions	89,910	52,876	5,564	55,715	2,460
Capital shares redeemed	1,324,435	3,777,676	347,307	2,464,300	336,396
Contributions to the LifePath Index Master Portfolio	2,094,395	7,287,436	6,014,308	6,959,468	4,900,012
Income dividends	97,774	75,167	16,034	125,480	9,742
Other accrued expenses	3,560	12,139	4,783	18,989	1,339
Printing fees	6,194	5,427	5,921	6,038	6,057
Professional fees	20,389	18,867	20,357	19,574	21,349
Registration fees	28,867	54,322	58,785	74,141	48,970
Service fees	15,093	33,783	27,704	44,119	26,021
Transfer agent fees	33,787	40,288	36,264	38,143	32,949

Total liabilities	3,714,404	11,357,981	6,537,027	9,805,967	5,385,295

Net Assets	$810,256,277	$1,677,157,019	$1,435,743,829	$1,910,834,352	$1,169,826,844

Net Assets Consist of
Paid-in capital	$781,259,152	$1,602,633,541	$1,380,954,387	$1,815,727,792	$1,114,907,600
Distributions in excess of net investment income	(1,298,286)	(2,546,060)	(1,503,161)	(2,076,131)	(912,878)
Accumulated net realized gain allocated from the applicable LifePath Index Master Portfolio	16,194,989	41,039,575	18,471,073	40,459,468	15,693,820
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	14,100,422	36,029,963	37,821,530	56,723,223	40,138,302

Net Assets	$810,256,277	$1,677,157,019	$1,435,743,829	$1,910,834,352	$1,169,826,844

Net Asset Value
Institutional:
Net assets	$71,606,294	$87,573,043	$76,592,744	$99,722,199	$61,938,968

Shares outstanding[2]	6,320,253	7,542,726	6,437,918	8,317,343	5,081,638

Net asset value	$11.33	$11.61	$11.90	$11.99	$12.19

Investor A:
Net assets	$72,285,569	$161,273,060	$133,513,960	$209,757,386	$124,020,977

Shares outstanding[2]	6,385,552	13,912,370	11,233,618	17,501,154	10,196,663

Net asset value	$11.32	$11.59	$11.89	$11.99	$12.16

Class K:
Net assets	$666,364,414	$1,428,310,916	$1,225,637,125	$1,601,354,767	$983,866,899

Shares outstanding[2]	58,847,295	123,038,722	102,982,443	133,690,180	80,785,193

Net asset value	$11.32	$11.61	$11.90	$11.98	$12.18

[1] Investments at cost — from the applicable LifePath Index Master Portfolio	$796,393,232	$1,641,344,131	$1,398,022,222	$1,854,401,088	$1,129,765,868
2 No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	17

Statements of Assets and Liabilities

December 31, 2016	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

Assets
Investments at value — from the applicable LifePath Index Master Portfolio[1]	$1,354,879,964	$691,626,409	$649,847,712	$251,013,241	$10,742,990
Receivables:
Capital shares sold	6,773,196	3,427,838	6,423,276	3,700,749	35,380
From the Administrator	58,485	12,373	38,284	2,458	33,033
Deferred offering costs	—	—	—	—	26,434
Prepaid expenses	19,432	15,747	17,913	14,942	36,409

Total assets	1,361,731,077	695,082,367	656,327,185	254,731,390	10,874,246

Liabilities
Payables:
Capital gains distributions	25,954	1,832	2,528	239	429
Capital shares redeemed	3,494,115	208,508	4,114,135	1,965,000	7,922
Contributions to the LifePath Index Master Portfolio	3,279,081	3,219,330	2,309,141	1,735,749	27,458
Income dividends	85,343	10,677	15,329	1,533	7,032
Offering costs	—	—	—	—	74,085
Other accrued expenses	9,488	588	2,321	579	725
Printing fees	5,961	6,277	6,264	6,454	—
Professional fees	20,335	21,707	21,590	22,996	17,671
Registration fees	52,650	30,671	27,169	12,253	852
Service fees	28,296	12,789	12,497	5,576	72
Transfer agent fees	31,610	—	27,980	—	—

Total liabilities	7,032,833	3,512,379	6,538,954	3,750,379	136,246

Net Assets	$1,354,698,244	$691,569,988	$649,788,231	$250,981,011	$10,738,000

Net Assets Consist of
Paid-in capital	$1,281,718,074	$658,658,936	$618,793,011	$240,472,704	$10,520,253
Distributions in excess of net investment income	(1,095,324)	(422,519)	(401,913)	(116,888)	(2,036)
Accumulated net realized gain (loss) allocated from the applicable LifePath Index Master Portfolio	26,187,060	7,748,517	7,718,169	480,088	(92,594)
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	47,888,434	25,585,054	23,678,964	10,145,107	312,377

Net Assets	$1,354,698,244	$691,569,988	$649,788,231	$250,981,011	$10,738,000

Net Asset Value
Institutional:
Net assets	$68,323,816	$45,760,273	$40,195,872	$26,560,793	$118,145

Shares outstanding[2]	5,560,558	3,665,733	3,178,303	2,062,171	10,398

Net asset value	$12.29	$12.48	$12.65	$12.88	$11.36

Investor A:
Net assets	$134,897,183	$61,641,510	$60,051,047	$27,025,774	$386,363

Shares outstanding[2]	10,996,712	4,946,564	4,757,154	2,101,988	34,032

Net asset value	$12.27	$12.46	$12.62	$12.86	$11.35

Class K:
Net assets	$1,151,477,245	$584,168,205	$549,541,312	$197,394,444	$10,233,492

Shares outstanding[2]	93,728,530	46,765,002	43,453,305	15,325,324	900,540

Net asset value	$12.29	$12.49	$12.65	$12.88	$11.36

[1] Investments at cost — from the applicable LifePath Index Master Portfolio	$1,306,991,530	$666,041,355	$626,168,748	$240,868,134	$10,430,613
2 No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Operations

Year Ended December 31, 2016	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

Investment Income
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$6,552,822	$17,332,162	$16,660,222	$25,791,077	$17,313,511
Interest — affiliated	6,578,727	11,670,873	7,226,688	7,107,371	2,750,375
Securities lending — affiliated — net	12,001	20,569	45,509	43,100	29,437
Expenses	(602,605)	(1,259,532)	(980,893)	(1,309,048)	(769,395)
Fees waived	109,601	190,037	149,364	172,155	192,642

Total investment income	12,650,546	27,954,109	23,100,890	31,804,655	19,516,570

Fund Expenses
Administration	184,777	395,659	315,733	422,273	250,564
Service and distribution — class specific	160,625	323,590	289,098	388,911	269,553
Transfer agent — class specific	112,907	159,744	142,672	173,820	135,020
Registration	79,628	115,038	108,799	135,768	97,553
Professional	32,271	35,277	33,670	35,764	32,722
Printing	18,724	23,779	21,436	23,977	20,062
Miscellaneous	8,537	9,575	8,678	9,668	8,250
Recoupment of past waived fees — class specific	3,615	11,930	5,246	19,606	1,564

Total expenses	601,084	1,074,592	925,332	1,209,787	815,288

Less:
Fees waived by the Administrator	(184,777)	(395,659)	(315,733)	(422,273)	(250,564)
Fees reimbursed by Administrator	(138,032)	(182,541)	(172,187)	(204,049)	(158,419)
Transfer agent fees waived and/or reimbursed — class specific	(47,851)	(63,068)	(51,358)	(69,145)	(52,210)

Total expenses after fees waived and/or reimbursed	230,424	433,324	386,054	514,320	354,095

Net investment income	12,420,122	27,520,785	22,714,836	31,290,335	19,162,475

Realized and Unrealized Gain (Loss) Allocated from the applicable LifePath Index Master Portfolio
Net realized gain (loss) from investments	495,436	987,000	(2,868,393)	(4,141,751)	(4,188,070)
Net change in unrealized appreciation (depreciation) on investments	19,161,625	47,041,353	48,798,801	70,914,184	50,669,306

Net realized and unrealized gain	19,657,061	48,028,353	45,930,408	66,772,433	46,481,236

Net Increase in Net Assets Resulting from Operations	$32,077,183	$75,549,138	$68,645,244	$98,062,768	$65,643,711

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	19

Statements of Operations

Year Ended December 31, 2016	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund[1]

Investment Income
Net investment income allocated from the LifePath Index Master Portfolio:
Dividends — affiliated	$22,176,166	$11,425,264	$11,094,425	$4,104,347	$83,792
Interest — affiliated	1,674,671	370,966	246,657	85,323	1,485
Securities lending — affiliated — net	31,475	20,158	20,654	11,920	—
Expenses	(892,280)	(443,694)	(427,694)	(176,721)	(46,842)
Fees waived	208,129	168,737	161,885	103,664	45,597

Total investment income	23,198,161	11,541,431	11,095,927	4,128,533	84,032

Fund Expenses
Administration	291,491	141,728	136,258	49,550	916
Service and distribution — class specific	238,796	127,586	102,241	49,172	281
Transfer agent — class specific	136,548	101,365	103,354	82,812	1,173
Registration	112,637	76,590	82,278	55,163	4,492
Professional	33,633	31,034	30,678	29,561	21,970
Printing	21,192	17,942	18,015	16,126	4,457
Offering cost	—	—	—	—	134,866
Independent Trustees	—	—	—	31	—
Organization	—	—	—	—	10,912
Miscellaneous	8,425	7,774	7,774	7,744	5,141
Recoupment of past waived fees — class specific	9,782	49	1,705	—	—

Total expenses excluding interest expense and fees	852,504	504,068	482,303	290,159	184,208

Less:
Fees waived by the Administrator	(291,491)	(141,728)	(136,258)	(49,550)	(916)
Fees reimbursed by Administrator	(175,719)	(133,284)	(138,688)	(108,570)	(181,838)
Transfer agent fees waived and/or reimbursed — class specific	(64,584)	(52,344)	(64,516)	(61,099)	(1,105)

Total expenses after fees waived and/or reimbursed	320,710	176,712	142,841	70,940	349

Net investment income	22,877,451	11,364,719	10,953,086	4,057,593	83,683

Realized and Unrealized Gain (Loss) Allocated from the LifePath Index Master Portfolio
Net realized loss from investments	(5,823,261)	(3,669,490)	(4,050,177)	(1,441,659)	(88,577)
Net change in unrealized appreciation (depreciation) on investments	61,242,373	33,053,757	31,821,083	12,158,107	312,377

Net realized and unrealized gain	55,419,112	29,384,267	27,770,906	10,716,448	223,800

Net Increase in Net Assets Resulting from Operations	$78,296,563	$40,748,986	$38,723,992	$14,774,041	$307,483

[1] Commenced operations on February 29, 2016.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock LifePath Index Retirement Fund		BlackRock LifePath Index 2020 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$12,420,122	$8,641,794	$27,520,785	$19,700,454
Net realized gain (loss)	495,436	25,091,156	987,000	57,467,254
Net change in unrealized appreciation (depreciation)	19,161,625	(35,849,607)	47,041,353	(83,870,133)

Net increase (decrease) in net assets resulting from operations	32,077,183	(2,116,657)	75,549,138	(6,702,425)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,415,283)	(1,277,848)	(1,809,289)	(1,703,517)
Investor A	(1,099,578)	(1,083,250)	(2,307,356)	(2,187,020)
Class K	(10,239,683)	(6,712,304)	(24,224,618)	(16,717,448)
From net realized gain:
Institutional	(396,435)	(671,047)	(356,080)	(797,026)
Investor A	(387,014)	(661,044)	(647,953)	(1,155,335)
Class K	(3,507,754)	(3,568,084)	(5,692,807)	(7,783,760)

Decrease in net assets resulting from distributions to shareholders	(17,045,747)	(13,973,577)	(35,038,103)	(30,344,106)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	295,487,788	84,341,187	561,515,855	231,104,256

Net Assets
Total increase in net assets	310,519,224	68,250,953	602,026,890	194,057,725
Beginning of year	499,737,053	431,486,100	1,075,130,129	881,072,404

End of year	$810,256,277	$499,737,053	$1,677,157,019	$1,075,130,129

Distributions in excess of net investment income, end of year	$(1,298,286)	$(963,864)	$(2,546,060)	$(1,725,582)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	21

Statements of Changes in Net Assets

	BlackRock LifePath Index 2025 Fund		BlackRock LifePath Index 2030 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$22,714,836	$13,183,833	$31,290,335	$20,906,687
Net realized gain (loss)	(2,868,393)	29,568,229	(4,141,751)	61,509,874
Net change in unrealized appreciation (depreciation)	48,798,801	(48,301,927)	70,914,184	(90,984,619)

Net increase (decrease) in net assets resulting from operations	68,645,244	(5,549,865)	98,062,768	(8,568,058)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,594,498)	(1,377,536)	(2,064,771)	(1,813,762)
Investor A	(2,129,053)	(1,805,811)	(2,923,963)	(2,626,280)
Class K	(19,570,027)	(10,608,523)	(27,026,495)	(17,338,274)
From net realized gain:
Institutional	(162,965)	(407,135)	(287,713)	(716,183)
Investor A	(284,149)	(592,391)	(599,477)	(1,160,733)
Class K	(2,593,407)	(3,270,147)	(4,573,876)	(7,146,165)
From return of capital:
Institutional	(3,595)	(9,315)	(2,894)	—
Investor A	(5,289)	(13,769)	(4,640)	—
Class K	(39,319)	(65,804)	(34,619)	—

Decrease in net assets resulting from distributions to shareholders	(26,382,302)	(18,150,431)	(37,518,448)	(30,801,397)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	616,967,146	282,075,364	773,637,326	297,955,479

Net Assets
Total increase in net assets	659,230,088	258,375,068	834,181,646	258,586,024
Beginning of year	776,513,741	518,138,673	1,076,652,706	818,066,682

End of year	$1,435,743,829	$776,513,741	$1,910,834,352	$1,076,652,706

Distributions in excess of net investment income, end of year	$(1,503,161)	$(924,419)	$(2,076,131)	$(1,415,570)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock LifePath Index 2035 Fund		BlackRock LifePath Index 2040 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$19,162,475	$11,244,213	$22,877,451	$15,551,462
Net realized gain (loss)	(4,188,070)	27,014,851	(5,823,261)	43,354,569
Net change in unrealized appreciation (depreciation)	50,669,306	(43,393,602)	61,242,373	(66,075,844)

Net increase (decrease) in net assets resulting from operations	65,643,711	(5,134,538)	78,296,563	(7,169,813)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,339,405)	(1,117,568)	(1,570,527)	(1,422,218)
Investor A	(2,108,791)	(1,835,251)	(1,909,212)	(1,669,244)
Class K	(16,052,312)	(8,692,886)	(19,751,840)	(12,960,520)
From net realized gain:
Institutional	(103,800)	(373,420)	(146,130)	(569,482)
Investor A	(208,486)	(639,622)	(283,781)	(758,603)
Class K	(1,645,488)	(2,991,293)	(2,410,320)	(5,436,087)
From return of capital:
Institutional	—	—	(3,352)	—
Investor A	—	—	(4,527)	—
Class K	—	—	(38,380)	—

Decrease in net assets resulting from distributions to shareholders	(21,458,282)	(15,650,040)	(26,118,069)	(22,816,154)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	516,086,230	220,348,776	551,225,731	234,932,488

Net Assets
Total increase in net assets	560,271,659	199,564,198	603,404,225	204,946,521
Beginning of year	609,555,185	409,990,987	751,294,019	546,347,498

End of year	$1,169,826,844	$609,555,185	$1,354,698,244	$751,294,019

Distributions in excess of net investment income, end of year	$(912,878)	$(574,845)	$(1,095,324)	$(741,196)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	23

Statements of Changes in Net Assets

	BlackRock LifePath Index 2045 Fund		BlackRock LifePath Index 2050 Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$11,364,719	$6,791,462	$10,953,086	$7,132,242
Net realized gain (loss)	(3,669,490)	15,256,959	(4,050,177)	15,525,064
Net change in unrealized appreciation (depreciation)	33,053,757	(25,245,810)	31,821,083	(26,110,210)

Net increase (decrease) in net assets resulting from operations	40,748,986	(3,197,389)	38,723,992	(3,452,904)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,050,895)	(959,840)	(942,459)	(848,474)
Investor A	(1,054,376)	(878,566)	(847,800)	(637,156)
Class K	(9,413,775)	(5,161,906)	(9,304,550)	(5,861,725)
From net realized gain:
Institutional	(56,706)	(322,391)	(54,860)	(273,605)
Investor A	(76,305)	(327,816)	(73,983)	(236,197)
Class K	(718,183)	(1,825,857)	(674,937)	(1,956,362)
From return of capital:
Institutional	(5,451)	—	(2,961)	—
Investor A	(5,844)	—	(2,901)	—
Class K	(42,909)	—	(26,536)	—

Decrease in net assets resulting from distributions to shareholders	(12,424,444)	(9,476,376)	(11,930,987)	(9,813,519)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	322,019,423	127,142,109	285,927,767	117,465,063

Net Assets
Total increase in net assets	350,343,965	114,468,344	312,720,772	104,198,640
Beginning of year	341,226,023	226,757,679	337,067,459	232,868,819

End of year	$691,569,988	$341,226,023	$649,788,231	$337,067,459

Distributions in excess of net investment income, end of year	$(422,519)	$(268,192)	$(401,913)	$(260,190)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock LifePath Index 2055 Fund		BlackRock LifePath Index 2060 Fund
	Year Ended December 31,		Period February 29, 2016[1] to December 31, 2016
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$4,057,593	$2,091,558	$83,683
Net realized gain (loss)	(1,441,659)	3,730,516	(88,577)
Net change in unrealized appreciation (depreciation)	12,158,107	(6,917,381)	312,377

Net increase (decrease) in net assets resulting from operations	14,774,041	(1,095,307)	307,483

Distributions to Shareholders[2]
From net investment income:
Institutional	(564,500)	(383,507)	(1,266)
Investor A	(427,098)	(263,372)	(2,905)
Class K	(3,116,295)	(1,505,805)	(81,548)
From net realized gain:
Institutional	(38,068)	(99,073)	(44)
Investor A	(35,292)	(76,262)	(145)
Class K	(248,468)	(391,251)	(3,828)
From return of capital:
Institutional	(2,930)	—	(9)
Investor A	(2,374)	—	(19)
Class K	(14,712)	—	(511)

Decrease in net assets resulting from distributions to shareholders	(4,449,737)	(2,719,270)	(90,275)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	133,646,388	48,966,574	10,520,792

Net Assets
Total increase in net assets	143,970,692	45,151,997	10,738,000
Beginning of year	107,010,319	61,858,322	—

End of year	$250,981,011	$107,010,319	$10,738,000

Distributions in excess of net investment income, end of year	$(116,888)	$(66,588)	$(2,036)

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	25

Financial Highlights	BlackRock LifePath Index Retirement Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.97	$11.33	$11.05	$10.49	$9.77

Net investment income[1]	0.23	0.21	0.21	0.18	0.21
Net realized and unrealized gain (loss)	0.41	(0.25)	0.42	0.62	0.68

Net increase (decrease) from investment operations	0.64	(0.04)	0.63	0.80	0.89

Distributions:[2]
From net investment income	(0.22)	(0.21)	(0.21)	(0.19)	(0.15)
From net realized gain	(0.06)	(0.11)	(0.14)	(0.05)	(0.02)

Total distributions	(0.28)	(0.32)	(0.35)	(0.24)	(0.17)

Net asset value, end of year	$11.33	$10.97	$11.33	$11.05	$10.49

Total Return[3]
Based on net asset value	5.86%	(0.36)%	5.73%	7.68%	9.16%

Ratios to Average Net Assets[4]
Total expenses[5,6]	0.19%	0.21%	0.23%	0.26%	0.38%

Total expenses after fees waived and/or reimbursed[5,6]	0.13%	0.14%	0.16%	0.18%	0.16%

Net investment income[5,6]	2.02%	1.79%	1.82%	1.70%	2.00%

Supplemental Data
Net assets, end of year (000)	$71,606	$68,492	$68,385	$39,793	$20,223

Portfolio turnover rate of the LifePath Index Master Portfolio	13% [7]	25% [7]	15% [7]	18% [7]	1% [8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.03%, 0.02%, and 0.06% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.02%	0.02%

[7]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[8]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Index Retirement Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.97	$11.33	$11.05	$10.49	$9.77

Net investment income[1]	0.20	0.17	0.17	0.16	0.18
Net realized and unrealized gain (loss)	0.40	(0.24)	0.43	0.62	0.69

Net increase (decrease) from investment operations	0.60	(0.07)	0.60	0.78	0.87

Distributions:[2]
From net investment income	(0.19)	(0.18)	(0.18)	(0.17)	(0.13)
From net realized gain	(0.06)	(0.11)	(0.14)	(0.05)	(0.02)

Total distributions	(0.25)	(0.29)	(0.32)	(0.22)	(0.15)

Net asset value, end of year	$11.32	$10.97	$11.33	$11.05	$10.49

Total Return[3]
Based on net asset value	5.51%	(0.61)%	5.50%	7.44%	8.88%

Ratios to Average Net Assets[4]
Total expenses[5,6]	0.44%	0.46%	0.48%	0.51%	0.81%

Total expenses after fees waived and/or reimbursed[5,6]	0.38%	0.39%	0.41%	0.43%	0.41%

Net investment income[5,6]	1.75%	1.54%	1.55%	1.45%	1.71%

Supplemental Data
Net assets, end of year (000)	$72,286	$61,886	$55,156	$28,215	$7,967

Portfolio turnover rate of the LifePath Index Master Portfolio	13% [7]	25% [7]	15% [7]	18% [7]	1% [8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.03%, 0.02%, and 0.13% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.02%	0.02%

[7]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[8]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	27

Financial Highlights (concluded)	BlackRock LifePath Index Retirement Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.97	$11.33	$11.05	$10.49	$9.77

Net investment income[1]	0.23	0.20	0.21	0.19	0.21
Net realized and unrealized gain (loss)	0.40	(0.23)	0.42	0.61	0.69

Net increase (decrease) from investment operations	0.63	(0.03)	0.63	0.80	0.90

Distributions:[2]
From net investment income	(0.22)	(0.22)	(0.21)	(0.19)	(0.16)
From net realized gain	(0.06)	(0.11)	(0.14)	(0.05)	(0.02)

Total distributions	(0.28)	(0.33)	(0.35)	(0.24)	(0.18)

Net asset value, end of year	$11.32	$10.97	$11.33	$11.05	$10.49

Total Return[3]
Based on net asset value	5.82%	(0.31)%	5.78%	7.72%	9.17%

Ratios to Average Net Assets[4]
Total expenses[5,6]	0.14%	0.15%	0.19%	0.22%	0.28%

Total expenses after fees waived and/or reimbursed[5,6]	0.08%	0.09%	0.11%	0.14%	0.15%

Net investment income[5,6]	2.05%	1.84%	1.87%	1.74%	2.02%

Supplemental Data
Net assets, end of year (000)	$666,364	$369,359	$307,946	$253,463	$173,667

Portfolio turnover rate of the LifePath Index Master Portfolio	13% [7]	25% [7]	15% [7]	18% [7]	1% [8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.03%, 0.02%, and 0.04% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.02%	0.02%

[7]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[8]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Index 2020 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.20	$11.57	$11.25	$10.36	$9.48

Net investment income[1]	0.24	0.22	0.22	0.22	0.22
Net realized and unrealized gain (loss)	0.45	(0.27)	0.46	0.94	0.85

Net increase (decrease) from investment operations	0.69	(0.05)	0.68	1.16	1.07

Distributions:[2]
From net investment income	(0.23)	(0.22)	(0.22)	(0.21)	(0.16)
From net realized gain	(0.05)	(0.10)	(0.14)	(0.06)	(0.03)

Total distributions	(0.28)	(0.32)	(0.36)	(0.27)	(0.19)

Net asset value, end of year	$11.61	$11.20	$11.57	$11.25	$10.36

Total Return[3]
Based on net asset value	6.17%	(0.38)%	6.10%	11.32%	11.35%

Ratios to Average Net Assets[4]
Total expenses[5,6]	0.18%	0.20%	0.22%	0.26%	0.36%

Total expenses after fees waived and/or reimbursed[5,6]	0.13%	0.14%	0.16%	0.18%	0.17%

Net investment income[5,6]	2.08%	1.89%	1.93%	1.98%	2.14%

Supplemental Data
Net assets, end of year (000)	$87,573	$89,773	$81,485	$42,447	$19,786

Portfolio turnover rate of the LifePath Index Master Portfolio	14% [7]	14% [7]	12% [7]	12% [7]	1% [8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.01%, and 0.06% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.04%	0.04%	0.04%	0.03%	0.03%

[7]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[8]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	29

Financial Highlights (continued)	BlackRock LifePath Index 2020 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.18	$11.55	$11.23	$10.35	$9.48

Net investment income[1]	0.20	0.19	0.19	0.19	0.19
Net realized and unrealized gain (loss)	0.46	(0.26)	0.46	0.94	0.85

Net increase (decrease) from investment operations	0.66	(0.07)	0.65	1.13	1.04

Distributions:[2]
From net investment income	(0.20)	(0.20)	(0.19)	(0.19)	(0.14)
From net realized gain	(0.05)	(0.10)	(0.14)	(0.06)	(0.03)

Total distributions	(0.25)	(0.30)	(0.33)	(0.25)	(0.17)

Net asset value, end of year	$11.59	$11.18	$11.55	$11.23	$10.35

Total Return[3]
Based on net asset value	5.93%	(0.63)%	5.87%	10.99%	10.98%

Ratios to Average Net Assets[4]
Total expenses[5,6]	0.43%	0.45%	0.47%	0.51%	0.68%

Total expenses after fees waived and/or reimbursed[5,6]	0.38%	0.39%	0.41%	0.44%	0.42%

Net investment income[5,6]	1.79%	1.64%	1.68%	1.75%	1.85%

Supplemental Data
Net assets, end of year (000)	$161,273	$109,566	$99,790	$61,996	$17,944

Portfolio turnover rate of the LifePath Index Master Portfolio	14% [7]	14% [7]	12% [7]	12% [7]	1% [8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.01%, and 0.06% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.04%	0.04%	0.04%	0.03%	0.03%

[7]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[8]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2020 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.19	$11.57	$11.25	$10.36	$9.48

Net investment income[1]	0.24	0.23	0.23	0.22	0.22
Net realized and unrealized gain (loss)	0.47	(0.28)	0.46	0.94	0.85

Net increase (decrease) from investment operations	0.71	(0.05)	0.69	1.16	1.07

Distributions:[2]
From net investment income	(0.24)	(0.23)	(0.23)	(0.21)	(0.16)
From net realized gain	(0.05)	(0.10)	(0.14)	(0.06)	(0.03)

Total distributions	(0.29)	(0.33)	(0.37)	(0.27)	(0.19)

Net asset value, end of year	$11.61	$11.19	$11.57	$11.25	$10.36

Total Return[3]
Based on net asset value	6.32%	(0.42)%	6.15%	11.36%	11.36%

Ratios to Average Net Assets[4]
Total expenses[5,6]	0.13%	0.14%	0.17%	0.21%	0.28%

Total expenses after fees waived and/or reimbursed[5,6]	0.08%	0.09%	0.11%	0.14%	0.16%

Net investment income[5,6]	2.12%	1.95%	1.98%	2.00%	2.20%

Supplemental Data
Net assets, end of year (000)	$1,428,311	$875,791	$699,797	$511,443	$249,157

Portfolio turnover rate of the LifePath Index Master Portfolio	14% [7]	14% [7]	12% [7]	12% [7]	1% [8]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[5]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.01%, and 0.04% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[6]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.04%	0.04%	0.04%	0.03%	0.03%

[7]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[8]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	31

Financial Highlights	BlackRock LifePath Index 2025 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.39	$11.74	$11.37	$10.30	$9.35

Net investment income[1]	0.25	0.24	0.24	0.25	0.23
Net realized and unrealized gain (loss)	0.53	(0.29)	0.47	1.12	0.92

Net increase (decrease) from investment operations	0.78	(0.05)	0.71	1.37	1.15

Distributions:[2]
From net investment income	(0.24)	(0.23)	(0.22)	(0.22)	(0.16)
From net realized gain	(0.03)	(0.07)	(0.12)	(0.08)	(0.04)
From return of capital	(0.00)[3]	(0.00)[3]	—	—	—

Total distributions	(0.27)	(0.30)	(0.34)	(0.30)	(0.20)

Net asset value, end of year	$11.90	$11.39	$11.74	$11.37	$10.30

Total Return[4]
Based on net asset value	6.82%	(0.42)%	6.33%	13.46%	12.34%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.18%	0.20%	0.23%	0.27%	0.51%

Total expenses after fees waived and/or reimbursed[6,7]	0.13%	0.14%	0.16%	0.17%	0.18%

Net investment income[6,7]	2.16%	2.00%	2.03%	2.25%	2.26%

Supplemental Data
Net assets, end of year (000)	$76,593	$73,993	$53,760	$21,097	$4,844

Portfolio turnover rate of the LifePath Index Master Portfolio	16% [8]	12% [8]	15% [8]	13% [8]	0% [9,10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, and 0.12% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.05%	0.05%	0.04%	0.03%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

[10]	Rounds to less than 1%.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2025 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.38	$11.73	$11.36	$10.30	$9.35

Net investment income[1]	0.22	0.20	0.21	0.23	0.22
Net realized and unrealized gain (loss)	0.53	(0.28)	0.48	1.11	0.91

Net increase (decrease) from investment operations	0.75	(0.08)	0.69	1.34	1.13

Distributions:[2]
From net investment income	(0.21)	(0.20)	(0.20)	(0.20)	(0.14)
From net realized gain	(0.03)	(0.07)	(0.12)	(0.08)	(0.04)
From return of capital	(0.00)[3]	(0.00)[3]	—	—	—

Total distributions	(0.24)	(0.27)	(0.32)	(0.28)	(0.18)

Net asset value, end of year	$11.89	$11.38	$11.73	$11.36	$10.30

Total Return[4]
Based on net asset value	6.57%	(0.67)%	6.10%	13.13%	12.12%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.43%	0.45%	0.48%	0.52%	0.85%

Total expenses after fees waived and/or reimbursed[6,7]	0.38%	0.39%	0.41%	0.43%	0.44%

Net investment income[6,7]	1.90%	1.75%	1.77%	2.04%	2.21%

Supplemental Data
Net assets, end of year (000)	$133,514	$104,993	$89,983	$49,232	$3,918

Portfolio turnover rate of the LifePath Index Master Portfolio	16% [8]	12% [8]	15% [8]	13% [8]	0% [9,10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, and 0.13% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.05%	0.05%	0.04%	0.03%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

[10]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	33

Financial Highlights (concluded)	BlackRock LifePath Index 2025 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.39	$11.75	$11.37	$10.30	$9.35

Net investment income[1]	0.26	0.24	0.24	0.24	0.23
Net realized and unrealized gain (loss)	0.52	(0.29)	0.49	1.14	0.92

Net increase (decrease) from investment operations	0.78	(0.05)	0.73	1.38	1.15

Distributions:[2]
From net investment income	(0.24)	(0.24)	(0.23)	(0.23)	(0.16)
From net realized gain	(0.03)	(0.07)	(0.12)	(0.08)	(0.04)
From return of capital	(0.00)[3]	(0.00)[3]	—	—	—

Total distributions	(0.27)	(0.31)	(0.35)	(0.31)	(0.20)

Net asset value, end of year	$11.90	$11.39	$11.75	$11.37	$10.30

Total Return[4]
Based on net asset value	6.87%	(0.45)%	6.47%	13.48%	12.34%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.13%	0.14%	0.18%	0.23%	0.37%

Total expenses after fees waived and/or reimbursed[6,7]	0.08%	0.09%	0.11%	0.14%	0.16%

Net investment income[6,7]	2.19%	2.06%	2.08%	2.16%	2.26%

Supplemental Data
Net assets, end of year (000)	$1,225,637	$597,527	$374,396	$208,280	$113,655

Portfolio turnover rate of the LifePath Index Master Portfolio	16% [8]	12% [8]	15% [8]	13% [8]	0% [9,10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, and 0.07% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.05%	0.05%	0.04%	0.03%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

[10]	Rounds to less than 1%.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Index 2030 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.45	$11.86	$11.49	$10.26	$9.24

Net investment income[1]	0.26	0.25	0.25	0.25	0.23
Net realized and unrealized gain (loss)	0.56	(0.31)	0.51	1.31	1.00

Net increase (decrease) from investment operations	0.82	(0.06)	0.76	1.56	1.23

Distributions:[2]
From net investment income	(0.25)	(0.25)	(0.24)	(0.24)	(0.17)
From net realized gain	(0.03)	(0.10)	(0.15)	(0.09)	(0.04)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.28)	(0.35)	(0.39)	(0.33)	(0.21)

Net asset value, end of year	$11.99	$11.45	$11.86	$11.49	$10.26

Total Return[4]
Based on net asset value	7.23%	(0.55)%	6.58%	15.34%	13.38%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.19%	0.20%	0.22%	0.27%	0.41%

Total expenses after fees waived and/or reimbursed[6,7]	0.13%	0.14%	0.16%	0.19%	0.18%

Net investment income[6,7]	2.22%	2.08%	2.10%	2.30%	2.27%

Supplemental Data
Net assets, end of year (000)	$99,722	$88,246	$73,640	$32,538	$16,158

Portfolio turnover rate of the LifePath Index Master Portfolio	19% [8]	12% [8]	20% [8]	12% [8]	2% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.01%, and 0.07% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.07%	0.06%	0.05%	0.04%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	35

Financial Highlights (continued)	BlackRock LifePath Index 2030 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.45	$11.85	$11.49	$10.26	$9.24

Net investment income[1]	0.22	0.22	0.22	0.23	0.20
Net realized and unrealized gain (loss)	0.57	(0.30)	0.50	1.30	1.01

Net increase (decrease) from investment operations	0.79	(0.08)	0.72	1.53	1.21

Distributions:[2]
From net investment income	(0.22)	(0.22)	(0.21)	(0.21)	(0.15)
From net realized gain	(0.03)	(0.10)	(0.15)	(0.09)	(0.04)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.25)	(0.32)	(0.36)	(0.30)	(0.19)

Net asset value, end of year	$11.99	$11.45	$11.85	$11.49	$10.26

Total Return[4]
Based on net asset value	6.98%	(0.80)%	6.26%	15.09%	13.11%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.43%	0.45%	0.47%	0.52%	0.72%

Total expenses after fees waived and/or reimbursed[6,7]	0.38%	0.39%	0.41%	0.45%	0.44%

Net investment income[6,7]	1.90%	1.84%	1.84%	2.10%	1.99%

Supplemental Data
Net assets, end of year (000)	$209,757	$117,745	$111,333	$62,487	$13,908

Portfolio turnover rate of the LifePath Index Master Portfolio	19% [8]	12% [8]	20% [8]	12% [8]	2% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.01%, and 0.07% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.07%	0.06%	0.05%	0.04%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2030 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.44	$11.85	$11.48	$10.25	$9.24

Net investment income[1]	0.27	0.26	0.25	0.26	0.24
Net realized and unrealized gain (loss)	0.55	(0.32)	0.51	1.30	0.98

Net increase (decrease) from investment operations	0.82	(0.06)	0.76	1.56	1.22

Distributions:[2]
From net investment income	(0.25)	(0.25)	(0.24)	(0.24)	(0.17)
From net realized gain	(0.03)	(0.10)	(0.15)	(0.09)	(0.04)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.28)	(0.35)	(0.39)	(0.33)	(0.21)

Net asset value, end of year	$11.98	$11.44	$11.85	$11.48	$10.25

Total Return[4]
Based on net asset value	7.29%	(0.50)%	6.64%	15.40%	13.28%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.13%	0.14%	0.17%	0.22%	0.31%

Total expenses after fees waived and/or reimbursed[6,7]	0.08%	0.09%	0.11%	0.15%	0.17%

Net investment income[6,7]	2.27%	2.15%	2.14%	2.32%	2.37%

Supplemental Data
Net assets, end of year (000)	$1,601,355	$870,661	$633,093	$433,320	$175,849

Portfolio turnover rate of the LifePath Index Master Portfolio	19% [8]	12% [8]	20% [8]	12% [8]	2% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.01%, and 0.09% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.07%	0.06%	0.05%	0.04%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	37

Financial Highlights	BlackRock LifePath Index 2035 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.58	$11.98	$11.57	$10.21	$9.14

Net investment income[1]	0.27	0.26	0.26	0.29	0.25
Net realized and unrealized gain (loss)	0.61	(0.32)	0.51	1.43	1.04

Net increase (decrease) from investment operations	0.88	(0.06)	0.77	1.72	1.29

Distributions:[2]
From net investment income	(0.25)	(0.26)	(0.24)	(0.25)	(0.17)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.11)	(0.05)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.27)	(0.34)	(0.36)	(0.36)	(0.22)

Net asset value, end of year	$12.19	$11.58	$11.98	$11.57	$10.21

Total Return[4]
Based on net asset value	7.69%	(0.53)%	6.68%	16.98%	14.16%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.18%	0.20%	0.24%	0.28%	0.86%

Total expenses after fees waived and/or reimbursed[6,7]	0.12%	0.13%	0.15%	0.18%	0.20%

Net investment income[6,7]	2.30%	2.19%	2.18%	2.59%	2.52%

Supplemental Data
Net assets, end of year (000)	$61,939	$57,253	$37,073	$10,605	$1,835

Portfolio turnover rate of the LifePath Index Master Portfolio	22% [8]	10% [8]	25% [8]	12% [8]	1% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.03%, and 0.21% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2035 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.56	$11.96	$11.56	$10.20	$9.14

Net investment income[1]	0.24	0.23	0.23	0.25	0.26
Net realized and unrealized gain (loss)	0.60	(0.32)	0.51	1.45	1.00

Net increase (decrease) from investment operations	0.84	(0.09)	0.74	1.70	1.26

Distributions:[2]
From net investment income	(0.22)	(0.23)	(0.22)	(0.23)	(0.15)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.11)	(0.05)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.24)	(0.31)	(0.34)	(0.34)	(0.20)

Net asset value, end of year	$12.16	$11.56	$11.96	$11.56	$10.20

Total Return[4]
Based on net asset value	7.36%	(0.78)%	6.37%	16.74%	13.83%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.42%	0.45%	0.48%	0.54%	0.89%

Total expenses after fees waived and/or reimbursed[6,7]	0.37%	0.38%	0.41%	0.44%	0.45%

Net investment income[6,7]	2.05%	1.95%	1.91%	2.29%	2.59%

Supplemental Data
Net assets, end of year (000)	$124,021	$94,830	$83,587	$38,107	$3,798

Portfolio turnover rate of the LifePath Index Master Portfolio	22% [8]	10% [8]	25% [8]	12% [8]	1% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.03%, and 0.09% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	39

Financial Highlights (concluded)	BlackRock LifePath Index 2035 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.57	$11.98	$11.56	$10.20	$9.14

Net investment income[1]	0.28	0.27	0.26	0.27	0.24
Net realized and unrealized gain (loss)	0.61	(0.33)	0.53	1.45	1.04

Net increase (decrease) from investment operations	0.89	(0.06)	0.79	1.72	1.28

Distributions:[2]
From net investment income	(0.26)	(0.27)	(0.25)	(0.25)	(0.17)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.11)	(0.05)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.28)	(0.35)	(0.37)	(0.36)	(0.22)

Net asset value, end of year	$12.18	$11.57	$11.98	$11.56	$10.20

Total Return[4]
Based on net asset value	7.74%	(0.56)%	6.82%	17.02%	14.07%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.12%	0.14%	0.19%	0.25%	0.48%

Total expenses after fees waived and/or reimbursed[6,7]	0.07%	0.08%	0.11%	0.15%	0.17%

Net investment income[6,7]	2.33%	2.26%	2.22%	2.44%	2.43%

Supplemental Data
Net assets, end of year (000)	$983,867	$457,472	$289,331	$158,455	$76,095

Portfolio turnover rate of the LifePath Index Master Portfolio	22% [8]	10% [8]	25% [8]	12% [8]	1% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.03%, and 0.10% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.08%	0.07%	0.06%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Index 2040 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.65	$12.11	$11.69	$10.18	$9.04

Net investment income[1]	0.28	0.28	0.27	0.28	0.23
Net realized and unrealized gain (loss)	0.65	(0.36)	0.54	1.60	1.12

Net increase (decrease) from investment operations	0.93	(0.08)	0.81	1.88	1.35

Distributions:[2]
From net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.18)
From net realized gain	(0.03)	(0.11)	(0.13)	(0.11)	(0.03)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.29)	(0.38)	(0.39)	(0.37)	(0.21)

Net asset value, end of year	$12.29	$11.65	$12.11	$11.69	$10.18

Total Return[4]
Based on net asset value	8.05%	(0.69)%	6.94%	18.61%	15.01%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.18%	0.20%	0.23%	0.29%	0.53%

Total expenses after fees waived and/or reimbursed[6,7]	0.12%	0.13%	0.16%	0.20%	0.19%

Net investment income[6,7]	2.36%	2.26%	2.23%	2.55%	2.36%

Supplemental Data
Net assets, end of year (000)	$68,324	$66,512	$50,054	$19,346	$9,554

Portfolio turnover rate of the LifePath Index Master Portfolio	26% [8]	11% [8]	29% [8]	12% [8]	3% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, and 0.11% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.09%	0.07%	0.06%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	41

Financial Highlights (continued)	BlackRock LifePath Index 2040 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.64	$12.09	$11.68	$10.17	$9.04

Net investment income[1]	0.24	0.25	0.24	0.27	0.21
Net realized and unrealized gain (loss)	0.66	(0.35)	0.53	1.58	1.11

Net increase (decrease) from investment operations	0.90	(0.10)	0.77	1.85	1.32

Distributions:[2]
From net investment income	(0.24)	(0.24)	(0.23)	(0.23)	(0.16)
From net realized gain	(0.03)	(0.11)	(0.13)	(0.11)	(0.03)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.27)	(0.35)	(0.36)	(0.34)	(0.19)

Net asset value, end of year	$12.27	$11.64	$12.09	$11.68	$10.17

Total Return[4]
Based on net asset value	7.72%	(0.94)%	6.62%	18.38%	14.63%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.43%	0.45%	0.48%	0.53%	0.85%

Total expenses after fees waived and/or reimbursed[6,7]	0.37%	0.38%	0.41%	0.45%	0.45%

Net investment income[6,7]	2.02%	2.02%	1.98%	2.39%	2.13%

Supplemental Data
Net assets, end of year (000)	$134,897	$69,660	$58,952	$31,753	$7,563

Portfolio turnover rate of the LifePath Index Master Portfolio	26% [8]	11% [8]	29% [8]	12% [8]	3% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, and 0.14% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.09%	0.07%	0.06%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2040 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.65	$12.10	$11.69	$10.18	$9.04

Net investment income[1]	0.28	0.28	0.27	0.29	0.25
Net realized and unrealized gain (loss)	0.66	(0.34)	0.53	1.59	1.10

Net increase (decrease) from investment operations	0.94	(0.06)	0.80	1.88	1.35

Distributions:[2]
From net investment income	(0.27)	(0.28)	(0.26)	(0.26)	(0.18)
From net realized gain	(0.03)	(0.11)	(0.13)	(0.11)	(0.03)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.30)	(0.39)	(0.39)	(0.37)	(0.21)

Net asset value, end of year	$12.29	$11.65	$12.10	$11.69	$10.18

Total Return[4]
Based on net asset value	8.10%	(0.56)%	6.90%	18.66%	15.03%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.12%	0.14%	0.18%	0.24%	0.39%

Total expenses after fees waived and/or reimbursed[6,7]	0.07%	0.08%	0.11%	0.15%	0.18%

Net investment income[6,7]	2.39%	2.33%	2.27%	2.58%	2.52%

Supplemental Data
Net assets, end of year (000)	$1,151,477	$615,122	$437,342	$275,471	$90,476

Portfolio turnover rate of the LifePath Index Master Portfolio	26% [8]	11% [8]	29% [8]	12% [8]	3% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, and 0.14% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.09%	0.07%	0.06%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	43

Financial Highlights	BlackRock LifePath Index 2045 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.80	$12.25	$11.78	$10.13	$8.94

Net investment income[1]	0.29	0.29	0.29	0.34	0.26
Net realized and unrealized gain (loss)	0.68	(0.37)	0.54	1.69	1.13

Net increase (decrease) from investment operations	0.97	(0.08)	0.83	2.03	1.39

Distributions:[2]
From net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.18)
From net realized gain	(0.02)	(0.09)	(0.10)	(0.11)	(0.02)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.29)	(0.37)	(0.36)	(0.38)	(0.20)

Net asset value, end of year	$12.48	$11.80	$12.25	$11.78	$10.13

Total Return[4]
Based on net asset value	8.23%	(0.70)%	7.07%	20.18%	15.58%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.18%	0.21%	0.26%	0.35%	1.35%

Total expenses after fees waived and/or reimbursed[6,7]	0.11%	0.12%	0.15%	0.20%	0.22%

Net investment income[6,7]	2.39%	2.32%	2.35%	3.01%	2.64%

Supplemental Data
Net assets, end of year (000)	$45,760	$45,228	$27,964	$4,117	$532

Portfolio turnover rate of the LifePath Index Master Portfolio	26% [8]	10% [8]	30% [8]	12% [8]	2% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.05%, and 0.36% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.08%	0.07%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2045 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.78	$12.23	$11.77	$10.12	$8.94

Net investment income[1]	0.26	0.26	0.25	0.29	0.27
Net realized and unrealized gain (loss)	0.68	(0.37)	0.54	1.72	1.09

Net increase (decrease) from investment operations	0.94	(0.11)	0.79	2.01	1.36

Distributions:[2]
From net investment income	(0.24)	(0.25)	(0.23)	(0.25)	(0.16)
From net realized gain	(0.02)	(0.09)	(0.10)	(0.11)	(0.02)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.26)	(0.34)	(0.33)	(0.36)	(0.18)

Net asset value, end of year	$12.46	$11.78	$12.23	$11.77	$10.12

Total Return[4]
Based on net asset value	8.00%	(0.94)%	6.74%	19.96%	15.27%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.42%	0.46%	0.51%	0.58%	1.39%

Total expenses after fees waived and/or reimbursed[6,7]	0.36%	0.37%	0.40%	0.44%	0.46%

Net investment income[6,7]	2.15%	2.09%	2.04%	2.61%	2.75%

Supplemental Data
Net assets, end of year (000)	$61,642	$43,155	$33,859	$16,428	$887

Portfolio turnover rate of the LifePath Index Master Portfolio	26% [8]	10% [8]	30% [8]	12% [8]	2% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, and 0.25% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.08%	0.07%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	45

Financial Highlights (concluded)	BlackRock LifePath Index 2045 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.81	$12.26	$11.79	$10.13	$8.94

Net investment income[1]	0.29	0.29	0.28	0.30	0.26
Net realized and unrealized gain (loss)	0.68	(0.37)	0.55	1.74	1.13

Net increase (decrease) from investment operations	0.97	(0.08)	0.83	2.04	1.39

Distributions:[2]
From net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.18)
From net realized gain	(0.02)	(0.09)	(0.10)	(0.11)	(0.02)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.29)	(0.37)	(0.36)	(0.38)	(0.20)

Net asset value, end of year	$12.49	$11.81	$12.26	$11.79	$10.13

Total Return[4]
Based on net asset value	8.28%	(0.64)%	7.10%	20.32%	15.61%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.13%	0.15%	0.22%	0.31%	0.89%

Total expenses after fees waived and/or reimbursed[6,7]	0.06%	0.07%	0.10%	0.15%	0.18%

Net investment income[6,7]	2.44%	2.39%	2.33%	2.73%	2.60%

Supplemental Data
Net assets, end of year (000)	$584,168	$252,843	$164,934	$84,015	$31,724

Portfolio turnover rate of the LifePath Index Master Portfolio	26% [8]	10% [8]	30% [8]	12% [8]	2% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, and 0.24% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.08%	0.07%	0.05%	0.04%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Index 2050 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.95	$12.41	$11.91	$10.11	$8.86

Net investment income[1]	0.29	0.29	0.29	0.34	0.24
Net realized and unrealized gain (loss)	0.70	(0.38)	0.57	1.82	1.21

Net increase (decrease) from investment operations	0.99	(0.09)	0.86	2.16	1.45

Distributions:[2]
From net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.19)
From net realized gain	(0.02)	(0.09)	(0.10)	(0.09)	(0.01)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.29)	(0.37)	(0.36)	(0.36)	(0.20)

Net asset value, end of year	$12.65	$11.95	$12.41	$11.91	$10.11

Total Return[4]
Based on net asset value	8.36%	(0.72)%	7.23%	21.56%	16.35%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.19%	0.22%	0.27%	0.34%	1.55%

Total expenses after fees waived and/or reimbursed[6,7]	0.11%	0.12%	0.15%	0.20%	0.21%

Net investment income[6,7]	2.40%	2.32%	2.33%	3.03%	2.44%

Supplemental Data
Net assets, end of year (000)	$40,196	$38,476	$24,618	$7,679	$1,573

Portfolio turnover rate of the LifePath Index Master Portfolio	28% [8]	14% [8]	22% [8]	12% [8]	3% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, and 0.47% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.08%	0.06%	0.05%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	47

Financial Highlights (continued)	BlackRock LifePath Index 2050 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.93	$12.39	$11.89	$10.10	$8.86

Net investment income[1]	0.25	0.26	0.26	0.32	0.28
Net realized and unrealized gain (loss)	0.71	(0.38)	0.57	1.81	1.14

Net increase (decrease) from investment operations	0.96	(0.12)	0.83	2.13	1.42

Distributions:[2]
From net investment income	(0.25)	(0.25)	(0.23)	(0.25)	(0.17)
From net realized gain	(0.02)	(0.09)	(0.10)	(0.09)	(0.01)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.27)	(0.34)	(0.33)	(0.34)	(0.18)

Net asset value, end of year	$12.62	$11.93	$12.39	$11.89	$10.10

Total Return[4]
Based on net asset value	8.04%	(0.96)%	7.01%	21.25%	16.00%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.43%	0.46%	0.52%	0.59%	1.33%

Total expenses after fees waived and/or reimbursed[6,7]	0.36%	0.37%	0.40%	0.45%	0.47%

Net investment income[6,7]	2.07%	2.09%	2.08%	2.85%	2.86%

Supplemental Data
Net assets, end of year (000)	$60,051	$27,413	$22,053	$12,103	$1,090

Portfolio turnover rate of the LifePath Index Master Portfolio	28% [8]	14% [8]	22% [8]	12% [8]	3% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, and 0.22% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.08%	0.06%	0.05%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2050 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.95	$12.41	$11.91	$10.11	$8.86

Net investment income[1]	0.30	0.30	0.29	0.32	0.26
Net realized and unrealized gain (loss)	0.70	(0.38)	0.58	1.85	1.19

Net increase (decrease) from investment operations	1.00	(0.08)	0.87	2.17	1.45

Distributions:[2]
From net investment income	(0.28)	(0.29)	(0.27)	(0.28)	(0.19)
From net realized gain	(0.02)	(0.09)	(0.10)	(0.09)	(0.01)
From return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.30)	(0.38)	(0.37)	(0.37)	(0.20)

Net asset value, end of year	$12.65	$11.95	$12.41	$11.91	$10.11

Total Return[4]
Based on net asset value	8.41%	(0.67)%	7.28%	21.61%	16.37%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.13%	0.16%	0.23%	0.33%	0.99%

Total expenses after fees waived and/or reimbursed[6,7]	0.06%	0.07%	0.10%	0.15%	0.19%

Net investment income[6,7]	2.45%	2.39%	2.37%	2.88%	2.67%

Supplemental Data
Net assets, end of year (000)	$549,541	$271,178	$186,198	$83,933	$23,342

Portfolio turnover rate of the LifePath Index Master Portfolio	28% [8]	14% [8]	22% [8]	12% [8]	3% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.04%, 0.03%, 0.03%, 0.06%, and 0.27% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.09%	0.08%	0.06%	0.05%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	49

Financial Highlights	BlackRock LifePath Index 2055 Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.17	$12.60	$12.05	$10.05	$8.80

Net investment income[1]	0.30	0.30	0.31	0.37	0.24
Net realized and unrealized gain (loss)	0.71	(0.38)	0.58	1.91	1.23

Net increase (decrease) from investment operations	1.01	(0.08)	0.89	2.28	1.47

Distributions:[2]
From net investment income	(0.28)	(0.28)	(0.27)	(0.28)	(0.22)
From net realized gain	(0.02)	(0.07)	(0.07)	—	—
From return of capital	(0.00)[3]	—	—	—	(0.00)[3]

Total distributions	(0.30)	(0.35)	(0.34)	(0.28)	(0.22)

Net asset value, end of year	$12.88	$12.17	$12.60	$12.05	$10.05

Total Return[4]
Based on net asset value	8.32%	(0.64)%	7.46%	22.91%	16.78%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.23%	0.30%	0.43%	0.75%	4.43%

Total expenses after fees waived and/or reimbursed[6,7]	0.10%	0.11%	0.13%	0.20%	0.24%

Net investment income[6,7]	2.45%	2.39%	2.50%	3.25%	2.46%

Supplemental Data
Net assets, end of year (000)	$26,561	$19,214	$7,874	$896	$25

Portfolio turnover rate of the LifePath Index Master Portfolio	33% [8]	17% [8]	22% [8]	15% [8]	8% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.06%, 0.05%, 0.10%, 0.26%, and 1.36% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.09%	0.09%	0.06%	0.05%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock LifePath Index 2055 Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.15	$12.58	$12.04	$10.05	$8.80

Net investment income[1]	0.27	0.27	0.27	0.33	0.25
Net realized and unrealized gain (loss)	0.71	(0.38)	0.58	1.92	1.20

Net increase (decrease) from investment operations	0.98	(0.11)	0.85	2.25	1.45

Distributions:[2]
From net investment income	(0.25)	(0.25)	(0.24)	(0.26)	(0.20)
From net realized gain	(0.02)	(0.07)	(0.07)	—	—
From return of capital	(0.00)[3]	—	—	—	(0.00)[3]

Total distributions	(0.27)	(0.32)	(0.31)	(0.26)	(0.20)

Net asset value, end of year	$12.86	$12.15	$12.58	$12.04	$10.05

Total Return[4]
Based on net asset value	8.10%	(0.88)%	7.13%	22.55%	16.55%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.46%	0.53%	0.69%	0.91%	3.98%

Total expenses after fees waived and/or reimbursed[6,7]	0.34%	0.36%	0.40%	0.44%	0.49%

Net investment income[6,7]	2.19%	2.13%	2.14%	2.87%	2.60%

Supplemental Data
Net assets, end of year (000)	$27,026	$13,140	$8,945	$4,696	$129

Portfolio turnover rate of the LifePath Index Master Portfolio	33% [8]	17% [8]	22% [8]	15% [8]	8% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.06%, 0.05%, 0.10%, 0.27%, and 1.05% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.09%	0.09%	0.06%	0.05%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	51

Financial Highlights (concluded)	BlackRock LifePath Index 2055 Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.17	$12.60	$12.05	$10.05	$8.80

Net investment income[1]	0.31	0.31	0.30	0.34	0.26
Net realized and unrealized gain (loss)	0.70	(0.38)	0.60	1.95	1.21

Net increase (decrease) from investment operations	1.01	(0.07)	0.90	2.29	1.47

Distributions:[2]
From net investment income	(0.28)	(0.29)	(0.28)	(0.29)	(0.22)
From net realized gain	(0.02)	(0.07)	(0.07)	—	—
From return of capital	(0.00)[3]	—	—	—	(0.00)[3]

Total distributions	(0.30)	(0.36)	(0.35)	(0.29)	(0.22)

Net asset value, end of year	$12.88	$12.17	$12.60	$12.05	$10.05

Total Return[4]
Based on net asset value	8.37%	(0.60)%	7.50%	22.95%	16.83%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.18%	0.24%	0.42%	0.70%	3.71%

Total expenses after fees waived and/or reimbursed[6,7]	0.04%	0.06%	0.10%	0.15%	0.19%

Net investment income[6,7]	2.50%	2.43%	2.44%	3.05%	2.71%

Supplemental Data
Net assets, end of year (000)	$197,394	$74,656	$45,039	$18,345	$4,706

Portfolio turnover rate of the LifePath Index Master Portfolio	33% [8]	17% [8]	22% [8]	15% [8]	8% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.06%, 0.05%, 0.10%, 0.28%, and 0.18% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.09%	0.09%	0.06%	0.05%

[8]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[9]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	BlackRock LifePath Index 2060 Fund

Institutional
Period February 29, 2016[1] to December 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.33
Net realized and unrealized gain	1.21

Net increase from investment operations	1.54

Distributions:[3]
From net investment income	(0.18)
From net realized gain	(0.00)[4]
From return of capital	(0.00)[4]

Total Distributions	(0.18)

Net asset value, end of period	$11.36

Total Return[5]
Based on net asset value	15.50% [6]

Ratios to Average Net Assets[7]
Total expenses[8,9],10	9.54% [11]

Total expenses after fees waived/or reimbursed[8,9],10	0.11%

Net investment income[8,9],10	3.56%

Supplemental Data
Net assets, end of period (000)	$118

Portfolio turnover rate of the LifePath Index Master Portfolio	71% [12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 2.41% for the period ended December 31, 2016.

[9]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period February 29, 2016[1] to December 31, 2016

Investments in underlying funds	0.12%

[10]	Annualized.

[11]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 11.15%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	53

Financial Highlights (continued)	BlackRock LifePath Index 2060 Fund

Investor A
Period February 29, 2016[1] to December 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.26
Net realized and unrealized gain	1.26

Net increase from investment operations	1.52

Distributions:[3]
From net investment income	(0.17)
From net realized gain	(0.00)[4]
From return of capital	(0.00)[4]

Total Distributions	(0.17)

Net asset value, end of period	$11.35

Total Return[5]
Based on net asset value	15.24% [6]

Ratios to Average Net Assets[7]
Total expenses[8,9],10	6.36% [11]

Total expenses after fees waived/or reimbursed[8,9],10	0.34%

Net investment income[8,9],10	2.85%

Supplemental Data
Net assets, end of period (000)	$386

Portfolio turnover rate of the LifePath Index Master Portfolio	71% [12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 1.68% for period ended December 31, 2016.

[9]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period February 29, 2016[1] to December 31, 2016

Investments in underlying funds	0.12%

[10]	Annualized.

[11]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.39%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock LifePath Index 2060 Fund

Class K
Period February 29, 2016[1] to December 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.25
Net realized and unrealized gain	1.30

Net increase from investment operations	1.55

Distributions:[3]
From net investment income	(0.19)
From net realized gain	(0.00)[4]
From return of capital	(0.00)[4]

Total Distributions	(0.19)

Net asset value, end of period	$11.36

Total Return[5]
Based on net asset value	15.54% [6]

Ratios to Average Net Assets[7]
Total expenses[8,9],10	5.07% [11]

Total expenses after fees waived/or reimbursed[8,9],10	0.04%

Net investment income[8,9],10	2.72%

Supplemental Data
Net assets, end of period (000)	$10,233

Portfolio turnover rate of the LifePath Index Master Portfolio	71% [12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 1.47% for period ended December 31, 2016.

[9]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period February 29, 2016[1] to December 31, 2016

Investments in underlying funds	0.12%

[10]	Annualized.

[11]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 5.94%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	55

Notes to Financial Statements

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Index Funds” or individually, as a “LifePath Index Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2020 Fund	LifePath Index 2020 Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified

Each LifePath Index Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Index Master Portfolio has the same investment objective and strategies as its corresponding LifePath Index Fund. The value of each LifePath Index Fund’s investment in its corresponding LifePath Index Master Portfolio reflects the LifePath Index Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the LifePath Index Funds is directly affected by the performance of the LifePath Index Master Portfolios. At December 31, 2016, the percentage of the LifePath Index Master Portfolio owned by the corresponding LifePath Index Fund was 100%, except that 99.9% of LifePath® Index 2060 Master Portfolio was owned by LifePath Index 2060 Fund. As such, the financial statements of the LifePath Index Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Funds’ financial statements.

Each LifePath Index Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions and, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K	No	No	None

The LifePath Index Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted for on a trade date basis. Each LifePath Index Fund records its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Index Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Index Fund’s current and accumulated earnings and profits, as

56	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)

measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the LifePath Index 2060 Fund were expensed by the LifePath Index 2060 Fund and reimbursed by the Manager. The Manager reimbursed the LifePath Index 2060 Fund $10,912, which is shown as expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a LifePath Index Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Fund or its classes are charged to that LifePath Index Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Index Funds and other shared expenses prorated to the LifePath Index Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Index Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Index Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The LifePath Index Funds’ policy is to value its financial instruments at fair value. Each LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value based on the LifePath Index Funds’ proportionate interest in the net assets of the LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolio is discussed in Note 3 of the LifePath Index Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Index Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Index Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Index Funds. BAL is entitled to receive for these administration services an annual fee of 0.03% based on the average daily net assets of each LifePath Index Fund.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Index Funds and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the LifePath Index Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Index Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of each LifePath Index Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Index Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended December 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Index Fund:

Service and Distribution Fees
Investor A
LifePath Index Retirement Fund	$160,625
LifePath Index 2020 Fund	$323,590
LifePath Index 2025 Fund	$289,098

BLACKROCK FUNDS III	DECEMBER 31, 2016	57

Notes to Financial Statements (continued)

Service and Distribution Fees
Investor A
LifePath Index 2030 Fund	$388,911
LifePath Index 2035 Fund	$269,553
LifePath Index 2040 Fund	$238,796
LifePath Index 2045 Fund	$127,586
LifePath Index 2050 Fund	$102,241
LifePath Index 2055 Fund	$49,172
LifePath Index 2060 Fund*	$281

*	Commenced operations on February 29, 2016.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the LifePath Index Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the year ended December 31, 2016, each LifePath Index Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$315	$498	$1,381	$2,194
LifePath Index 2020 Fund	$355	$882	$2,730	$3,967
LifePath Index 2025 Fund	$338	$805	$2,455	$3,598
LifePath Index 2030 Fund	$360	$884	$2,838	$4,082
LifePath Index 2035 Fund	$310	$739	$2,155	$3,204
LifePath Index 2040 Fund	$357	$727	$2,233	$3,317
LifePath Index 2045 Fund	$285	$743	$1,711	$2,739
LifePath Index 2050 Fund	$312	$689	$1,457	$2,458
LifePath Index 2055 Fund	$24	$686	$1,320	$2,030
LifePath Index 2060 Fund*	$9	$17	$12	$38

*	Commenced operations on February 29, 2016.

For the year ended December 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each LifePath Index Fund:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$40,852	$36,437	$35,618	$112,907
LifePath Index 2020 Fund	$50,909	$61,790	$47,045	$159,744
LifePath Index 2025 Fund	$45,138	$59,492	$38,042	$142,672
LifePath Index 2030 Fund	$55,901	$67,211	$50,708	$173,820
LifePath Index 2035 Fund	$38,392	$56,766	$39,862	$135,020
LifePath Index 2040 Fund	$44,094	$43,668	$48,786	$136,548
LifePath Index 2045 Fund	$30,962	$29,274	$41,129	$101,365
LifePath Index 2050 Fund	$29,105	$23,423	$50,825	$103,353
LifePath Index 2055 Fund	$21,410	$14,438	$46,964	$82,812
LifePath Index 2060 Fund*	$65	$125	$983	$1,173

*	Commenced operations on February 29, 2016.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the LifePath Index Funds, BFA and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each LifePath Index Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class
Institutional	1.10%
Investor A	1.35%
Class K	1.05%

This agreement will automatically renew on May 1 of each year for an additional year until May 1, 2026, unless terminated earlier by the Board, including a majority of the trustees who are not “Interested Persons” of the LifePath Index Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of the majority of the outstanding voting securities of the applicable LifePath Index Fund.

In addition, BFA and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each LifePath Index Fund’s business. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested

58	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)

trustees of the Trust or by a vote of majority of the outstanding voting securities of the applicable LifePath Index Fund. The expense limitations as a percentage of average daily net assets until May 1, 2017 are as follows:

	Institutional	Investor A	Class K
LifePath Index Retirement Fund	0.10%	0.35%	0.05%
LifePath Index 2020 Fund	0.10%	0.35%	0.05%
LifePath Index 2025 Fund	0.10%	0.35%	0.05%
LifePath Index 2030 Fund	0.10%	0.35%	0.05%
LifePath Index 2035 Fund	0.09%	0.34%	0.04%
LifePath Index 2040 Fund	0.09%	0.34%	0.04%
LifePath Index 2045 Fund	0.08%	0.33%	0.03%
LifePath Index 2050 Fund	0.08%	0.33%	0.03%
LifePath Index 2055 Fund	0.07%	0.32%	0.02%
LifePath Index 2060 Fund	0.07%	0.32%	0.02%

These amounts waived and/or reimbursed are included in fees waived by the Administrator and fees reimbursed by the Administrator, and shown as transfer agent fees waived /or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2016, the amounts included in fees waived by the Administrator were as follows:

		Institutional	Investor A	Class K	Total
Amount waived	LifePath Index Retirement Fund	$4,994	$6,655	$34,235	$45,884
Amount waived	LifePath Index 2020 Fund	$6,485	$8,793	$44,314	$59,592
Amount waived	LifePath Index 2025 Fund	$6,412	$6,189	$35,584	$48,185
Amount waived	LifePath Index 2030 Fund	$9,074	$8,558	$47,868	$65,500
Amount waived	LifePath Index 2035 Fund	$7,271	$4,503	$37,706	$49,480
Amount waived	LifePath Index 2040 Fund	$8,718	$6,294	$46,551	$61,563
Amount waived	LifePath Index 2045 Fund	$6,893	$3,400	$39,416	$49,709
Amount waived	LifePath Index 2050 Fund	$8,009	$4,923	$49,366	$62,298
Amount waived	LifePath Index 2055 Fund	$9,070	$4,139	$45,643	$58,852
Amount waived	LifePath Index 2060 Fund*	$31	$63	$971	$1,065

*	Commenced operations on February 29, 2016.

With respect to the contractual expense caps, if during a LifePath Index Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the BFA or BAL, are less than the expense cap for that share class, the BFA or BAL is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each LifePath Index Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	BFA or BAL or an affiliate continues to serve as a LifePath Index Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which BFA or BAL becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse BFA or BAL shall be calculated by reference to the expense cap for that share class in effect at the time BFA or BAL became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended December 31, 2016, the BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds:

BAL
LifePath Index Retirement Fund
Institutional	$874
Investor A	$2,741
LifePath Index 2020 Fund
Institutional	$1,064
Investor A	$10,866
LifePath Index 2025 Fund
Institutional	$612
Investor A	$4,634
LifePath Index 2030 Fund
Institutional	$1,809
Investor A	$17,797
LifePath Index 2035 Fund
Institutional	$115
Investor A	$1,449

BLACKROCK FUNDS III	DECEMBER 31, 2016	59

Notes to Financial Statements (continued)

BAL
LifePath Index 2040 Fund
Institutional	$207
Investor A	$9,575
LifePath Index 2045 Fund
Institutional	$4
Investor A	$45
LifePath Index 2050 Fund
Investor A	$1,705

On December 31, 2016, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2017	2018
LifePath Index Retirement Fund
Fund level	$267,767	$322,809
Institutional	$8,299	$5,170
Investor A	$8,180	$7,066
Class K	$28,603	$35,616
LifePath Index 2020 Fund
Fund level	$470,803	$578,200
Institutional	$9,854	$6,680
Investor A	$7,675	$9,344
Class K	$33,795	$47,044
LifePath Index 2025 Fund
Fund level	$335,371	$487,920
Institutional	$9,037	$6,638
Investor A	$11,676	$6,681
Class K	$18,415	$38,039
LifePath Index 2030 Fund
Fund level	$463,274	$626,323
Institutional	$9,386	$9,312
Investor A	$2,223	$9,126
Class K	$35,862	$50,707
LifePath Index 2035 Fund
Fund level	$281,863	$408,983
Institutional	$6,733	$7,538
Investor A	$13,435	$4,812
Class K	$19,218	$39,861
LifePath Index 2040 Fund
Fund level	$353,535	$467,210
Institutional	$8,016	$9,043
Investor A	$2,384	$6,757
Class K	$34,606	$48,784
LifePath Index 2045 Fund
Fund level	$200,123	$275,012
Institutional	$7,595	$7,169
Investor A	$7,392	$4,047
Class K	$19,915	$41,127
LifePath Index 2050 Fund
Fund level	$212,016	$274,945
Institutional	$8,506	$8,321
Investor A	$5,578	$5,371
Class K	$34,776	$50,824
LifePath Index 2055 Fund
Fund level	$126,231	$158,120
Institutional	$6,770	$9,311
Investor A	$3,365	$4,824
Class K	$19,560	$46,963
LifePath Index 2060 Fund
Fund level	—	$171,842
Institutional	—	$40
Investor A	—	$81
Class K	—	$983

60	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)

The following LifePath Index Funds level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds, which were subject to recoupment by the Administrator, expired on December 31, 2016:

BAL
LifePath Index Retirement Fund
Fund level	$236,881
Institutional	$3,238
Class K	$38,752
LifePath Index 2020 Fund
Fund level	$378,914
Institutional	$4,244
Class K	$34,471
LifePath Index 2025 Fund
Fund level	$251,481
Institutional	$1,233
Class K	$18,068
LifePath Index 2030 Fund
Fund level	$360,380
Institutional	$1,556
Class K	$35,943
LifePath Index 2035 Fund
Fund level	$217,349
Institutional	$1,381
Class K	$20,255
LifePath Index 2040 Fund
Fund level	$274,798
Institutional	$1,659
Class K	$35,927
LifePath Index 2045 Fund
Fund level	$161,498
Institutional	$165
Investor A	$1,798
Class K	$21,336
LifePath Index 2050 Fund
Fund level	$167,905
Institutional	$1,309
Investor A	$1,542
Class K	$35,911
LifePath Index 2055 Fund
Fund level	$104,536
Institutional	$1,426
Investor A	$1,708
Class K	$17,946

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each LifePath Index Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Fund’s investment policies and restrictions. Each LifePath Index Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A LifePath Index Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A LifePath Index Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If a LifePath Index Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the LifePath Index Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the LifePath Index Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Index Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016, except for

BLACKROCK FUNDS III	DECEMBER 31, 2016	61

Notes to Financial Statements (continued)

LifePath Index 2060 Fund, which remains open for the period ended December 31, 2016. The statutes of limitations on each LifePath Index Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Funds as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to prior period adjustments were reclassified to the following accounts:

LifePath Index 2030
Undistributed net investment income	$64,333
Accumulated net realized gain (loss)	$(64,333)

The tax character of distributions paid was as follows:

		LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Ordinary Income	12/31/16	$14,504,615	$31,618,652	$24,675,365	$34,780,724	$20,584,212	$24,774,238	$12,006,530	$11,565,385	$4,231,270	$87,025
	12/31/15	$10,572,327	$22,888,339	$14,722,743	$23,740,137	$12,472,608	$17,442,544	$7,483,496	$7,671,288	$2,206,215	—
Long-term capital gains	12/31/16	$2,541,131	$3,419,451	$1,658,734	$2,695,572	$874,070	$1,297,649	$363,711	$333,204	$198,451	$2,711
	12/31/15	$3,401,250	$7,455,767	$3,338,800	$7,061,260	$3,177,432	$5,373,610	$1,992,880	$2,142,231	$513,055	—
Tax return of capital	12/31/16	—	—	$48,203	$42,152	—	$46,182	$54,203	$32,398	$20,016	$539
	12/31/15	—	—	$88,888	—	—	—	—	—	—	—

Total	12/31/16	$17,045,746	$35,038,103	$26,382,302	$37,518,448	$21,458,282	$26,118,069	$12,424,444	$11,930,987	$4,449,737	$90,275

	12/31/15	$13,973,577	$30,344,106	$18,150,431	$30,801,397	$15,650,040	$22,816,154	$9,476,376	$9,813,519	$2,719,270	—

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Undistributed ordinary income . . . .	$132,225	$29,212	—	—	—	—	—	—	—	—
Net unrealized gains[1]	29,620,289	75,790,587	$56,734,128	$98,311,279	$56,925,666	$76,695,032	$34,764,451	$33,185,059	$11,305,814	$273,774
Qualified late-year losses[2].	(755,389)	(1,296,321)	(1,944,686)	(3,204,719)	(2,006,422)	(3,714,862)	(1,853,399)	(2,189,839)	(797,507)	(56,027)

Total	$28,997,125	$74,523,478	$54,789,442	$95,106,560	$54,919,244	$72,980,170	$32,911,052	$30,995,220	$10,508,307	$217,747

[1]	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

[2]	The LifePath Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath Index Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,172,146	$24,473,536	2,554,950	$29,021,680
Shares issued in reinvestment of distributions	157,718	1,788,845	175,020	1,948,895
Shares redeemed	(2,251,590)	(25,558,344)	(2,521,227)	(28,805,683)

Net increase	78,274	$704,037	208,743	$2,164,892

Investor A
Shares sold	2,658,189	$30,100,376	3,392,349	$38,594,002
Shares issued in reinvestment of distributions	131,134	1,486,591	156,883	1,744,295
Shares redeemed	(2,047,688)	(22,972,763)	(2,774,607)	(31,378,201)

Net increase	741,635	$8,614,204	774,625	$8,960,096

62	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath Index Retirement Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	35,696,531	$404,603,854	16,777,846	$189,800,125
Shares issued in reinvestment of distributions	1,211,664	13,744,555	923,943	10,276,621
Shares redeemed	(11,737,533)	(132,178,862)	(11,204,827)	(126,860,547)

Net increase	25,170,662	$286,169,547	6,496,962	$73,216,199

Total Net Increase	25,990,571	$295,487,788	7,480,330	$84,341,187

LifePath Index 2020 Fund
Institutional
Shares sold	3,122,997	$35,765,199	4,515,664	$52,369,745
Shares issued in reinvestment of distributions	184,461	2,136,485	220,078	2,500,544
Shares redeemed	(3,782,730)	(43,445,318)	(3,759,343)	(43,917,181)

Net increase (decrease)	(475,272)	$(5,543,634)	976,399	$10,953,108

Investor A
Shares sold	7,805,341	$90,526,292	4,853,576	$56,122,302
Shares issued in reinvestment of distributions	255,153	2,955,308	294,782	3,342,355
Shares redeemed	(3,948,390)	(45,061,098)	(3,984,733)	(45,510,700)

Net increase	4,112,104	$48,420,502	1,163,625	$13,953,957

Class K
Shares sold	60,982,264	$703,922,811	30,589,214	$355,194,101
Shares issued in reinvestment of distributions	2,579,307	29,912,927	2,157,628	24,501,172
Shares redeemed	(18,755,337)	(215,196,751)	(15,000,205)	(173,498,082)

Net increase	44,806,234	$518,638,987	17,746,637	$206,197,191

Total Net Increase	48,443,066	$561,515,855	19,886,661	$231,104,256

LifePath Index 2025 Fund
Institutional
Shares sold	2,652,941	$30,896,140	4,469,528	$52,624,386
Shares issued in reinvestment of distributions	148,018	1,747,636	153,474	1,771,190
Shares redeemed	(2,859,196)	(33,539,712)	(2,704,757)	(32,206,958)

Net increase (decrease)	(58,237)	$(895,936)	1,918,245	$22,188,618

Investor A
Shares sold	4,028,309	$47,198,398	3,065,236	$36,262,072
Shares issued in reinvestment of distributions	204,861	2,418,491	209,188	2,411,971
Shares redeemed	(2,225,550)	(26,026,312)	(1,718,276)	(20,315,086)

Net increase	2,007,620	$23,590,577	1,556,148	$18,358,957

Class K
Shares sold	59,303,860	$696,390,493	26,119,320	$307,027,110
Shares issued in reinvestment of distributions	1,875,108	22,193,238	1,209,314	13,941,182
Shares redeemed	(10,638,482)	(124,311,226)	(6,759,750)	(79,440,503)

Net increase	50,540,486	$594,272,505	20,568,884	$241,527,789

Total Net Increase	52,489,869	$616,967,146	24,043,277	$282,075,364

LifePath Index 2030 Fund
Institutional
Shares sold	4,010,299	$47,144,810	4,274,480	$50,812,514
Shares issued in reinvestment of distributions	197,625	2,345,990	217,842	2,529,945
Shares redeemed	(3,597,085)	(42,487,226)	(2,995,796)	(36,095,486)

Net increase	610,839	$7,003,574	1,496,526	$17,246,973

BLACKROCK FUNDS III	DECEMBER 31, 2016	63

Notes to Financial Statements (continued)

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath Index 2030 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	10,486,831	$124,479,163	4,892,193	$58,052,152
Shares issued in reinvestment of distributions	296,381	3,528,079	326,058	3,787,014
Shares redeemed	(3,569,295)	(41,422,144)	(4,325,077)	(50,669,367)

Net increase	7,213,917	$86,585,098	893,174	$11,169,799

Class K
Shares sold	69,062,699	$814,037,439	31,052,806	$369,413,212
Shares issued in reinvestment of distributions	2,662,972	31,634,345	2,111,529	24,483,767
Shares redeemed	(14,145,862)	(165,623,130)	(10,494,964)	(124,358,272)

Net increase	57,579,809	$680,048,654	22,669,371	$269,538,707

Total Net Increase	65,404,565	$773,637,326	25,059,071	$297,955,479

LifePath Index 2035 Fund
Institutional
Shares sold	2,784,487	$32,810,332	3,454,555	$41,467,537
Shares issued in reinvestment of distributions	120,013	1,440,832	125,913	1,476,870
Shares redeemed	(2,767,160)	(32,989,409)	(1,729,644)	(21,158,214)

Net increase	137,340	$1,261,755	1,850,824	$21,786,193

Investor A
Shares sold	3,670,070	$43,416,765	2,571,827	$30,980,524
Shares issued in reinvestment of distributions	193,278	2,317,278	211,247	2,474,873
Shares redeemed	(1,872,287)	(22,156,377)	(1,565,151)	(18,736,195)

Net increase	1,991,061	$23,577,666	1,217,923	$14,719,202

Class K
Shares sold	47,568,120	$566,239,734	19,333,090	$231,569,790
Shares issued in reinvestment of distributions	1,470,094	17,697,395	997,433	11,683,839
Shares redeemed	(7,794,154)	(92,690,320)	(4,950,460)	(59,410,248)

Net increase	41,244,060	$491,246,809	15,380,063	$183,843,381

Total Net Increase	43,372,461	$516,086,230	18,448,810	$220,348,776

LifePath Index 2040 Fund
Institutional
Shares sold	2,927,417	$34,668,762	3,742,465	$45,441,390
Shares issued in reinvestment of distributions	142,384	1,718,354	168,425	1,991,699
Shares redeemed	(3,217,735)	(38,677,041)	(2,336,755)	(28,748,355)

Net increase (decrease)	(147,934)	$(2,289,925)	1,574,135	$18,684,734

Investor A
Shares sold	6,733,379	$81,132,288	3,394,171	$40,987,512
Shares issued in reinvestment of distributions	181,349	2,197,520	205,645	2,427,847
Shares redeemed	(1,904,912)	(22,430,352)	(2,488,529)	(29,580,282)

Net increase	5,009,816	$60,899,456	1,111,287	$13,835,077

Class K
Shares sold	48,207,991	$578,765,209	22,594,367	$274,630,234
Shares issued in reinvestment of distributions	1,832,198	22,199,868	1,556,425	18,395,984
Shares redeemed	(9,116,664)	(108,348,877)	(7,475,003)	(90,613,541)

Net increase	40,923,525	$492,616,200	16,675,789	$202,412,677

Total Net Increase	45,785,407	$551,225,731	19,361,211	$234,932,488

64	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath Index 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,010,083	$24,034,661	2,832,028	$34,762,713
Shares issued in reinvestment of distributions	91,074	1,112,705	107,110	1,282,231
Shares redeemed	(2,267,768)	(27,495,364)	(1,389,856)	(17,360,373)

Net increase (decrease)	(166,611)	$(2,347,998)	1,549,282	$18,684,571

Investor A
Shares sold	2,012,649	$24,190,626	1,707,713	$21,065,033
Shares issued in reinvestment of distributions	92,988	1,136,522	100,984	1,206,383
Shares redeemed	(821,398)	(9,905,644)	(914,620)	(11,197,390)

Net increase	1,284,239	$15,421,504	894,077	$11,074,026

Class K
Shares sold	28,929,976	$351,993,939	10,357,098	$127,174,706
Shares issued in reinvestment of distributions	826,758	10,166,213	583,925	6,985,514
Shares redeemed	(4,402,391)	(53,214,235)	(2,987,293)	(36,776,708)

Net increase	25,354,343	$308,945,917	7,953,730	$97,383,512

Total Net Increase	26,471,971	$322,019,423	10,397,089	$127,142,109

LifePath Index 2050 Fund
Institutional
Shares sold	1,813,236	$22,004,075	2,839,446	$35,471,658
Shares issued in reinvestment of distributions	80,770	1,000,220	92,590	1,122,079
Shares redeemed	(1,934,609)	(23,799,961)	(1,696,316)	(21,414,834)

Net increase (decrease)	(40,603)	$(795,666)	1,235,720	$15,178,903

Investor A
Shares sold	3,140,951	$38,724,351	1,493,742	$18,562,504
Shares issued in reinvestment of distributions	74,370	924,683	72,199	873,353
Shares redeemed	(755,257)	(9,023,852)	(1,048,315)	(12,800,671)

Net increase	2,460,064	$30,625,182	517,626	$6,635,186

Class K
Shares sold	25,260,372	$310,821,104	11,998,246	$149,820,858
Shares issued in reinvestment of distributions	804,155	10,000,774	645,363	7,817,658
Shares redeemed	(5,299,051)	(64,723,627)	(4,957,672)	(61,987,542)

Net increase	20,765,476	$256,098,251	7,685,937	$95,650,974

Total Net Increase	23,184,937	$285,927,767	9,439,283	$117,465,063

LifePath Index 2055 Fund
Institutional
Shares sold	1,552,173	$19,237,386	1,466,687	$18,564,571
Shares issued in reinvestment of distributions	47,942	605,263	39,112	481,437
Shares redeemed	(1,117,013)	(14,072,058)	(551,644)	(7,052,483)

Net increase	483,102	$5,770,591	954,155	$11,993,525

Investor A
Shares sold	1,277,285	$15,786,704	695,213	$8,822,753
Shares issued in reinvestment of distributions	36,799	464,764	27,644	339,634
Shares redeemed	(293,501)	(3,640,930)	(352,293)	(4,399,745)

Net increase	1,020,583	$12,610,538	370,564	$4,762,642

BLACKROCK FUNDS III	DECEMBER 31, 2016	65

Notes to Financial Statements (concluded)

	Year Ended December 31, 2016		Year Ended December 31, 2015
LifePath Index 2055 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	10,848,162	$135,793,609	4,101,454	$51,922,767
Shares issued in reinvestment of distributions	266,527	3,379,423	154,168	1,897,041
Shares redeemed	(1,924,729)	(23,907,773)	(1,694,573)	(21,609,401)

Net increase	9,189,960	$115,265,259	2,561,049	$32,210,407

Total Net Increase	10,693,645	$133,646,388	3,885,768	$48,966,574

	Period February 29, 2016[1] to December 31, 2016
LifePath Index 2060 Fund	Shares	Amount
Institutional
Shares sold	10,365	$110,858
Shares issued in reinvestment of distributions	35	398
Shares redeemed	(2)	(26)

Net increase	10,398	$111,230

Investor A
Shares sold	34,215	$377,921
Shares issued in reinvestment of distributions	196	2,224
Shares redeemed	(379)	(4,151)

Net increase	34,032	$375,994

Class K
Shares sold	927,052	$10,331,740
Shares issued in reinvestment of distributions	6,083	68,951
Shares redeemed	(32,595)	(367,123)

Net increase	900,540	$10,033,568

Total Net Increase	944,970	$10,520,792

[1]	Commencement of operations.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

66	BLACKROCK FUNDS III	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of BlackRock Funds III and the Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund and BlackRock LifePath® Index 2060 Fund (the “Funds”), each a series of BlackRock Funds III, as of December 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

BLACKROCK FUNDS III	DECEMBER 31, 2016	67

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the tax year ended December 31, 2016:

	Payable Dates	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Qualified Dividend Income for Individuals[1]	Quarterly	35.26%	42.99%	52.41%	58.13%	65.62%	69.92%	73.34%	74.05%	73.72%	72.88%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	Quarterly	19.29%	23.00%	27.95%	30.50%	34.40%	36.19%	37.63%	37.81%	37.47%	33.94%
Federal Obligation Interest[2]	Quarterly	21.62%	18.05%	15.57%	10.60%	7.17%	3.17%	1.07%	0.37%	0.43%	0.48%
Interest Related Dividends and Short-Term Capital Gains for Non-U.S. Residents[3]	Quarterly	56.75%	46.58%	33.99%	27.36%	17.58%	11.85%	6.03%	5.04%	3.88%	2.35%

[1]	The LifePath Index Funds hereby designate the percentages indicated above or the maximum amount allowable by law.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Funds distributed long-term capital gains per-share as follows:

	Record Date	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Long-Term Capital Gains Per-Share	6/29/16	$0.007322	—	—	$0.000715	—	—	$0.000074	$0.000884	$0.002745	—
	12/29/16	$0.030605	$0.024001	$0.013921	$0.016605	$0.009214	$0.011902	$0.006604	$0.005958	$0.008519	$0.002894

68	BLACKROCK FUNDS III	DECEMBER 31, 2016

Master Portfolio Information as of December 31, 2016	Master Investment Portfolio

LifePath® Index Retirement Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	60%
Equity Funds	40

Ten Largest Holdings	Percent of Total Net Assets

U.S. Total Bond Index Master Portfolio	51%
Large Cap Index Master Portfolio	22
iShares Core MSCI Total International Stock ETF	10
iShares TIPS Bond ETF	9
Master Small Cap Index Series	4
Total International ex U.S. Index Master Portfolio	3
BlackRock Developed Real Estate Index Fund	1

LifePath® Index 2020 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	50%
Equity Funds	50

Ten Largest Holdings	Percent of Total Net Assets

U.S. Total Bond Index Master Portfolio	43%
Large Cap Index Master Portfolio	27
iShares Core MSCI Total International Stock ETF	11
iShares TIPS Bond ETF	7
Total International ex U.S. Index Master Portfolio	5
Master Small Cap Index Series	4
BlackRock Developed Real Estate Index Fund	3

LifePath® Index 2025 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	39%
Equity Funds	61

Ten Largest Holdings	Percent of Total Net Assets

U.S. Total Bond Index Master Portfolio	33%
Large Cap Index Master Portfolio	33
iShares Core MSCI Total International Stock ETF	15
BlackRock Developed Real Estate Index Fund	6
iShares TIPS Bond ETF	5
Total International ex U.S. Index Master Portfolio	4
Master Small Cap Index Series	3

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	DECEMBER 31, 2016	69

Master Portfolio Information as of December 31, 2016 (continued)	Master Investment Portfolio

LifePath® Index 2030 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	28%
Equity Funds	72

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	38%
U.S. Total Bond Index Master Portfolio	24
iShares Core MSCI Total International Stock ETF	15
BlackRock Developed Real Estate Index Fund	8
Total International ex U.S. Index Master Portfolio	7
iShares TIPS Bond ETF	4
Master Small Cap Index Series	3

LifePath® Index 2035 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	18%
Equity Funds	82
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	44%
iShares Core MSCI Total International Stock ETF	19
U.S. Total Bond Index Master Portfolio	15
BlackRock Developed Real Estate Index Fund	11
Total International ex U.S. Index Master Portfolio	6
iShares TIPS Bond ETF	2
Master Small Cap Index Series	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath® Index 2040 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	9%
Equity Funds	91

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	48%
iShares Core MSCI Total International Stock ETF	20
BlackRock Developed Real Estate Index Fund	13
Total International ex U.S. Index Master Portfolio	8
U.S. Total Bond Index Master Portfolio	8
Master Small Cap Index Series	2
iShares TIPS Bond ETF	1
iShares MSCI EAFE Small-Cap ETF	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

70	BLACKROCK FUNDS III	DECEMBER 31, 2016

Master Portfolio Information as of December 31, 2016 (continued)	Master Investment Portfolio

LifePath® Index 2045 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	3%
Equity Funds	97
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	23
BlackRock Developed Real Estate Index Fund	15
Total International ex U.S. Index Master Portfolio	6
U.S. Total Bond Index Master Portfolio	2
Master Small Cap Index Series	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
iShares MSCI EAFE Small-Cap ETF	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1

LifePath® Index 2050 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	1%
Equity Funds	99
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	23
BlackRock Developed Real Estate Index Fund	16
Total International ex U.S. Index Master Portfolio	7
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1

LifePath® Index 2055 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	1%
Equity Funds	98
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	28
BlackRock Developed Real Estate Index Fund	16
Total International ex U.S. Index Master Portfolio	2
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	DECEMBER 31, 2016	71

Master Portfolio Information as of December 31, 2016 (concluded)	Master Investment Portfolio

LifePath® Index 2060 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	1%
Equity Funds	99
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	31
BlackRock Developed Real Estate Index Fund	16
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

72	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 40.2%
BlackRock Developed Real Estate Index Fund	402,284	$3,982,608
iShares Core MSCI Total International Stock ETF	1,636,585	82,631,176
Large Cap Index Master Portfolio	$179,250,938	179,250,938
Master Small Cap Index Series	$34,440,451	34,440,451
Total International ex U.S. Index Master Portfolio	$25,062,003	25,062,003

		325,367,176
Fixed Income Funds — 59.6%
iShares TIPS Bond ETF	621,994	70,391,061
U.S. Total Bond Index Master Portfolio	$412,873,479	412,873,479

		483,264,540

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)	717,035	$717,035
Total Affiliated Investment Companies (Cost — $795,188,163) — 99.9%		809,348,751
Other Assets Less Liabilities — 0.1%		1,157,963

Net Assets — 100.0%		$810,506,714

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares*	1,955,906	—		(1,955,906)[1]	—	—	$14,898	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares*	229,051	—		(229,051)[1]	—	—	$1,618	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	717,035	[3]	—	717,035	$717,035	$2,460	[2]	$891
BlackRock Developed Real Estate Index Fund	—	402,284		—	402,284	$3,982,608	$11,670		—
iShares Cohen & Steers REIT ETF*	14,574	7,937		(22,511)	—	—	$43,303		$113,095
iShares Core MSCI Total International Stock ETF	640,123	1,032,012		(35,550)	1,636,585	$82,631,176	$1,566,796		$(341,839)
iShares International Developed Real Estate ETF*	41,936	21,395		(63,331)	—	—	$34,565		$(122,339)
iShares MSCI EAFE Small-Cap ETF*	38,878	—		(38,878)	—	—	$26,280		$206,077
iShares TIPS Bond ETF	408,584	254,477		(41,067)	621,994	$70,391,061	$806,465		$(324,152)
Large Cap Index Master Portfolio	$111,965,799	$67,285,139	[3]	—	$179,250,938	$179,250,938	$2,924,105		$1,356,060
Master Small Cap Index Series	$19,969,721	$14,470,730	[3]	—	$34,440,451	$34,440,451	$357,302		$366,684
Total International ex U.S. Index Master Portfolio	$31,996,970	—		$(6,934,967)[1]	$25,062,003	$25,062,003	$817,636		$(641,813)
U.S. Total Bond Index Master Portfolio	$254,892,164	$157,981,315	[3]	—	$412,873,479	$412,873,479	$6,351,516		$(117,263)
Total						$809,348,751	$12,958,614		$495,401

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	73

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$86,613,784	—	—	$86,613,784
Fixed Income Funds	70,391,061	—	—	70,391,061
Short-Term Securities	717,035	—	—	717,035

Subtotal	$157,721,880	—	—	$157,721,880
Investments Valued at NAV[1]				651,626,871

Total				$809,348,751

[1]    As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 49.7%
BlackRock Developed Real Estate Index Fund	4,757,223	$47,096,511
iShares Core MSCI Total International Stock ETF	3,497,604	176,594,026
iShares MSCI EAFE Small-Cap ETF (b)	103,367	5,151,811
Large Cap Index Master Portfolio	$451,450,181	451,450,181
Master Small Cap Index Series	$63,214,259	63,214,259
Total International ex U.S. Index Master Portfolio	$89,280,690	89,280,690

		832,787,478
Fixed Income Funds — 50.1%
iShares TIPS Bond ETF	1,041,857	117,906,957
U.S. Total Bond Index Master Portfolio	$722,945,868	722,945,868

		840,852,825

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	31,608	$31,615
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	3,341,262	3,341,262

		3,372,877
Total Affiliated Investment Companies (Cost — $1,640,982,515) — 100.0%		1,677,013,180
Other Assets Less Liabilities — 0.0%		374,341

Net Assets — 100.0%		$1,677,387,521

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,305,823	—		(7,274,215)[1]	31,608	$31,615	$29,110	[2]	$1,218
BlackRock Cash Funds: Prime, SL Agency Shares*	2,715,981	—		(2,715,981)[1]	—	—	$1,966	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,341,262	[3]	—	3,341,262	$3,341,262	$4,749	[2]	$375
BlackRock Developed Real Estate Index Fund	—	4,757,223		—	4,757,223	$47,096,511	$138,014		—
iShares Cohen & Steers REIT ETF*	188,176	76,951		(265,127)	—	—	$549,946		$1,742,377
iShares Core MSCI Total International Stock ETF	1,264,323	2,233,281		—	3,497,604	$176,594,026	$3,460,598		—
iShares International Development Real Estate ETF*	555,003	228,748		(783,751)	—	—	$456,315		$(1,725,278)
iShares MSCI EAFE Small-Cap ETF	204,158	—		(100,791)	103,367	$5,151,811	$199,340		$276,460
iShares TIPS Bond ETF	681,438	385,611		(25,192)	1,041,857	$117,906,957	$1,405,136		$(234,743)
Large Cap Index Master Portfolio	$310,598,522	$140,851,659	[3]	—	$451,450,181	$451,450,181	$7,783,838		$3,207,912
Master Small Cap Index Series	$38,748,461	$24,465,798	[3]	—	$63,214,259	$63,214,259	$673,352		$149,873
Total International ex U.S. Index Master Portfolio	$106,850,308	—		$(17,569,618)[1]	$89,280,690	$89,280,690	$2,732,297		$(2,193,912)
U.S. Total Bond Index Master Portfolio	$454,062,674	$268,883,194	[3]	—	$722,945,868	$722,945,868	$11,179,030		$(237,317)
Total						$1,677,013,180	$28,613,691		$986,965

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	75

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$228,842,348	—	—	$228,842,348
Fixed Income Funds	117,906,957	—	—	117,906,957
Short-Term Securities	3,372,877	—	—	3,372,877

Subtotal	$350,122,182	—	—	$350,122,182
Investments Valued at NAV[1]				1,326,890,998

Total				$1,677,013,180

[1]    As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 61.3%
BlackRock Developed Real Estate Index Fund	8,157,732	$80,761,544
iShares Core MSCI Total International Stock ETF	4,368,278	220,554,356
iShares MSCI EAFE Small-Cap ETF (b)	34,830	1,735,927
Large Cap Index Master Portfolio	$473,120,757	473,120,757
Master Small Cap Index Series	$44,721,084	44,721,084
Total International ex U.S. Index Master Portfolio	$59,297,124	59,297,124

		880,190,792
Fixed Income Funds — 38.5%
iShares TIPS Bond ETF	674,570	76,341,087
U.S. Total Bond Index Master Portfolio	$476,185,674	476,185,674

		552,526,761

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	235,138	$235,185
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	4,157,343	4,157,343

		4,392,528
Total Affiliated Investment Companies (Cost — $1,399,288,731) — 100.1%		1,437,110,081
Liabilities in Excess of Other Assets — (0.1)%		(1,252,616)

Net Assets — 100.0%		$1,435,857,465

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,872,778	—		(6,637,640)[1]	235,138	$235,185	$52,832	[2]	$803
BlackRock Cash Funds: Prime, SL Agency Shares*	1,883,549	—		(1,883,549)[1]	—	—	$4,529	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,157,343	[3]	—	4,157,343	$4,157,343	$5,659	[2]	$363
BlackRock Developed Real Estate Index Fund	—	8,157,732		—	8,157,732	$80,761,544	$233,296		—
iShares Cohen & Steers REIT ETF*	248,988	216,910		(465,898)	—	—	$796,994		$1,741,599
iShares Core MSCI Total International Stock ETF	1,556,261	2,821,217		(9,200)	4,368,278	$220,554,354	$4,260,648		$(93,883)
iShares International Development Real Estate ETF*	715,578	473,370		(1,188,948)	—	—	$665,947		$(2,491,503)
iShares MSCI EAFE Small-Cap ETF	138,530	—		(103,700)	34,830	$1,735,927	$109,295		$400,735
iShares TIPS Bond ETF	361,737	320,933		(8,100)	674,570	$76,341,087	$850,021		$(64,470)
Large Cap Index Master Portfolio	$266,338,811	$206,781,946	[3]	—	$473,120,757	$473,120,757	$7,528,574		$(21,404)
Master Small Cap Index Series	$24,045,521	$20,675,563	[3]	—	$44,721,084	$44,721,084	$468,766		$(408,998)
Total International ex U.S. Index Master Portfolio	$68,026,251	—		$(8,729,127)[1]	$59,297,124	$59,297,124	$1,797,582		$(1,415,555)
U.S. Total Bond Index Master Portfolio	$248,639,480	$227,546,194	[3]	—	$476,185,674	$476,185,674	$6,853,036		$(516,124)
Total						$1,437,110,079	$23,627,179		$(2,868,437)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	77

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$303,051,827	—	—	$303,051,827
Fixed Income Funds	76,341,087	—	—	76,341,087
Short-Term Securities	4,392,528	—	—	4,392,528

Subtotal	$383,785,442	—	—	$383,785,442
Investments Valued at NAV[1]				1,053,324,639

Total				$1,437,110,081

[1]    As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 71.8%
BlackRock Developed Real Estate Index Fund	16,082,653	$159,218,269
iShares Core MSCI Total International Stock ETF	5,846,070	295,168,074
iShares MSCI EAFE Small-Cap ETF (b)	186,733	9,306,773
Large Cap Index Master Portfolio	$732,938,640	732,938,640
Master Small Cap Index Series	$49,267,846	49,267,846
Total International ex U.S. Index Master Portfolio	$127,047,310	127,047,310

		1,372,946,912
Fixed Income Funds — 28.0%
iShares TIPS Bond ETF	633,115	71,649,625
U.S. Total Bond Index Master Portfolio	$462,612,989	462,612,989

		534,262,614

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	4,529,813	$4,530,719
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	7,061,526	7,061,526

		11,592,245
Total Affiliated Investment Companies (Cost — $1,862,078,702) — 100.4%		1,918,801,771
Liabilities in Excess of Other Assets — (0.4)%		(7,663,495)

Net Assets — 100.0%		$1,911,138,276

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,224,689	305,124	[1]	—	4,529,813	$4,530,719	$54,101	[2]	$1,366
BlackRock Cash Funds: Prime, SL Agency Shares*	202,078	—		(202,078)[3]	—	—	$4,020	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	7,061,526	[1]	—	7,061,526	$7,061,526	$7,361	[2]	$291
BlackRock Developed Real Estate Index Fund	—	16,082,653		—	16,082,653	$159,218,269	$450,373		—
iShares Cohen & Steers REIT ETF*	509,918	405,384		(915,302)	—	—	$1,510,776		$3,393,969
iShares Core MSCI Total International Stock ETF	1,857,147	3,988,923		—	5,846,070	$295,168,074	$5,466,132		—
iShares International Development Real Estate ETF*	1,463,321	895,009		(2,358,330)	—	—	$1,259,544		$(5,673,698)
iShares MSCI EAFE Small-Cap ETF	253,525	—		(66,792)	186,733	$9,306,773	$299,671		$112,387
iShares TIPS Bond ETF	350,843	294,872		(12,600)	633,115	$71,649,625	$788,920		$(116,625)
Large Cap Index Master Portfolio	$429,624,226	$303,314,414	[1]	—	$732,938,640	$732,938,640	$11,705,058		$1,693,899
Master Small Cap Index Series	$28,641,879	$20,625,967	[1]	—	$49,267,846	$49,267,846	$533,042		$(46,692)
Total International ex U.S. Index Master Portfolio	$142,152,800	—		$(15,105,490)[3]	$127,047,310	$127,047,310	$3,833,904		$(2,920,173)
U.S. Total Bond Index Master Portfolio	$245,012,642	$217,600,347	[1]	—	$462,612,989	$462,612,989	$6,595,771		$(586,545)
Total						$1,918,801,771	$32,508,673		$(4,141,821)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	79

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$463,693,116	—	—	$463,693,116
Fixed Income Funds	71,649,625	—	—	71,649,625
Short-Term Securities	11,592,245	—	—	11,592,245

Subtotal	$546,934,986	—	—	$546,934,986
Investments Valued at NAV[1]				1,371,866,785

Total				$1,918,801,771

[1]    As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 82.0%
BlackRock Developed Real Estate Index Fund	12,987,139	$128,572,671
iShares Core MSCI Total International Stock ETF (b)	4,456,608	225,014,138
iShares MSCI EAFE Small-Cap ETF	91,234	4,547,103
Large Cap Index Master Portfolio	$509,351,954	509,351,954
Master Small Cap Index Series	$23,550,738	23,550,738
Total International ex U.S. Index Master Portfolio	$68,534,368	68,534,368

		959,570,972
Fixed Income Funds — 17.8%
iShares TIPS Bond ETF	235,717	26,676,093
U.S. Total Bond Index Master Portfolio	$181,166,426	181,166,426

		207,842,519

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	7,764,647	$7,766,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	3,842,905	3,842,905

		11,609,105
Total Affiliated Investment Companies (Cost — $1,138,882,384) — 100.8%,		1,179,022,596
Liabilities in Excess of Other Assets — (0.8)%		(9,104,255)

Net Assets — 100.0%		$1,169,918,341

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,748,132	4,016,515	[1]	—	7,764,647	$7,766,200	$35,983	[2]	$3,317
BlackRock Cash Funds: Prime, SL Agency Shares*	624,013	—		(624,013)[3]	—	—	$3,791	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,842,905	[1]	—	3,842,905	$3,842,905	$5,257	[2]	$214
BlackRock Developed Real Estate Index Fund	—	12,987,139		—	12,987,139	$128,572,671	$355,570		—
iShares Cohen & Steers REIT ETF*	365,844	351,737		(717,581)	—	—	$1,150,090		$2,127,408
iShares Core MSCI Total International Stock ETF	1,508,195	2,948,413		—	4,456,608	$225,014,138	$4,264,037		—
iShares International Development Real Estate ETF*	1,046,365	764,582		(1,810,947)	—	—	$958,156		$(3,790,205)
iShares MSCI EAFE Small-Cap ETF	140,134	—		(48,900)	91,234	$4,547,103	$161,402		$108,572
iShares TIPS Bond ETF	112,159	124,458		(900)	235,717	$26,676,093	$278,833		$(3,340)
Large Cap Index Master Portfolio	$276,036,983	$233,314,971	[1]	—	$509,351,954	$509,351,954	$7,873,452		$(616,739)
Master Small Cap Index Series	$13,686,883	$9,863,855	[1]	—	$23,550,738	$23,550,738	$270,475		$(204,942)
Total International ex U.S. Index Master Portfolio	$74,464,733	—		$(5,930,365)[3]	$68,534,368	$68,534,368	$2,035,328		$(1,528,112)
U.S. Total Bond Index Master Portfolio	$85,746,349	$95,420,077	[1]	—	$181,166,426	$181,166,426	$2,458,419		$(284,318)
Total						$1,179,022,596	$19,850,793		$(4,188,145)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	81

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$358,133,912	—	—	$358,133,912
Fixed Income Funds	26,676,093	—	—	26,676,093
Short-Term Securities	11,609,105	—	—	11,609,105

Subtotal	$396,419,110	—	—	$396,419,110
Investments Valued at NAV[1]				782,603,486

Total				$1,179,022,596

[1]    As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 91.2%
BlackRock Developed Real Estate Index Fund	18,471,957	$182,872,374
iShares Core MSCI Total International Stock ETF	5,284,259	266,802,237
iShares MSCI EAFE Small-Cap ETF	164,443	8,195,839
Large Cap Index Master Portfolio	$649,462,582	649,462,582
Master Small Cap Index Series	$20,978,941	20,978,941
Total International ex U.S. Index Master Portfolio	$107,744,430	107,744,430

		1,236,056,403

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Fixed Income Funds — 8.6%
iShares TIPS Bond ETF	119,210	$13,490,996
U.S. Total Bond Index Master Portfolio	$102,565,134	102,565,133

		116,056,129
Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)	5,950,404	5,950,404
Total Affiliated Investment Companies (Cost — $1,310,173,725) — 100.2%		1,358,062,936
Liabilities in Excess of Other Assets — (0.2)%		(3,168,602)

Net Assets — 100.0%		$1,354,894,334

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares*	2,836,397	—		(2,836,397)[1]	—	—	$37,811	[2]	$1,814
BlackRock Cash Funds: Prime, SL Agency Shares*	—	—		—	—	—	$4,707	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,950,404	[3]	—	5,950,404	$5,950,404	$6,235	[2]	$266
BlackRock Developed Real Estate Index Fund	—	18,471,957	[3]	—	18,471,957	$182,872,374	$504,714		—
iShares Cohen & Steers REIT ETF*	554,158	470,808		(1,024,966)	—	—	$1,621,516		$2,822,062
iShares Core MSCI Total International Stock ETF	1,745,458	3,538,801		—	5,284,259	$266,802,237	$4,829,319		—
iShares International Development Real Estate ETF*	1,585,534	1,041,891		(2,627,425)	—	—	$1,347,216		$(6,094,395)
iShares MSCI EAFE Small-Cap ETF	229,343	—		(64,900)	164,443	$8,195,839	$261,689		$51,213
iShares TIPS Bond ETF	55,895	67,415		(4,100)	119,210	$13,490,996	$135,786		$(12,104)
Large Cap Index Master Portfolio	$372,521,982	$276,940,600	[3]	—	$649,462,582	$649,462,582	$10,038,447		$184,742
Master Small Cap Index Series	$14,850,473	$6,128,468	[3]	—	$20,978,941	$20,978,941	$275,430		$(61,529)
Total International ex U.S. Index Master Portfolio	$117,826,153	—		$(10,081,723)[1]	$107,744,430	$107,744,430	$3,195,592		$(2,504,524)
U.S. Total Bond Index Master Portfolio	$45,832,656	$56,732,478	[3]	—	$102,565,134	$102,565,133	$1,328,617		$(210,907)
Total						$1,358,062,936	$23,587,079		$(5,823,362)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	83

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$457,870,450	—	—	$457,870,450
Fixed Income Funds	13,490,996	—	—	13,490,996
Short-Term Securities	5,950,404	—	—	5,950,404

Subtotal	$477,311,850	—	—	$477,311,850
Investments Valued at NAV[1]				880,751,086

Total				$1,358,062,936

[1]    As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 97.0%
BlackRock Developed Real Estate Index Fund	10,688,266	$105,813,836
iShares Core MSCI Total International Stock ETF (b)	3,178,875	160,501,399
iShares MSCI EAFE Small-Cap ETF	64,900	3,234,616
Large Cap Index Master Portfolio	$346,473,199	346,473,199
Master Small Cap Index Series	$10,207,479	10,207,479
Total International ex U.S. Index Master Portfolio	$44,423,237	44,423,237

		670,653,766

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Fixed Income Funds — 2.8%
iShares TIPS Bond ETF (b)	19,270	$2,180,786
U.S. Total Bond Index Master Portfolio	$17,147,916	17,147,916

		19,328,702
Short-Term Securities — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	6,719,853	6,721,197
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	3,229,694	3,229,694

		9,950,891
Total Affiliated Investment Companies (Cost — $674,347,583) — 101.2%		699,933,359
Liabilities in Excess of Other Assets — (1.2)%		(8,292,434)

Net Assets — 100.0%		$691,640,925

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,228,251	4,491,602	[1]	—	6,719,853	$6,721,197	$22,700	[2]	$190
BlackRock Cash Funds: Prime, SL Agency Shares*	306,340	—		(306,340)[3]	—	—	$3,589	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,229,694	[1]	—	3,229,694	$3,229,694	$3,822	[2]	$98
BlackRock Developed Real Estate Index Fund	—	10,688,266		—	10,688,266	$105,813,836	$290,529		—
iShares Cohen & Steers REIT ETF*	276,055	306,864		(582,919)	—	—	$870,182		$1,266,194
iShares Core MSCI Total International Stock ETF	1,068,849	2,110,026		—	3,178,875	$160,501,399	$2,933,502		—
iShares International Development Real Estate ETF*	789,580	681,443		(1,471,023)	—	—	$726,161		$(3,045,755)
iShares MSCI EAFE Small-Cap ETF	95,700	—		(30,800)	64,900	$3,234,616	$104,009		$24,762
iShares TIPS Bond ETF	6,225	13,145		(100)	19,270	$2,180,786	$16,930		$(176)
Large Cap Index Master Portfolio	$175,431,933	$171,041,266	[1]	—	$346,473,199	$346,473,199	$5,079,924		$(782,100)
Master Small Cap Index Series	$6,688,764	$3,518,715	[1]	—	$10,207,479	$10,207,479	$135,155		$(156,897)
Total International ex U.S. Index Master Portfolio	$45,792,251	—		$(1,369,014)[3]	$44,423,237	$44,423,237	$1,286,996		$(932,044)
U.S. Total Bond Index Master Portfolio	$6,335,194	$10,812,722	[1]	—	$17,147,916	$17,147,916	$209,910		$(43,864)
Total						$699,933,359	$11,683,409		$(3,669,592)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	85

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$269,549,851	—	—	$269,549,851
Fixed Income Funds	2,180,786	—	—	2,180,786
Short-Term Securities	9,950,891	—	—	9,950,891

Subtotal	$281,681,528	—	—	$281,681,528
Investments Valued at NAV[1]				418,251,831

Total				$699,933,359

1   As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.8%
BlackRock Developed Real Estate Index Fund	10,462,157	$103,575,350
iShares Core MSCI Total International Stock ETF	3,015,540	152,254,615
iShares MSCI EAFE Small-Cap ETF (b)	61,118	3,046,121
Large Cap Index Master Portfolio	$327,759,989	327,759,989
Master Small Cap Index Series	$9,906,269	9,906,269
Total International ex U.S. Index Master Portfolio	$45,503,138	45,503,138

		642,045,482

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$6,530,434	$6,530,434
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	709,293	709,435
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	3,212,380	3,212,380

		3,921,815
Total Affiliated Investment Companies (Cost — $628,814,763) — 100.4%		652,497,731
Liabilities in Excess of Other Assets — (0.4)%		(2,635,360)

Net Assets — 100.0%		$649,862,371

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,062,777	—		(2,353,484)[1]	709,293	$709,435	$18,655	[2]	$1,159
BlackRock Cash Funds: Prime, SL Agency Shares*	1,208,810	—		(1,208,810)[1]	—	—	$8,814	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,212,380	[3]	—	3,212,380	$3,212,380	$3,428	[2]	$161
BlackRock Developed Real Estate Index Fund	—	10,462,157		—	10,462,157	$103,575,350	$284,256		—
iShares Cohen & Steers REIT ETF*	282,305	290,153		(572,458)	—	—	$862,898		$1,186,570
iShares Core MSCI Total International Stock ETF	1,075,396	1,967,044		(26,900)	3,015,540	$152,254,615	$2,780,363		$(229,430)
iShares International Development Real Estate ETF*	806,393	652,516		(1,458,909)	—	—	$723,022		$(3,231,091)
iShares MSCI EAFE Small-Cap ETF	89,118	—		(28,000)	61,118	$3,046,121	$92,402		$5,836
Large Cap Index Master Portfolio	$173,705,052	$154,054,937	[3]	—	$327,759,989	$327,759,989	$4,904,550		$(619,608)
Master Small Cap Index Series	$6,843,092	$3,063,177	[3]	—	$9,906,269	$9,906,269	$131,698		$(179,314)
Total International ex U.S. Index Master Portfolio	$46,580,774	—		$(1,077,636)[1]	$45,503,138	$45,503,138	$1,331,738		$(975,786)
U.S. Total Bond Index Master Portfolio	$3,370,948	$3,159,486	[3]	—	$6,530,434	$6,530,434	$90,678		$(8,794)
Total						$652,497,731	$11,232,502		$(4,050,297)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	87

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$258,876,086	—	—	$258,876,086
Short-Term Securities	3,921,815	—	—	3,921,815

Subtotal	$262,797,901	—	—	$262,797,901
Investments Valued at NAV[1]				389,699,830

Total				$652,497,731

1   As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.6%
BlackRock Developed Real Estate Index Fund	4,028,158	$39,878,765
iShares Core MSCI Total International Stock ETF	1,405,456	70,961,473
iShares MSCI EAFE Small-Cap ETF (b)	2,167	108,003
Large Cap Index Master Portfolio	$126,656,073	126,656,073
Master Small Cap Index Series	$3,875,613	3,875,613
Total International ex U.S. Index Master Portfolio	$6,150,576	6,150,576

		247,630,503

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$2,540,733	$2,540,733
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (c)(d)	109,953	109,975
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (d)	1,311,636	1,311,636

		1,421,611
Total Affiliated Investment Companies (Cost — $241,445,002) — 100.2%		251,592,847
Liabilities in Excess of Other Assets — (0.2)%		(564,783)

Net Assets — 100.0%		$251,028,064

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,001,864	—		(2,891,911)[1]	109,953	$109,975	$12,721	[2]	$(11)
BlackRock Cash Funds: Prime, SL Agency Shares*	$1,681,340	—		(1,681,340)[1]	—	—	$2,349	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,311,636	[2]	—	1,311,636	$1,311,636	$1,527	[2]	$56
BlackRock Developed Real Estate Index Fund	—	4,028,158		—	4,028,158	$39,878,765	$107,968		—
iShares Cohen & Steers REIT ETF*	88,789	127,872		(216,661)	—	—	$316,526		$313,190
iShares Core MSCI Total International Stock ETF	431,175	974,281		—	1,405,456	$70,961,473	$1,346,191		—
iShares International Development Real Estate ETF*	253,583	292,508		(546,091)	—	—	$266,492		$(1,078,122)
iShares MSCI EAFE Small-Cap ETF	21,217	—		(19,050)	2,167	$108,003	$11,870		$56,187
Large Cap Index Master Portfolio	$55,147,907	$71,508,166	[3]	—	$126,656,073	$126,656,073	$1,782,574		$(442,916)
Master Small Cap Index Series	$2,173,646	$1,701,967	[3]	—	$3,875,613	$3,875,613	$48,364		$(73,017)
Total International ex U.S. Index Master Portfolio	$10,703,083	—		$(4,552,507)[1]	$6,150,576	$6,150,576	$232,120		$(213,086)
U.S. Total Bond Index Master Portfolio	$1,070,209	$1,470,524	[3]	—	$2,540,733	$2,540,733	$33,194		$(4,042)
Total						$251,592,847	$4,161,896		$(1,441,761)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	89

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$110,948,241	—	—	$110,948,241
Short-Term Securities	1,421,611	—	—	1,421,611

Subtotal	$112,369,852	—	—	$112,369,852
Investments Valued at NAV[1]				139,222,995

Total				$251,592,847

1   As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.8%
BlackRock Developed Real Estate Index Fund	172,972	$1,712,427
iShares Core MSCI Total International Stock ETF	65,969	3,330,775
Large Cap Index Master Portfolio	$5,421,280	5,421,280
Master Small Cap Index Series	$164,824	164,824

		10,629,306
Fixed Income Fund — 1.1%
U.S. Total Bond Index Master Portfolio	$118,637	118,637
Short-Term Securities — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)	91,465	91,465
Total Affiliated Investment Companies (Cost — $10,525,604) — 100.8%		10,839,408
Liabilities in Excess of Other Assets — (0.8)%		(84,866)

Net Assets — 100.0%		$10,754,542

Notes to Schedule of Investments

(a)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—	—	—	$61	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	91,465	[1]	—	91,465	$91,465	$90	[2]	$7
BlackRock Developed Real Estate Index Fund	—	172,972		—	172,972	$1,712,427	$4,104		—
iShares Cohen & Steers REIT ETF*	—	8,575		(8,575)	—	—	$4,126		$(20,209)
iShares Core MSCI Total International Stock ETF	—	73,146		(7,177)	65,969	$3,330,775	$37,692		$(1,036)
iShares International Developed Real Estate ETF*	—	22,786		(22,786)	—	—	$3,495		$(29,965)
Large Cap Index Master Portfolio	—	$5,421,280	[1]	—	$5,421,280	$5,421,280	$33,644		$(31,879)
Master Small Cap Index Series	—	$164,824	[1]	—	$164,824	$164,824	$1,027		$(4,497)
U.S. Total Bond Index Master Portfolio	—	$118,637	[1]	—	$118,637	$118,637	$642		$(1,109)
Total						$10,839,408	$84,881		$(88,688)

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(b)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	91

Schedule of Investments (concluded)	LifePath Index 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$5,043,202	—	—	$5,043,202
Short-Term Securities	91,465	—	—	91,465

Subtotal	$5,134,667	—	—	$5,134,667
Investments Valued at NAV[1]				5,704,741

Total				$10,839,408

1   As of December 31, 2016, certain of the LifePath Index Master Portfolio’s Investments were valued using net asset value (“NAV”) per share (or its equivalent) as no quoted market value is available and have been excluded from the fair value hierarchy.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2016	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

Assets
Investments at value — affiliated[1,2]	$809,348,751	$1,677,013,180	$1,437,110,081	$1,918,801,771	$1,179,022,596
Cash	797,161	1,473,995	1,975,354	2,702,325	2,005,436
Receivables:
Investments sold	3,697,929	9,000,000	9,000,000	10,400,000	10,900,000
Securities lending income — affiliated	53	2,030	11,920	11,519	2,058
Contributions from investors	2,094,395	7,287,436	6,014,308	6,959,468	4,900,012
Dividends — affiliated	692	4,922	1,681	2,142	1,537
Investment adviser	—	—	—	—	—
Prepaid expenses	2,854	5,909	4,890	6,525	3,921

Total assets	815,941,835	1,694,787,472	1,454,118,234	1,938,883,750	1,196,835,560

Liabilities
Cash collateral on securities loaned at value	—	30,390	234,335	4,528,575	7,766,200
Payables:
Investments purchased	5,381,701	17,279,375	17,942,418	23,116,413	19,087,913
Custodian fees	852	1,510	1,715	1,957	1,539
Investment advisory fees	23,917	48,856	43,598	55,636	25,502
Independent Trustees’ fees	—	8,859	9,446	11,973	7,855
Other accrued expenses	2,354	5,164	4,008	5,467	3,150
Printing fees	311	311	334	312	320
Professional fees	25,986	25,486	24,915	25,141	24,740

Total liabilities	5,435,121	17,399,951	18,260,769	27,745,474	26,917,219

Net Assets	$810,506,714	$1,677,387,521	$1,435,857,465	$1,911,138,276	$1,169,918,341

Net Assets Consist of
Investors’ capital	$796,346,126	$1,641,356,856	$1,398,036,115	$1,854,415,207	$1,129,778,129
Net unrealized appreciation (depreciation)	14,160,588	36,030,665	37,821,350	56,723,069	40,140,212

Net Assets	$810,506,714	$1,677,387,521	$1,435,857,465	$1,911,138,276	$1,169,918,341

[1] Investments at cost — affiliated	$795,188,163	$1,640,982,515	$1,399,288,731	$1,862,078,702	$1,138,882,384
[2] Securities loaned at value	—	$29,904	$230,360	$4,447,373	$7,613,892

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	93

Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2016	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

Assets
Investments at value — affiliated[1,2]	$1,358,062,936	$699,933,359	$652,497,731	$251,592,847	$10,839,408
Cash	2,692,298	1,439,628	1,645,038	617,122	345,953
Receivables:
Investments sold	9,850,000	5,250,000	4,400,000	2,135,000	48,500
Securities lending income — affiliated	877	2,099	1,977	646	—
Contributions from investors	3,279,081	3,219,330	2,309,141	1,735,749	27,458
Dividends — affiliated	1,917	1,017	1,012	428	234
Investment adviser	—	—	—	1,472	10,928
Prepaid expenses	4,570	2,293	2,154	800	25

Total assets	1,373,891,679	709,847,726	660,857,053	256,084,064	11,272,506

Liabilities
Cash collateral on securities loaned at value	—	6,721,000	709,800	109,975	—
Payables:
Investments purchased	18,927,414	11,443,157	10,243,028	4,915,336	484,386
Custodian fees	1,821	1,660	1,432	1,845	6,885
Investment advisory fees	30,214	8,770	8,296	—	—
Independent Trustees’ fees	8,853	5,360	5,262	3,245	2,082
Other accrued expenses	3,719	1,764	1,716	851	395
Printing fees	337	329	328	335	232
Professional fees	24,987	24,761	24,820	24,413	23,984

Total liabilities	18,997,345	18,206,801	10,994,682	5,056,000	517,964

Net Assets	$1,354,894,334	$691,640,925	$649,862,371	$251,028,064	$10,754,542

Net Assets Consist of
Investors’ capital	$1,307,005,123	$666,055,149	$626,179,403	$240,880,219	$10,440,738
Net unrealized appreciation (depreciation)	47,889,211	25,585,776	23,682,968	10,147,845	313,804

Net Assets	$1,354,894,334	$691,640,925	$649,862,371	$251,028,064	$10,754,542

[1] Investments at cost — affiliated	$1,310,173,725	$674,347,583	$628,814,763	$241,445,002	$10,525,604
[2] Securities loaned at value	—	$6,590,172	$697,760	$108,003	—

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Operations	Master Investment Portfolio

Year Ended December 31, 2016	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

Investment Income
Dividends — affiliated	$2,496,054	$6,224,605	$6,933,712	$9,797,798	$7,183,682
Securities lending — affiliated — net	12,001	20,569	45,509	43,100	29,437
Net investment income allocated from the applicable Underlying Master Portfolio:
Dividends — affiliated	4,056,901	11,107,727	9,726,717	15,993,524	10,130,106
Interest — affiliated	6,578,862	11,670,989	7,226,780	7,107,440	2,750,418
Expenses	(233,159)	(497,899)	(362,424)	(493,411)	(269,348)
Fees waived	47,955	87,700	56,885	60,222	26,498

Total investment income	12,958,614	28,613,691	23,627,179	32,508,673	19,850,793

Expenses
Investment advisory	308,007	659,518	526,290	703,867	417,661
Professional	29,231	31,193	29,359	34,041	29,592
Independent Trustees	18,243	46,919	41,835	52,007	35,217
Accounting services	3,390	3,962	5,064	4,889	4,567
Printing	2,471	2,471	2,479	2,471	2,471
Miscellaneous	8,162	17,753	13,581	18,630	10,752

Total expenses	369,504	761,816	618,608	815,905	500,260

Less:
Fees waived by the Manager	(61,648)	(102,338)	(92,480)	(111,934)	(166,148)
Fees paid indirectly	(46)	(170)	(127)	(257)	(200)

Total expenses after fees waived and paid indirectly	307,810	659,308	526,001	703,714	333,912

Net investment income	12,650,804	27,954,383	23,101,178	31,804,959	19,516,881

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(469,937)	60,036	(506,719)	(2,282,601)	(1,554,248)
Capital gain distributions from underlying funds — affiliated	891	375	363	291	214
Allocated from the applicable Underlying Master Portfolios from investments	964,447	926,554	(2,362,081)	(1,859,511)	(2,634,111)

	495,401	986,965	(2,868,437)	(4,141,821)	(4,188,145)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	2,786,704	4,373,905	4,374,452	5,211,426	3,979,476
Allocated from the applicable Underlying Master Portfolios from investments	16,375,418	42,668,000	44,424,982	65,703,472	46,690,611

	19,162,122	47,041,905	48,799,434	70,914,898	50,670,087

Net realized and unrealized gain	19,657,523	48,028,870	45,930,997	66,773,077	46,481,942

Net Increase in Net Assets Resulting from Operations	$32,308,327	$75,983,253	$69,032,175	$98,578,036	$65,998,823

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	95

Statements of Operations	Master Investment Portfolio

Year Ended December 31, 2016	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio[1]

Investment Income
Dividends — affiliated	$8,717,517	$4,951,266	$4,753,184	$2,053,722	$49,568
Securities lending — affiliated — net	31,476	20,158	20,654	11,922	—
Net investment income allocated from the applicable Underlying Master Portfolio:
Dividends — affiliated	13,458,957	6,474,326	6,341,575	2,050,962	34,459
Interest — affiliated	1,674,692	370,976	246,664	85,331	1,490
Expenses	(316,924)	(140,853)	(136,138)	(42,350)	(676)
Fees waived	21,361	7,536	6,563	2,309	40

Total investment income	23,587,079	11,683,409	11,232,502	4,161,896	84,881

Expenses
Investment advisory	485,876	236,242	227,118	82,592	1,526
Professional	29,896	28,732	28,746	28,018	26,862
Independent Trustees	38,996	24,214	23,645	15,093	9,566
Accounting services	5,439	5,498	4,096	4,889	7,499
Printing	2,479	2,221	2,221	2,067	516
Miscellaneous	12,775	6,032	5,928	1,841	435

Total expenses	575,461	302,939	291,754	134,500	46,404

Less:
Fees waived by the Manager	(186,771)	(161,206)	(155,326)	(82,592)	(1,382)
Fees reimbursed by the Manager	—	—	—	(18,773)	(44,407)
Fees paid indirectly	(95)	(86)	(186)	(116)	(2)

Total expenses after fees waived and paid indirectly	388,595	141,647	136,242	33,019	613

Net investment income	23,198,484	11,541,762	11,096,260	4,128,877	84,268

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(3,231,410)	(1,754,785)	(2,266,956)	(708,756)	(51,210)
Capital gain distributions from underlying funds — affiliated	266	98	161	56	7
Allocated from the applicable Underlying Master Portfolios from investments	(2,592,218)	(1,914,905)	(1,783,502)	(733,061)	(37,485)

	(5,823,362)	(3,669,592)	(4,050,297)	(1,441,761)	(88,688)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	3,922,195	2,186,201	2,417,132	1,008,709	11,442
Allocated from the applicable Underlying Master Portfolios from investments	57,321,030	30,868,441	29,404,867	11,150,306	302,362

	61,243,225	33,054,642	31,821,999	12,159,015	313,804

Net realized and unrealized gain	55,419,863	29,385,050	27,771,702	10,717,254	225,116

Net Increase in Net Assets Resulting from Operations	$78,618,347	$40,926,812	$38,867,962	$14,846,131	$309,384

[1] Commenced operations on February 29, 2016.

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index Retirement Master Portfolio		LifePath Index 2020 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$12,650,804	$8,876,782	$27,954,383	$20,127,555
Net realized gain (loss)	495,401	25,092,542	986,965	57,468,798
Net change in unrealized appreciation (depreciation)	19,162,122	(35,851,265)	47,041,905	(83,871,972)

Net increase (decrease) in net assets resulting from operations	32,308,327	(1,881,941)	75,983,253	(6,275,619)

Capital Transactions
Proceeds from contributions	459,177,765	257,415,807	830,214,302	463,686,148
Value of withdrawals	(180,728,394)	(187,579,951)	(303,966,814)	(263,577,292)

Net increase in net assets derived from capital transactions	278,449,371	69,835,856	526,247,488	200,108,856

Net Assets
Total increase in net assets	310,757,698	67,953,915	602,230,741	193,833,237
Beginning of year	499,749,016	431,795,101	1,075,156,780	881,323,543

End of year	$810,506,714	$499,749,016	$1,677,387,521	$1,075,156,780

	LifePath Index 2025 Master Portfolio		LifePath Index 2030 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$23,101,178	$13,523,406	$31,804,959	$21,369,222
Net realized gain (loss)	(2,868,437)	29,570,553	(4,141,821)	61,512,318
Net change in unrealized appreciation (depreciation)	48,799,434	(48,304,565)	70,914,898	(90,987,411)

Net increase (decrease) in net assets resulting from operations	69,032,175	(5,210,606)	98,578,036	(8,105,871)

Capital Transactions
Proceeds from contributions	774,485,031	395,913,568	985,661,422	478,277,878
Value of withdrawals	(184,195,087)	(132,362,034)	(249,782,668)	(211,785,714)

Net increase in net assets derived from capital transactions	590,289,944	263,551,534	735,878,754	266,492,164

Net Assets
Total increase in net assets	659,322,119	258,340,928	834,456,790	258,386,293
Beginning of year	776,535,346	518,194,418	1,076,681,486	818,295,193

End of year	$1,435,857,465	$776,535,346	$1,911,138,276	$1,076,681,486

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	97

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2035 Master Portfolio		LifePath Index 2040 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$19,516,881	$11,549,977	$23,198,484	$15,825,065
Net realized gain (loss)	(4,188,145)	27,017,731	(5,823,362)	43,357,531
Net change in unrealized appreciation (depreciation)	50,670,087	(43,396,849)	61,243,225	(66,079,203)

Net increase (decrease) in net assets resulting from operations	65,998,823	(4,829,141)	78,618,347	(6,896,607)

Capital Transactions
Proceeds from contributions	642,466,863	304,017,851	694,566,329	361,059,136
Value of withdrawals	(148,119,208)	(99,656,977)	(169,595,908)	(149,358,428)

Net increase in net assets derived from capital transactions	494,347,655	204,360,874	524,970,421	211,700,708

Net Assets
Total increase in net assets	560,346,478	199,531,733	603,588,768	204,804,101
Beginning of year	609,571,863	410,040,130	751,305,566	546,501,465

End of year	$1,169,918,341	$609,571,863	$1,354,894,334	$751,305,566

	LifePath Index 2045 Master Portfolio		LifePath Index 2050 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$11,541,762	$6,936,498	$11,096,260	$7,240,018
Net realized gain (loss)	(3,669,592)	15,260,388	(4,050,297)	15,528,685
Net change in unrealized appreciation (depreciation)	33,054,642	(25,249,645)	31,821,999	(26,114,247)

Net increase (decrease) in net assets resulting from operations	40,926,812	(3,052,759)	38,867,962	(3,345,544)

Capital Transactions
Proceeds from contributions	400,219,225	183,002,452	371,549,626	203,855,020
Value of withdrawals	(90,735,188)	(65,515,857)	(97,619,626)	(96,352,760)

Net increase in net assets derived from capital transactions	309,484,037	117,486,595	273,930,000	107,502,260

Net Assets
Total increase in net assets	350,410,849	114,433,836	312,797,962	104,156,716
Beginning of year	341,230,076	226,796,240	337,064,409	232,907,693

End of year	$691,640,925	$341,230,076	$649,862,371	$337,064,409

See Notes to Financial Statements.

98	BLACKROCK FUNDS III	DECEMBER 31, 2016

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2055 Master Portfolio		LifePath Index 2060 Master Portfolio
	Year Ended December 31,		Period February 29, 2016[1] to December 31, 2016
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$4,128,877	$2,136,211	$84,268
Net realized gain (loss)	(1,441,761)	3,734,441	(88,688)
Net change in unrealized appreciation (depreciation)	12,159,015	(6,921,725)	313,804

Net increase (decrease) in net assets resulting from operations	14,846,131	(1,051,073)	309,384

Capital Transactions
Proceeds from contributions	170,817,798	79,310,091	10,830,520
Value of withdrawals	(41,639,954)	(33,130,687)	(385,362)

Net increase in net assets derived from capital transactions	129,177,844	46,179,404	10,445,158

Net Assets
Total increase in net assets	144,023,975	45,128,331	10,754,542
Beginning of year	107,004,089	61,875,758	—

End of year	$251,028,064	$107,004,089	$10,754,542

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	99

Financial Highlights	Master Investment Portfolio

	LifePath Index Retirement Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	5.82%		(0.31)%		5.78%		7.72%		9.17%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.10%		0.13%		0.16%		0.18%

Total expenses after fees waived and paid indirectly[1,2,3]	0.08%		0.09%		0.11%		0.14%		0.15%

Net investment income[2,3,4]	2.05%		1.84%		1.87%		1.74%		2.02%

Supplemental Data
Net assets, end of year (000)	$810,507		$499,749		$431,795		$321,594		$201,972

Portfolio turnover rate	13%	[5]	25%	[5]	15%	[5]	18%	[5]	1%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.01%, 0.01%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%, 0.03%, 0.03%, 0.02%, and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

100	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2020 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	6.32%		(0.42)%		6.15%		11.36%		11.36%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.10%		0.12%		0.16%		0.19%

Total expenses after fees waived and paid indirectly[1,2,3]	0.08%		0.09%		0.11%		0.14%		0.16%

Net investment income[2,3,4]	2.12%		1.95%		1.99%		2.01%		2.19%

Supplemental Data
Net assets, end of year (000)	$1,677,388		$1,075,157		$881,324		$616,003		$286,973

Portfolio turnover rate	14%	[5]	14%	[5]	12%	[5]	12%	[5]	1%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.01%, 0.01%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.04%, 0.04%, 0.04%, 0.03%, and 0.03% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	101

Financial Highlights	Master Investment Portfolio

	LifePath Index 2025 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	6.87%		(0.45)%		6.47%		13.48%		12.34%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.10%		0.12%		0.17%		0.23%

Total expenses after fees waived and paid indirectly[1,2,3]	0.08%		0.09%		0.11%		0.14%		0.16%

Net investment income[2,3,4]	2.19%		2.06%		2.08%		2.19%		2.27%

Supplemental Data
Net assets, end of year (000)	$1,435,857		$776,535		$518,194		$278,608		$122,448

Portfolio turnover rate	16%	[5]	12%	[5]	15%	[5]	13%	[5]	0%	[6,7]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.00%, 0.01%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.06%, 0.05%, 0.05%, 0.04%, and 0.03% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 14% for the year ended December 31, 2012.

[7]	Rounds to less than 1%.

See Notes to Financial Statements.

102	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2030 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	7.29%		(0.50)%		6.64%		15.40%		13.28%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.10%		0.12%		0.16%		0.21%

Total expenses after fees waived and paid indirectly[1,2,3]	0.08%		0.09%		0.11%		0.15%		0.17%

Net investment income[2,3,4]	2.26%		2.15%		2.14%		2.33%		2.36%

Supplemental Data
Net assets, end of year (000)	$1,911,138		$1,076,681		$818,295		$528,481		$206,007

Portfolio turnover rate	19%	[5]	12%	[5]	20%	[5]	12%	[5]	2%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.01%, 0.01%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07%, 0.06%, 0.05%, 0.04%, and 0.04% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	103

Financial Highlights	Master Investment Portfolio

	LifePath Index 2035 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	7.74%		(0.56)%		6.82%		17.02%		14.07%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.10%		0.12%		0.18%		0.26%

Total expenses after fees waived and paid indirectly[1,2,3]	0.07%		0.08%		0.11%		0.15%		0.17%

Net investment income[2,3,4]	2.34%		2.26%		2.22%		2.47%		2.44%

Supplemental Data
Net assets, end of year (000)	$1,169,918		$609,572		$410,040		$207,175		$81,763

Portfolio turnover rate	22%	[5]	10%	[5]	25%	[5]	12%	[5]	1%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.01%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08%, 0.07%, 0.06%, 0.05%, and 0.04% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

104	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2040 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.10%		(0.56)%		6.90%		18.66%		15.03%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.10%		0.12%		0.17%		0.24%

Total expenses after fees waived and paid indirectly[1,2,3]	0.07%		0.08%		0.11%		0.15%		0.18%

Net investment income[2,3,4]	2.39%		2.33%		2.27%		2.59%		2.50%

Supplemental Data
Net assets, end of year (000)	$1,354,894		$751,306		$546,501		$326,693		$107,671

Portfolio turnover rate	26%	[5]	11%	[5]	29%	[5]	12%	[5]	3%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.01%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.09%, 0.07%, 0.06%, 0.05%, and 0.04% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	105

Financial Highlights	Master Investment Portfolio

	LifePath Index 2045 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.28%		(0.64)%		7.10%		20.33%		15.61%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.11%		0.13%		0.21%		0.41%

Total expenses after fees waived and paid indirectly[1,2,3]	0.06%		0.07%		0.10%		0.15%		0.17%

Net investment income[2,3,4]	2.44%		2.39%		2.34%		2.77%		2.62%

Supplemental Data
Net assets, end of year (000)	$691,641		$341,230		$226,796		$104,567		$33,177

Portfolio turnover rate	26%	[5]	10%	[5]	30%	[5]	12%	[5]	2%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10%, 0.08%, 0.07%, 0.05% and 0.04% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

106	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2050 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.41%		(0.67)%		7.28%		21.62%		16.37%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.09%		0.11%		0.13%		0.21%		0.46%

Total expenses after fees waived and paid indirectly[1,2,3]	0.06%		0.07%		0.10%		0.15%		0.18%

Net investment income[2,3,4]	2.44%		2.39%		2.38%		2.91%		2.67%

Supplemental Data
Net assets, end of year (000)	$649,862		$337,064		$232,908		$103,722		$26,037

Portfolio turnover rate	28%	[5]	14%	[5]	22%	[5]	12%	[5]	3%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10%, 0.09%, 0.08%, 0.06%, and 0.05% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	107

Financial Highlights	Master Investment Portfolio

	LifePath Index 2055 Master Portfolio
	Year Ended December 31,
	2016		2015		2014		2013		2012

Total Return
Total return	8.37%		(0.60)%		7.50%		22.99%		16.83%

Ratios to Average Net Assets
Total expenses[1,2,3]	0.11%		0.14%		0.20%		0.42%		1.39%

Total expenses after fees waived and paid indirectly[1,2,3]	0.04%		0.06%		0.10%		0.15%		0.15%

Net investment income[2,3,4]	2.50%		2.44%		2.46%		3.09%		2.76%

Supplemental Data
Net assets, end of year (000)	$251,028		$107,004		$61,856		$23,968		$4,908

Portfolio turnover rate	33%	[5]	17%	[5]	22%	[5]	15%	[5]	8%	[6]

[1]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[2]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.00% and 0.02% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[3]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11%, 0.09%, 0.09%, 0.06%, and 0.05% for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[4]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[5]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[6]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

108	BLACKROCK FUNDS III	DECEMBER 31, 2016

Financial Highlights	Master Investment Portfolio

	LifePath Index 2060 Master Portfolio
	Period February 29, 2016[1] to December 31, 2016

Total Return
Total return	15.54%	[2]

Ratio to Average Net Assets
Total expenses[3,4,5,6]	1.40%	[7]

Total expenses after fees waived[3,4,5]	0.04%	[7]

Net investment income[4,5,8]	2.74%	[7]

Supplemental Data
Net assets, end of period (000)	$10,755

Portfolio turnover rate	71%	[9]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]	Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived 0.00% for the period ended December 31, 2016.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% for the period ended December 31, 2016, although the ratio does not include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.

[7]	Annualized.

[8]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	109

Notes to Financial Statements	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. LifePath Index Master Portfolios (the “Master Portfolio”) is a series of MIP. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ten series of MIP: LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). Each of the LifePath Index Master Portfolios is classified as diversified.

As of period end, the investment of LifePath Index Master Retirement Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in Large Cap Index Master Portfolio represented 22.1%, 26.9%, 33.0%, 38.4%, 43.5%, 47.9%, 50.1%, 50.4%, 50.5% and 50.4%, respectively, of net assets. The investment of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio and LifePath Index 2025 Master Portfolio in U.S. Total Bond Index Master Portfolio represented 50.9%, 43.1% and 33.2%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Index Master Portfolio’s financial statements. The financial statements of Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio, which are included in filings by MIP, and the financial statements of Master Small Cap Index Series, which are included in filings by Quantitative Master Series LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Index Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Index Master Portfolios. The LifePath Index Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Index Master Portfolio’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Index Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Large Cap Index Master Portfolio	Master Small Cap Index Series	Total International ex U.S. Index Master Portfolio	U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Master Portfolio	4.52%	5.17%	2.51%	13.68%
LifePath Index 2020 Master Portfolio	11.38%	9.48%	8.92%	23.95%
LifePath Index 2025 Master Portfolio	11.92%	6.71%	5.93%	15.78%
LifePath Index 2030 Master Portfolio	18.47%	7.39%	12.70%	15.33%
LifePath Index 2035 Master Portfolio	12.84%	3.53%	6.85%	6.00%
LifePath Index 2040 Master Portfolio	16.37%	3.15%	10.77%	3.40%
LifePath Index 2045 Master Portfolio	8.73%	1.53%	4.44%	0.57%
LifePath Index 2050 Master Portfolio	8.26%	1.49%	4.55%	0.22%
LifePath Index 2055 Master Portfolio	3.19%	0.58%	0.61%	0.08%
LifePath Index 2060 Master Portfolio	0.14%	0.02%	—	—

The LifePath Index Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. -Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Index Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust

110	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Index Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the LifePath Index Master Portfolios’ presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, a LifePath Index Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Master Portfolio are charged to that LifePath Index Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the LifePath Index Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the LifePath Index Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Index Master Portfolios investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time or if reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Index Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Index Master Portfolio’s assets and liabilities:

•

The market value of the LifePath Index Master Portfolios’ investments in the Underlying Funds is based on the published net asset value (“NAV”) of each Underlying Fund computed as of the close of trading on the days when the NYSE is open.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Index Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Index Master Portfolio has the ability to access

BLACKROCK FUNDS III	DECEMBER 31, 2016	111

Notes to Financial Statements (continued)	Master Investment Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The LifePath Index Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Index Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Index Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Index Master Portfolio and any additional required collateral is delivered to the LifePath Index Master Portfolio, or excess collateral returned by the LifePath Index Master Portfolio, on the next business day. During the term of the loan, the LifePath Index Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the LifePath Index Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government Obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Index Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Index Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Index Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

112	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

As of period end, the following table is a summary of the LifePath Index Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Index 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$29,904	$(29,904)	—

LifePath Index 2025 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co	$230,360	$(230,360)	—

LifePath Index 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Scotia Capital (USA) Inc	$3,837,680	$(3,837,680)	—
Merrill Lynch, Pierce, Fenner & Smith Inc	609,693	(609,693)	—

Total	$4,447,373	$(4,447,373)	—

LifePath Index 2035 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co	$7,613,892	$(7,613,892)	—

LifePath Index 2045 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co	$5,796,252	$(5,796,252)	—
Morgan Stanley & Co. LLC	333,234	(333,234)	—
UBS Securities LLC	460,686	(460,686)	—

Total	$6,590,172	$(6,590,172)	—

LifePath Index 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co	$697,760	$(697,760)	—

LifePath Index 2055 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc	$108,003	$(108,003)	—

[1]

Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above. Collateral has been received in connection with securities lending agreements as follows:

LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio
$30,390	$234,335	$4,528,575	$7,766,200	$6,721,000	$709,800	$109,975

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Index Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Index Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

BLACKROCK FUNDS III	DECEMBER 31, 2016	113

Notes to Financial Statements (continued)	Master Investment Portfolio

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Index Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio pays the BFA a monthly fee at an annual rate equal to 0.05% of the average daily value of each LifePath Index Master Portfolio’s net assets.

Administration: MIP, on behalf of the LifePath Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities).

BAL is not entitled to compensation for providing administration service to the LifePath Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

Expense Limitations and Waivers: With respect to each LifePath Index Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Index Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Index Master Portfolio investments in other affiliated investment companies, if any. For the year ended December 31, 2016, the amounts waived were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Amounts waived	$1,123	$2,489	$2,749	$3,729	$2,502

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio*
Amounts waived	$2,857	$1,645	$1,177	$708	$30

*	Commenced operations on February 29, 2016.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Index Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Index Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Index Master Portfolios bear to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Index Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Index Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Index Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

114	BLACKROCK FUNDS III	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Investment Portfolio

The share of securities lending income earned by each LifePath Index Master Portfolio is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended December 31, 2016, each LifePath Index Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Amounts	$2,745	$4,479	$9,678	$9,100	$6,574

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio*
Amounts	$7,288	$4,789	$4,703	$2,886	—

*	Commenced operations on February 29, 2016.

Other Transactions: Each LifePath Index Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Purchases	$360,170,763	$704,644,117	$779,955,993	$1,022,728,208	$683,946,995
Sales	$81,511,874	$184,127,299	$168,588,236	$272,802,810	$181,252,163

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio*
Purchases	$787,545,780	$438,579,217	$401,955,627	$180,491,913	$13,052,464
Sales	$257,491,746	$125,589,438	$126,272,876	$50,505,893	$2,564,944

*	Commenced operations on February 29, 2016.

7. Income Tax Information:

Each LifePath Index Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the LifePath Index Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Index Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the LifePath Index Master Portfolios’ assets will be managed so an investor in the LifePath Index Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Index Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Master Portfolio U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016, except for LifePath Index 2060 Master Portfolio, which remains open for the period ended December 31, 2016. The statutes of limitations on each LifePath Index Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Master Portfolios as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Master Portfolios’ financial statements.

BLACKROCK FUNDS III	DECEMBER 31, 2016	115

Notes to Financial Statements (concluded)	Master Investment Portfolio

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Tax cost	$779,719,212	$1,601,148,531	$1,380,280,177	$1,820,283,351	$1,121,945,901

Gross unrealized appreciation	$69,608,406	$173,954,665	$112,767,946	$204,461,195	$106,385,590
Gross unrealized depreciation	(39,978,867)	(98,090,016)	(55,938,042)	(105,942,775)	(49,308,895)

Net unrealized appreciation	$29,629,539	$75,864,649	$56,829,904	$98,518,420	$57,076,695

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Tax cost	$1,281,137,462	$665,043,936	$619,189,211	$240,238,712	$10,563,173

Gross unrealized appreciation	$150,829,190	$61,733,938	$60,544,724	$17,236,520	$280,179
Gross unrealized depreciation	(73,903,716)	(26,844,515)	(27,236,204)	(5,882,385)	(3,944)

Net unrealized appreciation	$76,925,474	$34,889,423	$33,308,520	$11,354,135	$276,235

8. Bank Borrowings:

MIP, on behalf of the LifePath Index Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Index Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Index Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the LifePath Index Master Portfolios did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, certain LifePath Index Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Index Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Index Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The LifePath Index Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Index Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Index Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Index Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Index Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Index Master Portfolios.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

116	BLACKROCK FUNDS III	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and the Investors of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (the “Master Portfolios”), each a series of Master Investment Portfolio, as of December 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, broker and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

BLACKROCK FUNDS III	DECEMBER 31, 2016	117

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016. Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None

118	BLACKROCK FUNDS III	DECEMBER 31, 2016

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

BLACKROCK FUNDS III	DECEMBER 31, 2016	119

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

120	BLACKROCK FUNDS III	DECEMBER 31, 2016

Additional Information

General Information

Householding

The LifePath Index Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Index Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Index Funds/LifePath Index Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Index Funds’/ LifePath Index Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Index Funds/LifePath Index Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Index Funds/LifePath Index Master Portfolios voted proxies relating to securities held in the LifePath Index Funds’/LifePath Index Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK FUNDS III	DECEMBER 31, 2016	121

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

122	BLACKROCK FUNDS III	DECEMBER 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Index Fund unless preceded or accompanied by the LifePath Index Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock S&P 500 Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016

Investment Objective

BlackRock S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s (“S&P”) 500® Index.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended December 31, 2016, the Fund’s Institutional Shares returned 11.84%, Service Shares returned 11.71%, Investor A Shares returned 11.56%, Investor C1 Shares returned 10.76% and Class K Shares returned 11.92%. The benchmark S&P 500® Index returned 11.96% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The year started with U.S. stock prices falling due to fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan. Domestic equity markets rebounded in the second quarter of 2016, despite increased volatility in June from the “Brexit,” i.e., the U.K.’s vote to leave the European Union.

•

U.S. equities capitalized on the upward momentum from their second quarter rally, which continued through the second half of the reporting period, driven by a dovish Federal Reserve (the “Fed”) that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations. The U.S. economy continued to strengthen into the fourth quarter as seen by strong macro data and tightening of the U.S. labor market. As such, the Fed’s decision to raise rates by 25 basis points (0.25%) at the end of the reporting period did not come as a big surprise.

•

The U.S. election and the Fed were front and center in 2016. The year started with an increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the U.S. election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the United States.

[3]	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Performance Summary for the Period Ended December 31, 2016

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
		w/o sales charge	w/o sales charge	w/o sales charge
Institutional	7.78%	11.84%	14.49%	6.78%
Service	7.71	11.71	14.35	6.66
Investor A	7.64	11.56	14.20	6.52
Investor C1	7.25	10.76	13.38	5.75
Class K	7.81	11.92	14.57	6.86
S&P 500® Index	7.82	11.96	14.66	6.95

[4]	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[5]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,077.80	$0.57	$1,000.00	$1,024.58	$0.56	0.11%
Service	$1,000.00	$1,077.10	$1.20	$1,000.00	$1,023.98	$1.17	0.23%
Investor A	$1,000.00	$1,076.40	$1.88	$1,000.00	$1,023.33	$1.83	0.36%
Investor C1	$1,000.00	$1,072.50	$5.63	$1,000.00	$1,019.71	$5.48	1.08%
Class K	$1,000.00	$1,078.10	$0.21	$1,000.00	$1,024.94	$0.20	0.04%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Investor C1 Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Prior to the inception date of April 10, 2013 for Institutional and Investor A Shares and prior to the inception date of April 19, 2013 for Service and Investor C1 Shares, the performance of the classes is based on the returns of the Class K Shares, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, voluntarily waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Statement of Assets and Liabilities	BlackRock S&P 500 Index Fund

December 31, 2016

Assets
Investments at value — Master Portfolio (cost — $6,558,936,158)	$8,819,665,548
Receivables:
Capital shares sold	23,769,401
Withdrawals from the Master Portfolio	31,050,441

Total assets	8,874,485,390

Liabilities
Payables:
Capital shares redeemed	54,819,842
Service and distribution fees	466,167
Administration fees	378,324
Professional fees	9,351
Other accrued expenses	299

Total liabilities	55,673,983

Net Assets	$8,818,811,407

Net Assets Consist of
Paid-in capital	$6,379,022,214
Distributions in excess of net investment income	(5,749,351)
Accumulated net realized gain allocated from the Master Portfolio	184,809,154
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	2,260,729,390

Net Assets	$8,818,811,407

Institutional: — Based on net assets of $4,290,474,508 and 16,067,067 shares outstanding, unlimited number of shares authorized, no par value	$267.04

Service — Based on net assets of $332,291,564 and 1,244,459 shares outstanding, unlimited number of shares authorized, no par value	$267.02

Investor A — Based on net assets of $1,774,331,332 and 6,645,703 shares outstanding, unlimited number of shares authorized, no par value	$266.99

Investor C1: — Based on net assets of $74,258,944 and 278,046 shares outstanding, unlimited number of shares authorized, no par value	$267.07

Class K: — Based on net assets of $2,347,455,059 and 8,789,226 shares outstanding, unlimited number of shares authorized, no par value	$267.08

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	7

Statement of Operations	BlackRock S&P 500 Index Fund

Year Ended December 31, 2016

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$151,934,596
Dividends — affiliated	2,051,706
Securities lending — affiliated — net	420,513
Foreign taxes withheld	(387,700)
Expenses	(3,127,450)
Fees waived	452,875

Total investment income	151,344,540

Fund Expenses
Service and distribution — class specific	4,678,938
Administration — class specific	3,856,701
Professional	9,361
Miscellaneous	56

Total expenses	8,545,056
Less fees waived by the Administrator	(9,361)

Total expenses after fees waived	8,535,695

Net investment income	142,808,845

Realized and Unrealized Loss Allocated from the Master Portfolio
Net realized gain from investments, futures contracts and capital gain distributions from investment companies — affiliated	42,126,119
Net change in unrealized depreciation on investments and futures contracts	671,210,484

Net realized and unrealized gain	713,336,603

Net Increase in Net Assets Resulting from Operations	$856,145,448

See Notes to Financial Statements.

8	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Statements of Changes in Net Assets	BlackRock S&P 500 Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$142,808,845	$101,541,341
Net realized gain	42,126,119	78,044,657
Net change in unrealized appreciation (depreciation)	671,210,484	(128,478,964)

Net increase in net assets resulting from operations	856,145,448	51,107,034

Distributions to Shareholders[1]
From net investment income:
Institutional	(77,612,557)	(57,769,260)
Service	(6,149,740)	(5,322,477)
Investor A	(26,111,994)	(20,472,384)
Investor C1	(761,711)	(718,684)
Class K	(35,292,109)	(20,537,451)
From net realized gain:
Institutional	(16,945,259)	(15,240,580)
Service	(1,367,207)	(1,436,649)
Investor A	(6,773,546)	(5,932,833)
Investor C1	(304,927)	(349,393)
Class K	(8,150,119)	(5,391,331)

Decrease in net assets resulting from distributions to shareholders	(179,469,169)	(133,171,042)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,089,178,602	1,795,625,047

Net Assets
Total increase in net assets	2,765,854,881	1,713,561,039
Beginning of year	6,052,956,526	4,339,395,487

End of year	$8,818,811,407	$6,052,956,526

Distributions in excess of net investment income, end of year	$(5,749,351)	$(2,630,085)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	9

Financial Highlights	BlackRock S&P 500 Index Fund

	Institutional
	Year Ended December 31,					Period April 10, 2013[1] to December 31, 2013
	2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$244.52		$247.36	$221.97		$190.60

Net investment income[2]	5.13		4.79	4.28		2.89
Net realized and unrealized gain (loss)	23.55		(1.71)	25.50		31.21

Net increase from investment operations	28.68		3.08	29.78		34.10

Distributions:[3]
From net investment income	(5.08)		(4.77)	(4.39)		(2.73)
From net realized gain	(1.08)		(1.15)	—		—

Total distributions	(6.16)		(5.92)	(4.39)		(2.73)

Net asset value, end of period	$267.04		$244.52	$247.36		$221.97

Total Return[4]
Based on net asset value	11.84%		1.28%	13.53%		18.03%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.11%	[7]	0.11% [8]	0.14%	[7]	0.23%	[7,9]

Total expenses after fees waived	0.11%	[7]	0.11% [8]	0.14%	[7]	0.23%	[7,9]

Net investment income	2.04%	[7]	1.93% [8]	1.84%	[7]	1.93%	[7,9]

Supplemental Data
Net assets, end of period (000)	$4,290,475		$3,247,607	$1,909,077		$1,570,760

Portfolio turnover rate of the Master Portfolio	4%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock S&P 500 Index Fund

	Service
	Year Ended December 31,					Period April 19, 2013[1] to December 31, 2013
	2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$244.52		$247.35	$221.97		$186.71

Net investment income[2]	4.80		4.48	3.98		2.59
Net realized and unrealized gain (loss)	23.56		(1.69)	25.50		35.22

Net increase from investment operations	28.36		2.79	29.48		37.81

Distributions:[3]
From net investment income	(4.78)		(4.47)	(4.10)		(2.55)
From net realized gain	(1.08)		(1.15)	—		—

Total distributions	(5.86)		(5.62)	(4.10)		(2.55)

Net asset value, end of period	$267.02		$244.52	$247.35		$221.97

Total Return[4]
Based on net asset value	11.71%		1.16%	13.39%		20.39%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.23%	[7]	0.23% [8]	0.27%	[7]	0.35%	[7,9]

Total expenses after fees waived	0.23%	[7]	0.23% [8]	0.27%	[7]	0.35%	[7,9]

Net investment income	1.91%	[7]	1.81% [8]	1.71%	[7]	1.81%	[7,9]

Supplemental Data
Net assets, end of period (000)	$332,292		$304,088	$277,856		$252,419

Portfolio turnover rate of the Master Portfolio	4%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	11

Financial Highlights (continued)	BlackRock S&P 500 Index Fund

	Investor A							Investor C1
	Year Ended December 31,					Period April 10, 2013[1] to December 31, 2013		Year Ended December 31,					Period April 19, 2013[1] to December 31, 2013
	2016		2015	2014				2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$244.52		$247.35	$221.96		$190.60		$244.59		$247.36	$221.98		$186.71

Net investment income[2]	4.49		4.16	3.68		2.50		2.68		2.36	1.98		1.38
Net realized and unrealized gain (loss)	23.53		(1.69)	25.51		31.23		23.49		(1.65)	25.48		35.22

Net increase from investment operations	28.02		2.47	29.19		33.73		26.17		0.71	27.46		36.60

Distributions:[3]
From net investment income	(4.47)		(4.15)	(3.80)		(2.37)		(2.61)		(2.33)	(2.08)		(1.33)
From net realized gain	(1.08)		(1.15)	—		—		(1.08)		(1.15)	—		—

Total distributions	(5.55)		(5.30)	(3.80)		(2.37)		(3.69)		(3.48)	(2.08)		(1.33)

Net asset value, end of period	$266.99		$244.52	$247.35		$221.96		$267.07		$244.59	$247.36		$221.98

Total Return[4]
Based on net asset value	11.56%		1.03%	13.25%		17.82%	[5]	10.76%		0.30%	12.42%		19.68%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.36%	[7]	0.36% [8]	0.39%	[7]	0.48%	[7,9]	1.08%	[7]	1.08% [8]	1.12%	[7]	1.19%	[7,9]

Total expenses after fees waived	0.36%	[7]	0.36% [8]	0.39%	[7]	0.48%	[7,9]	1.08%	[7]	1.08% [8]	1.12%	[7]	1.19%	[7,9]

Net investment income	1.79%	[7]	1.68% [8]	1.59%	[7]	1.67%	[7,9]	1.07%	[7]	0.95% [8]	0.85%	[7]	0.97%	[7,9]

Supplemental Data
Net assets, end of period (000)	$1,774,331		$1,281,538	$1,149,714		$1,046,428		$74,259		$74,558	$79,476		$77,040

Portfolio turnover rate of the Master Portfolio	4%		2%	3%		2%		4%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s net allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock S&P 500 Index Fund

	Class K
	Year Ended December 31,
	2016		2015	2014		2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$244.56		$247.39	$221.99		$171.12		$150.57

Net investment income[1]	5.32		4.97	4.44		3.91		3.57
Net realized and unrealized gain (loss)	23.53		(1.72)	25.51		50.74		20.23

Net increase from investment operations	28.85		3.25	29.95		54.65		23.80

Distributions:[2]
From net investment income	(5.25)		(4.93)	(4.55)		(3.78)		(3.25)
From net realized gain	(1.08)		(1.15)	—		—		—

Total distributions	(6.33)		(6.08)	(4.55)		(3.78)		(3.25)

Net asset value, end of year	$267.08		$244.56	$247.39		$221.99		$171.12

Total Return[3]
Based on net asset value	11.92%		1.35%	13.61%		32.21%		15.85%

Ratios to Average Net Assets[4]
Total expenses	0.04%	[5]	0.04% [6]	0.07%	[5]	0.17%	[5]	0.26%	[6]

Total expenses after fees waived	0.04%	[5]	0.04% [6]	0.07%	[5]	0.16%	[5]	0.18%	[6]

Net investment income	2.11%	[5]	2.00% [6]	1.91%	[5]	1.96%	[5]	2.15%	[6]

Supplemental Data
Net assets, end of year (000)	$2,347,455		$1,145,165	$923,271		$826,342		$380,066

Portfolio turnover rate of the Master Portfolio	4%		2%	3%		2%		10%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	13

Notes to Financial Statements	BlackRock S&P 500 Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Trust is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2016, the percentage of the Master Portfolio owned by the Fund was 90.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A and Investor C1 Shares bear certain expenses related to shareholder servicing of such shares, and Investor C1 Shares also bears certain expenses related to distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Service Shares	No	No	None
Investor A Shares	No	No	None
Investor C1 Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

14	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:

	Institutional	Service	Investor A	Investor C1	Class K
Rate	0.07%	0.04%	0.07%	0.14%	0.00%

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the year ended December 31, 2016, BAL waived $9,361.

For the year ended December 31, 2016, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Service	Investor A	Investor C1	Total
$2,636,256	$125,979	$991,485	$102,981	$3,856,701

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor C1
Service Fee	0.15%	0.25%	0.15%
Distribution Fee	—	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended December 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor C1	Total
$472,727	$3,544,085	$662,126	$4,678,938

Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2017.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	15

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

The Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Fund did not participate in the Interfund Lending Program.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to capital loss carryover expiring in 2016 were reclassified to the following accounts:

Paid-in capital	$(30,530,622)
Accumulated net realized gain allocated from the Master Portfolio	$30,530,622

The tax character of distributions paid was as follows:

	12/31/16	12/31/15
Ordinary income	$145,928,111	$104,820,256
Long-term capital gains	33,541,058	28,350,786

Total	$179,469,169	$133,171,042

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed long-term capital gains	$16,300,440
Capital loss carryforwards	(50,447,130)
Net unrealized gains (losses)[1]	2,473,935,883

Total	$2,439,789,193

[1]	The differences between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the limiting and recognition of partnership income.

As of December 31, 2016, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2017	$21,080,621
2018	29,366,509

Total	$50,447,130

During the year ended December 31, 2016, the Fund utilized $20,420,292 of its respective capital loss carryforward.

16	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	BlackRock S&P 500 Index Fund

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,834,419	$1,960,467,166	9,491,979	$2,366,531,483
Shares issued to shareholders in reinvestment of distributions	360,684	93,003,151	294,747	71,632,015
Shares redeemed	(5,409,420)	(1,366,728,062)	(4,223,183)	(1,045,339,030)

Net increase	2,785,683	$686,742,255	5,563,543	$1,392,824,468

Service
Shares sold	425,193	$106,502,114	363,978	$87,835,046
Shares issued to shareholders in reinvestment of distributions	28,746	7,401,447	27,395	6,655,833
Shares redeemed	(453,090)	(113,816,922)	(271,091)	(67,543,403)

Net increase	849	$86,639	120,282	$26,947,476

Investor A
Shares sold	2,899,651	$737,498,755	1,779,017	$439,866,474
Shares issued to shareholders in reinvestment of distributions	121,980	31,522,882	103,205	25,099,530
Shares redeemed	(1,616,995)	(404,726,481)	(1,289,344)	(319,724,415)

Net increase	1,404,636	$364,295,156	592,878	$145,241,589

Investor C1
Shares sold	8	$2,205	109	$27,271
Shares issued to shareholders in reinvestment of distributions	3,671	946,683	3,910	952,238
Shares redeemed	(30,456)	(7,730,656)	(20,498)	(5,108,301)

Net decrease	(26,777)	$(6,781,768)	(16,479)	$(4,128,792)

Class K
Shares sold	5,395,765	$1,369,169,350	1,648,844	$408,582,198
Shares issued to shareholders in reinvestment of distributions	145,577	37,722,202	86,179	20,954,346
Shares redeemed	(1,434,708)	(362,055,232)	(784,525)	(194,796,238)

Net increase	4,106,634	$1,044,836,320	950,498	$234,740,306

Total Net Increase	8,271,025	$2,089,178,602	7,210,722	$1,795,625,047

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	17

Report of Independent Registered Public Accounting Firm	BlackRock S&P 500 Index Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Funds III, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 16, 2017

Important Tax Information (Unaudited)

During the fiscal year ended December 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Fund.

January 2016 — December 2016
Qualified Dividend Income for Individuals[1]	100.00%

Dividends Qualifying for the Dividends Received Deduction for Corporations[1]	99.23%

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

Additionally, the Fund distributed long-term capital gains of $0.271623 and $0.803312 per share to shareholders on record June 29, 2016 and December 15, 2016, respectively.

18	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Master Portfolio Information	S&P 500 Index Master Portfolio

As of December 31, 2016

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	3%
Microsoft Corp.	2
Exxon Mobil Corp.	2
Johnson & Johnson	2
Berkshire Hathaway, Inc., Class B	2
JPMorgan Chase & Co.	2
Amazon.com, Inc.	2
General Electric Co.	1
Facebook, Inc., Class A	1
AT&T, Inc.	1

Sector Allocation	Percent of Net Assets

Information Technology	20%
Financials	15
Health Care	13
Consumer Discretionary	12
Industrials	10
Consumer Staples	9
Energy	7
Utilities	3
Real Estate	3
Materials	3
Telecommunication Services	3
Short-Term Securities	6
Liabilities in Excess of Other Assets	(4)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	19

Schedule of Investments December 31, 2016	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co.	286,301	$44,571,341
General Dynamics Corp.	142,615	24,623,906
L3 Technologies, Inc.	39,847	6,061,127
Lockheed Martin Corp.	125,045	31,253,747
Northrop Grumman Corp.	87,897	20,443,084
Raytheon Co.	145,824	20,707,008
Rockwell Collins, Inc.	66,880	6,203,789
Textron, Inc.	138,123	6,707,253
TransDigm Group, Inc.	25,727	6,404,994
United Technologies Corp.	382,047	41,879,992

		208,856,241
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	68,910	5,048,347
Expeditors International of Washington, Inc.	87,426	4,630,081
FedEx Corp.	122,908	22,885,469
United Parcel Service, Inc., Class B	344,976	39,548,049

		72,111,946
Airlines — 0.6%
Alaska Air Group, Inc.	59,437	5,273,845
American Airlines Group, Inc.	255,882	11,947,130
Delta Air Lines, Inc.	371,398	18,269,068
Southwest Airlines Co.	311,826	15,541,408
United Continental Holdings, Inc. (a)	141,671	10,324,982

		61,356,433
Auto Components — 0.4%
BorgWarner, Inc.	97,256	3,835,777
Delphi Automotive PLC	137,802	9,280,965
Goodyear Tire & Rubber Co.	126,730	3,912,155
Johnson Controls International PLC	469,396	19,334,421

		36,363,318
Automobiles — 0.5%
Ford Motor Co.	1,957,534	23,744,887
General Motors Co.	697,168	24,289,333
Harley-Davidson, Inc.	86,337	5,036,901

		53,071,121
Banks — 6.6%
Bank of America Corp.	5,049,065	111,584,336
BB&T Corp.	407,895	19,179,223
Citigroup, Inc.	1,425,511	84,718,119
Citizens Financial Group, Inc.	250,840	8,937,429
Comerica, Inc.	83,973	5,719,401
Fifth Third Bancorp	386,176	10,415,167
Huntington Bancshares, Inc.	563,876	7,454,441
JPMorgan Chase & Co.	1,786,192	154,130,508
KeyCorp	550,963	10,066,094
M&T Bank Corp.	78,484	12,277,252
PNC Financial Services Group, Inc. (b)	242,967	28,417,420
Regions Financial Corp.	606,104	8,703,653
SunTrust Banks, Inc.	242,119	13,280,227
US Bancorp	798,266	41,006,924
Wells Fargo & Co.	2,256,890	124,377,208
Zions Bancorporation	99,043	4,262,811

		644,530,213
Beverages — 2.0%
Brown-Forman Corp., Class B	88,073	3,956,239
Coca-Cola Co.	1,935,510	80,246,244

Common Stocks	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	88,632	$13,588,172
Dr. Pepper Snapple Group, Inc.	93,803	8,505,118
Molson Coors Brewing Co., Class B	92,939	9,043,894
Monster Beverage Corp. (a)	204,405	9,063,318
PepsiCo, Inc.	714,368	74,744,324

		199,147,309
Biotechnology — 2.7%
AbbVie, Inc.	811,275	50,802,041
Alexion Pharmaceuticals, Inc. (a)	112,354	13,746,512
Amgen, Inc.	371,257	54,281,486
Biogen, Inc. (a)	108,597	30,795,937
Celgene Corp. (a)	387,023	44,797,912
Gilead Sciences, Inc.	658,082	47,125,252
Regeneron Pharmaceuticals, Inc. (a)	37,862	13,898,762
Vertex Pharmaceuticals, Inc. (a)	124,833	9,196,447

		264,644,349
Building Products — 0.1%
Allegion PLC	46,307	2,963,648
Fortune Brands Home & Security, Inc.	74,315	3,972,880
Masco Corp.	159,453	5,041,904

		11,978,432
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (a)	26,013	3,779,689
Ameriprise Financial, Inc.	77,946	8,647,329
Bank of New York Mellon Corp.	530,781	25,148,404
BlackRock, Inc. (b)	60,705	23,100,681
Charles Schwab Corp.	604,335	23,853,102
CME Group, Inc.	169,910	19,599,119
E*Trade Financial Corp. (a)	132,156	4,579,205
Franklin Resources, Inc.	169,699	6,716,686
Goldman Sachs Group, Inc.	184,920	44,279,094
Invesco Ltd.	197,938	6,005,439
Morgan Stanley	721,753	30,494,064
Northern Trust Corp.	108,330	9,646,787
State Street Corp.	182,484	14,182,657
T. Rowe Price Group, Inc.	120,020	9,032,705

		229,064,961
Chemicals — 2.0%
Air Products & Chemicals, Inc.	108,879	15,658,978
Albemarle Corp.	54,277	4,672,164
CF Industries Holdings, Inc.	113,423	3,570,556
Dow Chemical Co.	560,498	32,071,696
E.I. du Pont de Nemours & Co.	435,087	31,935,386
Eastman Chemical Co.	71,326	5,364,428
Ecolab, Inc.	131,026	15,358,868
FMC Corp.	64,613	3,654,511
International Flavors & Fragrances, Inc.	38,433	4,528,560
LyondellBasell Industries NV, Class A	169,086	14,504,197
Monsanto Co.	219,016	23,042,673
Mosaic Co.	169,100	4,959,703
PPG Industries, Inc.	133,084	12,611,040
Praxair, Inc.	143,021	16,760,631
Sherwin-Williams Co.	40,679	10,932,075

		199,625,466
Commercial Services & Supplies — 0.4%
Cintas Corp.	44,608	5,154,900
Iron Mountain, Inc.	116,875	3,796,100

See Notes to Financial Statements.

20	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Pitney Bowes, Inc.	89,617	$1,361,282
Republic Services, Inc.	112,575	6,422,404
Stericycle, Inc. (a)(c)	41,065	3,163,648
Waste Management, Inc.	203,532	14,432,454

		34,330,788
Communications Equipment — 1.0%
Cisco Systems, Inc.	2,507,254	75,769,216
F5 Networks, Inc. (a)(c)	31,969	4,626,554
Harris Corp.	63,726	6,530,003
Juniper Networks, Inc.	184,923	5,225,924
Motorola Solutions, Inc.	80,508	6,673,308

		98,825,005
Construction & Engineering — 0.1%
Fluor Corp.	67,239	3,531,392
Jacobs Engineering Group, Inc. (a)	58,635	3,342,195
Quanta Services, Inc. (a)	72,948	2,542,238

		9,415,825
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	32,358	7,168,268
Vulcan Materials Co.	67,421	8,437,738

		15,606,006
Consumer Finance — 0.8%
American Express Co.	385,823	28,581,768
Capital One Financial Corp.	243,342	21,229,156
Discover Financial Services	194,901	14,050,413
Navient Corp.	153,087	2,515,219
Synchrony Financial	394,046	14,292,049

		80,668,605
Containers & Packaging — 0.3%
Avery Dennison Corp.	42,907	3,012,930
Ball Corp.	89,220	6,697,745
International Paper Co.	206,536	10,958,800
Sealed Air Corp.	95,178	4,315,370
WestRock Co.	128,949	6,546,741

		31,531,586
Distributors — 0.1%
Genuine Parts Co.	75,959	7,257,123
LKQ Corp. (a)	148,295	4,545,242

		11,802,365
Diversified Consumer Services — 0.0%
H&R Block, Inc.	105,795	2,432,227
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	947,142	154,365,203
Intercontinental Exchange, Inc.	299,246	16,883,459
Leucadia National Corp.	156,622	3,641,462
Moody’s Corp.	84,870	8,000,695
Nasdaq, Inc.	55,127	3,700,124
S&P Global, Inc.	131,038	14,091,827

		200,682,770
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	3,065,558	130,378,182
CenturyLink, Inc.	279,747	6,652,383
Frontier Communications Corp.	566,447	1,914,591
Level 3 Communications, Inc. (a)	147,419	8,308,535

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	2,034,884	$108,622,108

		255,875,799
Electric Utilities — 1.7%
American Electric Power Co., Inc.	244,920	15,420,163
Duke Energy Corp.	342,684	26,599,132
Edison International	162,774	11,718,100
Entergy Corp.	91,821	6,746,089
Eversource Energy	160,273	8,851,878
Exelon Corp.	462,136	16,401,207
FirstEnergy Corp.	217,965	6,750,376
NextEra Energy, Inc.	232,120	27,729,055
Pinnacle West Capital Corp.	53,175	4,149,245
PPL Corp.	340,652	11,599,201
Southern Co.	487,642	23,987,110
Xcel Energy, Inc.	254,902	10,374,511

		170,326,067
Electrical Equipment — 0.5%
Acuity Brands, Inc.	21,193	4,892,616
AMETEK, Inc.	112,229	5,454,329
Eaton Corp. PLC	227,209	15,243,452
Emerson Electric Co.	322,996	18,007,027
Rockwell Automation, Inc.	65,356	8,783,847

		52,381,271
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	154,857	10,406,390
Corning, Inc.	479,400	11,635,038
FLIR Systems, Inc.	66,290	2,399,035
TE Connectivity Ltd.	178,892	12,393,638

		36,834,101
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	212,601	13,812,687
FMC Technologies, Inc. (a)	108,950	3,870,993
Halliburton Co.	432,451	23,391,275
Helmerich & Payne, Inc.	52,182	4,038,887
National Oilwell Varco, Inc.	192,826	7,219,405
Schlumberger Ltd.	694,181	58,276,495
Transocean Ltd. (a)	187,343	2,761,436

		113,371,178
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	218,566	34,994,602
CVS Health Corp.	533,652	42,110,479
Kroger Co.	474,153	16,363,020
Sysco Corp.	253,556	14,039,396
Wal-Mart Stores, Inc.	752,069	51,983,009
Walgreens Boots Alliance, Inc.	427,565	35,385,280
Whole Foods Market, Inc.	153,943	4,735,287

		199,611,073
Food Products — 1.6%
Archer-Daniels-Midland Co.	289,497	13,215,538
Campbell Soup Co.	93,969	5,682,305
ConAgra Foods, Inc.	211,039	8,346,592
General Mills, Inc.	295,138	18,230,674
Hershey Co.	71,528	7,398,141
Hormel Foods Corp.	130,487	4,542,253
J.M. Smucker Co.	59,238	7,586,018
Kellogg Co.	127,046	9,364,561

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	21

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
Kraft Heinz Co.	296,645	$25,903,041
McCormick & Co., Inc.	55,550	5,184,482
Mead Johnson Nutrition Co.	94,634	6,696,302
Mondelez International, Inc., Class A	771,221	34,188,227
Tyson Foods, Inc., Class A	143,629	8,859,037

		155,197,171
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	737,030	28,309,322
Baxter International, Inc.	236,367	10,480,513
Becton Dickinson & Co.	106,262	17,591,674
Boston Scientific Corp. (a)	682,965	14,772,533
C.R. Bard, Inc.	37,210	8,359,599
Cooper Cos., Inc. (c)	23,536	4,117,152
Dentsply Sirona, Inc.	112,516	6,495,549
Edwards Lifesciences Corp. (a)	107,404	10,063,755
Hologic, Inc. (a)	134,097	5,379,972
Intuitive Surgical, Inc. (a)	19,420	12,315,581
Medtronic PLC	686,827	48,922,687
St. Jude Medical, Inc.	143,674	11,521,218
Stryker Corp.	155,374	18,615,359
Varian Medical Systems, Inc. (a)(c)	45,091	4,048,270
Zimmer Biomet Holdings, Inc.	100,936	10,416,595

		211,409,779
Health Care Providers & Services — 2.6%
Aetna, Inc.	175,241	21,731,636
AmerisourceBergen Corp.	82,298	6,434,881
Anthem, Inc.	131,564	18,914,956
Cardinal Health, Inc.	161,190	11,600,844
Centene Corp. (a)	82,444	4,658,911
Cigna Corp.	129,097	17,220,249
DaVita, Inc. (a)	80,059	5,139,788
Envision Healthcare Corp. (a)(c)	56,653	3,585,568
Express Scripts Holding Co. (a)	309,349	21,280,118
HCA Holdings, Inc. (a)	147,873	10,945,560
Henry Schein, Inc. (a)	39,497	5,992,090
Humana, Inc.	74,808	15,263,076
Laboratory Corp. of America Holdings (a)	52,431	6,731,092
McKesson Corp.	113,336	15,918,041
Patterson Cos., Inc.	40,235	1,650,842
Quest Diagnostics, Inc.	67,128	6,169,063
UnitedHealth Group, Inc.	475,170	76,046,207
Universal Health Services, Inc., Class B	43,506	4,628,168

		253,911,090
Health Care Technology — 0.1%
Cerner Corp. (a)	153,298	7,261,726
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	209,037	10,882,466
Chipotle Mexican Grill, Inc. (a)	14,059	5,304,742
Darden Restaurants, Inc.	60,947	4,432,066
Marriott International, Inc., Class A	161,466	13,350,009
McDonald’s Corp.	414,977	50,511,000
Royal Caribbean Cruises Ltd.	85,737	7,033,864
Starbucks Corp.	728,104	40,424,334
Wyndham Worldwide Corp.	53,056	4,051,887
Wynn Resorts Ltd.	38,339	3,316,707
Yum! Brands, Inc.	175,992	11,145,573

		150,452,648

Common Stocks	Shares	Value
Household Durables — 0.5%
D.R. Horton, Inc.	163,589	$4,470,887
Garmin Ltd.	55,634	2,697,693
Harman International Industries, Inc.	33,696	3,745,647
Leggett & Platt, Inc.	64,547	3,155,057
Lennar Corp., Class A	103,147	4,428,101
Mohawk Industries, Inc. (a)	32,404	6,470,431
Newell Brands, Inc.	242,864	10,843,878
PulteGroup, Inc.	149,333	2,744,740
Whirlpool Corp.	38,547	7,006,688

		45,563,122
Household Products — 1.8%
Church & Dwight Co., Inc.	133,150	5,883,899
Clorox Co.	65,732	7,889,155
Colgate-Palmolive Co.	443,276	29,007,981
Kimberly-Clark Corp.	178,409	20,360,035
Procter & Gamble Co.	1,333,906	112,154,816

		175,295,886
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	318,258	3,698,158
NRG Energy, Inc.	152,241	1,866,475

		5,564,633
Industrial Conglomerates — 2.8%
3M Co.	299,845	53,543,322
Danaher Corp.	305,156	23,753,343
General Electric Co.	4,416,350	139,556,660
Honeywell International, Inc.	379,916	44,013,268
Roper Technologies, Inc.	51,309	9,393,652

		270,260,245
Insurance — 2.7%
Aflac, Inc.	205,738	14,319,365
Allstate Corp.	184,600	13,682,552
American International Group, Inc.	488,085	31,876,831
Aon PLC	131,982	14,719,952
Arthur J Gallagher & Co.	85,484	4,441,749
Assurant, Inc.	27,119	2,518,270
Chubb Ltd.	231,638	30,604,013
Cincinnati Financial Corp.	77,410	5,863,808
Hartford Financial Services Group, Inc.	186,374	8,880,721
Lincoln National Corp.	112,411	7,449,477
Loews Corp.	141,680	6,634,874
Marsh & McLennan Cos., Inc.	257,785	17,423,688
MetLife, Inc.	551,450	29,717,641
Principal Financial Group, Inc.	135,862	7,860,975
Progressive Corp.	292,168	10,371,964
Prudential Financial, Inc.	216,230	22,500,894
Torchmark Corp.	53,785	3,967,182
Travelers Cos., Inc.	142,438	17,437,260
Unum Group	113,303	4,977,401
Willis Towers Watson PLC	62,662	7,662,309
XL Group Ltd.	132,777	4,947,271

		267,858,197
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (a)	196,944	147,682,397
Expedia, Inc.	61,589	6,976,802
Netflix, Inc. (a)	214,409	26,543,834
Priceline Group, Inc. (a)	24,664	36,158,904
TripAdvisor, Inc. (a)	55,172	2,558,326

		219,920,263

See Notes to Financial Statements.

22	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Internet Software & Services — 4.2%
Akamai Technologies, Inc. (a)	84,370	$5,625,791
Alphabet, Inc., Class A (a)	147,798	117,122,525
Alphabet, Inc., Class C (a)	148,250	114,422,315
eBay, Inc. (a)	520,802	15,462,611
Facebook, Inc., Class A (a)	1,168,915	134,483,671
VeriSign, Inc. (a)(c)	44,853	3,411,968
Yahoo!, Inc. (a)	439,431	16,992,797

		407,521,678
IT Services — 3.6%
Accenture PLC, Class A	309,612	36,264,854
Alliance Data Systems Corp.	28,262	6,457,867
Automatic Data Processing, Inc.	224,960	23,121,389
Cognizant Technology Solutions Corp., Class A (a)	304,349	17,052,674
CSRA, Inc.	70,321	2,239,021
Fidelity National Information Services, Inc.	163,935	12,400,043
Fiserv, Inc. (a)(c)	109,751	11,664,336
Global Payments, Inc.	74,184	5,149,111
International Business Machines Corp.	431,865	71,685,271
Mastercard, Inc., Class A	475,653	49,111,172
Paychex, Inc.	161,376	9,824,571
PayPal Holdings, Inc. (a)	560,959	22,141,052
Teradata Corp. (a)	62,967	1,710,813
Total System Services, Inc.	79,893	3,917,154
Visa, Inc., Class A	932,984	72,791,412
Western Union Co.	235,515	5,115,386
Xerox Corp.	411,011	3,588,126

		354,234,252
Leisure Products — 0.1%
Hasbro, Inc.	54,501	4,239,633
Mattel, Inc.	165,011	4,546,053

		8,785,686
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	165,695	7,549,064
Illumina, Inc. (a)	73,845	9,455,114
Mettler-Toledo International, Inc. (a)	12,791	5,353,801
PerkinElmer, Inc.	52,828	2,754,980
Thermo Fisher Scientific, Inc.	197,497	27,866,827
Waters Corp. (a)	38,907	5,228,712

		58,208,498
Machinery — 1.5%
Caterpillar, Inc.	292,921	27,165,493
Cummins, Inc.	78,089	10,672,424
Deere & Co.	144,954	14,936,060
Dover Corp.	80,201	6,009,461
Flowserve Corp.	62,957	3,025,084
Fortive Corp.	152,436	8,175,143
Illinois Tool Works, Inc.	157,620	19,302,145
Ingersoll-Rand PLC	131,107	9,838,269
PACCAR, Inc.	176,612	11,285,507
Parker Hannifin Corp.	67,446	9,442,440
Pentair PLC	80,453	4,511,000
Snap-on, Inc.	30,107	5,156,426
Stanley Black & Decker, Inc.	76,773	8,805,095
Xylem, Inc.	86,523	4,284,619

		142,609,166

Common Stocks	Shares	Value
Media — 3.0%
CBS Corp., Class B	197,794	$12,583,654
Charter Communications, Inc., Class A (a)	108,108	31,126,455
Comcast Corp., Class A	1,189,563	82,139,325
Discovery Communications, Inc., Class A (a)(c)	72,862	1,997,148
Discovery Communications, Inc., Class C (a)	108,273	2,899,551
Interpublic Group of Cos., Inc.	194,178	4,545,707
News Corp., Class A	183,752	2,105,798
News Corp., Class B	53,983	636,999
Omnicom Group, Inc.	118,728	10,104,940
Scripps Networks Interactive, Inc., Class A	45,968	3,280,736
TEGNA, Inc.	103,491	2,213,673
Time Warner, Inc.	384,697	37,134,802
Twenty-First Century Fox, Inc., Class A	513,783	14,406,475
Twenty-First Century Fox, Inc., Class B	258,740	7,050,665
Viacom, Inc., Class B	178,557	6,267,351
Walt Disney Co.	730,897	76,174,085

		294,667,364
Metals & Mining — 0.3%
Arconic, Inc.	211,721	3,925,307
Freeport-McMoRan, Inc. (a)	628,531	8,290,324
Newmont Mining Corp.	268,012	9,131,169
Nucor Corp.	160,264	9,538,913

		30,885,713
Multi-Utilities — 1.3%
Alliant Energy Corp.	109,774	4,159,337
Ameren Corp.	124,636	6,538,405
CenterPoint Energy, Inc.	207,966	5,124,282
CMS Energy Corp.	144,104	5,997,608
Consolidated Edison, Inc.	152,303	11,221,685
Dominion Resources, Inc.	311,293	23,841,931
DTE Energy Co.	90,597	8,924,710
NiSource, Inc.	155,575	3,444,431
PG&E Corp.	251,300	15,271,501
Public Service Enterprise Group, Inc.	253,571	11,126,696
SCANA Corp.	69,011	5,057,126
Sempra Energy	125,244	12,604,556
WEC Energy Group, Inc.	159,093	9,330,804

		122,643,072
Multiline Retail — 0.5%
Dollar General Corp.	125,163	9,270,823
Dollar Tree, Inc. (a)	118,837	9,171,840
Kohl’s Corp.	87,034	4,297,739
Macy’s, Inc.	148,952	5,333,971
Nordstrom, Inc.	56,112	2,689,448
Target Corp.	282,654	20,416,099

		51,179,920
Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	279,768	19,508,223
Apache Corp.	190,008	12,059,808
Cabot Oil & Gas Corp.	224,608	5,246,843
Chesapeake Energy Corp. (a)(c)	360,538	2,530,977
Chevron Corp.	941,179	110,776,768
Cimarex Energy Co.	48,702	6,618,602
Concho Resources, Inc. (a)(c)	73,386	9,730,983
ConocoPhillips	619,874	31,080,482
Devon Energy Corp.	263,195	12,020,116
EOG Resources, Inc.	287,759	29,092,435

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	23

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	83,415	$5,455,341
Exxon Mobil Corp.	2,068,307	186,685,390
Hess Corp.	136,071	8,475,862
Kinder Morgan, Inc.	960,789	19,897,940
Marathon Oil Corp.	430,790	7,456,975
Marathon Petroleum Corp.	264,788	13,332,076
Murphy Oil Corp.	78,162	2,433,183
Newfield Exploration Co. (a)	95,901	3,883,990
Noble Energy, Inc.	217,450	8,276,147
Occidental Petroleum Corp.	381,881	27,201,384
ONEOK, Inc.	108,317	6,218,479
Phillips 66	221,451	19,135,581
Pioneer Natural Resources Co.	84,832	15,275,698
Range Resources Corp.	90,775	3,119,029
Southwestern Energy Co. (a)	238,278	2,578,168
Spectra Energy Corp.	349,671	14,367,981
Tesoro Corp.	57,648	5,041,318
Valero Energy Corp.	228,403	15,604,493
Williams Cos., Inc.	343,505	10,696,746

		613,801,018
Personal Products — 0.1%
Coty, Inc., Class A	228,226	4,178,818
Estee Lauder Cos., Inc., Class A	112,190	8,581,413

		12,760,231
Pharmaceuticals — 5.0%
Allergan PLC (a)	187,621	39,402,286
Bristol-Myers Squibb Co.	834,803	48,785,887
Eli Lilly & Co.	485,047	35,675,207
Endo International PLC (a)	95,736	1,576,772
Johnson & Johnson	1,356,654	156,300,107
Mallinckrodt PLC (a)	52,012	2,591,238
Merck & Co., Inc.	1,375,200	80,958,024
Mylan NV (a)	232,530	8,871,020
Perrigo Co. PLC	73,857	6,147,118
Pfizer, Inc.	3,027,659	98,338,364
Zoetis, Inc.	247,113	13,227,959

		491,873,982
Professional Services — 0.3%
Dun & Bradstreet Corp.	17,532	2,126,982
Equifax, Inc.	60,890	7,199,025
Nielsen Holdings PLC	171,360	7,188,552
Robert Half International, Inc.	62,841	3,065,384
Verisk Analytics, Inc. (a)	75,880	6,159,179

		25,739,122
Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	212,354	22,441,571
Apartment Investment & Management Co., Class A	75,625	3,437,156
AvalonBay Communities, Inc.	68,628	12,157,450
Boston Properties, Inc.	77,388	9,733,862
Crown Castle International Corp.	179,670	15,589,966
Digital Realty Trust, Inc. (c)	80,772	7,936,657
Equinix, Inc.	35,426	12,661,607
Equity Residential	183,227	11,792,490
Essex Property Trust, Inc.	33,329	7,748,992
Extra Space Storage, Inc.	60,740	4,691,557
Federal Realty Investment Trust	37,044	5,264,323

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
General Growth Properties, Inc. (c)	297,815	$7,439,419
HCP, Inc. (c)	239,156	7,107,716
Host Hotels & Resorts, Inc.	358,526	6,754,630
Kimco Realty Corp. (c)	218,694	5,502,341
Macerich Co.	58,257	4,126,926
Mid-America Apartment Communities, Inc.	54,815	5,367,485
Prologis, Inc.	263,681	13,919,720
Public Storage	74,310	16,608,285
Realty Income Corp. (c)	131,781	7,574,772
Simon Property Group, Inc.	156,119	27,737,663
SL Green Realty Corp.	52,195	5,613,572
UDR, Inc.	128,956	4,704,315
Ventas, Inc.	176,100	11,009,772
Vornado Realty Trust	86,770	9,056,185
Welltower, Inc.	180,783	12,099,806
Weyerhaeuser Co.	375,732	11,305,776

		269,384,014
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	155,277	4,889,673
Road & Rail — 0.9%
CSX Corp.	470,481	16,904,382
JB Hunt Transport Services, Inc.	42,440	4,119,651
Kansas City Southern	52,142	4,424,249
Norfolk Southern Corp.	147,455	15,935,462
Ryder System, Inc.	25,823	1,922,264
Union Pacific Corp.	412,010	42,717,197

		86,023,205
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	154,513	11,220,734
Applied Materials, Inc.	539,919	17,423,186
Broadcom Ltd.	198,108	35,019,551
First Solar, Inc. (a)(c)	37,428	1,201,065
Intel Corp.	2,366,056	85,816,851
KLA-Tencor Corp.	80,176	6,308,248
Lam Research Corp.	81,866	8,655,692
Linear Technology Corp.	121,943	7,603,146
Microchip Technology, Inc.	109,939	7,052,587
Micron Technology, Inc. (a)(c)	518,395	11,363,218
NVIDIA Corp.	269,061	28,719,571
Qorvo, Inc. (a)(c)	61,758	3,256,499
QUALCOMM, Inc.	737,238	48,067,918
Skyworks Solutions, Inc.	90,537	6,759,493
Texas Instruments, Inc.	497,937	36,334,463
Xilinx, Inc.	128,784	7,774,690

		322,576,912
Software — 4.3%
Activision Blizzard, Inc.	343,408	12,400,463
Adobe Systems, Inc. (a)	248,418	25,574,633
Autodesk, Inc. (a)	99,445	7,359,924
CA, Inc.	151,725	4,820,303
Citrix Systems, Inc. (a)	79,496	7,099,788
Electronic Arts, Inc. (a)	151,076	11,898,746
Intuit, Inc.	122,240	14,009,926
Microsoft Corp.	3,881,239	241,180,192
Oracle Corp.	1,497,178	57,566,494
Red Hat, Inc. (a)	87,447	6,095,056
salesforce.com, Inc. (a)	319,668	21,884,471
Symantec Corp.	313,290	7,484,498

		417,374,494

See Notes to Financial Statements.

24	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	37,829	$6,397,640
AutoNation, Inc. (a)	32,043	1,558,892
AutoZone, Inc. (a)	14,601	11,531,724
Bed Bath & Beyond, Inc.	74,541	3,029,346
Best Buy Co., Inc.	133,287	5,687,356
CarMax, Inc. (a)(c)	92,459	5,953,435
Foot Locker, Inc.	65,337	4,631,740
Gap, Inc.	105,828	2,374,780
Home Depot, Inc.	608,186	81,545,579
L Brands, Inc.	122,607	8,072,445
Lowe’s Cos., Inc.	435,464	30,970,200
O’Reilly Automotive, Inc. (a)(c)	47,319	13,174,083
Ross Stores, Inc.	200,556	13,156,474
Signet Jewelers Ltd.	36,503	3,440,773
Staples, Inc.	314,073	2,842,361
Tiffany & Co.	51,864	4,015,829
TJX Cos., Inc.	328,319	24,666,606
Tractor Supply Co.	64,544	4,893,081
Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,822	7,602,821
Urban Outfitters, Inc. (a)	42,988	1,224,298

		236,769,463
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	2,663,681	308,507,533
Hewlett Packard Enterprise Co.	832,702	19,268,724
HP, Inc.	861,177	12,779,867
NetApp, Inc.	134,562	4,746,002
Seagate Technology PLC	144,191	5,503,771
Western Digital Corp.	143,836	9,773,656

		360,579,553
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	134,695	4,717,019
Hanesbrands, Inc.	182,429	3,934,993
Michael Kors Holdings Ltd. (a)(c)	81,611	3,507,641
NIKE, Inc., Class B	670,860	34,099,814
PVH Corp.	38,741	3,495,988
Ralph Lauren Corp.	27,223	2,458,781
Under Armour, Inc., Class A (a)(c)	88,554	2,572,494

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C (a)	89,014	$2,240,482
VF Corp.	170,257	9,083,211

		66,110,423
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	150,154	2,906,981
Tobacco — 1.6%
Altria Group, Inc.	972,242	65,743,004
Philip Morris International, Inc.	774,646	70,872,363
Reynolds American, Inc.	413,533	23,174,389

		159,789,756
Trading Companies & Distributors — 0.2%
Fastenal Co.	147,701	6,938,993
United Rentals, Inc. (a)	41,492	4,380,725
W.W. Grainger, Inc.	26,843	6,234,287

		17,554,005
Water Utilities — 0.1%
American Water Works Co., Inc.	91,279	6,604,948
Total Long-Term Investments (Cost — $6,362,561,639) — 98.3%		9,622,612,344

Short-Term Securities
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (b)(d)(e)	67,939,998	67,953,586
BlackRock Cash Funds: Treasury, 0.45% SL Agency Shares (b)(d)	485,190,196	485,190,196
Total Short-Term Securities (Cost — $553,136,107) — 5.6%		553,143,782
Total Investments (Cost — $6,915,697,746) — 103.9%		10,175,756,126
Liabilities in Excess of Other Assets — (3.9)%		(383,997,124)

Net Assets — 100.0%		$9,791,759,002

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock, Inc.	48,211	13,830		(1,336)	60,705	$23,100,681	$506,541		$(19,246)
BlackRock Cash Funds: Institutional, SL Agency Shares	374,887,021	—		(306,947,023)[1]	67,939,998	67,953,586	1,382,685	[2]	589
BlackRock Cash Funds: Prime, SL Agency Shares[3]	26,986,879	—		(26,986,879)[1]	—	—	45,005	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	485,190,196	[4]	—	485,190,196	485,190,196	422,544		23,087
PNC Financial Services Group, Inc.	193,874	52,666		(3,573)	242,967	28,417,420	449,676		(32,786)
Total						$604,661,883	$2,806,451		$(28,356)

[1] Represents net shares sold.

[2] Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

3 No longer held by the Master Portfolio as of period end.
[4] Represents net shares purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	25

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1,945	S&P 500 E-Mini Index	March 2017	$217,470,450	$(1,593,506)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$1,593,506	—	—	—	$1,593,506

[1]    Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$31,507,247	—	—	—	$31,507,247
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$426,338	—	—	—	$426,338

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$289,535,633

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

26	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$9,622,612,344	—	—	$9,622,612,344
Short-Term Securities:
Money Market Funds	553,143,782	—	—	553,143,782

Total	$10,175,756,126	—	—	$10,175,756,126

Derivative Financial Instruments [2]
Liabilities:
Equity Contracts	$(1,593,506)	—	—	$(1,593,506)

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	27

Statement of Assets and Liabilities	S&P 500 Index Master Portfolio

December 31, 2016

Assets
Investments at value — unaffiliated (including securities loaned at value of $66,167,161)(cost — $6,331,483,196)	$9,571,094,243
Investments at value — affiliated (cost — $584,214,550)	604,661,883
Cash	505,291
Cash pledged for futures contracts	20,081,800
Receivables:
Dividends — unaffiliated	11,734,283
Dividends — affiliated	108,136
Securities lending income — affiliated	38,380
Contributions from investors	31,933

Total assets	10,208,255,949

Liabilities
Cash collateral on securities loaned at value	67,945,322
Payables:
Investments purchased	294,162,600
Withdrawals to investors	52,053,586
Variation margin on futures contracts	1,981,524
Investment advisory fees	277,345
Officer’s and Trustees’ fees	54,896
Professional fees	21,674

Total liabilities	416,496,947

Net Assets	$9,791,759,002

Net Assets Consist of
Investors’ capital	$6,533,294,128
Net unrealized appreciation (depreciation)	3,258,464,874

Net Assets	$9,791,759,002

See Notes to Financial Statements.

28	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Statement of Operations	S&P 500 Index Master Portfolio

Year Ended December 31, 2016

Investment Income
Dividends — unaffiliated	$174,201,452
Dividends — affiliated	2,324,945
Securities lending — affiliated — net	481,506
Foreign taxes withheld	(438,795)

Total investment income	176,569,108

Expenses
Investment advisory	3,288,651
Officer and Trustees	251,948
Professional	43,280
Miscellaneous	810

Total expenses	3,584,689
Less fees waived by the Manager	(518,820)

Total expenses after fees waived	3,065,869

Net investment income	173,503,239

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	34,602,669
Investments — affiliated	(51,443)
Futures contracts	31,507,247
Capital gain distributions from investment companies — affiliated	23,087

66,081,560

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	730,380,432
Investments — affiliated	7,580,127
Futures contracts	426,338

738,386,897

Net realized and unrealized gain	804,468,457

Net Increase in Net Assets Resulting from Operations	$977,971,696

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	29

Statements of Changes in Net Assets	S&P 500 Index Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$173,503,239	$134,064,606
Net realized gain	66,081,560	110,235,734
Net change in unrealized appreciation (depreciation)	738,386,897	(168,377,143)

Net increase in net assets resulting from operations	977,971,696	75,923,197

Capital Transactions
Proceeds from contributions	4,303,951,279	3,573,168,628
Value of withdrawals	(2,700,021,283)	(2,187,812,801)

Net increase in net assets derived from capital transactions	1,603,929,996	1,385,355,827

Net Assets
Total increase in net assets	2,581,901,692	1,461,279,024
Beginning of year	7,209,857,310	5,748,578,286

End of year	$9,791,759,002	$7,209,857,310

Financial Highlights	S&P 500 Index Master Portfolio

	Year Ended December 31,
	2016	2015	2014	2013	2012

Total Return
Total return	11.92%	1.35%	13.63%	32.33%	15.98%

Ratios to Average Net Assets
Total expenses	0.04%	0.05%	0.05%	0.05%	0.06%

Total expenses after fees waived and/or paid indirectly	0.04%	0.04%	0.05%	0.05%	0.05%

Net investment income	2.11%	2.00%	1.98%	2.08%	2.22%

Supplemental Data
Net assets, end of year (000)	$9,791,759	$7,209,857	$5,748,578	$5,271,130	$1,717,932

Portfolio turnover rate	4%	2%	3%	2%	10%

See Notes to Financial Statements.

30	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements	S&P 500 Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	31

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

32	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$58,081	$(58,081)	—
BNP Paribas S.A.	14,178,991	(14,178,991)	—
Citigroup Global Markets, Inc	5,757,204	(5,757,204)	—
Credit Suisse Securities (USA) LLC	7,773,742	(7,773,742)	—
Goldman Sachs & Co	10,457,031	(10,457,031)	—
JP Morgan Securities LLC	14,045,411	(14,045,411)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	5,512,518	(5,512,518)	—
Scotia Capital Inc	333,384	(333,384)	—
State Street Bank & Trust Co	5,813,447	(5,813,447)	—
UBS Securities LLC	2,237,352	(2,237,352)	—

Total	$66,167,161	$(66,167,161)	—

[1]

Cash collateral with a value of $67,945,322 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	33

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in the value of equity securities (equity risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory and Administration: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $223,592.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of Master Portfolio’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice.

The fees and expenses of the MIP trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid

34	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2017. For the year ended December 31, 2016, the amount waived was $295,228.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective March 9, 2015, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. For the period January 1, 2015 through March 8, 2015, BTC could lend securities with respect to the Master Portfolio only when the difference between the borrower rebate rate and the risk free rate exceeded a certain level, and the Master Portfolio retained 80% (85% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio paid BTC $185,979 in total for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any in net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$137,236,845	$32,401,956	$(11,815,017)

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments, excluding short-term securities, were $2,443,151,828 and $281,881,787, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	35

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,609,249,538

Gross unrealized appreciation	$3,727,444,490
Gross unrealized depreciation	(160,937,902)

Net unrealized appreciation	$3,566,506,588

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market,

36	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	S&P 500 Index Master Portfolio

issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	37

Report of Independent Registered Public Accounting Firm	S&P 500 Index Master Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of S&P 500 Index Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 16, 2017

38	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	39

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 16, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

40	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	41

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2016	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Total International ex U.S. Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016

Investment Objective

BlackRock Total International ex U.S. Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended December 31, 2016, the Fund’s Institutional Shares returned 4.31%, Investor A Shares returned 4.07% and Class K Shares returned 4.37%. The benchmark MSCI ACWI ex USA Index returned 4.50% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The year had its worst monthly start since 2008 as the markets struggled with weakness in China and plunging oil prices. Performance declined early in the reporting period as concerns about the slowing global economy rattled developed markets globally. Oil price stability toward the end of the first quarter helped decrease global volatility and fuel the recovery as well.

•

Performance of equity indexes was mixed in the second quarter amid recovering oil prices, uncertainty about a potential Federal Reserve (the “Fed”) rate hike and the U.K.’s referendum on European Union (“EU”) membership. The U.K.’s decision to leave the EU shocked investors globally and resulted in a sharp two-day selloff, after which developed markets rallied into the end of the month and recovered much of the losses.

•

Global equity markets broadly rallied during the third quarter as the Fed kept rates unchanged, Japan announced additional fiscal and monetary stimulus, and the Bank of England cut rates. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•

Developed markets rallied in the last quarter of the year as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors. The year ended with a global equity rally, as strong global economic data and continued optimism around president-elect Trump’s reflationary policies, outweighed the effects of the European Central Bank’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI ACWI ex USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expense, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.

[3]	The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

[4]	Commencement of operations.

Performance Summary for the Period Ended December 31, 2016

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	5 Years	Since Inception[6]
Institutional	4.37%	4.31%	4.43%	0.32%
Investor A	4.26	4.07	4.14	0.06
Class K	4.41	4.37	4.91	0.75
MSCI ACWI ex USA Index	5.57	4.50	5.00	1.08

[5]	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on June 30, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,043.70	$0.82	$1,000.00	$1,024.33	$0.81	0.16%
Investor A	$1,000.00	$1,042.60	$2.11	$1,000.00	$1,023.08	$2.08	0.41%
Class K	$1,000.00	$1,044.10	$0.57	$1,000.00	$1,024.58	$0.56	0.11%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Statement of Assets and Liabilities	BlackRock Total International ex U.S. Index Fund

December 31, 2016

Assets
Investments at value — Master Portfolio (cost — $426,810,521)	$427,332,913
Receivables:
Capital shares sold	4,575,381
From the Administrator	16,266
Prepaid expenses	23,850

Total assets	431,948,410

Liabilities
Payables:
Contributions to the Master Portfolio	3,896,613
Capital shares redeemed	678,768
Service fees	52,328
Professional fees	36,328
Administration fees	3,261
Other accrued expenses	49,472

Total liabilities	4,716,770

Net Assets	$427,231,640

Net Assets Consist of
Paid-in capital	$430,781,333
Distributions in excess of net investment income	(330,185)
Accumulated net realized loss allocated from the Master Portfolio	(3,741,900)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	522,392

Net Assets	$427,231,640

Institutional — Based on net assets of $76,001,282 and 9,866,313 shares outstanding, unlimited shares authorized, no par value	$7.70

Investor A — Based on net assets of $247,732,013 and 32,240,609 shares outstanding, unlimited shares authorized, no par value	$7.68

Class K — Based on net assets of $103,498,345 and 13,064,862 shares outstanding, unlimited shares authorized, no par value	$7.92

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	7

Statement of Operations	BlackRock Total International ex U.S. Index Fund

Year Ended December 31, 2016

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$8,760,390
Securities lending — affiliated — net	134,137
Dividends — affiliated	7,724
Expenses	(221,302)
Foreign taxes withheld	(1,064,756)
Fees waived	2,148

Total investment income	7,618,341

Fund Expenses
Administration	27,308
Service and Distribution — class specific	417,976
Transfer agent — class specific	128,803
Registration	65,242
Professional	41,844
Printing	16,025
Recoupment of past fees waived and/or reimbursed	3,261
Recoupment of past fees waived and/or reimbursed — class specific	2,790
Officer	13
Miscellaneous	10,483

Total expenses	713,745
Less:
Fees waived by the Administrator	(21,545)
Fees reimbursed by the Administrator	(48,527)
Transfer agent fees waived and/or reimbursed — class specific	(33,529)

Total expenses after fees waived and/or reimbursed	610,144

Net investment income	7,008,197

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments, futures contracts and foreign currency transactions (net of $670 foreign capital gains tax)	2,730,185

Net change in unrealized appreciation on investments, futures contracts and foreign currency translations	3,278,725

Net realized and unrealized gain	6,008,910

Net Increase in Net Assets Resulting from Operations	$13,017,107

See Notes to Financial Statements.

8	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Statements of Changes in Net Assets	BlackRock Total International ex U.S. Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$7,008,197	$1,505,163
Net realized gain (loss)	2,730,185	1,963,965
Net change in unrealized appreciation (depreciation)	3,278,725	(6,722,869)

Net increase (decrease) in net assets resulting from operations	13,017,107	(3,253,741)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,271,110)	(571,448)
Investor A	(3,962,291)	(900,995)
Class K	(1,899,693)	(149,505)
From net realized gain:
Institutional	(588,534)	(493,712)
Investor A	(2,049,998)	(1,217,105)
Class K	(816,291)	(107,430)

Decrease in net assets resulting from distributions to shareholders	(10,587,917)	(3,440,195)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	232,611,891	174,864,697

Net Assets
Total increase in net assets	235,041,081	168,170,761
Beginning of year	192,190,559	24,019,798

End of year	$427,231,640	$192,190,559

Distributions in excess of net investment income, end of year	$(330,185)	$(205,288)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	9

Financial Highlights	BlackRock Total International ex U.S. Index Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$7.65	$8.43	$10.06	$9.06	$8.13

Net investment income[1]	0.21	0.21	0.30	0.22	0.17
Net realized and unrealized gain (loss)	0.12	(0.69)	(0.75)	1.02	1.16

Net increase (decrease) from investment operations	0.33	(0.48)	(0.45)	1.24	1.33

Distributions:[2]
From net investment income	(0.21)	(0.17)	(0.29)	(0.24)	(0.40)
From net realized gain	(0.07)	(0.13)	(0.89)	—	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.28)	(0.30)	(1.18)	(0.24)	(0.40)

Net asset value, end of year	$7.70	$7.65	$8.43	$10.06	$9.06

Total Return[4]
Based on net asset value	4.31%	(5.89)%	(4.78)%	13.94%	16.61%

Ratios to Average Net Assets[5]
Total expenses[6]	0.19%	0.45%	0.83% [7]	1.25%	0.75%

Total expenses after fees waived and/or reimbursed[6]	0.16%	0.17%	0.21% [7]	0.35%	0.34%

Net investment income[6]	2.74%	2.49%	3.00% [7]	2.35%	1.95%

Supplemental Data
Net assets, end of year (000)	$76,001	$40,716	$17,380	$15,013	$9,602

Portfolio turnover rate of the Master Portfolio	15%	6%	49%	36%	42%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.03%	0.01%	0.08%

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

10	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock Total International ex U.S. Index Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$7.63	$8.41	$10.06	$9.06	$8.13

Net investment income[1]	0.19	0.13	0.22	0.21	0.19
Net realized and unrealized gain (loss)	0.12	(0.62)	(0.71)	1.00	1.12

Net increase (decrease) from investment operations	0.31	(0.49)	(0.49)	1.21	1.31

Distributions:[2]
From net investment income	(0.19)	(0.16)	(0.27)	(0.21)	(0.38)
From net realized gain	(0.07)	(0.13)	(0.89)	—	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.26)	(0.29)	(1.16)	(0.21)	(0.38)

Net asset value, end of year	$7.68	$7.63	$8.41	$10.06	$9.06

Total Return[4]
Based on net asset value	4.07%	(6.05)%	(5.19)%	13.63%	16.31%

Ratios to Average Net Assets[5]
Total expenses[6]	0.46%	0.43%	1.30% [7]	1.91%	1.88%

Total expenses after fees waived and/or reimbursed[6]	0.41%	0.38%	0.46% [7]	0.64%	0.63%

Net investment income[6]	2.48%	1.63%	2.28% [7]	2.21%	2.18%

Supplemental Data
Net assets, end of year (000)	$247,732	$144,177	$372	$65	$39

Portfolio turnover rate of the Master Portfolio	15%	6%	49%	36%	42%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.03%	0.01%	0.16%

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	11

Financial Highlights (concluded)	BlackRock Total International ex U.S. Index Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$7.86	$8.65	$10.30	$9.27	$8.13

Net investment income[1]	0.21	0.23	0.19	0.23	0.28
Net realized and unrealized gain (loss)	0.13	(0.71)	(0.65)	1.04	1.27

Net increase (decrease) from investment operations	0.34	(0.48)	(0.46)	1.27	1.55

Distributions:[2]
From net investment income	(0.21)	(0.18)	(0.30)	(0.24)	(0.41)
From net realized gain	(0.07)	(0.13)	(0.89)	—	—
From return of capital	—	—	—	—	(0.00)[3]

Total distributions	(0.28)	(0.31)	(1.19)	(0.24)	(0.41)

Net asset value, end of year	$7.92	$7.86	$8.65	$10.30	$9.27

Total Return[4]
Based on net asset value	4.37%	(5.83)%	(4.84)%	13.96%	19.25%

Ratios to Average Net Assets[5]
Total expenses[6]	0.14%	0.46%	0.81% [7]	1.36%	1.80%

Total expenses after fees waived and/or reimbursed[6]	0.11%	0.13%	0.15% [7]	0.34%	0.33%

Net investment income[6]	2.68%	2.71%	2.02% [7]	2.40%	3.31%

Supplemental Data
Net assets, end of year (000)	$103,498	$7,297	$6,267	$80	$50

Portfolio turnover rate of the Master Portfolio	15%	6%	49%	36%	42%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.03%	0.01%	0.29%

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

12	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements	BlackRock Total International ex U.S. Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock Total International ex U.S. Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2016, the percentage of the Master Portfolio owned by the Fund was 42.7%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BAL, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	13

Notes to Financial Statements (continued)	BlackRock Total International ex U.S. Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the year ended December 31, 2016, BAL waived and/or reimbursed $21,545.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended December 31, 2016, the class specific service and distribution fees borne directly by Investor A Shares was $417,976.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended December 31, 2016, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$176	$1,084	$7	$1,267

For the year ended December 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$20,475	$107,383	$945	$128,803

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
0.16%	0.41%	0.11%

Prior to October 5, 2016, the expense limitations as a percentage of average daily net assets were as follows:

Institutional	Investor A	Class K
0.17%	0.42%	0.12%

BAL has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2018, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.

14	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Total International ex U.S. Index Fund

These amounts waived and/or reimbursed are shown as fees reimbursed by the administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. Fees reimbursed and class specific expense waivers and/or reimbursements are as follows:

Fees reimbursed by the administrator

Institutional	Investor A	Class K	Total
$8,966	$31,280	$8,281	$48,527

Transfer agent fees waived and/or reimbursed

Institutional	Investor A	Class K	Total
$634	$32,168	$727	$33,529

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the expense cap for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which BAL becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse BAL shall be calculated by reference to the expense cap for that share class in effect at the time BAL became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended December 31, 2016, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Fund Level	Institutional	Investor A	Class K
$3,261	$2,307	$465	$18

On December 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2017	2018
Fund level	$115,753	$70,072
Institutional	$—	$634
Investor A	$—	$32,168
Class K	$—	$727

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Administrator, expired on December 31, 2016:

Fund Level
$98,913

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	15

Notes to Financial Statements (continued)	BlackRock Total International ex U.S. Index Fund

The Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33  1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2016, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	2016	2015
Ordinary income	$9,036,649	$2,079,999
Long-term capital gains	1,551,268	1,360,196

Total	$10,587,917	$3,440,195

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$106,418
Qualified late-year losses	(232,420)
Net unrealized gains (losses)[1]	(3,423,691)

Total	$(3,549,693)

[1]	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,367,264	$48,657,164	3,607,468	$29,199,121
Shares issued in reinvestment of distributions	241,230	1,849,084	124,878	1,009,206
Shares redeemed	(2,063,411)	(15,727,749)	(474,006)	(3,845,526)

Net increase	4,545,083	$34,778,499	3,258,340	$26,362,801

Investor A
Shares sold	15,959,069	$122,888,120	19,293,545	$150,340,411
Shares issued in reinvestment of distributions	786,744	6,012,289	275,490	2,118,100
Shares redeemed	(3,395,147)	(25,937,946)	(723,364)	(5,709,494)

Net increase	13,350,666	$102,962,463	18,845,671	$146,749,017

16	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	BlackRock Total International ex U.S. Index Fund

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class K
Shares sold	12,867,026	$100,673,978	485,159	$4,219,483
Shares issued in reinvestment of distributions	344,410	2,715,984	30,429	256,936
Shares redeemed	(1,074,617)	(8,519,033)	(312,244)	(2,723,540)

Net increase	12,136,819	$94,870,929	203,344	$1,752,879

Total Net Increase	30,032,568	$232,611,891	22,307,355	$174,864,697

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	17

Report of Independent Registered Public Accounting Firm	BlackRock Total International ex U.S. Index Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock Total International ex U.S. Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Total International ex U.S Index Fund (the “Fund”), a series of BlackRock Funds III, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the taxable year ended December 31, 2016.

	Payable Dates
Qualified Dividend Income for Individuals[1]	Quarterly	77.28%
Foreign Source Income[2]	Quarterly	72.25%

Foreign Taxes Paid Per Share[3]	3/30/2016	$0.005266
	6/29/2016	$0.008960
	9/29/2016	$0.005678
	12/15/2016	$0.003179

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of distributions grossed up for foreign taxes.

[3]

The foreign taxes paid represent taxes paid by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $0.009035 and $0.023074 per share to shareholders on record June 29, 2016 and December 15, 2016, respectively.

18	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Master Portfolio Information	Total International ex U.S. Index Master Portfolio

As of December 31, 2016

Ten Largest Holdings	Percent of Net Assets

Nestlé SA, Registered Shares	1%
HSBC Holdings PLC	1
Novartis AG, Registered Shares	1
Roche Holding AG	1
Toyota Motor Corp.	1
Samsung Electronics Co. Ltd.	1
Tencent Holding LTD	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
Royal Dutch Shell PLC, Class A	1
BP PLC	1

Geographic Allocation	Percent of Net Assets

Japan	17%
United Kingdom	11
United States	9
Canada	7
France	7
Germany	6
Switzerland	6
Australia	5
China	5
Netherlands	4
South Korea	3
Hong Kong	3
Taiwan	3
Spain	2
Sweden	2
India	2
Brazil	2
Other[1]	14
Liabilities in Excess of Other Assets	(8)

[1]

Other includes a 1% or less holding in each of the following countries: Austria, Belgium, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, Greece, Hungary, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Singapore, South Africa, Thailand, Turkey and United Arab Emirates.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	19

Schedule of Investments December 31, 2016	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.1%
AGL Energy Ltd.	42,096	$669,766
Alumina Ltd.	163,866	214,270
Amcor Ltd.	61,970	666,972
AMP Ltd. (a)	174,018	631,136
APA Group (a)(b)	66,494	410,488
Aristocrat Leisure Ltd.	27,113	302,489
ASX Ltd.	11,763	421,410
Aurizon Holdings Ltd.	104,377	379,496
AusNet Services	164,117	186,831
Australia & New Zealand Banking Group Ltd. (a)	169,726	3,715,501
Bank of Queensland Ltd.	19,847	169,613
Bendigo & Adelaide Bank Ltd.	28,052	256,613
BHP Billiton Ltd. (a)	186,874	3,347,816
Boral Ltd.	92,418	359,791
Brambles Ltd.	85,150	759,885
Caltex Australia Ltd.	14,445	316,716
Challenger Ltd. (a)	31,089	251,196
CIMIC Group Ltd.	10,867	273,426
Coca-Cola Amatil Ltd.	33,925	247,414
Cochlear Ltd.	3,188	281,375
Commonwealth Bank of Australia (a)	96,638	5,732,958
Computershare Ltd. (a)	29,614	265,699
Crown Resorts Ltd. (a)	24,040	200,357
CSL Ltd.	25,149	1,818,771
Dexus Property Group	50,587	350,932
Domino’s Pizza Enterprises Ltd.	3,497	163,531
DUET Group (a)(b)	175,663	346,905
Flight Centre Travel Group Ltd. (a)	1,384	31,191
Fortescue Metals Group Ltd.	88,953	371,735
Goodman Group	90,279	463,639
GPT Group	85,677	310,625
Harvey Norman Holdings Ltd. (a)	53,399	197,856
Healthscope Ltd. (a)	82,216	135,529
Incitec Pivot Ltd. (a)	96,223	248,985
Insurance Australia Group Ltd. (a)	143,357	618,202
Lend Lease Group (b)	31,290	328,812
Macquarie Group Ltd.	17,178	1,076,064
Medibank Pvt Ltd.	149,927	304,601
Mirvac Group (a)	310,098	476,215
National Australia Bank Ltd.	153,287	3,385,877
Newcrest Mining Ltd.	43,527	624,136
Oil Search Ltd. (a)	68,503	352,569
Orica Ltd. (a)	17,936	227,951
Origin Energy Ltd.	106,906	505,799
Qantas Airways Ltd.	21,423	51,319
QBE Insurance Group Ltd.	83,136	742,799
Ramsay Health Care Ltd. (a)	7,590	373,175
REA Group Ltd.	6,650	264,272
Rio Tinto Ltd. (a)	22,393	959,340
Santos Ltd.	81,201	233,910
Scentre Group	288,676	966,338
Seek Ltd.	19,975	213,935

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	20,252	$311,678
South32 Ltd.	304,116	598,668
Stockland	120,177	397,026
Suncorp Group Ltd.	74,741	727,763
Sydney Airport (b)	56,475	243,771
Tabcorp Holdings Ltd.	54,398	188,462
Tatts Group Ltd.	103,429	333,286
Telstra Corp. Ltd.	240,534	883,885
TPG Telecom Ltd. (a)	14,159	69,509
Transurban Group (a)(b)	107,552	800,434
Treasury Wine Estates Ltd.	48,858	375,846
Vicinity Centres	174,986	377,360
Vocus Communications Ltd.	39,036	108,705
Wesfarmers Ltd.	64,983	1,972,359
Westfield Corp.	107,826	729,059
Westpac Banking Corp. (a)	188,170	4,417,083
Woodside Petroleum Ltd. (a)	44,388	994,214
Woolworths Ltd. (a)	71,434	1,239,925

		50,975,264
Austria — 0.1%
Andritz AG	5,013	251,220
Erste Group Bank AG (c)	18,246	533,461
OMV AG	7,068	249,173
Raiffeisen Bank International AG (c)	4,478	81,630
Voestalpine AG	7,675	300,117

		1,415,601
Belgium — 0.8%
Ageas	13,631	538,790
Anheuser-Busch InBev SA	43,455	4,599,451
Colruyt SA (a)	3,569	176,398
Groupe Bruxelles Lambert SA	5,221	437,425
KBC Group NV	14,237	879,673
Proximus	7,467	214,652
Solvay SA	4,091	478,265
Telenet Group Holding NV (c)	1,997	110,687
UCB SA (a)	6,867	439,357
Umicore SA	5,610	319,161

		8,193,859
Brazil — 1.7%
Ambev SA	263,763	1,329,067
Banco Bradesco SA — ADR	48,715	436,155
Banco Bradesco SA, Preference Shares	152,586	1,359,571
Banco do Brasil SA	49,100	423,762
Banco Santander Brasil SA	46,616	422,949
BB Seguridade Participacoes SA	38,243	332,527
BM&FBovespa SA	105,100	532,814
BR Malls Participacoes SA (c)	17,810	65,391
Braskem SA, Preference A Shares	11,000	115,756
BRF SA	35,100	520,348
CCR SA	55,500	272,154

Portfolio Abbreviations

ADR	American Depositary Receipts	NVDR	Non-voting Depository Receipts	PCL	Public Company Limited
CVA	Certificaten Van Aandelen (Dutch Certificate)	OJSC	Open Joint Stock Company	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company	S&P	Standard and Poor’s
MSCI	Morgan Stanley Capital International

See Notes to Financial Statements.

20	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
Centrais Eletricas Brasileiras SA (c)	14,343	$100,520
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares (c)	13,700	108,979
CETIP SA — Mercados Organizado	9,411	128,961
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	11,446	192,543
Cia Energetica de Minas Gerais, Preference Shares	24,313	57,595
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	96,673
Cielo SA	57,998	496,993
Companhia de Saneamento Basico do Estado de Sao Paulo	36,474	322,637
Companhia Siderurgica Nacional SA (c)	48,700	162,348
Cosan SA Industria e Comercio	1,800	21,099
CPFL Energia SA	34,186	264,795
Duratex SA (c)	5,621	11,744
EDP — Energias do Brasil SA	900	3,705
Embraer SA	37,700	185,332
Engie Brasil Energia SA	4,600	49,467
Equatorial Energia SA	13,600	227,314
Fibria Celulose SA	10,300	100,921
Gerdau SA, Preference Shares	62,500	207,392
Hypermarcas SA	19,300	154,948
Itau Unibanco Holding SA, Preference Shares	193,025	2,007,526
Itausa — Investimentos Itau SA, Preference Shares	249,383	634,434
JBS SA	31,400	109,983
Klabin SA, Preference Shares	22,200	120,866
Kroton Educacional SA	79,368	325,061
Localiza Rent a Car SA	10,740	112,921
Lojas Americanas SA	7,200	27,586
Lojas Americanas SA, Preference Shares	35,184	183,774
Lojas Renner SA	59,435	423,114
M Dias Branco SA	1,500	53,005
Multiplan Empreendimentos Imobiliarios SA	4,600	83,924
Natura Cosmeticos SA	8,200	57,997
Odontoprev SA	600	2,323
Petroleo Brasileiro SA (c)	164,300	855,146
Petroleo Brasileiro SA, Preference Shares (c)	217,722	994,723
Porto Seguro SA	4,400	36,366
Qualicorp SA	8,500	50,273
Raia Drogasil SA	9,300	174,845
Rumo Logistica Operadora Multimodal SA (c)	53,100	100,173
Sul America SA	8,738	48,325
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	59,336
Telefonica Brasil SA, Preference Shares	25,700	348,068
Tim Participacoes SA	41,040	98,732
Ultrapar Participacoes SA	18,600	391,179
Vale SA	65,800	519,170
Vale SA, Preference Shares	114,000	817,513
WEG SA	18,720	89,151

		17,429,974
Canada — 7.0%
Agnico Eagle Mines Ltd.	12,637	531,306
Agrium, Inc. (a)	7,173	721,013
Alimentation Couche Tard, Inc., Class B	27,387	1,241,813
AltaGas Ltd.	10,487	264,782
ARC Resources Ltd.	22,432	386,105
Atco Ltd. Class I	2,968	98,723
Bank of Montreal	36,572	2,630,438
Bank of Nova Scotia	67,607	3,764,421

Common Stocks	Shares	Value
Canada (continued)
Barrick Gold Corp.	65,604	$1,050,035
BCE, Inc.	9,423	407,267
BlackBerry Ltd. (c)	30,297	208,501
Bombardier, Inc., Class B (c)	127,918	205,789
Brookfield Asset Management, Inc., Class A	48,474	1,599,373
CAE, Inc.	17,287	241,798
Cameco Corp.	17,020	177,977
Canadian Imperial Bank of Commerce	21,597	1,762,311
Canadian National Railway Co.	47,013	3,163,963
Canadian Natural Resources Ltd.	62,203	1,982,398
Canadian Pacific Railway Ltd.	8,191	1,168,635
Canadian Tire Corp. Ltd., Class A	4,121	427,462
Canadian Utilities Ltd., Class A	9,258	249,542
CCL Industries, Inc., Class B	1,374	269,960
Cenovus Energy, Inc.	47,848	723,431
CGI Group, Inc., Class A (c)	12,922	620,187
CI Financial Corp.	11,539	248,115
Constellation Software, Inc.	1,101	500,311
Crescent Point Energy Corp.	30,179	410,209
Dollarama, Inc.	6,920	507,049
Eldorado Gold Corp. (c)	17,582	56,570
Element Fleet Management Corp.	19,100	177,251
Empire Co. Ltd., Class A	12,024	140,779
Enbridge, Inc.	55,271	2,325,857
Encana Corp.	57,010	669,182
Fairfax Financial Holdings Ltd.	1,258	607,614
Finning International, Inc.	7,357	144,055
First Capital Realty, Inc.	10,928	168,236
First Quantum Minerals Ltd.	39,396	391,715
Fortis, Inc.	25,222	778,836
Franco-Nevada Corp.	9,282	554,991
George Weston Ltd.	3,435	290,606
Gildan Activewear, Inc. (a)	13,076	332,001
Goldcorp, Inc.	47,698	649,402
Great-West Lifeco, Inc.	17,087	447,585
H&R Real Estate Investment Trust	11,922	198,633
Husky Energy, Inc. (c)	15,100	183,204
Hydro One Ltd. (d)	13,003	228,362
IGM Financial, Inc. (a)	4,062	115,569
Imperial Oil Ltd.	16,836	585,714
Industrial Alliance Insurance & Financial Services, Inc.	6,144	244,314
Intact Financial Corp.	7,844	561,433
Inter Pipeline Ltd.	18,400	406,194
Jean Coutu Group PJC, Inc., Class A	3,208	49,984
Keyera Corp.	8,330	251,020
Kinross Gold Corp. (c)	76,176	237,722
Linamar Corp.	5,267	226,309
Loblaw Cos. Ltd.	13,112	691,807
Magna International, Inc.	21,261	923,186
Manulife Financial Corp. (a)	109,960	1,958,175
Methanex Corp.	4,533	198,822
Metro, Inc.	13,402	400,867
National Bank of Canada	19,317	784,535
Onex Corp.	5,499	374,259
Open Text Corp.	7,222	446,020
Pembina Pipeline Corp.	22,045	688,942
Peyto Exploration & Development Corp.	10,662	263,721
Potash Corp. of Saskatchewan, Inc.	54,014	977,172
Power Corp. of Canada	21,464	480,388

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	21

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Canada (continued)
Power Financial Corp. (a)	12,359	$308,917
PrairieSky Royalty Ltd.	13,775	327,690
Restaurant Brands International, Inc.	13,992	666,435
RioCan Real Estate Investment Trust	12,689	251,672
Rogers Communications, Inc., Class B	20,477	789,859
Royal Bank of Canada	83,893	5,677,844
Saputo, Inc.	14,262	504,664
Seven Generations Energy Ltd. (c)	12,030	280,534
Shaw Communications, Inc., Class B	24,107	483,702
Silver Wheaton Corp.	23,967	463,042
SNC-Lavalin Group, Inc. (a)	9,239	397,663
Sun Life Financial, Inc. (a)	34,533	1,325,868
Suncor Energy, Inc.	92,110	3,011,678
Teck Resources Ltd., Class B	33,629	673,006
TELUS Corp.	8,212	261,470
Thomson Reuters Corp.	18,813	823,336
Toronto-Dominion Bank	103,727	5,115,854
Tourmaline Oil Corp. (c)	10,430	278,957
TransCanada Corp. (a)	50,331	2,269,421
Turquoise Hill Resources Ltd. (c)	39,981	128,342
Valeant Pharmaceuticals International, Inc. (c)	16,850	244,345
Veresen, Inc.	19,009	185,609
Vermilion Energy, Inc.	6,754	284,165
West Fraser Timber Co. Ltd.	2,687	96,081
Yamana Gold, Inc.	84,936	238,490

		69,862,590
Chile — 0.3%
AES Gener SA	90,837	32,441
Aguas Andinas SA, Class A	76,400	39,778
Banco de Chile	1,416,149	165,973
Banco de Credito e Inversiones	747	37,801
Banco Santander Chile SA	5,975,858	332,431
Cencosud SA	119,917	336,568
Colbun SA	466,420	91,767
Companhia Cervecerias Unidas SA	4,404	45,993
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	34,292
Empresa Nacional de Electricidad SA	204,788	135,119
Empresa Nacional de Telecomunicaciones SA (c)	2,032	21,561
Empresas CMPC SA	148,454	303,515
Empresas COPEC SA	24,294	232,800
Enersis Chile SA	1,181,655	109,398
Enersis SA	1,755,061	285,272
Itau CorpBanca	2,375,874	19,928
Latam Airlines Group SA (c)	19,853	167,273
SACI Falabella	35,710	282,542
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	7,100	202,348

		2,876,800
China — 5.0%
58.com, Inc. — ADR (a)(c)	7,840	219,520
AAC Technologies Holdings, Inc. (a)	39,500	357,544
Agricultural Bank of China Ltd., Class H	1,380,000	563,201
Air China Ltd., Class H	62,000	39,384
Alibaba Group Holding Ltd. — ADR (a)(c)	64,606	5,673,053
Aluminum Corp. of China Ltd., Class H (a)(c)	526,000	215,445
Anhui Conch Cement Co. Ltd., Class H	79,500	215,142
ANTA Sports Products Ltd.	81,000	240,717
AviChina Industry & Technology Co. Ltd., Class H	116,000	79,572
Baidu, Inc. — ADR (c)	16,377	2,692,543

Common Stocks	Shares	Value
China (continued)
Bank of China Ltd., Class H	4,465,000	$1,968,734
Bank of Communications Co. Ltd., Class H	470,700	338,525
Beijing Capital International Airport Co. Ltd., Class H	100,000	100,802
Byd Co. Ltd., Class H (a)	41,500	217,535
CGN Power Co. Ltd. (a)(d)	546,000	149,222
China Cinda Asset Management Co. Ltd.	681,000	245,217
China CITIC Bank Corp. Ltd., Class H	448,000	283,488
China Coal Energy Co. Ltd., Class H (a)(c)	107,000	50,485
China Communications Construction Co. Ltd., Class H	239,000	273,156
China Communications Services Corp. Ltd., Class H	44,000	27,956
China Conch Venture Holdings Ltd.	92,500	164,277
China Construction Bank Corp., Class H	4,673,000	3,578,723
China Everbright Bank Co. Ltd., Class H	58,000	26,314
China Evergrande Group (a)	286,000	177,267
China Galaxy Securities Co. Ltd., Class H	132,500	118,777
China Huarong Asset Management Co. Ltd. (c)(d)	623,000	223,765
China Huishan Dairy Holdings Co. Ltd. (a)	338,000	131,091
China Life Insurance Co. Ltd., Class H	435,000	1,124,453
China Longyuan Power Group Corp., Class H	125,000	97,131
China Medical System Holdings Ltd.	109,000	172,087
China Mengniu Dairy Co. Ltd.	170,000	325,967
China Merchants Bank Co. Ltd., Class H	209,078	487,599
China Minsheng Banking Corp. Ltd., Class H	306,400	326,029
China National Building Material Co. Ltd., Class H	132,000	63,926
China Oilfield Services Ltd., Class H (a)	64,000	59,070
China Pacific Insurance Group Co. Ltd., Class H	141,800	490,882
China Petroleum & Chemical Corp. Class H	1,448,400	1,020,061
China Railway Construction Corp. Ltd., Class H	72,000	92,264
China Railway Group Ltd., Class H	230,000	187,948
China Resources Gas Group Ltd.	48,000	134,473
China Shenhua Energy Co. Ltd., Class H	179,500	335,524
China Southern Airlines Co. Ltd., Class H	48,000	24,837
China Telecom Corp. Ltd., Class H	754,000	345,867
China Unicom Hong Kong Ltd.	340,000	393,502
China Vanke Co. Ltd., Class H	86,800	197,318
Chongqing Changan Automobile Co. Ltd.	21,400	30,571
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	71,368
CITIC Securities Co. Ltd., Class H	142,000	286,941
CNOOC Ltd.	1,048,000	1,302,386
Country Garden Holdings Co. Ltd.	214,270	119,432
CSPC Pharmaceutical Group Ltd.	262,000	278,972
CSR Corp. Ltd., Class H	222,350	198,587
Ctrip.com International Ltd. — ADR (a)(c)	23,859	954,360
Dongfeng Motor Group Co. Ltd., Class H	182,000	176,805
Far East Horizon Ltd.	141,000	120,417
Fosun International Ltd.	192,500	271,360
GF Securities Co. Ltd., Class H	93,600	194,226
Great Wall Motor Co. Ltd., Class H (a)	243,000	225,415
Guangzhou Automobile Group Co. Ltd., Class H	134,000	161,493
Guangzhou R&F Properties Co. Ltd., Class H	13,200	15,895
Haitian International Holdings Ltd.	67,000	131,146
Haitong Securities Co. Ltd., Class H	163,200	278,043
Hengan International Group Co. Ltd.	39,000	285,642
HengTen Networks Group Ltd. (c)	1,616,000	80,881
Huaneng Power International, Inc., Class H	192,000	126,735
Huaneng Renewables Corp. Ltd., Class H	158,000	51,079

See Notes to Financial Statements.

22	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class H (d)	68,800	$130,444
Industrial & Commercial Bank of China Ltd., Class H	4,103,000	2,446,340
JD.com, Inc. — ADR (c)	43,014	1,094,276
Jiangsu Expressway Co. Ltd., Class H	26,000	32,780
Jiangxi Copper Co. Ltd., Class H	36,000	49,969
Kingsoft Corp. Ltd.	55,000	112,237
Lenovo Group Ltd.	446,000	268,852
Longfor Properties Co. Ltd.	51,500	65,139
NetEase, Inc. — ADR	4,377	942,543
New China Life Insurance Co. Ltd., Class H	65,600	298,717
New Oriental Education & Technology Group, Inc. — ADR (c)	8,627	363,197
People’s Insurance Co. Group of China Ltd., Class H	272,000	106,645
PetroChina Co. Ltd., Class H	1,096,000	813,976
PICC Property & Casualty Co. Ltd., Class H	321,532	497,304
Ping An Insurance Group Co. of China Ltd., Class H	301,500	1,497,876
Qunar Cayman Islands Ltd. — ADR (a)(c)	3,317	99,941
Semiconductor Manufacturing Common Stock (a)(c)	187,600	293,287
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	87,912
Shanghai Electric Group Co. Ltd., Class H (c)	104,000	46,341
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (a)	7,000	21,366
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	104,449
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	43,592
Shenzhou International Group Holdings Ltd.	35,000	220,664
SINA Corp. (c)	3,782	229,908
Sino-Ocean Land Holdings Ltd.	137,000	61,047
Sinopec Engineering Group Co. Ltd., Class H	13,500	11,243
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	66,390
Sinopharm Group Co. Ltd., Class H	72,400	296,720
Sinotrans Ltd., Class H	45,000	20,004
SOHO China Ltd.	195,000	95,720
Sunac China Holdings Ltd.	149,000	123,455
Sunny Optical Technology Group Co. Ltd.	47,000	204,872
TAL Education Group — ADR (a)(c)	3,400	238,510
Tencent Holdings Ltd.	325,600	7,894,858
Tingyi Cayman Islands Holding Corp.	138,000	167,301
TravelSky Technology Ltd.,Class H	59,000	123,651
Tsingtao Brewery Co. Ltd., Class H	14,000	52,736
Vipshop Holdings Ltd. — ADR (a)(c)	27,108	298,459
Want Want China Holdings Ltd. (a)	339,000	216,502
Weibo Corp., ADR (a)(c)	2,519	102,271
Weichai Power Co. Ltd., Class H	24,400	37,418
Yanzhou Coal Mining Co. Ltd., Class H	36,000	24,408
YY, Inc. — ADR (a)(c)	2,206	86,961
Zhejiang Expressway Co. Ltd., Class H	54,000	51,408
Zhuzhou CRRC Times Electric Co. Ltd. (a)	25,000	126,252
Zijin Mining Group Co. Ltd., Class H	218,000	69,519
ZTE Corp., Class H	14,400	24,924

		49,874,531
Colombia — 0.1%
Bancolombia SA	29,726	269,138
Cementos Argos SA	38,031	150,249

Common Stocks	Shares	Value
Colombia (continued)
Corp. Financiera Colombiana SA	1,494	$18,454
Ecopetrol SA (c)	184,080	84,621
Grupo Argos SA	6,618	42,503
Grupo Aval Acciones y Valores	125,734	50,888
Grupo de Inversiones Suramericana SA	6,592	83,882
Grupo de Inversiones Suramericana SA, Preference Shares	23,325	287,483
Interconexion Electrica SA	6,953	23,115

		1,010,333
Czech Republic — 0.0%
CEZ AS	9,764	163,427
Komercni Banka AS	6,617	228,023

		391,450
Denmark — 1.1%
A.P. Moeller — Maersk A/S, Class A	220	332,006
A.P. Moeller — Maersk A/S, Class B (a)	313	498,911
Carlsberg A/S, Class B	6,632	571,209
Chr Hansen Holding A/S	4,943	273,374
Coloplast A/S, Class B	7,083	477,101
Danske Bank A/S	39,615	1,198,502
DONG Energy A/S (c)(d)	4,717	178,428
DSV A/S	11,094	492,687
Genmab A/S (c)	3,120	516,836
ISS A/S	8,788	296,181
Novo Nordisk A/S, Class B	107,035	3,839,579
Novozymes A/S, Class B	12,683	436,446
Pandora A/S	6,873	897,201
TDC A/S (c)	36,256	185,862
Tryg A/S	5,025	90,744
Vestas Wind Systems A/S	12,543	812,341
William Demant Holding A/S (c)	8,025	139,390

		11,236,798
Finland — 0.7%
Elisa OYJ	8,970	291,179
Fortum OYJ	27,286	417,098
Kone OYJ, Class B	18,399	822,133
Metso OYJ	9,428	268,217
Neste Oil OYJ	7,546	288,767
Nokia OYJ	322,966	1,548,998
Nokian Renkaat OYJ	7,561	281,102
Orion OYJ, Class B	4,256	189,102
Sampo OYJ, Class A	23,324	1,042,644
Stora Enso OYJ, Class R	33,625	359,686
UPM-Kymmene OYJ	27,594	674,826
Wartsila OYJ (a)	8,907	399,358

		6,583,110
France — 7.0%
Accor SA	10,752	400,541
Aeroports de Paris	1,132	121,222
Air Liquide SA	21,790	2,423,020
Airbus Group SE	33,147	2,189,315
Alstom SA (c)	10,571	290,688
ArcelorMittal (c)	105,638	776,177
Arkema SA	3,739	365,490
AtoS SE	4,829	508,965
AXA SA	111,138	2,801,654
BNP Paribas SA	59,876	3,810,384

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	23

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
France (continued)
Bollore SA	36,855	$129,769
Bouygues SA	14,191	508,028
Bureau Veritas SA	11,737	227,161
Cap Gemini SA	9,081	765,066
Carrefour SA	31,369	755,239
Casino Guichard-Perrachon SA (a)	2,964	142,019
Christian Dior SE	2,982	624,764
Cie Generale des Etablissements Michelin	10,165	1,129,929
CNP Assurances	7,565	140,023
Compagnie de Saint-Gobain	27,493	1,278,902
Credit Agricole SA	61,377	759,766
Danone SA	32,365	2,048,010
Dassault Aviation SA	211	235,500
Dassault Systemes SA	6,665	507,313
Edenred	13,608	269,445
Eiffage SA	2,780	193,631
Electricite de France SA (a)	14,412	146,640
Engie SA	84,190	1,071,650
Essilor International SA	11,097	1,252,055
Eurazeo	1,782	104,179
Eutelsat Communications SA	10,133	195,948
Fonciere Des Regions	2,240	195,307
Gecina SA	1,956	270,159
Groupe Eurotunnel SE, Registered Shares (a)	23,156	219,980
Hermes International	1,562	640,760
ICADE	1,426	101,634
Iliad SA	1,504	288,839
Imerys SA	2,546	192,890
Ingenico Group SA	4,022	320,899
JCDecaux SA	4,756	139,845
Kering	4,190	939,832
Klepierre	12,763	500,802
L’Oreal SA	14,295	2,605,482
Lagardere SCA	4,159	115,435
Legrand SA	15,082	855,680
LVMH Moet Hennessy Louis Vuitton SE	16,986	3,238,748
Natixis SA	72,625	408,978
Orange SA	110,366	1,673,586
Pernod Ricard SA	11,704	1,266,607
Peugeot SA (c)	28,337	461,529
Publicis Groupe SA	11,656	803,152
Remy Cointreau SA	2,985	254,434
Renault SA	10,798	959,044
Rexel SA	17,849	293,257
Safran SA	17,321	1,245,794
Sanofi	65,508	5,297,317
Schneider Electric SE	33,577	2,332,542
SCOR SE	9,355	322,848
SEB SA	1,060	143,634
SES SA (a)	21,237	467,273
SFR Group SA (c)	5,463	154,017
Societe BIC SA	1,438	195,391
Societe Generale SA	42,646	2,097,621
Sodexo SA	5,001	574,181
Suez	25,669	378,219
Technip SA	7,122	507,313
Thales SA	5,883	569,949
TOTAL SA	129,410	6,637,711
Unibail-Rodamco SE	5,484	1,306,863
Valeo SA	13,293	763,122

Common Stocks	Shares	Value
France (continued)
Veolia Environnement SA	23,837	$405,035
Vinci SA	27,630	1,879,520
Vivendi SA	64,143	1,216,594
Wendel SA	1,358	163,414
Zodiac Aerospace	9,179	210,484

		69,788,214
Germany — 6.4%
adidas AG	10,305	1,625,286
Allianz SE, Registered Shares	27,266	4,499,923
Axel Springer AG (a)	2,564	124,325
BASF SE	52,893	4,901,933
Bayer AG, Registered Shares	47,069	4,903,810
Bayerische Motoren Werke AG (a)	19,599	1,825,373
Bayerische Motoren Werke AG, Preference Shares (a)	2,023	154,497
Beiersdorf AG	6,208	525,866
Brenntag AG	8,520	472,254
Commerzbank AG (a)	59,739	454,841
Continental AG	6,177	1,190,041
Covestro AG (d)	3,673	251,408
Daimler AG, Registered Shares	56,173	4,168,911
Deutsche Bank AG, Registered Shares (a)(c)	81,371	1,476,016
Deutsche Boerse AG (c)	9,803	797,725
Deutsche Lufthansa AG, Registered Shares (a)	12,602	162,449
Deutsche Post AG, Registered Shares	53,388	1,750,861
Deutsche Telekom AG, Registered Shares (a)	188,436	3,233,034
Deutsche Wohnen AG, Bearer Shares	19,434	609,576
E.ON SE	117,633	827,541
Evonik Industries AG	7,842	233,761
Fraport AG Frankfurt Airport Services Worldwide (a)	2,602	153,539
Fresenius Medical Care AG & Co. KGaA	12,274	1,037,410
Fresenius SE & Co. KGaA	22,058	1,720,763
Fuchs Petrolub SE, Preference Shares	3,377	141,460
GEA Group AG	10,316	413,985
Hannover Rueck SE	3,738	403,806
HeidelbergCement AG	7,796	725,651
Henkel AG & Co. KGaA	5,377	559,603
Henkel AG & Co. KGaA Preference Shares	9,862	1,173,970
Hochtief AG	1,191	166,279
HUGO BOSS AG (a)	3,305	201,767
Infineon Technologies AG	59,995	1,037,762
Innogy SE (c)(d)	13,741	477,472
K+S AG, Registered Shares (a)	10,011	238,473
Lanxess AG	5,116	335,012
Linde AG	10,652	1,747,328
MAN SE (a)	2,023	200,795
Merck KGaA (a)	6,678	695,319
Metro AG	12,654	420,583
Muenchener Rueckversicherungs AG, Registered Shares	9,047	1,708,779
OSRAM Licht AG	4,893	256,224
Porsche Automobil Holding SE, Preference Shares	8,694	472,258
ProSiebenSat.1 Media AG, Registered Shares (a)	17,075	657,251
RWE AG (a)(c)	24,137	299,507
SAP SE	55,339	4,787,103
Schaeffler AG (a)	11,345	167,409
Siemens AG, Registered Shares (a)	43,831	5,366,665
Steinhoff International Holdings NV	181,002	938,196
Symrise AG (a)	6,340	385,204
Telefonica Deutschland Holding AG (a)	33,908	144,936

See Notes to Financial Statements.

24	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
ThyssenKrupp AG (a)	19,076	$453,155
TUI AG	24,966	357,442
United Internet AG, Registered Shares (a)	6,889	268,826
Volkswagen AG	1,804	258,919
Vonovia SE	25,145	816,392
Zalando SE (c)(d)	5,190	197,709

		63,576,383
Greece — 0.1%
Alpha Bank AE (c)	69,105	137,937
Eurobank Ergasias SA (c)	92,831	62,927
FF Group (c)	5,764	116,569
Hellenic Telecommunications Organization SA	12,770	119,927
JUMBO SA	9,692	153,568
National Bank of Greece SA (c)	436,719	113,973
OPAP SA	8,833	78,068
Piraeus Bank SA (c)	331,331	72,694
Titan Cement Co. SA	990	23,207

		878,870
Hong Kong — 3.1%
AIA Group Ltd.	706,600	3,958,260
Alibaba Health Information Technology Ltd. (c)	176,000	88,230
Alibaba Pictures Group Ltd. (c)	480,000	77,732
ASM Pacific Technology Ltd.	6,300	66,625
Bank of East Asia Ltd.	59,000	225,239
Beijing Enterprises Holdings Ltd.	38,000	178,867
Beijing Enterprises Water Group Ltd. (c)	232,000	153,550
Belle International Holdings Ltd.	292,000	163,570
BOC Hong Kong Holdings Ltd. (a)	209,000	744,365
Brilliance China Automotive Holdings Ltd. (a)	148,000	203,134
Cathay Pacific Airways Ltd. (a)	32,000	41,995
Cheung Kong Infrastructure Holdings Ltd. (a)	38,000	301,810
Cheung Kong Property Holdings Ltd.	151,508	925,258
China Everbright International Ltd.	107,000	120,689
China Everbright Ltd.	102,000	193,186
China Gas Holdings Ltd.	74,000	100,211
China Jinmao Holdings Group Ltd.	326,000	87,544
China Merchants Holdings International Co. Ltd.	61,655	152,324
China Mobile Ltd.	342,500	3,611,036
China Overseas Land & Investment Ltd.	216,000	568,328
China Power International Development Ltd.	139,000	50,190
China Resources Beer Holdings Co. Ltd. (c)	86,000	170,382
China Resources Land Ltd.	163,111	364,988
China Resources Power Holdings Co. Ltd.	118,000	186,638
China State Construction International Holdings Ltd.	70,000	104,306
China Taiping Insurance Holdings Co. Ltd. (c)	67,872	139,146
CITIC Ltd.	220,000	313,313
CK Hutchison Holdings Ltd.	154,508	1,744,157
CLP Holdings Ltd.	98,000	898,747
COSCO Pacific Ltd.	36,000	36,077
ENN Energy Holdings Ltd.	34,000	139,306
First Pacific Co. Ltd.	140,000	97,664
Fullshare Holdings Ltd.	470,000	218,989
Galaxy Entertainment Group Ltd.	138,000	597,695
GCL-Poly Energy Holdings Ltd. (a)(c)	431,000	51,485
Geely Automobile Holdings Ltd.	365,000	346,916
GOME Electrical Appliances Holding Ltd.	627,000	75,777
Guangdong Investment Ltd.	164,000	215,968
Haier Electronics Group Co. Ltd.	48,000	75,301

Common Stocks	Shares	Value
Hong Kong (continued)
Hanergy Thin Film Power Group Ltd. (c)	11,997	—
Hang Lung Group Ltd.	60,000	$208,194
Hang Lung Properties Ltd.	120,000	253,038
Hang Seng Bank Ltd.	44,700	828,942
Henderson Land Development Co. Ltd.	64,735	343,094
HK Electric Investments & HK Electric Investments Ltd. (a)(b)(d)	183,500	151,279
HKT Trust & HKT Ltd. (b)	142,900	175,031
Hong Kong & China Gas Co. Ltd. (a)	465,463	822,097
Hong Kong Exchanges & Clearing Ltd. (a)	64,100	1,507,528
Hongkong Land Holdings Ltd.	74,700	470,590
Hysan Development Co. Ltd.	25,000	103,101
Jardine Matheson Holdings Ltd.	14,600	805,595
Kerry Properties Ltd.	16,500	44,620
Kunlun Energy Co. Ltd.	134,000	99,836
Li & Fung Ltd.	250,000	109,565
Link REIT	126,500	820,109
Melco Crown Entertainment Ltd. — ADR (a)	16,247	258,327
MGM China Holdings Ltd.	27,200	56,185
MTR Corp. Ltd. (a)	84,500	409,676
New World Development Co. Ltd.	280,666	295,712
Nine Dragons Paper Holdings Ltd.	178,000	160,733
NWS Holdings Ltd.	52,186	84,833
PCCW Ltd.	452,000	244,343
Power Assets Holdings Ltd.	82,500	725,758
Sands China Ltd.	138,800	598,807
Shanghai Industrial Holdings Ltd.	15,000	40,441
Shangri-La Asia Ltd.	32,000	33,698
Shimao Property Holdings Ltd.	51,000	66,371
Sino Biopharmaceutical Ltd.	198,000	138,843
Sino Land Co. Ltd.	186,800	278,528
SJM Holdings Ltd.	69,000	53,843
Sun Art Retail Group Ltd.	110,000	96,460
Sun Hung Kai Properties Ltd.	80,000	1,007,398
Swire Pacific Ltd., Class A	36,500	347,325
Swire Properties Ltd. (a)	76,400	210,321
Techtronic Industries Co. Ltd.	74,000	264,807
WH Group Ltd. (d)	458,500	369,595
Wharf Holdings Ltd.	73,000	483,550
Wheelock & Co. Ltd.	48,000	269,388
Wynn Macau Ltd. (a)	121,200	191,595
Yue Yuen Industrial Holdings Ltd.	50,500	183,048

		31,401,202
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	997	69,910
OTP Bank PLC	11,103	317,039
Richter Gedeon Nyrt	14,765	311,872

		698,821
India — 1.9%
ACC Ltd.	1,747	34,209
Adani Ports & Special Economic Zone Ltd.	43,145	170,154
Ambuja Cements Ltd.	26,422	80,102
Apollo Hospitals Enterprise Ltd.	8,931	154,978
Asian Paints Ltd.	11,155	146,326
Aurobindo Pharma Ltd.	13,516	132,963
Axis Bank Ltd.	82,638	545,322
Bajaj Auto Ltd.	3,253	125,951
Bajaj Finance Ltd.	10,000	123,700
Bajaj Finserv Ltd.	2,677	113,904

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	25

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
India (continued)
Bharat Forge Ltd.	5,977	$79,651
Bharat Heavy Electricals Ltd.	22,772	40,503
Bharat Petroleum Corp. Ltd.	38,418	358,883
Bharti Airtel Ltd.	67,324	302,534
Bharti Infratel Ltd.	42,723	215,906
Bosch Ltd.	292	90,394
Cairn India Ltd.	17,443	61,961
Cipla Ltd.	13,384	111,974
Coal India Ltd.	42,303	186,439
Container Corp. of India	2,401	39,186
Dabur India Ltd.	20,426	83,625
Divi’s Laboratories Ltd.	3,088	35,571
Dr. Reddy’s Laboratories Ltd.	3,820	172,447
Dr. Reddy’s Laboratories Ltd. — ADR (a)	4,517	204,530
Eicher Motors Ltd.	723	231,511
GAIL India Ltd.	12,294	79,347
Glenmark Pharmaceuticals Ltd.	5,797	75,721
Godrej Consumer Products Ltd.	4,619	102,580
HCL Technologies Ltd.	29,571	360,070
Hero MotoCorp Ltd.	1,935	86,628
Hindalco Industries Ltd.	43,227	97,834
Hindustan Petroleum Corp. Ltd.	32,724	212,208
Hindustan Unilever Ltd.	40,183	488,482
Housing Development Finance Corp.	86,688	1,607,707
ICICI Bank Ltd.	30,654	114,771
ICICI Bank Ltd. — ADR	20,733	155,290
Idea Cellular Ltd.	41,835	45,615
IDFC Bank Ltd.	120,200	105,870
Indiabulls Housing Finance Ltd.	29,511	281,459
Infosys Ltd.	40,436	600,173
Infosys Ltd. — ADR (a)	75,312	1,116,877
ITC Ltd.	171,946	610,756
JSW Steel Ltd.	3,280	78,393
Larsen & Toubro Ltd.	10,644	210,864
Larsen & Toubro Ltd. — GDR	12,158	241,125
LIC Housing Finance Ltd.	17,978	147,703
Lupin Ltd.	11,830	258,532
Mahindra & Mahindra Financial Services Ltd.	10,804	42,894
Mahindra & Mahindra Ltd.	11,626	202,468
Mahindra & Mahindra Ltd. — GDR	13,518	237,226
Marico Ltd.	22,064	84,546
Maruti Suzuki India Ltd.	5,946	464,590
Motherson Sumi Systems Ltd.	12,306	59,027
Nestle India Ltd.	897	79,575
NTPC Ltd.	63,930	154,918
Oil & Natural Gas Corp. Ltd.	87,400	245,687
Piramal Enterprises Ltd.	8,297	198,316
Power Finance Corp. Ltd.	20,470	36,646
Reliance Industries Ltd.	21,601	343,602
Reliance Industries Ltd. — GDR (a)(d)	27,499	867,593
Shree Cement Ltd.	231	50,016
Shriram Transport Finance Co. Ltd.	5,718	71,732
Siemens Ltd.	2,761	45,135
State Bank of India	54,826	201,068
State Bank of India — GDR	5,712	208,550
Sun Pharmaceutical Industries Ltd.	58,043	537,402
Tata Consultancy Services Ltd.	27,708	963,848
Tata Motors Ltd.	95,969	665,048
Tata Motors Ltd. — ADR	6,008	206,615
Tata Power Co. Ltd.	42,988	47,974

Common Stocks	Shares	Value
India (continued)
Tata Steel Ltd.	11,672	$66,928
Tech Mahindra Ltd.	11,300	81,196
Titan Co. Ltd.	40,000	192,191
UltraTech Cement Ltd.	7,860	375,475
United Spirits Ltd. (c)	3,702	105,817
UPL Ltd.	13,245	125,920
Vedanta Ltd. — ADR (a)	11,497	142,793
Wipro Ltd.	9,345	65,241
Wipro Ltd. — ADR (a)	18,332	177,454
Yes Bank Ltd.	18,526	314,261
Zee Entertainment Enterprises Ltd.	44,412	295,617

		18,878,098
Indonesia — 0.6%
Adaro Energy Tbk PT	1,086,700	135,675
Astra International Tbk PT	1,198,900	733,093
Bank Central Asia Tbk PT	705,900	809,892
Bank Danamon Indonesia Tbk PT	186,600	51,324
Bank Mandiri Persero Tbk PT	655,300	560,860
Bank Negara Indonesia Persero Tbk PT	405,600	165,590
Bank Rakyat Indonesia Persero Tbk PT	660,000	570,052
Bumi Serpong Damai Tbk PT	111,800	14,494
Charoen Pokphand Indonesia Tbk PT	271,300	62,013
Gudang Garam Tbk PT	43,500	205,891
Hanjaya Mandala Sampoerna Tbk PT	752,200	213,371
Indocement Tunggal Prakarsa Tbk PT	88,600	100,929
Indofood CBP Sukses Makmur Tbk PT	37,800	23,993
Indofood Sukses Makmur Tbk PT	331,300	194,037
Jasa Marga Persero Tbk PT	75,780	24,228
Kalbe Farma Tbk PT	858,400	96,198
Lippo Karawaci Tbk PT	819,500	43,611
Matahari Department Store Tbk PT	98,800	110,591
Media Nusantara Citra Tbk PT	60,162	7,805
Perusahaan Gas Negara Persero Tbk PT	426,200	85,024
Semen Indonesia Persero Tbk PT	106,000	71,925
Summarecon Agung Tbk PT	499,900	48,851
Surya Citra Media Tbk PT	84,000	17,373
Telekomunikasi Indonesia Persero Tbk PT	3,058,500	899,787
Tower Bersama Infrastructure Tbk PT	38,000	14,046
Unilever Indonesia Tbk PT	124,600	358,302
United Tractors Tbk PT	67,700	106,512
XL Axiata Tbk PT (c)	82,000	14,027

		5,739,494
Ireland — 0.5%
Bank of Ireland (c)	1,442,740	353,352
CRH PLC	47,189	1,627,668
DCC PLC	6,086	452,378
Experian PLC	52,256	1,011,761
James Hardie Industries PLC	24,629	388,779
Kerry Group PLC, Class A	8,083	577,732
Paddy Power Betfair PLC	5,863	623,863

		5,035,533
Israel — 0.5%
Azrieli Group Ltd.	1,500	65,100
Bank Hapoalim BM	66,126	392,492
Bank Leumi Le-Israel BM (c)	71,682	294,583
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	202,069
Check Point Software Technologies Ltd. (c)	8,303	701,271
Elbit Systems Ltd.	1,599	161,529

See Notes to Financial Statements.

26	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Israel (continued)
Frutarom Industries Ltd.	2,624	$133,935
Israel Chemicals Ltd.	18,197	74,291
Mizrahi Tefahot Bank Ltd.	8,332	121,686
Mobileye NV (c)	8,390	319,827
NICE Ltd.	2,571	176,403
Taro Pharmaceutical Industries Ltd. (a)(c)	1,519	159,905
Teva Pharmaceutical Industries Ltd. — ADR (a)	55,794	2,022,532

		4,825,623
Italy — 1.3%
Assicurazioni Generali SpA	67,799	1,004,941
Atlantia SpA	23,080	539,987
Enel SpA	416,890	1,832,522
Eni SpA	140,971	2,285,291
Ferrari NV	6,777	394,560
Intesa Sanpaolo SpA	759,780	1,918,145
Leonardo-Finmeccanica SpA (c)	15,326	214,645
Luxottica Group SpA (a)	9,215	495,273
Mediobanca SpA	34,909	284,973
Poste Italiane SpA (d)	38,304	254,222
Prysmian SpA	10,105	258,994
Saipem SpA (a)(c)	391,138	218,768
Snam SpA	147,779	607,793
Telecom Italia SpA (c)	577,797	510,159
Telecom Italia SpA, Non-Convertible Savings Shares (c)	364,284	264,395
Tenaris SA (a)	27,208	485,677
Terna — Rete Elettrica Nazionale SpA (a)	98,434	450,172
UniCredit SpA	313,314	899,753
UnipolSai SpA	92,405	197,093

		13,117,363
Japan — 16.7%
ABC-Mart, Inc.	4,100	231,944
Acom Co. Ltd. (c)	16,100	70,304
Aeon Co. Ltd.	34,200	483,369
AEON Financial Service Co. Ltd. (a)	4,000	70,848
Aeon Mall Co. Ltd.	5,190	72,934
Air Water, Inc.	9,900	178,336
Aisin Seiki Co. Ltd.	15,400	666,349
Ajinomoto Co., Inc.	29,000	583,554
Alfresa Holdings Corp.	8,900	147,001
Alps Electric Co. Ltd. (a)	9,900	237,877
Amada Holdings Co. Ltd.	21,800	242,864
ANA Holdings, Inc.	80,000	215,202
Aozora Bank Ltd.	70,000	247,328
Asahi Glass Co. Ltd. (a)	49,000	332,448
Asahi Group Holdings Ltd.	20,300	639,147
Asahi Kasei Corp.	68,000	591,686
Ashikaga Holdings Co. Ltd.	61,130	225,932
Asics Corp. (a)	10,700	213,229
Astellas Pharma, Inc.	126,700	1,757,754
Bandai Namco Holdings, Inc.	10,000	275,250
Bank of Kyoto Ltd. (a)	15,000	111,188
Benesse Holdings, Inc.	4,800	131,880
Bridgestone Corp.	35,700	1,284,513
Brother Industries Ltd.	13,100	235,504
Calbee, Inc. (a)	10,900	340,964
Canon, Inc. (a)	61,100	1,720,709
Casio Computer Co. Ltd. (a)	15,400	217,034
Central Japan Railway Co.	8,200	1,346,354

Common Stocks	Shares	Value
Japan (continued)
Chiba Bank Ltd. (a)	41,000	$251,335
Chubu Electric Power Co., Inc.	33,600	467,557
Chugai Pharmaceutical Co. Ltd. (a)	11,800	338,472
Chugoku Bank Ltd.	14,400	206,519
Chugoku Electric Power Co., Inc. (a)	14,700	172,058
Concordia Financial Group Ltd.	56,000	269,479
Credit Saison Co. Ltd. (a)	7,700	137,028
CYBERDYNE, Inc. (a)(c)	7,000	98,707
Dai Nippon Printing Co. Ltd.	26,000	256,533
Dai-ichi Life Insurance Co. Ltd.	62,000	1,030,841
Daicel Corp.	12,000	131,929
Daiichi Sankyo Co. Ltd.	33,700	688,128
Daikin Industries Ltd.	12,700	1,163,433
Daito Trust Construction Co. Ltd.	4,000	601,351
Daiwa House Industry Co. Ltd.	36,100	984,460
Daiwa House REIT Investment Corp.	75	190,137
Daiwa Securities Group, Inc.	104,000	640,403
DeNA Co. Ltd.	6,200	135,501
Denso Corp.	27,200	1,176,575
Dentsu, Inc. (a)	11,900	559,577
Don Quijote Holdings Co. Ltd. (a)	6,600	243,575
East Japan Railway Co.	19,100	1,646,777
Eisai Co. Ltd. (a)	14,600	836,687
Electric Power Development Co. Ltd. (a)	7,100	162,956
FamilyMart UNY Holdings Co. Ltd.	4,900	326,046
FANUC Corp.	10,800	1,806,779
Fast Retailing Co. Ltd. (a)	3,000	1,071,081
Fuji Electric Co. Ltd.	38,000	196,220
Fuji Heavy Industries Ltd.	34,000	1,385,310
Fujifilm Holdings Corp.	24,600	931,498
Fujitsu Ltd.	103,000	570,367
Fukuoka Financial Group, Inc.	34,000	150,789
Hachijuni Bank Ltd.	38,800	224,511
Hakuhodo DY Holdings, Inc.	14,000	172,385
Hamamatsu Photonics KK (a)	6,400	168,098
Hankyu Hanshin Holdings, Inc.	14,700	470,706
Hikari Tsushin, Inc.	1,800	167,558
Hino Motors Ltd.	17,700	179,833
Hirose Electric Co. Ltd.	1,335	165,094
Hiroshima Bank Ltd.	22,000	102,516
Hisamitsu Pharmaceutical Co., Inc.	6,000	299,682
Hitachi Chemical Co. Ltd.	6,200	154,667
Hitachi Construction Machinery Co. Ltd. (a)	4,600	99,447
Hitachi High-Technologies Corp.	4,000	160,882
Hitachi Ltd.	273,000	1,472,054
Hitachi Metals Ltd.	8,000	107,707
Hokuriku Electric Power Co.	7,100	79,414
Honda Motor Co. Ltd.	90,700	2,648,013
Hoshizaki Corp.	2,500	197,923
Hoya Corp.	22,400	939,219
Hulic Co. Ltd.	19,700	174,786
Idemitsu Kosan Co. Ltd.	2,400	63,661
IHI Corp. (a)(c)	92,000	238,271
Iida Group Holdings Co. Ltd.	6,800	128,909
Inpex Corp.	53,500	534,776
Isetan Mitsukoshi Holdings Ltd.	20,100	216,430
Isuzu Motors Ltd.	31,000	391,980
ITOCHU Corp.	86,100	1,140,029
J. Front Retailing Co. Ltd.	9,700	130,598
Japan Airlines Co. Ltd.	10,300	300,562

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	27

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Japan Airport Terminal Co. Ltd.	1,500	$54,201
Japan Exchange Group, Inc.	29,800	425,016
Japan Post Bank Co. Ltd.	37,500	449,383
Japan Post Holdings Co. Ltd.	39,500	491,833
Japan Prime Realty Investment Corp. (a)	41	161,758
Japan Real Estate Investment Corp.	76	415,059
Japan Retail Fund Investment Corp. (a)	141	285,837
Japan Tobacco, Inc. (a)	65,200	2,140,101
JFE Holdings, Inc. (a)	31,700	479,381
JGC Corp. (a)	10,000	181,163
JSR Corp.	12,500	196,754
JTEKT Corp.	12,600	200,917
JX Holdings, Inc.	151,600	640,573
Kajima Corp.	47,000	324,634
Kakaku.com, Inc. (a)	7,400	122,271
Kamigumi Co. Ltd.	18,000	171,438
Kaneka Corp.	19,000	154,544
Kansai Electric Power Co., Inc. (c)	38,500	419,713
Kansai Paint Co. Ltd. (a)	12,600	231,760
Kao Corp.	27,900	1,320,643
Kawasaki Heavy Industries Ltd. (a)	84,000	262,934
KDDI Corp.	105,800	2,671,765
Keihan Holdings Co. Ltd.	36,000	236,139
Keikyu Corp. (a)	22,000	254,830
Keio Corp.	27,000	221,783
Keisei Electric Railway Co. Ltd.	8,000	193,711
Keyence Corp.	2,520	1,724,309
Kikkoman Corp. (a)	8,000	255,250
Kintetsu Group Holdings Co. Ltd.	91,000	346,772
Kirin Holdings Co. Ltd. (a)	47,300	767,737
Kobe Steel Ltd. (a)(c)	12,600	119,803
Koito Manufacturing Co. Ltd.	6,000	316,860
Komatsu Ltd.	52,300	1,184,602
Konami Holdings Corp.	5,700	230,042
Konica Minolta, Inc.	23,700	234,883
Kose Corp.	1,700	140,944
Kubota Corp.	56,000	798,045
Kuraray Co. Ltd.	19,300	289,414
Kurita Water Industries Ltd.	7,400	162,805
Kyocera Corp.	17,900	887,491
Kyowa Hakko Kirin Co. Ltd. (a)	12,000	165,520
Kyushu Electric Power Co. Inc. (a)	25,500	276,253
Kyushu Financial Group, Inc.	20,300	137,543
Lawson, Inc.	3,800	266,729
LINE Corp. (c)	3,000	102,416
Lion Corp.	13,000	213,088
LIXIL Group Corp.	13,600	308,248
M3, Inc.	9,700	243,868
Mabuchi Motor Co. Ltd. (a)	2,300	119,517
Makita Corp.	5,800	387,549
Marubeni Corp.	87,100	492,644
Marui Group Co. Ltd. (a)	9,500	138,411
Maruichi Steel Tube Ltd.	2,400	77,991
Mazda Motor Corp.	29,500	480,377
McDonald’s Holdings Co. Japan Ltd. (a)	4,300	112,483
Medipal Holdings Corp.	10,300	162,247
Meiji Holdings Co. Ltd.	6,200	485,015
Minebea Co. Ltd. (a)	19,000	177,293
Miraca Holdings, Inc.	2,400	107,342
MISUMI Group, Inc.	17,000	279,254

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Chemical Holdings Corp.	70,100	$453,243
Mitsubishi Corp.	83,500	1,773,426
Mitsubishi Electric Corp.	106,500	1,481,326
Mitsubishi Estate Co. Ltd.	73,000	1,450,121
Mitsubishi Gas Chemical Co., Inc.	15,500	264,111
Mitsubishi Heavy Industries Ltd.	185,000	841,018
Mitsubishi Logistics Corp. (a)	9,000	126,885
Mitsubishi Materials Corp.	6,200	189,641
Mitsubishi Motors Corp.	35,200	200,098
Mitsubishi Tanabe Pharma Corp.	11,400	223,211
Mitsubishi UFJ Financial Group, Inc.	740,400	4,566,285
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,500	59,314
Mitsui & Co. Ltd.	96,500	1,322,273
Mitsui Chemicals, Inc.	57,000	255,391
Mitsui Fudosan Co. Ltd.	53,000	1,226,976
Mitsui OSK Lines Ltd. (a)	47,000	129,723
Mixi, Inc.	1,800	65,588
Mizuho Financial Group, Inc.	1,436,800	2,578,387
MS&AD Insurance Group Holdings, Inc.	29,100	901,156
Murata Manufacturing Co. Ltd.	10,800	1,442,196
Nabtesco Corp. (a)	7,200	166,903
Nagoya Railroad Co. Ltd. (a)	59,000	284,863
NEC Corp.	148,000	391,449
Nexon Co. Ltd.	11,300	163,298
NGK Insulators Ltd.	15,000	290,353
NGK Spark Plug Co. Ltd. (a)	8,500	188,400
NH Foods Ltd.	8,000	215,812
Nidec Corp.	13,200	1,136,397
Nikon Corp.	19,900	309,056
Nintendo Co. Ltd.	6,300	1,309,615
Nippon Building Fund, Inc. (a)	75	415,775
Nippon Electric Glass Co. Ltd.	28,000	151,073
Nippon Express Co. Ltd.	54,000	289,940
Nippon Paint Holdings Co. Ltd. (a)	8,300	225,301
Nippon Steel & Sumitomo Metal Corp.	46,647	1,033,177
Nippon Telegraph & Telephone Corp.	37,900	1,595,406
Nippon Yusen KK	93,000	172,225
Nissan Chemical Industries Ltd.	8,600	286,670
Nissan Motor Co. Ltd.	136,600	1,370,254
Nisshin Seifun Group, Inc.	9,000	134,855
Nissin Foods Holdings Co. Ltd.	3,500	183,588
Nitori Holdings Co. Ltd.	4,000	456,060
Nitto Denko Corp. (a)	8,800	673,737
NOK Corp. (a)	3,800	76,857
Nomura Holdings, Inc.	215,200	1,272,297
Nomura Real Estate Holdings, Inc.	5,200	88,244
Nomura Real Estate Master Fund, Inc.	346	523,681
Nomura Research Institute Ltd.	7,381	224,320
NSK Ltd.	24,800	286,427
NTT Data Corp.	6,800	328,519
NTT Docomo, Inc.	76,100	1,730,915
Obayashi Corp.	33,000	315,062
Obic Co. Ltd.	4,100	178,825
Odakyu Electric Railway Co. Ltd. (a)	17,000	335,919
Oji Holdings Corp.	39,000	158,597
Olympus Corp. (a)	17,000	585,731
Omron Corp.	11,500	439,472
Ono Pharmaceutical Co. Ltd.	25,800	562,301
Oracle Corp. Japan	2,500	125,760
Oriental Land Co. Ltd. (a)	12,400	699,877

See Notes to Financial Statements.

28	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
ORIX Corp.	74,600	$1,161,093
Osaka Gas Co. Ltd.	94,000	360,683
Otsuka Corp.	2,900	135,268
Otsuka Holdings Co. Ltd. (a)	21,300	927,836
Panasonic Corp.	123,500	1,252,556
Park24 Co. Ltd.	10,500	284,333
Pola Orbis Holdings, Inc.	1,400	115,420
Rakuten, Inc. (a)(c)	48,300	473,236
Recruit Holdings Co. Ltd. (a)	25,800	1,033,970
Resona Holdings, Inc.	137,100	702,640
Ricoh Co. Ltd. (a)	39,000	329,463
Rinnai Corp.	2,100	168,974
Rohm Co. Ltd.	5,400	309,814
Ryohin Keikaku Co. Ltd.	1,400	274,027
Sankyo Co. Ltd.	3,300	106,398
Santen Pharmaceutical Co. Ltd.	20,200	246,467
SBI Holdings, Inc.	8,850	112,448
Secom Co. Ltd.	11,900	869,463
Sega Sammy Holdings, Inc.	6,900	102,534
Seibu Holdings, Inc. (a)	17,300	309,737
Seiko Epson Corp.	14,900	314,577
Sekisui Chemical Co. Ltd.	19,000	302,452
Sekisui House Ltd.	35,900	596,453
Seven & i Holdings Co. Ltd.	41,300	1,570,605
Seven Bank Ltd. (a)	27,800	79,491
Sharp Corp. (c)	97,000	224,435
Shimadzu Corp.	11,000	174,757
Shimamura Co. Ltd.	900	112,215
Shimano, Inc. (a)	4,100	642,194
Shimizu Corp.	29,000	264,711
Shin-Etsu Chemical Co. Ltd.	21,700	1,679,340
Shinsei Bank Ltd.	100,000	167,334
Shionogi & Co. Ltd.	16,700	798,142
Shiseido Co. Ltd.	19,900	502,952
Shizuoka Bank Ltd. (a)	30,000	251,776
Showa Shell Sekiyu KK	13,900	129,137
SMC Corp.	3,200	761,358
Softbank Group Corp.	55,200	3,652,805
Sohgo Security Services Co. Ltd.	4,200	161,212
Sompo Japan Nipponkoa Holdings, Inc.	23,100	780,117
Sony Corp.	69,700	1,947,552
Sony Financial Holdings, Inc. (a)	6,900	107,560
Stanley Electric Co. Ltd. (a)	8,500	231,563
Start Today Co. Ltd.	9,600	165,372
Sumitomo Chemical Co. Ltd.	79,000	374,486
Sumitomo Corp.	71,700	841,716
Sumitomo Dainippon Pharma Co. Ltd.	9,100	156,195
Sumitomo Electric Industries Ltd.	39,500	568,773
Sumitomo Heavy Industries Ltd.	42,000	269,689
Sumitomo Metal Mining Co. Ltd. (a)	29,000	369,973
Sumitomo Mitsui Financial Group, Inc.	79,100	3,012,362
Sumitomo Mitsui Trust Holdings, Inc.	17,700	633,283
Sumitomo Realty & Development Co. Ltd.	19,000	504,399
Sumitomo Rubber Industries Ltd. (a)	10,500	166,135
Sundrug Co. Ltd.	2,700	186,681
Suntory Beverage & Food Ltd.	8,500	352,084
Suruga Bank Ltd. (a)	8,300	185,318
Suzuken Co. Ltd.	5,370	175,398
Suzuki Motor Corp.	18,900	663,558
Sysmex Corp.	9,100	525,793

Common Stocks	Shares	Value
Japan (continued)
T&D Holdings, Inc.	31,400	$414,398
Taiheiyo Cement Corp.	87,000	274,280
Taisei Corp.	71,000	495,791
Taisho Pharmaceutical Holdings Co. Ltd.	3,500	290,146
Taiyo Nippon Sanso Corp. (a)	4,000	46,208
Takashimaya Co. Ltd.	13,000	107,012
Takeda Pharmaceutical Co. Ltd.	39,600	1,642,846
TDK Corp.	6,800	466,264
Teijin Ltd.	11,800	238,427
Terumo Corp.	19,100	704,127
THK Co. Ltd.	9,900	218,627
Tobu Railway Co. Ltd.	57,000	282,571
Toho Co. Ltd.	5,000	141,045
Toho Gas Co. Ltd.	18,000	146,193
Tohoku Electric Power Co., Inc.	22,400	282,373
Tokio Marine Holdings, Inc.	37,400	1,531,270
Tokyo Electric Power Co. Holdings, Inc. (c)	70,100	282,132
Tokyo Electron Ltd.	8,000	752,395
Tokyo Gas Co. Ltd.	124,000	559,753
Tokyo Tatemono Co. Ltd.	8,000	106,804
Tokyu Corp.	53,000	388,923
Tokyu Fudosan Holdings Corp.	30,800	181,399
TonenGeneral Sekiyu KK	16,000	168,484
Toppan Printing Co. Ltd.	23,000	219,310
Toray Industries, Inc.	85,000	686,420
Toshiba Corp. (c)	234,000	565,237
Toto Ltd. (a)	8,500	335,738
Toyo Seikan Kaisha Ltd. (a)	8,500	158,064
Toyo Suisan Kaisha Ltd.	5,400	195,368
Toyoda Gosei Co. Ltd.	4,300	100,358
Toyota Industries Corp.	9,600	456,434
Toyota Motor Corp.	154,506	9,058,439
Toyota Tsusho Corp.	10,200	265,120
Trend Micro, Inc. (a)(c)	7,600	269,752
Tsuruha Holdings, Inc.	1,800	170,357
Unicharm Corp. (a)	22,300	487,038
United Urban Investment Corp.	187	285,261
USS Co. Ltd.	12,100	192,218
West Japan Railway Co.	10,000	612,559
Yahoo! Japan Corp. (a)	75,400	288,779
Yakult Honsha Co. Ltd. (a)	5,200	240,585
Yamada Denki Co. Ltd.	39,300	211,609
Yamaguchi Financial Group, Inc.	15,000	163,307
Yamaha Corp.	9,600	292,728
Yamaha Motor Co. Ltd. (a)	14,700	322,357
Yamato Holdings Co. Ltd.	17,700	358,797
Yamazaki Baking Co. Ltd.	7,000	134,956
Yaskawa Electric Corp.	14,400	223,271
Yokogawa Electric Corp.	15,100	218,004
Yokohama Rubber Co. Ltd. (a)	5,000	89,376

		166,860,810
Luxembourg — 0.1%
Eurofins Scientific SE	613	261,165
RTL Group SA (c)	5,017	367,561

		628,726
Malaysia — 0.6%
AirAsia Bhd	60,100	30,680
Alliance Financial Group Bhd	90,800	75,296
AMMB Holdings Bhd	68,900	66,092

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	29

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Malaysia (continued)
Astro Malaysia Holdings Bhd	29,600	$17,156
Axiata Group Bhd (a)	165,600	173,982
Berjaya Sports Toto Bhd	118,478	78,175
British American Tobacco Malaysia Bhd	3,100	30,820
CIMB Group Holdings Bhd	239,100	239,763
Dialog Group Bhd	142,134	48,758
DiGi.Com Bhd (a)	169,300	182,282
Felda Global Ventures Holdings Bhd	89,900	31,003
Gamuda Bhd	39,600	42,126
Genting Bhd	188,800	336,201
Genting Malaysia Bhd	106,100	108,163
Genting Plantations Bhd	10,000	24,017
Hong Leong Bank Bhd	96,940	291,057
Hong Leong Financial Group Bhd	7,000	22,173
IHH Healthcare Bhd	176,500	249,838
IJM Corp. Bhd	126,600	90,244
IOI Corp. Bhd	102,200	99,967
IOI Properties Group Sdn Bhd	23,273	10,895
Kuala Lumpur Kepong Bhd	17,500	93,474
Lafarge Malayan Cement Bhd	17,500	28,019
Malayan Banking Bhd	295,300	539,115
Malaysia Airports Holdings Bhd	11,300	15,265
Maxis Bhd (a)	66,600	88,637
MISC Bhd	27,400	44,893
Petronas Chemicals Group Bhd	261,700	407,193
Petronas Dagangan Bhd	6,100	32,292
Petronas Gas Bhd	52,700	249,736
PPB Group Bhd	12,600	44,547
Public Bank Bhd	156,720	688,925
RHB Capital Bhd	16,824	17,640
Sapurakencana Petroleum Bhd (c)	220,700	79,310
Sime Darby Bhd	159,000	286,826
Telekom Malaysia Bhd	55,900	74,143
Tenaga Nasional Bhd	208,700	646,175
UMW Holdings Bhd (a)	10,900	11,104
Westports Holdings Bhd	70,000	66,947
YTL Corp. Bhd	113,160	39,099
YTL Power International Bhd	42,000	13,950

		5,715,978
Malta — 0.0%
Brait SE (c)	18,341	116,661
Mexico — 0.8%
Alfa SAB de CV, Series A	304,927	378,039
America Movil SAB de CV, Series L	1,912,700	1,202,263
Arca Continental SAB de CV	15,972	83,267
Cemex SAB de C.V. (c)	741,655	591,760
Coca-Cola Femsa SAB de CV, Series L	24,300	153,996
El Puerto de Liverpool SAB de CV, Series C1	10,900	78,636
Fibra Uno Administracion SA de CV	129,500	198,408
Fomento Economico Mexicano SAB de CV	112,600	856,437
Fresnillo PLC (a)	11,261	167,275
Gentera SAB de CV	37,100	59,741
Gruma SAB de C.V.	10,000	126,920
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	129,939
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	154,164
Grupo Bimbo SAB de CV, Series A	104,600	237,208
Grupo Carso SAB de CV, Series A1	14,900	60,111

Common Stocks	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O	149,704	$738,783
Grupo Financiero Inbursa SAB de CV, Series O	99,700	150,875
Grupo Financiero Santander Mexico SAB de CV, Series B	179,526	258,338
Grupo Lala SAB de CV	9,900	14,428
Grupo Mexico SAB de CV, Series B	228,423	621,810
Grupo Televisa SAB CPO	132,200	551,767
Industrias Penoles SAB de CV	7,755	144,426
Infraestructura Energetica Nova SAB de CV	33,988	148,104
Kimberly-Clark de Mexico SAB de C.V., Class A	78,500	141,401
Mexichem SAB de CV	36,623	83,211
OHL Mexico SAB de CV	42,200	41,509
Promotora y Operadora de Infraestructura SAB de CV	9,700	80,942
Wal-Mart de Mexico SAB de CV	281,300	502,766

		7,956,524
Netherlands — 3.6%
ABN AMRO Group NV CVA (d)	13,243	293,223
Aegon NV	109,623	602,230
AerCap Holdings NV (c)	8,129	338,248
Akzo Nobel NV	14,706	918,931
Altice NV Class A (c)	14,627	289,466
Altice NV Class B (c)	14,792	294,330
ASML Holding NV	19,908	2,231,097
CNH Industrial NV	59,213	513,791
EXOR HOLDING NV COMMON STOCK	6,195	266,428
Gemalto NV	4,250	245,443
Heineken Holding NV	5,586	388,454
Heineken NV	12,995	973,818
ING Groep NV	235,375	3,313,786
Koninklijke Ahold Delhaize NV	70,494	1,484,815
Koninklijke Boskalis Westminster NV	4,734	164,232
Koninklijke DSM NV	9,500	569,309
Koninklijke KPN NV (a)	205,405	607,408
Koninklijke Philips NV	54,699	1,672,253
Koninklijke Vopak NV	4,351	205,280
NN Group NV	20,253	685,615
NXP Semiconductor NV (c)	16,349	1,602,365
QIAGEN NV (c)	10,835	303,633
Randstad Holding NV	7,147	387,136
Royal Dutch Shell PLC, Class A	246,333	6,799,656
Royal Dutch Shell PLC, Class B	210,523	6,048,725
Unilever NV CVA (a)	95,208	3,911,032
Wolters Kluwer NV	16,190	585,578

		35,696,282
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	241,026
Contact Energy Ltd.	39,025	126,195
Fletcher Building Ltd.	30,613	224,937
Mercury NZ Ltd.	12,773	26,240
Meridian Energy Ltd.	95,908	173,012
Ryman Healthcare Ltd.	13,399	75,445
Spark New Zealand Ltd. (a)	115,784	273,971

		1,140,826
Norway — 0.4%
DNB ASA	51,793	768,882
Gjensidige Forsikring ASA	10,710	169,792
Marine Harvest ASA (c)	18,547	335,339

See Notes to Financial Statements.

30	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Norway (continued)
Norsk Hydro ASA	81,841	$390,605
Orkla ASA	51,519	466,181
Schibsted ASA, Class A (a)	4,337	99,262
Schibsted ASA, Class B (a)	6,527	138,138
Statoil ASA	62,878	1,147,629
Telenor ASA	42,624	636,236
Yara International ASA	9,441	371,400

		4,523,464
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	24,540	276,811
Credicorp Ltd.	4,101	647,384
Southern Copper Corp. (a)	5,675	181,260

		1,105,455
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	86,410	123,080
Aboitiz Power Corp.	29,200	24,448
Alliance Global Group, Inc.	35,800	9,197
Ayala Corp.	13,480	197,906
Ayala Land, Inc.	389,400	250,188
Bank of the Philippine Islands	45,031	80,437
BDO Unibank, Inc.	176,944	398,732
DMCI Holdings, Inc.	170,000	45,270
Energy Development Corp.	642,400	66,480
Globe Telecom, Inc.	845	25,625
GT Capital Holdings, Inc.	2,625	66,943
International Container Terminal Services, Inc.	9,550	13,784
JG Summit Holdings, Inc.	156,443	212,602
Jollibee Foods Corp.	12,070	47,020
Megaworld Corp.	600,000	42,954
Metro Pacific Investments Corp.	1,468,000	196,476
Metropolitan Bank & Trust Co.	12,817	18,702
PLDT, Inc.	6,185	169,617
SM Investments Corp.	9,052	119,184
SM Prime Holdings, Inc.	486,150	276,788
Universal Robina Corp.	34,300	112,665

		2,498,098
Poland — 0.2%
Alior Bank SA (c)	1,352	17,491
Bank Handlowy w Warszawie SA	502	9,161
Bank Millennium SA (c)	13,346	16,552
Bank Pekao SA	12,493	375,123
Bank Zachodni WBK SA	2,479	187,090
CCC SA	981	47,680
Cyfrowy Polsat SA (c)	8,953	52,623
Eurocash SA	9,624	90,475
Grupa Azoty SA	1,551	23,228
Grupa Lotos SA (c)	1,964	17,929
Jastrzebska Spolka Weglowa SA (c)	4,762	76,130
KGHM Polska Miedz SA	4,863	106,943
LPP SA	55	74,504
Mbank (c)	573	45,874
Orange Polska SA	32,359	42,563
PGE SA	64,372	160,554
Polski Koncern Naftowy ORLEN SA	15,864	323,085
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	126,037
Powszechna Kasa Oszczednosci Bank Polski SA (c)	50,667	340,352
Powszechny Zaklad Ubezpieczen SA	33,880	268,637

Common Stocks	Shares	Value
Poland (continued)
Synthos SA	54,162	$58,982
Tauron Polska Energia SA (c)	20,989	14,288

		2,475,301
Portugal — 0.1%
EDP — Energias de Portugal SA	127,717	388,713
Galp Energia SGPS SA	18,382	274,043
Jeronimo Martins SGPS SA	18,100	280,724

		943,480
Qatar — 0.2%
Barwa Real Estate Co.	2,548	23,216
Commercial Bank of Qatar QSC	2,974	26,502
Doha Bank QSC	6,076	58,151
Ezdan Holding Group QSC	43,351	179,240
Industries Qatar QSC	10,894	350,778
Masraf Al Rayan QSC	13,978	144,228
Ooredoo QSC	2,666	74,461
Qatar Electricity & Water Co. QSC	1,002	62,504
Qatar Insurance Co. SAQ	5,007	116,602
Qatar Islamic Bank SAQ	11,231	320,388
Qatar National Bank SAQ	11,988	536,200

		1,892,270
Romania — 0.0%
New Europe Property Investments PLC	11,085	128,335
Russia — 1.0%
Alrosa PJSC	173,000	273,823
Gazprom PJSC	542,640	1,365,525
Gazprom PJSC — ADR	113,445	572,347
Inter Rao Ues OAO	2,615,256	162,972
Lukoil PJSC	21,938	1,229,491
Lukoil PJSC — ADR	5,623	314,976
Magnit PJSC — GDR	18,601	818,795
MMC Norilsk Nickel PJSC	3,113	513,844
Mobile TeleSystems PJSC — ADR	46,989	428,070
Moscow Exchange MICEX-RTS PJSC	63,850	130,199
Novatek OJSC — GDR	4,662	603,736
Rosneft PJSC	21,260	139,437
Rosneft PJSC — GDR	20,000	129,891
Rostelecom PJSC	42,250	57,897
RusHydro PJSC	6,552,000	98,671
Sberbank of Russia PJSC	205,970	580,862
Sberbank of Russia PJSC — ADR	70,000	805,981
Severstal PJSC	10,830	165,522
Sistema PJSC FC — GDR	28,457	256,113
Surgutneftegas OJSC	301,050	152,005
Surgutneftegas OJSC — ADR	24,155	121,773
Surgutneftegas OJSC, Preference Shares	395,000	206,297
Tatneft PJSC	79,770	555,843
Transneft PJSC, Preference Shares	32	103,211
VTB Bank PJSC	86,510,000	103,034
VTB Bank PJSC — GDR	50,000	118,986

		10,009,301
Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	213,219
CapitaLand Commercial Trust Ltd.	206,800	210,682
CapitaLand Ltd.	147,400	306,314
CapitaLand Mall Trust	215,500	279,515
City Developments Ltd.	32,100	183,188

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	31

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Singapore (continued)
ComfortDelGro Corp. Ltd.	173,800	$295,333
DBS Group Holdings Ltd.	99,984	1,192,893
Genting Singapore PLC	233,000	145,019
Global Logistic Properties Ltd. (a)	151,800	229,858
Golden Agri-Resources Ltd.	270,000	79,940
Hutchison Port Holdings Trust	309,000	134,081
Jardine Cycle & Carriage Ltd.	4,444	126,209
Keppel Corp. Ltd.	76,700	305,261
Oversea-Chinese Banking Corp. Ltd.	177,549	1,090,442
SATS Ltd.	49,000	164,106
SembCorp Industries Ltd.	40,000	78,444
Singapore Airlines Ltd.	28,600	190,530
Singapore Exchange Ltd.	29,000	143,005
Singapore Press Holdings Ltd.	48,376	117,643
Singapore Technologies Engineering Ltd.	122,400	271,861
Singapore Telecommunications Ltd.	451,700	1,133,060
StarHub Ltd.	41,600	80,531
Suntec Real Estate Investment Trust	137,100	156,016
United Overseas Bank Ltd.	78,500	1,102,838
UOL Group Ltd.	22,000	90,697
Wilmar International Ltd.	108,500	268,045
Yangzijiang Shipbuilding Holdings Ltd. (a)	76,800	43,062

		8,631,792
South Africa — 1.4%
African Bank Investments Ltd. (a)(c)	20,398	15
Anglo American Platinum Ltd. (c)	832	15,873
AngloGold Ashanti Ltd. (c)	19,921	211,635
Aspen Pharmacare Holdings Ltd.	18,439	379,857
Barclays Africa Group Ltd.	20,871	256,177
Bid Corp. Ltd.	29,284	519,031
Bidvest Group Ltd. (a)	15,736	207,201
Capitec Bank Holdings Ltd.	1,291	65,158
Coronation Fund Managers Ltd.	27,149	138,868
Discovery Holdings Ltd.	20,716	172,522
Exxaro Resources Ltd. (a)	15,325	98,954
FirstRand Ltd.	200,957	775,455
Fortress Income Fund Ltd.	67,928	160,028
Foschini Group Ltd.	6,728	77,682
Gold Fields Ltd.	38,623	116,805
Growthpoint Properties Ltd.	130,802	246,273
Hyprop Investments Ltd.	7,562	64,593
Impala Platinum Holdings Ltd. (c)	29,321	90,213
Imperial Holdings Ltd.	3,661	48,434
Investec Ltd.	7,549	49,525
Liberty Holdings Ltd.	1,922	15,426
Life Healthcare Group Holdings Ltd. (a)	99,873	236,490
Massmart Holdings Ltd.	14,916	137,020
MMI Holdings Ltd.	20,454	34,931
Mondi Ltd.	3,303	67,216
Mr Price Group Ltd.	10,819	125,491
MTN Group Ltd.	97,601	893,898
Naspers Ltd., Class N	24,368	3,557,524
Nedbank Group Ltd. (a)	13,358	231,210
Netcare Ltd.	88,635	205,993
Pick n Pay Stores Ltd. (a)	28,036	130,032
Pioneer Foods Group Ltd.	6,964	78,074
PSG Group Ltd.	2,684	42,532
Rand Merchant Investment Holdings Ltd.	15,066	43,488
Redefine Properties Ltd.	238,334	194,069
Remgro Ltd.	27,353	443,829

Common Stocks	Shares	Value
South Africa (continued)
Resilient REIT Ltd.	17,014	$141,763
RMB Holdings Ltd.	58,722	283,819
Sanlam Ltd.	125,172	572,565
Sappi Ltd. (c)	45,197	294,846
Sasol Ltd.	32,714	938,869
Shoprite Holdings Ltd.	26,136	326,653
Sibanye Gold Ltd.	36,279	65,145
Spar Group Ltd.	4,305	62,247
Standard Bank Group Ltd.	67,456	742,769
Telkom SA SOC Ltd.	11,210	60,103
Tiger Brands Ltd. (a)	7,701	222,624
Truworths International Ltd. (a)	20,564	119,293
Tsogo Sun Holdings Ltd.	25,000	50,148
Vodacom Group Ltd.	23,375	258,959
Woolworths Holdings Ltd.	41,426	214,340

		14,485,665
South Korea — 3.2%
Amorepacific Corp.	2,183	543,607
Amorepacific Group	2,278	250,366
BGF Retail Co. Ltd.	1,224	82,867
BNK Financial Group, Inc.	6,269	44,971
Celltrion, Inc. (c)	4,932	437,425
Cheil Worldwide, Inc.	4,081	53,067
CJ CheilJedang Corp.	518	153,255
CJ Corp.	848	131,133
CJ E&M Corp.	2,172	127,429
CJ Korea Express Co. Ltd. (c)	414	61,314
Coway Co. Ltd.	3,702	270,597
Daelim Industrial Co. Ltd.	1,073	77,236
Daewoo Engineering & Construction Co. Ltd. (c)	19,237	80,814
Daewoo Securities Co. Ltd.	8,184	48,963
DGB Financial Group, Inc.	5,100	41,209
Dongbu Insurance Co. Ltd.	4,311	223,189
Doosan Heavy Industries & Construction Co. Ltd.	776	17,434
E-Mart, Inc.	1,071	162,178
GS Engineering & Construction Corp. (c)	6,155	134,578
GS Holdings Corp.	5,749	257,160
GSretail Co. Ltd.	3,184	125,420
Hana Financial Group, Inc.	14,915	384,957
Hankook Tire Co. Ltd.	4,552	218,840
Hanmi Pharm Co. Ltd.	208	52,452
Hanmi Science Co. Ltd.	709	35,750
Hanon Systems	15,127	128,821
Hanssem Co. Ltd.	731	120,177
Hanwha Chemical Corp.	4,037	82,294
Hanwha Corp.	4,520	130,955
Hanwha Life Insurance Co. Ltd.	7,120	38,466
Hotel Shilla Co. Ltd.	1,174	46,668
Hyosung Corp.	1,140	137,040
Hyundai Department Store Co. Ltd.	314	28,346
Hyundai Development Co-Engineering & Construction	2,250	83,590
Hyundai Engineering & Construction Co. Ltd.	3,298	116,668
Hyundai Glovis Co. Ltd.	1,138	145,394
Hyundai Heavy Industries Co. Ltd. (c)	2,802	336,555
Hyundai Marine & Fire Insurance Co. Ltd.	1,200	31,236
Hyundai Mobis Co. Ltd.	4,170	910,407
Hyundai Motor Co.	9,570	1,154,501
Hyundai Motor Co., Preference Shares	852	67,420
Hyundai Motor Co., Second Preference Shares	1,756	144,207

See Notes to Financial Statements.

32	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
Hyundai Steel Co.	5,604	$263,765
Hyundai Wia Corp.	513	30,965
Industrial Bank of Korea	11,789	123,728
Kakao Corp.	1,108	70,497
Kangwon Land, Inc.	7,491	221,663
KB Financial Group, Inc.	19,467	687,953
KCC Corp.	266	79,054
KEPCO Plant Service & Engineering Co. Ltd.	707	31,681
Kia Motors Corp.	17,873	580,098
Korea Aerospace Industries Ltd.	5,031	278,345
Korea Electric Power Corp.	12,939	471,989
Korea Gas Corp.	753	30,220
Korea Investment Holdings Co. Ltd.	1,486	51,497
Korea Zinc Co. Ltd.	398	156,553
Korean Air Lines Co. Ltd. (c)	3,387	76,432
KT Corp.	1,200	29,197
KT&G Corp.	7,271	608,218
Kumho Petrochemical Co. Ltd.	423	28,680
LG Chem Ltd.	3,266	704,302
LG Chem Ltd., Preference Shares	179	26,547
LG Corp.	5,702	283,094
LG Display Co. Ltd.	13,391	347,441
LG Electronics, Inc.	4,891	208,809
LG Household & Health Care Ltd.	696	493,806
LG Innotek Co. Ltd.	954	69,698
LG Uplus Corp.	20,673	195,937
Lotte Chemical Corp.	865	263,601
Lotte Confectionery Co. Ltd.	750	110,798
Lotte Shopping Co. Ltd.	752	137,925
Mirae Asset Securities Co. Ltd.	6,804	113,613
NAVER Corp.	1,558	997,708
NCSoft Corp.	1,038	212,329
NH Investment & Securities Co. Ltd.	5,312	42,324
OCI Co. Ltd. (c)	1,017	66,123
Orion Corp.	138	74,797
POSCO	3,514	746,074
Posco Daewoo Corp.	1,160	25,894
S-1 Corp.	442	32,096
S-Oil Corp.	3,144	220,051
Samsung Biologics Co. Ltd. (c)	1,220	152,525
Samsung C&T Corp.	4,015	415,737
Samsung Card Co. Ltd.	1,210	39,784
Samsung Electro-Mechanics Co. Ltd.	2,177	91,388
Samsung Electronics Co. Ltd.	5,598	8,331,571
Samsung Electronics Co. Ltd., Preference Shares	998	1,181,667
Samsung Fire & Marine Insurance Co. Ltd.	1,790	397,731
Samsung Heavy Industries Co. Ltd. (c)	7,874	60,127
Samsung Life Insurance Co. Ltd.	3,994	371,743
Samsung SDI Co. Ltd.	3,829	344,699
Samsung SDS Co. Ltd.	1,671	192,641
Samsung Securities Co. Ltd.	2,400	62,867
Samsung Techwin Co. Ltd.	2,293	82,409
Shinhan Financial Group Co. Ltd.	21,504	806,425
Shinsegae Co. Ltd.	670	97,561
SK Holdings Co. Ltd.	3,174	602,524
SK Hynix, Inc.	31,729	1,167,503
SK Innovation Co. Ltd.	3,761	455,149
SK Networks Co. Ltd.	14,759	84,461
SK Telecom Co. Ltd.	1,670	309,519
Woori Bank (c)	13,531	142,600
Yuhan Corp.	128	21,121

		32,324,210

Common Stocks	Shares	Value
Spain — 2.2%
Abertis Infraestructuras SA (a)	43,251	$604,282
ACS Actividades de Construccion y Servicios SA	11,772	371,496
Aena SA (d)	3,841	523,302
Amadeus IT Group SA	25,250	1,145,192
Banco Bilbao Vizcaya Argentaria SA	381,111	2,568,278
Banco de Sabadell SA (a)	292,491	406,438
Banco Popular Espanol SA (a)	177,710	171,223
Banco Santander SA	829,804	4,316,865
Bankia SA	308,381	314,254
Bankinter SA (a)	38,876	300,646
CaixaBank SA	191,825	632,212
Distribuidora Internacional de Alimentacion SA (a)	38,924	190,906
Enagas SA (a)	3,839	97,293
Endesa SA (a)	13,298	281,227
Ferrovial SA	32,805	585,052
Gas Natural SDG SA	17,935	337,416
Grifols SA (a)	19,950	396,035
Iberdrola SA	299,672	1,962,217
Industria de Diseno Textil SA (a)	62,702	2,136,004
International Consolidated Airlines Group SA (a)	47,602	256,439
Mapfre SA (a)	66,978	204,022
Red Electrica Corp. SA (a)	8,296	156,298
Repsol SA (a)	65,889	925,947
Telefonica SA	287,289	2,652,354
Zardoya Otis SA (a)	18,792	158,582

		21,693,980
Sweden — 2.0%
Alfa Laval AB	18,245	300,958
Assa Abloy AB, Class B	57,367	1,061,498
Atlas Copco AB, A Shares	37,867	1,148,754
Atlas Copco AB, B Shares	19,981	543,232
Boliden AB	15,966	414,717
Electrolux AB, Class B	12,094	299,460
Getinge AB, Class B	11,241	180,114
Hennes & Mauritz AB, Class B	53,734	1,489,566
Hexagon AB, Class B	13,771	490,467
Husqvarna AB, Class B	17,215	133,573
ICA Gruppen AB (a)	3,148	95,818
Industrivarden AB, Class C	8,883	165,203
Investor AB, Class B	25,067	934,000
Kinnevik AB	12,764	304,870
L E Lundbergforetagen AB, — B Shares	3,372	206,446
Lundin Petroleum AB (c)	9,142	198,122
Millicom International Cellular SA	3,166	134,917
Nordea Bank AB	167,959	1,861,090
Sandvik AB	58,636	723,337
Securitas AB, Class B	18,887	296,258
Skandinaviska Enskilda Banken AB, Class A	85,484	893,324
Skanska AB, Class B	19,249	453,206
SKF AB, Class B	28,867	529,310
Svenska Cellulosa AB, B Shares	34,563	972,828
Svenska Handelsbanken AB, Class A	83,880	1,161,776
Swedbank AB, Class A	49,818	1,200,338
Swedish Match AB	11,349	360,081
Tele2 AB, Class B	13,773	110,129
Telefonaktiebolaget LM Ericsson, Class B	178,647	1,047,045
TeliaSonera AB	198,222	796,296
Volvo AB, Class B	97,775	1,138,297

		19,645,030

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	33

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Switzerland — 6.3%
ABB Ltd., Registered Shares (c)	107,179	$2,255,229
Actelion Ltd., Registered Shares (c)	5,337	1,153,371
Adecco SA, Registered Shares	9,034	589,710
Aryzta AG (a)(c)	3,776	166,055
Baloise Holding AG, Registered Shares	2,811	353,722
Barry Callebaut AG, Registered Shares (c)	143	174,706
Cie Financiere Richemont SA, Registered Shares	29,681	1,961,633
Coca-Cola HBC AG (c)	17,206	374,665
Credit Suisse Group AG, Registered Shares (a)(c)	119,579	1,708,907
Dufry AG (a)(c)	2,230	277,577
EMS-Chemie Holding AG, Registered Shares	450	228,524
Galenica AG	195	219,735
Geberit AG, Registered Shares	2,134	854,361
Givaudan SA, Registered Shares	544	995,613
Glencore PLC (c)	674,813	2,280,114
Julius Baer Group Ltd. (c)	13,520	598,959
Kuehne & Nagel International AG, Registered Shares (a)	3,423	451,831
LafargeHolcim Ltd. (c)	25,384	1,332,459
Lindt & Spruengli AG (a)	47	243,199
Lindt & Spruengli AG, Registered Shares	6	364,531
Lonza Group AG, Registered Shares (c)	3,015	521,080
Nestle SA, Registered Shares	177,915	12,745,398
Novartis AG, Registered Shares	127,378	9,263,366
Pargesa Holding SA, Bearer Shares	4,151	269,811
Partners Group Holding AG (a)	939	439,581
Roche Holding AG	39,997	9,117,419
Schindler Holding AG, Participation Certificates	2,360	415,627
Schindler Holding AG, Registered Shares	1,556	271,597
SGS SA, Registered Shares	282	572,957
Sika AG, Bearer Shares	114	546,955
Sonova Holding AG, Registered Shares	2,902	351,112
STMicroelectronics NV (a)	37,953	430,176
Swatch Group AG, Bearer Shares (a)	1,687	523,582
Swatch Group AG, Registered Shares	1,971	120,287
Swiss Life Holding AG, Registered Shares (c)	1,676	473,434
Swiss Prime Site AG, Registered Shares (c)	3,460	283,120
Swiss Re AG	20,574	1,946,564
Swisscom AG, Registered Shares (a)	1,536	686,583
Syngenta AG, Registered Shares	5,218	2,061,645
UBS Group AG, Registered Shares	206,394	3,227,063
Zurich Insurance Group AG (c)	8,288	2,277,707

		63,129,965
Taiwan — 2.7%
Acer, Inc. (c)	69,504	28,083
Advanced Semiconductor Engineering, Inc.	371,097	378,328
Advantech Co. Ltd.	20,795	163,979
Asia Cement Corp.	57,233	46,554
Asia Pacific Telecom Co. Ltd. (c)	33,000	10,586
Asustek Computer, Inc.	38,220	312,921
AU Optronics Corp.	757,000	274,897
Casetek Holdings Ltd.	6,000	15,879
Catcher Technology Co. Ltd.	36,000	248,821
Cathay Financial Holding Co. Ltd.	455,935	677,800
Chailease Holding Co. Ltd.	23,795	40,619
Chang Hwa Commercial Bank Ltd.	414,701	220,114
Cheng Shin Rubber Industry Co. Ltd.	127,436	239,210
Chicony Electronics Co. Ltd.	15,700	36,349
China Airlines Ltd.	103,687	29,858
China Development Financial Holding Corp.	577,765	143,831

Common Stocks	Shares	Value
Taiwan (continued)
China Life Insurance Co. Ltd.	128,856	$127,406
China Steel Corp.	734,638	558,433
Chunghwa Telecom Co. Ltd.	212,000	665,696
Compal Electronics, Inc.	192,000	109,672
CTBC Financial Holding Co. Ltd.	1,030,601	562,201
Delta Electronics, Inc.	112,000	550,606
E.Sun Financial Holding Co. Ltd.	395,380	224,397
Eclat Textile Co. Ltd.	7,160	74,551
Eva Airways Corp.	71,073	32,020
Evergreen Marine Corp. Taiwan Ltd. (c)	83,830	28,802
Far Eastern New Century Corp.	210,607	157,720
Far EasTone Telecommunications Co. Ltd.	95,000	213,564
Feng TAY Enterprise Co. Ltd.	16,150	59,816
First Financial Holding Co. Ltd.	465,604	247,889
Formosa Chemicals & Fibre Corp.	181,360	540,116
Formosa Petrochemical Corp.	74,000	256,082
Formosa Plastics Corp.	254,040	700,283
Formosa Taffeta Co. Ltd.	31,000	28,287
Foxconn Technology Co. Ltd.	43,007	113,153
Fubon Financial Holding Co. Ltd.	334,952	528,001
Giant Manufacturing Co. Ltd.	10,000	56,629
Highwealth Construction Corp.	62,400	88,025
Hiwin Technologies Corp.	11,088	50,619
Hon Hai Precision Industry Co. Ltd.	863,000	2,244,738
Hotai Motor Co. Ltd.	8,000	91,255
HTC Corp. (c)	27,050	65,924
Hua Nan Financial Holdings Co. Ltd.	376,928	189,515
Innolux Corp.	658,494	235,737
Inventec Co. Ltd.	218,470	149,034
Largan Precision Co. Ltd.	6,000	699,368
Lite-On Technology Corp.	99,816	150,108
MediaTek, Inc.	98,255	656,416
Mega Financial Holding Co. Ltd.	660,110	469,438
Merida Industry Co. Ltd.	8,150	36,283
Micro-Star International Co. Ltd.	43,000	97,576
Nan Ya Plastics Corp.	251,790	554,622
Nien Made Enterprise Co. Ltd.	9,000	92,423
Novatek Microelectronics Corp.	23,000	75,592
OBI Pharma, Inc. (c)	9,000	79,226
Pegatron Corp.	105,000	249,798
Phison Electronics Corp.	15,000	117,971
Pou Chen Corp.	92,000	114,325
Powertech Technology, Inc.	70,100	188,113
President Chain Store Corp.	37,000	264,484
Quanta Computer, Inc.	138,000	257,148
Realtek Semiconductor Corp.	53,240	168,146
Ruentex Development Co. Ltd. (c)	47,757	54,295
Ruentex Industries Ltd.	17,521	28,975
Shin Kong Financial Holding Co. Ltd. (c)	292,832	71,526
Siliconware Precision Industries Co.	206,848	306,820
SinoPac Financial Holdings Co. Ltd.	518,842	145,838
Standard Foods Corp.	7,060	16,726
Synnex Technology International Corp.	31,500	31,654
TaiMed Biologics, Inc. (c)	15,000	77,025
Taishin Financial Holding Co. Ltd.	321,063	117,246
Taiwan Business Bank	254,176	64,155
Taiwan Cement Corp.	226,000	245,620
Taiwan Cooperative Financial Holding Co. Ltd.	417,121	181,504
Taiwan Fertilizer Co. Ltd.	12,000	14,928
Taiwan Mobile Co. Ltd.	98,800	318,069

See Notes to Financial Statements.

34	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,408,000	$7,886,565
Teco Electric and Machinery Co. Ltd.	39,000	33,644
Transcend Information, Inc.	29,000	76,664
Uni-President Enterprises Corp.	251,950	415,431
United Microelectronics Corp.	488,000	171,860
Vanguard International Semiconductor Corp.	86,000	149,019
Wistron Corp.	125,642	96,827
WPG Holdings Ltd.	216,270	254,158
Yuanta Financial Holding Co. Ltd.	862,260	319,771
Yulon Motor Co. Ltd.	14,000	11,608
Zhen Ding Technology Holding Ltd.	14,710	28,910

		27,207,875
Thailand — 0.5%
Advanced Info Service PCL — NVDR	52,400	214,605
Airports of Thailand PCL — NVDR (a)	26,500	294,275
Bangkok Bank PCL — NVDR	22,400	99,455
Bangkok Bank PCL, Foreign Registered Shares	30,500	137,101
Bangkok Dusit Medical Services PCL — NVDR	276,700	178,168
Banpu PCL — NVDR	29,500	15,713
BEC World PCL — NVDR (a)	16,900	7,824
BTS Group Holdings PCL — NVDR (a)	152,700	36,415
Bumrungrad Hospital PCL — NVDR	22,400	113,027
Central Pattana PCL — NVDR	119,500	188,884
Charoen Pokphand Foods PCL — NVDR	204,000	167,631
CP ALL PCL — NVDR	280,500	488,933
Delta Electronics Thailand PCL — NVDR	20,000	45,435
Energy Absolute PCL — NVDR (a)	45,000	37,319
Glow Energy PCL — NVDR	7,600	16,742
Home Product Center PCL — NVDR	82,832	23,541
Indorama Ventures PCL — NVDR	39,200	36,513
IRPC PCL — NVDR	492,400	65,856
Kasikornbank PCL — NVDR	36,500	180,270
Kasikornbank PCL, Foreign Registered Shares	80,700	398,652
Krung Thai Bank PCL — NVDR	143,775	70,843
Minor International PCL — NVDR	146,680	146,104
PTT Exploration & Production PCL — NVDR	76,522	204,963
PTT Global Chemical PCL — NVDR	110,168	193,173
PTT PCL — NVDR	53,000	548,754
Siam Cement PCL — NVDR	5,700	78,816
Siam Cement PCL, Foreign Registered Shares	31,400	434,061
Siam Commercial Bank PCL — NVDR	82,400	349,444
Thai Oil PCL — NVDR	92,900	187,155
Thai Union Group PCL — NVDR	14,800	8,667
TMB Bank PCL — NVDR	271,500	15,878
True Corp. PCL — NVDR	355,740	70,822

		5,055,039
Turkey — 0.2%
Akbank TAS	156,050	345,441
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,262	141,274
Arcelik AS	3,960	23,784
BIM Birlesik Magazalar AS	8,104	112,460
Coca-Cola Icecek AS	4,750	44,532
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	347,671	294,451
Eregli Demir ve Celik Fabrikalari TAS	51,754	75,299
Ford Otomotiv Sanayi	2,700	23,393
Haci Omer Sabanci Holding AS	32,457	84,023
KOC Holding AS	17,992	70,316
Petkim Petrokimya Holding	56,271	58,963
TAV Havalimanlari Holding AS	2,171	8,624

Common Stocks	Shares	Value
Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	4,704	$32,820
Tupras Turkiye Petrol Rafinerileri AS	5,076	101,715
Turk Hava Yollari (a)(c)	26,638	37,788
Turk Telekomunikasyon AS	10,009	14,961
Turkcell Iletisim Hizmetleri AS (c)	33,444	92,346
Turkiye Garanti Bankasi AS	133,513	287,937
Turkiye Halk Bankasi	58,372	154,244
Turkiye Is Bankasi, Class C	88,347	129,566
Turkiye Sise ve Cam Fabrikalari AS	42,918	46,535
Turkiye Vakiflar Bankasi Tao, Class D	173,038	212,974
Ulker Biskuvi Sanayi	3,956	18,107
Yapi ve Kredi Bankasi (a)(c)	65,139	63,202

		2,474,755
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	80,031	150,138
Aldar Properties PJSC	334,873	239,143
DP World Ltd.	10,522	184,284
Dubai Islamic Bank PJSC	36,085	54,691
Emaar Malls Group PJSC	81,000	57,825
Emaar Properties PJSC	172,958	335,335
Emirates Telecommunications Group Co. PJSC	97,764	500,412
First Gulf Bank PJSC	112,849	394,679
Mediclinic International PLC (a)	17,716	168,282
National Bank of Abu Dhabi PJSC	28,159	76,566

		2,161,355
United Kingdom — 11.1%
3i Group PLC	47,964	414,907
Aberdeen Asset Management PLC	47,482	150,128
Admiral Group PLC	11,495	258,512
Anglo American PLC (c)	79,157	1,118,396
Antofagasta PLC (a)	26,475	219,204
Ashtead Group PLC	25,797	501,503
Associated British Foods PLC	23,401	789,598
AstraZeneca PLC	71,925	3,927,661
Auto Trader Group PLC (d)	57,831	290,747
Aviva PLC	227,430	1,354,716
Babcock International Group PLC	15,027	176,258
BAE Systems PLC	180,695	1,314,293
Barclays PLC	940,634	2,581,425
Barratt Developments PLC (a)	48,277	274,460
Berkeley Group Holdings PLC	8,364	289,134
BHP Billiton PLC	117,118	1,864,872
BP PLC	1,065,137	6,671,408
British American Tobacco PLC	106,906	6,058,936
British Land Co. PLC	45,237	351,062
BT Group PLC	473,964	2,139,615
Bunzl PLC	19,227	499,158
Burberry Group PLC	26,661	491,333
Capita PLC (a)	33,043	216,054
Carnival PLC	9,212	466,766
Centrica PLC	319,782	920,986
Cobham PLC	98,005	197,327
Coca-Cola European Partners PLC	12,846	405,435
Compass Group PLC	90,679	1,675,888
Croda International PLC	7,020	276,094
Diageo PLC	144,432	3,747,986
Direct Line Insurance Group PLC	92,064	418,997
Dixons Carphone PLC	53,496	233,643
easyJet PLC	8,921	110,348

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	35

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Fiat Chrysler Automobiles NV	45,604	$414,852
G4S PLC	93,084	269,048
GKN PLC	101,475	413,601
GlaxoSmithKline PLC	274,302	5,268,926
Hammerson PLC	42,497	299,500
Hargreaves Lansdown PLC	17,892	266,239
Hikma Pharmaceuticals PLC (a)	8,947	208,534
HSBC Holdings PLC	1,158,027	9,343,668
IMI PLC	17,672	226,003
Imperial Brands PLC	53,985	2,352,695
Inmarsat PLC	25,312	234,202
InterContinental Hotels Group PLC	9,130	408,240
Intertek Group PLC	7,802	334,378
Intu Properties PLC	62,380	216,066
Investec PLC	59,882	392,742
ITV PLC	194,650	494,217
J. Sainsbury PLC	100,607	309,210
Johnson Matthey PLC	10,060	393,620
Kingfisher PLC	117,839	507,696
Land Securities Group PLC	41,762	548,632
Legal & General Group PLC	329,570	1,003,994
Lloyds Banking Group PLC	3,605,884	2,768,873
London Stock Exchange Group PLC	18,449	659,387
Marks & Spencer Group PLC	87,368	376,354
Meggitt PLC	42,920	242,377
Merlin Entertainments PLC (d)	43,755	241,549
Mondi PLC	18,175	371,174
National Grid PLC	211,627	2,472,594
NEX Group PLC	12,924	73,983
Next PLC	7,051	432,548
Old Mutual PLC	291,686	743,790
Pearson PLC	43,957	441,048
Persimmon PLC	15,176	331,104
Petrofac Ltd.	14,308	153,118
Provident Financial PLC	7,347	256,942
Prudential PLC	148,888	2,971,427
Randgold Resources Ltd.	5,702	438,070
Reckitt Benckiser Group PLC	36,418	3,084,893
RELX NV (a)	55,838	939,188
RELX PLC	61,684	1,099,239
Rio Tinto PLC	71,751	2,739,308
Rolls-Royce Holdings PLC (c)	125,459	1,030,457
Royal Bank of Scotland Group PLC (c)	212,595	587,432
Royal Mail PLC	43,082	244,895
RSA Insurance Group PLC	54,630	393,954
Sage Group PLC	57,581	464,162
Schroders PLC	7,414	272,301
Segro PLC	45,868	259,430
Severn Trent PLC	12,513	341,965
Shire PLC	53,997	3,083,187
Sky PLC	66,246	807,600
Smith & Nephew PLC	51,185	768,247
Smiths Group PLC	22,769	396,342
SSE PLC	63,897	1,220,053
St. James’s Place PLC	26,679	332,788
Standard Chartered PLC (c)	184,091	1,501,246
Standard Life PLC	117,235	536,841
Tate & Lyle PLC	29,549	257,154
Taylor Wimpey PLC	224,715	423,831
Tesco PLC (a)(c)	458,240	1,168,419

Common Stocks	Shares	Value
United Kingdom (continued)
TP ICAP PLC	10,561	$56,397
Travis Perkins PLC (a)	13,060	233,463
Unilever PLC	74,492	3,012,446
United Utilities Group PLC	37,850	419,540
Vodafone Group PLC	1,538,778	3,786,743
Weir Group PLC	13,734	319,167
Whitbread PLC	9,265	430,991
William Hill PLC	49,735	177,641
WM Morrison Supermarkets PLC (a)	110,313	313,320
Wolseley PLC	14,458	882,605
Worldpay Group PLC (d)	88,773	294,734
WPP PLC	69,946	1,556,537

		110,723,767
United States — 0.1%
Yum China Holdings, Inc. (c)	22,537	588,666
Total Common Stocks — 98.3%		983,603,521

Preferred Stock
Germany — 0.2%
Volkswagen AG, Preference Shares, 0.00% (a)	10,129	1,417,221
Total Preferred Securities — 0.2%		1,417,221

Rights
Qatar — 0.0%
Commercial Bank of Qatar QSC (Expires 01/17/22) (c)	535	655
Spain — 0.0%
Repsol SA (Expires 01/17/22) (a)(c)	65,889	24,414
Total Rights — 0.0%		25,069
Total Long-Term Investments (Cost — $1,000,896,618) — 98.5%		985,045,811

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (e)(f)(g)	85,655,946	85,673,077
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (e)(f)	6,264,403	6,264,403
Total Short-Term Securities (Cost — $91,929,771) — 9.2%		91,937,480
Total Investments (Cost — $1,092,826,389) — 107.7%		1,076,983,291
Liabilities in Excess of Other Assets — (7.7)%		(76,597,270)

Net Assets — 100.0%		$1,000,386,021

See Notes to Financial Statements.

36	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized (Loss)/Capital Gains
BlackRock Cash Funds: Institutional, SL Agency Shares	25,023,891	60,632,055	85,655,946	$85,673,077	$383,433	[1]	$(153)
BlackRock Cash Funds: Prime, SL Agency Shares[2]	16,634,043	(16,634,043)	—	—	61,383	[1]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,264,403	6,264,403	6,264,403	7,191		384
Total				$91,937,480	$452,007		$231

[1] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

2 No longer held by the Master Portfolio as of period end.

(f)	Current yield as of period end.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
94	E-Mini MSCI EAFE Index	March 2017	$7,875,320	$2,857
45	MSCI Emerging Markets E-Mini Index	March 2017	$1,932,525	3,309
29	S&P/TSX 60 Index	March 2017	$1,300,505	(5,432)
Total				$734

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$6,166	—	—	—	$6,166
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$(5,432)	—	—	—	$(5,432)

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$1,085,178	—	—	—	$1,085,178
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(65,915)	—	—	—	$(65,915)

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	37

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,154,381
Average notional value of contracts — short	$324,977	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$50,975,264	—	$50,975,264
Austria	—	1,415,601	—	1,415,601
Belgium	$4,599,451	3,594,408	—	8,193,859
Brazil	17,429,974	—	—	17,429,974
Canada	69,862,590	—	—	69,862,590
Chile	2,876,800	—	—	2,876,800
China	12,995,542	36,878,989	—	49,874,531
Colombia	1,010,333	—	—	1,010,333
Czech Republic	—	391,450	—	391,450
Denmark	—	11,236,798	—	11,236,798
Finland	—	6,583,110	—	6,583,110
France	—	69,788,214	—	69,788,214
Germany	477,472	63,098,911	—	63,576,383
Greece	—	878,870	—	878,870
Hong Kong	354,787	31,046,415	—	31,401,202
Hungary	—	698,821	—	698,821
India	2,871,152	16,006,946	—	18,878,098
Indonesia	14,046	5,725,448	—	5,739,494
Ireland	577,732	4,457,801	—	5,035,533
Israel	3,203,535	1,622,088	—	4,825,623
Italy	539,195	12,578,168	—	13,117,363
Japan	—	166,860,810	—	166,860,810
Luxembourg	—	628,726	—	628,726
Malaysia	2,014,261	3,701,717	—	5,715,978
Malta	—	116,661	—	116,661
Mexico	7,789,249	167,275	—	7,956,524
Netherlands	1,940,613	33,755,669	—	35,696,282
New Zealand	—	1,140,826	—	1,140,826
Norway	—	4,523,464	—	4,523,464
Peru	1,105,455	—	—	1,105,455
Philippines	80,437	2,417,661	—	2,498,098
Poland	206,385	2,268,916	—	2,475,301
Portugal	—	943,480	—	943,480
Qatar	116,602	1,775,668	—	1,892,270
Romania	128,335	—	—	128,335
Russia	684,183	9,325,118	—	10,009,301
Singapore	164,106	8,467,686	—	8,631,792
South Africa	461,227	14,024,423	$15	14,485,665
South Korea	152,525	32,171,685	—	32,324,210
Spain	—	21,693,980	—	21,693,980
Sweden	—	19,645,030	—	19,645,030

See Notes to Financial Statements.

38	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (concluded)	Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets (continued):
Switzerland	—	$63,129,965	—	$63,129,965
Taiwan	$76,664	27,131,211	—	27,207,875
Thailand	—	5,055,039	—	5,055,039
Turkey	141,274	2,333,481	—	2,474,755
United Arab Emirates	500,412	1,660,943	—	2,161,355
United Kingdom	130,380	110,593,387	—	110,723,767
United States	588,666	—	—	588,666
Preferred Stock	—	1,417,221	—	1,417,221
Rights	25,069	—	—	25,069
Short-Term Securities	91,937,480	—	—	91,937,480

Total	$225,055,932	$851,927,344	$15	$1,076,983,291

Derivative Financial Instruments[1]
Assets:
Equity contracts	$6,166	—	—	$6,166
Liabilities:
Equity contracts	(5,432)	—	—	(5,432)

Total	$734	—	—	$734

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	39

Statement of Assets and Liabilities	Total International ex U.S. Index Master Portfolio

December 31, 2016

Assets
Investments at value — unaffiliated (including securities loaned at value of $81,327,575) (cost — $1,000,896,618)	$985,045,811
Investments at value — affiliated (cost — $91,929,771)	91,937,480
Foreign currency at value (cost — $3,520,626)	3,483,758
Cash	13,793
Cash pledged for futures contracts	532,620
Receivables:
Contributions from investors	3,896,613
Dividends — unaffiliated	1,351,257
Securities lending income — affiliated	43,933
Investments sold	6,078
Dividends — affiliated	1,975
Prepaid expenses	1,456

Total assets	1,086,314,774

Liabilities
Cash collateral on securities loaned at value	85,665,521
Payables:
Investments purchased	57,525
Investment advisory fees	24,546
Trustees’ fees	7,263
Other accrued expenses	173,898

Total liabilities	85,928,753

Net Assets	$1,000,386,021

Net Assets Consist of
Investors’ capital	$1,016,266,808
Net unrealized appreciation (depreciation)	(15,880,787)

Net Assets	$1,000,386,021

See Notes to Financial Statements.

40	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Statement of Operations	Total International ex U.S. Index Master Portfolio

Year Ended December 31, 2016

Investment Income
Dividends — unaffiliated	$28,663,004
Securities lending — affiliated — net	428,621
Dividends — affiliated	23,386
Foreign taxes withheld	(3,547,659)

Total investment income	25,567,352

Expenses
Accounting services	324,533
Investment advisory	257,477
Professional	67,716
Trustees	34,674
Printing	770
Miscellaneous	6,602

Total expenses	691,772
Less fees waived and/or reimbursed by the Manager	(6,689)

Total expenses after fees waived and/or reimbursed	685,083

Net investment income	24,882,269

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated (net of $2,005 foreign capital gains tax)	(11,056,521)
Investments — affiliated	(153)
Futures contracts	1,085,178
Foreign currency transactions	(553,123)
Capital gain distributions from investment companies — affiliated	384

(10,524,235)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	24,175,862
Investments — affiliated	7,709
Futures contracts	(65,915)
Foreign currency translations	(10,810)

24,106,846

Net realized and unrealized gain	13,582,611

Net Increase in Net Assets Resulting from Operations	$38,464,880

See Notes to Financial Statements.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	41

Statements of Changes in Net Assets	Total International ex U.S. Index Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$24,882,269	$21,060,000
Net realized loss	(10,524,235)	(6,192,960)
Net change in unrealized appreciation (depreciation)	24,106,846	(60,069,497)

Net increase (decrease) in net assets resulting from operations	38,464,880	(45,202,457)

Capital Transactions
Proceeds from contributions	278,639,031	352,378,750
Value of withdrawals	(153,354,833)	(61,736,783)

Net increase in net assets derived from capital transactions	125,284,198	290,641,967

Net Assets
Total increase in net assets	163,749,078	245,439,510
Beginning of year	836,636,943	591,197,433

End of year	$1,000,386,021	$836,636,943

Financial Highlights	Total International ex U.S. Index Master Portfolio

	Year Ended December 31,
	2016	2015	2014		2013	2012

Total Return
Total return	4.41%	(5.80)%	(4.68)%		13.96%	16.65%

Ratios to Average Net Assets
Total expenses	0.08%	0.08%	0.15%	[1]	0.25%	0.42%

Total expenses after fees waived and/or reimbursed	0.08%	0.07%	0.12%	[1]	0.24%	0.32%

Net investment income	2.90%	2.71%	3.08%	[1]	2.60%	2.23%

Supplemental Data
Net assets, end of year (000)	$1,000,386	$836,637	$591,197		$556,443	$381,056

Portfolio turnover rate	15%	6%	49%		36%	42%

[1]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

42	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements	Total International ex U.S. Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as non-diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	43

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end. U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

44	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	45

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas Securities Corp.	$95,200	$(95,200)	—
Citigroup Global Markets, Inc	2,056,877	(2,056,877)	—
Credit Suisse Securities (USA) LLC	9,026,710	(9,026,710)	—
Deutsche Bank Securities, Inc.	1,914,456	(1,914,456)	—
Goldman Sachs & Co	11,364,765	(11,364,765)	—
JP Morgan Securities LLC.	5,111,931	(5,111,931)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,010,148	(1,010,148)	—
Morgan Stanley	13,960,264	(13,960,264)	—
Nomura Securities International, Inc.	3,770,205	(3,770,205)	—
SG Americas Securities LLC.	188	(188)	—
State Street Bank and Trust Co.	31,353,714	(31,353,714)	—
UBS AG.	1,663,117	(1,663,117)	—

Total	$81,327,575	$(81,327,575)	—

[1]

Cash collateral with a value of $85,665,521 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

46	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Limitations, Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Master Portfolio’s business in order to limit expenses of certain feeder funds which invest their assets in the Master Portfolio.

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2018, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of contractual waivers and/or reimbursements of fees made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver. For the year ended December 31, 2016, the amount waived was $3,780.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice. For the year ended December 31, 2016, the Manager waived and/or reimbursed $117, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, the Master Portfolio had a waiver of investment advisory fees, which are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio waived $2,792.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	47

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio paid BTC $99,378 in total for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$266,364,275	$466,665,135	$(423,884)

7. Purchase and Sales:

For the year ended December 31, 2016, purchases and sales of investments, excluding short-term securities, were $313,537,214 and $130,498,379 respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,097,299,369

Gross unrealized appreciation	$72,656,567
Gross unrealized depreciation	(92,972,645)

Net unrealized depreciation	$(20,316,078)

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder

48	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk:

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded options purchased and futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally,

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	49

Notes to Financial Statements (concluded)	Total International ex U.S. Index Master Portfolio

credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm	Total International ex U.S. Index Master Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of Total International ex U.S. Index Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	51

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None

52	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Officers and Trustees (continued)[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	53

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust's/MIP's Officers and Trustees is available in the Trust's/MIP's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

54	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016	55

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

56	BLACKROCK TOTAL INTERNATIONAL ex U.S. INDEX FUND	DECEMBER 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-12/16-AR

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock U.S. Total Bond Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016

Investment Objective

BlackRock U.S. Total Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended December 31, 2016, the Fund’s Institutional Shares returned 2.48%, Investor A Shares returned 2.14% and Class K Shares returned 2.53%. For the same period, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) returned 2.65%.

•

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

Early 2016 proved to be an uncertain and volatile period for the global economy and markets, as fears ranged from slowing in China’s growth and attendant trouble in commodity-exporting emerging markets, to concern over the United States’ own growth prospects and questions over the future path of U.S. Federal Reserve (the “Fed”) monetary policy. The downward shift in market sentiment was particularly remarkable considering that at the end of 2015 the Fed felt that economic conditions warranted an end to seven years of near-zero short-term rates. Yet by mid-February, much of the fear had abated and financial conditions began to stabilize. While many U.S. economic measures disappointed early in 2016, by the end of March the same measurements appeared to be on a stronger footing and markets reversed their losses from earlier in the quarter.

•

The monetary policy statement released in March by the Federal Open Market Committee (“FOMC”) represented a continuation of the “wait-and-see” trend anticipated by the market. The Fed continued to keep the door open to interest rate policy normalization, which it began in December, with the pace of change dictated by economic data and financial conditions. Additionally, the FOMC’s changes to its Statement of Economic Projections also highlighted the increasingly incremental path of interest rate changes, and some continued uncertainty over U.S. growth prospects in a world of slowing economic growth. Markets continued to attempt to time the next U.S. rate hike, without great conviction, but were rocked in late June after the United Kingdom voted unexpectedly to leave the European Union. Markets had been positioned for a “Remain” outcome to the referendum and reacted negatively and violently to the decisive 52% to 48% vote for “Brexit.” Risk assets were routed in the immediate aftermath while the British pound plunged more than 10%, a record one-day drop that took the currency to levels not seen since 1985.

•

The flight to safety following the Brexit result saw yields for U.S. Treasuries and other sovereign bonds decline sharply. This came on top of downward moves that had already pushed 10-year yields to record lows in Japan, Germany and the United Kingdom ahead of the Brexit vote, as uncertainty over the outcome heightened. Following Brexit, the yield of the 10-year U.S. Treasury fell to its lowest level since mid- 2012. The U.K. vote also weighed heavily on oil and industrial commodities, while gold rallied by 5%.

•

The third quarter was dominated by politics in the form of “Brexit” fallout and the U.S. presidential election. The Fed left the federal funds rate unchanged at its September meeting, but left open the possibility of a hike later in the year, with the market pricing in a 60% chance of a December hike. Yields moved higher over the quarter, with both 10- and 30-year Treasuries reaching post-Brexit peaks of 1.75% and 2.50%, respectively, in mid-September.

•

The fourth quarter was dominated by the surprise outcome of the U.S election, the Fed’s December rate hike, Fed statements shifting to a slightly more hawkish tone, and OPEC’s agreement to cut oil output for the first time in eight years. With the Republicans winning control of the White House and both houses of Congress the yield curve steepened and the “reflation” move that had begun in mid-September was propelled further. The market move was driven by the view that fiscal spending, tax cuts and tightened immigration policies would lead to increased inflation, higher interest rates and steeper yield curves.

•

The year ended with most equity indices near all-time highs and oil prices at their highest levels in more than a year. Early in December, markets shrugged off a “no” vote to Italian constitutional reform and a surprise European Central Bank (“ECB”) decision to wind down its bond purchases and buy below the deposit rate. The ECB’s decision caused global yield curves to steepen and the euro to experience its worst trading day since Brexit. December also saw the first Fed rate hike of 2016. The Fed’s accompanying statement was perceived to have a slightly hawkish tilt, as it introduced the concept of three rate hikes in 2017, sending the dollar higher. Following the Fed’s decision, the U.S. yield curve de-coupled from global yield curves and flattened quite significantly. After breaking through the psychologically significant 2.5% level, the yield of the 10-year Treasury bond closed December at 2.45%.

Describe recent portfolio activity.

•

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included credit quality, industry, maturity structure, coupon rates and call features.

•	The Master Portfolio held cash committed for pending transactions. The cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment-grade mortgage-backed, asset-backed and commercial mortgage-backed securities.

[3]

A widely recognized unmanaged market-capitalization weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended December 31, 2016

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns
				1 Year	5 Years	10 Years
Institutional	2.04%	2.02%	(2.67)%	2.48%	2.00%	4.21%
Investor A	1.79	1.77	(2.89)	2.14	1.73	3.94
Class K	2.08	2.07	(2.65)	2.53	2.05	4.26
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.53)	2.65	2.23	4.34

See “About Fund Performance” on page 6 for further information on how performance was calculated.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[4]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[4]	Annualized Expense Ratio
Institutional	$1,000.00	$973.30	$0.50	$1,000.00	$1,024.63	$0.51	0.10%
Investor A	$1,000.00	$972.10	$1.74	$1,000.00	$1,023.38	$1.78	0.35%
Class K	$1,000.00	$973.50	$0.25	$1,000.00	$1,024.89	$0.25	0.05%

[4]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

[5]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Institutional Shares’ performance results are those of Class K Shares restated to reflect Institutional Shares’ fees.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to March 31, 2011, Investor A Shares’ performance results are those of Class K Shares restated to reflect Investor A Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Statement of Assets and Liabilities	BlackRock U.S. Total Bond Index Fund

December 31, 2016

Assets
Investments at value — Master Portfolio (cost — $635,204,876)	$633,549,693
Capital shares sold receivable	10,831,166

Total assets	644,380,859

Liabilities
Payables:
Contributions to the Master Portfolio	10,160,930
Administration fees	12,237
Capital shares redeemed	670,240
Service fees	14,216
Other accrued expenses	9,335

Total liabilities	10,866,958

Net Assets	$633,513,901

Net Assets Consist of
Paid-in capital	$639,216,377
Distributions in excess of net investment income	(1,524,099)
Accumulated net realized loss allocated from the Master Portfolio	(2,523,194)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(1,655,183)

Net Assets	$633,513,901

Net Asset Value
Institutional — Based on net assets of $116,473,097 and 11,626,448 shares outstanding, unlimited shares authorized, no par value	$10.02

Investor A — Based on net assets of $71,391,025 and 7,128,452 shares outstanding, unlimited shares authorized, no par value	$10.01

Class K — Based on net assets of $445,649,779 and 44,474,668 shares outstanding, unlimited shares authorized, no par value	$10.02

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	7

Statement of Operations	BlackRock U.S. Total Bond Index Fund

Year Ended December 31, 2016

Investment Income
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$9,548,137
Interest — affiliated	15,349
Dividends — affiliated	363,076
Securities lending — affiliated — net	3,678
Foreign taxes withheld	(63)
Expenses	(215,661)
Fees waived	66,039

Total investment income	9,780,555

Fund Expenses
Administration — class specific	152,354
Service — class specific	111,315
Professional	8,406
Miscellaneous	394

Total expenses	272,469
Less fees waived by the Administrator	(8,406)

Total expenses after fees waived	264,063

Net investment income	9,516,492

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized loss from investments and capital gain distributions from investment companies — affiliated	(797,587)
Net change in unrealized appreciation (depreciation) on investments	(5,280,286)

Total realized and unrealized loss	(6,077,873)

Net Increase in Net Assets Resulting from Operations	$3,438,619

See Notes to Financial Statements.

8	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Statements of Changes in Net Assets	BlackRock U.S. Total Bond Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$9,516,492	$4,060,761
Net realized loss	(797,587)	(76,251)
Net change in unrealized appreciation (depreciation)	(5,280,286)	(3,379,947)

Net increase in net assets resulting from operations	3,438,619	604,563

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,992,284)	(857,237)
Investor A	(838,384)	(260,313)
Class K	(7,429,255)	(3,138,838)
From net realized gain:
Institutional	(97,217)	(82,778)
Investor A	(58,049)	(28,069)
Class K	(338,359)	(302,505)
From return of capital:
Institutional	(7,091)	—
Investor A	(3,294)	—
Class K	(25,760)	—

Decrease in net assets resulting from distributions to shareholders	(10,789,693)	(4,669,740)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	397,474,646	42,736,554

Net Assets
Total increase in net assets	390,123,572	38,671,377
Beginning of year	243,390,329	204,718,952

End of year	$633,513,901	$243,390,329

Distributions in excess of net investment income, end of year	$(1,524,099)	$(780,668)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	9

Financial Highlights	BlackRock U.S. Total Bond Index Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$9.99	$10.17	$9.85		$10.65	$10.57

Net investment income[1]	0.20	0.19	0.17		0.15	0.19
Net realized and unrealized gain (loss)	0.05	(0.16)	0.41		(0.40)	0.22

Net increase (decrease) from investment operations	0.25	0.03	0.58		(0.25)	0.41

Distributions:[2]
From net investment income	(0.21)	(0.19)	(0.17)		(0.18)	(0.22)
From net realized gain	(0.01)	(0.02)	(0.09)		(0.37)	(0.11)
From return of capital	(0.00)[3]	—	—		—	—

Total distributions	(0.22)	(0.21)	(0.26)		(0.55)	(0.33)

Net asset value, end of year	$10.02	$9.99	$10.17		$9.85	$10.65

Total Return[4]
Based on net asset value	2.48%	0.33%	5.88%		(2.39)%	3.91%

Ratios to Average Net Assets[5]
Total expenses	0.10% [6,7]	0.12% [8,9]	0.17%	[8,9]	0.26% [6]	0.26%	[6]

Total expenses after fees waived	0.10% [6,7]	0.11% [8,9]	0.16%	[8,9]	0.25% [6]	0.25%	[6]

Net investment income	1.95% [6,7]	1.85% [8,9]	1.67%	[8,9]	1.48% [6]	1.71%	[6]

Supplemental Data
Net assets, end of year (000)	$116,473	$58,043	$34,538		$22,939	$11,534

Portfolio turnover rate of the Master Portfolio[10]	278%	356%	476%		417%	436%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[10]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	164%	300%	244%	214%	231%

See Notes to Financial Statements.

10	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock U.S. Total Bond Index Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$9.99	$10.17	$9.85		$10.65	$10.57

Net investment income[1]	0.17	0.16	0.15		0.11	0.16
Net realized and unrealized gain (loss)	0.05	(0.15)	0.41		(0.39)	0.22

Net increase (decrease) from investment operations	0.22	0.01	0.56		(0.28)	0.38

Distributions:[2]
From net investment income	(0.19)	(0.17)	(0.15)		(0.15)	(0.19)
From net realized gain	(0.01)	(0.02)	(0.09)		(0.37)	(0.11)
From return of capital	(0.00)[3]	—	—		—	—

Total distributions	(0.20)	(0.19)	(0.24)		(0.52)	(0.30)

Net asset value, end of year	$10.01	$9.99	$10.17		$9.85	$10.65

Total Return[4]
Based on net asset value	2.14%	0.08%	5.63%		(2.63)%	3.66%

Ratios to Average Net Assets[5]
Total expenses	0.35% [6,7]	0.37% [6,7]	0.41%	[8,9]	0.51% [6]	0.51%	[6]

Total expenses after fees waived	0.35% [6,7]	0.36% [6,7]	0.40%	[8,9]	0.50% [6]	0.50%	[6]

Net investment income	1.69% [6,7]	1.61% [6,7]	1.44%	[8,9]	1.10% [6]	1.45%	[6]

Supplemental Data
Net assets, end of year (000)	$71,391	$19,145	$10,732		$3,735	$1,805

Portfolio turnover rate of the Master Portfolio[10]	278%	356%	476%		417%	436%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[10]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	164%	300%	244%	214%	231%

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	11

Financial Highlights (concluded)	BlackRock U.S. Total Bond Index Fund

	Class K
	Year Ended December 31,
	2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$9.99	$10.17	$9.85		$10.65	$10.57

Net investment income[1]	0.20	0.19	0.17		0.16	0.22
Net realized and unrealized gain (loss)	0.06	(0.15)	0.41		(0.41)	0.19

Net increase (decrease) from investment operations	0.26	0.04	0.58		(0.25)	0.41

Distributions:[2]
From net investment income	(0.22)	(0.20)	(0.17)		(0.18)	(0.22)
From net realized gain	(0.01)	(0.02)	(0.09)		(0.37)	(0.11)
From return of capital	(0.00)[3]	—	—		—	—

Total distributions	(0.23)	(0.22)	(0.26)		(0.55)	(0.33)

Net asset value, end of year	$10.02	$9.99	$10.17		$9.85	$10.65

Total Return[4]
Based on net asset value	2.53%	0.38%	5.94%		(2.35)%	3.94%

Ratios to Average Net Assets[5]
Total expenses	0.05% [6,7]	0.07% [8,9]	0.12%	[8,9]	0.21% [6]	0.21%	[8]

Total expenses after fees waived	0.05% [6,7]	0.06% [8,9]	0.10%	[8,9]	0.20% [6]	0.20%	[8]

Net investment income	2.00% [6,7]	1.89% [8,9]	1.72%	[8,9]	1.52% [6]	1.96%	[8]

Supplemental Data
Net assets, end of year (000)	$445,650	$166,203	$159,449		$96,193	$115,516

Portfolio turnover rate of the Master Portfolio[10]	278%	356%	476%		417%	436%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[10]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	164%	300%	244%	214%	231%

See Notes to Financial Statements.

12	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements	BlackRock U.S. Total Bond Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock U.S. Total Bond Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2016, the percentage of the Master Portfolio owned by the Fund was 21.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions, if any, that exceeds the Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BAL, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	13

Notes to Financial Statements (continued)	BlackRock U.S. Total Bond Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administration services an annual rate based on the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Class K
0.06%	0.06%	0.01%

Prior to October 5, 2016, the annual rates as a percentage of average daily net assets of the relevant share class of the Fund were as follows:

Institutional	Investor A	Class K
0.07%	0.07%	0.02%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the year ended December 31, 2016, BAL waived $8,406.

For the year ended December 31, 2016, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$63,979	$29,403	$58,972	$152,354

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended December 31, 2016, the Investor A service fee was $111,315.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

The Fund may lend in aggregate up to 15% of its net assets. but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33  1/3 of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Fund did not participate in the Interfund Lending Program.

14	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock U.S. Total Bond Index Fund

Officers and Trustees: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2018.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	2016	2015
Ordinary income	$10,753,548	$4,669,740
Return of capital	36,145	—

Total	$10,789,693	$4,669,740

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Net unrealized gains (losses)[1]	$(3,300,527)
Qualified late-year losses[2]	(2,401,949)

Total	$(5,702,476)

[1]	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

During the year ended December 31, 2016, the Fund utilized $24,583 of its capital loss carryforward.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	9,997,004	$102,270,160	3,494,789	$35,345,100
Shares issued in reinvestment of distributions	204,879	2,096,591	92,751	940,015
Shares redeemed	(4,384,125)	(44,963,519)	(1,175,402)	(11,908,283)

Net increase	5,817,758	$59,403,232	2,412,138	$24,376,832

Investor A
Shares sold	6,384,502	$65,506,281	1,692,928	$17,181,316
Shares issued in reinvestment of distributions	88,119	899,723	28,480	288,368
Shares redeemed	(1,260,562)	(12,926,826)	(860,554)	(8,749,332)

Net increase	5,212,059	$53,479,178	860,854	$8,720,352

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	15

Notes to Financial Statements (concluded)	BlackRock U.S. Total Bond Index Fund

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class K
Shares sold	38,207,729	$390,051,923	6,441,775	$65,411,564
Shares issued in reinvestment of distributions	760,043	7,777,159	336,986	3,418,699
Shares redeemed	(11,124,387)	(113,236,846)	(5,827,054)	(59,190,893)

Net increase	27,843,385	$284,592,236	951,707	$9,639,370

Total Net Increase	38,873,202	$397,474,646	4,224,699	$42,736,554

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm	BlackRock U.S. Total Bond Index Fund

To the Board of Trustees of BlackRock Funds III and the Shareholders of BlackRock U.S Total Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock U.S. Total Bond Index Fund, (the “Fund”), a series of BlackRock Funds III, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

During the fiscal year ended December 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Fund:

Federal Obligation Interest[1]	24.80%

Interest-Related Dividends for Non-U.S. Residents and Qualified Short-Term Capital Gains[2]	88.09%
[1]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	17

Master Portfolio Information	U.S. Total Bond Index Master Portfolio

As of December 31, 2016

Portfolio Composition	Percent of Total Investments

U.S. Treasury Obligations	32%
U.S. Government Sponsored Agency Securities	27
Corporate Bonds	23
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	1
Municipal Bonds	1
Asset Backed Securities	— [1]
Short-Term Securities	14
TBA Sale Commitments	(1)

[1]	Represents less than 1%.

Credit Quality Allocation[2]	Percent of Total Investments[3]

AAA/Aaa[4]	72%
AA/Aa	5
A	11
BBB/Baa	12
NR	—	[1]

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]	Total investments exclude short-term securities.

[4]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

18	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
BMW Vehicle Owner Trust, Series 2014-A, Class A4, 1.50%, 2/25/21	$200	$200,383
Carmax Auto Owner Trust 2016-3, Series 2016-3, Class A3, 1.39%, 5/17/21	3,000	2,980,139
Citibank Credit Card Issuance Trust, Class A1:
Series 2008-A1, 5.35%, 2/07/20	170	177,372
Series 2016-A1, 1.75%, 11/19/21	3,000	2,986,785
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	748,762
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	2,001,328
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	3,000	3,027,055
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	200,217
Total Asset-Backed Securities — 0.4%		12,322,041

Corporate Bonds
Aerospace & Defense — 0.4%
Boeing Co.:
2.35%, 10/30/21	75	75,440
1.88%, 6/15/23	500	476,887
6.13%, 2/15/33	100	128,102
3.30%, 3/01/35	65	60,826
3.38%, 6/15/46	250	227,675
Crane Co., 4.45%, 12/15/23	125	129,299
Dover Corp., 3.15%, 11/15/25	250	251,586
Eaton Corp.:
2.75%, 11/02/22	250	247,609
4.00%, 11/02/32	200	197,167
4.15%, 11/02/42	250	244,369
Embraer Netherlands Finance BV, 5.05%, 6/15/25	250	248,500
General Dynamics Corp.:
3.88%, 7/15/21	50	53,130
2.25%, 11/15/22	500	493,960
Harris Corp.:
3.83%, 4/27/25	250	253,967
4.85%, 4/27/35	65	68,292
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	500	610,022
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	477,959
L-3 Communications Corp., 4.95%, 2/15/21	250	267,088
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	1,008,450
3.55%, 1/15/26	250	255,428
3.60%, 3/01/35	65	61,750
4.07%, 12/15/42	100	98,705
3.80%, 3/01/45	500	473,510
4.70%, 5/15/46	750	815,794
Northrop Grumman Corp.:
1.75%, 6/01/18	250	250,687
3.25%, 8/01/23	500	509,727
4.75%, 6/01/43	375	408,563

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
Parker-Hannifin Corp., 4.20%, 11/21/34	$250	$255,454
Precision Castparts Corp.:
1.25%, 1/15/18	75	74,851
2.50%, 1/15/23	150	147,735
4.20%, 6/15/35	250	261,866
Raytheon Co.:
4.88%, 10/15/40	250	281,130
4.70%, 12/15/41	100	110,106
Textron, Inc., 3.65%, 3/01/21	350	359,544
Tyco Electronics Group SA, 3.45%, 8/01/24	75	75,318
United Technologies Corp.:
1.78%, 5/04/18 (a)	500	500,109
3.10%, 6/01/22	600	616,705
5.70%, 4/15/40	50	61,119
4.50%, 6/01/42	700	749,283
4.15%, 5/15/45	250	252,497
3.75%, 11/01/46	750	713,765

		12,853,974
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	263,517
3.25%, 4/01/26	545	541,260
3.90%, 2/01/35	190	182,443
3.88%, 8/01/42	50	45,635
4.75%, 11/15/45	160	165,708
4.55%, 4/01/46	750	755,782
United Parcel Service, Inc.:
5.13%, 4/01/19	50	53,695
3.13%, 1/15/21	500	516,768
2.45%, 10/01/22	500	497,936
6.20%, 1/15/38	100	131,554
3.40%, 11/15/46	220	202,799

		3,357,097
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 1/15/23	160	170,411
Series 2016-2, Class AA, 3.20%, 6/15/28	500	486,250
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 4/11/24	41	42,525
Southwest Airlines Co., 2.75%, 11/06/19	75	76,324
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 8/15/25	180	185,844
Series 2016-1, Class AA, 3.10%, 7/07/28	500	482,500

		1,443,854
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	68,805
Delphi Automotive PLC, 4.40%, 10/01/46	500	459,395

		528,200
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	757,874

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	RB	Revenue Bonds
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.	TBA	To-be-announced
EDA	Economic Development Authority

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	19

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Automobiles (continued)
Ford Motor Co. (continued):
7.45%, 7/16/31	$150	$188,257
4.75%, 1/15/43	350	332,292
5.29%, 12/08/46	500	506,495
General Motors Co.:
4.88%, 10/02/23	100	104,827
5.00%, 4/01/35	750	731,342
6.60%, 4/01/36	250	285,752
5.20%, 4/01/45	250	240,978
6.75%, 4/01/46	275	322,490

		3,470,307
Banks — 3.3%
Australia & New Zealand Banking Group Ltd.:
1.50%, 1/16/18	250	249,827
2.25%, 6/13/19	250	250,809
2.30%, 6/01/21	1,000	984,474
Bancolombia SA, 5.95%, 6/03/21	100	108,530
Bank of Montreal:
1.40%, 4/10/18	730	728,114
1.35%, 8/28/18	1,000	995,260
Bank of New York Mellon Corp.:
1.35%, 3/06/18	250	249,397
2.20%, 5/15/19	250	251,509
2.30%, 9/11/19	500	504,120
2.45%, 11/27/20	190	190,069
2.50%, 4/15/21	250	250,278
2.05%, 5/03/21	500	490,750
3.55%, 9/23/21	50	52,073
2.20%, 8/16/23	1,000	954,086
3.00%, 2/24/25	105	103,254
2.80%, 5/04/26	70	67,411
Bank of Nova Scotia:
2.05%, 10/30/18	250	251,005
1.95%, 1/15/19	250	250,242
2.45%, 3/22/21	500	497,948
4.50%, 12/16/25	250	256,822
Barclays PLC:
2.00%, 3/16/18	500	498,960
3.25%, 1/12/21	1,250	1,251,217
3.20%, 8/10/21	750	741,293
4.38%, 9/11/24	500	495,941
3.65%, 3/16/25	450	435,070
5.20%, 5/12/26	250	254,138
BB&T Corp.:
5.25%, 11/01/19	100	108,041
2.45%, 1/15/20	250	251,959
2.63%, 6/29/20	250	251,959
BNP Paribas SA:
2.40%, 12/12/18	500	503,926
5.00%, 1/15/21	100	109,097
3.25%, 3/03/23	250	252,281
4.25%, 10/15/24	250	250,618
BPCE SA:
2.50%, 12/10/18	250	252,194
4.00%, 4/15/24	250	259,503
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	252,489
1.45%, 5/10/19	1,000	988,866
3.80%, 10/30/26	250	256,908

Corporate Bonds	Par (000)	Value
Banks (continued)
Citizens Bank NA/Providence:
2.50%, 3/14/19	$500	$503,852
2.55%, 5/13/21	1,000	993,861
Commonwealth Bank of Australia, New York:
1.63%, 3/12/18	500	499,630
2.25%, 3/13/19	250	250,963
2.30%, 3/12/20	250	248,735
Compass Bank:
2.75%, 9/29/19	250	248,639
3.88%, 4/10/25	250	237,910
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/18	250	250,022
2.25%, 1/14/19	250	251,339
4.63%, 12/01/23	500	526,045
3.38%, 5/21/25	500	507,316
5.25%, 5/24/41	25	29,097
5.25%, 8/04/45	250	271,619
Cooperatieve Rabobank UA:
2.50%, 1/19/21	1,000	999,840
3.88%, 2/08/22	150	158,372
3.95%, 11/09/22	1,000	1,028,719
4.38%, 8/04/25	250	256,532
3.75%, 7/21/26	500	490,124
Credit Suisse, New York:
1.75%, 1/29/18	500	499,007
2.30%, 5/28/19	600	601,468
5.40%, 1/14/20	150	160,821
3.00%, 10/29/21	250	252,389
Discover Bank/Greenwood Delaware, 7.00%, 4/15/20	500	555,189
Fifth Third Bancorp:
3.50%, 3/15/22	100	102,475
4.30%, 1/16/24	250	256,790
8.25%, 3/01/38	425	590,767
Fifth Third Bank:
1.45%, 2/28/18	200	199,544
2.30%, 3/15/19	1,000	1,006,745
2.88%, 10/01/21	200	202,379
3.85%, 3/15/26	500	503,161
HSBC Bank USA NA, 4.88%, 8/24/20	500	530,062
HSBC Finance Corp., 6.68%, 1/15/21	161	180,971
HSBC Holdings PLC:
3.40%, 3/08/21	500	508,439
2.95%, 5/25/21	500	499,810
2.65%, 1/05/22	500	488,131
4.88%, 1/14/22	150	161,931
3.60%, 5/25/23	750	754,348
4.25%, 3/14/24	500	508,063
4.25%, 8/18/25	500	504,574
4.30%, 3/08/26	1,000	1,036,867
3.90%, 5/25/26	1,000	1,006,829
4.38%, 11/23/26	1,000	1,007,424
6.50%, 5/02/36	200	246,643
6.50%, 9/15/37	250	309,924
6.80%, 6/01/38	250	316,593
5.25%, 3/14/44	250	267,716
HSBC USA, Inc.:
2.25%, 6/23/19	250	250,134
2.35%, 3/05/20	1,000	992,180
2.75%, 8/07/20	250	250,496

See Notes to Financial Statements.

20	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Huntington Bancshares, Inc., 3.15%, 3/14/21	$250	$253,525
Intesa Sanpaolo SpA:
3.88%, 1/16/18	200	202,658
5.25%, 1/12/24	250	263,016
KeyBank NA, 2.25%, 3/16/20	500	497,901
KeyCorp:
2.30%, 12/13/18	340	342,026
2.90%, 9/15/20	500	505,926
5.10%, 3/24/21	100	109,353
KFW:
1.00%, 1/26/18	500	498,769
0.88%, 4/19/18	2,000	1,989,330
1.13%, 8/06/18	1,500	1,494,075
1.13%, 11/16/18	1,500	1,491,609
1.50%, 2/06/19	2,000	1,999,014
1.88%, 4/01/19	500	503,489
1.50%, 4/20/20	500	494,490
1.88%, 6/30/20	750	748,420
2.75%, 10/01/20	500	514,527
1.88%, 11/30/20	1,000	996,077
1.63%, 3/15/21	1,250	1,227,437
1.50%, 6/15/21	1,500	1,458,735
2.00%, 11/30/21	2,000	1,982,940
2.13%, 1/17/23	200	197,095
2.00%, 5/02/25	2,000	1,913,262
Korea Development Bank:
1.50%, 1/22/18	200	199,286
3.00%, 3/17/19	350	357,181
Landwirtschaftliche Rentenbank, 2.25%, 10/01/21	500	501,450
Lloyds Bank PLC, 2.70%, 8/17/20	250	251,831
Lloyds Banking Group PLC:
4.58%, 12/10/25	250	251,209
4.65%, 3/24/26	250	253,223
5.30%, 12/01/45	250	258,170
Manufacturers & Traders Trust Co.:
1.45%, 3/07/18	250	249,665
2.10%, 2/06/20	250	249,300
MUFG Union Bank NA, 2.63%, 9/26/18	250	252,733
National Australia Bank Ltd.:
2.00%, 1/14/19	500	500,034
1.38%, 7/12/19	500	491,010
2.50%, 7/12/26	250	232,145
Oesterreichische Kontrollbank AG, 1.63%, 3/12/19	500	499,931
PNC Bank NA (b):
1.85%, 7/20/18	500	500,868
2.20%, 1/28/19	500	502,633
2.25%, 7/02/19	350	352,339
1.45%, 7/29/19	500	493,197
2.30%, 6/01/20	500	499,785
2.45%, 11/05/20	1,250	1,252,294
2.15%, 4/29/21	500	493,392
2.95%, 1/30/23	250	246,386
2.95%, 2/23/25	250	245,483
PNC Funding Corp., 3.30%, 3/08/22 (b)	150	154,205
Regions Financial Corp., 3.20%, 2/08/21	1,000	1,014,150
Royal Bank of Canada:
2.20%, 7/27/18	250	251,669
1.80%, 7/30/18	250	250,801
2.00%, 12/10/18	250	250,687

Corporate Bonds	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued):
2.15%, 3/06/20	$250	$248,664
2.50%, 1/19/21	250	250,612
4.65%, 1/27/26	200	213,065
Santander Holdings USA, Inc.:
3.45%, 8/27/18	250	253,784
2.70%, 5/24/19	500	499,619
2.65%, 4/17/20	150	148,670
Santander Issuances SAU, 5.18%, 11/19/25	200	201,881
Santander UK Group Holdings PLC:
2.88%, 10/16/20	65	64,414
3.13%, 1/08/21	75	74,825
2.88%, 8/05/21	1,000	977,855
Santander UK PLC:
2.00%, 8/24/18	195	194,901
2.50%, 3/14/19	500	502,920
2.38%, 3/16/20	250	248,623
Sumitomo Mitsui Banking Corp.:
2.45%, 1/10/19	250	251,369
2.05%, 1/18/19	1,000	997,108
2.45%, 1/16/20	250	248,966
2.45%, 10/20/20	500	495,363
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21	500	502,617
2.44%, 10/19/21	1,000	983,765
3.78%, 3/09/26	500	511,157
SunTrust Banks, Inc.:
2.35%, 11/01/18	250	252,215
2.90%, 3/03/21	500	507,062
Svenska Handelsbanken AB:
1.63%, 3/21/18	250	249,702
2.45%, 3/30/21	500	496,617
Toronto-Dominion Bank:
1.63%, 3/13/18	500	500,519
1.40%, 4/30/18	250	249,396
2.25%, 11/05/19	300	301,785
2.13%, 4/07/21	500	492,356
3.63%, 9/15/31 (c)	500	488,415
US Bancorp:
1.95%, 11/15/18	225	226,145
4.13%, 5/24/21	50	53,505
Series V, 2.38%, 7/22/26	500	462,884
US Bank NA:
1.35%, 1/26/18	500	499,128
1.40%, 4/26/19	750	741,845
2.13%, 10/28/19	250	250,903
2.80%, 1/27/25	500	487,931
Wells Fargo & Co.:
1.50%, 1/16/18	250	249,701
2.15%, 1/15/19	250	251,376
2.13%, 4/22/19	350	351,133
1.75%, 5/24/19	1,500	1,492,747
2.15%, 12/06/19	750	749,535
2.15%, 1/30/20	460	457,827
2.60%, 7/22/20	500	502,890
2.55%, 12/07/20	750	750,857
3.00%, 1/22/21	250	254,395
2.50%, 3/04/21	740	734,517
2.10%, 7/26/21	500	486,528

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	21

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued):
3.45%, 2/13/23	$450	$451,620
4.13%, 8/15/23	250	258,680
4.48%, 1/16/24	250	263,165
3.00%, 2/19/25	350	336,224
3.55%, 9/29/25	1,000	998,343
3.00%, 4/22/26	750	715,674
4.10%, 6/03/26	520	526,858
3.00%, 10/23/26	1,750	1,666,695
4.30%, 7/22/27	500	514,287
5.38%, 11/02/43	400	441,460
5.61%, 1/15/44	306	346,711
4.65%, 11/04/44	345	339,560
3.90%, 5/01/45	150	142,276
4.90%, 11/17/45	250	256,780
4.40%, 6/14/46	600	574,232
4.75%, 12/07/46	350	355,200
Westpac Banking Corp.:
1.60%, 1/12/18	250	249,805
2.25%, 1/17/19	350	351,352
4.88%, 11/19/19	50	53,654
2.60%, 11/23/20	500	502,021
2.85%, 5/13/26	500	479,609
4.32%, 11/23/31 (c)	750	752,389

		99,332,341
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	127,436
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	1,000	1,001,435
2.15%, 2/01/19	500	503,094
2.65%, 2/01/21	1,160	1,166,664
2.63%, 1/17/23	500	490,105
3.30%, 2/01/23	1,250	1,272,165
3.70%, 2/01/24	750	775,281
3.65%, 2/01/26	2,500	2,537,975
4.70%, 2/01/36	1,000	1,051,868
4.63%, 2/01/44	400	416,018
4.90%, 2/01/46	1,970	2,129,314
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19	250	278,467
2.50%, 7/15/22	200	196,841
8.20%, 1/15/39	150	225,584
3.75%, 7/15/42	50	44,970
Coca-Cola Co.:
1.15%, 4/01/18	250	249,434
1.65%, 11/01/18	500	501,998
1.88%, 10/27/20	500	495,751
2.45%, 11/01/20	350	353,614
2.88%, 10/27/25	125	123,353
2.55%, 6/01/26	750	710,879
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	251,736
Constellation Brands, Inc., 3.70%, 12/06/26	750	732,780
Diageo Capital PLC:
4.83%, 7/15/20	500	542,285
3.88%, 4/29/43	125	119,077
Diageo Investment Corp.:
2.88%, 5/11/22	100	100,600
4.25%, 5/11/42	250	251,510

Corporate Bonds	Par (000)	Value
Beverages (continued)
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	$25	$25,609
2.70%, 11/15/22	100	98,662
7.45%, 5/01/38	250	347,980
Molson Coors Brewing Co.:
2.10%, 7/15/21	750	730,434
3.50%, 5/01/22	75	77,203
3.00%, 7/15/26	345	326,133
5.00%, 5/01/42	250	261,338
Pepsi Bottling Group, Inc., Series B, 7.00%, 3/01/29	200	273,439
PepsiCo, Inc.:
2.25%, 1/07/19	250	252,970
1.50%, 2/22/19	1,000	996,504
2.75%, 3/05/22	250	252,958
3.10%, 7/17/22	500	513,660
2.75%, 3/01/23	300	299,674
3.60%, 3/01/24	250	260,745
2.75%, 4/30/25	1,000	979,793
3.50%, 7/17/25	250	258,393
2.85%, 2/24/26	500	492,848
4.88%, 11/01/40	100	110,780
3.60%, 8/13/42	100	93,228
4.60%, 7/17/45	250	272,465
4.45%, 4/14/46	250	266,269
3.45%, 10/06/46	250	227,747

		24,069,066
Biotechnology — 0.4%
Amgen, Inc.:
2.20%, 5/22/19	250	251,930
3.45%, 10/01/20	100	103,615
4.10%, 6/15/21	1,000	1,054,167
1.85%, 8/19/21	250	240,404
2.70%, 5/01/22	500	495,090
2.25%, 8/19/23	1,250	1,175,875
3.13%, 5/01/25	750	729,883
2.60%, 8/19/26	715	657,612
4.40%, 5/01/45	175	167,746
4.66%, 6/15/51 (d)	904	868,842
Biogen, Inc.:
2.90%, 9/15/20	500	506,377
4.05%, 9/15/25	95	97,809
5.20%, 9/15/45	250	267,537
Celgene Corp.:
2.88%, 8/15/20	500	505,727
3.25%, 8/15/22	150	151,336
3.55%, 8/15/22	750	769,192
3.88%, 8/15/25	500	507,155
5.25%, 8/15/43	145	152,957
5.00%, 8/15/45	250	259,933
Gilead Sciences, Inc.:
2.55%, 9/01/20	500	505,269
2.50%, 9/01/23	500	482,160
3.70%, 4/01/24	500	513,212
3.50%, 2/01/25	170	171,880
3.65%, 3/01/26	325	329,530
4.60%, 9/01/35	350	363,017
5.65%, 12/01/41	50	57,792
4.50%, 2/01/45	150	149,874
4.75%, 3/01/46	500	517,335

See Notes to Financial Statements.

22	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc. (continued):
4.15%, 3/01/47	$500	$474,901

		12,528,157
Building Products — 0.0%
Johnson Controls International PLC:
3.63%, 7/02/24 (a)	80	81,130
5.13%, 9/14/45	250	265,986
4.95%, 7/02/64 (a)	250	233,140
Owens Corning:
4.20%, 12/15/22	150	155,780
4.20%, 12/01/24	250	256,095

		992,131
Capital Markets — 1.1%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	157,313
2.88%, 9/15/26	500	477,199
Ares Capital Corp., 3.88%, 1/15/20	300	304,192
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	245,220
Charles Schwab Corp.:
2.20%, 7/25/18	75	75,565
4.45%, 7/22/20	100	106,895
3.00%, 3/10/25	80	78,493
CME Group, Inc.:
3.00%, 3/15/25	250	249,873
5.30%, 9/15/43	100	117,150
Franklin Resources, Inc., 2.80%, 9/15/22	150	150,293
Goldman Sachs Capital I,, 6.35%, 2/15/34	250	297,237
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	312,523
2.38%, 1/22/18	250	251,486
2.90%, 7/19/18	500	506,905
2.63%, 1/31/19	500	505,376
7.50%, 2/15/19	150	166,287
2.55%, 10/23/19	755	760,543
5.38%, 3/15/20	500	542,493
2.60%, 4/23/20	600	600,629
2.88%, 2/25/21	1,000	1,004,624
2.63%, 4/25/21	500	496,370
5.25%, 7/27/21	500	547,995
2.35%, 11/15/21	1,500	1,457,340
5.75%, 1/24/22	350	393,475
3.63%, 1/22/23	150	153,212
4.00%, 3/03/24	425	440,903
3.85%, 7/08/24	500	510,395
3.50%, 1/23/25	500	493,350
3.75%, 5/22/25	250	250,650
4.25%, 10/21/25	1,050	1,066,633
3.75%, 2/25/26	380	381,116
6.13%, 2/15/33	400	483,450
6.75%, 10/01/37	1,150	1,420,074
4.80%, 7/08/44	250	262,457
5.15%, 5/22/45	250	262,915
4.75%, 10/21/45	750	791,732
Invesco Finance PLC, 4.00%, 1/30/24	250	260,494
Jefferies Group LLC:
5.13%, 4/13/18	1,500	1,550,470
8.50%, 7/15/19	125	141,770
5.13%, 1/20/23	650	680,252

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Lazard Group LLC, 4.25%, 11/14/20	$150	$157,014
Legg Mason, Inc., 5.63%, 1/15/44	125	121,725
Morgan Stanley:
1.88%, 1/05/18	250	250,373
6.63%, 4/01/18	500	528,764
2.45%, 2/01/19	925	931,352
7.30%, 5/13/19	500	557,139
2.38%, 7/23/19	500	501,424
5.63%, 9/23/19	250	270,990
2.65%, 1/27/20	1,250	1,255,887
5.75%, 1/25/21	750	832,182
2.50%, 4/21/21	500	494,564
5.50%, 7/28/21	1,600	1,773,019
2.63%, 11/17/21	750	740,971
4.88%, 11/01/22	500	535,869
3.75%, 2/25/23	500	513,572
4.10%, 5/22/23	250	256,631
3.88%, 4/29/24	250	256,393
3.70%, 10/23/24	500	505,956
4.00%, 7/23/25	505	517,634
5.00%, 11/24/25	250	267,072
3.88%, 1/27/26	500	505,053
3.13%, 7/27/26	500	477,688
4.35%, 9/08/26	500	512,374
3.95%, 4/23/27	250	247,477
7.25%, 4/01/32	50	67,746
6.38%, 7/24/42	50	64,258
4.30%, 1/27/45	500	498,284
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	257,249
Nomura Holdings, Inc., 2.75%, 3/19/19	250	252,366
Raymond James Financial, Inc., 4.95%, 7/15/46	500	475,998
State Street Corp.:
3.10%, 5/15/23	250	249,510
3.30%, 12/16/24	405	408,988
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	253,112

		34,493,983
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	50	49,709
3.50%, 6/01/23	250	253,367
3.38%, 3/15/25	1,395	1,351,258
Airgas, Inc., 2.38%, 2/15/20	250	250,124
Albemarle Corp., 4.15%, 12/01/24	250	255,537
Cytec Industries, Inc., 3.50%, 4/01/23	250	240,434
Dow Chemical Co.:
8.55%, 5/15/19	100	114,608
4.25%, 11/15/20	186	196,989
4.13%, 11/15/21	50	52,831
3.00%, 11/15/22	250	250,114
4.25%, 10/01/34	600	591,335
5.25%, 11/15/41	100	108,042
4.38%, 11/15/42	250	242,680
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	345,364
4.25%, 4/01/21	500	531,796
2.80%, 2/15/23	1,000	982,927
Eastman Chemical Co.:
2.70%, 1/15/20	500	502,925
3.60%, 8/15/22	200	205,080
3.80%, 3/15/25	1,050	1,058,914

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	23

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Ecolab, Inc.:
2.25%, 1/12/20	$135	$134,961
4.35%, 12/08/21	150	162,099
3.25%, 1/14/23	250	254,566
LYB International Finance BV:
4.00%, 7/15/23	200	208,959
5.25%, 7/15/43	75	80,635
4.88%, 3/15/44	350	362,455
LyondellBasell Industries NV, 4.63%, 2/26/55	100	92,924
Methanex Corp., 3.25%, 12/15/19	250	246,147
Monsanto Co.:
2.20%, 7/15/22	1,000	949,215
4.20%, 7/15/34	300	288,378
4.40%, 7/15/44	150	144,974
3.95%, 4/15/45	120	105,293
Mosaic Co.:
3.75%, 11/15/21	50	51,349
5.45%, 11/15/33	250	247,952
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/24	250	247,982
3.00%, 4/01/25	250	235,730
PPG Industries, Inc., 2.30%, 11/15/19	350	351,705
Praxair, Inc.:
1.25%, 11/07/18	250	248,860
2.65%, 2/05/25	165	159,911
3.20%, 1/30/26	250	250,886
Rohm & Haas Co., 7.85%, 7/15/29	250	337,979
Valspar Corp., 3.95%, 1/15/26	500	499,852
Westlake Chemical Corp., 3.60%, 8/15/26 (d)	500	480,915

		13,727,761
Commercial Services & Supplies — 0.1%
Duke University, 3.20%, 10/01/38	100	92,043
George Washington University, 4.87%, 9/15/45	100	108,130
Massachusetts Institute of Technology, 4.68%, 7/01/2114	300	301,991
Northwestern University, 3.87%, 12/01/48	100	96,939
President and Fellows of Harvard College:
3.15%, 7/15/46	75	67,103
3.30%, 7/15/56	200	175,887
Republic Services, Inc.:
5.25%, 11/15/21	50	55,591
3.55%, 6/01/22	250	259,700
3.20%, 3/15/25	250	247,965
2.90%, 7/01/26	85	81,485
Tufts University, Series 2012, 5.02%, 4/15/2112	230	240,088
University of Southern California, 3.03%, 10/01/39	200	177,636
Waste Management, Inc.:
4.60%, 3/01/21	100	107,867
2.90%, 9/15/22	200	201,042
3.90%, 3/01/35	315	313,172

		2,526,639
Communications Equipment — 0.2%
Cisco Systems, Inc.:
2.13%, 3/01/19	500	506,589
1.40%, 9/20/19	1,000	989,095
2.45%, 6/15/20	500	505,044
2.90%, 3/04/21	125	127,910

Corporate Bonds	Par (000)	Value
Communications Equipment (continued)
Cisco Systems, Inc. (continued):
2.60%, 2/28/23	$500	$496,262
2.95%, 2/28/26	500	495,137
5.90%, 2/15/39	500	634,988
5.50%, 1/15/40	350	426,369
Juniper Networks, Inc., 4.35%, 6/15/25	250	252,094
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	151,615
3.50%, 3/01/23	250	246,412

		4,831,515
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 2.88%, 5/08/22	100	101,023
Fluor Corp., 3.50%, 12/15/24	250	252,803

		353,826
Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 6/15/45	250	267,659
Consumer Discretionary — 0.0%
Ecolab, Inc., 3.70%, 11/01/46	250	227,317
Consumer Finance — 0.3%
American Express Co.:
1.55%, 5/22/18	250	249,514
3.63%, 12/05/24	300	301,243
4.05%, 12/03/42	67	64,656
Automatic Data Processing, Inc., 2.25%, 9/15/20	500	502,584
Block Financial LLC, 4.13%, 10/01/20	500	510,469
Capital One Bank USA NA:
2.25%, 2/13/19	250	251,116
3.38%, 2/15/23	350	346,714
Capital One Financial Corp.:
2.45%, 4/24/19	250	251,583
3.50%, 6/15/23	110	110,416
4.20%, 10/29/25	340	341,131
3.75%, 7/28/26	230	222,961
Capital One NA/Mclean, 2.35%, 8/17/18	500	502,872
Caterpillar Financial Services Corp.:
1.70%, 6/16/18	250	250,221
1.35%, 5/18/19	1,000	986,168
1.70%, 8/09/21	1,000	960,511
3.30%, 6/09/24	250	253,396
Discover Financial Services:
3.95%, 11/06/24	350	346,871
3.75%, 3/04/25	75	73,325
Equifax, Inc., 3.25%, 6/01/26	250	242,795
MasterCard, Inc., 3.38%, 4/01/24	250	257,148
Synchrony Financial:
3.75%, 8/15/21	500	513,908
4.50%, 7/23/25	190	195,162
Total System Services, Inc., 4.80%, 4/01/26	500	538,761
Visa, Inc.:
2.80%, 12/14/22	750	754,202
3.15%, 12/14/25	945	949,145
4.30%, 12/14/45	500	527,757

		10,504,629
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	264,807

See Notes to Financial Statements.

24	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 2.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75%, 5/15/19	$500	$509,375
3.95%, 2/01/22	1,250	1,260,937
Air Lease Corp.:
2.13%, 1/15/18	175	175,311
3.38%, 1/15/19	250	254,239
3.88%, 4/01/21	175	179,797
American Express Credit Corp.:
2.13%, 3/18/19	400	401,594
2.25%, 8/15/19	250	251,391
2.60%, 9/14/20	145	146,212
2.25%, 5/05/21	1,000	988,084
American Honda Finance Corp.:
2.15%, 3/13/20	250	249,309
1.65%, 7/12/21	750	722,294
Bank of America Corp.:
2.00%, 1/11/18	1,050	1,052,416
6.88%, 4/25/18	400	425,164
5.63%, 7/01/20	150	164,933
2.63%, 10/19/20	750	750,428
2.63%, 4/19/21	1,500	1,489,707
5.00%, 5/13/21	100	108,904
5.70%, 1/24/22	100	112,324
2.50%, 10/21/22	1,000	967,127
4.00%, 4/01/24	500	515,669
4.20%, 8/26/24	500	509,352
4.00%, 1/22/25	750	750,942
3.88%, 8/01/25	250	254,208
4.45%, 3/03/26	1,340	1,380,921
3.50%, 4/19/26	645	636,403
4.25%, 10/22/26	290	293,511
3.25%, 10/21/27	375	358,013
6.11%, 1/29/37	350	410,304
7.75%, 5/14/38	200	275,361
5.88%, 2/07/42	100	120,865
5.00%, 1/21/44	250	273,773
4.88%, 4/01/44	675	732,423
Series L, 2.60%, 1/15/19	500	504,274
Series L, 2.65%, 4/01/19	500	505,282
Series L, 2.25%, 4/21/20	750	745,627
Series L, 3.95%, 4/21/25	655	652,045
Series L, 4.18%, 11/25/27	1,000	1,000,639
Bank of America NA:
1.65%, 3/26/18	750	750,700
1.75%, 6/05/18	1,000	999,958
Boeing Capital Corp., 4.70%, 10/27/19	250	269,704
Citigroup, Inc.:
1.80%, 2/05/18	480	479,732
2.50%, 9/26/18	350	353,348
2.05%, 12/07/18	750	749,916
2.55%, 4/08/19	1,000	1,008,142
2.05%, 6/07/19	500	498,112
2.50%, 7/29/19	250	251,714
2.40%, 2/18/20	695	693,590
2.70%, 3/30/21	250	249,428
2.90%, 12/08/21	750	747,976
4.05%, 7/30/22	250	258,746
3.50%, 5/15/23	250	249,193

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
3.88%, 3/26/25	$500	$496,699
3.30%, 4/27/25	155	151,857
4.40%, 6/10/25	500	511,525
4.60%, 3/09/26	250	258,396
3.40%, 5/01/26	500	485,831
3.20%, 10/21/26	500	478,111
4.30%, 11/20/26	150	151,369
4.45%, 9/29/27	500	507,923
4.13%, 7/25/28	750	740,868
6.63%, 6/15/32	100	121,309
6.13%, 8/25/36	184	213,505
8.13%, 7/15/39	75	111,445
6.68%, 9/13/43	250	316,877
5.30%, 5/06/44	500	538,587
4.65%, 7/30/45	250	263,512
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	249,219
3.80%, 9/15/22	500	504,434
3.80%, 6/09/23	1,000	998,898
3.75%, 3/26/25	500	492,401
4.55%, 4/17/26	250	259,644
4.88%, 5/15/45	250	256,619
Daimler Finance North America LLC, 8.50%, 1/18/31	100	150,615
Deutsche Bank AG:
2.85%, 5/10/19	1,000	995,754
3.13%, 1/13/21	200	196,640
4.10%, 1/13/26	350	344,673
Deutsche Bank AG, London:
2.50%, 2/13/19	250	247,997
3.70%, 5/30/24	215	209,073
Ford Motor Credit Co. LLC:
2.38%, 1/16/18	250	251,116
2.24%, 6/15/18	250	250,339
2.38%, 3/12/19	500	499,703
2.02%, 5/03/19	1,000	990,824
2.60%, 11/04/19	250	249,629
2.46%, 3/27/20	250	246,790
5.75%, 2/01/21	250	274,145
3.34%, 3/18/21	500	503,469
3.10%, 5/04/23	500	482,860
4.38%, 8/06/23	220	227,040
3.66%, 9/08/24	1,000	975,757
4.13%, 8/04/25	500	500,601
4.39%, 1/08/26	250	253,369
GE Capital International Funding Co.:
2.34%, 11/15/20	1,270	1,269,394
3.37%, 11/15/25	227	230,763
4.42%, 11/15/35	1,685	1,765,723
General Electric Capital Corp., 3.10%, 1/09/23	1,500	1,520,215
General Motors Financial Co., Inc.:
2.40%, 4/10/18	155	155,166
3.15%, 1/15/20	1,000	1,006,271
3.20%, 7/13/20	1,000	1,003,008
3.70%, 11/24/20	250	254,313
4.20%, 3/01/21	750	773,810
3.45%, 4/10/22	150	148,340
4.00%, 1/15/25	250	243,910
5.25%, 3/01/26	405	425,449

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	25

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	$250	$253,201
3.75%, 12/01/25	115	117,521
International Lease Finance Corp., 5.88%, 4/01/19	500	530,990
John Deere Capital Corp.:
1.95%, 12/13/18	500	502,641
1.95%, 1/08/19	1,000	1,004,213
2.25%, 4/17/19	100	101,076
1.25%, 10/09/19	500	491,091
2.05%, 3/10/20	1,000	997,019
2.80%, 3/04/21	250	253,573
3.90%, 7/12/21	50	52,842
2.80%, 3/06/23	500	500,013
JPMorgan Chase & Co.:
6.00%, 1/15/18	500	521,562
1.80%, 1/25/18	1,000	1,001,106
1.63%, 5/15/18	500	499,358
2.35%, 1/28/19	500	504,139
1.85%, 3/22/19	1,000	996,844
2.20%, 10/22/19	500	502,008
2.25%, 1/23/20	1,000	997,646
2.75%, 6/23/20	500	504,522
2.55%, 10/29/20	500	499,631
2.55%, 3/01/21	500	498,428
2.30%, 8/15/21	2,000	1,962,948
4.35%, 8/15/21	500	534,897
4.50%, 1/24/22	300	323,529
3.25%, 9/23/22	200	202,258
3.20%, 1/25/23	150	151,670
3.38%, 5/01/23	250	249,105
2.70%, 5/18/23	500	489,195
3.88%, 9/10/24	300	303,551
3.13%, 1/23/25	250	244,389
3.90%, 7/15/25	250	257,070
3.30%, 4/01/26	500	491,277
3.20%, 6/15/26	1,000	978,753
4.13%, 12/15/26	250	255,164
4.25%, 10/01/27	500	513,714
3.63%, 12/01/27	1,000	970,186
6.40%, 5/15/38	100	129,578
5.50%, 10/15/40	125	147,652
5.60%, 7/15/41	550	657,689
5.63%, 8/16/43	500	573,767
4.85%, 2/01/44	100	111,276
4.95%, 6/01/45	250	266,577
Leucadia National Corp., 5.50%, 10/18/23	150	158,847
Mitsubishi UFJ Financial Group, Inc.:
3.85%, 3/01/26	500	513,622
2.76%, 9/13/26	250	234,833
Moody’s Corp.:
2.75%, 7/15/19	40	40,456
4.50%, 9/01/22	550	589,488
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	240,008
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	251,766
3.40%, 11/15/23	350	359,044
2.85%, 1/27/25	250	245,678
PACCAR Financial Corp., 2.20%, 9/15/19	250	251,642
Royal Bank of Scotland Group PLC, 4.80%, 4/05/26	500	500,564
S&P Global, Inc., 4.40%, 2/15/26	250	264,464

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Toyota Motor Credit Corp.:
1.38%, 1/10/18	$200	$199,747
2.00%, 10/24/18	500	502,962
2.10%, 1/17/19	250	251,373
2.13%, 7/18/19	350	351,519
2.15%, 3/12/20	500	499,108
1.90%, 4/08/21	500	489,905
UBS AG:
2.38%, 8/14/19	800	803,877
2.35%, 3/26/20	500	497,953

		80,835,727
Diversified Telecommunication Services — 1.0%
AT&T, Inc.:
1.75%, 1/15/18	500	500,305
2.38%, 11/27/18	500	504,368
2.45%, 6/30/20	1,500	1,489,548
5.00%, 3/01/21	500	537,756
3.80%, 3/15/22	250	256,285
3.60%, 2/17/23	500	504,260
4.45%, 4/01/24	500	521,218
3.95%, 1/15/25	500	500,866
3.40%, 5/15/25	500	481,912
4.13%, 2/17/26	1,250	1,265,707
4.50%, 5/15/35	810	782,594
6.30%, 1/15/38	450	511,443
6.00%, 8/15/40	250	274,777
5.35%, 9/01/40	463	475,500
5.55%, 8/15/41	200	208,229
5.15%, 3/15/42	150	149,426
4.30%, 12/15/42	151	135,171
4.80%, 6/15/44	250	236,229
4.35%, 6/15/45	759	676,293
4.75%, 5/15/46	600	568,451
5.65%, 2/15/47	250	268,124
4.50%, 3/09/48	750	673,930
4.55%, 3/09/49	500	451,633
British Telecommunications PLC:
2.35%, 2/14/19	1,750	1,760,206
9.63%, 12/15/30	150	228,852
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	588,046
Orange SA:
9.00%, 3/01/31	250	375,881
5.38%, 1/13/42	575	643,365
Qwest Corp.:
6.75%, 12/01/21	550	596,750
6.88%, 9/15/33	212	202,420
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	100,355
Telefonica Emisiones SAU:
3.19%, 4/27/18	250	253,595
5.46%, 2/16/21	50	54,504
4.57%, 4/27/23	700	734,392
7.05%, 6/20/36	75	87,053
Telefonica Europe BV, 8.25%, 9/15/30	300	393,908
Verizon Communications, Inc.:
3.65%, 9/14/18	500	516,508
2.55%, 6/17/19	500	507,047
2.63%, 2/21/20	250	252,399
4.50%, 9/15/20	1,000	1,070,113

See Notes to Financial Statements.

26	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
3.50%, 11/01/21	$400	$412,870
5.15%, 9/15/23	1,000	1,105,743
4.15%, 3/15/24	250	261,246
3.50%, 11/01/24	500	498,396
2.63%, 8/15/26	900	828,497
7.75%, 12/01/30	50	67,634
6.40%, 9/15/33	500	603,257
5.05%, 3/15/34	500	526,518
4.40%, 11/01/34	500	493,493
4.27%, 1/15/36	1,250	1,196,407
6.40%, 2/15/38	200	241,491
6.00%, 4/01/41	250	287,145
3.85%, 11/01/42	250	216,634
6.55%, 9/15/43	750	936,733
4.86%, 8/21/46	500	506,647
4.52%, 9/15/48	500	479,456
5.01%, 8/21/54	650	646,595
4.67%, 3/15/55	1,000	939,110

		30,587,291
Electric Utilities — 1.5%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (d)	500	492,442
Alabama Power Co.:
3.75%, 3/01/45	250	236,216
4.30%, 1/02/46	250	258,685
Ameren Illinois Co.:
2.70%, 9/01/22	100	100,301
4.30%, 7/01/44	250	261,790
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	500	503,171
Appalachian Power Co., 4.40%, 5/15/44	250	253,678
Arizona Public Service Co.:
3.15%, 5/15/25	250	250,644
5.05%, 9/01/41	250	281,947
Berkshire Hathaway Energy Co.:
2.00%, 11/15/18	500	502,155
3.75%, 11/15/23	500	522,852
3.50%, 2/01/25	110	112,179
6.13%, 4/01/36	250	312,220
5.15%, 11/15/43	250	280,695
4.50%, 2/01/45	400	414,968
Black Hills Corp., 3.95%, 1/15/26	200	204,223
CenterPoint Energy Houston Electric LLC:
1.85%, 6/01/21	500	488,563
3.55%, 8/01/42	100	94,068
Cleco Corporate Holdings LLC, 3.74%, 5/01/26 (d)	500	492,422
Commonwealth Edison Co.:
2.15%, 1/15/19	500	501,798
3.10%, 11/01/24	250	250,403
2.55%, 6/15/26	250	238,178
5.90%, 3/15/36	50	61,424
3.70%, 3/01/45	250	235,120
Connecticut Light & Power Co., 2.50%, 1/15/23	150	146,835
Consolidated Edison, Inc., 2.00%, 5/15/21	750	732,994
DTE Electric Co.:
4.00%, 4/01/43	150	150,897
3.70%, 3/15/45	145	138,636
3.70%, 6/01/46	250	240,497
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	126,135

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp.:
1.80%, 9/01/21	$1,000	$963,303
3.95%, 10/15/23	250	262,219
3.75%, 4/15/24	500	515,613
2.65%, 9/01/26	500	466,664
4.80%, 12/15/45	250	264,243
Duke Energy Florida LLC, 3.40%, 10/01/46	250	222,444
Duke Energy Indiana LLC:
4.20%, 3/15/42	150	148,555
4.90%, 7/15/43	250	277,018
3.75%, 5/15/46	500	470,287
Duke Energy Ohio, Inc., 3.70%, 6/15/46	250	236,327
Duke Energy Progress LLC:
4.10%, 5/15/42	150	149,145
4.10%, 3/15/43	250	249,970
4.38%, 3/30/44	100	103,623
4.20%, 8/15/45	250	254,387
3.70%, 10/15/46	500	473,459
Entergy Arkansas, Inc., 3.50%, 4/01/26	65	66,238
Entergy Corp., 4.00%, 7/15/22	200	209,135
Entergy Louisiana LLC, 4.05%, 9/01/23	250	262,015
Entergy Mississippi, Inc., 2.85%, 6/01/28	500	474,781
Eversource Energy:
1.45%, 5/01/18	250	249,178
2.50%, 3/15/21	500	496,444
Series H, 3.15%, 1/15/25	125	123,414
Exelon Corp.:
3.95%, 6/15/25	250	257,009
3.40%, 4/15/26	750	735,883
5.10%, 6/15/45	250	265,750
4.45%, 4/15/46	250	244,732
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	151,030
Florida Power & Light Co.:
2.75%, 6/01/23	250	250,180
3.13%, 12/01/25	500	505,521
5.95%, 2/01/38	50	64,085
4.13%, 2/01/42	500	512,855
Georgia Power Co., 4.30%, 3/15/42	200	202,388
Great Plains Energy, Inc., 5.29%, 6/15/22 (a)	150	162,671
Indiana Michigan Power Co.:
6.05%, 3/15/37	175	209,621
4.55%, 3/15/46	150	155,576
Interstate Power & Light Co.:
3.25%, 12/01/24	250	250,657
3.70%, 9/15/46	500	459,982
Kansas City Power & Light Co., 3.65%, 8/15/25	150	150,174
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	52,003
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	274,082
MidAmerican Energy Co.:
4.80%, 9/15/43	250	276,543
4.40%, 10/15/44	1,000	1,062,206
Mississippi Power Co., 4.25%, 3/15/42	500	432,539
Nevada Power Co., 5.45%, 5/15/41	50	58,564
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,250	1,270,892
NiSource Finance Corp.:
6.13%, 3/01/22	500	576,633
5.95%, 6/15/41	50	59,362
5.25%, 2/15/43	75	82,982
4.80%, 2/15/44	250	263,199

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	27

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co.:
3.40%, 8/15/42	$200	$183,515
4.00%, 8/15/45	85	84,676
NSTAR Electric Co., 2.70%, 6/01/26	250	240,300
Oglethorpe Power Corp., 4.55%, 6/01/44	250	247,196
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	122,057
5.30%, 6/01/42	75	87,970
3.75%, 4/01/45	250	239,690
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	510,110
2.95%, 3/01/26	750	734,784
6.05%, 3/01/34	250	312,867
5.13%, 11/15/43	1,250	1,424,617
4.75%, 2/15/44	250	274,344
4.25%, 3/15/46	250	254,058
PacifiCorp:
2.95%, 2/01/22	100	101,839
2.95%, 6/01/23	300	301,621
PECO Energy Co., 1.70%, 9/15/21	1,000	970,796
Pennsylvania Electric Co., 6.15%, 10/01/38	250	287,014
Potomac Electric Power Co., 3.60%, 3/15/24	250	258,486
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	249,941
3.40%, 6/01/23	250	251,704
PPL Electric Utilities Corp., 4.75%, 7/15/43	250	278,752
Progress Energy, Inc.:
4.40%, 1/15/21	100	106,043
7.75%, 3/01/31	50	68,798
Public Service Co. of Colorado:
3.60%, 9/15/42	250	235,134
3.95%, 3/15/43	200	199,585
4.30%, 3/15/44	75	78,385
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	249,721
3.50%, 8/15/20	50	51,924
2.38%, 5/15/23	250	244,358
3.05%, 11/15/24	250	251,961
3.95%, 5/01/42	50	49,917
3.65%, 9/01/42	50	47,870
3.80%, 3/01/46	250	242,621
Series K, 4.05%, 5/01/45	150	150,200
Puget Energy, Inc.:
5.63%, 7/15/22	500	553,665
3.65%, 5/15/25	250	246,379
Puget Sound Energy, Inc., 5.80%, 3/15/40	500	610,041
Sierra Pacific Power Co., 2.60%, 5/01/26	1,250	1,195,957
South Carolina Electric & Gas Co.:
4.60%, 6/15/43	250	262,765
4.10%, 6/15/46	350	346,439
Southern California Edison Co.:
2.40%, 2/01/22	250	249,283
5.50%, 3/15/40	50	60,137
4.65%, 10/01/43	350	385,946
Series A, 5.95%, 2/01/38	250	313,919
Series C, 3.60%, 2/01/45	250	236,475
Southern Co.:
2.35%, 7/01/21	1,000	983,014
3.25%, 7/01/26	500	486,615

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Tampa Electric Co., 4.10%, 6/15/42	$250	$241,467
Toledo Edison Co., 6.15%, 5/15/37	100	118,025
TransAlta Corp., 4.50%, 11/15/22	500	491,373
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	405,488
4.00%, 1/15/43	250	246,973
4.45%, 2/15/44	150	157,480
Series A, 3.15%, 1/15/26	555	551,012
Series A, 6.00%, 5/15/37	250	309,336
Series D, 4.65%, 8/15/43	500	542,789
WEC Energy Group, Inc.:
2.45%, 6/15/20	750	750,487
3.55%, 6/15/25	350	356,696
Westar Energy, Inc., 2.55%, 7/01/26	350	329,205
Xcel Energy, Inc.:
2.40%, 3/15/21	1,000	994,401
3.30%, 6/01/25	292	292,080
3.35%, 12/01/26	500	500,415

		46,422,433
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	354,201
Emerson Electric Co.:
5.00%, 4/15/19	100	106,953
2.63%, 12/01/21	750	757,857
2.63%, 2/15/23	350	347,292
Roper Industries, Inc., 3.13%, 11/15/22	150	150,116

		1,716,419
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	758,543
Corning, Inc.:
3.70%, 11/15/23	250	250,483
4.75%, 3/15/42	50	49,689
Fortive Corp., 3.15%, 6/15/26 (d)	500	492,732
Ingram Micro, Inc., 9.13%, 12/15/24	200	188,198
Jabil Circuit, Inc., 4.70%, 9/15/22	250	255,000
Tyco Electronics Group SA, 3.50%, 2/03/22	100	102,900

		2,097,545
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/21	750	766,060
5.13%, 9/15/40	100	109,935
FMC Technologies, Inc., 3.45%, 10/01/22	100	100,043
Halliburton Co.:
6.15%, 9/15/19	100	110,219
3.80%, 11/15/25	1,550	1,574,640
4.85%, 11/15/35	250	263,657
4.50%, 11/15/41	50	49,099
4.75%, 8/01/43	250	256,724
5.00%, 11/15/45	175	188,728
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	926,735
3.95%, 12/01/42	150	115,156

		4,460,996
Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 2.25%, 2/15/22	85	84,248

See Notes to Financial Statements.

28	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (continued)
CVS Health Corp.:
2.25%, 8/12/19	$500	$502,745
4.00%, 12/05/23	500	526,822
3.88%, 7/20/25	443	456,999
2.88%, 6/01/26	750	714,875
4.88%, 7/20/35	1,000	1,075,430
Kroger Co.:
1.50%, 9/30/19	1,000	984,804
6.15%, 1/15/20	100	110,703
3.30%, 1/15/21	500	513,764
3.40%, 4/15/22	100	101,936
3.50%, 2/01/26	495	497,281
5.15%, 8/01/43	125	134,761
3.88%, 10/15/46	500	455,186
NIKE, Inc., 3.88%, 11/01/45	500	492,833
Wal-Mart Stores, Inc.:
1.13%, 4/11/18	250	249,418
1.95%, 12/15/18	750	757,135
3.63%, 7/08/20	150	158,564
4.25%, 4/15/21	1,000	1,081,467
3.30%, 4/22/24	1,750	1,799,437
6.20%, 4/15/38	250	329,549
5.63%, 4/01/40	500	618,526
5.63%, 4/15/41	500	621,798
4.00%, 4/11/43	150	150,686
4.75%, 10/02/43	250	280,336
4.30%, 4/22/44	250	263,819
Walgreen Co., 3.10%, 9/15/22	200	199,971
Walgreens Boots Alliance, Inc.:
3.10%, 6/01/23	1,000	993,391
3.80%, 11/18/24	500	508,888
3.45%, 6/01/26	305	299,388
4.50%, 11/18/34	155	155,969
4.80%, 11/18/44	150	154,171

		15,274,900
Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 8/11/26	750	708,450
4.54%, 3/26/42	75	79,094
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	200,927
3.20%, 1/25/23	500	499,536
General Mills, Inc.:
2.20%, 10/21/19	300	301,460
3.15%, 12/15/21	150	153,215
3.65%, 2/15/24	500	519,778
JM Smucker Co.:
3.50%, 10/15/21	50	51,976
4.25%, 3/15/35	250	252,395
Kellogg Co.:
3.25%, 4/01/26	65	63,451
4.50%, 4/01/46	350	342,028
Kraft Heinz Foods Co.:
2.00%, 7/02/18	1,000	1,000,225
5.38%, 2/10/20	52	56,321
3.95%, 7/15/25	750	759,776
3.00%, 6/01/26	310	291,039
5.00%, 7/15/35	500	524,549
6.50%, 2/09/40	250	304,610

Corporate Bonds	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued):
5.00%, 6/04/42	$200	$204,787
4.38%, 6/01/46	500	470,490
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	241,586
Mondelez International, Inc., 6.50%, 2/09/40	250	308,423
Sysco Corp.:
3.75%, 10/01/25	100	101,206
3.30%, 7/15/26	130	127,573
4.85%, 10/01/45	150	159,107
4.50%, 4/01/46	250	252,048
Tyson Foods, Inc.:
2.65%, 8/15/19	500	504,766
4.50%, 6/15/22	150	159,619
4.88%, 8/15/34	70	71,333
Unilever Capital Corp.:
2.20%, 3/06/19	200	202,024
4.25%, 2/10/21	200	214,785
3.10%, 7/30/25	250	251,304
2.00%, 7/28/26	250	228,275

		9,606,156
Gas Utilities — 0.1%
Atmos Energy Corp., 4.15%, 1/15/43	100	97,403
National Fuel Gas Co., 3.75%, 3/01/23	300	292,540
Southern California Gas Co., Series TT, 2.60%, 6/15/26	1,250	1,200,048
Southern Co. Gas Capital Corp.:
3.50%, 9/15/21	50	51,389
3.95%, 10/01/46	750	693,988

		2,335,368
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc., 2.60%, 8/15/26	230	212,330
Becton Dickinson & Co.:
1.80%, 12/15/17	194	194,441
2.68%, 12/15/19	500	507,306
3.30%, 3/01/23	200	200,873
6.00%, 5/15/39	250	291,750
4.69%, 12/15/44	250	258,986
Boston Scientific Corp.:
6.00%, 1/15/20	100	109,883
4.13%, 10/01/23	500	518,726
3.85%, 5/15/25	250	250,492
Medtronic, Inc.:
1.38%, 4/01/18	300	299,486
2.50%, 3/15/20	500	505,596
4.13%, 3/15/21	50	53,073
3.15%, 3/15/22	1,350	1,382,700
3.63%, 3/15/24	400	416,261
4.38%, 3/15/35	350	370,275
4.63%, 3/15/45	1,000	1,081,421
St. Jude Medical, Inc.:
3.25%, 4/15/23	150	149,074
3.88%, 9/15/25	45	45,336
Stryker Corp.:
1.30%, 4/01/18	200	199,160
3.38%, 11/01/25	580	576,316
3.50%, 3/15/26	500	504,720
4.63%, 3/15/46	250	254,919

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	29

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.:
3.15%, 4/01/22	$500	$498,633
3.55%, 4/01/25	750	730,490
4.25%, 8/15/35	67	62,478

		9,674,725
Health Care Providers & Services — 0.7%
Aetna, Inc.:
3.95%, 9/01/20	500	525,947
4.13%, 6/01/21	250	266,379
2.75%, 11/15/22	250	245,599
2.80%, 6/15/23	500	492,504
3.50%, 11/15/24	320	324,656
3.20%, 6/15/26	1,380	1,365,191
4.25%, 6/15/36	250	250,661
6.75%, 12/15/37	50	64,981
4.75%, 3/15/44	25	26,300
4.38%, 6/15/46	250	251,037
AmerisourceBergen Corp., 4.25%, 3/01/45	250	239,384
Anthem, Inc.:
1.88%, 1/15/18	950	950,418
2.25%, 8/15/19	225	224,546
3.13%, 5/15/22	200	200,101
3.30%, 1/15/23	100	99,831
3.50%, 8/15/24	250	249,290
4.63%, 5/15/42	50	50,238
5.10%, 1/15/44	150	159,833
4.65%, 8/15/44	350	354,300
4.85%, 8/15/54	150	152,499
Ascension Health, 3.95%, 11/15/46	500	477,409
Cardinal Health, Inc.:
3.20%, 6/15/22	50	50,504
3.50%, 11/15/24	250	252,770
4.60%, 3/15/43	50	49,411
4.90%, 9/15/45	250	263,794
Cigna Corp.:
4.00%, 2/15/22	525	548,480
3.25%, 4/15/25	300	292,184
5.38%, 2/15/42	50	55,701
Dignity Health:
2.64%, 11/01/19	100	100,871
5.27%, 11/01/64	100	97,553
Express Scripts Holding Co.:
2.25%, 6/15/19	350	349,960
4.75%, 11/15/21	300	322,222
3.50%, 6/15/24	250	247,052
4.50%, 2/25/26	250	257,368
3.40%, 3/01/27	750	702,683
4.80%, 7/15/46	250	239,357
Humana, Inc.:
3.85%, 10/01/24	500	511,850
4.95%, 10/01/44	250	262,766
Johns Hopkins Health System Corp., 3.84%, 5/15/46	25	23,707
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	103,195
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	102,618
4.00%, 11/01/23	100	102,454
3.60%, 2/01/25	75	74,672
4.70%, 2/01/45	150	148,161

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
McKesson Corp.:
2.85%, 3/15/23	$150	$146,758
3.80%, 3/15/24	500	515,335
4.88%, 3/15/44	250	254,316
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/42	200	224,679
New York and Presbyterian Hospital, 4.02%, 8/01/45	150	145,586
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	107,332
4.25%, 4/01/24	250	260,744
3.50%, 3/30/25	370	365,598
RWJ Barnabas Health, Inc., 3.95%, 7/01/46	60	55,263
UnitedHealth Group, Inc.:
1.63%, 3/15/19	550	547,889
2.30%, 12/15/19	250	251,876
2.13%, 3/15/21	1,500	1,482,456
3.35%, 7/15/22	750	772,729
2.88%, 3/15/23	250	250,858
3.10%, 3/15/26	500	493,150
3.45%, 1/15/27	500	507,915
4.63%, 7/15/35	555	604,972
6.88%, 2/15/38	100	136,080
5.95%, 2/15/41	100	124,782
3.95%, 10/15/42	150	146,079
4.75%, 7/15/45	250	275,404
4.20%, 1/15/47	500	505,748

		20,305,986
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	263,645
Hyatt Hotels Corp., 3.38%, 7/15/23	190	187,381
Marriott International, Inc.:
3.00%, 3/01/19	100	101,750
3.25%, 9/15/22	100	100,837
4.50%, 10/01/34	250	244,827
McDonald’s Corp.:
1.88%, 5/29/19	100	99,797
3.50%, 7/15/20	50	51,991
3.25%, 6/10/24	400	405,976
3.38%, 5/26/25	500	501,468
3.70%, 1/30/26	250	254,524
4.70%, 12/09/35	315	333,244
3.70%, 2/15/42	100	89,108
4.88%, 12/09/45	750	803,305
Starbucks Corp., 3.85%, 10/01/23	250	266,743
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	51,703

		3,756,299
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	202,193
Mohawk Industries, Inc., 3.85%, 2/01/23	125	127,726
Newell Brands, Inc.:
4.00%, 12/01/24	250	255,684
4.20%, 4/01/26	550	574,079
5.38%, 4/01/36	350	394,484
Whirlpool Corp., 5.15%, 3/01/43	200	213,382

		1,767,548

See Notes to Financial Statements.

30	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	$50	$50,699
3.50%, 12/15/24	250	255,542
Kimberly-Clark Corp.:
1.90%, 5/22/19	500	503,185
3.63%, 8/01/20	50	52,438
2.65%, 3/01/25	85	82,681
2.75%, 2/15/26	500	487,164
3.20%, 7/30/46	210	182,604
Procter & Gamble Co.:
2.30%, 2/06/22	250	250,499
3.10%, 8/15/23	500	514,796
5.55%, 3/05/37	250	323,382

		2,702,990
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	517,530
5.60%, 6/15/42	50	46,293
Southern Power Co.:
5.25%, 7/15/43	500	503,342
Series E, 2.50%, 12/15/21	1,000	979,311

		2,046,476
Industrial Conglomerates — 0.3%
3M Co.:
1.63%, 6/15/19	350	349,730
1.63%, 9/19/21	500	487,256
2.00%, 6/26/22	500	490,120
3.00%, 8/07/25	250	251,648
3.13%, 9/19/46	250	222,806
General Electric Co.:
5.63%, 5/01/18	1,000	1,055,395
6.00%, 8/07/19	100	110,487
2.20%, 1/09/20	1,000	1,003,254
4.38%, 9/16/20	50	53,743
4.63%, 1/07/21	72	78,178
4.65%, 10/17/21	201	220,485
2.70%, 10/09/22	1,000	999,815
3.45%, 5/15/24	86	88,402
6.75%, 3/15/32	394	524,465
5.88%, 1/14/38	215	270,584
6.88%, 1/10/39	72	101,516
4.13%, 10/09/42	500	504,425
4.50%, 3/11/44	750	805,106
Koninklijke Philips NV:
3.75%, 3/15/22	250	260,464
5.00%, 3/15/42	250	255,316

		8,133,195
Insurance — 1.1%
Aflac, Inc.:
3.63%, 6/15/23	250	258,795
3.63%, 11/15/24	250	257,300
2.88%, 10/15/26	750	718,531
Alleghany Corp., 4.95%, 6/27/22	550	596,227
Allstate Corp.:
3.15%, 6/15/23	250	253,150
3.28%, 12/15/26	750	752,489
4.50%, 6/15/43	150	159,093
5.75%, 8/15/53 (c)	250	258,475

Corporate Bonds	Par (000)	Value
Insurance (continued)
American International Group, Inc.:
2.30%, 7/16/19	$500	$502,360
3.38%, 8/15/20	250	257,200
4.88%, 6/01/22	250	273,194
4.13%, 2/15/24	250	259,555
3.75%, 7/10/25	750	754,840
3.90%, 4/01/26	500	508,791
4.70%, 7/10/35	500	518,210
4.50%, 7/16/44	250	246,519
Aon PLC:
2.80%, 3/15/21	250	249,897
3.88%, 12/15/25	600	611,571
4.45%, 5/24/43	200	192,836
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	131,979
Assurant, Inc., 2.50%, 3/15/18	250	252,612
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	116,173
AXA SA, 8.60%, 12/15/30	50	68,750
Berkshire Hathaway Finance Corp.:
5.40%, 5/15/18	1,000	1,052,440
3.00%, 5/15/22	750	764,200
4.40%, 5/15/42	100	105,275
Berkshire Hathaway, Inc.:
1.55%, 2/09/18	500	501,008
2.10%, 8/14/19	500	504,500
2.20%, 3/15/21	500	498,960
2.75%, 3/15/23	500	498,123
3.13%, 3/15/26	400	397,402
4.50%, 2/11/43	100	106,331
Chubb Corp.:
6.00%, 5/11/37	50	62,368
Series 1, 6.50%, 5/15/38	100	134,035
Chubb INA Holdings, Inc.:
3.35%, 5/15/24	500	509,396
3.35%, 5/03/26	795	805,264
4.15%, 3/13/43	150	151,434
CNA Financial Corp.:
5.75%, 8/15/21	100	111,710
4.50%, 3/01/26	350	366,009
First American Financial Corp., 4.60%, 11/15/24	200	197,604
Hartford Financial Services Group, Inc.:
6.30%, 3/15/18	250	262,311
6.63%, 3/30/40	100	123,406
6.10%, 10/01/41	100	117,349
Lincoln National Corp.:
4.85%, 6/24/21	300	324,958
4.20%, 3/15/22	1,350	1,428,909
4.00%, 9/01/23	200	208,494
3.35%, 3/09/25	65	64,742
6.30%, 10/09/37	250	294,450
Loews Corp.:
2.63%, 5/15/23	250	242,945
3.75%, 4/01/26	500	508,258
Manulife Financial Corp., 4.15%, 3/04/26	500	522,006
Markel Corp., 3.63%, 3/30/23	250	250,661
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	236,321
2.35%, 3/06/20	190	190,167
4.80%, 7/15/21	50	54,349
3.30%, 3/14/23	500	508,137

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	31

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
MetLife, Inc.:
4.75%, 2/08/21	$200	$217,491
3.00%, 3/01/25	650	637,702
3.60%, 11/13/25	1,000	1,016,748
6.40%, 12/15/36	100	108,000
4.13%, 8/13/42	300	295,250
4.88%, 11/13/43	250	270,665
4.05%, 3/01/45	250	239,737
4.60%, 5/13/46	500	526,366
Old Republic International Corp., 4.88%, 10/01/24	250	260,476
Principal Financial Group, Inc.:
3.40%, 5/15/25	250	248,402
3.10%, 11/15/26	1,000	966,549
4.63%, 9/15/42	50	51,785
Progressive Corp.:
3.75%, 8/23/21	50	52,928
4.35%, 4/25/44	100	103,723
3.70%, 1/26/45	200	186,658
Prudential Financial, Inc.:
2.35%, 8/15/19	350	353,376
5.38%, 6/21/20	350	383,374
3.50%, 5/15/24	1,000	1,021,717
8.88%, 6/15/38 (c)	100	108,000
5.63%, 6/15/43 (c)	100	103,875
5.10%, 8/15/43	250	270,518
5.20%, 3/15/44 (c)	100	98,817
5.38%, 5/15/45 (c)	500	511,250
Travelers Cos., Inc.:
3.90%, 11/01/20	250	264,761
4.60%, 8/01/43	100	108,123
4.30%, 8/25/45	250	258,964
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	126,277
Trinity Acquisition PLC, 4.40%, 3/15/26	500	506,127
Unum Group:
3.88%, 11/05/25	250	244,337
5.75%, 8/15/42	250	269,154
Voya Financial, Inc.:
2.90%, 2/15/18	572	579,085
3.65%, 6/15/26	350	342,221
WR Berkley Corp., 4.63%, 3/15/22	200	213,928
XLIT Ltd.:
2.30%, 12/15/18	250	251,646
5.75%, 10/01/21	100	111,133
5.50%, 3/31/45	250	237,217

		31,848,449
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.:
2.60%, 12/05/19	350	356,895
4.80%, 12/05/34	600	660,396

		1,017,291
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 5/19/21	25	26,512
2.00%, 8/15/26	500	458,927
Baidu, Inc.:
3.25%, 8/06/18	205	208,462
2.75%, 6/09/19	350	353,673
eBay, Inc.:
2.20%, 8/01/19	500	499,772

Corporate Bonds	Par (000)	Value
Internet Software & Services (continued)
eBay, Inc. (continued):
3.25%, 10/15/20	$50	$51,176
3.80%, 3/09/22	640	661,204
2.60%, 7/15/22	50	48,464
Expedia, Inc., 4.50%, 8/15/24	250	254,057

		2,562,247
IT Services — 0.3%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	224,842
3.60%, 11/28/24	500	495,052
4.50%, 11/28/34	250	246,785
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	270	260,555
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	250	250,762
3.50%, 4/15/23	25	25,318
5.00%, 10/15/25	500	544,567
3.00%, 8/15/26	750	704,198
Fiserv, Inc., 2.70%, 6/01/20	500	502,414
International Business Machines Corp.:
1.25%, 2/08/18	500	499,410
1.95%, 2/12/19	250	251,534
1.88%, 5/15/19	250	250,576
2.25%, 2/19/21	1,000	998,784
2.90%, 11/01/21	100	102,032
3.63%, 2/12/24	275	286,371
3.45%, 2/19/26	250	255,771
4.00%, 6/20/42	350	350,090
4.70%, 2/19/46	250	272,587
Total System Services, Inc., 2.38%, 6/01/18	250	251,035
Verisk Analytics, Inc., 4.00%, 6/15/25	250	253,510
Western Union Co., 6.20%, 11/17/36	25	26,070
Xerox Corp.:
5.63%, 12/15/19	100	107,537
2.80%, 5/15/20	500	491,393
3.80%, 5/15/24	350	337,159

		7,988,352
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	60,679
Mattel, Inc., 1.70%, 3/15/18	200	199,551

		260,230
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	205,769
Life Technologies Corp., 6.00%, 3/01/20	100	108,938
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	503,801
3.30%, 2/15/22	305	309,872
3.15%, 1/15/23	250	250,245
3.65%, 12/15/25	500	501,622

		1,880,247
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 5/27/21	50	52,727
3.40%, 5/15/24	500	514,892
5.20%, 5/27/41	100	115,981
3.80%, 8/15/42	450	432,371
Deere & Co., 3.90%, 6/09/42	50	50,067
Flowserve Corp., 3.50%, 9/15/22	100	100,241

See Notes to Financial Statements.

32	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Machinery (continued)
Illinois Tool Works, Inc.:
1.95%, 3/01/19	$250	$251,290
4.88%, 9/15/41	50	56,302
3.90%, 9/01/42	75	74,949
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	54,014
2.88%, 1/15/19	500	508,952
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	30	30,607
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	150,718
Trinity Industries, Inc., 4.55%, 10/01/24	250	240,371
Valmont Industries, Inc., 5.00%, 10/01/44	250	220,297

		2,853,779
Media — 1.0%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	106,914
3.00%, 9/15/22	150	149,295
4.00%, 10/01/23	500	516,496
3.70%, 9/15/24	500	506,277
3.70%, 10/15/25	830	840,088
6.20%, 12/15/34	100	117,478
6.65%, 11/15/37	250	307,639
6.15%, 2/15/41	400	473,107
4.75%, 9/15/44	500	499,788
4.75%, 11/15/46 (d)	500	501,492
CBS Corp.:
3.50%, 1/15/25	500	495,279
4.00%, 1/15/26	500	508,522
4.85%, 7/01/42	325	318,143
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	500	510,117
4.46%, 7/23/22	1,000	1,045,031
4.91%, 7/23/25	930	980,155
6.38%, 10/23/35	250	285,458
6.48%, 10/23/45	500	578,039
Cintas Corp. No 2, 4.30%, 6/01/21	25	26,533
Comcast Corp.:
5.15%, 3/01/20	350	382,051
2.75%, 3/01/23	750	744,638
3.60%, 3/01/24	250	258,053
3.38%, 8/15/25	500	503,019
3.15%, 3/01/26	750	740,005
2.35%, 1/15/27	850	783,555
4.25%, 1/15/33	650	676,432
4.20%, 8/15/34	235	240,046
4.40%, 8/15/35	250	261,535
3.20%, 7/15/36	500	449,737
6.45%, 3/15/37	200	258,229
4.65%, 7/15/42	150	156,168
4.75%, 3/01/44	250	268,131
4.60%, 8/15/45	250	262,067
3.40%, 7/15/46	500	436,656
Discovery Communications LLC:
4.38%, 6/15/21	50	52,720
3.25%, 4/01/23	50	48,745
4.90%, 3/11/26	330	347,496
4.95%, 5/15/42	50	46,116
4.88%, 4/01/43	150	138,614

Corporate Bonds	Par (000)	Value
Media (continued)
Grupo Televisa SAB:
5.00%, 5/13/45	$200	$169,718
6.13%, 1/31/46	250	248,097
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	256,874
NBCUniversal Media LLC:
4.38%, 4/01/21	600	648,191
2.88%, 1/15/23	250	249,413
6.40%, 4/30/40	200	258,623
5.95%, 4/01/41	250	308,023
Omnicom Group, Inc.:
3.63%, 5/01/22	125	128,376
3.65%, 11/01/24	70	70,406
3.60%, 4/15/26	500	494,836
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	254,059
Thomson Reuters Corp.:
6.50%, 7/15/18	250	267,016
4.30%, 11/23/23	250	261,541
3.35%, 5/15/26	140	135,999
4.50%, 5/23/43	250	234,484
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	337,110
5.00%, 2/01/20	500	530,664
4.13%, 2/15/21	100	103,384
6.55%, 5/01/37	150	169,808
6.75%, 6/15/39	300	348,774
5.88%, 11/15/40	250	266,611
5.50%, 9/01/41	250	254,153
4.50%, 9/15/42	475	430,187
Time Warner, Inc.:
4.88%, 3/15/20	250	266,867
4.70%, 1/15/21	500	534,438
3.60%, 7/15/25	250	248,600
3.88%, 1/15/26	1,000	1,001,077
2.95%, 7/15/26	500	465,761
6.25%, 3/29/41	150	175,017
4.90%, 6/15/42	350	350,127
5.35%, 12/15/43	250	265,809
4.65%, 6/01/44	250	239,037
Viacom, Inc.:
2.50%, 9/01/18	500	501,499
5.63%, 9/15/19	250	268,955
2.25%, 2/04/22	750	704,808
3.13%, 6/15/22	150	145,445
3.25%, 3/15/23	200	191,830
4.25%, 9/01/23	250	250,199
6.88%, 4/30/36	250	272,612
4.38%, 3/15/43	70	55,759
5.85%, 9/01/43	100	98,000
5.25%, 4/01/44	250	227,435
Walt Disney Co.:
1.85%, 5/30/19	500	502,477
2.15%, 9/17/20	500	502,235
2.30%, 2/12/21	500	502,507
3.75%, 6/01/21	50	53,091
2.35%, 12/01/22	300	295,310
3.15%, 9/17/25	165	167,351
3.00%, 2/13/26	200	198,997
3.00%, 7/30/46	75	63,784
Series E, 4.13%, 12/01/41	250	256,393

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	33

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
WPP Finance 2010:
4.75%, 11/21/21	$100	$108,275
3.75%, 9/19/24	250	251,607

		31,411,513
Metals & Mining — 0.4%
Barrick Gold Corp.:
4.10%, 5/01/23	157	161,057
5.25%, 4/01/42	200	194,800
Barrick North America Finance LLC:
5.70%, 5/30/41	250	255,153
5.75%, 5/01/43	250	262,785
BHP Billiton Finance USA Ltd.:
2.05%, 9/30/18	175	175,981
2.88%, 2/24/22	250	252,023
3.85%, 9/30/23	1,000	1,058,339
5.00%, 9/30/43	350	390,936
Goldcorp, Inc.:
2.13%, 3/15/18	150	149,930
3.63%, 6/09/21	250	253,977
Newmont Mining Corp.:
3.50%, 3/15/22	950	965,552
4.88%, 3/15/42	300	281,475
Nucor Corp., 5.20%, 8/01/43	250	282,113
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	25,152
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	1,000	1,153,054
2.88%, 8/21/22	76	76,315
3.75%, 6/15/25	500	514,903
5.20%, 11/02/40	350	398,216
4.75%, 3/22/42	100	107,259
Southern Copper Corp.:
3.88%, 4/23/25	750	739,522
6.75%, 4/16/40	100	107,891
5.88%, 4/23/45	365	358,330
Vale Overseas Ltd.:
5.88%, 6/10/21	1,250	1,309,375
4.38%, 1/11/22	750	736,875
6.25%, 8/10/26	500	520,000
6.88%, 11/21/36	200	197,000
6.88%, 11/10/39	250	243,125
Vale SA, 5.63%, 9/11/42	250	221,250

		11,392,388
Multi-Utilities — 0.2%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41	250	282,859
CMS Energy Corp., 4.70%, 3/31/43	200	209,101
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	110,317
3.30%, 12/01/24	250	254,107
4.20%, 3/15/42	400	401,073
3.95%, 3/01/43	150	145,179
4.45%, 3/15/44	250	260,275
Series C, 4.30%, 12/01/56	500	499,313
Dominion Gas Holdings LLC:
2.80%, 11/15/20	500	504,550
3.60%, 12/15/24	250	253,070
Dominion Resources, Inc.:
3.63%, 12/01/24	250	251,564

Corporate Bonds	Par (000)	Value
Multi-Utilities (continued)
Dominion Resources, Inc. (continued):
7.00%, 6/15/38	$250	$319,287
4.90%, 8/01/41	50	52,490
ONE Gas, Inc., 4.66%, 2/01/44	250	259,135
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	261,707
4.30%, 4/01/42	100	103,969
SCANA Corp., 4.13%, 2/01/22	100	101,039
Sempra Energy:
2.40%, 3/15/20	250	249,631
4.05%, 12/01/23	250	261,107
3.55%, 6/15/24	250	253,004
3.75%, 11/15/25	250	252,536

		5,285,313
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	250,320
Kohl’s Corp.:
4.00%, 11/01/21	50	52,436
5.55%, 7/17/45	100	95,499
Nordstrom, Inc.:
4.75%, 5/01/20	750	800,064
4.00%, 10/15/21	100	104,708
Target Corp.:
6.00%, 1/15/18	500	522,763
2.30%, 6/26/19	750	762,087
2.90%, 1/15/22	150	152,855
2.50%, 4/15/26	250	238,511
4.00%, 7/01/42	350	348,054
3.63%, 4/15/46	350	325,223

		3,652,520
Oil, Gas & Consumable Fuels — 2.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	250	288,109
Anadarko Petroleum Corp.:
5.55%, 3/15/26	590	660,363
6.45%, 9/15/36	350	416,558
4.50%, 7/15/44	250	234,888
6.60%, 3/15/46	500	616,679
Apache Corp.:
3.25%, 4/15/22	645	655,132
6.00%, 1/15/37	100	115,015
5.10%, 9/01/40	250	261,545
4.75%, 4/15/43	250	257,507
4.25%, 1/15/44	100	98,582
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	190,396
BP Capital Markets PLC:
1.38%, 5/10/18	250	249,229
2.24%, 9/26/18	300	302,244
2.24%, 5/10/19	500	503,029
2.52%, 1/15/20	115	115,668
2.32%, 2/13/20	250	250,035
4.74%, 3/11/21	50	54,541
2.11%, 9/16/21	500	490,575
3.06%, 3/17/22	210	212,415
3.25%, 5/06/22	100	102,113
2.75%, 5/10/23	350	343,612
3.99%, 9/26/23	250	262,779
3.12%, 5/04/26	350	341,834
3.02%, 1/16/27	500	482,532

See Notes to Financial Statements.

34	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP:
4.15%, 7/01/23	$250	$252,974
3.95%, 12/01/26	500	486,604
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,124,455
3.80%, 4/15/24	250	249,142
3.90%, 2/01/25	250	250,739
6.25%, 3/15/38	50	56,883
Chevron Corp.:
1.72%, 6/24/18	500	501,531
1.56%, 5/16/19	500	497,947
2.19%, 11/15/19	555	560,534
2.43%, 6/24/20	550	555,310
2.41%, 3/03/22	145	143,749
3.33%, 11/17/25	500	509,580
2.95%, 5/16/26	250	245,918
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	1,300	1,254,760
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	500	497,989
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	500	485,972
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	511,548
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	250	262,643
ConocoPhillips Co.:
2.40%, 12/15/22	500	483,460
4.95%, 3/15/26	500	552,001
4.15%, 11/15/34	395	386,090
6.50%, 2/01/39	400	506,366
4.30%, 11/15/44	500	497,354
5.95%, 3/15/46	250	309,365
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	125,756
Devon Energy Corp.:
4.00%, 7/15/21	150	155,009
5.85%, 12/15/25	250	284,034
4.75%, 5/15/42	350	330,643
5.00%, 6/15/45	500	491,168
Ecopetrol SA:
7.63%, 7/23/19	100	112,120
5.88%, 9/18/23	350	370,475
4.13%, 1/16/25	1,000	936,500
5.38%, 6/26/26	500	497,500
5.88%, 5/28/45	500	432,000
Enable Midstream Partners LP, 2.40%, 5/15/19	1,350	1,325,427
Enbridge Energy Partners LP:
4.20%, 9/15/21	100	104,070
5.88%, 10/15/25	500	557,460
Enbridge, Inc.:
3.50%, 6/10/24	65	63,305
4.50%, 6/10/44	250	232,417
Encana Corp., 3.90%, 11/15/21	1,250	1,258,975
Energy Transfer Partners LP:
9.70%, 3/15/19	44	50,502
5.20%, 2/01/22	250	267,684
3.60%, 2/01/23	150	147,526
4.90%, 2/01/24	250	258,586
4.75%, 1/15/26	1,000	1,033,842
4.90%, 3/15/35	250	233,633
5.95%, 10/01/43	150	154,594
6.13%, 12/15/45	250	265,985

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP:
4.85%, 7/15/26	$500	$504,366
5.05%, 4/01/45	150	135,983
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	505,102
3.90%, 2/15/24	125	128,922
3.75%, 2/15/25	790	802,689
3.70%, 2/15/26	960	963,481
5.95%, 2/01/41	150	169,335
4.45%, 2/15/43	325	308,041
4.85%, 3/15/44	200	201,921
5.10%, 2/15/45	250	263,662
4.90%, 5/15/46	350	359,275
EOG Resources, Inc.:
5.63%, 6/01/19	150	162,093
3.15%, 4/01/25	80	78,496
5.10%, 1/15/36	250	271,934
EQT Corp., 4.88%, 11/15/21	50	53,370
Exxon Mobil Corp.:
2.22%, 3/01/21	500	501,146
2.40%, 3/06/22	500	497,443
3.18%, 3/15/24	250	253,063
2.71%, 3/06/25	250	243,367
3.04%, 3/01/26	620	619,160
4.11%, 3/01/46	500	512,137
Hess Corp.:
4.30%, 4/01/27	500	497,711
5.60%, 2/15/41	550	556,126
Husky Energy, Inc.:
3.95%, 4/15/22	150	155,823
4.00%, 4/15/24	500	509,085
Kinder Morgan Energy Partners LP:
4.30%, 5/01/24	500	511,601
2.65%, 2/01/19	245	246,289
3.50%, 3/01/21	750	761,430
5.80%, 3/01/21	250	273,972
5.00%, 10/01/21	200	212,949
3.95%, 9/01/22	225	231,009
3.45%, 2/15/23	500	495,979
4.25%, 9/01/24	155	158,293
6.50%, 2/01/37	100	109,584
6.95%, 1/15/38	250	289,992
5.00%, 8/15/42	75	71,679
5.50%, 3/01/44	250	254,878
5.40%, 9/01/44	250	249,185
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	253,589
4.30%, 6/01/25	410	422,122
5.30%, 12/01/34	250	253,711
5.55%, 6/01/45	250	262,943
5.05%, 2/15/46	750	742,429
Magellan Midstream Partners LP:
3.20%, 3/15/25	500	486,114
4.25%, 9/15/46	250	234,892
Marathon Oil Corp.:
5.90%, 3/15/18	100	104,416
2.80%, 11/01/22	400	382,504
3.85%, 6/01/25	250	242,433
5.20%, 6/01/45	250	235,638

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	35

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.:
5.13%, 3/01/21	$150	$163,750
3.63%, 9/15/24	115	113,574
4.75%, 9/15/44	250	221,627
5.85%, 12/15/45	250	248,499
MPLX LP:
4.50%, 7/15/23	250	253,904
4.88%, 12/01/24	250	257,424
4.88%, 6/01/25	250	257,037
Nabors Industries, Inc.:
5.00%, 9/15/20	50	51,375
4.63%, 9/15/21	250	254,130
Nexen Energy ULC, 6.40%, 5/15/37	100	118,520
Noble Energy, Inc.:
5.63%, 5/01/21	250	260,820
4.15%, 12/15/21	150	156,103
5.25%, 11/15/43	500	509,307
Occidental Petroleum Corp.:
4.10%, 2/01/21	50	53,114
3.50%, 6/15/25	250	253,531
3.40%, 4/15/26	390	392,942
4.40%, 4/15/46	250	254,409
ONEOK Partners LP:
3.38%, 10/01/22	500	502,087
4.90%, 3/15/25	250	268,155
6.13%, 2/01/41	300	329,969
Petroleos Mexicanos:
3.50%, 7/18/18	350	353,150
3.13%, 1/23/19	250	247,875
3.50%, 7/23/20	500	489,375
4.88%, 1/24/22	400	401,200
3.50%, 1/30/23	400	367,200
4.63%, 9/21/23 (d)	1,500	1,459,200
4.50%, 1/23/26	1,000	911,000
6.88%, 8/04/26 (d)	500	527,500
6.50%, 6/02/41	300	280,965
5.50%, 6/27/44	112	93,206
6.38%, 1/23/45	750	682,500
5.63%, 1/23/46	550	456,500
6.75%, 9/21/47 (d)	473	446,890
Phillips 66:
4.65%, 11/15/34	355	369,526
5.88%, 5/01/42	100	118,406
4.88%, 11/15/44	250	264,016
Phillips 66 Partners LP, 4.90%, 10/01/46	500	480,144
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	155,630
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/01/22	500	502,759
2.85%, 1/31/23	250	236,335
3.60%, 11/01/24	750	718,129
5.15%, 6/01/42	50	46,359
4.70%, 6/15/44	250	222,758
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	500	550,029
Shell International Finance BV:
1.38%, 5/10/19	250	247,745
4.38%, 3/25/20	100	106,826
2.13%, 5/11/20	750	749,104
2.25%, 11/10/20	120	119,833
1.88%, 5/10/21	250	244,429

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued):
3.25%, 5/11/25	$250	$249,795
2.88%, 5/10/26	500	483,396
4.13%, 5/11/35	500	510,530
6.38%, 12/15/38	300	386,875
5.50%, 3/25/40	300	348,867
4.55%, 8/12/43	200	208,566
4.00%, 5/10/46	750	717,194
3.75%, 9/12/46	150	138,022
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	145,008
Spectra Energy Partners LP:
4.75%, 3/15/24	250	265,413
3.50%, 3/15/25	250	244,184
3.38%, 10/15/26	500	478,237
Statoil ASA:
1.95%, 11/08/18	250	250,808
2.75%, 11/10/21	500	504,983
2.65%, 1/15/24	1,500	1,472,374
3.70%, 3/01/24	250	261,672
3.25%, 11/10/24	500	506,786
5.10%, 8/17/40	100	111,433
Suncor Energy, Inc.:
6.10%, 6/01/18	200	211,747
3.60%, 12/01/24	165	169,081
6.50%, 6/15/38	500	638,870
6.85%, 6/01/39	250	331,417
Sunoco Logistics Partners Operations LP:
4.25%, 4/01/24	400	403,091
4.95%, 1/15/43	250	228,753
5.30%, 4/01/44	100	96,549
TC PipeLines LP, 4.38%, 3/13/25	250	252,020
Total Capital Canada Ltd., 2.75%, 7/15/23	150	148,436
Total Capital International SA:
2.13%, 1/10/19	350	352,783
2.75%, 6/19/21	250	252,952
2.70%, 1/25/23	500	494,813
Total Capital SA, 2.13%, 8/10/18	500	503,829
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	500	500,785
4.88%, 1/15/26	600	666,686
4.63%, 3/01/34	250	263,623
6.20%, 10/15/37	200	247,980
7.63%, 1/15/39	250	357,913
5.00%, 10/16/43	150	166,620
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 2/01/26 (d)	250	315,242
4.45%, 8/01/42	250	228,311
Valero Energy Corp.:
6.13%, 2/01/20	150	165,560
3.65%, 3/15/25	500	495,904
3.40%, 9/15/26	750	718,510
6.63%, 6/15/37	300	351,109
Western Gas Partners LP:
4.00%, 7/01/22	250	254,079
4.65%, 7/01/26	250	258,850
Williams Partners LP:
5.25%, 3/15/20	500	534,209
4.00%, 11/15/21	250	256,584
3.60%, 3/15/22	750	753,968
4.30%, 3/04/24	250	252,453

See Notes to Financial Statements.

36	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP (continued):
3.90%, 1/15/25	$250	$245,189
4.00%, 9/15/25	250	247,195
6.30%, 4/15/40	250	266,848
4.90%, 1/15/45	500	462,104

		81,265,939
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	52,017
Georgia-Pacific LLC, 8.88%, 5/15/31	525	777,873
International Paper Co.:
3.65%, 6/15/24	500	505,573
5.00%, 9/15/35	250	264,143
4.80%, 6/15/44	250	248,313
4.40%, 8/15/47	500	472,507
Westvaco Corp., 8.20%, 1/15/30	100	130,548

		2,450,974
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	250,943
3.25%, 3/15/24	250	258,445

		509,388
Pharmaceuticals — 1.3%
Abbott Laboratories:
2.00%, 3/15/20	500	494,920
2.55%, 3/15/22	1,000	977,348
3.75%, 11/30/26	500	496,546
5.30%, 5/27/40	250	267,749
4.90%, 11/30/46	1,000	1,026,335
AbbVie, Inc.:
1.80%, 5/14/18	500	500,375
2.00%, 11/06/18	150	150,092
2.50%, 5/14/20	500	499,899
2.30%, 5/14/21	750	734,839
3.60%, 5/14/25	500	495,244
3.20%, 5/14/26	685	651,727
4.50%, 5/14/35	450	442,137
4.30%, 5/14/36	200	190,582
4.40%, 11/06/42	400	376,299
4.70%, 5/14/45	250	245,283
4.45%, 5/14/46	250	239,382
Actavis Funding SCS:
2.35%, 3/12/18	750	754,336
3.00%, 3/12/20	1,000	1,013,863
3.45%, 3/15/22	155	157,326
3.80%, 3/15/25	750	750,883
4.55%, 3/15/35	380	376,121
4.85%, 6/15/44	250	247,875
4.75%, 3/15/45	500	490,867
Actavis, Inc., 3.25%, 10/01/22	150	149,388
Allergan, Inc., 1.35%, 3/15/18	250	248,200
AstraZeneca PLC:
1.75%, 11/16/18	1,000	1,001,787
1.95%, 9/18/19	500	500,702
2.38%, 11/16/20	1,500	1,494,900
3.38%, 11/16/25	700	695,164
6.45%, 9/15/37	100	129,369
4.38%, 11/16/45	650	652,440

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Baxalta, Inc.:
2.88%, 6/23/20	$500	$499,875
4.00%, 6/23/25	100	100,292
5.25%, 6/23/45	350	373,596
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	249,668
2.00%, 8/01/22	250	243,609
4.50%, 3/01/44	250	271,127
Eli Lilly & Co.:
1.95%, 3/15/19	250	251,553
2.75%, 6/01/25	45	43,866
3.70%, 3/01/45	250	237,155
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	650	655,221
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	105,401
2.80%, 3/18/23	500	501,246
6.38%, 5/15/38	300	394,576
Johnson & Johnson:
1.65%, 3/01/21	500	492,210
2.45%, 12/05/21	450	456,998
2.05%, 3/01/23	750	729,745
2.45%, 3/01/26	370	353,880
4.38%, 12/05/33	250	274,866
3.55%, 3/01/36	750	750,456
4.50%, 9/01/40	100	111,748
Merck & Co., Inc.:
1.30%, 5/18/18	750	749,221
3.88%, 1/15/21	250	265,302
2.35%, 2/10/22	500	496,496
2.75%, 2/10/25	570	559,661
4.15%, 5/18/43	250	256,794
3.70%, 2/10/45	900	858,188
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	541,510
Mylan NV, 3.95%, 6/15/26 (d)	750	701,886
Mylan, Inc., 4.20%, 11/29/23	250	250,301
Novartis Capital Corp.:
4.40%, 4/24/20	100	107,265
3.40%, 5/06/24	650	669,826
3.00%, 11/20/25	1,100	1,092,282
4.40%, 5/06/44	250	269,610
Perrigo Co. PLC, 2.30%, 11/08/18	250	249,668
Perrigo Finance PLC:
3.90%, 12/15/24	250	244,730
4.38%, 3/15/26	250	250,255
Pfizer, Inc.:
1.50%, 6/15/18	500	500,726
1.45%, 6/03/19	500	496,954
1.95%, 6/03/21	500	494,516
5.80%, 8/12/23	500	589,520
2.75%, 6/03/26	115	111,647
3.00%, 12/15/26	750	740,401
7.20%, 3/15/39	250	361,122
4.30%, 6/15/43	500	517,591
4.40%, 5/15/44	250	264,064
Sanofi, 1.25%, 4/10/18	250	249,519
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23	500	475,224
3.20%, 9/23/26	900	840,901

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	37

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	$113	$114,452
2.95%, 12/18/22	309	297,752
Teva Pharmaceutical Finance Netherlands III BV:
2.20%, 7/21/21	500	478,344
2.80%, 7/21/23	500	473,296
3.15%, 10/01/26	640	590,033
4.10%, 10/01/46	250	214,216
Wyeth LLC, 6.50%, 2/01/34	500	646,122
Zoetis, Inc., 4.70%, 2/01/43	400	389,349

		39,957,810
Real Estate — 0.1%
Boston Properties LP:
3.70%, 11/15/18	200	206,008
3.13%, 9/01/23	250	245,143
3.65%, 2/01/26	190	187,628
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	249,032
Duke Realty LP, 3.63%, 4/15/23	250	253,944
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	270,413
Series E, 4.00%, 6/15/25	190	187,135
Liberty Property LP, 4.40%, 2/15/24	250	263,249
National Retail Properties, Inc., 3.30%, 4/15/23	500	497,071
Prologis LP, 3.75%, 11/01/25	45	46,110
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	251,513
4.25%, 3/01/22	100	105,718

		2,762,964
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.30%, 1/15/26	250	256,934
American Tower Corp.:
3.40%, 2/15/19	250	255,487
2.80%, 6/01/20	250	250,133
5.05%, 9/01/20	25	26,828
5.90%, 11/01/21	500	559,867
4.70%, 3/15/22	100	106,787
3.50%, 1/31/23	150	150,454
4.40%, 2/15/26	30	30,656
3.38%, 10/15/26	500	473,345
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	99,686
3.45%, 6/01/25	100	100,115
3.90%, 10/15/46	250	232,083
Brixmor Operating Partnership LP, 4.13%, 6/15/26	250	249,244
DDR Corp.:
4.63%, 7/15/22	100	105,877
4.25%, 2/01/26	250	251,397
Digital Realty Trust LP, 4.75%, 10/01/25	500	518,958
ERP Operating LP:
4.75%, 7/15/20	100	107,596
4.50%, 7/01/44	150	152,425
Essex Portfolio LP, 3.88%, 5/01/24	100	101,804
HCP, Inc.:
2.63%, 2/01/20	250	250,334
5.38%, 2/01/21	250	273,101
3.15%, 8/01/22	100	98,740
4.00%, 12/01/22	250	257,353
4.00%, 6/01/25	500	497,029

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	$150	$149,464
Hospitality Properties Trust, 5.00%, 8/15/22	200	211,142
Kilroy Realty LP, 6.63%, 6/01/20	250	279,553
Kimco Realty Corp.:
3.20%, 5/01/21	250	253,824
2.80%, 10/01/26	500	464,878
Mid-America Apartments LP, 4.30%, 10/15/23	200	208,625
Omega Healthcare Investors, Inc.:
5.88%, 3/15/24	250	257,902
4.50%, 4/01/27	250	239,919
Realty Income Corp., 4.65%, 8/01/23	250	268,033
Simon Property Group LP:
4.13%, 12/01/21	100	106,716
3.38%, 3/15/22	100	103,386
3.38%, 10/01/24	500	504,659
4.75%, 3/15/42	100	106,159
4.25%, 10/01/44	250	246,682
Ventas Realty LP:
4.13%, 1/15/26	250	255,576
3.25%, 10/15/26	500	474,391
Welltower, Inc.:
4.13%, 4/01/19	200	207,644
5.25%, 1/15/22	50	55,080
4.00%, 6/01/25	250	255,498
4.25%, 4/01/26	350	362,805
Weyerhaeuser Co., 7.38%, 3/15/32	350	443,229

		10,861,398
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 3/01/26	250	249,094
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	806,575
3.75%, 4/01/24	50	52,563
3.65%, 9/01/25	750	785,107
5.40%, 6/01/41	50	59,019
4.40%, 3/15/42	150	156,391
4.38%, 9/01/42	250	259,804
4.45%, 3/15/43	200	209,600
5.15%, 9/01/43	250	287,111
4.90%, 4/01/44	500	560,309
4.55%, 9/01/44	250	265,812
Canadian National Railway Co.:
2.95%, 11/21/24	305	306,398
2.75%, 3/01/26	560	546,612
3.50%, 11/15/42	100	92,406
Canadian Pacific Railway Co.:
4.45%, 3/15/23	500	536,157
2.90%, 2/01/25	250	245,033
4.80%, 9/15/35	250	269,852
5.75%, 1/15/42	25	30,043
4.80%, 8/01/45	110	117,746
CSX Corp.:
3.70%, 10/30/20	100	103,881
3.35%, 11/01/25	250	250,247
4.75%, 5/30/42	100	104,091
3.95%, 5/01/50	200	179,860
4.50%, 8/01/54	250	245,001
4.25%, 11/01/66	500	456,292

See Notes to Financial Statements.

38	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
Kansas City Southern, 3.13%, 6/01/26	$250	$238,102
Norfolk Southern Corp.:
3.00%, 4/01/22	750	758,371
3.85%, 1/15/24	1,000	1,041,277
3.95%, 10/01/42	100	94,992
4.80%, 8/15/43	350	380,980
4.45%, 6/15/45	250	259,121
Union Pacific Corp.:
4.16%, 7/15/22	100	107,764
3.65%, 2/15/24	1,000	1,043,975
3.25%, 8/15/25	250	253,779
4.30%, 6/15/42	50	51,800
4.75%, 12/15/43	250	272,240
4.05%, 11/15/45	250	251,611
4.05%, 3/01/46	140	140,400

		11,820,322
Semiconductors & Semiconductor Equipment — 0.2%
Altera Corp., 4.10%, 11/15/23	250	268,960
Analog Devices, Inc., 3.50%, 12/05/26	750	743,059
Applied Materials, Inc.:
4.30%, 6/15/21	500	537,566
3.90%, 10/01/25	160	168,703
5.85%, 6/15/41	50	59,847
Intel Corp.:
1.70%, 5/19/21	1,000	976,597
4.80%, 10/01/41	300	330,248
4.90%, 7/29/45	500	559,341
4.10%, 5/19/46	500	495,589
KLA-Tencor Corp., 4.65%, 11/01/24	305	322,877
Lam Research Corp., 3.80%, 3/15/25	230	230,251
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	97,682
QUALCOMM, Inc.:
2.25%, 5/20/20	500	500,037
3.45%, 5/20/25	250	254,381
4.65%, 5/20/35	250	264,280
4.80%, 5/20/45	250	267,157
Seagate HDD Cayman:
3.75%, 11/15/18	125	128,078
4.75%, 6/01/23	500	495,625
Texas Instruments, Inc., 1.75%, 5/01/20	250	247,237
Xilinx, Inc., 3.00%, 3/15/21	75	75,939

		7,023,454
Software — 0.6%
CA, Inc., 4.50%, 8/15/23	170	177,056
Hewlett Packard Enterprise Co.:
4.60%, 10/15/22	500	520,683
4.90%, 10/15/25	750	771,610
6.35%, 10/15/45	250	252,525
Microsoft Corp.:
1.30%, 11/03/18	1,000	999,201
1.63%, 12/06/18	250	251,399
1.10%, 8/08/19	500	493,277
1.85%, 2/12/20	500	499,681
3.00%, 10/01/20	50	51,687
2.00%, 11/03/20	500	500,518
1.55%, 8/08/21	500	484,956
2.65%, 11/03/22	500	502,908
2.00%, 8/08/23	1,000	955,803

Corporate Bonds	Par (000)	Value
Software (continued)
Microsoft Corp. (continued):
3.13%, 11/03/25	$500	$505,584
2.40%, 8/08/26	485	458,178
3.50%, 2/12/35	165	158,826
4.20%, 11/03/35	250	263,076
3.45%, 8/08/36	250	237,591
5.30%, 2/08/41	100	118,900
3.75%, 5/01/43	150	141,799
4.45%, 11/03/45	500	532,709
3.70%, 8/08/46	1,000	941,465
4.00%, 2/12/55	500	472,891
4.75%, 11/03/55	250	271,923
3.95%, 8/08/56	250	236,121
Oracle Corp.:
5.75%, 4/15/18	150	158,468
2.25%, 10/08/19	500	506,063
3.88%, 7/15/20	100	106,130
2.80%, 7/08/21	1,000	1,019,202
1.90%, 9/15/21	500	488,597
2.40%, 9/15/23	1,000	968,801
2.95%, 5/15/25	500	490,141
2.65%, 7/15/26	745	707,162
3.25%, 5/15/30	250	243,625
4.30%, 7/08/34	250	258,496
3.90%, 5/15/35	500	493,156
6.13%, 7/08/39	500	629,196
5.38%, 7/15/40	150	174,317
4.50%, 7/08/44	250	255,248
4.13%, 5/15/45	250	242,290
4.00%, 7/15/46	250	239,124
4.38%, 5/15/55	250	248,655

		18,029,038
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	258,511
AutoZone, Inc.:
3.70%, 4/15/22	50	51,670
3.13%, 7/15/23	250	247,550
3.25%, 4/15/25	165	161,938
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	227,521
Home Depot, Inc.:
2.00%, 6/15/19	350	353,047
2.00%, 4/01/21	500	496,025
4.40%, 4/01/21	150	162,645
2.63%, 6/01/22	750	753,614
3.35%, 9/15/25	500	512,778
3.00%, 4/01/26	500	499,040
2.13%, 9/15/26	500	461,204
5.88%, 12/16/36	100	126,336
5.40%, 9/15/40	500	595,819
4.20%, 4/01/43	250	257,587
4.40%, 3/15/45	250	266,424
4.25%, 4/01/46	250	262,465
3.50%, 9/15/56	140	122,549
Lowe’s Cos., Inc.:
4.63%, 4/15/20	100	107,168
3.12%, 4/15/22	100	102,452
3.38%, 9/15/25	500	508,569
2.50%, 4/15/26	955	906,929
5.00%, 9/15/43	150	166,874

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	39

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc. (continued):
4.25%, 9/15/44	$250	$253,556
3.70%, 4/15/46	250	233,362
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/22	300	307,268
4.38%, 9/01/23	200	205,644
3.63%, 6/01/24	250	245,182
4.50%, 12/15/34	500	446,970
5.13%, 1/15/42	250	230,985
QVC, Inc.:
5.45%, 8/15/34	200	182,053
5.95%, 3/15/43	350	314,957
Staples, Inc., 2.75%, 1/12/18	150	150,694

		10,179,386
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25	70	70,034
Apple, Inc.:
1.30%, 2/23/18	1,000	1,000,737
1.00%, 5/03/18	500	498,125
1.10%, 8/02/19	1,250	1,231,325
2.00%, 5/06/20	500	500,929
2.25%, 2/23/21	500	499,584
1.55%, 8/04/21	1,000	966,822
2.85%, 2/23/23	250	251,558
2.50%, 2/09/25	140	134,527
3.20%, 5/13/25	750	753,112
3.25%, 2/23/26	660	660,350
2.45%, 8/04/26	1,410	1,323,351
4.50%, 2/23/36	250	266,983
3.85%, 5/04/43	250	239,061
4.45%, 5/06/44	250	258,869
3.45%, 2/09/45	350	308,927
4.65%, 2/23/46	480	518,328
3.85%, 8/04/46	500	479,071
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (d):
4.42%, 6/15/21	500	517,372
5.45%, 6/15/23	500	530,369
6.02%, 6/15/26	840	909,969
8.10%, 7/15/36	500	594,791
8.35%, 7/15/46	350	430,951
HP, Inc.:
4.38%, 9/15/21	250	263,001
4.65%, 12/09/21	600	640,438
6.00%, 9/15/41	150	151,294
NetApp, Inc., 3.38%, 6/15/21	105	106,641

		14,106,519
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	103,936
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 8/06/19	45	53,099
2.63%, 1/14/20	250	252,849
2.85%, 8/09/22	1,500	1,501,837
4.00%, 1/31/24	250	264,154
4.50%, 5/02/43	400	406,549
5.38%, 1/31/44	70	80,859

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc.:
1.88%, 1/15/19	$250	$250,030
4.13%, 5/17/21	50	53,399
2.63%, 3/06/23	250	245,945
2.13%, 5/10/23	1,000	953,488
3.25%, 11/10/24	1,000	1,006,781
3.38%, 8/11/25	750	762,530
2.75%, 2/25/26	415	398,937
4.50%, 3/20/42	50	51,021
3.88%, 8/21/42	100	92,852
4.13%, 3/04/43	200	193,537
4.25%, 11/10/44	365	360,405
Reynolds American, Inc.:
6.88%, 5/01/20	250	283,896
3.25%, 6/12/20	135	138,330
5.70%, 8/15/35	325	373,308
6.15%, 9/15/43	150	180,993
5.85%, 8/15/45	250	296,032

		8,200,831
Trading Companies & Distributors — 0.0%
GATX Corp.:
2.38%, 7/30/18	150	150,664
3.25%, 9/15/26	750	707,805

		858,469
Transportation Infrastructure — 0.0%
Ryder System, Inc., 2.35%, 2/26/19	500	502,941
Utilities — 0.0%
Emera US Finance LP (d):
3.55%, 6/15/26	75	73,727
4.75%, 6/15/46	350	352,956

		426,683
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	250	255,838
4.30%, 9/01/45	250	261,191
United Utilities PLC, 5.38%, 2/01/19	50	52,401

		569,430
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 3/30/20	200	213,871
3.13%, 7/16/22	500	492,354
6.13%, 3/30/40	250	285,313
4.38%, 7/16/42	350	324,070
Crown Castle International Corp.:
3.40%, 2/15/21	750	761,063
3.70%, 6/15/26	280	274,829
Rogers Communications, Inc.:
3.00%, 3/15/23	650	645,778
3.63%, 12/15/25	65	65,728
5.00%, 3/15/44	250	267,425
Vodafone Group PLC:
1.50%, 2/19/18	1,250	1,245,358
7.88%, 2/15/30	100	130,417
4.38%, 2/19/43	950	840,562

		5,546,768
Total Corporate Bonds — 25.9%		783,074,990

See Notes to Financial Statements.

40	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
African Development Bank:
1.00%, 5/15/19	$1,000	$986,363
1.25%, 7/26/21	500	480,279
Asian Development Bank:
0.88%, 4/26/18	3,000	2,984,946
1.75%, 9/11/18	500	503,298
1.50%, 9/28/18	1,000	1,001,831
1.88%, 4/12/19	500	503,348
1.63%, 3/16/21	250	245,881
Canada Government International Bond, 1.63%, 2/27/19	500	502,217
Chile Government International Bond, 3.63%, 10/30/42	350	325,640
Colombia Government International Bond:
4.38%, 7/12/21	250	261,875
2.63%, 3/15/23	250	235,625
4.00%, 2/26/24	750	757,500
4.50%, 1/28/26	2,250	2,317,500
7.38%, 9/18/37	100	121,500
6.13%, 1/18/41	250	270,000
5.63%, 2/26/44	200	206,000
5.00%, 6/15/45	250	237,188
Council of Europe Development Bank:
1.00%, 3/07/18	250	248,957
1.63%, 3/10/20	250	248,379
European Bank for Reconstruction & Development:
1.63%, 11/15/18	1,000	1,002,662
0.88%, 7/22/19	500	490,503
European Investment Bank:
1.00%, 3/15/18	250	249,039
1.25%, 5/15/18	500	499,122
1.00%, 6/15/18	250	248,740
1.13%, 8/15/18	1,000	995,644
1.88%, 3/15/19	500	503,414
1.25%, 5/15/19	3,000	2,973,372
1.75%, 6/17/19	1,500	1,503,874
1.13%, 8/15/19	1,000	984,593
1.25%, 12/16/19	1,000	983,989
1.38%, 6/15/20	1,000	981,016
1.63%, 12/15/20	1,000	985,622
2.00%, 3/15/21	500	497,902
1.63%, 6/15/21	2,000	1,953,038
1.38%, 9/15/21	2,000	1,925,680
Export Development Canada:
1.00%, 6/15/18	1,000	995,361
1.75%, 8/19/19	500	501,879
1.75%, 7/21/20	500	498,894
Export-Import Bank of Korea:
1.75%, 2/27/18	500	500,011
1.88%, 10/21/21	2,000	1,923,072
3.25%, 11/10/25	500	496,160
FMS Wertmanagement AoeR:
1.63%, 11/20/18	500	501,726
1.38%, 6/08/21	1,000	966,052
Hungary Government International Bond:
5.38%, 2/21/23	500	541,925
5.75%, 11/22/23	500	554,375
5.38%, 3/25/24	500	545,000
7.63%, 3/29/41	250	349,313

Foreign Agency Obligations	Par (000)	Value
Inter-American Development Bank:
1.25%, 1/16/18	$1,000	$1,000,533
0.88%, 3/15/18	1,000	995,394
1.00%, 5/13/19	2,500	2,465,012
1.25%, 10/15/19	500	494,654
1.75%, 10/15/19	1,500	1,503,856
1.88%, 3/15/21	500	496,961
1.25%, 9/14/21	1,000	964,061
1.75%, 4/14/22	750	731,803
International Bank for Reconstruction & Development:
1.38%, 4/10/18	1,000	1,000,728
1.00%, 6/15/18	1,500	1,493,901
0.88%, 7/19/18	1,750	1,739,087
1.00%, 10/05/18	1,500	1,492,578
1.25%, 7/26/19	1,000	989,305
0.88%, 8/15/19	750	734,080
1.13%, 11/27/19	1,000	985,002
1.38%, 3/30/20	750	741,564
1.13%, 8/10/20	1,000	975,735
1.38%, 5/24/21	500	485,903
1.38%, 9/20/21	1,000	968,409
1.75%, 4/19/23	1,000	963,700
International Finance Corp.:
1.75%, 9/16/19	1,500	1,505,469
1.13%, 7/20/21	500	479,537
Israel Government International Bond, 4.50%, 1/30/43	200	199,400
Italian Government International Bond:
6.88%, 9/27/23	100	116,433
5.38%, 6/15/33	250	267,610
Japan Bank for International Cooperation:
2.13%, 2/07/19	200	200,670
1.88%, 4/20/21	2,000	1,953,788
2.00%, 11/04/21	2,000	1,950,322
Korea International Bond, 4.13%, 6/10/44	250	285,443
Mexico Government International Bond:
8.13%, 12/30/19	100	117,000
5.13%, 1/15/20	100	107,350
3.63%, 3/15/22	500	501,000
4.00%, 10/02/23	250	250,600
3.60%, 1/30/25	500	482,000
4.13%, 1/21/26	2,000	1,984,000
6.75%, 9/27/34	150	177,750
6.05%, 1/11/40	300	324,450
4.75%, 3/08/44	450	409,185
5.55%, 1/21/45	775	792,437
4.60%, 1/23/46	500	448,750
4.35%, 1/15/47	750	643,125
Nordic Investment Bank, 1.13%, 3/19/18	500	498,911
Panama Government International Bond:
5.20%, 1/30/20	350	375,900
3.75%, 3/16/25	500	496,250
3.88%, 3/17/28	1,500	1,466,250
6.70%, 1/26/36	350	424,725
Peruvian Government International Bond:
7.35%, 7/21/25	400	513,600
8.75%, 11/21/33	441	643,860
5.63%, 11/18/50	300	339,750
Philippine Government International Bond:
4.00%, 1/15/21	500	531,794

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	41

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Philippine Government International Bond (continued):
4.20%, 1/21/24	$2,500	$2,687,500
7.75%, 1/14/31	500	702,866
6.38%, 10/23/34	250	325,180
3.95%, 1/20/40	250	246,128
3.70%, 3/01/41	350	335,151
Poland Government International Bond:
6.38%, 7/15/19	250	277,750
5.00%, 3/23/22	300	326,805
3.00%, 3/17/23	200	196,000
4.00%, 1/22/24	250	255,690
3.25%, 4/06/26	250	239,757
Province of Manitoba Canada:
1.13%, 6/01/18	500	497,770
2.05%, 11/30/20	500	501,656
Province of Ontario Canada:
1.20%, 2/14/18	750	748,304
2.00%, 9/27/18	500	503,918
2.00%, 1/30/19	500	503,342
4.40%, 4/14/20	1,200	1,293,185
1.88%, 5/21/20	500	498,366
Province of Quebec Canada:
3.50%, 7/29/20	500	527,000
2.75%, 8/25/21	500	509,578
2.63%, 2/13/23	250	250,618
2.50%, 4/20/26	500	481,261
Republic of South Africa Government International Bond:
4.67%, 1/17/24	200	199,732
5.88%, 9/16/25	500	533,475
4.88%, 4/14/26	500	497,500
4.30%, 10/12/28	1,000	927,500
5.38%, 7/24/44	200	196,800
Svensk Exportkredit AB, 1.88%, 6/17/19	500	501,200
Uruguay Government International Bond:
8.00%, 11/18/22	150	186,000
4.50%, 8/14/24	250	260,625
4.38%, 10/27/27	1,000	1,002,550
5.10%, 6/18/50	500	450,000
Total Foreign Agency Obligations — 3.1%		93,963,137

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	212,134
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	200	270,002
Series S-1, 7.04%, 4/01/50	100	141,459
Series S-3, 6.91%, 10/01/50	200	280,740
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	200	233,856
Pension Funding, Series A, 6.90%, 12/01/40	100	124,875
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	50,871

Municipal Bonds	Par (000)	Value
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	$100	$140,085
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	200	244,170
6.60%, 7/01/50	90	125,573
Series D, 6.57%, 7/01/45	175	239,470
City of New York New York, GO:
Build America Bonds, Series A-2, 5.21%, 10/01/31	225	257,965
Build America Bonds, Series G-1, 5.97%, 3/01/36	100	126,677
Series F-1, 6.27%, 12/01/37	300	391,500
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	121,726
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	100	130,618
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 5.72%, 2/01/41	200	250,592
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	170	182,152
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	616,045
Commonwealth of Pennsylvania, GO, Build America Bonds, 4.65%, 2/15/26	100	108,480
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 7/01/45	150	210,764
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	122,875
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	130,283
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	100	117,286
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	302,926
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	243,500
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	126,233
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	102,394
Illinois State Toll Highway Authority, RB, Build America Bonds, 5.85%, 12/01/34	100	122,642
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	107,942
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 8/01/49	200	287,382
Los Angeles California Unified School District, GO, Build American Bonds:
5.75%, 7/01/34	100	123,286
6.76%, 7/01/34	450	602,896
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 8/15/39	100	125,624
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 7/01/26	100	103,210

See Notes to Financial Statements.

42	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Metropolitan Transportation Authority, RB, Build America Bonds:
Series C-1, 6.69%, 11/15/40	$305	$402,191
Series E, 6.81%, 11/15/40	150	200,043
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	139,984
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	179,304
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	345	424,805
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	450	529,830
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	300	419,106
Series F, 7.41%, 1/01/40	400	576,212
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds, Series C, 5.75%, 12/15/28	200	208,488
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
5.27%, 5/01/27	200	231,172
Build America Bonds, 5.77%, 8/01/36	100	123,718
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	148,632
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 6/15/43	200	245,160
New York State Dormitory Authority, RB, Build America Bonds:
Series D, 5.50%, 3/15/30	150	177,042
Series H, 5.43%, 3/15/39	135	162,586
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 3/15/39	200	240,602
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	300	418,950
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 6/01/40	200	228,820
Series A, 4.05%, 12/01/56	150	147,387
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	112,537
Port Authority of New York & New Jersey, RB:
158th Series, 5.86%, 12/01/24	100	119,957
159th Series, 6.04%, 12/01/29	200	250,528
182nd Series, 5.31%, 8/01/46	100	107,627
192nd Series, 4.81%, 10/15/65	100	106,927
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 174th Series, 4.46%, 10/01/62	550	551,831
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 5/15/48	50	65,605
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 5/15/49	100	130,525
Regional Transportation District, RB, Build America Bonds, Series B, 5.84%, 11/01/50	100	129,617

Municipal Bonds	Par (000)	Value
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41	$225	$257,411
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	120,896
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	100	130,836
State Board of Administration Finance Corp., RB, Series A:
2.16%, 7/01/19	150	151,034
2.64%, 7/01/21	200	200,748
State of California, GO, Build America Bonds, Various Purpose:
5.70%, 11/01/21	200	229,464
7.50%, 4/01/34	145	203,966
7.35%, 11/01/39	200	283,132
7.55%, 4/01/39	1,375	2,041,889
7.60%, 11/01/40	300	451,458
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	167,795
Series A, 5.85%, 3/15/32	100	122,047
State of Illinois, GO:
5.67%, 3/01/18	200	206,796
5.88%, 3/01/19	500	529,865
5.10%, 6/01/33	1,350	1,206,225
State of Oregon, GO, 5.76%, 6/01/23	100	112,565
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	500	631,840
State of Washington, GO, Build America Bonds, Series D, 5.48%, 8/01/39	175	216,025
State of Wisconsin, RB, Series A (AGM), 5.70%, 5/01/26	100	116,595
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	600	708,528
University of California, RB:
Build America Bonds, 5.95%, 5/15/45	350	431,494
General, Series AD, 4.86%, 5/15/12	300	290,964
University of California, Refunding RB, General, Series AJ, 4.60%, 5/15/31	150	165,221
University of Massachusetts Building Authority, Build America Bonds, 5.45%, 11/01/40	100	121,258
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	400	412,280
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	192,059
Virginia Commonwealth Transportation Board, RB, Build America Bonds, Series A-2, 5.35%, 5/15/35	75	90,293
Total Municipal Bonds — 0.8%		23,650,103

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	803,666
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	517,739
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,556,098

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	43

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust (continued):
Series 2016-GC37, Class A4, 3.31%, 4/10/49	$500	$500,856
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	969,750
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.23%, 7/10/45 (c)	2,700	2,927,040
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,388,539
Series 2013-CR8, Class A5, 3.61%, 6/10/46 (c)	1,900	1,987,406
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	526,466
Series 2015-PC1, Class A5, 3.90%, 7/10/50	1,500	1,567,466
Series 2016-CR28, Class A4, 3.76%, 2/10/49	750	779,254
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	1,000	1,042,944
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	252,034
Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	608,745
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	266,915
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	313,028
Series 2015-C29, Class A2, 2.92%, 5/15/48	1,000	1,022,802
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	550	589,821
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	301,690
Series 2013-C16, Class A2, 3.07%, 12/15/46	609	621,878
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	307,121
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,467,416
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.08%, 7/15/46 (c)	3,750	4,010,248
Series 2015-C24, Class A4, 3.73%, 5/15/48	750	778,468
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (c)	200	215,451
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,528,135
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 6/15/45	565	576,394
Series 2012-C7, Class A2, 3.43%, 6/15/45	800	835,628
Series 2013-C11, Class A5, 3.07%, 3/15/45	500	509,486
Total Non-Agency Mortgage-Backed Securities — 1.0%		28,772,484

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.7%
Fannie Mae:
0.88%, 5/21/18	2,328	2,321,486
1.13%, 7/20/18	3,000	3,000,048
1.63%, 1/21/20	500	501,480
1.75%, 9/12/19	1,000	1,009,500
6.25%, 5/15/29	2,850	3,777,706
6.63%, 11/15/30	149	207,272
7.25%, 5/15/30	550	796,961
Federal Home Loan Bank:
1.00%, 9/26/19	6,000	5,928,504
1.38%, 2/18/21	7,000	6,867,427
5.50%, 7/15/36	2,100	2,754,639

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (continued)
Financing Corp., 8.60%, 9/26/19	$200	$237,442
Freddie Mac:
0.75%, 1/12/18	2,000	1,995,924
0.88%, 3/07/18	1,500	1,498,055
1.13%, 8/12/21	3,032	2,919,079
1.75%, 5/30/19	420	423,957
2.38%, 1/13/22	12,430	12,633,939
4.88%, 6/13/18	250	263,556
6.25%, 7/15/32	1,300	1,788,982
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,034,040
Tennessee Valley Authority, 3.50%, 12/15/42	140	136,810

		50,096,807
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae:
Series 2014-M1, Class ASQ2, 2.32%, 11/25/18 (c)	851	859,655
Series 2012-M9, Class A2, 2.48%, 4/25/22	2,000	2,004,983
Series 2014-M6, Class A2, 2.68%, 5/25/21 (c)	150	151,802
Series 2014-M2, Class ASV2, 2.78%, 6/25/21 (c)	483	493,604
Series 2014-M13, Class A2, 3.02%, 8/25/24 (c)	500	504,531
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	303,605
Series K026, Class A2, 2.51%, 11/25/22	200	200,749
Series K038, Class A1, 2.60%, 10/25/23	212	215,591
Series K014, Class A1, 2.79%, 10/25/20	77	77,763
Series K017, Class A2, 2.87%, 12/25/21	500	512,902
Series K033, Class A2, 3.06%, 7/25/23 (c)	100	103,208
Series K052, Class A2, 3.15%, 11/25/25	750	765,862
Series K031, Class A2, 3.30%, 4/25/23 (c)	100	104,641
Series K006, Class A1, 3.40%, 7/25/19	249	254,923
Series K004, Class A1, 3.41%, 5/25/19	325	332,768
Series K035, Class A2, 3.46%, 8/25/23 (c)	2,000	2,107,740
Series K037, Class A2, 3.49%, 1/25/24	200	210,849
Series K034, Class A2, 3.53%, 7/25/23 (c)	3,900	4,131,307
Series K013, Class A2, 3.97%, 1/25/21 (c)	500	534,450
Series K003, Class A5, 5.09%, 3/25/19	300	318,374

		14,189,307
Mortgage-Backed Securities — 28.5%
Fannie Mae Mortgage-Backed Securities:
1.90%, 4/01/43 (c)	270	278,249
1.91%, 5/01/43 (c)	546	559,553
2.04%, 6/01/43 (c)	612	620,037
2.47%, 8/01/42 (c)	189	193,795
2.50%, 9/01/28 - 1/01/47 (e)	35,626	35,586,137
3.00%, 1/01/27 - 1/01/47 (e)	111,411	111,794,028
3.01%, 8/01/41 (c)	45	46,936
3.11%, 11/01/40 (c)	26	27,663
3.50%, 2/01/26 - 1/01/47 (e)	107,268	110,431,214
4.00%, 10/01/25 - 1/01/47 (e)	66,434	69,839,102
4.50%, 5/01/24 - 1/01/47 (e)	27,697	29,723,973
5.00%, 1/01/19 - 1/01/47 (e)	15,833	17,223,520
5.50%, 4/01/36 - 1/01/47 (e)	6,122	6,808,040
6.00%, 3/01/34 - 1/01/47 (e)	7,978	9,035,750
6.50%, 7/01/32	157	181,584
7.00%, 2/01/32	28	29,254

See Notes to Financial Statements.

44	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
1.80%, 6/01/43 (c)	$114	$116,262
2.50%, 7/01/28 - 1/01/32 (e)	22,185	22,177,207
3.00%, 9/01/40 (c)	57	59,930
3.00%, 3/01/27 - 1/01/47 (e)	68,946	69,183,720
3.04%, 8/01/41 (c)	31	32,788
3.50%, 1/01/32 - 1/01/47 (e)	66,202	68,053,321
4.00%, 5/01/19 - 1/01/47 (e)	37,693	39,532,670
4.50%, 4/01/18 - 1/01/47 (e)	14,473	15,511,039
5.00%, 10/01/18 - 1/01/47 (e)	9,574	10,381,885
5.50%, 6/01/35 - 1/01/47 (e)	6,112	6,767,139
6.50%, 6/01/31	85	95,742
8.00%, 12/01/24	164	179,463
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45 - 1/01/47 (e)	1,836	1,780,012
3.00%, 5/15/43 - 1/01/47 (e)	74,987	75,932,454
3.50%, 9/20/42 - 1/01/47 (e)	81,453	84,784,677
4.00%, 3/15/41 - 1/01/47 (e)	37,137	39,471,454
4.50%, 7/15/39 - 1/01/47 (e)	18,568	19,892,703
5.00%, 11/15/39 - 1/01/47 (e)	11,581	12,536,165
5.50%, 12/15/32 - 7/20/40	484	533,001
6.00%, 3/15/35 - 10/20/38	298	341,808
6.50%, 9/15/36	170	196,313
7.50%, 12/15/23	143	158,985

		860,097,573
Total U.S. Government Sponsored Agency Securities — 30.6%		924,383,687

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.88%, 2/15/19	8,000	9,293,752
8.13%, 8/15/19	15,000	17,593,950
8.75%, 8/15/20	400	499,516
7.63%, 11/15/22	3,400	4,440,985
1.50%, 3/31/23	18,500	17,775,891
6.25%, 8/15/23	2,050	2,562,660
7.63%, 2/15/25	375	522,744
6.00%, 2/15/26	2,660	3,438,962
6.75%, 8/15/26	7,500	10,270,605
6.50%, 11/15/26	900	1,218,832
6.63%, 2/15/27	4,000	5,490,780
6.13%, 11/15/27	2,080	2,791,424
5.25%, 2/15/29	2,000	2,556,406
6.13%, 8/15/29	2,500	3,453,905
5.38%, 2/15/31	5,500	7,325,312
4.50%, 2/15/36	13,766	17,418,285
4.75%, 2/15/37	450	585,685
5.00%, 5/15/37	4,000	5,370,780
4.38%, 2/15/38	2,500	3,106,640
4.50%, 5/15/38	1,000	1,263,047
3.50%, 2/15/39	1,300	1,421,672
4.25%, 5/15/39	2,775	3,369,133
4.50%, 8/15/39	1,700	2,134,828
4.38%, 11/15/39	1,800	2,222,015
4.63%, 2/15/40	1,230	1,571,902
4.38%, 5/15/40	1,650	2,038,588
3.88%, 8/15/40	860	987,421

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
4.25%, 11/15/40	$7,528	$9,139,459
4.75%, 2/15/41	11,000	14,341,250
4.38%, 5/15/41	5,610	6,941,281
3.75%, 8/15/41	6,550	7,377,193
3.13%, 11/15/41	5,200	5,277,392
3.13%, 2/15/42	7,850	7,965,607
3.00%, 5/15/42	480	475,988
2.75%, 8/15/42	750	708,545
2.75%, 11/15/42	4,200	3,966,866
3.13%, 2/15/43	3,050	3,090,388
2.88%, 5/15/43	250	241,475
3.63%, 8/15/43	2,500	2,772,363
3.75%, 11/15/43	1,700	1,927,441
3.63%, 2/15/44	1,000	1,108,398
3.38%, 5/15/44	1,600	1,696,688
3.13%, 8/15/44	2,000	2,024,218
3.00%, 11/15/44	6,300	6,223,468
2.50%, 2/15/45	4,500	4,008,339
3.00%, 5/15/45	12,600	12,429,698
2.88%, 8/15/45	7,500	7,217,287
3.00%, 11/15/45	11,900	11,737,303
2.50%, 2/15/46	12,000	10,663,128
2.50%, 5/15/46	8,350	7,420,411
2.25%, 8/15/46	1,000	840,820
2.88%, 11/15/46	4,500	4,344,611
U.S. Treasury Notes:
0.88%, 1/31/18	2,000	1,998,516
2.63%, 1/31/18	1,500	1,526,660
1.00%, 2/15/18	4,500	4,501,584
0.75%, 2/28/18	4,500	4,489,452
2.75%, 2/28/18	1,300	1,326,051
1.00%, 3/15/18	5,000	5,002,345
2.88%, 3/31/18	8,000	8,187,816
0.75%, 4/15/18	9,000	8,972,226
0.63%, 4/30/18	1,500	1,492,676
2.63%, 4/30/18	15,000	15,318,165
1.00%, 5/15/18	7,000	6,997,536
1.00%, 5/31/18	10,000	9,996,090
1.13%, 6/15/18	8,000	8,007,816
0.88%, 7/15/18	5,000	4,983,985
1.38%, 7/31/18	20,000	20,089,060
4.00%, 8/15/18	500	523,574
1.38%, 9/30/18	8,130	8,160,487
0.88%, 10/15/18	17,000	16,917,652
1.75%, 10/31/18	2,250	2,273,994
1.25%, 12/31/18	39,000	39,039,624
1.38%, 12/31/18	4,030	4,043,065
1.50%, 12/31/18	31,315	31,497,253
1.25%, 1/31/19	11,400	11,406,680
1.50%, 2/28/19	10,000	10,054,690
1.00%, 3/15/19	5,000	4,973,440
1.50%, 3/31/19	10,000	10,051,170
1.63%, 3/31/19	1,500	1,511,895
1.25%, 4/30/19	4,300	4,297,480
1.63%, 4/30/19	17,000	17,132,804
1.50%, 5/31/19	14,000	14,064,526
0.75%, 7/15/19	25,000	24,636,725
0.88%, 7/31/19	1,500	1,482,597
1.00%, 8/31/19	7,300	7,231,278

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	45

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.63%, 8/31/19	$4,000	$4,027,656
1.75%, 9/30/19	10,000	10,098,440
1.00%, 10/15/19	9,000	8,903,673
1.50%, 10/31/19	20,000	20,048,440
1.00%, 11/15/19	22,000	21,735,318
1.00%, 11/30/19	4,000	3,951,876
1.50%, 11/30/19	16,500	16,534,155
1.38%, 12/15/19	10,000	9,976,170
1.13%, 12/31/19	4,750	4,703,797
1.63%, 12/31/19	32,500	32,659,965
1.38%, 1/31/20	750	747,158
3.63%, 2/15/20	7,500	7,980,765
1.25%, 2/29/20	6,200	6,150,592
1.38%, 2/29/20	5,700	5,672,834
1.13%, 3/31/20	1,500	1,480,605
1.13%, 4/30/20	2,700	2,662,770
1.38%, 4/30/20	6,200	6,160,041
1.38%, 5/31/20	4,400	4,372,157
1.88%, 6/30/20	2,000	2,019,296
2.00%, 7/31/20	6,500	6,584,045
2.63%, 8/15/20	4,140	4,280,694
2.13%, 8/31/20	7,000	7,113,204
1.38%, 10/31/20	10,000	9,877,340
1.75%, 10/31/20	500	500,996
2.63%, 11/15/20	1,000	1,033,594
1.63%, 11/30/20	6,000	5,975,862
2.00%, 11/30/20	5,300	5,354,866
1.75%, 12/31/20	3,800	3,798,814
2.38%, 12/31/20	900	921,973
2.13%, 1/31/21	11,800	11,957,176
3.63%, 2/15/21	2,310	2,479,642
2.00%, 2/28/21	12,700	12,801,206
1.25%, 3/31/21	9,000	8,792,226
2.25%, 3/31/21	11,500	11,707,989
1.38%, 4/30/21	5,000	4,904,885
3.13%, 5/15/21	3,000	3,161,367
2.00%, 5/31/21	5,000	5,030,665
1.13%, 6/30/21	4,500	4,355,334
2.13%, 6/30/21	10,000	10,107,810
2.25%, 7/31/21	12,804	13,004,562
1.13%, 8/31/21	3,000	2,898,633
2.00%, 8/31/21	8,500	8,533,864
2.13%, 9/30/21	7,900	7,970,049
1.25%, 10/31/21	8,000	7,757,504
2.00%, 10/31/21	9,000	9,026,019
2.00%, 11/15/21	3,700	3,710,260
1.75%, 11/30/21	6,000	5,955,234
1.88%, 11/30/21	3,000	2,991,915
2.13%, 12/31/21	10,000	10,085,550
1.50%, 1/31/22	6,000	5,864,532
2.00%, 2/15/22	1,500	1,502,343
1.75%, 3/31/22	9,100	8,978,788
1.75%, 4/30/22	3,000	2,958,399
2.13%, 6/30/22	8,000	8,028,128
1.88%, 8/31/22	4,958	4,900,284
1.63%, 11/15/22	3,000	2,919,609
2.00%, 11/30/22	11,000	10,925,662
2.13%, 12/31/22	5,000	4,997,265
1.75%, 1/31/23	3,600	3,517,031
1.50%, 2/28/23	3,200	3,077,750

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.63%, 4/30/23	$4,000	$3,868,752
1.75%, 5/15/23	1,000	973,984
1.63%, 5/31/23	4,000	3,864,220
1.38%, 6/30/23	11,500	10,924,103
1.25%, 7/31/23	4,000	3,765,624
2.50%, 8/15/23	4,000	4,070,936
1.38%, 8/31/23	8,000	7,579,688
1.38%, 9/30/23	4,000	3,787,968
2.75%, 11/15/23	3,000	3,098,907
2.13%, 11/30/23	24,000	23,840,616
2.25%, 12/31/23	8,000	8,003,752
2.75%, 2/15/24	4,000	4,131,248
2.50%, 5/15/24	2,300	2,334,410
2.38%, 8/15/24	7,500	7,534,860
2.25%, 11/15/24	8,980	8,924,926
2.00%, 2/15/25	6,984	6,797,395
2.13%, 5/15/25	9,000	8,822,808
2.25%, 11/15/25	1,600	1,579,501
1.63%, 2/15/26	3,000	2,803,125
1.63%, 5/15/26	350	326,375
1.50%, 8/15/26	3,500	3,219,045
2.00%, 11/15/26	7,000	6,735,036
Total U.S. Treasury Obligations — 37.2%		1,124,070,305
Total Long-Term Investments (Cost — $3,021,140,899) — 99.0%		2,990,236,747

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87% (b)(f)	478,391,317	478,486,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.45% (b)(f)	100,000	100,000
Total Short-Term Securities (Cost — $478,512,492) — 15.9%		478,586,995
Total Investments Before TBA Sale Commitments (Cost — $3,499,653,391) — 114.9%		3,468,823,742

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/23/32 – 9/25/46	$1,175	(1,174,504)
3.00%, 1/23/32 – 1/18/47	4,455	(4,445,556)
3.50%, 1/23/32	3,481	(3,625,679)
4.00%, 1/23/32 – 1/18/47	3,726	(3,914,083)
4.50%, 1/18/47	1,803	(1,937,943)
5.00%, 1/18/47	475	(516,711)
Freddie Mac Mortgage-Backed Securities:
3.50%, 1/23/32 – 1/18/47	3,900	(3,998,828)
4.00%, 1/18/47	2,613	(2,745,283)
Total TBA Sale Commitments (Proceeds — $22,281,391) — (0.7)%		(22,358,587)
Total Investments, Net of TBA Sale Commitments (Cost — $3,477,372,000) — 114.2%		3,446,465,155
Liabilities in Excess of Other Assets — (14.2)%		(428,227,731)

Net Assets — 100.0%		$3,018,237,424

See Notes to Financial Statements.

46	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2015	Shares/Par Purchased		Shares/ Par Sold	Shares/Par Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain/Capital Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	190,311,931	288,079,386	[1]	—	478,391,317	$478,486,995	$1,571,609	[3]	$43,856
BlackRock Cash Funds: Prime, SL Agency Shares	258,161	—		(258,161)[2]	—	—	3,533	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000	[1]	—	100,000	100,000	107,645		7
PNC Bank NA, 1.85%, 7/20/18	—	$500,000		—	$500,000	500,868	4,445		—
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	502,633	11,000		—
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	352,339	7,875		—
PNC Bank NA, 1.45%, 7/29/19	—	$500,000		—	$500,000	493,197	2,980		—
PNC Bank NA, 2.30%, 6/01/20	$500,000	—		—	$500,000	499,785	11,500		—
PNC Bank NA, 2.45%, 11/05/20	$250,000	$1,000,000		—	$1,250,000	1,252,294	10,549		—
PNC Bank NA, 2.15%, 4/29/21	—	$500,000		—	$500,000	493,392	4,778		—
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	246,386	7,375		—
PNC Bank NA, 2.95%, 2/23/25	—	$250,000		—	$250,000	245,483	6,187		—
PNC Funding Corp., 3.30%, 3/08/22	$150,000	—		—	$150,000	154,205	4,950		—
PNC Funding Corp., 5.63%, 2/01/17	$150,000	—		$(150,000)	—	—	1,453		6,450
Total						$483,327,577	$1,755,879		$50,313

[1] Represents net shares purchased.
[2] Represents net shares sold.

[3] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(c)	Variable rate security. Rate as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$55,649,416	$136,246
Barclays Bank PLC	$7,108,578	—
BNP Paribas Securities Corp.	$30,737,192	$12,938
The Bank of New York Mellon	$1,837,012	$15,333
Citigroup Global Markets, Inc.	$82,504,824	$49,581
Credit Suisse Securities (USA) LLC	$76,783,208	$11,650
Deutsche Bank Securities, Inc.	$1,781,496	$12,371
Goldman Sachs & Co.	$38,115,926	$119,053
J.P. Morgan Securities LLC	$31,772,395	$(2,740)
Mizuho Securities USA, Inc.	$9,039,733	$(3,444)
Morgan Stanley & Co. LLC	$52,928,483	$40,266
Nomura Securities International, Inc.	$9,974,111	$(19,169)
RBC Capital Markets, LLC	$6,117,019	$12,637
Wells Fargo Securities, LLC	$13,961,340	$43,638

(f)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	47

Schedule of Investments (concluded)	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,322,041	—	$12,322,041
Corporate Bonds	—	783,074,990	—	783,074,990
Foreign Agency Obligations	—	93,963,137	—	93,963,137
Municipal Bonds	—	23,650,103	—	23,650,103
Non-Agency Mortgage-Backed Securities	—	28,772,484	—	28,772,484
U.S. Government Sponsored Agency Securities	—	924,383,687	—	924,383,687
U.S. Treasury Obligations	—	1,124,070,305	—	1,124,070,305
Short-Term Securities	$478,586,995	—	—	478,586,995
Liabilities:
Investments:
TBA Sale Commitments	—	(22,358,587)	—	(22,358,587)

Total	$478,586,995	$2,967,878,160	—	$3,446,465,155

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

48	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Statement of Assets and Liabilities	U.S. Total Bond Index Master Portfolio

December 31, 2016

Assets
Investments at value — unaffiliated (cost — $3,016,355,867)	$2,985,496,165
Investments at value — affiliated (cost — $483,297,524)	483,327,577
Cash	3,101,299
Receivables:
Investments sold	32,961,402
Contributions from investors	47,230,542
TBA sale commitments	22,281,391
Interest — unaffiliated	17,483,719
Dividends — affiliated	286,950
Principal paydowns	3,114

Total assets	3,592,172,159

Liabilities
TBA sale commitments at value (proceeds — $22,281,391)	22,358,587
Payables:
Investments purchased	551,480,602
Investment advisory fees	57,994
Trustees’ fees	17,370
Other accrued expenses	20,182

Total liabilities	573,934,735

Net Assets	$3,018,237,424

Net Assets Consist of
Investors’ capital	$3,049,144,269
Net unrealized appreciation (depreciation)	(30,906,845)

Net Assets	$3,018,237,424

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	49

Statement of Operations	U.S. Total Bond Index Master Portfolio

Year Ended December 31, 2016

Investment Income
Interest — unaffiliated	$43,806,258
Interest — affiliated	73,092
Dividends — affiliated	1,665,899
Securities lending — affiliated — net	16,888
Foreign taxes withheld	(322)

Total investment income	45,561,815

Expenses
Investment advisory	888,560
Trustees	75,412
Professional	23,365

Total expenses	987,337
Less fees waived by the Manager	(302,585)

Total expenses after fees waived	684,752

Net investment income	44,877,063

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(3,146,846)
Investments — affiliated	12,042
Capital gain distributions from investment companies — affiliated	38,271

(3,096,533)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(22,071,444)
Investments — affiliated	31,544

(22,039,900)

Net realized and unrealized loss	(25,136,433)

Net Increase in Net Assets Resulting from Operations	$19,740,630

See Notes to Financial Statements.

50	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Statements of Changes in Net Assets	U.S. Total Bond Index Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$44,877,063	$27,215,573
Net realized gain (loss)	(3,096,533)	2,186,271
Net change in unrealized appreciation (depreciation)	(22,039,900)	(25,913,499)

Net increase in net assets resulting from operations	19,740,630	3,488,345

Capital Transactions
Proceeds from contributions	1,704,188,010	653,907,369
Value of withdrawals	(294,065,234)	(261,514,633)

Net increase in net assets derived from capital transactions	1,410,122,776	392,392,736

Net Assets
Total increase in net assets	1,429,863,406	395,881,081
Beginning of year	1,588,374,018	1,192,492,937

End of year	$3,018,237,424	$1,588,374,018

Financial Highlights	U.S. Total Bond Index Master Portfolio

	Year Ended December 31,
	2016	2015	2014	2013	2012

Total Return
Total return	2.55%	0.40%	5.98%	(2.23)%	4.06%

Ratios to Average Net Assets
Total expenses	0.04%	0.06%	0.09%	0.09%	0.09%

Total expenses after fees waived	0.03%	0.04%	0.07%	0.08%	0.08%

Net investment income	2.02%	1.93%	1.76%	1.63%	1.86%

Supplemental Data
Net assets, end of year (000)	$3,018,237	$1,588,374	$1,192,493	$933,770	$481,572

Portfolio turnover rate[1,2]	278%	356%	476%	417%	436%

[1]	Portfolio turnover rates include TBA transactions, if any.

[2]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	164%	300%	244%	214%	231%

See Notes to Financial Statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	51

Notes to Financial Statements	U.S. Total Bond Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2016, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

52	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Master Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	53

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a

54	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate their counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio is not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the

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Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisor, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $203,808.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice.

The fees and expenses of the MIP’s trustees who are not “interested persons” of the MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2016, the amount waived was $98,777.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities

56	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio paid BTC $4,222 in total for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of the MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$3,814,964	$188,846	$(80,436)

6. Purchase and Sales:

For the year ended December 31, 2016, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$6,685,101,999	$5,792,104,784
U.S. Government Securities	$891,775,532	$340,630,569

For the year ended December 31, 2016, purchases and sales related to mortgage dollar rolls were $2,519,546,506 and $2,522,934,651, respectively.

7. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	57

Notes to Financial Statements (concluded)	U.S. Total Bond Index Master Portfolio

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,499,960,763

Gross unrealized appreciation	$14,234,584
Gross unrealized depreciation	(45,371,605)

Net unrealized depreciation	$(31,137,021)

8. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Master Portfolio did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Report of Independent Registered Public Accounting Firm	U.S. Total Bond Index Master Portfolio

To the Board of Trustees of Master Investment Portfolio and the Investors of U.S Total Bond Index Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	59

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None

60	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	61

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/MIP serve at the pleasure of the Board.
Further information about the Trust’s/MIP’s Officers and Trustees is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

62	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016	63

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	BLACKROCK U.S. TOTAL BOND INDEX FUND	DECEMBER 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-12/16-AR

Portfolio Information as of December 31, 2016

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	1%
Microsoft Corp.	1
Bank of America Corp.	1
JPMorgan Chase & Co.	1
Altria Group, Inc.	1
Johnson & Johnson	1
UnitedHealth Group, Inc.	1
Facebook, Inc., Class A	1
Wal-Mart Stores, Inc.	1
Comcast Corp., Class A	1

Sector Allocation	Percent of Net Assets
Information Technology	8%
Financials	6
Health Care	6
Consumer Discretionary	5
Industrials	4
Consumer Staples	3
Energy	3
Real Estate	2
Utilities	1
Materials	1
Telecommunication Services	1
Short-Term Securities	60
Liabilities in Excess of Other Assets	(-)[1]

[1]	Represents less than 1% of Net Assets.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	1

Schedule of Investments December 31, 2016	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (a)	8,602	$1,339,159
General Dynamics Corp.	5,578	963,098
Raytheon Co.	18,722	2,658,524

		4,960,781
Air Freight & Logistics — 0.8%
FedEx Corp.	11,600	2,159,920
United Parcel Service, Inc., Class B	18,306	2,098,600

		4,258,520
Auto Components — 0.2%
Delphi Automotive PLC (a)	5,850	393,998
Lear Corp.	2,974	393,668

		787,666
Banks — 3.3%
Bank of America Corp.	194,438	4,297,080
Citigroup, Inc.	19,834	1,178,735
Citizens Financial Group, Inc.	69,024	2,459,325
First Horizon National Corp.	95,053	1,902,011
First Republic Bank	5,718	526,856
JPMorgan Chase & Co.	46,404	4,004,201
SunTrust Banks, Inc.	40,024	2,195,316
Wells Fargo & Co.	2,151	118,542

		16,682,066
Beverages — 0.5%
Dr. Pepper Snapple Group, Inc.	26,691	2,420,073
Biotechnology — 1.4%
Amgen, Inc.	17,408	2,545,223
Biogen, Inc. (b)	4,296	1,218,260
Celgene Corp. (b)	21,133	2,446,145
Gilead Sciences, Inc.	13,618	975,185

		7,184,813
Building Products — 0.6%
Fortune Brands Home & Security, Inc. (a)	22,043	1,178,419
Masco Corp.	55,912	1,767,937
Owens Corning	1,930	99,511

		3,045,867
Capital Markets — 0.9%
Bank of New York Mellon Corp.	8,748	414,480
Charles Schwab Corp.	32,796	1,294,458
CME Group, Inc. (a)	13,462	1,552,842
Evercore Partners, Inc., Class A	3,056	209,947
Legg Mason, Inc.	7,421	221,962
Morgan Stanley	5,452	230,347
State Street Corp.	4,612	358,445

		4,282,481
Chemicals — 0.6%
AdvanSix, Inc. (b)	19,025	421,214
Air Products & Chemicals, Inc.	3,492	502,219
Cabot Corp.	17,640	891,526
Eastman Chemical Co.	10,611	798,053
Monsanto Co.	1,559	164,022
Valspar Corp.	762	78,951

		2,855,985
Communications Equipment — 0.1%
Cisco Systems, Inc.	12,986	392,437
CommScope Holding Co., Inc. (b)	3,724	138,533

		530,970
Consumer Finance — 0.1%
American Express Co.	1,893	140,234
Synchrony Financial	4,009	145,406

		285,640

Common Stocks	Shares	Value
Containers & Packaging — 0.2%
Owens-Illinois, Inc. (b)	6,010	$104,634
WestRock Co.	15,408	782,264

		886,898
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (b)	7,963	1,297,810
S&P Global, Inc.	15,031	1,616,433

		2,914,243
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	3,248	138,138
Level 3 Communications, Inc. (b)	2,837	159,893

		298,031
Electric Utilities — 0.3%
American Electric Power Co., Inc.	21,607	1,360,377
Westar Energy, Inc.	1,441	81,200
Xcel Energy, Inc.	6,324	257,387

		1,698,964
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A (a)	31,629	2,125,469
SYNNEX Corp.	353	42,720
TE Connectivity Ltd. (a)	4,579	317,233

		2,485,422
Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	25,587	1,662,387
FMC Technologies, Inc. (b)	957	34,002
Nabors Industries Ltd.	13,981	229,289

		1,925,678
Food & Staples Retailing — 0.6%
CVS Health Corp.	3,409	269,004
U.S. Foods Holding Corp. (b)	1,461	40,149
Wal-Mart Stores, Inc.	42,335	2,926,195

		3,235,348
Food Products — 1.2%
Archer-Daniels-Midland Co.	16,152	737,339
Hormel Foods Corp. (a)	54,129	1,884,231
Ingredion, Inc.	13,150	1,643,224
McCormick & Co., Inc. (a)	16,813	1,569,157

		5,833,951
Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	55,314	2,452,623
C.R. Bard, Inc.	11,322	2,543,600
IDEXX Laboratories, Inc. (b)	9,555	1,120,515
St. Jude Medical, Inc.	2,641	211,782

		6,328,520
Health Care Providers & Services — 1.3%
AmerisourceBergen Corp. (a)	8,938	698,862
Cardinal Health, Inc.	21,548	1,550,809
UnitedHealth Group, Inc.	19,591	3,135,344
VCA, Inc. (b)	16,900	1,160,185

		6,545,200
Hotels, Restaurants & Leisure — 0.9%
Choice Hotels International, Inc.	41,888	2,347,822
Domino’s Pizza, Inc.	4,878	776,773
Extended Stay America, Inc.	15,500	250,325
J Alexander’s Holdings, Inc. (b)	11,575	124,431
Las Vegas Sands Corp.	1,177	62,864
Vail Resorts, Inc. (a)	5,959	961,246

		4,523,461

See Notes to Financial Statements.

2	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Household Durables — 0.0%
D.R. Horton, Inc.	4,544	$124,187
Harman International Industries, Inc.	668	74,255

		198,442
Household Products — 0.3%
Clorox Co.	12,132	1,456,083
Energizer Holdings, Inc.	708	31,584

		1,487,667
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	19,876	2,192,124
General Electric Co.	14,599	461,328
Roper Technologies, Inc.	160	29,293

		2,682,745
Insurance — 1.1%
Aon PLC	5,184	578,172
Aspen Insurance Holdings Ltd.	4,101	225,555
Endurance Specialty Holdings Ltd.	620	57,288
First American Financial Corp.	32,602	1,194,211
FNF Group	2,617	88,873
Hartford Financial Services Group, Inc.	6,467	308,153
Lincoln National Corp.	7,285	482,777
Reinsurance Group of America, Inc.	14,793	1,861,403
Travelers Cos., Inc.	5,482	671,106

		5,467,538
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc. (b)	1,715	1,286,027
Expedia, Inc.	164	18,578

		1,304,605
Internet Software & Services — 1.1%
Alphabet, Inc., Class A (b)	624	494,489
Alphabet, Inc., Class C (b)	2,820	2,176,532
Facebook, Inc., Class A (b)	26,464	3,044,683

		5,715,704
IT Services — 1.9%
Accenture PLC, Class A	18,278	2,140,902
Amdocs Ltd.	37,503	2,184,550
Booz Allen Hamilton Holding Corp.	63,827	2,302,240
Mastercard, Inc., Class A	7,123	735,450
Square, Inc., Class A (b)	2,371	32,316
Visa, Inc., Class A (a)	26,406	2,060,196

		9,455,654
Leisure Products — 0.4%
Hasbro, Inc.	26,911	2,093,407
Machinery — 0.7%
Caterpillar, Inc. (a)	5,273	489,018
Cummins, Inc.	1,491	203,775
Fortive Corp.	2,250	120,668
Ingersoll-Rand PLC	32,078	2,407,133
Oshkosh Corp.	2,733	176,579

		3,397,173
Media — 1.2%
CBS Corp., Class B (a)	956	60,821
Comcast Corp., Class A	38,535	2,660,842
Discovery Communications, Inc., Class C (b)	2,214	59,291
Interpublic Group of Cos., Inc. (a)	95,352	2,232,190
Time Warner, Inc.	10,955	1,057,486

		6,070,630
Metals & Mining — 0.2%
Newmont Mining Corp.	24,220	825,175

Common Stocks	Shares	Value
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	65,232	$1,607,317
CMS Energy Corp.	42,726	1,778,256

		3,385,573
Multiline Retail — 0.5%
Target Corp.	34,964	2,525,450
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp.	10,422	726,726
Antero Resources Corp. (b)	11,884	281,057
Chevron Corp.	16,663	1,961,235
ConocoPhillips	21,521	1,079,063
Devon Energy Corp.	5,267	240,544
Energen Corp. (b)	5,802	334,601
EOG Resources, Inc.	14,240	1,439,664
Exxon Mobil Corp.	13,843	1,249,469
Laredo Petroleum, Inc. (b)	41,816	591,278
Marathon Petroleum Corp.	44,343	2,232,670
Occidental Petroleum Corp.	12,979	924,494
Range Resources Corp.	6,431	220,969
Tesoro Corp.	7,388	646,081
Whiting Petroleum Corp. (b)	10,750	129,215

		12,057,066
Paper & Forest Products — 0.2%
Domtar Corp. (a)	26,842	1,047,643
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A (a)	6,475	495,273
Herbalife Ltd. (a)(b)	760	36,586

		531,859
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	33,972	1,985,324
Eli Lilly & Co.	3,876	285,080
Johnson & Johnson (a)	27,432	3,160,441
Merck & Co., Inc.	3,839	226,002
Pfizer, Inc.	1,249	40,567
Prestige Brands Holdings, Inc. (b)	11,278	587,584
Zoetis, Inc.	28,271	1,513,346

		7,798,344
Professional Services — 0.4%
Equifax, Inc.	7,652	904,696
ManpowerGroup, Inc.	7,529	669,102
TransUnion (b)	19,463	601,991

		2,175,789
Real Estate Investment Trusts (REITs) — 1.7%
Mid-America Apartment Communities, Inc.	12,004	1,175,432
Omega Healthcare Investors, Inc.	37,835	1,182,722
Simon Property Group, Inc.	8,221	1,460,625
Ventas, Inc.	40,462	2,529,684
Weingarten Realty Investors	58,145	2,081,010
Welltower, Inc. (a)	3,526	235,995

		8,665,468
Road & Rail — 0.3%
Union Pacific Corp.	15,254	1,581,535
Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	4,457	143,827
KLA-Tencor Corp.	23,688	1,863,772
Linear Technology Corp.	2,259	140,849
Maxim Integrated Products, Inc.	27,316	1,053,578
QUALCOMM, Inc.	3,149	205,315
Texas Instruments, Inc.	31,356	2,288,047
Xilinx, Inc. (a)	40,216	2,427,840

		8,123,228

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
Software — 1.8%
Adobe Systems, Inc. (b)	21,503	$2,213,734
Check Point Software Technologies Ltd. (b)	3,223	272,215
Intuit, Inc.	6,745	773,044
Microsoft Corp.	77,946	4,843,564
Red Hat, Inc. (b)	15,274	1,064,598

		9,167,155
Specialty Retail — 1.7%
Best Buy Co., Inc.	6,507	277,654
Dick’s Sporting Goods, Inc. (a)	15,020	797,562
Home Depot, Inc.	19,610	2,629,309
Lowe’s Cos., Inc.	34,061	2,422,418
Ross Stores, Inc.	4,093	268,501
TJX Cos., Inc.	25,936	1,948,571

		8,344,015
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	47,454	5,496,122
HP, Inc.	8,225	122,059
NCR Corp. (b)	11,251	456,341
NetApp, Inc.	5,796	204,425

		6,278,947
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B (a)	11,655	592,424
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. (b)	5,051	163,501

Common Stocks	Shares	Value
Tobacco — 0.7%
Altria Group, Inc.	51,173	$3,460,318
Trading Companies & Distributors — 0.1%
Watsco, Inc.	2,840	420,661
Water Utilities — 0.3%
American Water Works Co., Inc.	23,230	1,680,923
Wireless Telecommunication Services — 0.8%
SBA Communications Corp., Class A (b)	18,680	1,928,897
T-Mobile U.S., Inc. (b)	2,308	132,733
Telephone & Data Systems, Inc.	62,857	1,814,681

		3,876,311
Total Long-Term Investments (Cost — $185,519,825) — 40.7%		204,545,528

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.45% (c)(d)(e)	14,810,719	14,813,681
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.87% (c)(d)	285,459,557	285,459,557
Total Short-Term Securities (Cost — $300,272,678) — 59.7%		300,273,238
Total Investments (Cost — $485,792,503) — 100.4%		504,818,766
Liabilities in Excess of Other Assets — (0.4)%		(1,771,594)

Net Assets — 100.0%		$503,047,172

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gains
BlackRock Cash Funds: Institutional, SL Agency Shares	21,712,891	(6,902,172)	14,810,719	$14,813,681	$126,430	[1]	$21,168
BlackRock Cash Funds: Prime, SL Agency Shares	14,799,184	(14,799,184)	—	—	25,143	[1]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	285,459,557	285,459,557	285,459,557	80,718		5,507
Total				$300,273,238	$232,291		$26,675

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
217	Russell 2000 E-Mini Index	March 2017	$14,722,365	$(280,939)
2,532	S&P 500 E-Mini Index	March 2017	$283,102,920	(1,817,675)
Total				$(2,098,614)

See Notes to Financial Statements.

4	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Schedule of Investments (concluded)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$2,098,614	—	—	—	$2,098,614

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$4,846,200	—	—	—	$4,846,200
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(2,098,253)	—	—	—	$(2,098,253)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$76,677,868
Average notional value of contracts — short	$265,000	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$204,545,528	—	—	$204,545,528
Short-Term Securities	300,273,238	—	—	300,273,238

Total	$504,818,766	—	—	$504,818,766

Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(2,098,614)	—	—	$(2,098,614)

[1]    See above Schedule of Investments for values in each industry.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	5

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments at value — unaffiliated (including securities loaned at value of $14,422,644) (cost — $185,519,825)	$204,545,528
Investments at value — affiliated (cost — $300,272,678)	300,273,238
Cash pledged for futures contracts	14,068,000
Receivables:
Dividends — unaffiliated	273,691
Dividends — affiliated	65,980
Securities lending income — affiliated	2,532
Prepaid expenses	1,092

Total assets	519,230,061

Liabilities
Cash collateral on securities loaned at value	14,811,880
Bank overdraft	109,549
Payables:
Variation margin on futures contracts	1,183,245
Investment advisory fees	54,102
Trustees’ fees	4,582
Other accrued expenses	19,531

Total liabilities	16,182,889

Net Assets	$503,047,172

Net Assets Consist of
Investors’ capital	$486,119,523
Net unrealized appreciation (depreciation)	16,927,649

Net Assets	$503,047,172

See Notes to Financial Statements.

6	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Statement of Operations

Year Ended December 31, 2016

Investment Income
Dividends — unaffliated	$7,675,570
Securities lending — affiliated — net	134,759
Dividends — affiliated	97,532
Foreign taxes withheld	(51,129)

Total investment income	7,856,732

Expenses
Investment advisory	1,086,336
Administration	434,534
Professional	16,919
Trustees	13,438
Miscellaneous	700

Total expenses	1,551,927
Less:
Fees waived by the Manager	(460,803)
Fees waived by the Administrator	(434,534)

Total expenses after fees waived	656,590

Net investment income	7,200,142

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	26,472,755
Investments — affiliated	5,507
Futures contracts	4,846,200
Foreign currency transactions	581
Capital gain distributions from investment companies — affiliated	21,168

31,346,211

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	14,797,330
Investments — affiliated	560
Futures contracts	(2,098,253)
Foreign currency translations	(41)

12,699,596

Net realized and unrealized gain	44,045,807

Net Increase in Net Assets Resulting from Operations	$51,245,949

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	7

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$7,200,142	$30,042,097
Net realized gain	31,346,211	308,795,739
Net change in unrealized appreciation (depreciation)	12,699,596	(312,013,356)

Net increase in net assets resulting from operations	51,245,949	26,824,480

Capital Transactions
Proceeds from contributions	135,732,410	233,706,507
Value of withdrawals	(129,926,695)	(2,248,961,465)

Net increase (decrease) in net assets derived from capital transactions	5,805,715	(2,015,254,958)

Net Assets
Total increase (decrease) in net assets	57,051,664	(1,988,430,478)
Beginning of year	445,995,508	2,434,425,986

End of year	$503,047,172	$445,995,508

Financial Highlights

	Year Ended December 31,
	2016	2015	2014	2013	2012

Total Return
Total return	12.45%	(1.20)%	11.74%	34.02%	15.55%

Ratios to Average Net Assets
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived and paid indirectly	0.15%	0.15%	0.17%	0.23%	0.26%

Net investment income	1.66%	1.65%	1.56%	1.55%	2.03%

Supplemental Data
Net assets, end of year (000)	$503,047	$445,996	$2,434,426	$2,940,543	$2,792,818

Portfolio turnover rate	115%	132%	119%	153%	120%

See Notes to Financial Statements.

8	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Notes to Financial Statements

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Active Stock Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Board of Trustees of MIP (the “Board”) approved changes to the Master Portfolio’s principal investment strategies. Under its new principal investment strategies, the Master Portfolio will be restructured to utilize various Scientific Active Equity strategies and strategies across market caps, as well as geographic regions, including emerging markets. These changes became effective on November 7, 2016.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Master Portfolio may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Master Portfolio’s investment policies.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	9

Notes to Financial Statements (continued)

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time, or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

10	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Notes to Financial Statements (continued)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas S.A	$8,395,268	$(8,395,268)	—
Citigroup Global Markets, Inc.	12,324	(12,324)	—
Goldman Sachs & Co.	1,427,348	(1,427,348)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,132,720	(4,132,720)	—
State Street Bank and Trust Co.	454,984	(454,984)	—

Total	$14,422,644	$(14,422,644)	—

[1]

Cash collateral with a value of $14,811,880 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	11

Notes to Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisor, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.

Expense Waivers: The Manager has voluntarily agreed to waive 0.095% of its investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the Manager waived $412,808 pursuant to this agreement.

12	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Notes to Financial Statements (continued)

With respect the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $17,638.

The fees and expenses of the MIP trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the MIP or provide an offsetting credit against the administration fees paid by the MIP in an amount equal to these independent expenses through April 30, 2017. This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $30,357.

The Administrator voluntarily agreed to waive a portion of its administration fees payable by the Master Portfolio. This arrangement is voluntary and may be terminated by the Administrator at any time. This amount is included in fees waived by the Administrator in the Statement of Operations. For the year ended December 31, 2016, BAL waived $434,534.

From time to time, BAL may waive Administration fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated – net in the Statement of Operations. For the year ended December 31, 2016, the Master Portfolio paid BTC $73,390 in total for securities lending agent services and collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of the MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
Active Stock Master Portfolio	—	$1,214,639	$(117,803)

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments excluding short-term securities were $466,626,594 and $716,959,016, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	13

Notes to Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$488,721,296

Gross unrealized appreciation	$21,199,757
Gross unrealized depreciation	(5,102,287)

Net unrealized appreciation	$16,097,470

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is

14	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Notes to Financial Statements (concluded)

limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and the Investors of Active Stock Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

16	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2009	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	17

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with MIP	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (continued)
Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of MIP based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

18	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of MIP serve at the pleasure of the Board.
Further information about the Trust's Officers and Trustees is available in MIP's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02210	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of MIP 400 Howard Street San Francisco, CA 94105

ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016	19

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

20	ACTIVE STOCK MASTER PORTFOLIO	DECEMBER 31, 2016

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. Each registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$11,148	$10,962	$0	$0	$2,425	$2,425	$0	$0
BlackRock Cash Funds: Prime	$11,148	$10,962	$0	$0	$2,425	$2,425	$0	$0
BlackRock Cash Funds: Treasury	$11,148	$10,962	$0	$0	$2,425	$2,425	$0	$0
BlackRock CoreAlpha Bond Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock Disciplined International Fund	$11,130	$9,900	$0	$0	$7,566	$0	$0	$0
BlackRock Large Cap Index Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic Retirement Fund (Formerly BlackRock LifePath Retirement Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic 2020 Fund (Formerly BlackRock LifePath 2020 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic 2025 Fund (Formerly BlackRock LifePath 2025 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic 2030 Fund (Formerly BlackRock LifePath 2030 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic 2035 Fund (Formerly BlackRock LifePath 2035 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0

BlackRock LifePath Dynamic 2040 Fund (Formerly BlackRock LifePath 2040 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic 2045 Fund (Formerly BlackRock LifePath 2045 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic 2050 Fund (Formerly BlackRock LifePath 2050 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Dynamic 2055 Fund (Formerly BlackRock LifePath 2055 Fund)	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index Retirement Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2020 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2025 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2030 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2035 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2040 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2045 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2050 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2055 Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock LifePath Index 2060 Fund	$9,865	N/A	$0	N/A	$7,566	N/A	$0	N/A
BlackRock S&P 500 Index Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock Total International ex U.S. Index Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
BlackRock U.S. Total Bond Index Fund	$11,148	$10,962	$0	$0	$7,566	$7,566	$0	$0
Active Stock Master Portfolio	$20,991	$20,640	$0	$0	$20,161	$20,161	$0	$0
CoreAlpha Bond Master Portfolio	$34,888	$34,305	$0	$0	$20,161	$20,161	$0	$0
International Tilts Master Portfolio	$20,991	$20,640	$0	$0	$15,126	$15,126	$0	$0
Large Cap Index Master Portfolio	$20,991	$20,640	$0	$0	$15,126	$15,126	$0	$0
LifePath Dynamic Retirement Master Portfolio (Formerly LifePath Retirement Master Portfolio)	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Dynamic 2020 Master Portfolio (Formerly LifePath 2020 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath 2025 Dynamic Master Portfolio (Formerly LifePath 2025 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Dynamic 2030 Master Portfolio (Formerly LifePath 203 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Dynamic 2035 Master Portfolio (Formerly LifePath 2035 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Dynamic 2040 Master Portfolio (Formerly LifePath 2040 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Dynamic 2045 Master Portfolio (Formerly LifePath 2045 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Dynamic 2050 Master Portfolio (Formerly LifePath 2050 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0

LifePath Dynamic 2055 Master Portfolio (Formerly LifePath 2055 Master Portfolio)	$15,407	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index Retirement Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2020 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2025 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2030 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2035 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2040 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2045 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2050 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2055 Master Portfolio	$13,007	$12,790	$0	$0	$13,119	$13,119	$0	$0
LifePath Index 2060 Master Portfolio	$13,911	N/A	$0	N/A	$13,119	N/A	$0	N/A
Money Market Master Portfolio	$12,507	$12,298	$0	$0	$3,633	$3,633	$0	$0
Prime Money Market Master Portfolio	$12,507	$12,298	$0	$0	$3,633	$3,633	$0	$0
S&P 500 Index Master Portfolio	$20,991	$20,640	$0	$0	$15,126	$15,126	$0	$0
Total International ex U.S. Index Master Portfolio	$20,991	$20,640	$0	$0	$15,126	$15,126	$0	$0
Treasury Money Market Master Portfolio	$12,507	$12,298	$0	$0	$3,633	$3,633	$0	$0
U.S. Total Bond Index Master Portfolio	$24,370	$23,963	$0	$0	$15,126	$15,126	$0	$0

The following table presents fees billed by PwC that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.
(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$2,425	$2,425
BlackRock Cash Funds: Prime	$2,425	$2,425
BlackRock Cash Funds: Treasury	$2,425	$2,425
BlackRock CoreAlpha Bond Fund	$7,566	$7,566
BlackRock Large Cap Index Fund	$7,566	$7,566
BlackRock Disciplined International Fund	$7,566	$7,566
BlackRock LifePath Dynamic Retirement Fund (Formerly BlackRock LifePath Retirement Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2020 Fund (Formerly BlackRock LifePath 2020 Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2025 Fund (Formerly BlackRock LifePath 2025 Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2030 Fund (Formerly BlackRock LifePath 2030 Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2035 Fund (Formerly BlackRock LifePath 2035 Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2040 Fund (Formerly BlackRock LifePath 2040 Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2045 Fund (Formerly BlackRock LifePath 2045 Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2050 Fund (Formerly BlackRock LifePath 2050 Fund)	$7,566	$7,566
BlackRock LifePath Dynamic 2055 Fund (Formerly BlackRock LifePath 2055 Fund)	$7,566	$7,566
LifePath Index Retirement Fund	$7,566	$7,566
LifePath Index 2020 Fund	$7,566	$7,566

LifePath Index 2025 Fund	$7,566	$7,566
LifePath Index 2030 Fund	$7,566	$7,566
LifePath Index 2035 Fund	$7,566	$7,566
LifePath Index 2040 Fund	$7,566	$7,566
LifePath Index 2045 Fund	$7,566	$7,566
LifePath Index 2050 Fund	$7,566	$7,566
LifePath Index 2055 Fund	$7,566	$7,566
LlifePath Index 2060 Fund	$7,566	N/A
BlackRock S&P 500 IndexFund	$7,566	$7,566
BlackRock Total International ex U.S. Index Fund	$7,566	$7,566
BlackRock U.S. Total Bond Index Fund	$7,566	$7,566
Active Stock Master Portfolio	$20,161	$20,161
CoreAlpha Bond Master Portfolio	$20,161	$20,161
International Tilts Master Portfolio	$15,126	$15,126
Large Cap Index Master Portfolio	$15,156	$15,156
LifePath Dynamic Retirement Master Portfolio (Formerly LifePath Retirement Master Portfolio)	$13,119	$13,119
LifePath Dynamic 2020 Master Portfolio (Formerly LifePath 2020 Master Portfolio)	$13,119	$13,119
LifePath 2025 Dynamic Master Portfolio (Formerly LifePath 2025 Master Portfolio)	$13,119	$13,119
LifePath Dynamic 2030 Master Portfolio (Formerly LifePath 203 Master Portfolio)	$13,119	$13,119
LifePath Dynamic 2035 Master Portfolio (Formerly LifePath 2035 Master Portfolio)	$13,119	$13,119
LifePath Dynamic 2040 Master Portfolio (Formerly LifePath 2040 Master Portfolio)	$13,119	$13,119
LifePath Dynamic 2045 Master Portfolio (Formerly LifePath 2045 Master Portfolio)	$13,119	$13,119
LifePath Dynamic 2050 Master Portfolio (Formerly LifePath 2050 Master Portfolio)	$13,119	$13,119
LifePath Dynamic 2055 Master Portfolio (Formerly LifePath 2055 Master Portfolio)	$13,119	$13,119
LifePath Index Retirement Master Portfolio	$13,119	$13,119
LifePath Index 2020 Master Portfolio	$13,119	$13,119
LifePath Index 2025 Master Portfolio	$13,119	$13,119
LifePath Index 2030 Master Portfolio	$13,119	$13,119
LifePath Index 2035 Master Portfolio	$13,119	$13,119
LifePath Index 2040 Master Portfolio	$13,119	$13,119
LifePath Index 2045 Master Portfolio	$13,119	$13,119
LifePath Index 2050 Master Portfolio	$13,119	$13,119
LifePath Index 2055 Master Portfolio	$13,119	$13,119
LifePath Index 2060 Master Portfolio	$13,119	N/A
Money Market Master Portfolio	$3,633	$3,633
Prime Money Market Master Portfolio	$3,633	$3,633
S&P 500 Index Master Portfolio	$15,126	$15,126
Total International ex U.S. Index Master Portfolio	$15,156	$15,156
Treasury Money Market Master Portfolio	$3,633	$3,633
U.S. Total Bond Index Master Portfolio	$15,156	$15,156

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: March 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: March 6, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: March 6, 2017